UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant has filed this Certified Shareholder Report on Form N-CSR in four (4) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession #0001193125-10-274794 and #0001193125-10-274811) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Item 1, this submission is identical in all material respects to the initial submission.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR:

•	PIMCO Funds—Total Return Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—PIMCO Total Return Fund—A, B, C and R Classes

•	PIMCO Funds—Bond Funds—Institutional, M, P, Administrative and D Classes

•	PIMCO Funds—Inflation-Protected Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—Strategic Markets Bond Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—Asset Allocation, Real Return Strategy & Equity-Related Funds—A, B, C and R Classes

•	PIMCO Funds—RealRetirement® Funds—Institutional, Administrative, A, C and R Classes

•	PIMCO Funds—International Bond Funds—Institutional, P, Administrative and D Classes

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Municipal Bond Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—Municipal Bond Funds—A, B, and C Classes

•	PIMCO Funds—Credit Bond Funds—Institutional, P, Administrative and D Classes

To be filed under the immediately following companion submission on form N-CSR:

•	PIMCO Funds—Bond Funds—A, B, C and R Classes

•	PIMCO Funds—PIMCO Real Return Fund—A, B, C and R Classes

•	PIMCO Funds—Private Account Portfolio Series

Share Classes	Institutional ■ P ■ Administrative ■ D

Semiannual Report September 30, 2010

Municipal Bond Funds

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

PIMCO MuniGO Fund

PIMCO New York Municipal Bond Fund

PIMCO Short Duration Municipal Income Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		13
Financial Highlights		16
Statements of Assets and Liabilities		24
Statements of Operations		25
Statements of Changes in Net Assets		26
Notes to Financial Statements		63
Glossary		73
Privacy Policy		74
Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements		75

FUND	Fund Summary	Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund	6	28
PIMCO California Short Duration Municipal Income Fund	7	31
PIMCO High Yield Municipal Bond Fund	8	37
PIMCO Municipal Bond Fund	9	44
PIMCO MuniGO Fund	10	51
PIMCO New York Municipal Bond Fund	11	53
PIMCO Short Duration Municipal Income Fund	12	56

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at 1-800-927-4648 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, (800) 927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

Over the six-month reporting period, U.S. economic growth weakened and unemployment remained stubbornly high, even with significant monetary and fiscal stimulus. Within Europe, sovereign debt worries heightened investor concerns over the possibility of default, leading to increased market volatility. In response, U.S. and non-U.S. government policy makers kept key interest rates near zero and announced plans for expanded quantitative easing programs to help spark economic activity and job creation, despite a rising public debt burden within developed economies. Furthermore, the Federal Reserve adjusted its balance sheet strategy by reinvesting payments on Agency debt and mortgage-backed securities (“MBS”) into longer-term U.S. Treasury securities in an effort to stabilize the economy through price support within key asset classes.

PIMCO’s New Normal long-term outlook—marked by a shift in global growth drivers, deleveraging and re-regulation—points to the possibility of a desynchronized global economic recovery. As such, the economic growth rate in developed economies will likely be lower than in previous recoveries, but higher for developing and emerging market economies. For investors, it is important to adjust portfolios to meet the challenges of this changing and uncertain investment environment. At PIMCO, we remain focused on helping you through your investment journey while managing a number of risks along the way.

Included below are highlights of the financial markets during our six-month reporting period:

■

Investors helped push yields on U.S. Treasury securities to historic lows in the short area of the yield curve in a flight to higher quality assets. Bonds that offered extra income, however, performed better than lower yielding U.S. Treasury securities. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, or 1.31% lower than on March 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 6.05% for the reporting period.

■

Corporate bonds, including high-yield bonds, outperformed U.S. Treasury securities as strong demand for incremental income supported healthy new corporate bond issuance. Furthermore, corporate fundamentals generally continued to improve during the reporting period due to cost-cutting, improving margins, increasing asset quality and valuations.

■

The performance of Agency MBS lagged like-duration U.S. Treasury securities primarily due to concern of increased prepayments induced by a potential government-sponsored refinancing program and the Federal Reserve’s decision to reinvest pay downs within its mortgage portfolio in U.S. Treasury securities rather than in MBS. However, non-Agency MBS and commercial MBS outperformed U.S. Treasury securities as a result of limited new issuance and investor demand for higher-yielding assets.

■

Municipal bonds posted positive returns, as measured by the Barclays Capital Municipal Bond Index, which returned 5.51% for the reporting period. Taxable Build America Bonds outperformed the tax-exempt municipal bond sector due to their longer duration as rates moved lower over the period.

■	Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive, as represented by the Barclays Capital U.S. TIPS Index, which returned 6.40% for the

2	PIMCO Funds	Municipal Bond Funds

reporting period. Decreasing real yields across the maturity spectrum created quite positive TIPS returns, while coupon income and low inflation accruals added additional incremental positive returns. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed during the period and TIPS underperformed nominal U.S. Treasury securities. Diversified commodity index returns were also positive, as measured by the Dow Jones-UBS Commodity Index Total Return, which returned 6.24% for the reporting period.

■

Emerging market (“EM”) bonds denominated in both U.S. dollars and local EM currencies performed well, outperforming U.S. Treasury securities. The U.S. dollar weakened due in part to investor concerns over the likelihood of increased government stimulus policies and a widening U.S. public debt burden. As a result, most EM currencies appreciated relative to the U.S. dollar.

■

Equity markets worldwide were volatile, and generally posted negative returns for the reporting period despite staging a rally in September 2010. U.S. equities, as measured by the S&P 500 Index, declined 1.42% and international equities, as represented by the MSCI World Index, declined 0.64% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We value your trust and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Funds

November 10, 2010

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, issuer non-diversification risk, leveraging risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class and Class D shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Class P, Administrative Class and Class D shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class and Class D shares, respectively. The Class P shares of the following Funds were first offered in (month/year): PIMCO California Intermediate Municipal Bond Fund (4/08), PIMCO High Yield Municipal Bond Fund (4/08), PIMCO Municipal Bond Fund (4/08), PIMCO Short Duration Municipal Income Fund (4/08), PIMCO California Short Duration Municipal Income Fund (5/08), and PIMCO MuniGO Fund (7/09). The Administrative Class shares of the following Funds were first offered in (month/year): PIMCO Municipal Bond Fund (9/98) and PIMCO Short Duration Municipal Income Fund (10/02). The Class D shares were first offered in (month/year): PIMCO Municipal Bond Fund (4/98), PIMCO California Intermediate Municipal Bond Fund (1/00), PIMCO California Short Duration Municipal Income Fund (1/00), PIMCO New York Municipal Bond Fund (1/00), PIMCO Short Duration Municipal Income Fund (1/00), PIMCO High Yield Municipal Bond Fund (7/06), and PIMCO MuniGO Fund (7/09). All other Funds in this Shareholder Report do not currently offer Class P, Administrative Class and Class D shares. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	PIMCO Funds	Municipal Bond Funds

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Shareholder Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class and Class D only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds is from April 1, 2010 to September 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2010	5

PIMCO California Intermediate Municipal Bond Fund

Institutional Class - PCIMX	Class D - PCIDX
Class P - PCIPX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

California	93.0%
Puerto Rico	3.5%
Corporate Bonds & Notes	1.3%
Virgin Islands	1.1%
Other	1.1%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Institutional Class	5.06%	6.24%	3.66%	4.11%	4.42%
PIMCO California Intermediate Municipal Bond Fund Class D	4.89%	5.89%	3.30%	3.74%	4.05%
PIMCO California Intermediate Municipal Bond Fund Class P	5.01%	6.13%	3.56%	4.02%	4.34%
Barclays Capital California Intermediate Municipal Bond Index	6.64%	7.29%	5.63%	5.53%	5.59%
Lipper California Intermediate Municipal Debt Funds Average	4.89%	4.96%	3.99%	4.31%	4.57%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.445% for the Institutional Class shares, 0.545% for the Class P shares, and 0.775% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,050.64	$1,050.13	$1,048.91	$1,022.81	$1,022.31	$1,021.16
Expenses Paid During Period†	$2.31	$2.83	$4.01	$2.28	$2.79	$3.95

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.445% for Institutional Class, 0.545% for Class P, and 0.775% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO California Intermediate Municipal Bond Fund seeks high current income exempt from federal and California income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index for most of the period, which benefited performance as California municipal yields moved lower over the period.

»	An overweight to healthcare municipal bonds benefited performance as hospital bonds were in great demand over the period.

»	An underweight to California general obligation bonds was a significant detractor from performance as the California state credit rallied over the period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at September 30, 2010 was 2.36%. The yield was 4.06% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective CA state tax rate of 6.86%, or 2.66% assuming a federal tax rate of 10.00% and an effective CA state tax rate of 1.125%. Your tax adjusted yield may differ depending on your tax bracket.

1 The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

6	PIMCO Funds	Municipal Bond Funds

PIMCO California Short Duration Municipal Income Fund

Institutional Class - PCDIX	Class D - PCDDX
Class P - PCDPX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

California	98.0%
Puerto Rico	1.2%
Pennsylvania	0.3%
Virgin Islands	0.2%
Short-Term Instruments	0.1%
Other	0.2%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Institutional Class	1.35%	2.09%	3.25%
PIMCO California Short Duration Municipal Income Fund Class D	1.15%	1.69%	2.83%
PIMCO California Short Duration Municipal Income Fund Class P	1.30%	1.99%	3.14%
Barclays Capital California 1 Year Municipal Bond Index	0.84%	1.79%	3.55%
Lipper California Short/Intermediate Municipal Debt Funds	2.44%	3.32%	3.34%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.33% for the Institutional Class shares, 0.43% for the Class P shares, and 0.73% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,013.50	$1,012.98	$1,011.47	$1,023.41	$1,022.91	$1,021.41
Expenses Paid During Period†	$1.67	$2.17	$3.68	$1.67	$2.18	$3.70

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.33% for Institutional Class, 0.43% for Class P, and 0.73% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO California Short Duration Municipal Income Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index throughout the period, which benefited performance as California municipal yields moved lower over the period.

»	Exposure to longer maturities benefited performance as longer maturities outperformed over the period.

»	Exposure to the healthcare sector and lease revenue bonds benefited performance as these sectors outperformed the broad municipal bond index over the period.

»	An underweight to California general obligation bonds detracted from performance as the California state credit performed well over the period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at September 30, 2010 was 0.73%. The yield was 1.25% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective CA state tax rate of 6.86%, or 0.82% assuming a federal tax rate of 10.00% and an effective CA state tax rate of 1.125%. Your tax adjusted yield may differ depending on your tax bracket.

1 The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

Semiannual Report	September 30, 2010	7

PIMCO High Yield Municipal Bond Fund

Institutional Class - PHMIX	Class D - PYMDX
Class P - PYMPX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Texas	10.0%
California	7.2%
Illinois	5.9%
Florida	5.7%
Pennsylvania	5.4%
Colorado	5.0%
Other	60.8%
‡	% of Total Investments as of 09/30/10.

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Institutional Class	6.86%	9.37%	1.44%
PIMCO High Yield Municipal Bond Fund Class D	6.72%	9.09%	1.14%
PIMCO High Yield Municipal Bond Fund Class P	6.80%	9.26%	1.34%
60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index	6.87%	9.57%	3.84%
Lipper High Yield Municipal Debt Funds Average	6.91%	8.67%	1.97%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.55% for the Institutional Class shares, 0.65% for the Class P shares, and 0.85% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,068.57	$1,068.04	$1,067.25	$1,022.36	$1,021.86	$1,021.11
Expenses Paid During Period†	$2.80	$3.32	$4.09	$2.74	$3.24	$4.00

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.54% for Institutional Class, 0.64% for Class P and 0.79% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 0.54% for Institutional Class and 0.64% for Class P reflects net annualized expenses after application of an expense waiver of 0.01%. The annualized expense ratio for Class D reflects net annualized expenses after application of an expense waiver of 0.06%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Municipal Bond Fund seeks high current income exempt from federal income tax with total return as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index throughout the period, which benefited performance as municipal yields moved lower over the period.

»	The Fund’s exposure to higher-quality municipal bonds detracted from returns as lower-quality municipal bonds outperformed higher-quality municipal bonds over the period.

»

An overweight to the healthcare and education sectors benefited returns, while an underweight to lease revenue bonds detracted from performance, as these sectors outperformed the broad municipal bond index.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at September 30, 2010 was 4.62%. The yield was 7.11% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 5.13% assuming a federal tax rate of 10.00%. Your tax adjusted yield may differ depending on your tax bracket.

1 The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

8	PIMCO Funds	Municipal Bond Funds

PIMCO Municipal Bond Fund

Institutional Class - PFMIX	Class D - PMBDX
Administrative Class - PMNAX	Class P - PMUPX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

California	14.2%
Texas	13.3%
Illinois	9.6%
New York	7.0%
Florida	5.4%
Other	50.5%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Institutional Class	5.84%	6.69%	2.35%	4.17%	3.98%
PIMCO Municipal Bond Fund Administrative Class	5.71%	6.42%	2.10%	3.91%	3.72%
PIMCO Municipal Bond Fund Class D	5.68%	6.36%	2.01%	3.82%	3.62%
PIMCO Municipal Bond Fund Class P	5.79%	6.58%	2.22%	4.03%	3.84%
Barclays Capital Municipal Bond Index	5.51%	5.81%	5.13%	5.73%	5.37%
Lipper General Municipal Debt Funds Average	5.35%	5.45%	3.80%	4.65%	4.22%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.44% for the Institutional Class shares, 0.54% for the Class P shares, 0.69% for the Administrative Class shares, and 0.75% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,058.40	$1,057.89	$1,057.10	$1,056.76	$1,022.86	$1,022.36	$1,021.61	$1,021.31
Expenses Paid During Period†	$2.27	$2.79	$3.56	$3.87	$2.23	$2.74	$3.50	$3.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.44% for Institutional Class, 0.54% for Class P, 0.69% for Administrative Class, and 0.75% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Municipal Bond Fund seeks high current income exempt from federal income tax, consistent, with preservation of capital with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index for most of the period, which detracted from performance as municipal bond yields moved lower over the period.

»	Exposure to the tobacco sector benefited returns as the sector had positive performance over the period.

»

Exposure to both the hospital and corporate-backed sectors benefited returns as these sectors outperformed the broad municipal bond index, while exposure to the power sector detracted from performance as the sector underperformed the broad municipal bond index over the period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at September 30, 2010 was 3.31%. The yield was 5.10% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 3.68% assuming a federal tax rate of 10.00%. Your tax adjusted yield may differ depending on your tax bracket.

1 The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

Semiannual Report	September 30, 2010	9

PIMCO MuniGO Fund

Institutional Class - PMGOX	Class D - APNDX
Class P - PMPOX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P shares is $1,000,000.

The minimum initial investment amount for Class D shares is $1,000.

Allocation Breakdown‡

California	16.9%
Texas	16.2%
Ohio	10.9%
Illinois	7.4%
New York	5.2%
Massachusetts	5.1%
Florida	5.0%
Other	33.3%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	Fund Inception (07/01/09)
PIMCO MuniGO Fund Institutional Class	6.83%	5.56%	8.79%
PIMCO MuniGO Fund Class D	6.65%	5.19%	8.43%
PIMCO MuniGO Fund Class P	6.78%	5.46%	8.68%
Barclays Capital Municipal GO Bond Index	5.73%	5.64%	9.96%	**
Lipper General Municipal Debt Funds Average	5.35%	5.45%	11.52%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.40% for the Institutional Class shares, 0.50% for the Class P shares, and 0.75% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,068.34	$1,067.75	$1,066.45	$1,023.06	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.07	$2.59	$3.89	$2.03	$2.54	$3.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.40% for Institutional Class, 0.50% for Class P, and 0.75% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO MuniGO Fund seeks income exempt from federal income tax consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index for a majority of the period, which detracted from performance as municipal yields moved lower across most of the yield curve over the period.

»

An emphasis on general obligation municipal bonds versus pre-refunded municipal bonds benefited performance as general obligation municipal bonds outperformed pre-refunded municipal bonds during the period.

»	An underweight to California municipal bonds detracted from performance as California municipal bonds outperformed the broad municipal bond index over the period.

»	An overweight to Ohio municipal bonds detracted from performance as Ohio municipal bonds underperformed the broad municipal bond index over the period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at September 30, 2010 was 1.78%. The yield was 2.74% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 1.98% assuming a federal tax rate of 10.00%. Your tax adjusted yield may differ depending on your tax bracket.

1 The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

10	PIMCO Funds	Municipal Bond Funds

PIMCO New York Municipal Bond Fund

Institutional Class - PNYIX
Class D - PNYDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

New York	93.2%
Puerto Rico	4.2%
California	0.6%
Short-Term Instruments	0.5%
Other	1.5%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Institutional Class	5.87%	5.99%	4.68%	5.66%	5.74%
PIMCO New York Municipal Bond Fund Class D	5.69%	5.64%	4.32%	5.29%	5.36%
Barclays Capital New York Insured Municipal Bond Index	5.38%	5.85%	5.12%	5.92%	5.92%
Lipper New York Municipal Debt Funds Average	5.34%	5.75%	4.10%	4.90%	4.83%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.445% for the Institutional Class shares and 0.775% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class D	Institutional Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,058.67	$1,056.94	$1,022.81	$1,021.16
Expenses Paid During Period†	$2.32	$4.02	$2.28	$3.95

† Expenses are equal to the net annualized expense ratio of 0.445% for Institutional Class and 0.775% for Class D multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO New York Municipal Bond Fund seeks high current income exempt from federal and New York income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index throughout the period, which benefited performance as New York municipal yields moved lower over the period.

»	Yield-curve positioning with longer maturity exposure benefited performance as the yield curve flattened over the period.

»

An overweight to the special tax and education sectors benefited performance, while an underweight to the transportation sector detracted from performance, as these sectors outperformed the broad municipal bond index over the period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at September 30, 2010 was 2.41%. The yield was 4.08% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective New York state tax rate of 5.83%, or 4.25% for a New York City resident assuming an effective tax rate of 8.20%. The yield was 2.79% on a fully tax adjusted basis assuming a federal tax rate of 10.00% and an effective New York state tax rate of 3.60%, or 2.88% for a New York City resident assuming an effective tax rate of 6.22%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

1 The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

Semiannual Report	September 30, 2010	11

PIMCO Short Duration Municipal Income Fund

Institutional Class - PSDIX	Class D - PSDDX
Administrative Class - PSDMX	Class P - PSDPX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

California	14.0%
New York	9.0%
Texas	8.1%
Massachusetts	7.2%
Florida	7.2%
Pennsylvania	6.3%
Illinois	5.3%
Other	42.9%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Institutional Class	1.35%	2.79%	0.37%	1.60%	1.88%
PIMCO Short Duration Municipal Income Fund Administrative Class	1.23%	2.53%	0.13%	1.35%	1.63%
PIMCO Short Duration Municipal Income Fund Class D	1.15%	2.38%	-0.02%	1.19%	1.47%
PIMCO Short Duration Municipal Income Fund Class P	1.30%	2.68%	0.24%	1.47%	1.75%
Barclays Capital 1 Year Municipal Bond Index	0.86%	1.77%	3.43%	3.22%	3.33%
Lipper Short Municipal Debt Funds Average	1.48%	2.21%	2.76%	2.98%	3.10%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.33% for the Institutional Class shares, 0.43% for the Class P shares, 0.58% for the Administrative Class shares, and 0.73% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,013.51	$1,013.02	$1,012.25	$1,011.50	$1,023.41	$1,022.91	$1,022.16	$1,021.41
Expenses Paid During Period†	$1.67	$2.17	$2.93	$3.68	$1.67	$2.18	$2.94	$3.70

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.33% for Institutional Class, 0.43% for Class P, 0.58% for Administrative Class, and 0.73% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short Duration Municipal Income Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index throughout the period, which benefited performance as municipal yields moved lower over the period.

»	Yield-curve positioning benefited performance as the yield curve flattened over the period.

»

An overweight to special tax bonds and an underweight to pre-refunded bonds benefited performance as the special tax sector outperformed the broad municipal bond index, while the pre-refunded sector underperformed the broad municipal bond index.

»

An overweight to Louisiana municipal bonds benefited performance, while an underweight to Puerto Rico bonds detracted from performance, as Louisiana municipal bonds and Puerto Rico bonds outperformed the broad municipal bond index.

»

The Fund’s Institutional Class 30 Day SEC Yield[1]after fees at September 30, 2010 was 0.97%. The yield was 1.49% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 1.08% assuming a federal tax rate of 10.00%. Your tax adjusted yield may differ depending on your tax bracket.

1 The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

12	PIMCO Funds	Municipal Bond Funds

Benchmark Descriptions

Index	Description

60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index	60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index. The Barclays Capital High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital 1 Year Municipal Bond Index	Barclays Capital 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in an unmanaged index.

Barclays Capital California 1 Year Municipal Bond Index	Barclays Capital California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in an unmanaged index.

Barclays Capital California Intermediate Municipal Bond Index	Barclays Capital California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital Municipal GO Bond Index	The Barclays Capital Municipal GO Bond Index is the general obligation component of the Barclays Capital Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital New York Insured Municipal Bond Index	Barclays Capital New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	13

Benchmark Descriptions (Cont.)

Index	Description

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

14	PIMCO Funds	Municipal Bond Funds

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Semiannual Report	September 30, 2010	15

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO California Intermediate Municipal Bond Fund
Institutional Class
04/01/2010 - 09/30/2010+	$9.39	$0.17	$0.30	$0.47	$(0.17)	$0.00
03/31/2010	8.72	0.37	0.67	1.04	(0.37)	0.00
03/31/2009	9.47	0.39	(0.73)	(0.34)	(0.41)	0.00
03/31/2008	9.93	0.41	(0.47)	(0.06)	(0.40)	0.00
03/31/2007	9.83	0.40	0.10	0.50	(0.40)	0.00
03/31/2006	9.96	0.39	(0.13)	0.26	(0.39)	0.00
Class P
04/01/2010 - 09/30/2010+	9.39	0.17	0.30	0.47	(0.17)	0.00
03/31/2010	8.72	0.36	0.67	1.03	(0.36)	0.00
04/30/2008 - 03/31/2009	9.50	0.36	(0.77)	(0.41)	(0.37)	0.00
Class D
04/01/2010 - 09/30/2010+	9.39	0.16	0.30	0.46	(0.16)	0.00
03/31/2010	8.72	0.34	0.67	1.01	(0.34)	0.00
03/31/2009	9.47	0.37	(0.74)	(0.37)	(0.38)	0.00
03/31/2008	9.93	0.38	(0.47)	(0.09)	(0.37)	0.00
03/31/2007	9.83	0.36	0.10	0.46	(0.36)	0.00
03/31/2006	9.96	0.35	(0.13)	0.22	(0.35)	0.00

PIMCO California Short Duration Municipal Income Fund
Institutional Class
04/01/2010 - 09/30/2010+	$10.13	$0.08	$0.06	$0.14	$(0.08)	$0.00
03/31/2010	9.99	0.20	0.14	0.34	(0.20)	0.00
03/31/2009	9.99	0.28	0.02	0.30	(0.30)	0.00
03/31/2008	10.04	0.35	(0.05)	0.30	(0.35)	0.00
08/31/2006 - 03/31/2007	10.00	0.19	0.04	0.23	(0.19)	0.00
Class P
04/01/2010 - 09/30/2010+	10.13	0.07	0.06	0.13	(0.07)	0.00
03/31/2010	9.99	0.17	0.16	0.33	(0.19)	0.00
05/30/2008 - 03/31/2009	9.99	0.21	0.03	0.24	(0.24)	0.00
Class D
04/01/2010 - 09/30/2010+	10.13	0.06	0.06	0.12	(0.06)	0.00
03/31/2010	9.99	0.16	0.14	0.30	(0.16)	0.00
03/31/2009	9.99	0.24	0.02	0.26	(0.26)	0.00
03/31/2008	10.04	0.29	(0.03)	0.26	(0.31)	0.00
08/31/2006 - 03/31/2007	10.00	0.17	0.04	0.21	(0.17)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.
(c)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.
(d)	Effective October 1, 2009, the advisory fee was reduced by 0.02% to 0.18%.

16	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.17)	$9.69	5.06%	$46,226	0.44	5%*	0.44	5%*	0.44	5%*	0.44	5%*	3.60	%*	11%
(0.37)	9.39	12.12	46,641	0.44	5	0.44	5	0.44	5	0.44	5	4.06		47
(0.41)	8.72	(3.67)	65,751	0.44	5	0.44	5	0.44	5	0.44	5	4.34		72
(0.40)	9.47	(0.60)	106,867	0.44	5	0.44	5	0.44	5	0.44	5	4.24		37
(0.40)	9.93	5.14	101,792	0.44	5	0.44	5	0.44	5	0.44	5	4.01		59
(0.39)	9.83	2.65	93,639	0.56	(b)	0.56	(b)	0.46	(b)	0.46	(b)	3.93		131

(0.17)	9.69	5.01	2,641	0.54	5*	0.54	5*	0.54	5*	0.54	5*	3.48	*	11
(0.36)	9.39	12.01	1,562	0.54	5	0.54	5	0.54	5	0.54	5	3.86		47
(0.37)	8.72	(4.40)	9	0.54	5*	0.54	5*	0.54	5*	0.54	5*	4.37	*	72

(0.16)	9.69	4.89	5,577	0.77	5	0.77	5	0.77	5	0.77	5	3.26		11
(0.34)	9.39	11.76	5,096	0.77	5	0.77	5	0.77	5	0.77	5	3.69		47
(0.38)	8.72	(3.99)	2,958	0.77	5	0.77	5	0.77	5	0.77	5	4.05		72
(0.37)	9.47	(0.95)	1,961	0.79	5(c)	0.79	5(c)	0.79	5(c)	0.79	5(c)	3.87		37
(0.36)	9.93	4.74	2,358	0.82	5	0.82	5	0.82	5	0.82	5	3.63		59
(0.35)	9.83	2.26	2,402	0.94	(b)	0.94	(b)	0.84	(b)	0.84	(b)	3.57		131

$(0.08)	$10.19	1.35%	$111,903	0.33	%*	0.33	%*	0.33	%*	0.33	%*	1.49	%*	15%
(0.20)	10.13	3.46	106,163	0.33	(d)	0.33	(d)	0.33	(d)	0.33	(d)	1.98		59
(0.30)	9.99	3.03	88,779	0.35		0.35		0.35		0.35		2.81		173
(0.35)	9.99	3.05	10,825	0.35		0.35		0.35		0.35		3.45		92
(0.19)	10.04	2.33	2,884	0.35	*	1.80	*	0.35	*	1.80	*	3.29	*	83

(0.07)	10.19	1.30	35,931	0.43	*	0.43	*	0.43	*	0.43	*	1.38	*	15
(0.19)	10.13	3.36	24,454	0.44	(d)	0.44	(d)	0.44	(d)	0.44	(d)	1.64		59
(0.24)	9.99	2.48	3,978	0.45	*	0.45	*	0.45	*	0.45	*	2.58	*	173

(0.06)	10.19	1.15	7,588	0.73	*	0.73	*	0.73	*	0.73	*	1.10	*	15
(0.16)	10.13	3.05	8,608	0.74	(d)	0.74	(d)	0.74	(d)	0.74	(d)	1.54		59
(0.26)	9.99	2.62	4,812	0.75		0.75		0.75		0.75		2.40		173
(0.31)	9.99	2.60	871	0.77	(c)	0.77	(c)	0.77	(c)	0.77	(c)	2.88		92
(0.17)	10.04	2.12	10	0.70	*	2.21	*	0.70	*	2.21	*	2.92	*	83

Semiannual Report	September 30, 2010	17

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO High Yield Municipal Bond Fund
Institutional Class
04/01/2010 - 09/30/2010+	$8.07	$0.21	$0.34	$0.55	$(0.22)	$0.00
03/31/2010	6.76	0.44	1.31	1.75	(0.44)	0.00
03/31/2009	9.03	0.51	(2.27)	(1.76)	(0.51)	0.00
03/31/2008	10.63	0.50	(1.61)	(1.11)	(0.49)	0.00
07/31/2006 - 03/31/2007	10.00	0.35	0.63	0.98	(0.34)	(0.01)
Class P
04/01/2010 - 09/30/2010+	8.07	0.21	0.33	0.54	(0.21)	0.00
03/31/2010	6.76	0.42	1.32	1.74	(0.43)	0.00
04/30/2008 - 03/31/2009	9.15	0.46	(2.38)	(1.92)	(0.47)	0.00
Class D
04/01/2010 - 09/30/2010+	8.07	0.20	0.34	0.54	(0.21)	0.00
03/31/2010	6.76	0.41	1.32	1.73	(0.42)	0.00
03/31/2009	9.03	0.49	(2.27)	(1.78)	(0.49)	0.00
03/31/2008	10.63	0.46	(1.59)	(1.13)	(0.47)	0.00
07/31/2006 - 03/31/2007	10.00	0.31	0.64	0.95	(0.31)	(0.01)

PIMCO Municipal Bond Fund
Institutional Class
04/01/2010 - 09/30/2010+	$8.89	$0.20	$0.31	$0.51	$(0.19)	$0.00
03/31/2010	7.85	0.38	1.04	1.42	(0.38)	0.00
03/31/2009	9.67	0.43	(1.81)	(1.38)	(0.44)	0.00
03/31/2008	10.31	0.43	(0.63)	(0.20)	(0.44)	0.00
03/31/2007	10.18	0.42	0.13	0.55	(0.42)	0.00
03/31/2006	10.14	0.41	0.02	0.43	(0.39)	0.00
Class P
04/01/2010 - 09/30/2010+	8.89	0.19	0.32	0.51	(0.19)	0.00
03/31/2010	7.85	0.36	1.05	1.41	(0.37)	0.00
04/30/2008 - 03/31/2009	9.81	0.39	(1.95)	(1.56)	(0.40)	0.00
Administrative Class
04/01/2010 - 09/30/2010+	8.89	0.19	0.31	0.50	(0.18)	0.00
03/31/2010	7.85	0.35	1.04	1.39	(0.35)	0.00
03/31/2009	9.67	0.41	(1.81)	(1.40)	(0.42)	0.00
03/31/2008	10.31	0.41	(0.64)	(0.23)	(0.41)	0.00
03/31/2007	10.18	0.39	0.14	0.53	(0.40)	0.00
03/31/2006	10.14	0.38	0.03	0.41	(0.37)	0.00
Class D
04/01/2010 - 09/30/2010+	8.89	0.18	0.32	0.50	(0.18)	0.00
03/31/2010	7.85	0.35	1.04	1.39	(0.35)	0.00
03/31/2009	9.67	0.41	(1.82)	(1.41)	(0.41)	0.00
03/31/2008	10.31	0.40	(0.64)	(0.24)	(0.40)	0.00
03/31/2007	10.18	0.38	0.13	0.51	(0.38)	0.00
03/31/2006	10.14	0.37	0.02	0.39	(0.35)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.
(c)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.
(d)	Effective October 1, 2007, the administrative expense was reduced by 0.10% to 0.30%.
(e)	Effective October 1, 2009, the Fund’s advisory fee was reduced by 0.025% to 0.20%.

18	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.22)	$8.40	6.86%	$84,408	0.54	%*	0.55	%*	0.54	%*	0.55	%*	5.23	%*	13%
(0.44)	8.07	26.44	80,986	0.54		0.55		0.54		0.55		5.73		76
(0.51)	6.76	(20.02)	70,598	0.54		0.55		0.54		0.55		6.29		140
(0.49)	9.03	(10.67)	118,066	0.54		0.55		0.54		0.55		5.06		160
(0.35)	10.63	9.95	18,906	0.55	*	1.10	*	0.55	*	1.10	*	4.94	*	94

(0.21)	8.40	6.80	6,696	0.64	*	0.65	*	0.64	*	0.65	*	5.12	*	13
(0.43)	8.07	26.31	3,134	0.64		0.65		0.64		0.65		5.40		76
(0.47)	6.76	(21.48)	8	0.64	*	0.65	*	0.64	*	0.65	*	6.38	*	140

(0.21)	8.40	6.72	28,708	0.79	*	0.85	*	0.79	*	0.85	*	4.97	*	13
(0.42)	8.07	26.13	27,561	0.79		0.85		0.79		0.85		5.35		76
(0.49)	6.76	(20.22)	11,834	0.79		0.85		0.79		0.85		6.09		140
(0.47)	9.03	(10.94)	7,605	0.84	(d)	0.90	(d)	0.84	(d)	0.90	(d)	4.65		160
(0.32)	10.63	9.61	3,426	0.95	*	1.59	*	0.95	*	1.59	*	4.42	*	94

$(0.19)	$9.21	5.84%	$160,015	0.44	%*	0.44	%*	0.44	%*	0.44	%*	4.35	%*	9%
(0.38)	8.89	18.28	200,010	0.45	(e)	0.45	(e)	0.45	(e)	0.45	(e)	4.42		51
(0.44)	7.85	(14.59)	276,813	0.46	5	0.46	5	0.46	5	0.46	5	4.85		100
(0.44)	9.67	(2.04)	335,883	0.54	5	0.54	5	0.46	5	0.46	5	4.31		64
(0.42)	10.31	5.49	223,321	0.52	5	0.52	5	0.46	5	0.46	5	4.05		76
(0.39)	10.18	4.31	198,755	0.71	(b)	0.71	(b)	0.48	(b)	0.48	(b)	4.03		63

(0.19)	9.21	5.79	3,337	0.54	*	0.54	*	0.54	*	0.54	*	4.23	*	9
(0.37)	8.89	18.16	2,191	0.55	(e)	0.55	(e)	0.55	(e)	0.55	(e)	4.17		51
(0.40)	7.85	(16.19)	8	0.56	6*	0.56	6*	0.56	6*	0.56	6*	4.83	*	100

(0.18)	9.21	5.71	977	0.69	*	0.69	*	0.69	*	0.69	*	4.09	*	9
(0.35)	8.89	17.99	934	0.70	(e)	0.70	(e)	0.70	(e)	0.70	(e)	4.11		51
(0.42)	7.85	(14.81)	791	0.71	5	0.71	5	0.71	5	0.71	5	4.62		100
(0.41)	9.67	(2.28)	757	0.79	5	0.79	5	0.71	5	0.71	5	4.05		64
(0.40)	10.31	5.25	819	0.78	5	0.78	5	0.71	5	0.71	5	3.81		76
(0.37)	10.18	4.05	1,127	0.96	(b)	0.96	(b)	0.73	(b)	0.73	(b)	3.77		63

(0.18)	9.21	5.68	17,719	0.75	*	0.75	*	0.75	*	0.75	*	4.03	*	9
(0.35)	8.89	17.92	18,255	0.76	(e)	0.76	(e)	0.76	(e)	0.76	(e)	4.12		51
(0.41)	7.85	(14.86)	19,516	0.77	5	0.77	5	0.77	5	0.77	5	4.49		100
(0.40)	9.67	(2.37)	44,413	0.88	5(c)	0.88	5(c)	0.80	5(c)	0.80	5(c)	3.96		64
(0.38)	10.31	5.12	45,707	0.88	5	0.88	5	0.82	5	0.82	5	3.69		76
(0.35)	10.18	3.94	36,022	1.07	(b)	1.07	(b)	0.84	(b)	0.84	(b)	3.64		63

Semiannual Report	September 30, 2010	19

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO MuniGO Fund
Institutional Class
04/01/2010 - 09/30/2010+	$10.20	$0.14	$0.55	$0.69	$(0.14)	$0.00
07/01/2009 - 03/31/2010	10.00	0.21	0.19	0.40	(0.20)	0.00
Class P
04/01/2010 - 09/30/2010+	10.20	0.14	0.55	0.69	(0.14)	0.00
07/31/2009 - 03/31/2010	10.09	0.19	0.11	0.30	(0.19)	0.00
Class D
04/01/2010 - 09/30/2010+	10.20	0.12	0.55	0.67	(0.12)	0.00
07/01/2009 - 03/31/2010	10.00	0.18	0.19	0.37	(0.17)	0.00

PIMCO New York Municipal Bond Fund
Institutional Class
04/01/2010 - 09/30/2010+	$10.79	$0.20	$0.43	$0.63	$(0.20)	$0.00
03/31/2010	10.13	0.41	0.66	1.07	(0.41)	0.00
03/31/2009	10.68	0.40	(0.51)	(0.11)	(0.42)	(0.02)
03/31/2008	10.88	0.41	(0.19)	0.22	(0.40)	(0.02)
03/31/2007	10.76	0.42	0.13	0.55	(0.41)	(0.02)
03/31/2006	10.77	0.37	0.00	0.37	(0.37)	(0.01)
Class D
04/01/2010 - 09/30/2010+	10.79	0.18	0.43	0.61	(0.18)	0.00
03/31/2010	10.13	0.38	0.66	1.04	(0.38)	0.00
03/31/2009	10.68	0.36	(0.51)	(0.15)	(0.38)	(0.02)
03/31/2008	10.88	0.37	(0.18)	0.19	(0.37)	(0.02)
03/31/2007	10.76	0.37	0.14	0.51	(0.37)	(0.02)
03/31/2006	10.77	0.33	0.00	0.33	(0.33)	(0.01)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.
(c)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.

20	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.14)	$10.75	6.83%	$19,083	0.40	%*	0.40	%*	0.40	%*	0.40	%*	2.74	%*	31%
(0.20)	10.20	4.00	24,633	0.40	*	0.72	*	0.40	*	0.72	*	2.74	*	98

(0.14)	10.75	6.78	17	0.50	*	0.50	*	0.50	*	0.50	*	2.62	*	31
(0.19)	10.20	2.94	10	0.50	*	0.82	*	0.50	*	0.82	*	2.74	*	98

(0.12)	10.75	6.65	3,965	0.75	*	0.75	*	0.75	*	0.75	*	2.33	*	31
(0.17)	10.20	3.74	1,482	0.75	*	1.11	*	0.75	*	1.11	*	2.42	*	98

$(0.20)	$11.22	5.87%	$99,220	0.44	5%*	0.44	5%*	0.44	5%*	0.44	5%*	3.60	%*	10%
(0.41)	10.79	10.75	95,753	0.44	5	0.44	5	0.44	5	0.44	5	3.88		29
(0.44)	10.13	(1.10)	78,007	0.44	5	0.44	5	0.44	5	0.44	5	3.89		121
(0.42)	10.68	2.10	34,736	0.44	5	0.44	5	0.44	5	0.44	5	3.77		44
(0.43)	10.88	5.20	32,533	0.48	5	0.48	5	0.44	5	0.44	5	3.86		29
(0.38)	10.76	3.47	7,581	0.46	(b)	0.46	(b)	0.46	(b)	0.46	(b)	3.43		48

(0.18)	11.22	5.69	31,854	0.77	5*	0.77	5*	0.77	5*	0.77	5*	3.27	*	10
(0.38)	10.79	10.38	28,404	0.77	5	0.77	5	0.77	5	0.77	5	3.55		29
(0.40)	10.13	(1.42)	23,562	0.77	5	0.77	5	0.77	5	0.77	5	3.50		121
(0.39)	10.68	1.74	15,386	0.79	5(c)	0.79	5(c)	0.79	5(c)	0.79	5(c)	3.41		44
(0.39)	10.88	4.81	11,583	0.86	5	0.86	5	0.82	5	0.82	5	3.43		29
(0.34)	10.76	3.08	5,625	0.84	(b)	0.84	(b)	0.84	(b)	0.84	(b)	3.02		48

Semiannual Report	September 30, 2010	21

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO Short Duration Municipal Income Fund
Institutional Class
04/01/2010 - 09/30/2010+	$8.55	$0.07	$0.05	$0.12	$(0.07)	$0.00
03/31/2010	8.20	0.16	0.35	0.51	(0.16)	0.00
03/31/2009	9.54	0.35	(1.33)	(0.98)	(0.36)	0.00
03/31/2008	9.95	0.38	(0.41)	(0.03)	(0.38)	0.00
03/31/2007	9.96	0.35	(0.01)	0.34	(0.35)	0.00
03/31/2006	9.95	0.34	0.01	0.35	(0.34)	0.00
Class P
04/01/2010 - 09/30/2010+	8.55	0.06	0.05	0.11	(0.06)	0.00
03/31/2010	8.20	0.15	0.35	0.50	(0.15)	0.00
04/30/2008 - 03/31/2009	9.64	0.30	(1.42)	(1.12)	(0.32)	0.00
Administrative Class
04/01/2010 - 09/30/2010+	8.55	0.06	0.04	0.10	(0.05)	0.00
03/31/2010	8.20	0.15	0.34	0.49	(0.14)	0.00
03/31/2009	9.54	0.33	(1.34)	(1.01)	(0.33)	0.00
03/31/2008	9.95	0.37	(0.42)	(0.05)	(0.36)	0.00
03/31/2007	9.96	0.33	(0.01)	0.32	(0.33)	0.00
03/31/2006	9.95	0.32	0.01	0.33	(0.32)	0.00
Class D
04/01/2010 - 09/30/2010+	8.55	0.05	0.05	0.10	(0.05)	0.00
03/31/2010	8.20	0.14	0.34	0.48	(0.13)	0.00
03/31/2009	9.54	0.31	(1.33)	(1.02)	(0.32)	0.00
03/31/2008	9.95	0.34	(0.41)	(0.07)	(0.34)	0.00
03/31/2007	9.96	0.31	(0.01)	0.30	(0.31)	0.00
03/31/2006	9.95	0.31	0.01	0.32	(0.31)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.
(c)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.
(d)	Effective October 1, 2009, the Fund’s advisory fee was reduced by 0.02% to 0.18%.

22	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.07)	$8.60	1.35%	$168,736	0.33	%*	0.33	%*	0.33	%*	0.33	%*	1.57	%*	27%
(0.16)	8.55	6.29	112,045	0.34	(d)	0.34	(d)	0.34	(d)	0.34	(d)	1.90		73
(0.36)	8.20	(10.56)	57,918	0.35		0.35		0.35		0.35		3.86		155
(0.38)	9.54	(0.35)	90,525	0.35		0.35		0.35		0.35		3.86		35
(0.35)	9.95	3.45	178,380	0.40		0.40		0.35		0.35		3.49		71
(0.34)	9.96	3.60	106,240	0.45		0.45		0.35		0.35		3.44		79

(0.06)	8.60	1.30	9,766	0.43	*	0.43	*	0.43	*	0.43	*	1.47	*	27
(0.15)	8.55	6.19	6,713	0.44	(d)	0.44	(d)	0.44	(d)	0.44	(d)	1.78		73
(0.32)	8.20	(11.85)	9	0.45	*	0.45	*	0.45	*	0.45	*	3.67	*	155

(0.05)	8.60	1.23	3,768	0.58	*	0.58	*	0.58	*	0.58	*	1.32	*	27
(0.14)	8.55	6.02	4,167	0.59	(d)	0.59	(d)	0.59	(d)	0.59	(d)	1.75		73
(0.33)	8.20	(10.78)	5,947	0.60		0.60		0.60		0.60		3.61		155
(0.36)	9.54	(0.57)	7,991	0.60		0.60		0.60		0.60		3.88		35
(0.33)	9.95	3.21	11	0.63		0.63		0.60		0.60		3.27		71
(0.32)	9.96	3.35	10	0.70		0.70		0.60		0.60		3.20		79

(0.05)	8.60	1.15	10,307	0.73	*	0.73	*	0.73	*	0.73	*	1.17	*	27
(0.13)	8.55	5.86	10,265	0.74	(d)	0.74	(d)	0.74	(d)	0.74	(d)	1.70		73
(0.32)	8.20	(10.92)	23,026	0.75		0.75		0.75		0.75		3.40		155
(0.34)	9.54	(0.77)	28,867	0.77	(c)	0.77	(c)	0.77	(c)	0.77	(c)	3.42		35
(0.31)	9.95	3.09	30,392	0.75	(b)	0.80		0.70	(b)	0.75		3.15		71
(0.31)	9.96	3.24	28,517	0.80	(b)	0.85		0.70	(b)	0.75		3.09		79

Semiannual Report	September 30, 2010	23

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO MuniGO Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

Assets:
Investments, at value	$93,338	$363,034	$261,185	$388,298	$33,653	$182,186	$404,262
Repurchase agreements, at value	682	515	4,833	4,492	696	861	1,423
Cash	1	0	0	0	0	0	0
Receivable for investments sold	0	0	0	0	0	0	6,000
Receivable for Fund shares sold	126	315	520	635	52	179	916
Interest and dividends receivable	1,055	3,080	4,228	4,786	324	2,254	3,319
Other assets	1	0	0	0	0	0	0
	95,203	366,944	270,766	398,211	34,725	185,480	415,920

Liabilities:
Payable for investments purchased	$971	$4,895	$1,579	$2,509	$0	$0	$3,114
Payable for investments purchased on a delayed-delivery basis	0	0	0	218	207	0	0
Payable for Fund shares redeemed	147	1,243	339	639	80	437	3,492
Dividends payable	40	63	248	285	28	63	72
Accrued related party fees	48	174	182	234	18	92	199
Unrealized depreciation on swap agreements	0	0	1,044	3,080	0	0	0
	1,206	6,375	3,392	6,965	333	592	6,877

Net Assets	$93,997	$360,569	$267,374	$391,246	$34,392	$184,888	$409,043

Net Assets Consist of:
Paid in capital	$103,806	$356,278	$305,944	$462,479	$32,371	$176,624	$462,751
Undistributed (overdistributed) net investment income	305	(23)	73	1,089	0	(43)	67
Accumulated undistributed net realized gain (loss)	(13,882)	(411)	(28,974)	(79,739)	224	(3,816)	(54,452)
Net unrealized appreciation (depreciation)	3,768	4,725	(9,669)	7,417	1,797	12,123	677
	$93,997	$360,569	$267,374	$391,246	$34,392	$184,888	$409,043

Net Assets:
Institutional Class	$46,226	$111,903	$84,408	$160,015	$19,083	$99,220	$168,736
Class P	2,641	35,931	6,696	3,337	17	NA	9,766
Administrative Class	NA	NA	NA	977	NA	NA	3,768
Class D	5,577	7,588	28,708	17,719	3,965	31,854	10,307
Other Classes	39,553	205,147	147,562	209,198	11,327	53,814	216,466

Shares Issued and Outstanding:
Institutional Class	4,770	10,979	10,054	17,370	1,776	8,844	19,619
Class P	272	3,525	798	362	1	NA	1,135
Administrative Class	NA	NA	NA	106	NA	NA	438
Class D	576	745	3,420	1,923	369	2,839	1,198

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.69	$10.19	$8.40	$9.21	$10.75	$11.22	$8.60
Class P	9.69	10.19	8.40	9.21	10.75	NA	8.60
Administrative Class	NA	NA	NA	9.21	NA	NA	8.60
Class D	9.69	10.19	8.40	9.21	10.75	11.22	8.60

Cost of Investments Owned	$89,570	$358,310	$269,810	$377,723	$31,856	$170,063	$403,586
Cost of Repurchase Agreements Owned	$682	$515	$4,833	$4,492	$696	$861	$1,423

24	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO MuniGO Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

Investment Income:
Interest	$1,774	$2,930	$7,323	$9,348	$519	$3,568	$3,935
Dividends	17	3	24	0	0	0	0
Total Income	1,791	2,933	7,347	9,348	519	3,568	3,935

Expenses:
Investment advisory fees	100	291	382	391	33	199	372
Supervisory and administrative fees	121	402	397	559	43	265	505
Distribution and/or servicing fees - Administrative Class	0	0	0	1	0	0	5
Distribution and/or servicing fees - Other Classes	50	216	350	446	17	69	322
Trustees’ fees	0	1	1	1	0	0	1
Interest expense	0	0	0	1	0	0	1
Miscellaneous expense	0	1	0	2	1	1	1
Total Expenses	271	911	1,130	1,401	94	534	1,207
Waiver by Manager	0	0	(55)	0	0	0	0
Net Expenses	271	911	1,075	1,401	94	534	1,207

Net Investment Income	1,520	2,022	6,272	7,947	425	3,034	2,728

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	81	(57)	265	480	150	8	(51)
Net realized gain on futures contracts, written options and swaps	0	0	62	121	0	0	0
Net change in unrealized appreciation (depreciation) on investments	2,767	2,029	10,074	13,947	1,547	6,782	2,568
Net change in unrealized (depreciation) on futures contracts, written options and swaps	0	0	(158)	(897)	0	0	0
Net Gain	2,848	1,972	10,243	13,651	1,697	6,790	2,517

Net Increase in Net Assets Resulting from Operations	$4,368	$3,994	$16,515	$21,598	$2,122	$9,824	$5,245

Semiannual Report	September 30, 2010	25

Statements of Changes in Net Assets

	PIMCO California Intermediate Municipal Bond Fund		PIMCO California Short Duration Municipal Income Fund		PIMCO High Yield Municipal Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,520	$3,829	$2,022	$3,474	$6,272	$12,175
Net realized gain (loss)	81	(4,098)	(57)	(349)	327	(9,483)
Net change in unrealized appreciation	2,767	11,506	2,029	2,427	9,916	47,051
Net increase (decrease) resulting from operations	4,368	11,237	3,994	5,552	16,515	49,743

Distributions to Shareholders:
From net investment income
Institutional Class	(827)	(2,261)	(844)	(1,979)	(2,119)	(4,641)
Class P	(32)	(38)	(201)	(247)	(88)	(119)
Administrative Class	0	0	0	0	0	0
Class D	(89)	(150)	(45)	(117)	(687)	(1,455)
Other Classes	(571)	(1,387)	(931)	(1,132)	(3,425)	(6,024)
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(1,519)	(3,836)	(2,021)	(3,475)	(6,319)	(12,239)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	9,844	15,592	39,219	90,964	18,321	42,371
Class P	1,066	1,743	22,167	32,812	4,373	3,438
Administrative Class	0	0	0	0	0	0
Class D	1,660	4,169	1,214	6,169	6,960	44,759
Other Classes	11,979	13,300	112,587	155,241	27,884	63,712
Issued as reinvestment of distributions
Institutional Class	820	2,236	806	1,861	2,102	4,594
Class P	0	0	16	5	4	1
Administrative Class	0	0	0	0	0	0
Class D	72	120	43	112	592	1,001
Other Classes	396	917	826	976	2,170	4,162
Cost of shares redeemed
Institutional Class	(12,547)	(41,245)	(35,027)	(76,641)	(20,206)	(50,895)
Class P	(50)	(255)	(10,865)	(12,437)	(949)	(591)
Administrative Class	0	(7)	0	0	0	0
Class D	(1,432)	(2,458)	(2,331)	(2,576)	(7,495)	(34,437)
Other Classes	(6,971)	(23,881)	(52,479)	(44,658)	(24,504)	(32,407)
Net increase (decrease) resulting from Fund share transactions	4,837	(29,769)	76,176	151,828	9,252	45,708

Fund Redemption Fee	0	0	0	0	0	1

Total Increase (Decrease) in Net Assets	7,686	(22,368)	78,149	153,905	19,448	83,213

Net Assets:
Beginning of period	86,311	108,679	282,420	128,515	247,926	164,713
End of period*	$93,997	$86,311	$360,569	$282,420	$267,374	$247,926

*Including undistributed (overdistributed) net investment income of:	$305	$304	$(23)	$(24)	$73	$120

26	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

PIMCO Municipal Bond Fund		PIMCO MuniGO Fund		PIMCO New York Municipal Bond Fund		PIMCO Short Duration Municipal Income Fund

Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Period from July 1, 2009 to March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

$7,947	$18,026	$425	$561	$3,034	$5,664	$2,728	$4,068
601	(22,346)	150	74	8	(2,654)	(51)	(8,960)
13,050	76,216	1,547	250	6,782	11,729	2,568	17,692
21,598	71,896	2,122	885	9,824	14,739	5,245	12,800

(3,625)	(9,909)	(285)	(477)	(1,719)	(3,434)	(1,240)	(1,321)
(78)	(66)	0	0	0	0	(56)	(63)
(20)	(40)	0	0	0	0	(25)	(93)
(356)	(842)	(35)	(22)	(510)	(948)	(56)	(216)
(3,772)	(7,091)	(105)	(62)	(803)	(1,295)	(1,235)	(2,147)

0	0	0	0	0	0	0	(14)
0	0	0	0	0	0	0	(1)
0	0	0	0	0	0	0	(1)
0	0	0	0	0	0	0	(3)
0	0	0	0	0	0	0	(30)

(7,851)	(17,948)	(425)	(561)	(3,032)	(5,677)	(2,612)	(3,889)

32,494	44,840	1,939	36,827	11,642	31,557	79,465	107,293
2,520	2,802	6	10	0	0	4,593	9,985
207	197	0	0	0	0	408	1,431
1,879	18,567	2,772	2,089	5,355	13,694	3,695	8,624
29,406	68,470	4,431	8,202	9,675	18,640	60,240	183,902

3,289	8,959	100	171	1,696	3,358	1,191	1,167
39	12	0	0	0	0	14	23
13	24	0	0	0	0	25	94
308	769	33	17	480	890	43	95
2,502	4,864	85	51	484	717	1,001	1,709

(81,650)	(159,801)	(8,675)	(12,735)	(13,537)	(22,564)	(24,976)	(56,951)
(1,550)	(777)	0	0	0	0	(1,605)	(3,398)
(211)	(190)	0	0	0	0	(858)	(3,544)
(3,350)	(23,375)	(469)	(622)	(3,592)	(11,344)	(3,760)	(22,176)
(24,160)	(55,764)	(1,230)	(631)	(3,074)	(5,608)	(61,107)	(83,560)
(38,264)	(90,403)	(1,008)	33,379	9,129	29,340	58,369	144,694

0	0	0	0	0	0	0	0

(24,517)	(36,455)	689	33,703	15,921	38,402	61,002	153,605

415,763	452,218	33,703	0	168,967	130,565	348,041	194,436
$391,246	$415,763	$34,392	$33,703	$184,888	$168,967	$409,043	$348,041

$1,089	$993	$0	$0	$(43)	$(45)	$67	$(49)

Semiannual Report	September 30, 2010	27

Schedule of Investments  PIMCO California Intermediate Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.3%

BANKING & FINANCE 1.3%

American International Group, Inc.
4.700% due 10/01/2010	$400	$400
8.175% due 05/15/2068	700	705
8.250% due 08/15/2018	100	117

Total Corporate Bonds & Notes (Cost $1,168)		1,222

MUNICIPAL BONDS & NOTES 98.0%

CALIFORNIA 93.0%

Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	605	617

Alum Rock, California Union Elementary School District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	265	302

Baldwin Park, California Unified School District Revenue Notes, Series 2009
0.000% due 08/01/2014	500	455

Bonita, California Unified School District General Obligation Notes, Series 2009
4.000% due 08/01/2017	125	138

Brea, California Public Financing Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	65	73

Burlingame, California Financing Authority Revenue Notes, Series 2010
5.000% due 07/01/2018	250	290

Cajon Valley, California Union Elementary School District General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,518

California Coast Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2022	25	28

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	1,000	1,003

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,000	2,038

California State Bay Area Toll Authority Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	588

California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,190

California State Educational Facilities Authority Revenue Bonds, (NPFGC Insured), Series 2001
0.000% due 10/01/2014	500	452

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.300% due 10/01/2026	2,000	2,000

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	579
5.000% due 10/01/2013	570	626

California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	849

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	1,000	1,171

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Notes, Series 2009
5.000% due 07/01/2019	$80	$95

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	577

California State Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	301

California State Housing Finance Agency Revenue Bonds, (AMBAC/FHA Insured), Series 1996
5.950% due 02/01/2011	35	35

California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,436

California State Infrastructure & Economic Development Bank Revenue Notes, Series 2010
4.500% due 12/01/2016	150	175

California State Mountain House Public Financing Authority Revenue Notes, Series 2007
5.000% due 12/01/2015	640	672

California State M-S-R Public Power Agency Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2019	1,000	1,156

California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	2,000	2,336

California State Pasadena Area Community College District General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	295

California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	1,000	1,135

California State Public Works Board Revenue Bonds, Series 2005
5.000% due 04/01/2017	1,000	1,133

California State Public Works Board Revenue Notes, (NPFGC-FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,793

California State San Joaquin Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,831

California State San Ramon Valley Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 07/01/2018	2,000	1,497

California State Southwestern Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 08/01/2016	400	464

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	813

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (b)	2,150	1,846

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	1,500	1,501

California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	1,073

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 03/01/2018	$125	$133

California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	500	525

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	912

Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	513

Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	722
5.375% due 09/01/2017	800	823

Castaic Lake, California Water Agency Certificates of Participation Notes, Series 2010
5.000% due 08/01/2019	30	35

Contra Costa, California Water District Revenue Notes, Series 2010
4.000% due 10/01/2015	250	282

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,758

Diablo, California Water District Certificates of Participation Notes, Series 2010
4.000% due 01/01/2016	125	139

El Monte, California Union High School District General Obligation Notes, (NPFGC-FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	1,130

Encinitas, California Public Financing Authority General Obligation Notes, Series 2010
5.000% due 04/01/2015	140	159
5.000% due 04/01/2016	150	172

Encinitas, California Union School District General Obligation Bonds, (NPFGC Insured), Series 1996
0.000% due 08/01/2018	1,500	1,102

Fresno, California Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	809

Fresno, California Revenue Notes, Series 2010
4.000% due 06/01/2016	40	43

Hawthorne, California School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2014	125	113
0.000% due 08/01/2015	140	121

Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	865	709

Irvine, California Ranch Water District General Obligation Bonds, Series 2009
0.250% due 10/01/2041	800	800

Lafayette, California Elementary School District General Obligation Notes, Series 2010
5.000% due 08/01/2016	155	185

Laguna Beach, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2015	125	142
4.000% due 08/01/2016	100	114

Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,069
5.250% due 11/15/2019	500	530

28	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Beach, California Revenue Notes, Series 2010
3.000% due 05/01/2017	$500	$539
5.000% due 05/15/2016	925	1,095

Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	250	255

Long Beach, California Unified School District General Obligation Notes, Series 2009
5.000% due 08/01/2017	200	238

Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
4.000% due 07/01/2015	200	221

Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (FSA Insured), Series 2010
5.000% due 06/01/2018	640	747

Los Angeles, California Department of Airports Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 05/15/2016	1,000	1,116

Los Angeles, California Department of Water & Power Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2016	1,000	1,114

Los Angeles, California Municipal Improvement Corp. Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	276

Mesa, California Consolidated Water District Certificates of Participation Notes, Series 2009
4.000% due 03/15/2014	250	271

Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	1,545	1,766

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	416

Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,000	902

Newport Beach, California Special Assessment Notes, Series 2010
3.000% due 09/02/2016	165	167

Oakland, California Port Authority Revenue Bonds, (NPFGC-FGIC Insured), Series 2000
5.750% due 11/01/2012	495	496

Palm Springs, California Revenue Notes, Series 2008
5.300% due 07/01/2013	165	160

Redondo Beach, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2020	70	78

Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	258

Sacramento County, California Sanitation District Revenue Bonds, (NPFGC-FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,160

Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
4.000% due 08/01/2016	230	259

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	$380	$426

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,432

San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
5.000% due 07/01/2017 (a)	815	938

San Diego, California Public Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 05/15/2017	500	589

San Diego, California Redevelopment Agency Tax Allocation Bonds, (XLCA Insured), Series 2004
5.250% due 09/01/2016	1,000	1,073

San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,447

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC-FGIC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,472

San Francisco, California City & County Airports Commission Revenue Bonds, Series 2010
5.000% due 05/01/2023	25	28

San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,121

San Francisco, California Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,201

San Jose, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,072

San Jose, California Redevelopment Agency Tax Allocation Bonds, Series 2008
6.500% due 08/01/2019	1,000	1,158

San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	838

San Mateo, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 09/01/2020	2,300	1,549

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,136

Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,450

Torrance, California Revenue Notes, Series 2010
3.000% due 09/01/2016	200	203

Turlock, California Certificates of Participation Notes, Series 2007
5.000% due 10/15/2010	360	360

University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
0.857% due 05/15/2030	1,500	1,018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of California Regents Medical Center Revenue Notes, Series 2008
5.000% due 05/15/2017	$2,000	$2,259

University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	1,740	1,943

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	407

University of California Revenue Notes, Series 2009
5.000% due 05/15/2016	85	100

Victor Valley, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2013	400	378

West Contra Costa, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,133

		87,386

NEW JERSEY 0.3%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	220	235

PUERTO RICO 3.5%

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
3.256% due 07/01/2020	1,000	897

Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2012	500	532

Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	1,250	1,353

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	500	545

		3,327

TEXAS 0.1%

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	97

VIRGIN ISLANDS 1.1%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,000	1,026

Total Municipal Bonds & Notes (Cost $88,012)		92,071

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011	5,200	45

Total Convertible Preferred Securities (Cost $390)		45

See Accompanying Notes	Semiannual Report	September 30, 2010	29

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS 0.7%

State Street Bank and Trust Co.
0.010% due 10/01/2010	$682	$682

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $696. Repurchase proceeds are $682.)

Total Short-Term Instruments (Cost $682)		682

Total Investments 100.0% (Cost $90,252)		$94,020

Other Assets and Liabilities (Net) 0.0%		(23)

Net Assets 100.0%		$93,997

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Security becomes interest bearing at a future date.
(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$1,222	$0	$1,222
Municipal Bonds & Notes
California	0	87,386	0	87,386
New Jersey	0	235	0	235
Puerto Rico	0	3,327	0	3,327

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Texas	0	97	0	97
Virgin Islands	0	1,026	0	1,026
Convertible Preferred Securities
Banking & Finance	45	0	0	45
Short-Term Instruments
Repurchase Agreements	0	682	0	682
Investments, at value	$45	$93,975	$0	$94,020

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

30	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments  PIMCO California Short Duration Municipal Income Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.2%

BANKING & FINANCE 0.2%

American International Group, Inc.
4.700% due 10/01/2010	$300	$300
5.600% due 10/18/2016	100	102
8.175% due 05/15/2068	100	101

General Electric Capital Corp.
0.663% due 07/27/2012	150	149

Total Corporate Bonds & Notes (Cost $603)		652

MUNICIPAL BONDS & NOTES 100.5%

CALIFORNIA 98.8%

Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	562

Alta Loma, California School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 08/01/2012	400	389

Anaheim, California Public Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2012	350	369

Atascadero, California Public Financing Authority Revenue Notes, Series 2010
3.000% due 10/01/2014	110	116

Berkeley, California General Obligation Notes, Series 2010
4.000% due 09/01/2012	10	11

Beverly Hills, California Public Financing Authority Revenue Notes, Series 2010
4.000% due 06/01/2013	800	867

Brentwood, California Union School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.250% due 08/01/2017	110	125

Brentwood, California Union School District General Obligation Notes, (NPFGC-FGIC Insured), Series 2007
5.250% due 08/01/2016	135	153

Burlingame, California Financing Authority Revenue Notes, (XLCA Insured ), Series 2004
3.875% due 12/01/2012	15	16

Burlingame, California Financing Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	35	40

Calaveras, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
3.000% due 08/01/2012	560	580
3.000% due 08/01/2013	460	482

Calaveras, California Unified School District General Obligation Notes, Series 2009
3.000% due 08/01/2011	300	306

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2002
4.500% due 04/01/2011	500	505

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2010
3.000% due 09/01/2012	775	789
4.000% due 09/01/2015	750	782

California State Bay Area Governments Association Revenue Notes, (XLCA Insured), Series 2006
5.000% due 08/01/2013	295	296

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Bay Area Toll Authority Revenue Bonds, Series 2007
0.220% due 04/01/2047	$1,250	$1,250
0.240% due 04/01/2047	5,000	5,000

California State Bay Area Toll Authority Revenue Bonds, Series 2008
0.230% due 04/01/2045	1,000	1,000

California State Bay Area Toll Authority Revenue Notes, Series 2006
5.000% due 04/01/2015	100	116

California State Calleguas-Las Virgenes Public Financing Authority Revenue Notes, Series 2009
4.000% due 11/01/2013	400	437

California State Cardiff School District General Obligation Notes, Series 2010
3.000% due 08/01/2013	500	529

California State Central Contra Costa Sanitation District Certificates of Participation Notes, Series 2009
4.000% due 09/01/2011	1,000	1,032

California State Cerritos Community College District General Obligation Notes, Series 2009
4.000% due 08/01/2011	400	412

California State Department of Water Resources Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 05/01/2014	315	341

California State Department of Water Resources Revenue Bonds, Series 2002
6.000% due 05/01/2014	3,050	3,349

California State Department of Water Resources Revenue Notes, (NPFGC-IBC Insured), Series 2002
5.500% due 05/01/2012	700	754

California State Department of Water Resources Revenue Notes, Series 2002
5.500% due 05/01/2011	185	190

California State Department of Water Resources Revenue Notes, Series 2005
0.240% due 05/01/2011	100	100

California State Department of Water Resources Revenue Notes, Series 2008
4.000% due 12/01/2012	855	920

California State Department of Water Resources Revenue Notes, Series 2010
2.000% due 05/01/2012	1,150	1,175
5.000% due 05/01/2020	3,000	3,570

California State East Side Union High School District General Obligation Bonds, (NPFGC Insured), Series 2003
4.900% due 02/01/2015	150	166

California State East Side Union High School District General Obligation Notes, (AGC Insured), Series 2008
5.000% due 08/01/2016	575	666

California State East Side Union High School District General Obligation Notes, (XLCA Insured), Series 2005
4.000% due 08/01/2012	200	210

California State Eastern Municipal Water District Revenue Bonds, Series 2008
0.250% due 07/01/2020	1,735	1,735

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.300% due 10/01/2026	1,100	1,100
0.300% due 10/01/2036	2,600	2,600

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2014	500	559

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2011	$625	$652
5.000% due 11/01/2013	525	584

California State Educational Facilities Authority Revenue Notes, Series 2009
4.000% due 11/01/2013	50	54
5.000% due 04/01/2013	175	190

California State Educational Facilities Authority Revenue Notes, Series 2010
1.070% due 10/01/2015	4,000	4,012
2.000% due 02/01/2013	165	169
3.000% due 10/01/2012	1,315	1,359
4.000% due 02/01/2014	250	274

California State Enterprise Development Authority Revenue Notes, Series 2010
4.000% due 09/01/2013	200	216
4.000% due 09/01/2014	220	239

California State General Obligation Bonds, Series 1991
6.600% due 02/01/2011	1,455	1,483

California State General Obligation Bonds, Series 2004
0.240% due 05/01/2034	1,000	1,000
0.260% due 05/01/2034	1,100	1,100
5.000% due 07/01/2016	2,000	2,064

California State General Obligation Bonds, Series 2008
5.000% due 07/01/2023	175	178

California State General Obligation Notes, Series 2004
5.250% due 07/01/2012	1,175	1,268

California State General Obligation Notes, Series 2008
5.000% due 01/01/2011	1,500	1,516
5.000% due 04/01/2015	450	512

California State Health Facilities Financing Authority Revenue Bonds, Series 1998
0.290% due 09/01/2028	2,155	2,155

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
0.250% due 10/01/2031	2,000	2,000
0.260% due 10/01/2031	1,150	1,150
5.500% due 08/15/2018	250	289

California State Health Facilities Financing Authority Revenue Bonds, Series 2009
0.250% due 07/01/2033	1,700	1,700
0.250% due 09/01/2038	100	100
5.000% due 07/01/2037	1,250	1,326

California State Health Facilities Financing Authority Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 11/01/2011	150	155

California State Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2014	1,000	1,116

California State Health Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 03/01/2011	1,000	1,018
5.000% due 08/15/2011	1,000	1,037
5.000% due 03/01/2014	250	274
5.000% due 08/15/2014	350	387

California State Health Facilities Financing Authority Revenue Notes, Series 2010
3.000% due 11/15/2013	750	789
4.000% due 11/15/2011	1,000	1,038
5.000% due 11/15/2012	1,000	1,084

California State Housing Finance Agency Revenue Notes, Series 2010
2.375% due 08/01/2014	3,170	3,177

See Accompanying Notes	Semiannual Report	September 30, 2010	31

Schedule of Investments  PIMCO California Short Duration Municipal Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
0.250% due 09/01/2038	$725	$725
0.320% due 12/01/2031	1,000	1,000

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2009
0.270% due 11/01/2026	2,500	2,500

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
0.250% due 09/01/2031	1,300	1,300
2.250% due 11/01/2026	3,000	3,030

California State Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	1,250	1,404

California State Infrastructure & Economic Development Bank Revenue Notes, Series 2008
3.000% due 10/01/2011	400	409
5.000% due 02/01/2014	750	830

California State Infrastructure & Economic Development Bank Revenue Notes, Series 2009
0.200% due 12/01/2016	5,000	5,000

California State Infrastructure & Economic Development Bank Revenue Notes, Series 2010
3.000% due 12/01/2012	600	631
3.000% due 05/15/2013	415	437

California State Los Rios Community College District General Obligation Notes, Series 2010
4.000% due 08/01/2014 (a)	100	112
4.000% due 08/01/2015 (a)	200	226

California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	250	292

California State M-S-R Public Power Agency Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 07/01/2011	510	523

California State Municipal Finance Authority Certificates of Participation Notes, Series 2009
3.000% due 02/01/2011	500	502

California State Municipal Finance Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	350	358

California State Northern Power Agency Revenue Notes, Series 2008
5.000% due 07/01/2012	1,500	1,599

California State Northern Power Agency Revenue Notes, Series 2009
5.000% due 07/01/2014	420	474

California State Northern Power Agency Revenue Notes, Series 2010
3.000% due 06/01/2013	2,850	2,968

California State Ohlone Community College District General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	169
4.000% due 08/01/2016	200	227
4.000% due 08/01/2020	60	67

California State OMWD Financing Authority Revenue Notes, Series 2009
3.000% due 06/01/2012	160	166

California State Padre Dam Municipal Water District Certificates of Participation Notes, Series 2009
2.000% due 10/01/2010	200	200
3.000% due 10/01/2011	200	204

California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.250% due 11/01/2026	100	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Pollution Control Financing Authority Revenue Bonds, Series 2009
2.600% due 12/01/2046	$2,500	$2,511

California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	158

California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	270	307

California State Public Works Board Revenue Bonds, (NPFGC-FGIC Insured), Series 2006
5.250% due 10/01/2017	380	426

California State Public Works Board Revenue Notes, Series 2003
5.500% due 06/01/2013	750	821

California State Public Works Board Revenue Notes, Series 2010
4.000% due 03/01/2013	2,680	2,881
4.000% due 03/01/2014	3,630	3,863

California State Rim World Unified School District General Obligation Notes, (FSA Insured), Series 2009
3.000% due 08/01/2012	275	285

California State South Placer Wastewater Authority Revenue Bonds, Series 2008
0.250% due 11/01/2027	2,000	2,000

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2015	80	92

California State University Revenue Notes, (AMBAC Insured), Series 2005
5.000% due 11/01/2011	1,400	1,466

California State University Revenue Notes, (FSA Insured), Series 2004
3.500% due 11/01/2012	2,565	2,717

California Statewide Communities Development Authority Revenue Bonds, (FSA Insured), Series 2007
5.250% due 07/01/2018	250	291

California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	3,000	3,219

California Statewide Communities Development Authority Revenue Bonds, Series 2001
3.900% due 08/01/2031	1,050	1,131

California Statewide Communities Development Authority Revenue Bonds, Series 2002
3.850% due 11/01/2029	255	265

California Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035	1,000	1,017

California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.240% due 12/01/2037	2,000	2,000
0.250% due 12/01/2034	1,275	1,275

California Statewide Communities Development Authority Revenue Notes, (FHA Insured), Series 2009
5.500% due 08/01/2012	1,215	1,304
5.500% due 08/01/2014	2,610	2,944

California Statewide Communities Development Authority Revenue Notes, (FSA Insured), Series 2004
5.000% due 08/15/2012	425	455

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Statewide Communities Development Authority Revenue Notes, (FSA Insured), Series 2007
5.000% due 07/01/2014	$750	$840

California Statewide Communities Development Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 05/01/2015	150	164

California Statewide Communities Development Authority Revenue Notes, (Radian Insured), Series 2005
5.000% due 04/01/2011	100	101

California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	750	787

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2011	325	334
5.000% due 07/01/2012	640	674

California Statewide Communities Development Authority Revenue Notes, Series 2006
4.500% due 11/15/2012	370	376

California Statewide Communities Development Authority Revenue Notes, Series 2009
4.000% due 06/15/2013	700	747
5.000% due 04/01/2013	4,510	4,934
5.000% due 06/15/2013	2,745	3,002

California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,060

Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	1,100	1,202

Carlsbad, California Unified School District Certificates of Participation Notes, Series 2009
2.000% due 10/01/2011	425	428

Castaic Lake, California Water Agency Certificates of Participation Notes, Series 2010
4.000% due 08/01/2012	610	645
4.000% due 08/01/2015	130	145

Central Valley, California Financing Authority Revenue Notes, Series 2009
3.000% due 07/01/2011	750	760
4.000% due 07/01/2012	750	785

Chino Hills, California Special Tax Notes, (FSA Insured), Series 2010
2.000% due 09/01/2011	90	91
3.000% due 09/01/2012	125	129
3.000% due 09/01/2013	200	207

Citrus Heights, California Water District Certificates of Participation Notes, Series 2010
2.000% due 10/01/2011	90	91
2.000% due 10/01/2012	220	223
4.000% due 10/01/2017	250	266
4.000% due 10/01/2019	100	104

Contra Costa, California Water District Revenue Notes, Series 2010
4.000% due 10/01/2013	2,910	3,189

Cucamonga County, California Water District Certificates of Participation Notes, (FSA Insured), Series 2009
2.500% due 09/01/2011	450	457

Cucamonga County, California Water District Certificates of Participation Notes, (NPFGC Insured), Series 2006
4.000% due 09/01/2014	250	273

32	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Desert Sands, California Unified School District Certificates of Participation Notes, Series 2008
4.000% due 03/01/2012	$1,000	$1,036

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	1,000	919

El Dorado, California Union High School District Certificates of Participation Notes, Series 2009
0.000% due 12/01/2013	460	418

El Monte, California School District General Obligation Notes, (NPFGC-FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,513

Encinitas, California Public Financing Authority General Obligation Notes, Series 2010
3.000% due 04/01/2012	250	258
3.000% due 04/01/2013	535	559

Folsom, California Redevelopment Agency Tax Allocation Notes, Series 2009
3.000% due 08/01/2011	360	363

Fontana, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
4.000% due 05/01/2011	350	357

Fremont, California Unified School District General Obligation Notes, Series 2009
4.000% due 08/01/2012	610	645
4.000% due 08/01/2013	700	759

Fresno, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	300	329

Fullerton, California Joint Union High School District General Obligation Notes, Series 2010
2.000% due 08/01/2011	150	152
4.000% due 08/01/2012	45	48
4.000% due 08/01/2014	425	474
4.000% due 08/01/2015	150	169

Golden Empire, California Schools Financing Authority Revenue Notes, Series 2010
4.000% due 05/01/2012	2,000	2,086

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2038	1,175	1,307
5.000% due 06/01/2043	100	111

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	113

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (XLCA-ICR Insured), Series 2003
5.500% due 06/01/2043	1,735	1,953

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	2,500	2,814
5.500% due 06/01/2043	2,655	2,989
5.625% due 06/01/2038	3,665	4,138
6.250% due 06/01/2033	6,650	7,371
6.625% due 06/01/2040	2,020	2,334
6.750% due 06/01/2039	4,870	5,642
7.875% due 06/01/2042	105	125

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2007
4.200% due 06/01/2012	600	614
5.000% due 06/01/2011	500	508

Hawthorne, California School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2011	185	183
0.000% due 08/01/2012	100	97
0.000% due 08/01/2013	115	108

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Huntington Beach, California Public Financing Authority Revenue Notes, Series 2010
3.000% due 09/01/2012	$250	$260
4.000% due 09/01/2013	225	243

Indio, California Water Authority Revenue Notes, (AMBAC Insured), Series 2006
4.000% due 04/01/2011	300	305

Industry, California General Obligation Notes, Series 2009
4.000% due 07/01/2011	275	282
4.000% due 07/01/2012	1,000	1,057
5.000% due 07/01/2013	750	830

Irvine, California Public Facilities & Infrastructure Authority Revenue Bonds, Series 1985
0.230% due 11/01/2010	1,045	1,045

Irvine, California Ranch Water District General Obligation Bonds, Series 2009
0.250% due 10/01/2041	3,600	3,600

Irvine, California Special Assessment Bonds, Series 1994
0.290% due 09/02/2020	438	438

Irvine, California Special Assessment Bonds, Series 2000
0.240% due 09/02/2025	2,000	2,000

Jefferson Union, California High School District General Obligation Notes, (FSA Insured), Series 2010
3.000% due 08/01/2012	200	207

Lafayette, California Elementary School District General Obligation Notes, Series 2010
4.000% due 08/01/2015	925	1,045

Laguna Beach, California General Obligation Bonds, Series 2001
5.000% due 08/15/2011	125	130

Lake Arrowhead, California Community Services District Certificates of Participation Notes, Series 2009
2.500% due 10/01/2011	645	655
3.000% due 10/01/2012	300	310

Lancaster, California Redevelopment Agency Revenue Notes, Series 2010
3.000% due 12/01/2011	120	123

Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	199

Long Beach, California Revenue Notes, Series 2009
4.000% due 06/01/2012	90	93
4.000% due 06/01/2013	110	114

Long Beach, California Revenue Notes, Series 2010
4.000% due 05/15/2013	2,000	2,170

Long Beach, California Unified School District General Obligation Notes, Series 2009
5.000% due 08/01/2011	1,000	1,038

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
0.240% due 07/01/2031	1,185	1,185

Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, (NPFGC Insured), Series 2003
5.250% due 07/01/2012	155	168

Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, (NPFGC-FGIC Insured), Series 2005
5.000% due 10/01/2012	425	425

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	$250	$301

Los Angeles, California Community College District General Obligation Notes, Series 2008
3.000% due 08/01/2011	250	255
3.000% due 08/01/2012	500	521

Los Angeles, California Department of Airports Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 05/15/2012	230	245

Los Angeles, California Department of Airports Revenue Notes, Series 2009
3.000% due 05/15/2011	500	506
5.000% due 05/15/2013	250	275

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.250% due 07/01/2034	400	400

Los Angeles, California Department of Water & Power Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2013	500	557

Los Angeles, California General Obligation Notes, (NPFGC Insured), Series 2002
5.250% due 09/01/2011	730	762

Los Angeles, California Harbor Department Revenue Notes, Series 2009
5.000% due 08/01/2012	1,000	1,081

Los Angeles, California Revenue Notes, (FHLMC Insured), Series 2010
1.125% due 08/01/2013	750	750

Los Angeles, California Unified School District Certificates of Participation Notes, Series 2010
3.000% due 12/01/2011	750	766

Los Angeles, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2016	200	233

Los Angeles, California Unified School District General Obligation Notes, Series 2009
5.000% due 07/01/2014	2,000	2,274

Los Angeles, California Unified School District General Obligation Notes, Series 2010
4.000% due 07/01/2012	300	316

Los Angeles, California Wastewater System Revenue Notes, (AMBAC Insured), Series 2006
4.500% due 02/01/2013	250	271

Los Angeles, California Wastewater System Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 06/01/2011	100	103

Los Angeles, California Wastewater System Revenue Notes, Series 2009
4.000% due 02/01/2013	1,985	2,119

Menlo Park, California City School District General Obligation Notes, Series 2010
0.000% due 07/01/2013	150	146

Mesa, California Consolidated Water District Certificates of Participation Notes, Series 2009
2.500% due 03/15/2011	275	277
3.000% due 03/15/2012	400	412

Mission Viejo, California Community Development Financing Authority Revenue Notes, Series 2009
5.000% due 05/01/2013	530	582

Modesto, California Certificates of Participation Bonds, (AGC Insured), Series 2008
0.240% due 10/01/2036	2,960	2,960

See Accompanying Notes	Semiannual Report	September 30, 2010	33

Schedule of Investments  PIMCO California Short Duration Municipal Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Montebello, California Unified School District General Obligation Notes, (FSA Insured), Series 2008
3.000% due 08/01/2011	$145	$148

Monterey County, California Certificates of Participation Notes, (FSA Insured), Series 2009
4.000% due 08/01/2013	1,455	1,564

Mount Diablo, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2006
5.000% due 06/01/2012	85	90

Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,935	1,744

Newport Beach, California Revenue Bonds, Series 2008
0.230% due 12/01/2040	2,000	2,000
0.260% due 12/01/2040	6,000	6,000

Newport Beach, California Revenue Bonds, Series 2009
4.000% due 12/01/2038	4,000	4,042
5.000% due 12/01/2038	1,500	1,619

Newport Beach, California Special Assessment Notes, Series 2010
3.000% due 09/02/2012	145	150
3.000% due 09/02/2014	155	160

Norco, California Redevelopment Agency Tax Allocation Notes, Series 2010
3.000% due 03/01/2013	125	127

Norwalk-La Mirada, California Unified School District General Obligation Notes, (FSA Insured), Series 2009
4.000% due 08/01/2013	880	955

Oak Grove, California School District General Obligation Notes, (NPFGC Insured), Series 2005
5.250% due 08/01/2013	50	56

Orange County, California Ocean View School District Revenue Notes, (FSA Insured), Series 2010
3.000% due 03/01/2012	430	442
3.500% due 03/01/2013	300	315

Orange County, California Public Financing Authority Revenue Notes, (NPFGC insured), Series 2005
5.000% due 07/01/2011	100	103
5.000% due 07/01/2014	250	282

Orange County, California Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 06/01/2013	720	798

Orange County, California Sanitation District Certificate of Participation Notes, (FSA Insured), Series 2007
4.000% due 02/01/2013	90	97

Orange County, California Transportation Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 08/15/2013	100	109

Orchard, California School District General Obligation Notes, (AGC Insured), Series 2009
4.000% due 08/01/2012	125	132

Pasadena, California Certificates of Participation Bonds, Series 2008
0.250% due 02/01/2035	4,100	4,100

Pasadena, California Certificates of Participation Notes, Series 2008
4.000% due 02/01/2012	570	590

Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2002
5.250% due 08/01/2013	100	107

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Placentia, California Public Financing Authority Special Tax Notes, Series 2009
2.625% due 09/01/2011	$675	$679

Placer County, California Unified School District Certificates of Participation Notes, (FSA Insured), Series 2009
3.000% due 08/01/2011	200	203
3.000% due 08/01/2012	245	253
3.000% due 08/01/2013	350	363

Pleasanton, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2004
5.000% due 08/01/2015	150	169

Pleasanton, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2004
5.375% due 08/01/2013	125	139

Redding, California Joint Powers Financing Authority Revenue Notes, (NPFGC Insured), Series 2002
4.000% due 12/01/2010	50	50

Redondo Beach, California Unified School District General Obligation Notes, Series 2010
3.000% due 08/01/2015	130	141
3.000% due 08/01/2016	595	641
4.000% due 08/01/2017	25	28

Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	145	146

Riverside County, California Transportation Commission Revenue Bonds, Series 2009
0.260% due 06/01/2029	7,795	7,795

Riverside, California Revenue Bonds, (NPFGC Insured), Series 2004
5.000% due 10/01/2014	500	565

Riverside, California Revenue Notes, Series 2009
4.000% due 08/01/2012	500	526
5.000% due 10/01/2013	2,000	2,213

Roseville, California Certificates of Participation Notes, Series 2009
3.000% due 02/01/2013	1,065	1,108

Roseville, California Finance Authority Revenue Notes, Series 2010
2.000% due 02/01/2012 (a)	205	208
2.000% due 02/01/2013 (a)	330	336

Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	104

Sacramento County, California Certificates of Participation Notes, Series 2010
3.000% due 02/01/2011	2,000	2,009

Sacramento County, California Revenue Notes, Series 2009
3.000% due 07/01/2012	550	569

Sacramento County, California Revenue Notes, Series 2010
2.000% due 07/01/2013	300	306
3.000% due 07/01/2016	995	1,034

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2008
0.300% due 12/01/2039	1,300	1,300

Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
2.500% due 08/01/2012	190	196
3.000% due 08/01/2013	300	318

Sacramento County, California Water Financing Authority Revenue Notes, (NPFGC-FGIC Insured), Series 2007
5.000% due 06/01/2014	1,000	1,130

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sacramento, California Financing Authority Revenue Bonds, (FSA Insured), Series 2002
5.375% due 12/01/2021	$150	$166

Sacramento, California Municipal Utility District Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 11/15/2013	1,375	1,534

Sacramento, California Municipal Utility District Revenue Notes, Series 2009
4.000% due 07/01/2011	650	664
5.000% due 07/01/2012	500	533

San Bernardino County, California Certificates of Participation Notes, Series 2009
5.000% due 08/01/2013	1,000	1,079

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2011	200	206

San Diego County, California Certificates of Participation Notes, Series 2009
4.000% due 10/01/2012	2,800	2,954

San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
2.000% due 07/01/2011 (a)	275	278
2.000% due 07/01/2012 (a)	200	203
3.000% due 07/01/2013 (a)	150	157
3.000% due 07/01/2014 (a)	400	421
3.000% due 07/01/2015 (a)	600	631
4.000% due 07/01/2014 (a)	700	764

San Diego County, California Water Authority Certificates of Participation Notes, (FSA Insured), Series 2008
5.000% due 05/01/2014	50	57

San Diego County, California Water Authority Certificates of Participation Notes, (NPFGC-FGIC Insured), Series 2005
5.250% due 05/01/2013	675	753

San Diego, California Unified School District General Obligation Notes, Series 2009
0.000% due 07/01/2012	325	318

San Francisco, California City & County Airports Commission Revenue Notes, (FSA Insured), Series 2009
3.000% due 05/01/2011	1,000	1,013
3.500% due 05/01/2012	1,000	1,040

San Francisco, California City & County Airports Commission Revenue Notes, (NPFGC-FGIC Insured), Series 2003
4.000% due 05/01/2011	1,000	1,017

San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
3.000% due 05/01/2016	300	314

San Francisco, California City & County Certificates of Participation Notes, Series 2009
1.950% due 04/01/2011	1,600	1,609

San Francisco, California City & County Finance Corp. Revenue Bonds, Series 2008
0.260% due 04/01/2030	790	790

San Francisco, California City & County General Obligation Notes, Series 2008
2.850% due 06/15/2012	1,000	1,040

San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
5.000% due 11/01/2012	2,250	2,455

San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	475	505

34	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC-FGIC Insured), Series 2004
5.000% due 08/01/2012	$740	$776

San Francisco, California Unified School District General Obligation Notes, Series 2010
4.000% due 06/15/2013	1,300	1,412

San Jose, California Redevelopment Agency Tax Allocation Notes, (AMBAC Insured), Series 2005
5.000% due 08/01/2014	1,225	1,340

San Jose, California Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2002
4.000% due 08/01/2011	300	303

San Jose, California Unified School District General Obligation Notes, (NPFGC-FGIC Insured), Series 2006
5.000% due 08/01/2014	375	431

San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	279

San Mateo County, California Joint Powers Financing Authority Revenue Notes, Series 2008
4.000% due 07/15/2011	350	358
5.000% due 07/15/2014	150	168

San Rafael, California Redevelopment Agency Tax Allocation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2013	965	1,078
5.000% due 12/01/2014	1,020	1,153

Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	202

Santa Ana, California Unified School District General Obligation Notes, Series 2008
3.500% due 08/01/2011	900	922

Santa Barbara, California Financing Authority Revenue Notes, Series 2009
4.000% due 07/01/2012	400	421

Santa Clara County, California Financing Authority Revenue Notes, Series 2008
5.000% due 11/15/2014	2,500	2,857

Santa Clara, California Valley Transportation Authority Revenue Bonds, Series 2008
0.260% due 04/01/2036	705	705

Santa Clara, California Valley Water District Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	175

Santa Margarita-Dana, California Point Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2015	225	254

Santa Margarita-Dana, California Point Authority Special Assessment Notes, Series 2009
5.000% due 08/01/2012	1,075	1,156

Santa Monica, California Community College District General Obligation Notes, (NPFGC-FGIC Insured), Series 2007
0.000% due 08/01/2013	225	218

Solano County, California Certificates of Participation Notes, Series 2009
5.000% due 11/15/2012	1,930	2,063

South Coast, California Local Education Agencies Revenue Notes, Series 2010
2.000% due 08/09/2011	2,500	2,529

South Coast, California Water District Financing Authority Revenue Notes, Series 2010
3.000% due 02/01/2012	230	237
3.000% due 02/01/2013	100	105

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Orange County, California Public Financing Authority Special Tax Bonds, (NPFGC Insured), Series 2003
5.000% due 09/01/2013	$125	$134

South Orange County, California Public Financing Authority Special Tax Notes, (NPFGC-FGIC Insured), Series 2004
5.000% due 08/15/2011	205	212

Southern California State Metropolitan Water District General Obligation Bonds, Series 2001
5.250% due 03/01/2014	1,405	1,448

Southern California State Metropolitan Water District Revenue Bonds, Series 2004
0.230% due 07/01/2023	7,375	7,375

Southern California State Metropolitan Water District Revenue Bonds, Series 2008
0.250% due 07/01/2037	3,990	3,990

Southern California State Metropolitan Water District Revenue Notes, Series 2009
5.000% due 07/01/2012	1,000	1,078

Southern California State Public Power Authority Revenue Bonds, Series 1989
6.750% due 07/01/2011	1,750	1,827
6.750% due 07/01/2013	2,700	3,122

Southern California State Public Power Authority Revenue Bonds, Series 2008
0.250% due 07/01/2020	3,050	3,050

Southern California State Public Power Authority Revenue Notes, Series 2010
2.000% due 07/01/2012	500	512
4.000% due 07/01/2014	750	830
4.000% due 07/01/2015	4,165	4,656

St. Helena, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	490	556

Stockton, California Public Financing Authority Revenue Notes, Series 2009
4.000% due 10/01/2012	1,925	2,019

Torrance, California Certificates of Participation Notes, Series 2009
3.000% due 09/01/2011	175	178
3.000% due 09/01/2012	175	180

Torrance, California Unified School District General Obligation Notes, Series 2009
1.800% due 08/01/2011	30	30
4.000% due 08/01/2011	500	514

Trinity County, California Public Utilities District Revenue Notes, (FSA Insured), Series 2010
2.000% due 04/01/2011 (a)	25	25
3.000% due 04/01/2012 (a)	45	47
3.000% due 04/01/2013 (a)	40	42

Tustin, California Special Assessment Bonds, Series 1996
0.300% due 09/02/2013	1,553	1,553

University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
0.857% due 05/15/2030	1,000	679

University of California Regents Medical Center Revenue Notes, Series 2009
4.000% due 05/15/2012	900	948
5.000% due 05/15/2013	265	291

University of California Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 05/15/2011	350	360
5.000% due 05/15/2012	350	375

University of California Revenue Notes, (FSA Insured), Series 2007
5.000% due 05/15/2015	45	52

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 05/15/2014	$270	$308

University of California Revenue Notes, Series 2008
4.000% due 05/15/2013	100	108

University of California Revenue Notes, Series 2010
2.000% due 05/15/2013	500	514
3.000% due 05/15/2014	500	532

Upland, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	104

Val Verde, California Unified School District General Obligation Notes, (FSA Insured), Series 2010
4.000% due 08/01/2012	990	1,044

Victor Valley, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2011	50	49

Visalia, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2012	215	227

Washington, California Health Care District General Obligation Notes, Series 2009
6.000% due 08/01/2011	1,000	1,045

Washington, California Health Care District Revenue Notes, Series 2009
4.500% due 07/01/2011	125	129

West Hollywood, California Public Financing Authority Revenue Notes, Series 2009
3.000% due 02/01/2011	535	538
3.000% due 02/01/2012	695	710
5.000% due 02/01/2013	1,145	1,247

Western Riverside County, California Regional Wastewater Authority Revenue Notes, (AGC Insured), Series 2009
3.000% due 09/01/2012	435	450

Westlake Village, California Certificates of Participation Notes, Series 2009
2.000% due 06/01/2011	310	312

Westminster, California School District General Obligation Notes, Series 2009
2.000% due 08/01/2011	555	560

Whittier, California Revenue Notes, Series 2009
3.000% due 06/01/2011	1,600	1,615

		356,162

GUAM 0.0%

Guam Economic Development & Commerce Authority Revenue Bonds, Series 2001
5.400% due 05/15/2031	25	26

PENNSYLVANIA 0.3%

Montgomery County, Pennsylvania Industrial Development Authority Revenue Notes, (FHA Insured), Series 2010
5.000% due 08/01/2013	885	973

PUERTO RICO 1.2%

Commonwealth of Puerto Rico General Obligation Notes, Series 2008
5.000% due 07/01/2011	1,500	1,544

Puerto Rico Electric Power Authority Revenue Notes, Series 2010
5.000% due 07/01/2012	2,000	2,130
5.000% due 07/01/2013	550	598

		4,272

See Accompanying Notes	Semiannual Report	September 30, 2010	35

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 0.0%

Pflugerville, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2010
5.000% due 08/15/2013	$130	$145

VIRGIN ISLANDS 0.2%

Virgin Islands Public Finance Authority Revenue Notes, Series 2009
5.000% due 10/01/2010	375	375

Virgin Islands Public Finance Authority Revenue Notes, Series 2010
4.000% due 10/01/2013	400	420

		795

Total Municipal Bonds & Notes (Cost $357,632)		362,373

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011	1,000	9

Total Convertible Preferred Securities (Cost $75)		9

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 10/01/2010	$515	$515

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $527. Repurchase proceeds are $515.)

Total Short-Term Instruments (Cost $515)		515

Total Investments 100.8% (Cost $358,825)		$363,549

Other Assets and Liabilities (Net) (0.8)%		(2,980)

Net Assets 100.0%		$360,569

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$652	$0	$652
Municipal Bonds & Notes
California	114	356,048	0	356,162
Guam	0	26	0	26
Pennsylvania	0	973	0	973
Puerto Rico	0	4,272	0	4,272

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Texas	0	145	0	145
Virgin Islands	0	795	0	795
Convertible Preferred Securities
Banking & Finance	9	0	0	9
Short-Term Instruments
Repurchase Agreements	0	515	0	515
Investments, at value	$123	$363,426	$0	$363,549

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

36	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO High Yield Municipal Bond Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.0%

BANKING & FINANCE 1.0%

American International Group, Inc.
4.700% due 10/01/2010	$500	$500
8.175% due 05/15/2068	1,600	1,612
8.250% due 08/15/2018	400	468

Total Corporate Bonds & Notes (Cost $2,076)		2,580

MUNICIPAL BONDS & NOTES 96.1%

ALABAMA 1.1%

Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	50	50

Colbert County, Alabama Health Care Authority Revenue Bonds, Series 2003
5.750% due 06/01/2027	670	673

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	245
5.250% due 03/01/2036	500	485

Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	1,466

		2,919

ALASKA 0.3%

Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	823

ARIZONA 4.0%

Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	1,215	1,220

Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,250	1,016

Arizona State Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2012	225	237

Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	1,000	956

Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,280

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500	1,223

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	963

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.750% due 09/01/2029	1,000	1,044
6.375% due 09/01/2029	1,850	1,921

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2009
4.950% due 10/01/2020	750	801

		10,661

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CALIFORNIA 7.2%

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	$500	$561

California State Hartnell Community College District General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (d)	2,000	1,106

California State Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,623

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
2.250% due 11/01/2026	250	252

California State M-S-R Energy Authority Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	1,765

California State Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	640
7.000% due 10/01/2039	500	500

California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	997

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (d)	1,350	1,159

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,100	944
9.000% due 11/01/2017	460	413

Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,159

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.625% due 06/01/2038	80	90

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	1,000	788

Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	253

Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	5,000	4,508

Tustin, California Unified School District Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	514

University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
0.857% due 05/15/2030	1,750	1,188

Victor Valley, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2018	1,000	740

		19,200

COLORADO 5.0%

Colorado State Confluence Metropolitan District Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	387
5.450% due 12/01/2034	1,000	726

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037 (g)	785	638
5.750% due 05/15/2037	825	672
5.750% due 12/01/2037	1,000	790

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	$2,350	$1,926
5.900% due 08/01/2037	1,000	890

Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,035

Colorado State Health Facilities Authority Revenue Notes, (FSA Insured), Series 2003
4.000% due 05/15/2011	585	592

Colorado State Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	1,500	810

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,480

Colorado State Regional Transportation District Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	800

Colorado State Tallyn's Reach Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	454

Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	370

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.290% due 12/01/2031	300	300

Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	551

		13,421

CONNECTICUT 0.4%

Connecticut State Harbor Point Infrastructure Improvement District Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	1,000	1,085

DELAWARE 0.2%

Delaware State Economic Development Authority Revenue Bonds, Series 2010
5.400% due 02/01/2031	500	526

FLORIDA 5.7%

Beacon Lakes, Florida Community Development District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	450	402

Broward County, Florida Revenue Bonds, Series 2009
5.375% due 10/01/2029	1,000	1,083

Florida State Citizens Property Insurance Corp. Revenue Notes, Series 2010
5.000% due 06/01/2016	1,025	1,099

Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	212

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Notes, (NPFGC-IBC Insured), Series 2006
5.000% due 07/01/2011	850	874

Florida State University Square Community Development District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	1,220	1,139

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	1,000	1,014

See Accompanying Notes	Semiannual Report	September 30, 2010	37

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	$1,000	$840

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2008
5.625% due 08/15/2029	1,750	1,847

Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	1,500	1,311

Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,266

Manatee County, Florida School District Certificates of Participation Notes, (FSA Insured), Series 2008
4.500% due 07/01/2011	640	656

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2008
5.500% due 04/01/2038	500	517

Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680	1,453

St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,552

		15,265

GEORGIA 2.5%

Atlanta, Georgia Downtown Development Authority Revenue Notes, (AGC Insured), Series 2009
4.000% due 07/01/2011	500	510

DeKalb County, Georgia Hospital Authority Revenue Bonds, Series 2010
6.125% due 09/01/2040	1,000	1,033

Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	167

Georgia Medical Center Hospital Authority Revenue Bonds, (FSA Insured), Series 2010
5.000% due 08/01/2041	1,000	1,019

Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2007
5.000% due 03/15/2017	500	547

Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2012	1,000	1,046

Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	1,260

Georgia State Municipal Electric Authority Revenue Notes, Series 2010
5.000% due 04/01/2017	1,000	1,153

		6,735

HAWAII 0.4%

Hawaii Pacific Health Revenue Bonds, Series 2010
5.750% due 07/01/2040	1,000	1,042

IDAHO 0.4%

Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,200	1,200

ILLINOIS 5.8%

Belleville, Illinois Frank Scott Parkway Redevelopment Authority Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	851

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago, Illinois General Obligation Bonds, Series 2003
0.290% due 01/01/2034	$3,000	$3,000

Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,096

Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,820

Illinois State Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	800

Illinois State Finance Authority Revenue Bonds, Series 2007
5.375% due 11/15/2039	1,000	825
5.500% due 05/15/2037	750	592
6.100% due 12/01/2041	1,650	1,301
7.000% due 12/01/2037 (a)	916	119

Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	871

Illinois State Finance Authority Revenue Notes, Series 2010
4.000% due 02/15/2013	500	520
5.000% due 05/01/2011	250	255

Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037 (a)	1,775	449

Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,140

Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	976
6.625% due 06/01/2037	1,000	968

		15,583

INDIANA 4.7%

East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	100

Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	370
6.000% due 12/01/2026	1,000	1,069

Indiana State Finance Authority Revenue Bonds, Series 2010
5.000% due 10/01/2026	1,000	1,126

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	1,000	1,003

Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 10/01/2027	1,000	1,109

Indiana State Municipal Power Agency Revenue Bonds, Series 2009
5.750% due 01/01/2034	1,000	1,065
6.000% due 01/01/2039	1,000	1,098

Indiana State Northwest Allen School Building Corp. Revenue Notes, (FSA Insured), Series 2008
5.000% due 01/15/2013	1,050	1,137

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,830

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,650	1,574

		12,481

IOWA 1.8%

Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,075

Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	676
5.500% due 11/15/2037	1,550	1,066
5.625% due 12/01/2045	1,600	1,010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Iowa State Finance Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	$1,000	$1,067

		4,894

KANSAS 1.2%

Kansas State Development Finance Authority Revenue Notes, Series 2009
5.000% due 11/15/2014	225	255

Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	1,100	1,102

Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	1,000	850

Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2037	250	207
5.125% due 05/15/2042	250	203
5.500% due 08/01/2021	250	209

Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200	135

Wyandotte County-Kansas City, Kansas Unified Government Revenue Notes, Series 2010
5.000% due 09/01/2015	250	288

		3,249

KENTUCKY 0.9%

Kentucky State Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	500	539

Ohio County, Kentucky Revenue Bonds, Series 2010
6.000% due 07/15/2031	500	521

Owen County, Kentucky Revenue Bonds, Series 2009
5.625% due 09/01/2039	1,250	1,321

		2,381

LOUISIANA 1.6%

Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2009
6.125% due 06/01/2025	2,250	2,569

Louisiana State St. John Parish Baptist Revenue Bonds, Series 2007
5.125% due 06/01/2037	1,185	1,191

New Orleans, Louisiana Aviation Board Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	578

		4,338

MARYLAND 0.5%

Maryland State Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	250	259

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	300	232

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	295

Maryland State Industrial Development Financing Authority Revenue Notes, Series 2008
5.000% due 12/01/2010	505	506

		1,292

MASSACHUSETTS 1.8%

Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
6.750% due 10/15/2037	1,250	1,126

38	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts State Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	$1,500	$1,628

Massachusetts State General Obligation Notes, Series 2010
0.650% due 02/01/2013	1,500	1,503

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.125% due 07/01/2035	500	490

		4,747

MICHIGAN 4.2%

Detroit, Michigan General Obligation Bonds, (AMBAC Insured), Series 2005
5.150% due 04/01/2025	430	312

Detroit, Michigan General Obligation Bonds, Series 2010
5.250% due 11/01/2035	1,000	1,026

East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	765	605

Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	250	178

Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	50	50

Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	920	838

Michigan State Corner Creek Academy East Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	192

Michigan State Doctor Charles Drew Academy Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	445	320

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	975

Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	968

Michigan State Municipal Bond Authority Revenue Notes, Series 2010
5.000% due 03/21/2011	3,500	3,503

Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (g)	230	218

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037	1,000	1,005

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	750	578

Royal Oak, Michigan Hospital Finance Authority Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	607

		11,375

MINNESOTA 2.4%

Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	353

Faribault, Minnesota Revenue Bonds, Series 2010
6.750% due 05/01/2036	640	658

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	$725	$591

Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,087

Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	175

Minnesota State Higher Education Facilities Authority Revenue Bonds, Series 2007
5.500% due 05/01/2037	1,000	986

St. Cloud, Minnesota Revenue Bonds, (AGC Insured), Series 2008
5.500% due 05/01/2039	2,000	2,134

Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	472

		6,456

MISSISSIPPI 0.7%

Mississippi State Business Finance Corp. Revenue Bonds, Series 1998
5.875% due 04/01/2022	1,860	1,865

MISSOURI 1.6%

Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	1,900	1,139
6.000% due 07/01/2037	750	451

Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	233

Independence, Missouri Thirty-Ninth Street Transportation District Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	481

Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,386

Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	256

Missouri State Grindstone Plaza Transportation Development District Sales Tax Revenue Bonds,
Series 2006
5.500% due 10/01/2031	250	180
5.550% due 10/01/2036	45	32

		4,158

MONTANA 0.2%

Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (d)	830	514

NEBRASKA 0.4%

Nebraska State Educational Finance Authority Revenue Notes, Series 2005
0.380% due 12/15/2012	1,000	1,000

NEVADA 0.2%

Nevada State Truckee Meadows Water Authority Revenue Notes, Series 2010
5.000% due 07/01/2013	500	550

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 2.9%

New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	$60	$61

New Jersey State Economic Development Authority Revenue Bonds, Series 2001
0.230% due 07/01/2031	3,000	3,000

New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	500	423

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	6,000	4,155

		7,639

NEW MEXICO 1.0%

Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	500	520

New Mexico State Educational Assistance Foundation Revenue Notes, Series 2009
4.000% due 09/01/2016	1,000	1,096

New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	426

Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	542

		2,584

NEW YORK 4.6%

Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	128

Monroe County, New York General Obligation Notes, (AGC Insured), Series 2009
3.750% due 06/01/2011	1,000	1,019

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	407
6.700% due 01/01/2043	1,500	1,520

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	159

New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
1.905% due 03/01/2016	1,250	1,054

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	1,000	1,015

New York State Dormitory Authority Revenue Bonds, Series 2008
6.250% due 12/01/2037	1,000	1,018

New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2017	5,000	5,876

		12,196

NORTH CAROLINA 1.8%

Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	132

Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	60

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2009
5.000% due 01/01/2026	1,000	1,098

See Accompanying Notes	Semiannual Report	September 30, 2010	39

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	$50	$47

North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	826

North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	764
6.000% due 04/01/2038	500	444

North Carolina State Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039 (b)	575	574

Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	839

		4,784

OHIO 4.0%

Allen County, Ohio Revenue Bonds, Series 2010
5.000% due 06/01/2038	500	516

Lucas County, Ohio Revenue Notes, (AMBAC Insured), Series 2005
5.000% due 11/15/2010	585	587

Ohio State Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	3,000	3,321

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	1,000	808
5.875% due 06/01/2047	3,500	2,565
6.000% due 06/01/2042	1,520	1,155

Ohio State Revenue Bonds, Series 2010
6.250% due 09/01/2024	250	261

Ohio State Water Development Authority Revenue Bonds, Series 2006
0.280% due 12/01/2033	600	600

University of Toledo, Ohio Revenue Notes, Series 2009
4.000% due 06/01/2012	910	944

		10,757

OREGON 0.1%

Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	205

PENNSYLVANIA 5.3%

Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	783

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	2,000	1,528

Cambridge, Pennsylvania Area Joint Authority Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	531

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	481

Geisinger, Pennsylvania Authority Revenue Bonds, Series 2009
0.260% due 06/01/2039	300	300

Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	465

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lancaster County, Pennsylvania Hospital Authority Revenue Bonds, Series 2008
6.250% due 07/01/2026	$250	$251
6.375% due 07/01/2030	1,000	994

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	137

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	2,615	2,712

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	180	187

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	545

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	413

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 1993
6.625% due 11/15/2023	2,000	2,001

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2034	750	665

Susquehanna, Pennsylvania Area Regional Airport Authority Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,750	1,779

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550	503

		14,275

PUERTO RICO 0.6%

Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	380	412

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2010
5.375% due 08/01/2038	1,000	1,062

		1,474

RHODE ISLAND 0.0%

Rhode Island State Health & Educational Building Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	115	115

SOUTH CAROLINA 1.3%

South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,730
6.000% due 11/15/2037	2,000	1,490

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	192

		3,412

TENNESSEE 3.1%

Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,050

Johnson City, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	527

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Knox County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.250% due 04/01/2036	$750	$750

Maury County, Tennessee Industrial Development Board Revenue Bonds, Series 1994
6.500% due 09/01/2024 (a)	150	139

Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 (a)	1,150	1,006

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2020	850	879
5.250% due 09/01/2021	1,000	1,051
5.250% due 09/01/2023	1,340	1,407
5.250% due 09/01/2024	1,375	1,443

		8,252

TEXAS 9.9%

Brazos, Texas River Authority Revenue Bonds, Series 2001
5.750% due 05/01/2036	1,500	1,425
8.250% due 05/01/2033	1,300	651

Brazos, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	227

Brazos, Texas River Authority Revenue Bonds, Series 2006
5.000% due 03/01/2041	2,000	801

Clifton, Texas Higher Education Finance Corp. Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	519

Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	275	303

Gulf Coast, Texas Waste Disposal Authority Revenue Bonds, Series 2003
5.200% due 05/01/2028	1,000	1,022

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2009
5.000% due 06/01/2012	2,000	2,141

Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	869

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	97
6.125% due 07/15/2027	45	43

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	100
6.750% due 07/01/2029	1,000	1,007

Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	246

Lufkin, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	715

North Texas State Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	161
5.750% due 01/01/2033	1,600	1,710

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,214

North Texas State Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,057

Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	347

40	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pharr, Texas Higher Education Finance Authority Revenue Bonds, Series 2009
6.500% due 08/15/2039	$500	$527

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,052

Texas State Alliance Airport Authority Revenue Bonds, Series 2007
5.250% due 12/01/2029	500	373

Texas State General Obligation Notes, Series 2009
5.000% due 08/01/2013	445	497

Texas State Lower Colorado River Authority Revenue Notes, Series 2010
5.000% due 05/15/2013	450	496

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,150	1,195

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	500	521

Texas State Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,600	1,834

Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	2,115	2,016

Trinity, Texas River Authority Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	24

Tyler, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.375% due 11/01/2037	1,700	1,677

Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	720	683

		26,550

UTAH 2.2%

Spanish Fork, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	450
5.700% due 11/15/2036	1,000	864

Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,650	1,418

Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,197

Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	561

Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	428

		5,918

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS 0.4%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2009
5.000% due 10/01/2024	$1,000	$1,059

VIRGINIA 0.7%

Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	101

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	570	357

Lewistown, Virginia Commerce Center Community Development Authority Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,150	403

Virginia State Peninsula Town Center Community Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,000	1,005

		1,866

WASHINGTON 0.7%

Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,029

Washington State Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	286

Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	547

		1,862

WEST VIRGINIA 0.9%

West Virginia State Economic Development Authority Revenue Bonds, Series 2008
4.850% due 05/01/2019	1,200	1,280

West Virginia State Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	500	499

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	945	734

		2,513

WISCONSIN 1.4%

Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150	939

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	$250	$239

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,074
6.625% due 02/15/2032	1,450	1,529

		3,781

Total Municipal Bonds & Notes (Cost $265,523)		257,002

MORTGAGE-BACKED SECURITIES 0.2%

Countrywide Alternative Loan Trust
1.870% due 11/25/2035	362	208

Residential Accredit Loans, Inc.
0.406% due 02/25/2047	701	349

Total Mortgage-Backed Securities (Cost $653)		557

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011	7,700	66

Total Convertible Preferred Securities (Cost $578)		66

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.2%

REPURCHASE AGREEMENTS 1.8%

State Street Bank and Trust Co.
0.010% due 10/01/2010	$4,833	4,833

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $4,933. Repurchase proceeds are $4,833.)

U.S. TREASURY BILLS 0.4%
0.155% due 10/21/2010 - 01/13/2011 (c)(e)	980	980

Total Short-Term Instruments (Cost $5,813)		5,813

Total Investments 99.5% (Cost $274,643)		$266,018

Other Assets and Liabilities (Net) 0.5%		1,356

Net Assets 100.0%		$267,374

Notes to Schedule of Investments (amounts in thousands*):

(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Security becomes interest bearing at a future date.
(e)	Securities with an aggregate market value of $980 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.

See Accompanying Notes	Semiannual Report	September 30, 2010	41

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

(f)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Long Island, New York Power Authority Revenue Bonds, Series 2006	GSC	0.950%	06/20/2018	2.820%	$	5,000	$(514)	$0	$(514)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007	GSC	1.500%	06/20/2018	3.660%		5,000	(530)	0	(530)

							$(1,044)	$0	$(1,044)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007	5.700%	05/01/2037	06/27/2007	$785	$638	0.24%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	07/30/2008	230	218	0.08%

				$1,015	$856	0.32%

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$2,580	$0	$2,580
Municipal Bonds & Notes
Alabama	0	2,919	0	2,919
Alaska	0	823	0	823
Arizona	0	10,661	0	10,661
California	0	19,200	0	19,200
Colorado	0	13,421	0	13,421
Connecticut	0	1,085	0	1,085
Delaware	0	526	0	526
Florida	0	15,265	0	15,265
Georgia	0	6,735	0	6,735
Hawaii	0	1,042	0	1,042
Idaho	0	1,200	0	1,200
Illinois	0	15,583	0	15,583
Indiana	0	12,481	0	12,481
Iowa	0	4,894	0	4,894
Kansas	0	3,249	0	3,249
Kentucky	0	2,381	0	2,381
Louisiana	0	4,338	0	4,338
Maryland	0	1,292	0	1,292
Massachusetts	0	4,747	0	4,747
Michigan	0	11,375	0	11,375
Minnesota	0	6,456	0	6,456
Mississippi	0	1,865	0	1,865
Missouri	0	4,158	0	4,158
Montana	0	514	0	514
Nebraska	0	1,000	0	1,000
Nevada	0	550	0	550
New Jersey	0	7,639	0	7,639

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
New Mexico	$0	$2,584	$0	$2,584
New York	0	12,196	0	12,196
North Carolina	573	4,211	0	4,784
Ohio	0	10,757	0	10,757
Oregon	0	205	0	205
Pennsylvania	0	14,275	0	14,275
Puerto Rico	0	1,474	0	1,474
Rhode Island	0	115	0	115
South Carolina	0	3,412	0	3,412
Tennessee	0	8,252	0	8,252
Texas	0	26,550	0	26,550
Utah	0	5,918	0	5,918
Virgin Islands	0	1,059	0	1,059
Virginia	0	1,866	0	1,866
Washington	0	1,862	0	1,862
West Virginia	0	2,513	0	2,513
Wisconsin	0	3,781	0	3,781
Mortgage-Backed Securities	0	557	0	557
Convertible Preferred Securities
Banking & Finance	66	0	0	66
Short-Term Instruments
Repurchase Agreements	0	4,833	0	4,833
U.S. Treasury Bills	0	980	0	980
Investments, at value	$639	$265,379	$0	$266,018

Financial Derivative Instruments (7) - Liabilities

Credit Contracts	$0	$0	$(1,044)	$(1,044)

Totals	$639	$265,379	$(1,044)	$264,974

42	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(886)	$0	$0	$0	$0	$(158)	$0	$0	$(1,044)	$(158)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(i)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Liabilities:
Unrealized depreciation on swap agreements	$0	$0	$1,044	$0	$0	$1,044

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$0	$62	$0	$0	$62

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$0	$0	$(158)	$0	$0	$(158)

(1)	See note 5 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Semiannual Report	September 30, 2010	43

Schedule of Investments PIMCO Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.9%

BANKING & FINANCE 0.9%

American International Group, Inc.
4.250% due 05/15/2013	$600	$622
4.700% due 10/01/2010	1,400	1,400
4.950% due 03/20/2012	100	104
5.600% due 10/18/2016	100	103
8.175% due 05/15/2068	200	202
8.250% due 08/15/2018	900	1,053

Total Corporate Bonds & Notes (Cost $2,701)		3,484

MUNICIPAL BONDS & NOTES 96.4%

ALABAMA 1.4%

Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,354

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,096

		5,450

ALASKA 0.6%

Alaska State Housing Finance Corp. Revenue Bonds, (NPFGC Insured), Series 2002
5.250% due 06/01/2032	540	547

Alaska State Industrial Development & Export Authority Revenue Notes, Series 2010
5.000% due 04/01/2012	250	265

Anchorage, Alaska General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,701

		2,513

ARIZONA 2.0%

Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	6,000	5,734

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.750% due 09/01/2029	2,000	2,087

		7,821

CALIFORNIA 14.3%

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	839

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,565	2,614

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	6,445	7,548

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	7,800	8,172
5.625% due 07/01/2032	3,200	3,321

California State Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,082

California State Imperial Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	824

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State San Ramon Valley Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 07/01/2018	$2,385	$1,785

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	636

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (NPFGC-IBC Insured), Series 1999
5.875% due 01/15/2026	1,565	1,592

Garden Grove, California Public Financing Authority Revenue Notes, Series 2010
4.000% due 12/15/2015	35	39

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2033	6,420	7,116

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	4,750	3,741

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	3,850	3,531

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,532
0.000% due 08/01/2016	1,400	1,164

Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,000	902

Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	967
4.800% due 09/01/2017	875	897

Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	434

Sacramento County, California Sanitation District Revenue Bonds, (NPFGC-FGIC Insured), Series 2007
5.250% due 12/01/2018	275	334

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	4,188

University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	1,500	1,675

		55,933

COLORADO 3.1%

Boulder County, Colorado Revenue Notes, Series 2009
5.000% due 07/15/2018	1,740	2,057

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2003
5.500% due 05/15/2030	1,375	1,495

Colorado State Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	993

Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Insured), Series 2000
5.700% due 10/01/2022	15	16

Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	10	10
6.750% due 04/01/2015	25	25

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	$6,500	$7,654

		12,250

DELAWARE 0.2%

Delaware State Transportation Authority Revenue Notes, Series 2010
4.000% due 09/01/2016	585	656

DISTRICT OF COLUMBIA 0.1%

District of Columbia Revenue Notes, Series 2009
5.000% due 04/01/2019	400	448

FLORIDA 5.4%

Florida State Board of Education General Obligation Bonds, Series 2005
4.750% due 06/01/2035	1,270	1,311

Florida State Board of Education General Obligation Notes, Series 2010
5.000% due 06/01/2020	935	1,125

Florida State JEA Water & Sewer System Revenue Bonds, (NPFGC Insured), Series 2006
3.606% due 10/01/2020	5,000	4,444

Florida State JEA Water & Sewer System Revenue Notes, Series 2010
5.000% due 10/01/2017	50	59

Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	7,000	7,120

Miami-Dade County, Florida Revenue Bonds, Series 2009
5.500% due 10/01/2036	1,000	1,057

Miami-Dade County, Florida Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	788

Miami-Dade County, Florida Revenue Notes, Series 2010
4.000% due 07/01/2016	1,000	1,096

Orange County, Florida Health Facilities Authority Revenue Bonds, (NPFGC Insured), Series 1996
6.250% due 10/01/2011	290	306

Sarasota County, Florida Public Hospital Board Revenue Bonds, (NPFGC Insured), Series 1997
4.233% due 10/01/2021	3,500	3,176

Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	735	777

		21,259

GEORGIA 0.4%

Georgia Medical Center Hospital Authority Revenue Notes, (FSA Insured), Series 2010
5.000% due 08/01/2016	695	780

Georgia State Municipal Electric Authority Revenue Bonds, (NPFGC-IBC Insured), Series 1997
6.500% due 01/01/2012	85	89

Georgia State Municipal Electric Authority Revenue Notes, Series 2010
4.000% due 01/01/2018	560	607

		1,476

HAWAII 0.1%

Hawaii State General Obligation Notes, Series 2009
5.000% due 06/01/2017	300	359

44	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 9.6%

Chicago, Illinois Airport Revenue Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 01/01/2023	$5,000	$5,368

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	670

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 12/01/2016	700	587
0.000% due 12/01/2031	1,000	335

Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 2001
0.000% due 01/01/2020 (c)	1,290	1,424

Chicago, Illinois Waste & Water Revenue Bonds, (NPFGC Insured), Series 1998
0.000% due 01/01/2021	2,000	1,331

Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,161

Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (NPFGC-FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	2,149

Cook County, Illinois School District No. 63-East Maine General Obligation Notes, Series 2010
2.250% due 12/01/2013	110	114

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	129
0.000% due 12/01/2014	255	228
0.000% due 12/01/2015	1,885	1,614

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	122

Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019	150	177

Illinois State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2023	3,935	3,980

Illinois State Health Facilities Authority Revenue Bonds, (NPFGC Insured), Series 1992
6.250% due 09/01/2021	695	867

Illinois State Revenue Bonds, Series 2009
5.250% due 06/15/2034	2,000	2,098

Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,140
5.000% due 06/15/2017	1,000	1,151

Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	859

Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,919

Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	4,529

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Northern Illinois State Municipal Power Agency Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 01/01/2018	$1,000	$1,126

Will & Kendall Counties, Illinois Community Consolidated School District No. 202 General Obligation Notes, Series 2010
3.000% due 01/01/2013	1,000	1,017

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	2,447

		37,542

INDIANA 3.9%

Danville, Indiana Multi-School Building Corp. Revenue Bonds, (FSA Insured), Series 2001
4.400% due 01/15/2012	170	172
4.500% due 01/15/2013	190	192
4.650% due 01/15/2014	210	212
4.750% due 01/15/2015	235	238
4.850% due 01/15/2016	295	298

Danville, Indiana Multi-School Building Corp. Revenue Notes, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	293

Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,738

Indiana State Finance Authority Revenue Bonds, Series 2009
5.000% due 02/01/2023	250	290

Indiana State IPS Multi-School Building Corp. Revenue Bonds, (NPFGC Insured), Series 2007
3.000% due 01/15/2026	6,800	5,978

Indiana State Tri-Creek School Building Corp. Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	1,052

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	845	918

Indianapolis, Indiana Local Public Improvement Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	582

Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,365

Seymour, Indiana Elementary School Building Corp. Revenue Notes, Series 2010
4.000% due 07/15/2020	855	935

South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	410
5.200% due 02/01/2012	230	233
5.500% due 02/01/2015	180	182

		15,088

KANSAS 0.7%

Kansas State Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	560

Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	591

Sedgwick County, Kansas Unified School District No. 259 General Obligation Bonds, (NPFGC Insured), Series 2005
5.000% due 09/01/2016	1,000	1,167

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wyandotte County-Kansas City, Kansas Unified Government Revenue Notes, Series 2010
5.000% due 09/01/2015	$380	$438

		2,756

KENTUCKY 0.1%

Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	565	567

LOUISIANA 1.1%

Louisiana State General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
5.000% due 04/01/2019	270	286

Louisiana State Public Facilities Authority Revenue Notes, Series 2010
2.875% due 11/01/2015 (a)	1,000	1,001

Louisiana State St. Tammany Parish Revenue Notes, Series 2010
5.000% due 08/01/2016	615	700
5.000% due 08/01/2018	505	571

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,680	1,694

		4,252

MARYLAND 0.3%

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	1,250	1,194

MASSACHUSETTS 2.5%

Dedham-Westwood, Massachusetts General Obligation Notes, Series 2010
2.000% due 09/01/2017	20	20

Massachusetts State Department of Transportation Revenue Notes, Series 2010
4.000% due 01/01/2017	65	71

Massachusetts State Development Finance Agency Revenue Notes, Series 2009
2.875% due 10/01/2014	1,000	1,021

Massachusetts State Educational Financing Authority Revenue Notes, Series 2010
2.000% due 01/01/2012	500	505

Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
2.115% due 11/01/2019	5,090	4,662
2.125% due 11/01/2020	2,595	2,355

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	522

Massachusetts State Revenue Bonds, (NPFGC-FGIC Insured), Series 2004
1.712% due 01/01/2017	475	463
1.752% due 01/01/2016	250	246

		9,865

MICHIGAN 1.5%

Michigan State Building Authority Revenue Bonds, (FSA-CR/FGIC Insured), Series 2006
0.000% due 10/15/2023	3,400	1,824

Michigan State Municipal Bond Authority Revenue Notes, Series 2010
5.000% due 03/21/2011	1,700	1,701

See Accompanying Notes	Semiannual Report	September 30, 2010	45

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	$1,000	$1,037

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,335	1,228

		5,790

MINNESOTA 0.7%

Minnesota State Higher Education Facilities Authority Revenue Notes, Series 2010
3.000% due 10/01/2014 (a)	500	509

St. Cloud, Minnesota Revenue Bonds, (AGC Insured), Series 2008
5.500% due 05/01/2039	2,000	2,134

		2,643

MISSOURI 1.5%

Lee's Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	417

Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,059

Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,113
5.000% due 11/01/2015	540	583

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	270	271

Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 05/15/2017	100	110

Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	165	167

St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,105

		5,825

NEW HAMPSHIRE 0.6%

New Hampshire State Health & Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2015	1,000	1,098
5.000% due 07/01/2017	1,075	1,174

		2,272

NEW JERSEY 3.2%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.600% due 01/01/2012	430	428
6.000% due 11/01/2028	2,500	2,366
6.500% due 04/01/2018	645	689
6.500% due 04/01/2031	500	521

New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,562

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,350	5,090

		12,656

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW MEXICO 1.4%

New Mexico State Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025	$5,000	$5,285

NEW YORK 7.0%

Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
1.818% due 09/01/2015	3,000	2,944

New York City, New York General Obligation Bonds, (NPFGC Insured), Series 2001
5.250% due 11/01/2015	300	319

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,947

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.025% due 03/01/2020	3,900	3,051
2.075% due 03/01/2022	4,000	3,054
5.000% due 03/01/2031	4,145	4,275

New York City, New York Industrial Development Agency Revenue Bonds, (NPFGC Insured), Series 2006
2.085% due 03/01/2023	4,000	3,016

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	1,440	1,521

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,098

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	150	170

		27,395

NORTH CAROLINA 1.1%

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2009
5.000% due 01/01/2026	1,000	1,097

North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2009
5.000% due 01/01/2017	1,000	1,144

North Carolina State Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	2,068

North Carolina State Municipal Power Agency No. 1 Revenue Notes, Series 2008
5.250% due 01/01/2017	30	35

		4,344

OHIO 4.2%

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	4,500	4,745

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	450	344
5.875% due 06/01/2047	5,600	4,105

Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	140	163

Ohio State Building Authority Revenue Bonds, Series 2010
5.000% due 10/01/2020	2,800	3,315

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ohio State General Obligation Bonds, Series 2009
5.000% due 08/01/2020	$3,145	$3,750

Ohio State Higher Educational Facility Commission Revenue Notes, Series 2010
4.000% due 01/15/2013	150	158

		16,580

OKLAHOMA 0.7%

Oklahoma State Capital Improvement Authority Revenue Bonds, Series 2006
0.320% due 07/01/2031	2,900	2,900

PENNSYLVANIA 3.5%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	785

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
3.000% due 05/15/2011	250	254
5.000% due 05/15/2018	500	571

Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	800	842

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2010
4.000% due 10/01/2023 (a)	1,000	1,003

Pennsylvania State General Obligation Bonds, Series 2009
5.000% due 04/15/2020	5,000	5,942

Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 08/01/2017	1,500	1,778

Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2015	765	768

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	957

Wilkes-Barre, Pennsylvania Finance Authority Revenue Notes, Series 2010
4.000% due 11/01/2015	560	614

		13,514

PUERTO RICO 0.9%

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
3.236% due 07/01/2019	3,000	2,732

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2010
5.375% due 08/01/2038	750	796

		3,528

RHODE ISLAND 0.6%

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,175	2,160

SOUTH CAROLINA 1.0%

Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,703

Piedmont, South Carolina Municipal Power Agency Revenue Notes, Series 2009
5.000% due 01/01/2015	250	278

46	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Carolina State Jobs-Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 02/01/2038	$1,000	$1,070

		4,051

TENNESSEE 2.7%

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,153
5.000% due 02/01/2024	1,400	1,445
5.000% due 02/01/2027	5,000	5,033

		10,631

TEXAS 13.4%

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	90	94

Birdville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	1,296

Eagle Mountain & Saginaw, Texas Independent School District General Obligation Notes, Series 2010
0.000% due 08/15/2016	250	218

Fort Bend County, Texas General Obligation Bonds, (NPFGC Insured), Series 2007
4.750% due 03/01/2031	400	420

Godley, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.250% due 02/15/2028	3,000	3,328

Houston, Texas Airport Systems Revenue Bonds, (NPFGC-FGIC Insured), Series 1998
5.000% due 07/01/2025	3,000	3,001

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	1,007

Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	165	171

Houston, Texas Revenue Notes, Series 2010
5.000% due 11/15/2018	25	30

Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,054

Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	20	13

North Central Texas State Health Facility Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,065

North Texas State Health Facilities Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/01/2020	895	956

San Antonio, Texas General Obligation Notes, Series 2010
5.000% due 08/01/2019	10	12

Springtown, Texas Independent School District, General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.000% due 02/15/2033	10,160	10,990

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	3,425	3,528

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	$1,500	$1,706

Texas State Alliance Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,014

Texas State Leander Independent School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	675

Texas State Lower Colorado River Authority Revenue Bonds, (NPFGC Insured), Series 2006
4.750% due 05/15/2029	7,000	7,286

Texas State Lower Colorado River Authority Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	894

Texas State Lower Colorado River Authority Revenue Notes, Series 2010
5.000% due 05/15/2013	1,000	1,102

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,260

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	850	886

Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024	5,020	5,512

Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (f)	1,400	1,640

University of North Texas Revenue Notes, Series 2010
4.000% due 04/15/2020	50	56

University of Texas Revenue Notes, Series 2010
5.000% due 08/15/2018	1,000	1,205

Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	663

Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	150	178

		52,260

UTAH 0.2%

Utah State Intermountain Power Agency Revenue Bonds, (AMBAC Insured), Series 1993
0.000% due 07/01/2017	1,000	837

VIRGIN ISLANDS 0.4%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,539

VIRGINIA 0.2%

Virginia State Housing Development Authority Revenue Bonds, (NPFGC Insured), Series 2001
5.350% due 07/01/2031	845	850

WASHINGTON 3.4%

King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2028	2,500	2,774

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
5.000% due 12/01/2017	$1,845	$2,147

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,898

Washington State General Obligation Notes, Series 2009
5.000% due 08/01/2017	15	18

Washington State General Obligation Notes, Series 2010
5.000% due 07/01/2019	15	18

Washington State Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	830	869

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,220	4,266

Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2023	1,220	1,351

		13,341

WISCONSIN 2.4%

Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	106
5.000% due 06/01/2019	100	106
5.000% due 06/01/2020	100	105
5.100% due 06/01/2021	100	105
5.100% due 06/01/2022	100	105
5.100% due 06/01/2023	100	105

Wisconsin State General Obligation Notes, Series 2008
4.750% due 05/01/2018	5,000	5,496

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2032	580	612

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2002
4.700% due 11/01/2012	315	320
5.350% due 11/01/2022	1,210	1,237

Wisconsin State Housing & Economic Development Authority Revenue Notes, (NPFGC Insured), Series 2002
4.700% due 05/01/2012	1,175	1,194

		9,491

Total Municipal Bonds & Notes (Cost $366,703)		377,321

MORTGAGE-BACKED SECURITIES 1.2%

Countrywide Alternative Loan Trust
1.870% due 11/25/2035	2,170	1,244
2.426% due 11/25/2035	2,352	1,380

Residential Accredit Loans, Inc.
0.406% due 02/25/2047	4,033	2,009

Total Mortgage-Backed Securities (Cost $5,459)		4,633

See Accompanying Notes	Semiannual Report	September 30, 2010	47

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.9%

REPURCHASE AGREEMENTS 1.2%

State Street Bank and Trust Co.
0.010% due 10/01/2010	$4,492	$4,492

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $4,583. Repurchase proceeds are $4,492.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.7%
0.149% due 10/21/2010 - 01/20/2011 (b)(d)	$2,860	$2,860

Total Short-Term Instruments (Cost $7,351)		7,352

Total Investments 100.4% (Cost $382,215)		$392,790

Other Assets and Liabilities (Net) (0.4%)		(1,544)

Net Assets 100.0%		$391,246

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Coupon represents a weighted average yield.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $2,860 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(e)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2008	GSC	0.530%	06/20/2018	1.790%	$	5,000	$(387)	$0	$(387)
Bay Area, California Toll Authority Revenue Bonds, Series 2006	GSC	0.700%	06/20/2018	2.420%		5,000	(491)	0	(491)
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001	GSC	0.640%	06/20/2018	2.220%		5,000	(461)	0	(461)
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005	GSC	0.650%	06/20/2018	2.850%		5,000	(603)	0	(603)
San Antonio, Texas Revenue Bonds, Series 2005	GSC	0.700%	06/20/2018	1.740%		5,000	(318)	0	(318)
Utah State Intermountain Power Agency Revenue Bonds, Series 2008	GSC	0.880%	06/20/2018	2.220%		5,000	(391)	0	(391)
Washington State Energy Northwest Revenue Notes, Series 2008	GSC	0.700%	06/20/2018	2.160%		5,000	(429)	0	(429)

							$(3,080)	$0	$(3,080)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(f)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,486	$1,640	0.42%

48	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$3,483	$0	$3,483
Municipal Bonds & Notes
Alabama	0	5,450	0	5,450
Alaska	0	2,513	0	2,513
Arizona	0	7,821	0	7,821
California	0	55,933	0	55,933
Colorado	0	12,250	0	12,250
Delaware	0	656	0	656
District of Columbia	0	448	0	448
Florida	0	21,259	0	21,259
Georgia	0	1,476	0	1,476
Hawaii	0	359	0	359
Illinois	0	37,542	0	37,542
Indiana	0	15,088	0	15,088
Kansas	0	2,756	0	2,756
Kentucky	0	567	0	567
Louisiana	0	4,252	0	4,252
Maryland	0	1,194	0	1,194
Massachusetts	0	9,865	0	9,865
Michigan	0	5,790	0	5,790
Minnesota	0	2,643	0	2,643
Missouri	0	5,825	0	5,825
New Hampshire	0	2,272	0	2,272
New Jersey	0	12,656	0	12,656
New Mexico	0	5,285	0	5,285
New York	0	27,395	0	27,395

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
North Carolina	$0	$4,344	$0	$4,344
Ohio	0	16,580	0	16,580
Oklahoma	0	2,900	0	2,900
Pennsylvania	0	13,514	0	13,514
Puerto Rico	0	3,528	0	3,528
Rhode Island	0	2,160	0	2,160
South Carolina	0	4,051	0	4,051
Tennessee	0	10,631	0	10,631
Texas	0	52,260	0	52,260
Utah	0	838	0	838
Virgin Islands	0	1,539	0	1,539
Virginia	0	850	0	850
Washington	0	13,341	0	13,341
Wisconsin	0	9,491	0	9,491
Mortgage-Backed Securities	0	4,633	0	4,633
Short-Term Instruments
Repurchase Agreements	0	4,492	0	4,492
U.S. Treasury Bills	0	2,860	0	2,860
Investments, at value	$0	$392,790	$0	$392,790

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$0	$(3,080)	$(3,080)

Totals	$0	$392,790	$(3,080)	$389,710

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(2,183)	$0	$0	$0	$0	$(897)	$0	$0	$(3,080)	$(897)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(h)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Liabilities:
Unrealized depreciation on swap agreements	$0	$0	$3,080	$0	$0	$3,080

See Accompanying Notes	Semiannual Report	September 30, 2010	49

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

September 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$0	$121	$0	$0	$121

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$0	$0	$(897)	$0	$0	$(897)

(1)	See note 5 in the Notes to Financial Statements for additional information.

50	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO MuniGO Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 97.9%

ALABAMA 2.5%

Alabama State General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 08/01/2017	$730	$874

CALIFORNIA 16.9%

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	1,800	2,108

California State General Obligation Notes, Series 2009
5.000% due 07/01/2019	250	298

California State William S. Hart Union High School District General Obligation Notes, Series 2009
4.000% due 08/01/2017	100	105

Escondido, California Union High School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2022	1,000	565

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2024	500	521

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	500	458

Napa Valley, California Unified School District General Obligation Notes, Series 2009
5.500% due 08/01/2018	125	155
5.500% due 08/01/2019	150	185

Nevada, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2019	525	601

San Bernardino, California Community College District General Obligation Notes, Series 2009
0.000% due 08/01/2016	320	264

San Rafael, California City High School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2027	325	335

Whittier, California Union High School District General Obligation Bonds, Series 2009
0.000% due 08/01/2025	500	222

		5,817

FLORIDA 5.0%

Florida State Board of Education General Obligation Bonds, Series 2005
5.000% due 01/01/2016	220	252

Florida State Board of Education General Obligation Bonds, Series 2008
5.000% due 06/01/2020	500	571

Florida State Board of Education General Obligation Notes, Series 2009
5.000% due 06/01/2018	500	593

Florida State Board of Education General Obligation Notes, Series 2010
5.000% due 06/01/2020	250	301

		1,717

GEORGIA 3.8%

Douglasville, Georgia General Obligation Notes, (AGC Insured), Series 2009
5.000% due 02/01/2019	590	707

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	$500	$596

		1,303

ILLINOIS 7.4%

Chicago, Illinois Board of Education General Obligation Bonds, (AGC Insured), Series 2009
5.000% due 12/01/2019	500	569

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 12/01/2016	250	209

Chicago, Illinois General Obligation Bonds, Series 2003
0.290% due 01/01/2034	1,000	1,000

Chicago, Illinois General Obligation Bonds, Series 2008
5.250% due 01/01/2021	100	113

Cook County, Illinois General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2017	100	110

Cook County, Illinois School District No. 63-East Maine General Obligation Notes, Series 2010
4.000% due 12/01/2015	500	554

		2,555

LOUISIANA 1.5%

Louisiana State General Obligation Notes, Series 2009
5.000% due 05/01/2018	445	526

MASSACHUSETTS 5.1%

Malden, Massachusetts General Obligation Bonds, (AGC Insured), Series 2009
5.000% due 10/15/2020	560	655

Massachusetts State General Obligation Bonds, (NPFGC-IBC Insured), Series 2001
5.500% due 11/01/2019	150	187

Massachusetts State General Obligation Bonds, Series 2002
5.500% due 08/01/2018	250	309

Massachusetts State General Obligation Notes, Series 2010
5.000% due 06/01/2017	500	595

		1,746

MINNESOTA 1.7%

Minnesota State General Obligation Bonds, Series 2006
5.000% due 11/01/2016	500	600

MISSISSIPPI 2.8%

De Soto County, Mississippi General Obligation Notes, Series 2009
5.000% due 11/01/2019	300	359

Mississippi State General Obligation Bonds, Series 2002
5.500% due 12/01/2018	125	154

Mississippi State General Obligation Bonds, Series 2008
5.000% due 10/01/2021	375	435

		948

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 1.7%

Clark County, Nevada School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 06/15/2021	$500	$567

NEW YORK 5.2%

East Islip, New York Union Free School District General Obligation Notes, Series 2010
4.000% due 06/15/2016	500	565

Monroe County, New York General Obligation Notes, (AGC Insured), Series 2009
4.000% due 06/01/2012	100	105

New York City, New York General Obligation Bonds, Series 2008
5.250% due 09/01/2020	150	176

New York City, New York General Obligation Notes, Series 2010
5.000% due 06/01/2016	500	583

Somers, New York Central School District General Obligation Notes, Series 2009
5.000% due 07/15/2019	300	359

		1,788

NORTH CAROLINA 2.4%

Mecklenburg County, North Carolina General Obligation Bonds, Series 2009
5.000% due 03/01/2020	680	819

OHIO 10.8%

Cincinnati, Ohio General Obligation Bonds, Series 2009
5.000% due 12/01/2020	150	176

Dayton, Ohio General Obligation Bonds, Series 2009
5.000% due 12/01/2019	500	579

Ohio State General Obligation Bonds, Series 2002
5.500% due 02/01/2020	500	615

Ohio State General Obligation Notes, Series 2009
5.000% due 09/15/2016	1,000	1,182

Ohio State General Obligation Notes, Series 2010
5.000% due 08/01/2016	1,000	1,179

		3,731

OREGON 2.5%

Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 06/15/2018	700	848

SOUTH CAROLINA 4.0%

Charleston County, South Carolina General Obligation Notes, Series 2009
5.500% due 08/01/2019	500	631

Fort Mill, South Carolina School District No. 4 General Obligation Bonds, Series 2009
5.000% due 03/01/2021	380	451

Richland County, South Carolina School District No. 2 General Obligation Notes, Series 2010
5.000% due 02/01/2020	250	301

		1,383

TENNESSEE 2.5%

Memphis, Tennessee General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 10/01/2018	700	849

See Accompanying Notes	Semiannual Report	September 30, 2010	51

Schedule of Investments PIMCO MuniGO Fund (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 16.2%

Carroll, Texas Independent School District General Obligation Notes, Series 2009
5.250% due 02/15/2019	$500	$603

Eagle Mountain & Saginaw, Texas Independent School District General Obligation Notes, Series 2010
0.000% due 08/15/2017	250	208

Harris County, Texas General Obligation Bonds, Series 2008
5.000% due 10/01/2019	500	611

Harris County, Texas General Obligation Bonds, Series 2009
5.000% due 10/01/2021	500	593

Houston, Texas General Obligation Bonds, Series 1998
5.500% due 03/01/2017	500	610

Houston, Texas Water and Sewer Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2019	350	272

Leander, Texas General Obligation Notes, (FSA Insured), Series 2010
4.000% due 08/15/2016	250	281

Mesquite, Texas Independent School District General Obligation Notes, Series 2009
5.000% due 08/15/2017	200	236

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pharr San-Juan Alamo, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
5.500% due 02/01/2019	$100	$118

Spring Branch, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.250% due 02/01/2038	250	273

Spring Branch, Texas Independent School District General Obligation Notes, Series 2009
5.000% due 02/01/2016	750	874

Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2021	250	293

Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017	500	599

		5,571

WASHINGTON 3.3%

Washington State General Obligation Bonds, Series 2009
5.000% due 08/01/2020	400	475
5.000% due 01/01/2021	150	175

Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020	400	472

		1,122

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 2.6%

Milwaukee, Wisconsin General Obligation Bonds, Series 2001
5.000% due 06/15/2019	$500	$595

Pleasant Prairie, Wisconsin General Obligation Notes, Series 2009
5.000% due 09/01/2018	250	294

		889

Total Municipal Bonds & Notes (Cost $31,856)		33,653

SHORT-TERM INSTRUMENTS 2.0%

REPURCHASE AGREEMENTS 2.0%

State Street Bank and Trust Co.
0.010% due 10/01/2010	696	696

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $715. Repurchase proceeds are $696.)

Total Short-Term Instruments (Cost $696)		696

Total Investments 99.9% (Cost $32,552)		$34,349

Other Assets and Liabilities (Net) 0.1%		43

Net Assets 100.0%		$34,392

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Municipal Bonds & Notes
Alabama	$0	$874	$0	$874
California	0	5,817	0	5,817
Florida	0	1,717	0	1,717
Georgia	0	1,303	0	1,303
Illinois	0	2,555	0	2,555
Louisiana	0	526	0	526
Massachusetts	0	1,746	0	1,746
Minnesota	0	600	0	600
Mississippi	0	948	0	948
Nevada	0	567	0	567
New York	0	1,788	0	1,788

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
North Carolina	$0	$819	$0	$819
Ohio	0	3,731	0	3,731
Oregon	0	848	0	848
South Carolina	0	1,383	0	1,383
Tennessee	0	849	0	849
Texas	0	5,571	0	5,571
Washington	0	1,122	0	1,122
Wisconsin	0	889	0	889
Short-Term Instruments
Repurchase Agreements	0	696	0	696
Investments, at value	$0	$34,349	$0	$34,349

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

52	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO New York Municipal Bond Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.3%

BANKING & FINANCE 0.3%

American International Group, Inc.
4.250% due 05/15/2013	$150	$156
4.700% due 10/01/2010	300	300
5.600% due 10/18/2016	100	102

SLM Corp.
0.728% due 10/25/2011	50	48

Total Corporate Bonds & Notes (Cost $527)		606

MUNICIPAL BONDS & NOTES 98.2%

CALIFORNIA 0.6%

California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	275	247

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	917

		1,164

ILLINOIS 0.4%

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	648

NEW YORK 92.2%

Amherst, New York Development Corp. Revenue Notes, (FSA Insured), Series 2010
4.000% due 10/01/2016	1,135	1,232

Babylon, New York Industrial Development Agency Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,122

Buffalo, New York Fiscal Stability Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 09/01/2014	1,040	1,184

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	89

Erie County, New York General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
5.250% due 03/15/2017	1,000	1,085

Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,088

Genesee County, New York General Obligation Notes, Series 2010
2.500% due 04/15/2011	500	505

Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	3,920	4,134

Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,495	1,645

Liberty, New York Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,020

Long Island, New York Power Authority Revenue Bonds, (FSA Insured), Series 2000
0.000% due 06/01/2013	430	419

Long Island, New York Power Authority Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	1,000	1,084

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Island, New York Power Authority Revenue Bonds, Series 2008
6.000% due 05/01/2033	$2,000	$2,313

Long Island, New York Power Authority Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,676

Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
1.818% due 09/01/2015	500	491

Nassau County, New York General Obligation Notes, Series 2009
4.000% due 06/01/2011	1,000	1,023

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2008
0.240% due 01/01/2042	1,000	1,000

Nassau County, New York Interim Finance Authority Revenue Bonds, Series 2009
5.000% due 11/15/2020	2,000	2,390

New Rochelle, New York City School District General Obligation Notes, (AGC Insured), Series 2010
5.000% due 12/01/2017	1,000	1,204

New York City, New York General Obligation Bonds, (FSA Insured), Series 2005
1.398% due 08/01/2016	2,500	2,428

New York City, New York General Obligation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2018	500	568

New York City, New York General Obligation Bonds, Series 2004
5.000% due 08/01/2014	1,000	1,144

New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,770	1,955

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,107

New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,148
5.000% due 10/01/2019	2,300	2,646

New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2021	500	580
5.375% due 04/01/2036	2,660	2,931

New York City, New York General Obligation Notes, (NPFGC-IBC Insured), Series 2002
5.750% due 08/01/2011	250	261

New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	256

New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	589

New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	456
5.000% due 01/01/2046	1,500	1,390

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.075% due 03/01/2022	1,400	1,069
5.000% due 03/01/2031	750	774

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Industrial Development Agency Revenue Bonds, (NPFGC Insured), Series 2006
2.085% due 03/01/2023	$2,350	$1,772

New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	230	234

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	835	787
5.500% due 01/01/2016	1,000	1,099

New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
1.905% due 03/01/2016	2,425	2,046

New York City, New York Local Government Assistance Corp. Revenue Bonds, Series 2008
5.000% due 04/01/2019	2,500	2,962

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	1,000	1,036

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,161

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	541
5.000% due 06/15/2040	2,660	2,843
5.250% due 06/15/2040	1,000	1,103

New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 02/01/2014	1,000	1,109

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	556
5.250% due 02/01/2029	1,500	1,522

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2009
5.000% due 01/15/2020	5,000	5,780

New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	631

New York City, New York Transitional Finance Authority Revenue Notes, Series 2005
5.000% due 11/01/2013	1,000	1,126

New York City, New York Transitional Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2013	200	226

New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
0.290% due 04/01/2027	850	850
5.000% due 04/01/2028	2,540	2,832

New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2009
5.000% due 01/01/2034	2,000	2,185

New York City, New York Trust for Cultural Resources Revenue Notes, Series 2010
5.000% due 10/01/2017	2,000	2,410

New York State Brooklyn Arena Local Development Corp. Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	821

New York State Dormitory Authority Revenue Bonds, (BHAC-CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,096

New York State Dormitory Authority Revenue Bonds, (BHAC-CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,154

See Accompanying Notes	Semiannual Report	September 30, 2010	53

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	$145	$153

New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 1999
4.750% due 08/15/2022	25	25

New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 10/01/2030	750	776

New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,158

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	431

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	794

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,187
5.000% due 07/01/2026	500	512

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,100
5.000% due 02/15/2037	2,000	2,080

New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,754
5.000% due 07/01/2038	1,000	1,064
6.125% due 12/01/2029	500	517
6.250% due 12/01/2037	350	356

New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,076
5.500% due 05/01/2037	400	422

New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2035	500	537
5.000% due 10/01/2040	250	255

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	470

New York State Dormitory Authority Revenue Notes, (NPFGC Insured), Series 2002
5.000% due 10/01/2012	500	538

New York State Dormitory Authority Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 07/01/2011	250	258

New York State Dormitory Authority Revenue Notes, (NPFGC-FGIC/FHA Insured), Series 2005
5.000% due 02/01/2013	965	1,043

New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,914

New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 03/15/2013	1,000	1,105
5.000% due 07/01/2015	1,000	1,156
5.000% due 12/15/2016	2,000	2,392
5.000% due 07/01/2017	2,000	2,350

New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,176

New York State Dormitory Authority Revenue Notes, Series 2010
4.000% due 05/15/2016	350	384

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

4.000% due 07/01/2016	$845	$919
4.000% due 10/01/2016	320	342
5.000% due 07/01/2015	1,000	1,156
5.000% due 07/01/2016	1,000	1,124

New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
4.550% due 05/01/2012	1,000	1,012
5.000% due 06/15/2014	400	430

New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	2,000	2,231

New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,561

New York State Environmental Facilities Corp. Revenue Bonds, Series 2007
4.750% due 06/15/2032	1,250	1,338

New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,509

New York State Environmental Facilities Corp. Revenue Notes, Series 2002
5.000% due 06/15/2012	500	538

New York State Housing Finance Agency Revenue Bonds, (NPFGC-FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,072

New York State Local Government Assistance Corp. Revenue Bonds, Series 1993
6.000% due 04/01/2014	315	354

New York State Metropolitan Transportation Authority Revenue Bonds, (NPFGC-FGIC Insured), Series 2003
5.000% due 11/15/2032	200	206

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2018	1,000	1,219

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,035

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,691

New York State Port Authority of New York & New Jersey Revenue Bonds, (FSA Insured), Series 2006
4.750% due 12/01/2026	3,000	3,155

New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	559

New York State Sales Tax Asset Receivables Corp. Revenue Bonds, (NPFGC Insured), Series 2004
5.250% due 10/15/2018	1,000	1,134

New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2029	2,000	2,091
4.750% due 01/01/2030	1,000	1,043

New York State Thruway Authority Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	568

New York State Thruway Authority Revenue Notes, (NPFGC Insured), Series 2002
5.250% due 04/01/2011	500	512
5.500% due 04/01/2012	260	279

New York State Tobacco Settlement Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 06/01/2022	1,000	1,076

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2021	$3,610	$4,177
5.000% due 11/15/2037	2,000	2,141

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2010
4.000% due 11/15/2038	500	534

New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	2,000	1,733

New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 01/01/2019	2,000	2,360

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	506

New York State Urban Development Corp. Revenue Bonds, Series 2009
5.250% due 03/15/2038	550	612

New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2015	1,000	1,181

New York State Urban Development Corp. Revenue Notes, Series 2010
4.000% due 01/01/2016	2,000	2,208

Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	490	492

Oneida County, New York Industrial Development Agency, Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,922

Onondaga, New York Revenue Notes, Series 2010
5.000% due 12/01/2019	250	300

Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	500	559

Rensselaer, New York Municipal Leasing Corp. Revenue Notes, Series 2009
5.000% due 06/01/2019	1,000	1,049

Rockland County, New York Solid Waste Management Authority Revenue Notes, Series 2010
3.250% due 12/15/2016	145	153
4.000% due 12/15/2018	265	288

Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	400	421

St. Lawrence County, New York Industrial Development Agency Revenue Notes, Series 2009
4.000% due 10/01/2014	1,500	1,636

Suffolk County, New York Industrial Development Agency Revenue Bonds, Series 2000
5.000% due 03/01/2026	1,075	1,145

Tompkins County, New York Industrial Development Agency Revenue Notes, Series 2008
5.000% due 07/01/2017	500	598

Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	528

Yonkers, New York General Obligation Notes, Series 2010
2.000% due 11/15/2011	1,305	1,315

Yonkers, New York Industrial Development Agency Revenue Bonds, Series 2001
5.000% due 06/01/2015	575	645

		170,528

54	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PUERTO RICO 4.2%

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
3.236% due 07/01/2019	$3,650	$3,324
3.256% due 07/01/2020	1,000	897

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	282

Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,200	1,302

Puerto Rico Electric Power Authority Revenue Bonds, (XLCA Insured), Series 2002
5.375% due 07/01/2016	305	348

Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	1,250	1,352

Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	212

		7,717

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 0.4%

Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	$805	$714

VIRGIN ISLANDS 0.4%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	257

Virgin Islands Public Finance Authority Revenue Notes, Series 2010
5.000% due 10/01/2016	500	552

		809

Total Municipal Bonds & Notes (Cost $169,536)		181,580

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS 0.5%

State Street Bank and Trust Co.
0.010% due 10/01/2010	$861	$861

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $883. Repurchase proceeds are $861.)

Total Short-Term Instruments (Cost $861)		861

Total Investments 99.0% (Cost $170,924)		$183,047

Other Assets and Liabilities (Net) 1.0%		1,841

Net Assets 100.0%		$184,888

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$606	$0	$606
Municipal Bonds & Notes
California	0	1,164	0	1,164
Illinois	0	648	0	648
New York	0	170,528	0	170,528

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Puerto Rico	$0	$7,717	$0	$7,717
Texas	0	714	0	714
Virgin Islands	0	809	0	809
Short-Term Instruments
Repurchase Agreements	0	861	0	861
Investments, at value	$0	$183,047	$0	$183,047

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	Semiannual Report	September 30, 2010	55

Schedule of Investments PIMCO Short Duration Municipal Income Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.8%

BANKING & FINANCE 0.8%

American International Group, Inc.
4.250% due 05/15/2013	$300	$311
4.700% due 10/01/2010	700	700

General Electric Capital Corp.
0.663% due 07/27/2012	450	447

JPMorgan Chase & Co.
7.900% due 04/29/2049	1,400	1,506

SLM Corp.
0.728% due 10/25/2011	125	119

Total Corporate Bonds & Notes (Cost $2,866)		3,083

MUNICIPAL BONDS & NOTES 97.4%

ALABAMA 0.4%

Cullman County, Alabama Health Care Authority Revenue Notes, Series 2009
5.000% due 02/01/2012	1,245	1,287

University of Alabama Revenue Notes, Series 2008
5.000% due 07/01/2015	320	368

		1,655

ALASKA 0.2%

North Slope, Alaska General Obligation Notes, Series 2009
5.000% due 06/30/2012	750	802

ARIZONA 1.2%

Arizona State Development Authority Infrastructure Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2011	2,195	2,261
5.000% due 08/01/2012	2,305	2,458

		4,719

ARKANSAS 0.4%

University of Arkansas Revenue Notes, Series 2009
3.000% due 11/01/2012	200	209

University of Arkansas Revenue Notes, Series 2010
3.000% due 12/01/2012	1,295	1,350

		1,559

CALIFORNIA 13.8%

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2002
0.270% due 05/01/2022	3,530	3,530

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
0.260% due 05/01/2016	3,000	3,000

California State Department of Water Resources Revenue Bonds, Series 2002
0.230% due 05/01/2022	980	980
6.000% due 05/01/2014	3,075	3,376

California State Educational Facilities Authority Revenue Bonds, Series 2000
0.220% due 12/01/2030	3,000	3,000

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.300% due 10/01/2026	425	425

California State Educational Facilities Authority Revenue Notes, Series 2010
1.070% due 10/01/2015	1,000	1,003

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	$1,600	$1,676

California State Municipal Finance Authority Certificates of Participation Notes, Series 2009
3.000% due 02/01/2011	500	502

California State Municipal Finance Authority Revenue Bonds, Series 2010
0.260% due 01/01/2040	2,000	2,000

California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 06/15/2013	1,150	1,257

Folsom, California Redevelopment Agency Tax Allocation Notes, Series 2009
3.000% due 08/01/2012	790	801

Fresno, California Revenue Notes, Series 2010
0.750% due 06/01/2011	775	775

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	1,110	1,250
6.250% due 06/01/2033	3,945	4,373

Irvine, California Special Assessment Bonds, Series 1994
0.290% due 09/02/2020	384	384

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
0.240% due 07/01/2031	200	200

Los Angeles, California Department of Airports Revenue Notes, Series 2009
3.500% due 05/15/2012	2,980	3,098

Los Angeles, California Department of Water & Power Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 07/01/2011	10	10

Los Angeles, California Unified School District Certificates of Participation Bonds, Series 2008
0.250% due 10/01/2031	1,975	1,975

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	3,290

Newport Beach, California Revenue Bonds, Series 2008
0.260% due 12/01/2040	1,000	1,000

Newport Beach, California Revenue Bonds, Series 2009
4.000% due 12/01/2038	350	354

Pasadena, California Unified School District General Obligation Notes, Series 2009
3.000% due 08/01/2011	1,465	1,495

Riverside County, California Transportation Commission Revenue Bonds, Series 2009
0.260% due 06/01/2029	4,875	4,875

San Francisco, California City & County Finance Corp. Revenue Bonds, Series 2008
0.260% due 04/01/2030	2,130	2,130

San Francisco, California City & County General Obligation Notes, Series 2008
2.850% due 06/15/2012	1,400	1,456

San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
5.000% due 11/01/2012	3,000	3,273

San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	480	511

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Mateo County, California Joint Powers Financing Authority Revenue Notes, Series 2009
5.000% due 07/15/2013	$1,000	$1,104

Santa Margarita-Dana, California Point Authority Revenue Notes, Series 2009
3.000% due 08/01/2011	150	153

Southern California State Metropolitan Water District Revenue Bonds, Series 1999
0.260% due 07/01/2027	300	300

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	602

University of California Regents Medical Center Revenue Bonds, Series 2007
0.280% due 05/15/2032	555	555

Visalia, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2013	1,765	1,896

		56,609

COLORADO 2.3%

Colorado Springs, Colorado School District No. 11 Facilities Corp. Certificates of Participation Notes, Series 2009
3.000% due 12/01/2011	550	562

Colorado State Certificates of Participation Notes, Series 2010
3.000% due 03/01/2012	510	525

Colorado State Educational & Cultural Facilities Authority Revenue Notes, Series 2010
2.000% due 09/01/2011	320	323
2.000% due 09/01/2012	1,385	1,405
5.000% due 09/01/2013	2,145	2,369

Colorado State Health Facilities Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	300	323

Colorado State Health Facilities Authority Revenue Notes, (FSA Insured), Series 2003
4.000% due 05/15/2011	945	957

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.290% due 12/01/2031	900	900

Denver, Colorado Health & Hospital Authority Revenue Notes, Series 2010
4.000% due 12/01/2011	430	442
4.000% due 12/01/2012	425	443

El Paso County, Colorado Revenue Notes, Series 2010
5.000% due 02/01/2013	1,200	1,315

		9,564

CONNECTICUT 0.2%

Connecticut State General Obligation Notes, (NPFGC Insured), Series 2004
5.000% due 12/01/2013	625	706

University of Connecticut Revenue Notes, (NPFGC Insured), Series 2004
5.000% due 01/15/2013	150	165

		871

DISTRICT OF COLUMBIA 0.7%

District of Columbia Certificates of Participation Notes, (NPFGC-FGIC Insured), Series 2006
5.000% due 01/01/2013	150	161

District of Columbia Revenue Bonds, Series 1998
0.300% due 08/15/2038	1,550	1,550

56	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

District of Columbia Revenue Bonds, Series 2007
0.250% due 04/01/2041	$1,000	$1,000

		2,711

FLORIDA 7.1%

Collier County, Florida Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	180	183

Escambia County, Florida Health Facilities Authority Revenue Notes, Series 2010
3.500% due 08/15/2012	1,000	1,023

Escambia County, Florida Revenue Bond, Series 2009
2.000% due 04/01/2039	5,000	5,044

Florida State Citizens Property Insurance Corp. Revenue Notes, Series 2010
2.020% due 06/01/2013	3,000	2,974

Florida State Department of Transportation Revenue Notes, Series 2007
5.000% due 07/01/2013	1,000	1,104

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Notes, Series 2006
5.250% due 07/01/2012	1,000	1,068

Florida State JEA Water & Sewer System Revenue Bonds, Series 2002
5.250% due 10/01/2013	1,320	1,380

Florida State JEA Water & Sewer System Revenue Bonds, Series 2004
0.240% due 10/01/2034	2,000	2,000

Florida State JEA Water & Sewer System Revenue Bonds, Series 2008
0.280% due 10/01/2036	1,935	1,935

Florida State JEA Water & Sewer System Revenue Notes, Series 2009
5.000% due 10/01/2013	1,500	1,673

Florida State Municipal Loan Council Revenue Notes, (NPFGC Insured), Series 2007
4.250% due 10/01/2010	455	455

Florida State Municipal Power Agency Revenue Bonds, Series 2008
0.310% due 10/01/2035	1,200	1,200

Lakeland, Florida Revenue Notes, Series 2009
1.020% due 10/01/2012	4,300	4,306

Manatee County, Florida School District Certificates of Participation Notes, (FSA Insured), Series 2008
4.500% due 07/01/2011	1,000	1,024

Miami-Dade County, Florida General Obligation Notes, Series 2010
5.000% due 07/01/2014	1,000	1,124

Orlando, Florida Aviation Authority Revenue Notes, Series 2010
4.000% due 10/01/2014	475	518

Orlando, Florida Utilities Commission Revenue Notes, Series 2010
5.000% due 10/01/2013	1,000	1,121

Sarasota County, Florida School Board Certificates of Participation Notes, Series 2010
2.000% due 07/01/2012	1,080	1,094

		29,226

GEORGIA 3.3%

Atlanta, Georgia General Obligation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2012	1,450	1,579

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.300% due 10/01/2032	$1,500	$1,528

DeKalb County, Georgia Hospital Authority Revenue Notes, Series 2010
3.500% due 09/01/2012	15	15
3.500% due 09/01/2013	35	36
4.000% due 09/01/2014	40	41

Fulton County, Georgia Development Authority Revenue Notes, Series 2010
3.000% due 11/15/2010	2,075	2,081

Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2010
0.270% due 08/01/2040	2,000	2,000

Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2012	1,325	1,386

Monroe County, Georgia Development Authority Revenue Bonds, Series 1995
4.500% due 07/01/2025	1,750	1,779

Monroe County, Georgia Development Authority Revenue Bonds, Series 2010
2.125% due 06/01/2049	3,000	3,032

		13,477

HAWAII 0.1%

Hawaii Pacific Health Revenue Notes, Series 2010
5.000% due 07/01/2014	475	511

ILLINOIS 5.3%

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 12/01/2015	2,500	2,196

Chicago, Illinois Board of Education General Obligation Bonds, Series 2009
0.290% due 03/01/2031	400	400

Chicago, Illinois Board of Education General Obligation Notes, (FSA Insured), Series 2006
5.000% due 12/01/2014	300	341

Chicago, Illinois General Obligation Bonds, Series 2002
0.310% due 01/01/2037	1,600	1,600

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2005
5.000% due 01/01/2015	200	227

Chicago, Illinois International Airport Revenue Notes, Series 2010
4.000% due 01/01/2013	400	422

Chicago, Illinois Waste & Water Revenue Bonds, Series 2008
0.300% due 01/01/2039	1,100	1,100

Cook County, Illinois School District No. 163-Park Forest General Obligation Notes, (FSA Insured), Series 2010
2.000% due 12/15/2010	435	436

De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,588

Illinois State Facilities Authority Revenue Bonds, Series 2010
2.125% due 03/01/2030	500	499

Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,076

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State Finance Authority Revenue Notes, Series 2010
4.000% due 02/15/2012	$1,900	$1,955
4.000% due 08/15/2012	1,410	1,492
5.000% due 05/01/2011	500	509

Illinois State General Obligation Notes, Series 2010
2.000% due 01/01/2012	1,000	1,004

Illinois State Revenue Notes, Series 2009
5.000% due 06/15/2011	1,500	1,543

Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,140

Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (NPFGC-FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	932

Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,946

Lake County, Illinois Community Unit School District No. 60-Waukegan General Obligation Notes, Series 2010
2.000% due 12/01/2011	250	253

Melrose Park, Illinois General Obligation Bonds, (NPFGC Insured), Series 2004
6.750% due 12/15/2016	100	103

Rockford, Illinois Park District General Obligation Notes, Series 2010
2.000% due 12/15/2012	185	188
2.000% due 12/30/2012	150	153

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (NPFGC-FGIC Insured), Series 2004
0.000% due 10/01/2010	15	15

University of Illinois Revenue Notes, Series 2010
4.000% due 04/01/2013	525	558

		21,676

INDIANA 1.4%

Boone County, Indiana Hospital Association Revenue Notes, Series 2010
3.000% due 07/15/2012	370	382
4.000% due 01/15/2013	450	475

Indiana Finance Authority Revenue Notes, Series 2010
2.000% due 10/01/2011	300	303
2.000% due 10/01/2012	455	461
3.000% due 07/01/2012	125	128
3.000% due 10/01/2013	640	666

Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 11/01/2027	1,200	1,203

Indiana University Revenue Notes, Series 2010
4.000% due 08/01/2013	430	469

Indianapolis, Indiana Local Public Improvement Revenue Notes, Series 2010
2.000% due 01/15/2013	1,000	1,031

Vincennes, Indiana University Revenue Notes, Series 2010
3.000% due 06/01/2011	250	254
3.000% due 06/01/2012	200	206

Zionsville, Indiana Community Schools Building Corp. Revenue Notes, Series 2009
3.000% due 07/10/2012	150	154

		5,732

See Accompanying Notes	Semiannual Report	September 30, 2010	57

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IOWA 0.4%

Iowa State University Revenue Notes, Series 2009
3.000% due 01/01/2013	$1,775	$1,805

KANSAS 0.4%

Kansas City, Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	500	555

Kansas State Development Finance Authority Revenue Notes, Series 2009
3.000% due 11/15/2011	450	460

Kansas State Development Finance Authority Revenue Notes, Series 2010
2.000% due 11/01/2012	200	205

Wichita, Kansas Water & Sewer Utility Revenue Notes, (NPFGC-FGIC Insured), Series 2003
5.000% due 10/01/2010	355	355

		1,575

KENTUCKY 0.3%

Kentucky State Turnpike Authority Revenue Notes, Series 2010
2.500% due 07/01/2013	1,075	1,117

LOUISIANA 1.5%

East Baton Rouge, Louisiana Sewerage Commission Revenue Notes, Series 2010
3.000% due 02/01/2012	500	513

Jefferson, Louisiana Sales Tax District Revenue Notes, (AGC Insured), Series 2009
4.000% due 12/01/2010	730	733

Louisiana State Jefferson Parish Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	3,915	4,217

Louisiana State Public Facilities Authority Revenue Notes, Series 2010
3.000% due 11/01/2013	840	869

		6,332

MAINE 0.6%

Maine State Health & Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2012	955	989
3.000% due 07/01/2013	1,395	1,459

		2,448

MARYLAND 0.7%

University of Maryland Revenue Bonds, Series 2003
1.500% due 07/01/2023	3,000	3,035

MASSACHUSETTS 7.2%

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
0.792% due 07/01/2020	6,505	5,871

Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
2.115% due 11/01/2019	1,500	1,374

Massachusetts State General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
5.500% due 11/01/2013	2,525	2,882

Massachusetts State General Obligation Bonds, (NPFGC-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,591

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts State General Obligation Notes, Series 2004
5.000% due 08/01/2012	$1,430	$1,545

Massachusetts State General Obligation Notes, Series 2010
0.650% due 02/01/2013	6,250	6,263
4.000% due 06/01/2013	2,000	2,168

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2000
2.200% due 11/01/2030	2,100	2,133

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2008
0.220% due 08/15/2034	700	700

Massachusetts State Health & Educational Facilities Authority Revenue Notes, Series 2008
4.000% due 12/01/2010	255	256

Massachusetts State Health & Educational Facilities Authority Revenue Notes, Series 2010
4.000% due 07/01/2012	1,000	1,041
5.000% due 07/01/2012	500	527

Massachusetts State Port Authority Revenue Notes, Series 2010
4.000% due 07/01/2013	85	92

Massachusetts State Revenue Bonds, (FGIC Insured), Series 2004
5.250% due 01/01/2025	250	284

Massachusetts State Revenue Bonds, (NPFGC-FGIC Insured), Series 2004
1.752% due 01/01/2016	2,700	2,663

		29,390

MICHIGAN 3.3%

Clintondale, Michigan Community Schools General Obligation Notes, (NPFGC-FGIC/Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	982

Hamilton, Michigan Community School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 05/01/2013	650	717

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,135	2,240

Michigan State Hospital Finance Authority Revenue Notes, Series 2009
3.000% due 11/15/2010	1,000	1,002

Michigan State Municipal Bond Authority Revenue Notes, (Q-SBLF Insured), Series 2009
5.000% due 05/01/2011	1,625	1,661

Michigan State Municipal Bond Authority Revenue Notes, Series 2009
5.000% due 05/01/2011	1,120	1,143

Michigan State Municipal Bond Authority Revenue Notes, Series 2010
5.000% due 03/21/2011	4,500	4,503

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	590	542

Royal Oak, Michigan Hospital Finance Authority Revenue Notes, Series 2009
4.000% due 08/01/2013	500	521

		13,311

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MINNESOTA 1.5%

Dilworth-Glyndon-Felton, Minnesota Independent School District No. 2641 General Obligation Notes, Series 2007
4.000% due 02/01/2013	$215	$232

Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority Revenue Notes, Series 2010
2.000% due 08/15/2011	300	304

Minnesota State Agricultural & Economic Development Board Revenue Notes, (AGC Insured), Series 2008
3.000% due 02/15/2011	150	151
4.000% due 02/15/2012	500	518

Minnesota State Higher Education Facilities Authority Revenue Notes, Series 2010
3.000% due 10/01/2012 (a)	200	204
3.000% due 10/01/2013 (a)	750	768
4.000% due 03/01/2013	205	215
4.000% due 03/01/2014	210	222

Minnesota State Housing Finance Agency Revenue Notes, Series 2009
2.000% due 08/01/2012	425	433

Minnesota State Municipal Power Agency Revenue Notes, Series 2005
4.500% due 10/01/2011	500	515

Nobles County, Minnesota General Obligation Notes, Series 2009
3.000% due 08/01/2012	2,500	2,603

		6,165

MISSISSIPPI 0.2%

De Soto County, Mississippi General Obligation Notes, Series 2009
3.000% due 11/01/2012	250	261

Mississippi State Development Bank Special Obligation Revenue Notes, (AGC Insured), Series 2009
3.000% due 07/01/2011	700	710

		971

MISSOURI 1.5%

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2008
4.375% due 12/01/2034	1,500	1,520

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.270% due 02/15/2034	1,070	1,070

Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
4.000% due 11/15/2011	1,000	1,035
4.000% due 11/15/2012	1,750	1,853

St. Louis, Missouri Municipal Finance Corp. Revenue Notes, Series 2009
1.800% due 02/15/2011	750	753

		6,231

MONTANA 0.0%

Yellowstone County, Montana Revenue Notes, Series 2009
3.000% due 09/01/2012	70	73

NEBRASKA 0.1%

Nebraska State Public Power District Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 01/01/2012	500	526

58	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 1.2%

Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	$3,910	$4,478

Clark County, Nevada School District General Obligation Notes, (NPFGC-FGIC Insured), Series 2005
5.000% due 06/15/2013	250	277

		4,755

NEW HAMPSHIRE 1.2%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.300% due 07/01/2033	2,805	2,805

New Hampshire State Municipal Bond Bank Revenue Notes, (NPFGC Insured), Series 2004
5.000% due 02/15/2014	1,725	1,957

		4,762

NEW JERSEY 1.0%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	300	357

New Jersey State Economic Development Authority Revenue Notes, Series 2010
4.000% due 06/01/2013	1,290	1,347

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	550	572

New Jersey State Transportation Trust Fund Authority Revenue Bonds, (FSA Insured), Series 2001
5.750% due 12/15/2014	1,465	1,705

		3,981

NEW YORK 8.9%

Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
1.818% due 09/01/2015	5,000	4,907

New York City, New York General Obligation Bonds, Series 1993
0.270% due 08/01/2019	900	900
0.270% due 08/01/2021	1,375	1,375

New York City, New York General Obligation Bonds, Series 2004
5.000% due 08/01/2014	2,125	2,431

New York City, New York General Obligation Notes, Series 2010
2.500% due 08/01/2013	2,750	2,873

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.025% due 03/01/2020	1,500	1,173
2.075% due 03/01/2022	8,000	6,108

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	3,000	3,045
5.500% due 11/01/2026	100	105

New York City, New York Transitional Finance Authority Revenue Notes, Series 2005
5.000% due 11/01/2013	2,000	2,251

New York City, New York Transitional Finance Authority Revenue Notes, Series 2006
5.000% due 07/15/2011	300	309

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	$800	$863

New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 03/15/2013	1,400	1,547

New York State Dormitory Authority Revenue Notes, Series 2010
3.000% due 07/01/2012	2,010	2,070
3.500% due 10/01/2013	150	158
3.750% due 10/01/2014	295	315

New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.000% due 06/01/2012	3,000	3,193

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2010
4.000% due 11/15/2038	1,000	1,069

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	140	142

New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2013	1,000	1,136

Syracuse, New York Industrial Development Agency Revenue Bonds, Series 2008
0.280% due 12/01/2037	350	350

		36,320

NORTH CAROLINA 1.7%

Charlotte, North Carolina Certificates of Participation Notes, Series 2009
4.000% due 06/01/2014	300	330

Durham County, North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue Notes, Series 2010
3.000% due 02/01/2013	1,085	1,137

Mecklenburg County, North Carolina General Obligation Bonds, Series 2000
0.280% due 02/01/2017	1,600	1,600

North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2009
3.000% due 01/01/2011	665	669
3.000% due 01/01/2013	1,040	1,083

North Carolina State Medical Care Commission Revenue Notes, Series 2010
3.000% due 10/01/2012	600	628
4.000% due 06/01/2012	500	525

Raleigh-Durham, North Carolina Airport Authority Revenue Notes, Series 2010
3.000% due 05/01/2013	1,000	1,050

		7,022

OHIO 4.0%

Akron, Ohio State University Revenue Notes, (FSA Insured), Series 2010
2.000% due 01/01/2012	25	25

Allen County, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2012	1,000	1,068
5.000% due 09/01/2013	1,000	1,091

Bowling Green, Ohio State University Revenue Notes, Series 2010
2.000% due 06/01/2012	750	758
3.000% due 06/01/2014	500	521

Hamilton County, Ohio General Obligation Notes, Series 2005
5.000% due 12/01/2013	630	707

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	$1,000	$1,030

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	1,800	1,898

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2009
5.000% due 02/15/2017	500	553

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	940	760

Ohio State General Obligation Notes, Series 2009
5.000% due 08/01/2013	3,000	3,363

Ohio State Higher Educational Facility Commission Revenue Notes, Series 2009
5.000% due 10/01/2014	1,060	1,210

Ohio State Water Development Authority Revenue Notes, Series 2004
5.000% due 06/01/2013	1,175	1,307

University of Cincinnati, Ohio Revenue Notes, Series 2009
2.000% due 06/01/2011	1,000	1,006
2.000% due 06/01/2012	1,010	1,022

University of Cincinnati, Ohio Revenue Notes, Series 2010
3.000% due 06/01/2012	50	51

		16,370

OREGON 0.7%

Medford, Oregon Hospital Facilities Authority Revenue Bonds, Series 2009
0.250% due 08/15/2032	1,000	1,000

Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	816
5.000% due 10/01/2012	435	456

Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 03/15/2013	500	538

		2,810

PENNSYLVANIA 6.2%

Adams County, Pennsylvania Industrial Development Authority Revenue Notes, Series 2010
5.000% due 08/15/2012	750	801

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2010
1.320% due 05/15/2038	2,000	2,005

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
3.000% due 05/15/2011	500	508
5.000% due 05/15/2014	1,000	1,123

Allegheny County, Pennsylvania Sanitation Authority Revenue Notes, (NPFGC Insured), Series 2005
3.250% due 12/01/2010	50	50

Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
3.000% due 10/01/2047	500	511

Berks County, Pennsylvania Municipal Authority Revenue Notes, Series 2009
3.000% due 11/01/2010	1,000	1,001

See Accompanying Notes	Semiannual Report	September 30, 2010	59

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chester County, Pennsylvania Health & Education Facilities Authority Revenue Notes, Series 2010
3.000% due 05/15/2012	$925	$956
3.000% due 05/15/2013	1,200	1,256

Dauphin County, Pennsylvania General Obligation Notes, Series 2009
3.000% due 11/15/2011	200	205

Delaware County, Pennsylvania Authority Revenue Bonds, (NPFGC Insured), Series 1998
5.500% due 12/01/2013	395	443

Pennsylvania State Economic Development Financing Authority Revenue Notes, Series 2009
5.000% due 10/15/2010	2,000	2,002

Pennsylvania State General Obligation Notes, Series 2008
5.000% due 02/15/2011	2,000	2,034

Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2008
5.000% due 05/01/2012	670	705

Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2009
3.000% due 06/15/2013	800	842

Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2010
2.250% due 07/01/2013	225	226
4.000% due 07/01/2013	535	557

Pennsylvania State Public School Building Authority Revenue Notes, (FSA Insured), Series 2008
3.000% due 02/15/2013	45	47

Pennsylvania State Turnpike Commission Revenue Notes, Series 2009
0.790% due 12/01/2011	5,000	5,009

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2012	550	567

Philadelphia, Pennsylvania Revenue Notes, Series 2010
4.000% due 06/15/2013	2,000	2,126

Pittsburgh & Allegheny County, Pennsylvania Sports & Exhibition Authority Revenue Notes, (FSA Insured), Series 2010
4.000% due 02/01/2012 (a)	475	493

South Fork, Pennsylvania Municipal Authority Revenue Notes, Series 2010
3.000% due 07/01/2011	1,005	1,005
5.000% due 07/01/2012	1,055	1,086

		25,558

SOUTH CAROLINA 1.7%

South Carolina State Educational Facilities Authority Revenue Bonds, Series 2006
0.280% due 10/01/2039	780	780

South Carolina State Public Service Authority Revenue Notes, Series 2009
3.500% due 01/01/2011	975	982
4.000% due 01/01/2011	5,200	5,245

		7,007

TENNESSEE 0.8%

Memphis, Tennessee General Obligation Notes, Series 2010
5.000% due 05/01/2013	750	824

Tennessee State Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 09/01/2015	2,450	2,557

		3,381

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 8.0%

Arlington, Texas Revenue Notes, Series 2010
4.000% due 06/01/2013	$1,000	$1,081

Austin, Texas Electrical Utilities System Revenue Notes, Series 2010
2.000% due 11/15/2012	1,000	1,023

Brazosport, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2004
4.000% due 02/15/2013	150	162

Clifton, Texas Higher Education Finance Corp. Revenue Notes, Series 2010
2.900% due 12/01/2012	455	461
3.200% due 12/01/2013	600	612

Comal, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
4.000% due 02/01/2013	100	108

Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
3.000% due 03/01/2011	1,315	1,329

Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 12/01/2011	335	355

Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp. Revenue Notes, Series 2009
4.000% due 11/01/2011	2,000	2,060
5.000% due 11/01/2013	900	1,002

Deaf Smith County, Texas Hospital District General Obligation Notes, Series 2010
4.000% due 03/01/2011	100	101
4.000% due 03/01/2013	425	441

Harrison County, Texas Health Facilities Development Corp. Revenue Notes, Series 2010
4.000% due 07/01/2013	500	515

Houston, Texas Airport Systems Revenue Notes, (NPFGC-FGIC Insured), Series 2007
4.000% due 07/01/2013	250	264

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,163

Laredo, Texas Community College District Revenue Notes, (FSA Insured), Series 2010
3.000% due 08/01/2012	160	164
3.000% due 08/01/2013	175	180

Laredo, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 02/15/2013	815	863

Northside, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2010
1.500% due 08/01/2040	1,500	1,512

South San Antonio, Texas independent School District General Obligation Notes, (PSF-GTD Insured), Series 2010
5.000% due 08/15/2013	385	431

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, (AGC Insured), Series 2009
5.000% due 09/01/2012	2,010	2,117

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2009
5.000% due 11/15/2010	685	688

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2010
3.000% due 08/15/2012	135	139

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas State General Obligation Notes, Series 2008
5.000% due 10/01/2011	$2,000	$2,092

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	400	417

Texas State Municipal Power Agency Revenue Bonds, (NPFGC Insured), Series 1993
0.000% due 09/01/2016	3,380	2,866

Texas State Public Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 02/01/2015	350	398

Texas State Revenue Notes, Series 2010
2.000% due 08/31/2011	8,000	8,121

		32,665

UTAH 0.1%

Utah State South Valley Sewer District Revenue Notes, Series 2009
4.000% due 01/01/2011	400	403

VERMONT 0.3%

University of Vermont & State Agricultural College Revenue Notes, Series 2010
3.000% due 10/01/2011	550	561
4.000% due 10/01/2012	600	634

		1,195

VIRGIN ISLANDS 0.2%

Virgin Islands Public Finance Authority Revenue Notes, Series 2009
5.000% due 10/01/2010	375	375

Virgin Islands Public Finance Authority Revenue Notes, Series 2010
4.000% due 10/01/2012	340	354

		729

VIRGINIA 1.1%

Loudoun County, Virginia General Obligation Notes, Series 2009
4.000% due 07/01/2014	15	17

Portsmouth, Virginia General Obligation Notes, (FSA Insured), Series 2003
5.000% due 07/01/2013	1,030	1,144

Roanoke, Virginia Economic Development Authority Revenue Notes, (FSA Insured), Series 2005
5.000% due 07/01/2012 (a)	20	21
5.000% due 07/01/2013 (a)	1,000	1,082

Virginia State College Building Authority Revenue Bonds, Series 2006
0.280% due 02/01/2026	200	200

Virginia State Housing Development Authority Revenue Notes, Series 2010
0.700% due 10/01/2012 (a)	205	205
0.950% due 10/01/2013 (a)	340	340

Virginia State Public Building Authority Revenue Notes, Series 2009
5.000% due 08/01/2011	1,000	1,038

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	375	390

		4,437

60	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 4.3%

Chelan County, Washington Public Utility District No. 1 Revenue Notes, Series 2008
5.000% due 07/01/2013	$530	$584

Everett, Washington Water & Sewer Revenue Notes, (NPFGC Insured), Series 2003
4.500% due 07/01/2011	1,495	1,537

King & Snohomish Counties, Washington School District No. 417 Northshore General Obligation Notes, (FSA Insured), Series 2005
5.000% due 12/01/2014	250	287

King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
3.000% due 12/01/2012	1,000	1,049

Olympia, Washington Revenue Notes, Series 2010
2.000% due 11/01/2012	15	15

Snohomish County, Washington Public Utility District No. 1 Revenue Notes, Series 2010
3.000% due 12/01/2014	45	48

Washington State Energy Northwest Revenue Notes, Series 2008
5.000% due 07/01/2014	25	29

Washington State General Obligation Notes, Series 2010
5.000% due 07/01/2014	7,950	9,114

Washington State Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	500	524

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington State Port of Seattle Revenue Notes, Series 2010
3.000% due 06/01/2012	$2,000	$2,064
4.000% due 06/01/2013	2,000	2,149

		17,400

WEST VIRGINIA 0.4%

West Virginia State Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	1,500	1,496

WISCONSIN 1.2%

Manitowoc, Wisconsin Revenue Notes, (AGC Insured), Series 2009
3.000% due 10/01/2011	1,520	1,554

Wisconsin State General Obligation Notes, Series 2010
5.000% due 05/01/2013	1,500	1,661

Wisconsin State Health & Educational Facilities Authority Revenue Notes, Series 2010
3.500% due 06/01/2013	140	144

Wisconsin State Housing & Economic Development Authority Revenue Notes, (NPFGC Insured), Series 2002
4.500% due 11/01/2010	535	536

Wisconsin State Revenue Notes, Series 2009
4.000% due 07/01/2012	1,000	1,057

		4,952

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WYOMING 0.3%

Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
4.000% due 12/01/2013	$1,155	$1,225

Total Municipal Bonds & Notes (Cost $397,634)		398,559

MORTGAGE-BACKED SECURITIES 0.6%

Countrywide Alternative Loan Trust
1.870% due 11/25/2035	1,338	767
2.426% due 11/25/2035	1,520	892

Residential Accredit Loans, Inc.
0.406% due 02/25/2047	1,929	961

Total Mortgage-Backed Securities (Cost $3,086)		2,620

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS 0.4%

State Street Bank and Trust Co.
0.010% due 10/01/2010	1,423	1,423

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $1,456. Repurchase proceeds are $1,423.)

Total Short-Term Instruments (Cost $1,423)		1,423

Total Investments 99.2% (Cost $405,009)		$405,685

Other Assets and Liabilities (Net) 0.8%		3,358

Net Assets 100.0%		$409,043

Notes to Schedule of Investments (amounts in thousands):

(a)	When-Issued security.
(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$3,083	$0	$3,083
Municipal Bonds & Notes
Alabama	0	1,655	0	1,655
Alaska	0	802	0	802
Arizona	0	4,719	0	4,719
Arkansas	0	1,559	0	1,559
California	0	56,609	0	56,609
Colorado	0	9,564	0	9,564
Connecticut	0	871	0	871
District of Columbia	0	2,711	0	2,711
Florida	0	29,226	0	29,226
Georgia	0	13,477	0	13,477
Hawaii	0	511	0	511
Illinois	0	21,676	0	21,676
Indiana	0	5,732	0	5,732
Iowa	0	1,805	0	1,805
Kansas	0	1,575	0	1,575
Kentucky	0	1,117	0	1,117
Louisiana	0	6,332	0	6,332
Maine	0	2,448	0	2,448
Maryland	0	3,035	0	3,035

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Massachusetts	$0	$29,390	$0	$29,390
Michigan	0	13,311	0	13,311
Minnesota	0	6,165	0	6,165
Mississippi	0	971	0	971
Missouri	0	6,231	0	6,231
Montana	0	73	0	73
Nebraska	0	526	0	526
Nevada	0	4,755	0	4,755
New Hampshire	0	4,762	0	4,762
New Jersey	0	3,981	0	3,981
New York	0	36,320	0	36,320
North Carolina	0	7,022	0	7,022
Ohio	0	16,370	0	16,370
Oregon	0	2,810	0	2,810
Pennsylvania	0	25,558	0	25,558
South Carolina	0	7,007	0	7,007
Tennessee	0	3,381	0	3,381
Texas	0	32,665	0	32,665
Utah	0	403	0	403
Vermont	0	1,195	0	1,195
Virgin Islands	0	729	0	729
Virginia	0	4,437	0	4,437

See Accompanying Notes	Semiannual Report	September 30, 2010	61

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)

September 30, 2010 (Unaudited)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Washington	$0	$17,400	$0	$17,400
West Virginia	0	1,496	0	1,496
Wisconsin	0	4,952	0	4,952
Wyoming	0	1,225	0	1,225

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Mortgage-Backed Securities	0	2,620	0	2,620
Short-Term Instruments
Repurchase Agreements	0	1,423	0	1,423
Investments, at value	$0	$405,685	$0	$405,685

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

62	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Notes to Financial Statements

September 30, 2010 (Unaudited)

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class and Class D shares (the “Institutional Classes”) of seven funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B and C Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting.

Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows;

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair

Semiannual Report	September 30, 2010	63

Notes to Financial Statements (Cont.)

market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment fund will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances which daily market quotes are not readily available investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that uses significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such

64	PIMCO Funds	Municipal Bond Funds

September 30, 2010 (Unaudited)

fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Mortgage-Related and Other Asset-Backed  Securities Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

(c) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(d) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2010 are disclosed in the Notes to the Schedules of Investments.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds are supported by the full faith and credit of the United States Government. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

(f) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

5. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedules of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

(a) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default swap agreements to manage its exposure to credit risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Semiannual Report	September 30, 2010	65

Notes to Financial Statements (Cont.)

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of September 30, 2010 for which a Fund is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

6. PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges.

66	PIMCO Funds	Municipal Bond Funds

September 30, 2010 (Unaudited)

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing a Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

7. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes		Class D(1)		Class P
PIMCO California Intermediate Municipal Bond Fund	0.225%		0.22%	N/A	0.30%		0.55%		0.32%
PIMCO California Short Duration Municipal Income Fund	0.18%		0.15%	N/A	0.30%		0.55%		0.25%
PIMCO High Yield Municipal Bond Fund	0.30%	(2)	0.25%	N/A	0.30%	(3)	0.55%	(3)	0.35%
PIMCO Municipal Bond Fund	0.20%		0.24%	0.24%	0.30%		0.55%		0.34%
PIMCO MuniGO Fund	0.20%		0.20%	N/A	0.30%		0.55%		0.30%
PIMCO New York Municipal Bond Fund	0.225%		0.22%	N/A	0.30%		0.55%		N/A
PIMCO Short Duration Municipal Income Fund	0.18%		0.15%	0.15%	0.30%		0.55%		0.25%

(1)

As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

(2)	PIMCO has contractually agreed, through July 31, 2011, to waive 0.01% of the Investment Advisory Fee to 0.29%.
(3)	PIMCO has contractually agreed, through July 31, 2011, to waive 0.05% of the Supervisory and Administrative Fee to 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to

Semiannual Report	September 30, 2010	67

Notes to Financial Statements (Cont.)

the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2010.

Pursuant to the Distribution and Servicing Plans adopted by the A, B and C Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B and C Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
PIMCO California Short Duration Municipal Income and PIMCO Short Duration Municipal Income Funds	0.30%	0.25%
PIMCO Municipal Bond and PIMCO MuniGO Funds	0.50%	0.25%
All other Funds	0.75%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2010, AGID received $13,356,081 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Fund Expenses The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO MuniGO Fund’s Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Class A	Class C	Class D	Class P
PIMCO MuniGO Fund	0.40%	0.75%	1.25%	0.75%	0.50%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2010, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO MuniGO Fund	$73

Each unaffiliated Trustee receives an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the

68	PIMCO Funds	Municipal Bond Funds

September 30, 2010 (Unaudited)

period ended September 30, 2010, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO California Intermediate Municipal Bond Fund	$1,500	$1,495
PIMCO California Short Duration Municipal Income Fund	3,456	0
PIMCO High Yield Municipal Bond Fund	0	1,160
PIMCO Municipal Bond Fund	569	5,796
PIMCO MuniGO Fund	203	0
PIMCO New York Municipal Bond Fund	4,340	0
PIMCO Short Duration Municipal Income Fund	13,449	0

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2010, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO California Intermediate Municipal Bond Fund	$0	$0	$14,547	$9,764
PIMCO California Short Duration Municipal Income Fund	0	452	130,064	48,710
PIMCO High Yield Municipal Bond Fund	0	700	35,810	32,620
PIMCO Municipal Bond Fund	0	1,506	35,123	75,822
PIMCO MuniGO Fund	0	0	10,301	11,890
PIMCO New York Municipal Bond Fund	0	300	26,354	16,582
PIMCO Short Duration Municipal Income Fund	0	800	165,396	116,980

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

Semiannual Report	September 30, 2010	69

Notes to Financial Statements (Cont.)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO California Intermediate Municipal Bond Fund				PIMCO California Short Duration Municipal Income Fund
	Six Months Ended 09/ 30/ 2010		Year Ended 03/ 31/ 2010		Six Months Ended 09/ 30/ 2010		Year Ended 03/ 31/ 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,033	$9,844	1,696	$15,592	3,870	$39,219	9,012	$90,964
Class P	111	1,066	192	1,743	2,176	22,167	3,242	32,812
Administrative Class	0	0	0	0	0	0	0	0
Class D	174	1,660	456	4,169	120	1,214	612	6,169
Other Classes	1,256	11,979	1,439	13,300	11,065	112,587	15,362	155,241
Issued as reinvestment of distributions
Institutional Class	85	820	244	2,236	79	806	185	1,861
Class P	0	0	0	0	2	16	1	5
Administrative Class	0	0	0	0	0	0	0	0
Class D	8	72	13	120	4	43	11	112
Other Classes	41	396	99	917	81	826	97	976
Cost of shares redeemed
Institutional Class	(1,318)	(12,547)	(4,511)	(41,245)	(3,454)	(35,027)	(7,598)	(76,641)
Class P	(5)	(50)	(27)	(255)	(1,068)	(10,865)	(1,226)	(12,437)
Administrative Class	0	0	(1)	(7)	0	0	0	0
Class D	(149)	(1,432)	(265)	(2,458)	(229)	(2,331)	(255)	(2,576)
Other Classes	(733)	(6,971)	(2,603)	(23,881)	(5,159)	(52,479)	(4,415)	(44,658)
Net increase (decrease) resulting from Fund share transactions	503	$4,837	(3,268)	$(29,769)	7,487	$76,176	15,028	$151,828

	PIMCO High Yield Municipal Bond Fund				PIMCO Municipal Bond Fund
	Six Months Ended 09/ 30/ 2010		Year Ended 03/ 31/ 2010		Six Months Ended 09/ 30/ 2010		Year Ended 03/ 31/ 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,226	$18,321	5,559	$42,371	3,570	$32,494	5,228	$44,840
Class P	525	4,373	463	3,438	281	2,520	333	2,802
Administrative Class	0	0	0	0	23	207	23	197
Class D	850	6,960	5,893	44,759	208	1,879	2,167	18,567
Other Classes	3,402	27,884	8,403	63,712	3,257	29,406	7,998	68,470
Issued as reinvestment of distributions
Institutional Class	255	2,102	598	4,594	363	3,289	1,044	8,959
Class P	1	4	0	1	4	39	1	12
Administrative Class	0	0	0	0	1	13	3	24
Class D	72	592	130	1,001	34	308	89	769
Other Classes	264	2,170	542	4,162	277	2,502	564	4,864
Cost of shares redeemed
Institutional Class	(2,466)	(20,206)	(6,555)	(50,895)	(9,056)	(81,650)	(19,034)	(159,801)
Class P	(116)	(949)	(76)	(591)	(169)	(1,550)	(89)	(777)
Administrative Class	0	0	0	0	(23)	(211)	(22)	(190)
Class D	(919)	(7,495)	(4,355)	(34,437)	(372)	(3,350)	(2,688)	(23,375)
Other Classes	(2,979)	(24,504)	(4,218)	(32,407)	(2,685)	(24,160)	(6,454)	(55,764)
Net increase (decrease) resulting from Fund share transactions	1,115	$9,252	6,384	$45,708	(4,287)	$(38,264)	(10,837)	$(90,403)

70	PIMCO Funds	Municipal Bond Funds

September 30, 2010 (Unaudited)

	PIMCO MuniGO Fund				PIMCO New York Municipal Bond Fund
	Six Months Ended 09/30/2010		Period from 07/01/2009 to 03/31/2010		Six Months Ended 09/30/2010		Year Ended to 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	186	$1,939	3,638	$36,827	1,056	$11,642	2,971	$31,557
Class P	0	6	1	10	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	266	2,772	205	2,089	491	5,355	1,287	13,694
Other Classes	420	4,431	800	8,202	881	9,675	1,750	18,640
Issued as reinvestment of distributions
Institutional Class	9	100	17	171	154	1,696	316	3,358
Class P	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	3	33	1	17	43	480	84	890
Other Classes	8	85	5	51	44	484	67	717
Cost of shares redeemed
Institutional Class	(835)	(8,675)	(1,239)	(12,735)	(1,237)	(13,537)	(2,115)	(22,564)
Class P	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	(45)	(469)	(61)	(622)	(326)	(3,592)	(1,066)	(11,344)
Other Classes	(117)	(1,230)	(62)	(631)	(280)	(3,074)	(527)	(5,608)
Net increase (decrease) resulting from Fund share transactions	(105)	$(1,008)	3,305	$33,379	826	$9,129	2,767	$29,340

	PIMCO Short Duration Municipal Income Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	9,283	$79,465	12,664	$107,293
Class P	535	4,593	1,181	9,985
Administrative Class	47	408	169	1,431
Class D	431	3,695	1,018	8,624
Other Classes	7,031	60,240	21,683	183,902

Issued as reinvestment of distributions
Institutional Class	139	1,191	138	1,167
Class P	2	14	3	23
Administrative Class	3	25	11	94
Class D	5	43	11	95
Other Classes	117	1,001	202	1,709

Cost of shares redeemed
Institutional Class	(2,914)	(24,976)	(6,753)	(56,951)
Class P	(187)	(1,605)	(400)	(3,398)
Administrative Class	(100)	(858)	(417)	(3,544)
Class D	(439)	(3,760)	(2,636)	(22,176)
Other Classes	(7,122)	(61,107)	(9,855)	(83,560)
Net increase resulting from Fund share transactions	6,831	$58,369	17,019	$144,694

Semiannual Report	September 30, 2010	71

Notes to Financial Statements (Cont.)

September 30, 2010 (Unaudited)

13.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax position for all open tax years, and concluded that the adoptions had no effect on the Funds’ financial position or results of operations. As of September 30, 2010, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

As of September 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO California Intermediate Municipal Bond Fund	$4,630	$(862)	$3,768
PIMCO California Short Duration Municipal Income Fund	4,942	(218)	4,724
PIMCO High Yield Municipal Bond Fund	12,868	(21,493)	(8,625)
PIMCO Municipal Bond Fund	18,607	(8,032)	10,575
PIMCO MuniGO Fund	1,806	(9)	1,797
PIMCO New York Municipal Bond Fund	13,278	(1,155)	12,123
PIMCO Short Duration Municipal Income Fund	4,540	(3,864)	676

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Funds’ financial statements.

72	PIMCO Funds	Municipal Bond Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FNMA	Federal National Mortgage Association	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	FSA	Financial Security Assurance, Inc.	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	GTD	Guaranteed	VA	Department of Veterans Affairs
FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance
FHA	Federal Housing Administration	ICR	Insured Custodial Receipts

Other Abbreviations:
JEA	Jacksonville Electric Authority	M-S-R	Mechanical Systems Review

Semiannual Report	September 30, 2010	73

Privacy Policy

(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

74	PIMCO Funds	Municipal Bond Funds

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements; and Approval of the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement for PIMCO CommoditiesPLUS™ Fund, PIMCO CommoditiesPLUS™ Short Strategy Fund and PIMCO High Yield Spectrum Fund

At a meeting held on August 16-17, 2010, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2011. The Board also considered and approved for an additional one-year term through August 31, 2011, the Supervision and Administration Agreement (together with the Amended and Restated Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2011; and (ii) the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, PIMCO Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2011.

The Board of the Trust, including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of the PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, at a meeting on February 23, 2010, and on behalf of PIMCO High Yield Spectrum Fund, at a meeting on August 17, 2010 (together with PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds and, if available, information about the fees charged and services provided by PIMCO to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of New Funds’ Agreements. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to New Funds’ Agreements.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 16-17, 2010 meeting. The independent Trustees also met with counsel to the Trust on August 5, 2010 to discuss the materials presented.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2010 and August 17, 2010 meetings.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to

Semiannual Report	September 30, 2010	75

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trusts and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts.

The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers. The Trustees also considered new services or service enhancements PIMCO has implemented since the Agreements were last renewed in 2009, including PIMCO Retail Oversight (“PRO”), a “Pricing Portal” to streamline and automate certain pricing functions, a quality management system, security fair valuation enhancements required by FAS 157, additional money market fund oversight and reporting, improved review of BFDS’ large trade processing, and web-hosting of prospectuses and other regulatory documents.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund, PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and

Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3.	Investment Performance

As the New Funds had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2010 and other performance data, as available, for the period ended June 30, 2010 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2010 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 16-17, 2010 meeting. The Board noted that, as of May 31, 2010, the Institutional Class of 73%, 74% and 73% of the Funds outperformed its Lipper category median over the three-year, five-year and 10-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in each class’s different distribution and servicing expenses. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 10 years of performance history, over 80% outperformed the relative benchmark indexes on a net-of-fees basis over the 10-year period ended May 31, 2010, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer, nearly 90% all of the Institutional Class assets have outperformed the relative benchmark indexes net of fees, noting, however, the impact of PIMCO Total Return Fund’s size on this data. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a

76	PIMCO Funds	Municipal Bond Funds

(Unaudited)

net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO StocksPLUS® TR Short Strategy Fund and eventually to reduce the supervisory and administrative fee for certain classes of a number of Funds in connection with the consolidation of all administrative services with PIMCO.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the PIMCO CommoditiesPLUS Strategy Fund and PIMCO High Yield Spectrum Fund, the Board reviewed data comparing the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with a similar investment strategy. At the time the Board considered PIMCO CommoditiesPLUS Short Strategy Fund’s advisory fees, PIMCO did not manage any separate accounts or other products with investment strategies similar to PIMCO CommoditiesPLUS Short Strategy Fund and, thus, no comparative fee information was considered.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the total expenses for 52% of the Funds’ Class A shares and for 93% of the Funds’ Institutional Class shares fall below or are equal to the median total expense of their respective Lipper Expense Group. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

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Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

(Unaudited)

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the New Funds are newly organized, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders by offering enhanced or additional services. The Board also considered that economies of scale may be reflected in the Funds’ share class structure, including that the Funds offer Institutional Class shares on third-party platforms that impose high investment minimums. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets. The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structure were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of the Fund’s shareholders.

The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

78	PIMCO Funds	Municipal Bond Funds

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PS27589 SAR 093010

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2010

Municipal Bond Funds

Share Classes

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

PIMCO MuniGO Fund

PIMCO New York Municipal Bond Fund

PIMCO Short Duration Municipal Income Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		4
Important Information About the Funds		6
Benchmark Descriptions		15
Financial Highlights		54
Statements of Assets and Liabilities		60
Statements of Operations		61
Statements of Changes in Net Assets		62
Notes to Financial Statements		64
Glossary		75
Privacy Policy		76
Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements.		77

FUND	Fund Summary	Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund	8	17
PIMCO California Short Duration Municipal Income Fund	9	20
PIMCO High Yield Municipal Bond Fund	10	26
PIMCO Municipal Bond Fund	11	34
PIMCO MuniGO Fund	12	41
PIMCO New York Municipal Bond Fund	13	43
PIMCO Short Duration Municipal Income Fund	14	46

Semiannual Report	September 30, 2010	3

Chairman’s Letter

Dear PIMCO Funds Shareholder:

Over the six-month reporting period, U.S. economic growth weakened and unemployment remained stubbornly high, even with significant monetary and fiscal stimulus. Within Europe, sovereign debt worries heightened investor concerns over the possibility of default, leading to increased market volatility. In response, U.S. and non-U.S. government policy makers kept key interest rates near zero and announced plans for expanded quantitative easing programs to help spark economic activity and job creation, despite a rising public debt burden within developed economies. Furthermore, the Federal Reserve adjusted its balance sheet strategy by reinvesting payments on Agency debt and mortgage-backed securities (“MBS”) into longer-term U.S. Treasury securities in an effort to stabilize the economy through price support within key asset classes.

PIMCO’s New Normal long-term outlook—marked by a shift in global growth drivers, deleveraging and re-regulation—points to the possibility of a desynchronized global economic recovery. As such, the economic growth rate in developed economies will likely be lower than in previous recoveries, but higher for developing and emerging market economies. For investors, it is important to adjust portfolios to meet the challenges of this changing and uncertain investment environment. At PIMCO, we remain focused on helping you through your investment journey while managing a number of risks along the way.

Included below are highlights of the financial markets during our six-month reporting period:

•

Investors helped push yields on U.S. Treasury securities to historic lows in the short area of the yield curve in a flight to higher quality assets. Bonds that offered extra income, however, performed better than lower yielding U.S. Treasury securities. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, or 1.31% lower than on March 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 6.05% for the reporting period.

•

Corporate bonds, including high-yield bonds, outperformed U.S. Treasury securities as strong demand for incremental income supported healthy new corporate bond issuance. Furthermore, corporate fundamentals generally continued to improve during the reporting period due to cost-cutting, improving margins, increasing asset quality and valuations.

•

The performance of Agency MBS lagged like-duration U.S. Treasury securities primarily due to concern of increased prepayments induced by a potential government-sponsored refinancing program and the Federal Reserve’s decision to reinvest pay downs within its mortgage portfolio in U.S. Treasury securities rather than in MBS. However, non-Agency MBS and commercial MBS outperformed U.S. Treasury securities as a result of limited new issuance and investor demand for higher-yielding assets.

•

Municipal bonds posted positive returns, as measured by the Barclays Capital Municipal Bond Index, which returned 5.51% for the reporting period. Taxable Build America Bonds outperformed the tax-exempt municipal bond sector due to their longer duration as rates moved lower over the period.

•

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive, as represented by the Barclays Capital U.S. TIPS Index, which returned 6.40% for the reporting period. Decreasing real yields across the maturity spectrum created quite positive TIPS returns, while coupon income and low inflation accruals added additional incremental positive returns. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed during the period and TIPS underperformed nominal U.S. Treasury securities. Diversified commodity index returns were also positive, as measured by the Dow Jones-UBS Commodity Index Total Return, which returned 6.24% for the reporting period.

4	PIMCO Funds

•

Emerging market (“EM”) bonds denominated in both U.S. dollars and local EM currencies performed well, outperforming U.S. Treasury securities. The U.S. dollar weakened due in part to investor concerns over the likelihood of increased government stimulus policies and a widening U.S. public debt burden. As a result, most EM currencies appreciated relative to the U.S. dollar.

•

Equity markets worldwide were volatile, and generally posted negative returns for the reporting period despite staging a rally in September 2010. U.S. equities, as measured by the S&P 500 Index, declined 1.42% and international equities, as represented by the MSCI World Index, declined 0.64% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We value your trust and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Funds

November 10, 2010

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	5

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage related and other asset-backed risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. Unless otherwise indicated, the actual share class (A, B or C) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the class A, B and C shares (where available) were first offered in (month/year): PIMCO Municipal Bond Fund (4/98), PIMCO California Intermediate Municipal Bond Fund (A shares 10/99 and C shares 8/09), PIMCO New York Municipal Bond Fund (A shares 10/99 and C shares 8/09), PIMCO Short Duration Municipal Income Fund (A and C shares 3/02) and PIMCO California Short Duration Municipal Income Fund (A shares 8/06 and C shares 8/09). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge (“CDSC”), which declines from 5% in the first year to 0% at the end of the sixth year. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A Shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’s inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

6	PIMCO Funds

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from April 1, 2010 to September 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2010	7

PIMCO California Intermediate Municipal Bond Fund

Class A:	PCMBX
Class C:	PCFCX

Portfolio Insights

•

The Fund seeks high current income exempt from federal and California income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index for most of the period, which benefited performance as California municipal yields moved lower over the period.

•	An overweight to healthcare municipal bonds benefited performance as hospital bonds were in great demand over the period.

•	An underweight to California general obligation bonds was a significant detractor from performance as the California state credit rallied over the period.

•

The Fund’s Class A 30 Day SEC Yield[1] after fees at September 30, 2010 was 2.03%. The yield was 3.50% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective California state tax rate of 6.86%, or 2.29% assuming a federal tax rate of 10.00% and an effective California state tax rate of 1.125%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

1The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Class A	4.89%	5.89%	3.30%	3.73%	4.04%
PIMCO California Intermediate Municipal Bond Fund Class A (adjusted)	0.96%	2.71%	2.67%	3.41%	3.75%
PIMCO California Intermediate Municipal Bond Fund Class C (adjusted)	3.50%	4.09%	2.55%	3.01%	3.32%
Barclays Capital California Intermediate Municipal Bond Index	6.64%	7.29%	5.63%	5.53%	5.59%
Lipper California Intermediate Municipal Debt Funds Average	4.89%	4.96%	3.99%	4.31%	4.57%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.775% and 1.525% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

California	93.0%
Puerto Rico	3.5%
Corporate Bonds & Notes	1.3%
Virgin Islands	1.1%
Other	1.1%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,048.91	$1,044.98	$1,021.16	$1,017.45
Expenses Paid During Period†	$4.01	$7.79	$3.95	$7.69

† Expenses are equal to the net annualized expense ratio for the class (0.775% for Class A and 1.525% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO California Short Duration Municipal Income Fund

Class A:	PCDAX
Class C:	PCSCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax.

•

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index throughout the period, which benefited performance as California municipal yields moved lower over the period.

•	Exposure to longer maturities benefited performance as longer maturities outperformed over the period.

•	Exposure to the healthcare sector and lease revenue bonds benefited performance as these sectors outperformed the broad municipal bond index over the period.

•	An underweight to California general obligation bonds detracted from performance as the California state credit performed well over the period.

•

The Fund’s Class A 30 Day SEC Yield[1] after fees at September 30, 2010 was 0.33%. The yield was 0.57% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective California state tax rate of 6.86%, or 0.38% assuming a federal tax rate of 10.00% and an effective California state tax rate of 1.125%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

1The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Class A	1.15%	1.68%	2.82%
PIMCO California Short Duration Municipal Income Fund Class A (adjusted)	-1.13%	-0.60%	2.25%
PIMCO California Short Duration Municipal Income Fund Class C (adjusted)	0.06%	0.22%	2.48%
Barclays Capital California 1 Year Municipal Bond Index	0.84%	1.79%	3.55%
Lipper California Short/Intermediate Municipal Debt Funds Average	2.44%	3.32%	3.34%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.73% and 1.03% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

California	98.0%
Puerto Rico	1.2%
Pennsylvania	0.3%
Virgin Islands	0.2%
Short-Term Instruments	0.1%
Other	0.2%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,011.46	$1,010.60	$1,021.41	$1,019.90
Expenses Paid During Period†	$3.68	$5.19	$3.70	$5.22

† Expenses are equal to the net annualized expense ratio for the class (0.73% for Class A and 1.03% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	9

PIMCO High Yield Municipal Bond Fund

Class A:	PYMAX
Class C:	PYMCX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax with total return as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax.

•

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index throughout the period, which benefited performance as municipal yields moved lower over the period.

•	The Fund’s exposure to higher-quality municipal bonds detracted from returns as lower-quality municipal bonds outperformed higher-quality municipal bonds over the period.

•

An overweight to the healthcare and education sectors benefited returns, while an underweight to lease revenue bonds detracted from performance, as these sectors outperformed the broad municipal bond index.

•

The Fund’s Class A 30 Day SEC Yield[1] after fees at September 30, 2010 was 4.37%. The yield was 6.72% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 4.85% assuming a federal tax rate of 10.00%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

1 The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Class A	6.72%	9.09%	1.14%
PIMCO High Yield Municipal Bond Fund Class A (adjusted)	2.72%	4.19%	0.41%
PIMCO High Yield Municipal Bond Fund Class C (adjusted)	5.33%	7.28%	0.39%
60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index	6.87%	9.57%	3.84%
Lipper High Yield Municipal Debt Funds Average	6.91%	8.67%	1.97%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. The Fund’s gross expense ratios are 0.85% and 1.60% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

Texas	10.0%
California	7.2%
Illinois	5.9%
Florida	5.7%
Pennsylvania	5.4%
Colorado	5.0%
Other	60.8%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,067.25	$1,063.26	$1,021.11	$1,017.35
Expenses Paid During Period†	$4.09	$7.97	$4.00	$7.79

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.79% for Class A and 1.54% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios reflect net annualized expenses after application of an expense waiver of 0.06%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Municipal Bond Fund

Class A:	PMLAX
Class B:	PMLBX
Class C:	PMLCX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax, consistent, with preservation of capital with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax.

•

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index for most of the period, which detracted from performance as municipal bond yields moved lower over the period.

•	Exposure to the tobacco sector benefited returns as the sector had positive performance over the period.

•

Exposure to both the hospital and corporate-backed sectors benefited returns as these sectors outperformed the broad municipal bond index, while exposure to the power sector detracted from performance as the sector underperformed the broad municipal bond index over the period.

•

The Fund’s Class A 30 Day SEC Yield1 after fees at September 30, 2010 was 3.00%. The yield was 4.62% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 3.34% assuming a federal tax rate of 10.00%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

1The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Class A	5.68%	6.36%	2.02%	3.80%	3.61%
PIMCO Municipal Bond Fund Class A (adjusted)	1.71%	3.17%	1.40%	3.48%	3.37%
PIMCO Municipal Bond Fund Class B	5.28%	5.56%	1.26%	3.26%	3.19%
PIMCO Municipal Bond Fund Class B (adjusted)	0.28%	0.56%	0.91%	3.26%	3.19%
PIMCO Municipal Bond Fund Class C (adjusted)	4.41%	4.83%	1.51%	3.29%	3.10%
Barclays Capital Municipal Bond Index	5.51%	5.81%	5.13%	5.73%	5.37%
Lipper General Municipal Debt Funds Average	5.35%	5.45%	3.80%	4.65%	4.22%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.75%, 1.50% and 1.25% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

California	14.2%
Texas	13.3%
Illinois	9.6%
New York	7.0%
Florida	5.4%
Other	50.5%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,056.76	$1,052.83	$1,054.14	$1,021.31	$1,017.55	$1,018.80
Expenses Paid During Period†	$3.87	$7.72	$6.44	$3.80	$7.59	$6.33

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.75% for Class A, 1.50% for Class B, and 1.25% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	11

PIMCO MuniGO Fund

Class A:	APNAX
Class C:	APNCX

Portfolio Insights

•

The Fund seeks income exempt from federal income tax consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index for a majority of the period, which detracted from performance as municipal yields moved lower across most of the yield curve over the period.

•

An emphasis on general obligation municipal bonds versus pre-refunded municipal bonds benefited performance as general obligation municipal bonds outperformed pre-refunded municipal bonds during the period.

•	An underweight to California municipal bonds detracted from performance as California municipal bonds outperformed the broad municipal bond index over the period.

•	An overweight to Ohio municipal bonds detracted from performance as Ohio municipal bonds underperformed the broad municipal bond index over the period.

•

The Fund’s Class A 30 Day SEC Yield[1] after fees at September 30, 2010 was 1.43%. The yield was 2.20% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 1.59% assuming a federal tax rate of 10.00%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

1 The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	Fund Inception (07/01/09)
PIMCO MuniGO Fund Class A	6.65%	5.19%	8.42%
PIMCO MuniGO Fund Class A (adjusted)	3.45%	2.04%	5.81%
PIMCO MuniGO Fund Class C (adjusted)	5.38%	3.66%	7.89%
Barclays Capital Municipal GO Bond Index	5.73%	5.64%	9.96%	**
Lipper General Municipal Debt Funds Average	5.35%	5.45%	11.52%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Cumulative return since 06/30/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.75% and 1.25% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

California	16.9%
Texas	16.2%
Ohio	10.9%
Illinois	7.4%
New York	5.2%
Massachusetts	5.1%
Florida	5.0%
Other	33.3%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,066.45	$1,063.79	$1,021.31	$1,018.80
Expenses Paid During Period†	$3.89	$6.47	$3.80	$6.33

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.75% for Class A and 1.25% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO New York Municipal Bond Fund

Class A	PNYAX
Class C:	PBFCX

Portfolio Insights

•

The Fund seeks high current income exempt from federal and New York income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index throughout the period, which benefited performance as New York municipal yields moved lower over the period.

•	Yield-curve positioning with longer maturity exposure benefited performance as the yield curve flattened over the period.

•

An overweight to the special tax and education sectors benefited performance, while an underweight to the transportation sector detracted from performance, as these sectors outperformed the broad municipal bond index over the period.

•

The Fund’s Class A 30 Day SEC Yield[1] after fees at September 30, 2010 was 2.09%. The yield was 3.52% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective New York state tax rate of 5.83%, or 3.67% for a New York City resident assuming an effective tax rate of 8.20%. The yield was 2.41% on a fully tax adjusted basis assuming a federal tax rate of 10.00% and an effective New York state tax rate of 3.60%, or 2.49% for a New York City resident assuming an effective tax rate of 6.22%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

1 The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Class A	5.69%	5.64%	4.32%	5.28%	5.35%
PIMCO New York Municipal Bond Fund Class A (adjusted)	1.73%	2.47%	3.69%	4.96%	5.06%
PIMCO New York Municipal Bond Fund Class C (adjusted)	4.30%	3.85%	3.56%	4.55%	4.63%
Barclays Capital New York Insured Municipal Bond Index	5.38%	5.85%	5.12%	5.92%	5.92%
Lipper New York Municipal Debt Funds Average	5.34%	5.75%	4.10%	4.90%	4.83%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.775% and 1.525% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

New York	93.2%
Puerto Rico	4.2%
California	0.6%
Short-Term Instruments	0.5%
Other	1.5%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,056.94	$1,052.95	$1,021.16	$1,017.45
Expenses Paid During Period†	$4.02	$7.82	$3.95	$7.69

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.775% for Class A and 1.525% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	13

PIMCO Short Duration Municipal Income Fund

Class A:	PSDAX
Class C:	PSDCX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index throughout the period, which benefited performance as municipal yields moved lower over the period.

•	Yield-curve positioning benefited performance as the yield curve flattened over the period.

•

An overweight to special tax bonds and an underweight to pre-refunded bonds benefited performance as the special tax sector outperformed the broad municipal bond index, while the pre-refunded sector underperformed the broad municipal bond index.

•

An overweight to Louisiana municipal bonds benefited performance, while an underweight to Puerto Rico bonds detracted from performance, as Louisiana municipal bonds and Puerto Rico bonds outperformed the broad municipal bond index.

•

The Fund’s Class A 30 Day SEC Yield[1] after fees at September 30, 2010 was 0.57%. The yield was 0.88% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 0.64% assuming a federal tax rate of 10.00%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

1 The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Class A	1.15%	2.38%	-0.02%	1.19%	1.47%
PIMCO Short Duration Municipal Income Fund Class A (adjusted)	-1.16%	0.02%	-0.48%	0.96%	1.26%
PIMCO Short Duration Municipal Income Fund Class C (adjusted)	0.00%	1.07%	-0.31%	0.82%	1.06%
Barclays Capital 1 Year Municipal Bond Index	0.86%	1.77%	3.43%	3.22%	3.33%
Lipper Short Municipal Debt Funds Average	1.48%	2.21%	2.76%	2.98%	3.10%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.775% and 1.525% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

California	14.0%
New York	9.0%
Texas	8.1%
Massachusetts	7.2%
Florida	7.2%
Pennsylvania	6.3%
Illinois	5.3%
Other	42.9%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,011.50	$1,009.97	$1,021.41	$1,019.90
Expenses Paid During Period†	$3.68	$5.19	$3.70	$5.22

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.73% for Class A and 1.03% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

Benchmark Descriptions

Index	Description

60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index	60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index. The Barclays Capital High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital 1 Year Municipal Bond Index	Barclays Capital 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in an unmanaged index.

Barclays Capital California 1 Year Municipal Bond Index	Barclays Capital California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in an unmanaged index.

Barclays Capital California Intermediate Municipal Bond Index	Barclays Capital California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital Municipal GO Bond Index	The Barclays Capital Municipal GO Bond Index is the general obligation component of the Barclays Capital Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital New York Insured Municipal Bond Index	Barclays Capital New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	15

Benchmark Descriptions  (Cont.)

Index	Description

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

16	PIMCO Funds

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund	(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.3%

BANKING & FINANCE 1.3%

American International Group, Inc.
4.700% due 10/01/2010	$400	$400
8.175% due 05/15/2068	700	705
8.250% due 08/15/2018	100	117

Total Corporate Bonds & Notes (Cost $1,168)		1,222

MUNICIPAL BONDS & NOTES 98.0%

CALIFORNIA 93.0%

Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	605	617

Alum Rock, California Union Elementary School District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	265	302

Baldwin Park, California Unified School District Revenue Notes, Series 2009
0.000% due 08/01/2014	500	455

Bonita, California Unified School District General Obligation Notes, Series 2009
4.000% due 08/01/2017	125	138

Brea, California Public Financing Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	65	73

Burlingame, California Financing Authority Revenue Notes, Series 2010
5.000% due 07/01/2018	250	290

Cajon Valley, California Union Elementary School District General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,518

California Coast Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2022	25	28

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	1,000	1,003

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,000	2,038

California State Bay Area Toll Authority Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	588

California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,190

California State Educational Facilities Authority Revenue Bonds, (NPFGC Insured), Series 2001
0.000% due 10/01/2014	500	452

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.300% due 10/01/2026	2,000	2,000

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	579
5.000% due 10/01/2013	570	626

California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	849

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	1,000	1,171

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Notes, Series 2009
5.000% due 07/01/2019	$80	$95

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	577

California State Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	301

California State Housing Finance Agency Revenue Bonds, (AMBAC/FHA Insured), Series 1996
5.950% due 02/01/2011	35	35

California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,436

California State Infrastructure & Economic Development Bank Revenue Notes, Series 2010
4.500% due 12/01/2016	150	175

California State Mountain House Public Financing Authority Revenue Notes, Series 2007
5.000% due 12/01/2015	640	672

California State M-S-R Public Power Agency Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2019	1,000	1,156

California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	2,000	2,336

California State Pasadena Area Community College District General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	295

California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	1,000	1,135

California State Public Works Board Revenue Bonds, Series 2005
5.000% due 04/01/2017	1,000	1,133

California State Public Works Board Revenue Notes, (NPFGC-FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,793

California State San Joaquin Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,831

California State San Ramon Valley Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 07/01/2018	2,000	1,497

California State Southwestern Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 08/01/2016	400	464

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	813

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (b)	2,150	1,846

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	1,500	1,501

California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	1,073

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 03/01/2018	$125	$133

California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	500	525

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	912

Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	513

Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	722
5.375% due 09/01/2017	800	823

Castaic Lake, California Water Agency Certificates of Participation Notes, Series 2010
5.000% due 08/01/2019	30	35

Contra Costa, California Water District Revenue Notes, Series 2010
4.000% due 10/01/2015	250	282

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,758

Diablo, California Water District Certificates of Participation Notes, Series 2010
4.000% due 01/01/2016	125	139

El Monte, California Union High School District General Obligation Notes, (NPFGC-FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	1,130

Encinitas, California Public Financing Authority General Obligation Notes, Series 2010
5.000% due 04/01/2015	140	159
5.000% due 04/01/2016	150	172

Encinitas, California Union School District General Obligation Bonds, (NPFGC Insured), Series 1996
0.000% due 08/01/2018	1,500	1,102

Fresno, California Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	809

Fresno, California Revenue Notes, Series 2010
4.000% due 06/01/2016	40	43

Hawthorne, California School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2014	125	113
0.000% due 08/01/2015	140	121

Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	865	709

Irvine, California Ranch Water District General Obligation Bonds, Series 2009
0.250% due 10/01/2041	800	800

Lafayette, California Elementary School District General Obligation Notes, Series 2010
5.000% due 08/01/2016	155	185

Laguna Beach, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2015	125	142
4.000% due 08/01/2016	100	114

Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,069
5.250% due 11/15/2019	500	530

See Accompanying Notes	Semiannual Report	September 30, 2010	17

Schedule of Investments  PIMCO California Intermediate Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Beach, California Revenue Notes, Series 2010
3.000% due 05/01/2017	$500	$539
5.000% due 05/15/2016	925	1,095

Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	250	255

Long Beach, California Unified School District General Obligation Notes, Series 2009
5.000% due 08/01/2017	200	238

Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
4.000% due 07/01/2015	200	221

Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (FSA Insured), Series 2010
5.000% due 06/01/2018	640	747

Los Angeles, California Department of Airports Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 05/15/2016	1,000	1,116

Los Angeles, California Department of Water & Power Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2016	1,000	1,114

Los Angeles, California Municipal Improvement Corp. Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	276

Mesa, California Consolidated Water District Certificates of Participation Notes, Series 2009
4.000% due 03/15/2014	250	271

Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	1,545	1,766

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	416

Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,000	902

Newport Beach, California Special Assessment Notes, Series 2010
3.000% due 09/02/2016	165	167

Oakland, California Port Authority Revenue Bonds, (NPFGC-FGIC Insured), Series 2000
5.750% due 11/01/2012	495	496

Palm Springs, California Revenue Notes, Series 2008
5.300% due 07/01/2013	165	160

Redondo Beach, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2020	70	78

Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	258

Sacramento County, California Sanitation District Revenue Bonds, (NPFGC-FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,160

Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
4.000% due 08/01/2016	230	259

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	$380	$426

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,432

San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
5.000% due 07/01/2017 (a)	815	938

San Diego, California Public Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 05/15/2017	500	589

San Diego, California Redevelopment Agency Tax Allocation Bonds, (XLCA Insured), Series 2004
5.250% due 09/01/2016	1,000	1,073

San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,447

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC-FGIC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,472

San Francisco, California City & County Airports Commission Revenue Bonds, Series 2010
5.000% due 05/01/2023	25	28

San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,121

San Francisco, California Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,201

San Jose, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,072

San Jose, California Redevelopment Agency Tax Allocation Bonds, Series 2008
6.500% due 08/01/2019	1,000	1,158

San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	838

San Mateo, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 09/01/2020	2,300	1,549

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,136

Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,450

Torrance, California Revenue Notes, Series 2010
3.000% due 09/01/2016	200	203

Turlock, California Certificates of Participation Notes, Series 2007
5.000% due 10/15/2010	360	360

University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
0.857% due 05/15/2030	1,500	1,018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of California Regents Medical Center Revenue Notes, Series 2008
5.000% due 05/15/2017	$2,000	$2,259

University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	1,740	1,943

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	407

University of California Revenue Notes, Series 2009
5.000% due 05/15/2016	85	100

Victor Valley, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2013	400	378

West Contra Costa, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,133

		87,386

NEW JERSEY 0.3%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	220	235

PUERTO RICO 3.5%

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
3.256% due 07/01/2020	1,000	897

Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2012	500	532

Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	1,250	1,353

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	500	545

		3,327

TEXAS 0.1%

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	97

VIRGIN ISLANDS 1.1%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,000	1,026

Total Municipal Bonds & Notes (Cost $88,012)		92,071

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011	5,200	45

Total Convertible Preferred Securities (Cost $390)		45

18	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS 0.7%

State Street Bank and Trust Co.
0.010% due 10/01/2010	$682	$682

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $696. Repurchase proceeds are $682.)

Total Short-Term Instruments (Cost $682)		682

Total Investments 100.0% (Cost $90,252)		$94,020

Other Assets and Liabilities (Net) 0.0%		(23)

Net Assets 100.0%		$93,997

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Security becomes interest bearing at a future date.
(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$1,222	$0	$1,222
Municipal Bonds & Notes
California	0	87,386	0	87,386
New Jersey	0	235	0	235
Puerto Rico	0	3,327	0	3,327

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Texas	$0	$97	$0	$97
Virgin Islands	0	1,026	0	1,026
Convertible Preferred Securities
Banking & Finance	45	0	0	45
Short-Term Instruments
Repurchase Agreements	0	682	0	682
Investments, at value	$45	$93,975	$0	$94,020

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	Semiannual Report	September 30, 2010	19

Schedule of Investments  PIMCO California Short Duration Municipal Income Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.2%

BANKING & FINANCE 0.2%

American International Group, Inc.
4.700% due 10/01/2010	$300	$300
5.600% due 10/18/2016	100	102
8.175% due 05/15/2068	100	101

General Electric Capital Corp.
0.663% due 07/27/2012	150	149

Total Corporate Bonds & Notes (Cost $603)		652

MUNICIPAL BONDS & NOTES 100.5%

CALIFORNIA 98.8%

Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	562

Alta Loma, California School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 08/01/2012	400	389

Anaheim, California Public Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2012	350	369

Atascadero, California Public Financing Authority Revenue Notes, Series 2010
3.000% due 10/01/2014	110	116

Berkeley, California General Obligation Notes, Series 2010
4.000% due 09/01/2012	10	11

Beverly Hills, California Public Financing Authority Revenue Notes, Series 2010
4.000% due 06/01/2013	800	867

Brentwood, California Union School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.250% due 08/01/2017	110	125

Brentwood, California Union School District General Obligation Notes, (NPFGC-FGIC Insured), Series 2007
5.250% due 08/01/2016	135	153

Burlingame, California Financing Authority Revenue Notes, (XLCA Insured ), Series 2004
3.875% due 12/01/2012	15	16

Burlingame, California Financing Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	35	40

Calaveras, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
3.000% due 08/01/2012	560	580
3.000% due 08/01/2013	460	482

Calaveras, California Unified School District General Obligation Notes, Series 2009
3.000% due 08/01/2011	300	306

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2002
4.500% due 04/01/2011	500	505

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2010
3.000% due 09/01/2012	775	789
4.000% due 09/01/2015	750	782

California State Bay Area Governments Association Revenue Notes, (XLCA Insured), Series 2006
5.000% due 08/01/2013	295	296

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Bay Area Toll Authority Revenue Bonds, Series 2007
0.220% due 04/01/2047	$1,250	$1,250
0.240% due 04/01/2047	5,000	5,000

California State Bay Area Toll Authority Revenue Bonds, Series 2008
0.230% due 04/01/2045	1,000	1,000

California State Bay Area Toll Authority Revenue Notes, Series 2006
5.000% due 04/01/2015	100	116

California State Calleguas-Las Virgenes Public Financing Authority Revenue Notes, Series 2009
4.000% due 11/01/2013	400	437

California State Cardiff School District General Obligation Notes, Series 2010
3.000% due 08/01/2013	500	529

California State Central Contra Costa Sanitation District Certificates of Participation Notes, Series 2009
4.000% due 09/01/2011	1,000	1,032

California State Cerritos Community College District General Obligation Notes, Series 2009
4.000% due 08/01/2011	400	412

California State Department of Water Resources Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 05/01/2014	315	341

California State Department of Water Resources Revenue Bonds, Series 2002
6.000% due 05/01/2014	3,050	3,349

California State Department of Water Resources Revenue Notes, (NPFGC-IBC Insured), Series 2002
5.500% due 05/01/2012	700	754

California State Department of Water Resources Revenue Notes, Series 2002
5.500% due 05/01/2011	185	190

California State Department of Water Resources Revenue Notes, Series 2005
0.240% due 05/01/2011	100	100

California State Department of Water Resources Revenue Notes, Series 2008
4.000% due 12/01/2012	855	920

California State Department of Water Resources Revenue Notes, Series 2010
2.000% due 05/01/2012	1,150	1,175
5.000% due 05/01/2020	3,000	3,570

California State East Side Union High School District General Obligation Bonds, (NPFGC Insured), Series 2003
4.900% due 02/01/2015	150	166

California State East Side Union High School District General Obligation Notes, (AGC Insured), Series 2008
5.000% due 08/01/2016	575	666

California State East Side Union High School District General Obligation Notes, (XLCA Insured), Series 2005
4.000% due 08/01/2012	200	210

California State Eastern Municipal Water District Revenue Bonds, Series 2008
0.250% due 07/01/2020	1,735	1,735

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.300% due 10/01/2026	1,100	1,100
0.300% due 10/01/2036	2,600	2,600

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2014	500	559

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2011	$625	$652
5.000% due 11/01/2013	525	584

California State Educational Facilities Authority Revenue Notes, Series 2009
4.000% due 11/01/2013	50	54
5.000% due 04/01/2013	175	190

California State Educational Facilities Authority Revenue Notes, Series 2010
1.070% due 10/01/2015	4,000	4,012
2.000% due 02/01/2013	165	169
3.000% due 10/01/2012	1,315	1,359
4.000% due 02/01/2014	250	274

California State Enterprise Development Authority Revenue Notes, Series 2010
4.000% due 09/01/2013	200	216
4.000% due 09/01/2014	220	239

California State General Obligation Bonds, Series 1991
6.600% due 02/01/2011	1,455	1,483

California State General Obligation Bonds, Series 2004
0.240% due 05/01/2034	1,000	1,000
0.260% due 05/01/2034	1,100	1,100
5.000% due 07/01/2016	2,000	2,064

California State General Obligation Bonds, Series 2008
5.000% due 07/01/2023	175	178

California State General Obligation Notes, Series 2004
5.250% due 07/01/2012	1,175	1,268

California State General Obligation Notes, Series 2008
5.000% due 01/01/2011	1,500	1,516
5.000% due 04/01/2015	450	512

California State Health Facilities Financing Authority Revenue Bonds, Series 1998
0.290% due 09/01/2028	2,155	2,155

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
0.250% due 10/01/2031	2,000	2,000
0.260% due 10/01/2031	1,150	1,150
5.500% due 08/15/2018	250	289

California State Health Facilities Financing Authority Revenue Bonds, Series 2009
0.250% due 07/01/2033	1,700	1,700
0.250% due 09/01/2038	100	100
5.000% due 07/01/2037	1,250	1,326

California State Health Facilities Financing Authority Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 11/01/2011	150	155

California State Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2014	1,000	1,116

California State Health Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 03/01/2011	1,000	1,018
5.000% due 08/15/2011	1,000	1,037
5.000% due 03/01/2014	250	274
5.000% due 08/15/2014	350	387

California State Health Facilities Financing Authority Revenue Notes, Series 2010
3.000% due 11/15/2013	750	789
4.000% due 11/15/2011	1,000	1,038
5.000% due 11/15/2012	1,000	1,084

California State Housing Finance Agency Revenue Notes, Series 2010
2.375% due 08/01/2014	3,170	3,177

20	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
0.250% due 09/01/2038	$725	$725
0.320% due 12/01/2031	1,000	1,000

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2009
0.270% due 11/01/2026	2,500	2,500

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
0.250% due 09/01/2031	1,300	1,300
2.250% due 11/01/2026	3,000	3,030

California State Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	1,250	1,404

California State Infrastructure & Economic Development Bank Revenue Notes, Series 2008
3.000% due 10/01/2011	400	409
5.000% due 02/01/2014	750	830

California State Infrastructure & Economic Development Bank Revenue Notes, Series 2009
0.200% due 12/01/2016	5,000	5,000

California State Infrastructure & Economic Development Bank Revenue Notes, Series 2010
3.000% due 12/01/2012	600	631
3.000% due 05/15/2013	415	437

California State Los Rios Community College District General Obligation Notes, Series 2010
4.000% due 08/01/2014 (a)	100	112
4.000% due 08/01/2015 (a)	200	226

California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	250	292

California State M-S-R Public Power Agency Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 07/01/2011	510	523

California State Municipal Finance Authority Certificates of Participation Notes, Series 2009
3.000% due 02/01/2011	500	502

California State Municipal Finance Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	350	358

California State Northern Power Agency Revenue Notes, Series 2008
5.000% due 07/01/2012	1,500	1,599

California State Northern Power Agency Revenue Notes, Series 2009
5.000% due 07/01/2014	420	474

California State Northern Power Agency Revenue Notes, Series 2010
3.000% due 06/01/2013	2,850	2,968

California State Ohlone Community College District General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	169
4.000% due 08/01/2016	200	227
4.000% due 08/01/2020	60	67

California State OMWD Financing Authority Revenue Notes, Series 2009
3.000% due 06/01/2012	160	166

California State Padre Dam Municipal Water District Certificates of Participation Notes, Series 2009
2.000% due 10/01/2010	200	200
3.000% due 10/01/2011	200	204

California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.250% due 11/01/2026	100	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Pollution Control Financing Authority Revenue Bonds, Series 2009
2.600% due 12/01/2046	$2,500	$2,511

California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	158

California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	270	307

California State Public Works Board Revenue Bonds, (NPFGC-FGIC Insured), Series 2006
5.250% due 10/01/2017	380	426

California State Public Works Board Revenue Notes, Series 2003
5.500% due 06/01/2013	750	821

California State Public Works Board Revenue Notes, Series 2010
4.000% due 03/01/2013	2,680	2,881
4.000% due 03/01/2014	3,630	3,863

California State Rim World Unified School District General Obligation Notes, (FSA Insured), Series 2009
3.000% due 08/01/2012	275	285

California State South Placer Wastewater Authority Revenue Bonds, Series 2008
0.250% due 11/01/2027	2,000	2,000

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2015	80	92

California State University Revenue Notes, (AMBAC Insured), Series 2005
5.000% due 11/01/2011	1,400	1,466

California State University Revenue Notes, (FSA Insured), Series 2004
3.500% due 11/01/2012	2,565	2,717

California Statewide Communities Development Authority Revenue Bonds, (FSA Insured), Series 2007
5.250% due 07/01/2018	250	291

California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	3,000	3,219

California Statewide Communities Development Authority Revenue Bonds, Series 2001
3.900% due 08/01/2031	1,050	1,131

California Statewide Communities Development Authority Revenue Bonds, Series 2002
3.850% due 11/01/2029	255	265

California Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035	1,000	1,017

California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.240% due 12/01/2037	2,000	2,000
0.250% due 12/01/2034	1,275	1,275

California Statewide Communities Development Authority Revenue Notes, (FHA Insured), Series 2009
5.500% due 08/01/2012	1,215	1,304
5.500% due 08/01/2014	2,610	2,944

California Statewide Communities Development Authority Revenue Notes, (FSA Insured), Series 2004
5.000% due 08/15/2012	425	455

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Statewide Communities Development Authority Revenue Notes, (FSA Insured), Series 2007
5.000% due 07/01/2014	$750	$840

California Statewide Communities Development Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 05/01/2015	150	164

California Statewide Communities Development Authority Revenue Notes, (Radian Insured), Series 2005
5.000% due 04/01/2011	100	101

California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	750	787

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2011	325	334
5.000% due 07/01/2012	640	674

California Statewide Communities Development Authority Revenue Notes, Series 2006
4.500% due 11/15/2012	370	376

California Statewide Communities Development Authority Revenue Notes, Series 2009
4.000% due 06/15/2013	700	747
5.000% due 04/01/2013	4,510	4,934
5.000% due 06/15/2013	2,745	3,002

California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,060

Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	1,100	1,202

Carlsbad, California Unified School District Certificates of Participation Notes, Series 2009
2.000% due 10/01/2011	425	428

Castaic Lake, California Water Agency Certificates of Participation Notes, Series 2010
4.000% due 08/01/2012	610	645
4.000% due 08/01/2015	130	145

Central Valley, California Financing Authority Revenue Notes, Series 2009
3.000% due 07/01/2011	750	760
4.000% due 07/01/2012	750	785

Chino Hills, California Special Tax Notes, (FSA Insured), Series 2010
2.000% due 09/01/2011	90	91
3.000% due 09/01/2012	125	129
3.000% due 09/01/2013	200	207

Citrus Heights, California Water District Certificates of Participation Notes, Series 2010
2.000% due 10/01/2011	90	91
2.000% due 10/01/2012	220	223
4.000% due 10/01/2017	250	266
4.000% due 10/01/2019	100	104

Contra Costa, California Water District Revenue Notes, Series 2010
4.000% due 10/01/2013	2,910	3,189

Cucamonga County, California Water District Certificates of Participation Notes, (FSA Insured), Series 2009
2.500% due 09/01/2011	450	457

Cucamonga County, California Water District Certificates of Participation Notes, (NPFGC Insured), Series 2006
4.000% due 09/01/2014	250	273

See Accompanying Notes	Semiannual Report	September 30, 2010	21

Schedule of Investments  PIMCO California Short Duration Municipal Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Desert Sands, California Unified School District Certificates of Participation Notes, Series 2008
4.000% due 03/01/2012	$1,000	$1,036

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	1,000	919

El Dorado, California Union High School District Certificates of Participation Notes, Series 2009
0.000% due 12/01/2013	460	418

El Monte, California School District General Obligation Notes, (NPFGC-FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,513

Encinitas, California Public Financing Authority General Obligation Notes, Series 2010
3.000% due 04/01/2012	250	258
3.000% due 04/01/2013	535	559

Folsom, California Redevelopment Agency Tax Allocation Notes, Series 2009
3.000% due 08/01/2011	360	363

Fontana, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
4.000% due 05/01/2011	350	357

Fremont, California Unified School District General Obligation Notes, Series 2009
4.000% due 08/01/2012	610	645
4.000% due 08/01/2013	700	759

Fresno, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	300	329

Fullerton, California Joint Union High School District General Obligation Notes, Series 2010
2.000% due 08/01/2011	150	152
4.000% due 08/01/2012	45	48
4.000% due 08/01/2014	425	474
4.000% due 08/01/2015	150	169

Golden Empire, California Schools Financing Authority Revenue Notes, Series 2010
4.000% due 05/01/2012	2,000	2,086

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2038	1,175	1,307
5.000% due 06/01/2043	100	111

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	113

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (XLCA-ICR Insured), Series 2003
5.500% due 06/01/2043	1,735	1,953

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	2,500	2,814
5.500% due 06/01/2043	2,655	2,989
5.625% due 06/01/2038	3,665	4,138
6.250% due 06/01/2033	6,650	7,371
6.625% due 06/01/2040	2,020	2,334
6.750% due 06/01/2039	4,870	5,642
7.875% due 06/01/2042	105	125

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2007
4.200% due 06/01/2012	600	614
5.000% due 06/01/2011	500	508

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hawthorne, California School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2011	$185	$183
0.000% due 08/01/2012	100	97
0.000% due 08/01/2013	115	108

Huntington Beach, California Public Financing Authority Revenue Notes, Series 2010
3.000% due 09/01/2012	250	260
4.000% due 09/01/2013	225	243

Indio, California Water Authority Revenue Notes, (AMBAC Insured), Series 2006
4.000% due 04/01/2011	300	305

Industry, California General Obligation Notes, Series 2009
4.000% due 07/01/2011	275	282
4.000% due 07/01/2012	1,000	1,057
5.000% due 07/01/2013	750	830

Irvine, California Public Facilities & Infrastructure Authority Revenue Bonds, Series 1985
0.230% due 11/01/2010	1,045	1,045

Irvine, California Ranch Water District General Obligation Bonds, Series 2009
0.250% due 10/01/2041	3,600	3,600

Irvine, California Special Assessment Bonds, Series 1994
0.290% due 09/02/2020	438	438

Irvine, California Special Assessment Bonds, Series 2000
0.240% due 09/02/2025	2,000	2,000

Jefferson Union, California High School District General Obligation Notes, (FSA Insured), Series 2010
3.000% due 08/01/2012	200	207

Lafayette, California Elementary School District General Obligation Notes, Series 2010
4.000% due 08/01/2015	925	1,045

Laguna Beach, California General Obligation Bonds, Series 2001
5.000% due 08/15/2011	125	130

Lake Arrowhead, California Community Services District Certificates of Participation Notes, Series 2009
2.500% due 10/01/2011	645	655
3.000% due 10/01/2012	300	310

Lancaster, California Redevelopment Agency Revenue Notes, Series 2010
3.000% due 12/01/2011	120	123

Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	199

Long Beach, California Revenue Notes, Series 2009
4.000% due 06/01/2012	90	93
4.000% due 06/01/2013	110	114

Long Beach, California Revenue Notes, Series 2010
4.000% due 05/15/2013	2,000	2,170

Long Beach, California Unified School District General Obligation Notes, Series 2009
5.000% due 08/01/2011	1,000	1,038

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
0.240% due 07/01/2031	1,185	1,185

Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, (NPFGC Insured), Series 2003
5.250% due 07/01/2012	155	168

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, (NPFGC-FGIC Insured), Series 2005
5.000% due 10/01/2012	$425	$425

Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	250	301

Los Angeles, California Community College District General Obligation Notes, Series 2008
3.000% due 08/01/2011	250	255
3.000% due 08/01/2012	500	521

Los Angeles, California Department of Airports Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 05/15/2012	230	245

Los Angeles, California Department of Airports Revenue Notes, Series 2009
3.000% due 05/15/2011	500	506
5.000% due 05/15/2013	250	275

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.250% due 07/01/2034	400	400

Los Angeles, California Department of Water & Power Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2013	500	557

Los Angeles, California General Obligation Notes, (NPFGC Insured), Series 2002
5.250% due 09/01/2011	730	762

Los Angeles, California Harbor Department Revenue Notes, Series 2009
5.000% due 08/01/2012	1,000	1,081

Los Angeles, California Revenue Notes, (FHLMC Insured), Series 2010
1.125% due 08/01/2013	750	750

Los Angeles, California Unified School District Certificates of Participation Notes, Series 2010
3.000% due 12/01/2011	750	766

Los Angeles, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2016	200	233

Los Angeles, California Unified School District General Obligation Notes, Series 2009
5.000% due 07/01/2014	2,000	2,274

Los Angeles, California Unified School District General Obligation Notes, Series 2010
4.000% due 07/01/2012	300	316

Los Angeles, California Wastewater System Revenue Notes, (AMBAC Insured), Series 2006
4.500% due 02/01/2013	250	271

Los Angeles, California Wastewater System Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 06/01/2011	100	103

Los Angeles, California Wastewater System Revenue Notes, Series 2009
4.000% due 02/01/2013	1,985	2,119

Menlo Park, California City School District General Obligation Notes, Series 2010
0.000% due 07/01/2013	150	146

Mesa, California Consolidated Water District Certificates of Participation Notes, Series 2009
2.500% due 03/15/2011	275	277
3.000% due 03/15/2012	400	412

Mission Viejo, California Community Development Financing Authority Revenue Notes, Series 2009
5.000% due 05/01/2013	530	582

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Modesto, California Certificates of Participation Bonds, (AGC Insured), Series 2008
0.240% due 10/01/2036	$2,960	$2,960

Montebello, California Unified School District General Obligation Notes, (FSA Insured), Series 2008
3.000% due 08/01/2011	145	148

Monterey County, California Certificates of Participation Notes, (FSA Insured), Series 2009
4.000% due 08/01/2013	1,455	1,564

Mount Diablo, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2006
5.000% due 06/01/2012	85	90

Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,935	1,744

Newport Beach, California Revenue Bonds, Series 2008
0.230% due 12/01/2040	2,000	2,000
0.260% due 12/01/2040	6,000	6,000

Newport Beach, California Revenue Bonds, Series 2009
4.000% due 12/01/2038	4,000	4,042
5.000% due 12/01/2038	1,500	1,619

Newport Beach, California Special Assessment Notes, Series 2010
3.000% due 09/02/2012	145	150
3.000% due 09/02/2014	155	160

Norco, California Redevelopment Agency Tax Allocation Notes, Series 2010
3.000% due 03/01/2013	125	127

Norwalk-La Mirada, California Unified School District General Obligation Notes, (FSA Insured), Series 2009
4.000% due 08/01/2013	880	955

Oak Grove, California School District General Obligation Notes, (NPFGC Insured), Series 2005
5.250% due 08/01/2013	50	56

Orange County, California Ocean View School District Revenue Notes, (FSA Insured), Series 2010
3.000% due 03/01/2012	430	442
3.500% due 03/01/2013	300	315

Orange County, California Public Financing Authority Revenue Notes, (NPFGC insured), Series 2005
5.000% due 07/01/2011	100	103
5.000% due 07/01/2014	250	282

Orange County, California Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 06/01/2013	720	798

Orange County, California Sanitation District Certificate of Participation Notes, (FSA Insured), Series 2007
4.000% due 02/01/2013	90	97

Orange County, California Transportation Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 08/15/2013	100	109

Orchard, California School District General Obligation Notes, (AGC Insured), Series 2009
4.000% due 08/01/2012	125	132

Pasadena, California Certificates of Participation Bonds, Series 2008
0.250% due 02/01/2035	4,100	4,100

Pasadena, California Certificates of Participation Notes, Series 2008
4.000% due 02/01/2012	570	590

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2002
5.250% due 08/01/2013	$100	$107

Placentia, California Public Financing Authority Special Tax Notes, Series 2009
2.625% due 09/01/2011	675	679

Placer County, California Unified School District Certificates of Participation Notes, (FSA Insured), Series 2009
3.000% due 08/01/2011	200	203
3.000% due 08/01/2012	245	253
3.000% due 08/01/2013	350	363

Pleasanton, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2004
5.000% due 08/01/2015	150	169

Pleasanton, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2004
5.375% due 08/01/2013	125	139

Redding, California Joint Powers Financing Authority Revenue Notes, (NPFGC Insured), Series 2002
4.000% due 12/01/2010	50	50

Redondo Beach, California Unified School District General Obligation Notes, Series 2010
3.000% due 08/01/2015	130	141
3.000% due 08/01/2016	595	641
4.000% due 08/01/2017	25	28

Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	145	146

Riverside County, California Transportation Commission Revenue Bonds, Series 2009
0.260% due 06/01/2029	7,795	7,795

Riverside, California Revenue Bonds, (NPFGC Insured), Series 2004
5.000% due 10/01/2014	500	565

Riverside, California Revenue Notes, Series 2009
4.000% due 08/01/2012	500	526
5.000% due 10/01/2013	2,000	2,213

Roseville, California Certificates of Participation Notes, Series 2009
3.000% due 02/01/2013	1,065	1,108

Roseville, California Finance Authority Revenue Notes, Series 2010
2.000% due 02/01/2012 (a)	205	208
2.000% due 02/01/2013 (a)	330	336

Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	104

Sacramento County, California Certificates of Participation Notes, Series 2010
3.000% due 02/01/2011	2,000	2,009

Sacramento County, California Revenue Notes, Series 2009
3.000% due 07/01/2012	550	569

Sacramento County, California Revenue Notes, Series 2010
2.000% due 07/01/2013	300	306
3.000% due 07/01/2016	995	1,034

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2008
0.300% due 12/01/2039	1,300	1,300

Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
2.500% due 08/01/2012	190	196
3.000% due 08/01/2013	300	318

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sacramento County, California Water Financing Authority Revenue Notes, (NPFGC-FGIC Insured), Series 2007
5.000% due 06/01/2014	$1,000	$1,130

Sacramento, California Financing Authority Revenue Bonds, (FSA Insured), Series 2002
5.375% due 12/01/2021	150	166

Sacramento, California Municipal Utility District Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 11/15/2013	1,375	1,534

Sacramento, California Municipal Utility District Revenue Notes, Series 2009
4.000% due 07/01/2011	650	664
5.000% due 07/01/2012	500	533

San Bernardino County, California Certificates of Participation Notes, Series 2009
5.000% due 08/01/2013	1,000	1,079

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2011	200	206

San Diego County, California Certificates of Participation Notes, Series 2009
4.000% due 10/01/2012	2,800	2,954

San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
2.000% due 07/01/2011 (a)	275	278
2.000% due 07/01/2012 (a)	200	203
3.000% due 07/01/2013 (a)	150	157
3.000% due 07/01/2014 (a)	400	421
3.000% due 07/01/2015 (a)	600	631
4.000% due 07/01/2014 (a)	700	764

San Diego County, California Water Authority Certificates of Participation Notes, (FSA Insured), Series 2008
5.000% due 05/01/2014	50	57

San Diego County, California Water Authority Certificates of Participation Notes, (NPFGC-FGIC Insured), Series 2005
5.250% due 05/01/2013	675	753

San Diego, California Unified School District General Obligation Notes, Series 2009
0.000% due 07/01/2012	325	318

San Francisco, California City & County Airports Commission Revenue Notes, (FSA Insured), Series 2009
3.000% due 05/01/2011	1,000	1,013
3.500% due 05/01/2012	1,000	1,040

San Francisco, California City & County Airports Commission Revenue Notes, (NPFGC-FGIC Insured), Series 2003
4.000% due 05/01/2011	1,000	1,017

San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
3.000% due 05/01/2016	300	314

San Francisco, California City & County Certificates of Participation Notes, Series 2009
1.950% due 04/01/2011	1,600	1,609

San Francisco, California City & County Finance Corp. Revenue Bonds, Series 2008
0.260% due 04/01/2030	790	790

San Francisco, California City & County General Obligation Notes, Series 2008
2.850% due 06/15/2012	1,000	1,040

San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
5.000% due 11/01/2012	2,250	2,455

See Accompanying Notes	Semiannual Report	September 30, 2010	23

Schedule of Investments  PIMCO California Short Duration Municipal Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	$475	$505

San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC-FGIC Insured), Series 2004
5.000% due 08/01/2012	740	776

San Francisco, California Unified School District General Obligation Notes, Series 2010
4.000% due 06/15/2013	1,300	1,412

San Jose, California Redevelopment Agency Tax Allocation Notes, (AMBAC Insured), Series 2005
5.000% due 08/01/2014	1,225	1,340

San Jose, California Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2002
4.000% due 08/01/2011	300	303

San Jose, California Unified School District General Obligation Notes, (NPFGC-FGIC Insured), Series 2006
5.000% due 08/01/2014	375	431

San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	279

San Mateo County, California Joint Powers Financing Authority Revenue Notes, Series 2008
4.000% due 07/15/2011	350	358
5.000% due 07/15/2014	150	168

San Rafael, California Redevelopment Agency Tax Allocation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2013	965	1,078
5.000% due 12/01/2014	1,020	1,153

Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	202

Santa Ana, California Unified School District General Obligation Notes, Series 2008
3.500% due 08/01/2011	900	922

Santa Barbara, California Financing Authority Revenue Notes, Series 2009
4.000% due 07/01/2012	400	421

Santa Clara County, California Financing Authority Revenue Notes, Series 2008
5.000% due 11/15/2014	2,500	2,857

Santa Clara, California Valley Transportation Authority Revenue Bonds, Series 2008
0.260% due 04/01/2036	705	705

Santa Clara, California Valley Water District Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	175

Santa Margarita-Dana, California Point Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2015	225	254

Santa Margarita-Dana, California Point Authority Special Assessment Notes, Series 2009
5.000% due 08/01/2012	1,075	1,156

Santa Monica, California Community College District General Obligation Notes, (NPFGC-FGIC Insured), Series 2007
0.000% due 08/01/2013	225	218

Solano County, California Certificates of Participation Notes, Series 2009
5.000% due 11/15/2012	1,930	2,063

South Coast, California Local Education Agencies Revenue Notes, Series 2010
2.000% due 08/09/2011	2,500	2,529

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Coast, California Water District Financing Authority Revenue Notes, Series 2010
3.000% due 02/01/2012	$230	$237
3.000% due 02/01/2013	100	105

South Orange County, California Public Financing Authority Special Tax Bonds, (NPFGC Insured), Series 2003
5.000% due 09/01/2013	125	134

South Orange County, California Public Financing Authority Special Tax Notes, (NPFGC-FGIC Insured), Series 2004
5.000% due 08/15/2011	205	212

Southern California State Metropolitan Water District General Obligation Bonds, Series 2001
5.250% due 03/01/2014	1,405	1,448

Southern California State Metropolitan Water District Revenue Bonds, Series 2004
0.230% due 07/01/2023	7,375	7,375

Southern California State Metropolitan Water District Revenue Bonds, Series 2008
0.250% due 07/01/2037	3,990	3,990

Southern California State Metropolitan Water District Revenue Notes, Series 2009
5.000% due 07/01/2012	1,000	1,078

Southern California State Public Power Authority Revenue Bonds, Series 1989
6.750% due 07/01/2011	1,750	1,827
6.750% due 07/01/2013	2,700	3,122

Southern California State Public Power Authority Revenue Bonds, Series 2008
0.250% due 07/01/2020	3,050	3,050

Southern California State Public Power Authority Revenue Notes, Series 2010
2.000% due 07/01/2012	500	512
4.000% due 07/01/2014	750	830
4.000% due 07/01/2015	4,165	4,656

St. Helena, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	490	556

Stockton, California Public Financing Authority Revenue Notes, Series 2009
4.000% due 10/01/2012	1,925	2,019

Torrance, California Certificates of Participation Notes, Series 2009
3.000% due 09/01/2011	175	178
3.000% due 09/01/2012	175	180

Torrance, California Unified School District General Obligation Notes, Series 2009
1.800% due 08/01/2011	30	30
4.000% due 08/01/2011	500	514

Trinity County, California Public Utilities District Revenue Notes, (FSA Insured), Series 2010
2.000% due 04/01/2011 (a)	25	25
3.000% due 04/01/2012 (a)	45	47
3.000% due 04/01/2013 (a)	40	42

Tustin, California Special Assessment Bonds, Series 1996
0.300% due 09/02/2013	1,553	1,553

University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
0.857% due 05/15/2030	1,000	679

University of California Regents Medical Center Revenue Notes, Series 2009
4.000% due 05/15/2012	900	948
5.000% due 05/15/2013	265	291

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of California Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 05/15/2011	$350	$360
5.000% due 05/15/2012	350	375

University of California Revenue Notes, (FSA Insured), Series 2007
5.000% due 05/15/2015	45	52

University of California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 05/15/2014	270	308

University of California Revenue Notes, Series 2008
4.000% due 05/15/2013	100	108

University of California Revenue Notes, Series 2010
2.000% due 05/15/2013	500	514
3.000% due 05/15/2014	500	532

Upland, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	104

Val Verde, California Unified School District General Obligation Notes, (FSA Insured), Series 2010
4.000% due 08/01/2012	990	1,044

Victor Valley, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2011	50	49

Visalia, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2012	215	227

Washington, California Health Care District General Obligation Notes, Series 2009
6.000% due 08/01/2011	1,000	1,045

Washington, California Health Care District Revenue Notes, Series 2009
4.500% due 07/01/2011	125	129

West Hollywood, California Public Financing Authority Revenue Notes, Series 2009
3.000% due 02/01/2011	535	538
3.000% due 02/01/2012	695	710
5.000% due 02/01/2013	1,145	1,247

Western Riverside County, California Regional Wastewater Authority Revenue Notes, (AGC Insured), Series 2009
3.000% due 09/01/2012	435	450

Westlake Village, California Certificates of Participation Notes, Series 2009
2.000% due 06/01/2011	310	312

Westminster, California School District General Obligation Notes, Series 2009
2.000% due 08/01/2011	555	560

Whittier, California Revenue Notes, Series 2009
3.000% due 06/01/2011	1,600	1,615

		356,162

GUAM 0.0%

Guam Economic Development & Commerce Authority Revenue Bonds, Series 2001
5.400% due 05/15/2031	25	26

PENNSYLVANIA 0.3%

Montgomery County, Pennsylvania Industrial Development Authority Revenue Notes, (FHA Insured), Series 2010
5.000% due 08/01/2013	885	973

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PUERTO RICO 1.2%

Commonwealth of Puerto Rico General Obligation Notes, Series 2008
5.000% due 07/01/2011	$1,500	$1,544

Puerto Rico Electric Power Authority Revenue Notes, Series 2010
5.000% due 07/01/2012	2,000	2,130
5.000% due 07/01/2013	550	598

		4,272

TEXAS 0.0%

Pflugerville, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2010
5.000% due 08/15/2013	130	145

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS 0.2%

Virgin Islands Public Finance Authority Revenue Notes, Series 2009
5.000% due 10/01/2010	$375	$375

Virgin Islands Public Finance Authority Revenue Notes, Series 2010
4.000% due 10/01/2013	400	420

		795

Total Municipal Bonds & Notes (Cost $357,632)		362,373

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011	1,000	9

Total Convertible Preferred Securities (Cost $75)		9

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 10/01/2010	$515	$515

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $527. Repurchase proceeds are $515.)

Total Short-Term Instruments (Cost $515)		515

Total Investments 100.8% (Cost $358,825)		$363,549

Other Assets and Liabilities (Net) (0.8)%		(2,980)

Net Assets 100.0%		$360,569

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$652	$0	$652
Municipal Bonds & Notes
California	114	356,048	0	356,162
Guam	0	26	0	26
Pennsylvania	0	973	0	973
Puerto Rico	0	4,272	0	4,272

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Texas	$0	$145	$0	$145
Virgin Islands	0	795	0	795
Convertible Preferred Securities
Banking & Finance	9	0	0	9
Short-Term Instruments
Repurchase Agreements	0	515	0	515
Investments, at value	$123	$363,426	$0	$363,549

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	Semiannual Report	September 30, 2010	25

Schedule of Investments  PIMCO High Yield Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.0%

BANKING & FINANCE 1.0%

American International Group, Inc.
4.700% due 10/01/2010	$500	$500
8.175% due 05/15/2068	1,600	1,612
8.250% due 08/15/2018	400	468

Total Corporate Bonds & Notes (Cost $2,076)		2,580

MUNICIPAL BONDS & NOTES 96.1%

ALABAMA 1.1%

Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	50	50

Colbert County, Alabama Health Care Authority Revenue Bonds, Series 2003
5.750% due 06/01/2027	670	673

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	245
5.250% due 03/01/2036	500	485

Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	1,466

		2,919

ALASKA 0.3%

Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	823

ARIZONA 4.0%

Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	1,215	1,220

Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,250	1,016

Arizona State Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2012	225	237

Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	1,000	956

Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,280

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500	1,223

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	963

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.750% due 09/01/2029	1,000	1,044
6.375% due 09/01/2029	1,850	1,921

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2009
4.950% due 10/01/2020	750	801

		10,661

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CALIFORNIA 7.2%

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	$500	$561

California State Hartnell Community College District General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (d)	2,000	1,106

California State Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,623

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
2.250% due 11/01/2026	250	252

California State M-S-R Energy Authority Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	1,765

California State Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	640
7.000% due 10/01/2039	500	500

California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	997

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (d)	1,350	1,159

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,100	944
9.000% due 11/01/2017	460	413

Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,159

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.625% due 06/01/2038	80	90

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	1,000	788

Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	253

Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	5,000	4,508

Tustin, California Unified School District Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	514

University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
0.857% due 05/15/2030	1,750	1,188

Victor Valley, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2018	1,000	740

		19,200

COLORADO 5.0%

Colorado State Confluence Metropolitan District Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	387
5.450% due 12/01/2034	1,000	726

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037 (g)	785	638
5.750% due 05/15/2037	825	672
5.750% due 12/01/2037	1,000	790

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	$2,350	$1,926
5.900% due 08/01/2037	1,000	890

Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,035

Colorado State Health Facilities Authority Revenue Notes, (FSA Insured), Series 2003
4.000% due 05/15/2011	585	592

Colorado State Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	1,500	810

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,480

Colorado State Regional Transportation District Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	800

Colorado State Tallyn's Reach Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	454

Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	370

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.290% due 12/01/2031	300	300

Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	551

		13,421

CONNECTICUT 0.4%

Connecticut State Harbor Point Infrastructure Improvement District Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	1,000	1,085

DELAWARE 0.2%

Delaware State Economic Development Authority Revenue Bonds, Series 2010
5.400% due 02/01/2031	500	526

FLORIDA 5.7%

Beacon Lakes, Florida Community Development District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	450	402

Broward County, Florida Revenue Bonds, Series 2009
5.375% due 10/01/2029	1,000	1,083

Florida State Citizens Property Insurance Corp. Revenue Notes, Series 2010
5.000% due 06/01/2016	1,025	1,099

Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	212

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Notes, (NPFGC-IBC Insured), Series 2006
5.000% due 07/01/2011	850	874

Florida State University Square Community Development District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	1,220	1,139

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	$1,000	$1,014

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	840

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2008
5.625% due 08/15/2029	1,750	1,847

Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	1,500	1,311

Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,266

Manatee County, Florida School District Certificates of Participation Notes, (FSA Insured), Series 2008
4.500% due 07/01/2011	640	656

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2008
5.500% due 04/01/2038	500	517

Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680	1,453

St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,552

		15,265

GEORGIA 2.5%

Atlanta, Georgia Downtown Development Authority Revenue Notes, (AGC Insured), Series 2009
4.000% due 07/01/2011	500	510

DeKalb County, Georgia Hospital Authority Revenue Bonds, Series 2010
6.125% due 09/01/2040	1,000	1,033

Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	167

Georgia Medical Center Hospital Authority Revenue Bonds, (FSA Insured), Series 2010
5.000% due 08/01/2041	1,000	1,019

Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2007
5.000% due 03/15/2017	500	547

Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2012	1,000	1,046

Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	1,260

Georgia State Municipal Electric Authority Revenue Notes, Series 2010
5.000% due 04/01/2017	1,000	1,153

		6,735

HAWAII 0.4%

Hawaii Pacific Health Revenue Bonds, Series 2010
5.750% due 07/01/2040	1,000	1,042

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IDAHO 0.4%

Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	$1,200	$1,200

ILLINOIS 5.8%

Belleville, Illinois Frank Scott Parkway Redevelopment Authority Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	851

Chicago, Illinois General Obligation Bonds, Series 2003
0.290% due 01/01/2034	3,000	3,000

Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,096

Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,820

Illinois State Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	800

Illinois State Finance Authority Revenue Bonds, Series 2007
5.375% due 11/15/2039	1,000	825
5.500% due 05/15/2037	750	592
6.100% due 12/01/2041	1,650	1,301
7.000% due 12/01/2037 (a)	916	119

Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	871

Illinois State Finance Authority Revenue Notes, Series 2010
4.000% due 02/15/2013	500	520
5.000% due 05/01/2011	250	255

Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037 (a)	1,775	449

Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,140

Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	976
6.625% due 06/01/2037	1,000	968

		15,583

INDIANA 4.7%

East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	100

Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	370
6.000% due 12/01/2026	1,000	1,069

Indiana State Finance Authority Revenue Bonds, Series 2010
5.000% due 10/01/2026	1,000	1,126

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	1,000	1,003

Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 10/01/2027	1,000	1,109

Indiana State Municipal Power Agency Revenue Bonds, Series 2009
5.750% due 01/01/2034	1,000	1,065
6.000% due 01/01/2039	1,000	1,098

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indiana State Northwest Allen School Building Corp. Revenue Notes, (FSA Insured), Series 2008
5.000% due 01/15/2013	$1,050	$1,137

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,830

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,650	1,574

		12,481

IOWA 1.8%

Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,075

Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	676
5.500% due 11/15/2037	1,550	1,066
5.625% due 12/01/2045	1,600	1,010

Iowa State Finance Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	1,000	1,067

		4,894

KANSAS 1.2%

Kansas State Development Finance Authority Revenue Notes, Series 2009
5.000% due 11/15/2014	225	255

Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	1,100	1,102

Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	1,000	850

Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2037	250	207
5.125% due 05/15/2042	250	203
5.500% due 08/01/2021	250	209

Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200	135

Wyandotte County-Kansas City, Kansas Unified Government Revenue Notes, Series 2010
5.000% due 09/01/2015	250	288

		3,249

KENTUCKY 0.9%

Kentucky State Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	500	539

Ohio County, Kentucky Revenue Bonds, Series 2010
6.000% due 07/15/2031	500	521

Owen County, Kentucky Revenue Bonds, Series 2009
5.625% due 09/01/2039	1,250	1,321

		2,381

LOUISIANA 1.6%

Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2009
6.125% due 06/01/2025	2,250	2,569

Louisiana State St. John Parish Baptist Revenue Bonds, Series 2007
5.125% due 06/01/2037	1,185	1,191

New Orleans, Louisiana Aviation Board Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	578

		4,338

See Accompanying Notes	Semiannual Report	September 30, 2010	27

Schedule of Investments  PIMCO High Yield Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MARYLAND 0.5%

Maryland State Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	$250	$259

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	300	232

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	295

Maryland State Industrial Development Financing Authority Revenue Notes, Series 2008
5.000% due 12/01/2010	505	506

		1,292

MASSACHUSETTS 1.8%

Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
6.750% due 10/15/2037	1,250	1,126

Massachusetts State Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	1,500	1,628

Massachusetts State General Obligation Notes, Series 2010
0.650% due 02/01/2013	1,500	1,503

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.125% due 07/01/2035	500	490

		4,747

MICHIGAN 4.2%

Detroit, Michigan General Obligation Bonds, (AMBAC Insured), Series 2005
5.150% due 04/01/2025	430	312

Detroit, Michigan General Obligation Bonds, Series 2010
5.250% due 11/01/2035	1,000	1,026

East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	765	605

Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	250	178

Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	50	50

Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	920	838

Michigan State Corner Creek Academy East Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	192

Michigan State Doctor Charles Drew Academy Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	445	320

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	975

Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	968

Michigan State Municipal Bond Authority Revenue Notes, Series 2010
5.000% due 03/21/2011	3,500	3,503

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (g)	$230	$218

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037	1,000	1,005

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	750	578

Royal Oak, Michigan Hospital Finance Authority Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	607

		11,375

MINNESOTA 2.4%

Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	353

Faribault, Minnesota Revenue Bonds, Series 2010
6.750% due 05/01/2036	640	658

Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	591

Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,087

Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	175

Minnesota State Higher Education Facilities Authority Revenue Bonds, Series 2007
5.500% due 05/01/2037	1,000	986

St. Cloud, Minnesota Revenue Bonds, (AGC Insured), Series 2008
5.500% due 05/01/2039	2,000	2,134

Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	472

		6,456

MISSISSIPPI 0.7%

Mississippi State Business Finance Corp. Revenue Bonds, Series 1998
5.875% due 04/01/2022	1,860	1,865

MISSOURI 1.6%

Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	1,900	1,139
6.000% due 07/01/2037	750	451

Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	233

Independence, Missouri Thirty-Ninth Street Transportation District Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	481

Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,386

Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	256

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Missouri State Grindstone Plaza Transportation Development District Sales Tax Revenue Bonds,
Series 2006
5.500% due 10/01/2031	$250	$180
5.550% due 10/01/2036	45	32

		4,158

MONTANA 0.2%

Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (d)	830	514

NEBRASKA 0.4%

Nebraska State Educational Finance Authority Revenue Notes, Series 2005
0.380% due 12/15/2012	1,000	1,000

NEVADA 0.2%

Nevada State Truckee Meadows Water Authority Revenue Notes, Series 2010
5.000% due 07/01/2013	500	550

NEW JERSEY 2.9%

New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	61

New Jersey State Economic Development Authority Revenue Bonds, Series 2001
0.230% due 07/01/2031	3,000	3,000

New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	500	423

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	6,000	4,155

		7,639

NEW MEXICO 1.0%

Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	500	520

New Mexico State Educational Assistance Foundation Revenue Notes, Series 2009
4.000% due 09/01/2016	1,000	1,096

New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	426

Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	542

		2,584

NEW YORK 4.6%

Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	128

Monroe County, New York General Obligation Notes, (AGC Insured), Series 2009
3.750% due 06/01/2011	1,000	1,019

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	407
6.700% due 01/01/2043	1,500	1,520

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	159

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
1.905% due 03/01/2016	$1,250	$1,054

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	1,000	1,015

New York State Dormitory Authority Revenue Bonds, Series 2008
6.250% due 12/01/2037	1,000	1,018

New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2017	5,000	5,876

		12,196

NORTH CAROLINA 1.8%

Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	132

Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	60

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2009
5.000% due 01/01/2026	1,000	1,098

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	47

North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	826

North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	764
6.000% due 04/01/2038	500	444

North Carolina State Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039 (b)	575	574

Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	839

		4,784

OHIO 4.0%

Allen County, Ohio Revenue Bonds, Series 2010
5.000% due 06/01/2038	500	516

Lucas County, Ohio Revenue Notes, (AMBAC Insured), Series 2005
5.000% due 11/15/2010	585	587

Ohio State Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	3,000	3,321

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	1,000	808
5.875% due 06/01/2047	3,500	2,565
6.000% due 06/01/2042	1,520	1,155

Ohio State Revenue Bonds, Series 2010
6.250% due 09/01/2024	250	261

Ohio State Water Development Authority Revenue Bonds, Series 2006
0.280% due 12/01/2033	600	600

University of Toledo, Ohio Revenue Notes, Series 2009
4.000% due 06/01/2012	910	944

		10,757

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OREGON 0.1%

Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	$200	$205

PENNSYLVANIA 5.3%

Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	783

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	2,000	1,528

Cambridge, Pennsylvania Area Joint Authority Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	531

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	481

Geisinger, Pennsylvania Authority Revenue Bonds, Series 2009
0.260% due 06/01/2039	300	300

Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	465

Lancaster County, Pennsylvania Hospital Authority Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	251
6.375% due 07/01/2030	1,000	994

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	137

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	2,615	2,712

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	180	187

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	545

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	413

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 1993
6.625% due 11/15/2023	2,000	2,001

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2034	750	665

Susquehanna, Pennsylvania Area Regional Airport Authority Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,750	1,779

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550	503

		14,275

PUERTO RICO 0.6%

Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	380	412

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2010
5.375% due 08/01/2038	$1,000	$1,062

		1,474

RHODE ISLAND 0.0%

Rhode Island State Health & Educational Building Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	115	115

SOUTH CAROLINA 1.3%

South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,730
6.000% due 11/15/2037	2,000	1,490

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	192

		3,412

TENNESSEE 3.1%

Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,050

Johnson City, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	527

Knox County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.250% due 04/01/2036	750	750

Maury County, Tennessee Industrial Development Board Revenue Bonds, Series 1994
6.500% due 09/01/2024 (a)	150	139

Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 (a)	1,150	1,006

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2020	850	879
5.250% due 09/01/2021	1,000	1,051
5.250% due 09/01/2023	1,340	1,407
5.250% due 09/01/2024	1,375	1,443

		8,252

TEXAS 9.9%

Brazos, Texas River Authority Revenue Bonds, Series 2001
5.750% due 05/01/2036	1,500	1,425
8.250% due 05/01/2033	1,300	651

Brazos, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	227

Brazos, Texas River Authority Revenue Bonds, Series 2006
5.000% due 03/01/2041	2,000	801

Clifton, Texas Higher Education Finance Corp. Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	519

Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	275	303

Gulf Coast, Texas Waste Disposal Authority Revenue Bonds, Series 2003
5.200% due 05/01/2028	1,000	1,022

See Accompanying Notes	Semiannual Report	September 30, 2010	29

Schedule of Investments  PIMCO High Yield Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2009
5.000% due 06/01/2012	$2,000	$2,141

Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	869

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	97
6.125% due 07/15/2027	45	43

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	100
6.750% due 07/01/2029	1,000	1,007

Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	246

Lufkin, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	715

North Texas State Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	161
5.750% due 01/01/2033	1,600	1,710

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,214

North Texas State Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,057

Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	347

Pharr, Texas Higher Education Finance Authority Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	527

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,052

Texas State Alliance Airport Authority Revenue Bonds, Series 2007
5.250% due 12/01/2029	500	373

Texas State General Obligation Notes, Series 2009
5.000% due 08/01/2013	445	497

Texas State Lower Colorado River Authority Revenue Notes, Series 2010
5.000% due 05/15/2013	450	496

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,150	1,195

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	500	521

Texas State Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,600	1,834

Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	2,115	2,016

Trinity, Texas River Authority Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	24

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tyler, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.375% due 11/01/2037	$1,700	$1,677

Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	720	683

		26,550

UTAH 2.2%

Spanish Fork, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	450
5.700% due 11/15/2036	1,000	864

Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,650	1,418

Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,197

Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	561

Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	428

		5,918

VIRGIN ISLANDS 0.4%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2009
5.000% due 10/01/2024	1,000	1,059

VIRGINIA 0.7%

Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	101

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	570	357

Lewistown, Virginia Commerce Center Community Development Authority Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,150	403

Virginia State Peninsula Town Center Community Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,000	1,005

		1,866

WASHINGTON 0.7%

Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,029

Washington State Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	286

Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	547

		1,862

WEST VIRGINIA 0.9%

West Virginia State Economic Development Authority Revenue Bonds, Series 2008
4.850% due 05/01/2019	1,200	1,280

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

West Virginia State Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	$500	$499

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	945	734

		2,513

WISCONSIN 1.4%

Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150	939

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	239

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,074
6.625% due 02/15/2032	1,450	1,529

		3,781

Total Municipal Bonds & Notes (Cost $265,523)		257,002

MORTGAGE-BACKED SECURITIES 0.2%

Countrywide Alternative Loan Trust
1.870% due 11/25/2035	362	208

Residential Accredit Loans, Inc.
0.406% due 02/25/2047	701	349

Total Mortgage-Backed Securities (Cost $653)		557

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011	7,700	66

Total Convertible Preferred Securities (Cost $578)		66

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.2%

REPURCHASE AGREEMENTS 1.8%

State Street Bank and Trust Co.
0.010% due 10/01/2010	$4,833	4,833

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $4,933. Repurchase proceeds are $4,833.)

U.S. TREASURY BILLS 0.4%
0.155% due 10/21/2010 - 01/13/2011 (c)(e)	980	980

Total Short-Term Instruments (Cost $5,813)		5,813

Total Investments 99.5% (Cost $274,643)		$266,018

Other Assets and Liabilities (Net) 0.5%		1,356

Net Assets 100.0%		$267,374

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Notes to Schedule of Investments (amounts in thousands*):

(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Security becomes interest bearing at a future date.
(e)	Securities with an aggregate market value of $980 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(f)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Long Island, New York Power Authority Revenue Bonds, Series 2006	GSC	0.950%	06/20/2018	2.820%	$	5,000	$(514)	$0	$(514)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007	GSC	1.500%	06/20/2018	3.660%		5,000	(530)	0	(530)

							$(1,044)	$0	$(1,044)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007	5.700%	05/01/2037	06/27/2007	$785	$638	0.24%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	07/30/2008	230	218	0.08%

				$1,015	$856	0.32%

See Accompanying Notes	Semiannual Report	September 30, 2010	31

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$2,580	$0	$2,580
Municipal Bonds & Notes
Alabama	0	2,919	0	2,919
Alaska	0	823	0	823
Arizona	0	10,661	0	10,661
California	0	19,200	0	19,200
Colorado	0	13,421	0	13,421
Connecticut	0	1,085	0	1,085
Delaware	0	526	0	526
Florida	0	15,265	0	15,265
Georgia	0	6,735	0	6,735
Hawaii	0	1,042	0	1,042
Idaho	0	1,200	0	1,200
Illinois	0	15,583	0	15,583
Indiana	0	12,481	0	12,481
Iowa	0	4,894	0	4,894
Kansas	0	3,249	0	3,249
Kentucky	0	2,381	0	2,381
Louisiana	0	4,338	0	4,338
Maryland	0	1,292	0	1,292
Massachusetts	0	4,747	0	4,747
Michigan	0	11,375	0	11,375
Minnesota	0	6,456	0	6,456
Mississippi	0	1,865	0	1,865
Missouri	0	4,158	0	4,158
Montana	0	514	0	514
Nebraska	0	1,000	0	1,000
Nevada	0	550	0	550
New Jersey	0	7,639	0	7,639
New Mexico	0	2,584	0	2,584

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
New York	$0	$12,196	$0	$12,196
North Carolina	573	4,211	0	4,784
Ohio	0	10,757	0	10,757
Oregon	0	205	0	205
Pennsylvania	0	14,275	0	14,275
Puerto Rico	0	1,474	0	1,474
Rhode Island	0	115	0	115
South Carolina	0	3,412	0	3,412
Tennessee	0	8,252	0	8,252
Texas	0	26,550	0	26,550
Utah	0	5,918	0	5,918
Virgin Islands	0	1,059	0	1,059
Virginia	0	1,866	0	1,866
Washington	0	1,862	0	1,862
West Virginia	0	2,513	0	2,513
Wisconsin	0	3,781	0	3,781
Mortgage-Backed Securities	0	557	0	557
Convertible Preferred Securities
Banking & Finance	66	0	0	66
Short-Term Instruments
Repurchase Agreements	0	4,833	0	4,833
U.S. Treasury Bills	0	980	0	980
Investments, at value	$639	$265,379	$0	$266,018

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$0	$(1,044)	$(1,044)

Totals	$639	$265,379	$(1,044)	$264,974

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(886)	$0	$0	$0	$0	$(158)	$0	$0	$(1,044)	$(158)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(i)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Liabilities:
Unrealized depreciation on swap agreements	$0	$0	$1,044	$0	$0	$1,044

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$0	$62	$0	$0	$62

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$0	$0	$(158)	$0	$0	$(158)

(1)	See note 5 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Semiannual Report	September 30, 2010	33

Schedule of Investments  PIMCO Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.9%

BANKING & FINANCE 0.9%

American International Group, Inc.
4.250% due 05/15/2013	$600	$622
4.700% due 10/01/2010	1,400	1,400
4.950% due 03/20/2012	100	104
5.600% due 10/18/2016	100	103
8.175% due 05/15/2068	200	202
8.250% due 08/15/2018	900	1,053

Total Corporate Bonds & Notes (Cost $2,701)		3,484

MUNICIPAL BONDS & NOTES 96.4%

ALABAMA 1.4%

Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,354

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,096

		5,450

ALASKA 0.6%

Alaska State Housing Finance Corp. Revenue Bonds, (NPFGC Insured), Series 2002
5.250% due 06/01/2032	540	547

Alaska State Industrial Development & Export Authority Revenue Notes, Series 2010
5.000% due 04/01/2012	250	265

Anchorage, Alaska General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,701

		2,513

ARIZONA 2.0%

Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	6,000	5,734

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.750% due 09/01/2029	2,000	2,087

		7,821

CALIFORNIA 14.3%

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	839

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,565	2,614

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	6,445	7,548

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	7,800	8,172
5.625% due 07/01/2032	3,200	3,321

California State Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,082

California State Imperial Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	824

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State San Ramon Valley Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 07/01/2018	$2,385	$1,785

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	636

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (NPFGC-IBC Insured), Series 1999
5.875% due 01/15/2026	1,565	1,592

Garden Grove, California Public Financing Authority Revenue Notes, Series 2010
4.000% due 12/15/2015	35	39

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2033	6,420	7,116

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	4,750	3,741

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	3,850	3,531

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,532
0.000% due 08/01/2016	1,400	1,164

Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,000	902

Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	967
4.800% due 09/01/2017	875	897

Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	434

Sacramento County, California Sanitation District Revenue Bonds, (NPFGC-FGIC Insured), Series 2007
5.250% due 12/01/2018	275	334

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	4,188

University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	1,500	1,675

		55,933

COLORADO 3.1%

Boulder County, Colorado Revenue Notes, Series 2009
5.000% due 07/15/2018	1,740	2,057

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2003
5.500% due 05/15/2030	1,375	1,495

Colorado State Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	993

Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Insured), Series 2000
5.700% due 10/01/2022	15	16

Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	10	10
6.750% due 04/01/2015	25	25

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	$6,500	$7,654

		12,250

DELAWARE 0.2%

Delaware State Transportation Authority Revenue Notes, Series 2010
4.000% due 09/01/2016	585	656

DISTRICT OF COLUMBIA 0.1%

District of Columbia Revenue Notes, Series 2009
5.000% due 04/01/2019	400	448

FLORIDA 5.4%

Florida State Board of Education General Obligation Bonds, Series 2005
4.750% due 06/01/2035	1,270	1,311

Florida State Board of Education General Obligation Notes, Series 2010
5.000% due 06/01/2020	935	1,125

Florida State JEA Water & Sewer System Revenue Bonds, (NPFGC Insured), Series 2006
3.606% due 10/01/2020	5,000	4,444

Florida State JEA Water & Sewer System Revenue Notes, Series 2010
5.000% due 10/01/2017	50	59

Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	7,000	7,120

Miami-Dade County, Florida Revenue Bonds, Series 2009
5.500% due 10/01/2036	1,000	1,057

Miami-Dade County, Florida Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	788

Miami-Dade County, Florida Revenue Notes, Series 2010
4.000% due 07/01/2016	1,000	1,096

Orange County, Florida Health Facilities Authority Revenue Bonds, (NPFGC Insured), Series 1996
6.250% due 10/01/2011	290	306

Sarasota County, Florida Public Hospital Board Revenue Bonds, (NPFGC Insured), Series 1997
4.233% due 10/01/2021	3,500	3,176

Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	735	777

		21,259

GEORGIA 0.4%

Georgia Medical Center Hospital Authority Revenue Notes, (FSA Insured), Series 2010
5.000% due 08/01/2016	695	780

Georgia State Municipal Electric Authority Revenue Bonds, (NPFGC-IBC Insured), Series 1997
6.500% due 01/01/2012	85	89

Georgia State Municipal Electric Authority Revenue Notes, Series 2010
4.000% due 01/01/2018	560	607

		1,476

HAWAII 0.1%

Hawaii State General Obligation Notes, Series 2009
5.000% due 06/01/2017	300	359

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 9.6%

Chicago, Illinois Airport Revenue Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 01/01/2023	$5,000	$5,368

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	670

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 12/01/2016	700	587
0.000% due 12/01/2031	1,000	335

Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 2001
0.000% due 01/01/2020 (c)	1,290	1,424

Chicago, Illinois Waste & Water Revenue Bonds, (NPFGC Insured), Series 1998
0.000% due 01/01/2021	2,000	1,331

Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,161

Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (NPFGC-FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	2,149

Cook County, Illinois School District No. 63-East Maine General Obligation Notes, Series 2010
2.250% due 12/01/2013	110	114

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	129
0.000% due 12/01/2014	255	228
0.000% due 12/01/2015	1,885	1,614

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	122

Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019	150	177

Illinois State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2023	3,935	3,980

Illinois State Health Facilities Authority Revenue Bonds, (NPFGC Insured), Series 1992
6.250% due 09/01/2021	695	867

Illinois State Revenue Bonds, Series 2009
5.250% due 06/15/2034	2,000	2,098

Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,140
5.000% due 06/15/2017	1,000	1,151

Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	859

Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,919

Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	4,529

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Northern Illinois State Municipal Power Agency Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 01/01/2018	$1,000	$1,126

Will & Kendall Counties, Illinois Community Consolidated School District No. 202 General Obligation Notes, Series 2010
3.000% due 01/01/2013	1,000	1,017

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	2,447

		37,542

INDIANA 3.9%

Danville, Indiana Multi-School Building Corp. Revenue Bonds, (FSA Insured), Series 2001
4.400% due 01/15/2012	170	172
4.500% due 01/15/2013	190	192
4.650% due 01/15/2014	210	212
4.750% due 01/15/2015	235	238
4.850% due 01/15/2016	295	298

Danville, Indiana Multi-School Building Corp. Revenue Notes, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	293

Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,738

Indiana State Finance Authority Revenue Bonds, Series 2009
5.000% due 02/01/2023	250	290

Indiana State IPS Multi-School Building Corp. Revenue Bonds, (NPFGC Insured), Series 2007
3.000% due 01/15/2026	6,800	5,978

Indiana State Tri-Creek School Building Corp. Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	1,052

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	845	918

Indianapolis, Indiana Local Public Improvement Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	582

Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,365

Seymour, Indiana Elementary School Building Corp. Revenue Notes, Series 2010
4.000% due 07/15/2020	855	935

South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	410
5.200% due 02/01/2012	230	233
5.500% due 02/01/2015	180	182

		15,088

KANSAS 0.7%

Kansas State Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	560

Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	591

Sedgwick County, Kansas Unified School District No. 259 General Obligation Bonds, (NPFGC Insured), Series 2005
5.000% due 09/01/2016	1,000	1,167

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wyandotte County-Kansas City, Kansas Unified Government Revenue Notes, Series 2010
5.000% due 09/01/2015	$380	$438

		2,756

KENTUCKY 0.1%

Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	565	567

LOUISIANA 1.1%

Louisiana State General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
5.000% due 04/01/2019	270	286

Louisiana State Public Facilities Authority Revenue Notes, Series 2010
2.875% due 11/01/2015 (a)	1,000	1,001

Louisiana State St. Tammany Parish Revenue Notes, Series 2010
5.000% due 08/01/2016	615	700
5.000% due 08/01/2018	505	571

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,680	1,694

		4,252

MARYLAND 0.3%

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	1,250	1,194

MASSACHUSETTS 2.5%

Dedham-Westwood, Massachusetts General Obligation Notes, Series 2010
2.000% due 09/01/2017	20	20

Massachusetts State Department of Transportation Revenue Notes, Series 2010
4.000% due 01/01/2017	65	71

Massachusetts State Development Finance Agency Revenue Notes, Series 2009
2.875% due 10/01/2014	1,000	1,021

Massachusetts State Educational Financing Authority Revenue Notes, Series 2010
2.000% due 01/01/2012	500	505

Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
2.115% due 11/01/2019	5,090	4,662
2.125% due 11/01/2020	2,595	2,355

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	522

Massachusetts State Revenue Bonds, (NPFGC-FGIC Insured), Series 2004
1.712% due 01/01/2017	475	463
1.752% due 01/01/2016	250	246

		9,865

MICHIGAN 1.5%

Michigan State Building Authority Revenue Bonds, (FSA-CR/FGIC Insured), Series 2006
0.000% due 10/15/2023	3,400	1,824

Michigan State Municipal Bond Authority Revenue Notes, Series 2010
5.000% due 03/21/2011	1,700	1,701

See Accompanying Notes	Semiannual Report	September 30, 2010	35

Schedule of Investments  PIMCO Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	$1,000	$1,037

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,335	1,228

		5,790

MINNESOTA 0.7%

Minnesota State Higher Education Facilities Authority Revenue Notes, Series 2010
3.000% due 10/01/2014 (a)	500	509

St. Cloud, Minnesota Revenue Bonds, (AGC Insured), Series 2008
5.500% due 05/01/2039	2,000	2,134

		2,643

MISSOURI 1.5%

Lee's Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	417

Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,059

Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,113
5.000% due 11/01/2015	540	583

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	270	271

Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 05/15/2017	100	110

Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	165	167

St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,105

		5,825

NEW HAMPSHIRE 0.6%

New Hampshire State Health & Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2015	1,000	1,098
5.000% due 07/01/2017	1,075	1,174

		2,272

NEW JERSEY 3.2%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.600% due 01/01/2012	430	428
6.000% due 11/01/2028	2,500	2,366
6.500% due 04/01/2018	645	689
6.500% due 04/01/2031	500	521

New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,562

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,350	5,090

		12,656

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW MEXICO 1.4%

New Mexico State Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025	$5,000	$5,285

NEW YORK 7.0%

Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
1.818% due 09/01/2015	3,000	2,944

New York City, New York General Obligation Bonds, (NPFGC Insured), Series 2001
5.250% due 11/01/2015	300	319

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,947

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.025% due 03/01/2020	3,900	3,051
2.075% due 03/01/2022	4,000	3,054
5.000% due 03/01/2031	4,145	4,275

New York City, New York Industrial Development Agency Revenue Bonds, (NPFGC Insured), Series 2006
2.085% due 03/01/2023	4,000	3,016

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	1,440	1,521

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,098

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	150	170

		27,395

NORTH CAROLINA 1.1%

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2009
5.000% due 01/01/2026	1,000	1,097

North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2009
5.000% due 01/01/2017	1,000	1,144

North Carolina State Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	2,068

North Carolina State Municipal Power Agency No. 1 Revenue Notes, Series 2008
5.250% due 01/01/2017	30	35

		4,344

OHIO 4.2%

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	4,500	4,745

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	450	344
5.875% due 06/01/2047	5,600	4,105

Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	140	163

Ohio State Building Authority Revenue Bonds, Series 2010
5.000% due 10/01/2020	2,800	3,315

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ohio State General Obligation Bonds, Series 2009
5.000% due 08/01/2020	$3,145	$3,750

Ohio State Higher Educational Facility Commission Revenue Notes, Series 2010
4.000% due 01/15/2013	150	158

		16,580

OKLAHOMA 0.7%

Oklahoma State Capital Improvement Authority Revenue Bonds, Series 2006
0.320% due 07/01/2031	2,900	2,900

PENNSYLVANIA 3.5%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	785

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
3.000% due 05/15/2011	250	254
5.000% due 05/15/2018	500	571

Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	800	842

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2010
4.000% due 10/01/2023 (a)	1,000	1,003

Pennsylvania State General Obligation Bonds, Series 2009
5.000% due 04/15/2020	5,000	5,942

Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 08/01/2017	1,500	1,778

Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2015	765	768

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	957

Wilkes-Barre, Pennsylvania Finance Authority Revenue Notes, Series 2010
4.000% due 11/01/2015	560	614

		13,514

PUERTO RICO 0.9%

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
3.236% due 07/01/2019	3,000	2,732

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2010
5.375% due 08/01/2038	750	796

		3,528

RHODE ISLAND 0.6%

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,175	2,160

SOUTH CAROLINA 1.0%

Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,703

36	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Piedmont, South Carolina Municipal Power Agency Revenue Notes, Series 2009
5.000% due 01/01/2015	$250	$278

South Carolina State Jobs-Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 02/01/2038	1,000	1,070

		4,051

TENNESSEE 2.7%

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,153
5.000% due 02/01/2024	1,400	1,445
5.000% due 02/01/2027	5,000	5,033

		10,631

TEXAS 13.4%

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	90	94

Birdville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	1,296

Eagle Mountain & Saginaw, Texas Independent School District General Obligation Notes, Series 2010
0.000% due 08/15/2016	250	218

Fort Bend County, Texas General Obligation Bonds, (NPFGC Insured), Series 2007
4.750% due 03/01/2031	400	420

Godley, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.250% due 02/15/2028	3,000	3,328

Houston, Texas Airport Systems Revenue Bonds, (NPFGC-FGIC Insured), Series 1998
5.000% due 07/01/2025	3,000	3,001

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	1,007

Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	165	171

Houston, Texas Revenue Notes, Series 2010
5.000% due 11/15/2018	25	30

Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,054

Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	20	13

North Central Texas State Health Facility Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,065

North Texas State Health Facilities Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/01/2020	895	956

San Antonio, Texas General Obligation Notes, Series 2010
5.000% due 08/01/2019	10	12

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Springtown, Texas Independent School District, General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.000% due 02/15/2033	$10,160	$10,990

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	3,425	3,528

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,706

Texas State Alliance Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,014

Texas State Leander Independent School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	675

Texas State Lower Colorado River Authority Revenue Bonds, (NPFGC Insured), Series 2006
4.750% due 05/15/2029	7,000	7,286

Texas State Lower Colorado River Authority Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	894

Texas State Lower Colorado River Authority Revenue Notes, Series 2010
5.000% due 05/15/2013	1,000	1,102

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,260

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	850	886

Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024	5,020	5,512

Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (f)	1,400	1,640

University of North Texas Revenue Notes, Series 2010
4.000% due 04/15/2020	50	56

University of Texas Revenue Notes, Series 2010
5.000% due 08/15/2018	1,000	1,205

Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	663

Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	150	178

		52,260

UTAH 0.2%

Utah State Intermountain Power Agency Revenue Bonds, (AMBAC Insured), Series 1993
0.000% due 07/01/2017	1,000	837

VIRGIN ISLANDS 0.4%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,539

VIRGINIA 0.2%

Virginia State Housing Development Authority Revenue Bonds, (NPFGC Insured), Series 2001
5.350% due 07/01/2031	845	850

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 3.4%

King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2028	$2,500	$2,774

Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	2,147

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,898

Washington State General Obligation Notes, Series 2009
5.000% due 08/01/2017	15	18

Washington State General Obligation Notes, Series 2010
5.000% due 07/01/2019	15	18

Washington State Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	830	869

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,220	4,266

Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2023	1,220	1,351

		13,341

WISCONSIN 2.4%

Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	106
5.000% due 06/01/2019	100	106
5.000% due 06/01/2020	100	105
5.100% due 06/01/2021	100	105
5.100% due 06/01/2022	100	105
5.100% due 06/01/2023	100	105

Wisconsin State General Obligation Notes, Series 2008
4.750% due 05/01/2018	5,000	5,496

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2032	580	612

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2002
4.700% due 11/01/2012	315	320
5.350% due 11/01/2022	1,210	1,237

Wisconsin State Housing & Economic Development Authority Revenue Notes, (NPFGC Insured), Series 2002
4.700% due 05/01/2012	1,175	1,194

		9,491

Total Municipal Bonds & Notes (Cost $366,703)		377,321

MORTGAGE-BACKED SECURITIES 1.2%

Countrywide Alternative Loan Trust
1.870% due 11/25/2035	2,170	1,244
2.426% due 11/25/2035	2,352	1,380

Residential Accredit Loans, Inc.
0.406% due 02/25/2047	4,033	2,009

Total Mortgage-Backed Securities (Cost $5,459)		4,633

See Accompanying Notes	Semiannual Report	September 30, 2010	37

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.9%

REPURCHASE AGREEMENTS 1.2%

State Street Bank and Trust Co.
0.010% due 10/01/2010	$4,492	$4,492

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $4,583. Repurchase proceeds are $4,492.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.7%
0.149% due 10/21/2010 - 01/20/2011 (b)(d)	$2,860	$2,860

Total Short-Term Instruments (Cost $7,351)		7,352

Total Investments 100.4% (Cost $382,215)		$392,790

Other Assets and Liabilities (Net) (0.4%)		(1,544)

Net Assets 100.0%		$391,246

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Coupon represents a weighted average yield.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $2,860 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(e)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2008	GSC	0.530%	06/20/2018	1.790%	$	5,000	$(387)	$0	$(387)
Bay Area, California Toll Authority Revenue Bonds, Series 2006	GSC	0.700%	06/20/2018	2.420%		5,000	(491)	0	(491)
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001	GSC	0.640%	06/20/2018	2.220%		5,000	(461)	0	(461)
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005	GSC	0.650%	06/20/2018	2.850%		5,000	(603)	0	(603)
San Antonio, Texas Revenue Bonds, Series 2005	GSC	0.700%	06/20/2018	1.740%		5,000	(318)	0	(318)
Utah State Intermountain Power Agency Revenue Bonds, Series 2008	GSC	0.880%	06/20/2018	2.220%		5,000	(391)	0	(391)
Washington State Energy Northwest Revenue Notes, Series 2008	GSC	0.700%	06/20/2018	2.160%		5,000	(429)	0	(429)

							$(3,080)	$0	$(3,080)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(f)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,486	$1,640	0.42%

38	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$3,483	$0	$3,483
Municipal Bonds & Notes
Alabama	0	5,450	0	5,450
Alaska	0	2,513	0	2,513
Arizona	0	7,821	0	7,821
California	0	55,933	0	55,933
Colorado	0	12,250	0	12,250
Delaware	0	656	0	656
District of Columbia	0	448	0	448
Florida	0	21,259	0	21,259
Georgia	0	1,476	0	1,476
Hawaii	0	359	0	359
Illinois	0	37,542	0	37,542
Indiana	0	15,088	0	15,088
Kansas	0	2,756	0	2,756
Kentucky	0	567	0	567
Louisiana	0	4,252	0	4,252
Maryland	0	1,194	0	1,194
Massachusetts	0	9,865	0	9,865
Michigan	0	5,790	0	5,790
Minnesota	0	2,643	0	2,643
Missouri	0	5,825	0	5,825
New Hampshire	0	2,272	0	2,272
New Jersey	0	12,656	0	12,656
New Mexico	0	5,285	0	5,285
New York	0	27,395	0	27,395

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
North Carolina	$0	$4,344	$0	$4,344
Ohio	0	16,580	0	16,580
Oklahoma	0	2,900	0	2,900
Pennsylvania	0	13,514	0	13,514
Puerto Rico	0	3,528	0	3,528
Rhode Island	0	2,160	0	2,160
South Carolina	0	4,051	0	4,051
Tennessee	0	10,631	0	10,631
Texas	0	52,260	0	52,260
Utah	0	838	0	838
Virgin Islands	0	1,539	0	1,539
Virginia	0	850	0	850
Washington	0	13,341	0	13,341
Wisconsin	0	9,491	0	9,491
Mortgage-Backed Securities	0	4,633	0	4,633
Short-Term Instruments
Repurchase Agreements	0	4,492	0	4,492
U.S. Treasury Bills	0	2,860	0	2,860
Investments, at value	$0	$392,790	$0	$392,790

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$0	$(3,080)	$(3,080)

Totals	$0	$392,790	$(3,080)	$389,710

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(2,183)	$0	$0	$0	$0	$(897)	$0	$0	$(3,080)	$(897)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes	Semiannual Report	September 30, 2010	39

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	(Unaudited) September 30, 2010

(h)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Liabilities:
Unrealized depreciation on swap agreements	$0	$0	$3,080	$0	$0	$3,080

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$0	$121	$0	$0	$121

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$0	$0	$(897)	$0	$0	$(897)

(1)	See note 5 in the Notes to Financial Statements for additional information.

40	PIMCO Funds	See Accompanying Notes

Schedule of Investments PIMCO MuniGO Fund	(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 97.9%

ALABAMA 2.5%

Alabama State General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 08/01/2017	$730	$874

CALIFORNIA 16.9%

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	1,800	2,108

California State General Obligation Notes, Series 2009
5.000% due 07/01/2019	250	298

California State William S. Hart Union High School District General Obligation Notes, Series 2009
4.000% due 08/01/2017	100	105

Escondido, California Union High School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2022	1,000	565

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2024	500	521

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	500	458

Napa Valley, California Unified School District General Obligation Notes, Series 2009
5.500% due 08/01/2018	125	155
5.500% due 08/01/2019	150	185

Nevada, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2019	525	601

San Bernardino, California Community College District General Obligation Notes, Series 2009
0.000% due 08/01/2016	320	264

San Rafael, California City High School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2027	325	335

Whittier, California Union High School District General Obligation Bonds, Series 2009
0.000% due 08/01/2025	500	222

		5,817

FLORIDA 5.0%

Florida State Board of Education General Obligation Bonds, Series 2005
5.000% due 01/01/2016	220	252

Florida State Board of Education General Obligation Bonds, Series 2008
5.000% due 06/01/2020	500	571

Florida State Board of Education General Obligation Notes, Series 2009
5.000% due 06/01/2018	500	593

Florida State Board of Education General Obligation Notes, Series 2010
5.000% due 06/01/2020	250	301

		1,717

GEORGIA 3.8%

Douglasville, Georgia General Obligation Notes, (AGC Insured), Series 2009
5.000% due 02/01/2019	590	707

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	$500	$596

		1,303

ILLINOIS 7.4%

Chicago, Illinois Board of Education General Obligation Bonds, (AGC Insured), Series 2009
5.000% due 12/01/2019	500	569

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 12/01/2016	250	209

Chicago, Illinois General Obligation Bonds, Series 2003
0.290% due 01/01/2034	1,000	1,000

Chicago, Illinois General Obligation Bonds, Series 2008
5.250% due 01/01/2021	100	113

Cook County, Illinois General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2017	100	110

Cook County, Illinois School District No. 63-East Maine General Obligation Notes, Series 2010
4.000% due 12/01/2015	500	554

		2,555

LOUISIANA 1.5%

Louisiana State General Obligation Notes, Series 2009
5.000% due 05/01/2018	445	526

MASSACHUSETTS 5.1%

Malden, Massachusetts General Obligation Bonds, (AGC Insured), Series 2009
5.000% due 10/15/2020	560	655

Massachusetts State General Obligation Bonds, (NPFGC-IBC Insured), Series 2001
5.500% due 11/01/2019	150	187

Massachusetts State General Obligation Bonds, Series 2002
5.500% due 08/01/2018	250	309

Massachusetts State General Obligation Notes, Series 2010
5.000% due 06/01/2017	500	595

		1,746

MINNESOTA 1.7%

Minnesota State General Obligation Bonds, Series 2006
5.000% due 11/01/2016	500	600

MISSISSIPPI 2.8%

De Soto County, Mississippi General Obligation Notes, Series 2009
5.000% due 11/01/2019	300	359

Mississippi State General Obligation Bonds, Series 2002
5.500% due 12/01/2018	125	154

Mississippi State General Obligation Bonds, Series 2008
5.000% due 10/01/2021	375	435

		948

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 1.7%

Clark County, Nevada School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 06/15/2021	$500	$567

NEW YORK 5.2%

East Islip, New York Union Free School District General Obligation Notes, Series 2010
4.000% due 06/15/2016	500	565

Monroe County, New York General Obligation Notes, (AGC Insured), Series 2009
4.000% due 06/01/2012	100	105

New York City, New York General Obligation Bonds, Series 2008
5.250% due 09/01/2020	150	176

New York City, New York General Obligation Notes, Series 2010
5.000% due 06/01/2016	500	583

Somers, New York Central School District General Obligation Notes, Series 2009
5.000% due 07/15/2019	300	359

		1,788

NORTH CAROLINA 2.4%

Mecklenburg County, North Carolina General Obligation Bonds, Series 2009
5.000% due 03/01/2020	680	819

OHIO 10.8%

Cincinnati, Ohio General Obligation Bonds, Series 2009
5.000% due 12/01/2020	150	176

Dayton, Ohio General Obligation Bonds, Series 2009
5.000% due 12/01/2019	500	579

Ohio State General Obligation Bonds, Series 2002
5.500% due 02/01/2020	500	615

Ohio State General Obligation Notes, Series 2009
5.000% due 09/15/2016	1,000	1,182

Ohio State General Obligation Notes, Series 2010
5.000% due 08/01/2016	1,000	1,179

		3,731

OREGON 2.5%

Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 06/15/2018	700	848

SOUTH CAROLINA 4.0%

Charleston County, South Carolina General Obligation Notes, Series 2009
5.500% due 08/01/2019	500	631

Fort Mill, South Carolina School District No. 4 General Obligation Bonds, Series 2009
5.000% due 03/01/2021	380	451

Richland County, South Carolina School District No. 2 General Obligation Notes, Series 2010
5.000% due 02/01/2020	250	301

		1,383

TENNESSEE 2.5%

Memphis, Tennessee General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 10/01/2018	700	849

See Accompanying Notes	Semiannual Report	September 30, 2010	41

Schedule of Investments PIMCO MuniGO Fund (Cont.)	(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 16.2%

Carroll, Texas Independent School District General Obligation Notes, Series 2009
5.250% due 02/15/2019	$500	$603

Eagle Mountain & Saginaw, Texas Independent School District General Obligation Notes, Series 2010
0.000% due 08/15/2017	250	208

Harris County, Texas General Obligation Bonds, Series 2008
5.000% due 10/01/2019	500	611

Harris County, Texas General Obligation Bonds, Series 2009
5.000% due 10/01/2021	500	593

Houston, Texas General Obligation Bonds, Series 1998
5.500% due 03/01/2017	500	610

Houston, Texas Water and Sewer Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2019	350	272

Leander, Texas General Obligation Notes, (FSA Insured), Series 2010
4.000% due 08/15/2016	250	281

Mesquite, Texas Independent School District General Obligation Notes, Series 2009
5.000% due 08/15/2017	200	236

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pharr San-Juan Alamo, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
5.500% due 02/01/2019	$100	$118

Spring Branch, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.250% due 02/01/2038	250	273

Spring Branch, Texas Independent School District General Obligation Notes, Series 2009
5.000% due 02/01/2016	750	874

Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2021	250	293

Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017	500	599

		5,571

WASHINGTON 3.3%

Washington State General Obligation Bonds, Series 2009
5.000% due 08/01/2020	400	475
5.000% due 01/01/2021	150	175

Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020	400	472

		1,122

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 2.6%

Milwaukee, Wisconsin General Obligation Bonds, Series 2001
5.000% due 06/15/2019	$500	$595

Pleasant Prairie, Wisconsin General Obligation Notes, Series 2009
5.000% due 09/01/2018	250	294

		889

Total Municipal Bonds & Notes (Cost $31,856)		33,653

SHORT-TERM INSTRUMENTS 2.0%

REPURCHASE AGREEMENTS 2.0%

State Street Bank and Trust Co.
0.010% due 10/01/2010	696	696

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $715. Repurchase proceeds are $696.)

Total Short-Term Instruments (Cost $696)		696

Total Investments 99.9% (Cost $32,552)		$34,349

Other Assets and Liabilities (Net) 0.1%		43

Net Assets 100.0%		$34,392

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Municipal Bonds & Notes
Alabama	$0	$874	$0	$874
California	0	5,817	0	5,817
Florida	0	1,717	0	1,717
Georgia	0	1,303	0	1,303
Illinois	0	2,555	0	2,555
Louisiana	0	526	0	526
Massachusetts	0	1,746	0	1,746
Minnesota	0	600	0	600
Mississippi	0	948	0	948
Nevada	0	567	0	567
New York	0	1,788	0	1,788

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
North Carolina	$0	$819	$0	$819
Ohio	0	3,731	0	3,731
Oregon	0	848	0	848
South Carolina	0	1,383	0	1,383
Tennessee	0	849	0	849
Texas	0	5,571	0	5,571
Washington	0	1,122	0	1,122
Wisconsin	0	889	0	889
Short-Term Instruments
Repurchase Agreements	0	696	0	696
Investments, at value	$0	$34,349	$0	$34,349

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

42	PIMCO Funds	See Accompanying Notes

Schedule of Investments PIMCO New York Municipal Bond Fund	(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.3%

BANKING & FINANCE 0.3%

American International Group, Inc.
4.250% due 05/15/2013	$150	$156
4.700% due 10/01/2010	300	300
5.600% due 10/18/2016	100	102

SLM Corp.
0.728% due 10/25/2011	50	48

Total Corporate Bonds & Notes (Cost $527)		606

MUNICIPAL BONDS & NOTES 98.2%

CALIFORNIA 0.6%

California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	275	247

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	917

		1,164

ILLINOIS 0.4%

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	648

NEW YORK 92.2%

Amherst, New York Development Corp. Revenue Notes, (FSA Insured), Series 2010
4.000% due 10/01/2016	1,135	1,232

Babylon, New York Industrial Development Agency Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,122

Buffalo, New York Fiscal Stability Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 09/01/2014	1,040	1,184

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	89

Erie County, New York General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
5.250% due 03/15/2017	1,000	1,085

Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,088

Genesee County, New York General Obligation Notes, Series 2010
2.500% due 04/15/2011	500	505

Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	3,920	4,134

Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,495	1,645

Liberty, New York Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,020

Long Island, New York Power Authority Revenue Bonds, (FSA Insured), Series 2000
0.000% due 06/01/2013	430	419

Long Island, New York Power Authority Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	1,000	1,084

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Island, New York Power Authority Revenue Bonds, Series 2008
6.000% due 05/01/2033	$2,000	$2,313

Long Island, New York Power Authority Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,676

Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
1.818% due 09/01/2015	500	491

Nassau County, New York General Obligation Notes, Series 2009
4.000% due 06/01/2011	1,000	1,023

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2008
0.240% due 01/01/2042	1,000	1,000

Nassau County, New York Interim Finance Authority Revenue Bonds, Series 2009
5.000% due 11/15/2020	2,000	2,390

New Rochelle, New York City School District General Obligation Notes, (AGC Insured), Series 2010
5.000% due 12/01/2017	1,000	1,204

New York City, New York General Obligation Bonds, (FSA Insured), Series 2005
1.398% due 08/01/2016	2,500	2,428

New York City, New York General Obligation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2018	500	568

New York City, New York General Obligation Bonds, Series 2004
5.000% due 08/01/2014	1,000	1,144

New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,770	1,955

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,107

New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,148
5.000% due 10/01/2019	2,300	2,646

New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2021	500	580
5.375% due 04/01/2036	2,660	2,931

New York City, New York General Obligation Notes, (NPFGC-IBC Insured), Series 2002
5.750% due 08/01/2011	250	261

New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	256

New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	589

New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	456
5.000% due 01/01/2046	1,500	1,390

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.075% due 03/01/2022	1,400	1,069
5.000% due 03/01/2031	750	774

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Industrial Development Agency Revenue Bonds, (NPFGC Insured), Series 2006
2.085% due 03/01/2023	$2,350	$1,772

New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	230	234

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	835	787
5.500% due 01/01/2016	1,000	1,099

New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
1.905% due 03/01/2016	2,425	2,046

New York City, New York Local Government Assistance Corp. Revenue Bonds, Series 2008
5.000% due 04/01/2019	2,500	2,962

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	1,000	1,036

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,161

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	541
5.000% due 06/15/2040	2,660	2,843
5.250% due 06/15/2040	1,000	1,103

New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 02/01/2014	1,000	1,109

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	556
5.250% due 02/01/2029	1,500	1,522

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2009
5.000% due 01/15/2020	5,000	5,780

New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	631

New York City, New York Transitional Finance Authority Revenue Notes, Series 2005
5.000% due 11/01/2013	1,000	1,126

New York City, New York Transitional Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2013	200	226

New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
0.290% due 04/01/2027	850	850
5.000% due 04/01/2028	2,540	2,832

New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2009
5.000% due 01/01/2034	2,000	2,185

New York City, New York Trust for Cultural Resources Revenue Notes, Series 2010
5.000% due 10/01/2017	2,000	2,410

New York State Brooklyn Arena Local Development Corp. Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	821

New York State Dormitory Authority Revenue Bonds, (BHAC-CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,096

New York State Dormitory Authority Revenue Bonds, (BHAC-CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,154

See Accompanying Notes	Semiannual Report	September 30, 2010	43

Schedule of Investments  PIMCO New York Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	$145	$153

New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 1999
4.750% due 08/15/2022	25	25

New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 10/01/2030	750	776

New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,158

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	431

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	794

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,187
5.000% due 07/01/2026	500	512

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,100
5.000% due 02/15/2037	2,000	2,080

New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,754
5.000% due 07/01/2038	1,000	1,064
6.125% due 12/01/2029	500	517
6.250% due 12/01/2037	350	356

New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,076
5.500% due 05/01/2037	400	422

New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2035	500	537
5.000% due 10/01/2040	250	255

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	470

New York State Dormitory Authority Revenue Notes, (NPFGC Insured), Series 2002
5.000% due 10/01/2012	500	538

New York State Dormitory Authority Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 07/01/2011	250	258

New York State Dormitory Authority Revenue Notes, (NPFGC-FGIC/FHA Insured), Series 2005
5.000% due 02/01/2013	965	1,043

New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,914

New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 03/15/2013	1,000	1,105
5.000% due 07/01/2015	1,000	1,156
5.000% due 12/15/2016	2,000	2,392
5.000% due 07/01/2017	2,000	2,350

New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,176

New York State Dormitory Authority Revenue Notes, Series 2010
4.000% due 05/15/2016	350	384

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 07/01/2016	$845	$919
4.000% due 10/01/2016	320	342
5.000% due 07/01/2015	1,000	1,156
5.000% due 07/01/2016	1,000	1,124

New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
4.550% due 05/01/2012	1,000	1,012
5.000% due 06/15/2014	400	430

New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	2,000	2,231

New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,561

New York State Environmental Facilities Corp. Revenue Bonds, Series 2007
4.750% due 06/15/2032	1,250	1,338

New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,509

New York State Environmental Facilities Corp. Revenue Notes, Series 2002
5.000% due 06/15/2012	500	538

New York State Housing Finance Agency Revenue Bonds, (NPFGC-FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,072

New York State Local Government Assistance Corp. Revenue Bonds, Series 1993
6.000% due 04/01/2014	315	354

New York State Metropolitan Transportation Authority Revenue Bonds, (NPFGC-FGIC Insured), Series 2003
5.000% due 11/15/2032	200	206

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2018	1,000	1,219

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,035

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,691

New York State Port Authority of New York & New Jersey Revenue Bonds, (FSA Insured), Series 2006
4.750% due 12/01/2026	3,000	3,155

New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	559

New York State Sales Tax Asset Receivables Corp. Revenue Bonds, (NPFGC Insured), Series 2004
5.250% due 10/15/2018	1,000	1,134

New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2029	2,000	2,091
4.750% due 01/01/2030	1,000	1,043

New York State Thruway Authority Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	568

New York State Thruway Authority Revenue Notes, (NPFGC Insured), Series 2002
5.250% due 04/01/2011	500	512
5.500% due 04/01/2012	260	279

New York State Tobacco Settlement Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 06/01/2022	1,000	1,076

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2021	$3,610	$4,177
5.000% due 11/15/2037	2,000	2,141

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2010
4.000% due 11/15/2038	500	534

New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	2,000	1,733

New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 01/01/2019	2,000	2,360

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	506

New York State Urban Development Corp. Revenue Bonds, Series 2009
5.250% due 03/15/2038	550	612

New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2015	1,000	1,181

New York State Urban Development Corp. Revenue Notes, Series 2010
4.000% due 01/01/2016	2,000	2,208

Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	490	492

Oneida County, New York Industrial Development Agency, Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,922

Onondaga, New York Revenue Notes, Series 2010
5.000% due 12/01/2019	250	300

Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	500	559

Rensselaer, New York Municipal Leasing Corp. Revenue Notes, Series 2009
5.000% due 06/01/2019	1,000	1,049

Rockland County, New York Solid Waste Management Authority Revenue Notes, Series 2010
3.250% due 12/15/2016	145	153
4.000% due 12/15/2018	265	288

Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	400	421

St. Lawrence County, New York Industrial Development Agency Revenue Notes, Series 2009
4.000% due 10/01/2014	1,500	1,636

Suffolk County, New York Industrial Development Agency Revenue Bonds, Series 2000
5.000% due 03/01/2026	1,075	1,145

Tompkins County, New York Industrial Development Agency Revenue Notes, Series 2008
5.000% due 07/01/2017	500	598

Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	528

Yonkers, New York General Obligation Notes, Series 2010
2.000% due 11/15/2011	1,305	1,315

Yonkers, New York Industrial Development Agency Revenue Bonds, Series 2001
5.000% due 06/01/2015	575	645

		170,528

44	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PUERTO RICO 4.2%

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
3.236% due 07/01/2019	$3,650	$3,324
3.256% due 07/01/2020	1,000	897

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	282

Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,200	1,302

Puerto Rico Electric Power Authority Revenue Bonds, (XLCA Insured), Series 2002
5.375% due 07/01/2016	305	348

Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	1,250	1,352

Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	212

		7,717

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 0.4%

Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	$805	$714

VIRGIN ISLANDS 0.4%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	257

Virgin Islands Public Finance Authority Revenue Notes, Series 2010
5.000% due 10/01/2016	500	552

		809

Total Municipal Bonds & Notes (Cost $169,536)		181,580

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS 0.5%

State Street Bank and Trust Co.
0.010% due 10/01/2010	$861	$861

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $883. Repurchase proceeds are $861.)

Total Short-Term Instruments (Cost $861)		861

Total Investments 99.0% (Cost $170,924)		$183,047

Other Assets and Liabilities (Net) 1.0%		1,841

Net Assets 100.0%		$184,888

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$606	$0	$606
Municipal Bonds & Notes
California	0	1,164	0	1,164
Illinois	0	648	0	648
New York	0	170,528	0	170,528

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Puerto Rico	$0	$7,717	$0	$7,717
Texas	0	714	0	714
Virgin Islands	0	809	0	809
Short-Term Instruments
Repurchase Agreements	0	861	0	861
Investments, at value	$0	$183,047	$0	$183,047

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	Semiannual Report	September 30, 2010	45

Schedule of Investments  PIMCO Short Duration Municipal Income Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.8%

BANKING & FINANCE 0.8%

American International Group, Inc.
4.250% due 05/15/2013	$300	$311
4.700% due 10/01/2010	700	700

General Electric Capital Corp.
0.663% due 07/27/2012	450	447

JPMorgan Chase & Co.
7.900% due 04/29/2049	1,400	1,506

SLM Corp.
0.728% due 10/25/2011	125	119

Total Corporate Bonds & Notes (Cost $2,866)		3,083

MUNICIPAL BONDS & NOTES 97.4%

ALABAMA 0.4%

Cullman County, Alabama Health Care Authority Revenue Notes, Series 2009
5.000% due 02/01/2012	1,245	1,287

University of Alabama Revenue Notes, Series 2008
5.000% due 07/01/2015	320	368

		1,655

ALASKA 0.2%

North Slope, Alaska General Obligation Notes, Series 2009
5.000% due 06/30/2012	750	802

ARIZONA 1.2%

Arizona State Development Authority Infrastructure Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2011	2,195	2,261
5.000% due 08/01/2012	2,305	2,458

		4,719

ARKANSAS 0.4%

University of Arkansas Revenue Notes, Series 2009
3.000% due 11/01/2012	200	209

University of Arkansas Revenue Notes, Series 2010
3.000% due 12/01/2012	1,295	1,350

		1,559

CALIFORNIA 13.8%

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2002
0.270% due 05/01/2022	3,530	3,530

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
0.260% due 05/01/2016	3,000	3,000

California State Department of Water Resources Revenue Bonds, Series 2002
0.230% due 05/01/2022	980	980
6.000% due 05/01/2014	3,075	3,376

California State Educational Facilities Authority Revenue Bonds, Series 2000
0.220% due 12/01/2030	3,000	3,000

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.300% due 10/01/2026	425	425

California State Educational Facilities Authority Revenue Notes, Series 2010
1.070% due 10/01/2015	1,000	1,003

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	$1,600	$1,676

California State Municipal Finance Authority Certificates of Participation Notes, Series 2009
3.000% due 02/01/2011	500	502

California State Municipal Finance Authority Revenue Bonds, Series 2010
0.260% due 01/01/2040	2,000	2,000

California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 06/15/2013	1,150	1,257

Folsom, California Redevelopment Agency Tax Allocation Notes, Series 2009
3.000% due 08/01/2012	790	801

Fresno, California Revenue Notes, Series 2010
0.750% due 06/01/2011	775	775

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	1,110	1,250
6.250% due 06/01/2033	3,945	4,373

Irvine, California Special Assessment Bonds, Series 1994
0.290% due 09/02/2020	384	384

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
0.240% due 07/01/2031	200	200

Los Angeles, California Department of Airports Revenue Notes, Series 2009
3.500% due 05/15/2012	2,980	3,098

Los Angeles, California Department of Water & Power Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 07/01/2011	10	10

Los Angeles, California Unified School District Certificates of Participation Bonds, Series 2008
0.250% due 10/01/2031	1,975	1,975

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	3,290

Newport Beach, California Revenue Bonds, Series 2008
0.260% due 12/01/2040	1,000	1,000

Newport Beach, California Revenue Bonds, Series 2009
4.000% due 12/01/2038	350	354

Pasadena, California Unified School District General Obligation Notes, Series 2009
3.000% due 08/01/2011	1,465	1,495

Riverside County, California Transportation Commission Revenue Bonds, Series 2009
0.260% due 06/01/2029	4,875	4,875

San Francisco, California City & County Finance Corp. Revenue Bonds, Series 2008
0.260% due 04/01/2030	2,130	2,130

San Francisco, California City & County General Obligation Notes, Series 2008
2.850% due 06/15/2012	1,400	1,456

San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
5.000% due 11/01/2012	3,000	3,273

San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	480	511

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Mateo County, California Joint Powers Financing Authority Revenue Notes, Series 2009
5.000% due 07/15/2013	$1,000	$1,104

Santa Margarita-Dana, California Point Authority Revenue Notes, Series 2009
3.000% due 08/01/2011	150	153

Southern California State Metropolitan Water District Revenue Bonds, Series 1999
0.260% due 07/01/2027	300	300

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	602

University of California Regents Medical Center Revenue Bonds, Series 2007
0.280% due 05/15/2032	555	555

Visalia, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2013	1,765	1,896

		56,609

COLORADO 2.3%

Colorado Springs, Colorado School District No. 11 Facilities Corp. Certificates of Participation Notes, Series 2009
3.000% due 12/01/2011	550	562

Colorado State Certificates of Participation Notes, Series 2010
3.000% due 03/01/2012	510	525

Colorado State Educational & Cultural Facilities Authority Revenue Notes, Series 2010
2.000% due 09/01/2011	320	323
2.000% due 09/01/2012	1,385	1,405
5.000% due 09/01/2013	2,145	2,369

Colorado State Health Facilities Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	300	323

Colorado State Health Facilities Authority Revenue Notes, (FSA Insured), Series 2003
4.000% due 05/15/2011	945	957

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.290% due 12/01/2031	900	900

Denver, Colorado Health & Hospital Authority Revenue Notes, Series 2010
4.000% due 12/01/2011	430	442
4.000% due 12/01/2012	425	443

El Paso County, Colorado Revenue Notes, Series 2010
5.000% due 02/01/2013	1,200	1,315

		9,564

CONNECTICUT 0.2%

Connecticut State General Obligation Notes, (NPFGC Insured), Series 2004
5.000% due 12/01/2013	625	706

University of Connecticut Revenue Notes, (NPFGC Insured), Series 2004
5.000% due 01/15/2013	150	165

		871

DISTRICT OF COLUMBIA 0.7%

District of Columbia Certificates of Participation Notes, (NPFGC-FGIC Insured), Series 2006
5.000% due 01/01/2013	150	161

District of Columbia Revenue Bonds, Series 1998
0.300% due 08/15/2038	1,550	1,550

46	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

District of Columbia Revenue Bonds, Series 2007
0.250% due 04/01/2041	$1,000	$1,000

		2,711

FLORIDA 7.1%

Collier County, Florida Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	180	183

Escambia County, Florida Health Facilities Authority Revenue Notes, Series 2010
3.500% due 08/15/2012	1,000	1,023

Escambia County, Florida Revenue Bond, Series 2009
2.000% due 04/01/2039	5,000	5,044

Florida State Citizens Property Insurance Corp. Revenue Notes, Series 2010
2.020% due 06/01/2013	3,000	2,974

Florida State Department of Transportation Revenue Notes, Series 2007
5.000% due 07/01/2013	1,000	1,104

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Notes, Series 2006
5.250% due 07/01/2012	1,000	1,068

Florida State JEA Water & Sewer System Revenue Bonds, Series 2002
5.250% due 10/01/2013	1,320	1,380

Florida State JEA Water & Sewer System Revenue Bonds, Series 2004
0.240% due 10/01/2034	2,000	2,000

Florida State JEA Water & Sewer System Revenue Bonds, Series 2008
0.280% due 10/01/2036	1,935	1,935

Florida State JEA Water & Sewer System Revenue Notes, Series 2009
5.000% due 10/01/2013	1,500	1,673

Florida State Municipal Loan Council Revenue Notes, (NPFGC Insured), Series 2007
4.250% due 10/01/2010	455	455

Florida State Municipal Power Agency Revenue Bonds, Series 2008
0.310% due 10/01/2035	1,200	1,200

Lakeland, Florida Revenue Notes, Series 2009
1.020% due 10/01/2012	4,300	4,306

Manatee County, Florida School District Certificates of Participation Notes, (FSA Insured), Series 2008
4.500% due 07/01/2011	1,000	1,024

Miami-Dade County, Florida General Obligation Notes, Series 2010
5.000% due 07/01/2014	1,000	1,124

Orlando, Florida Aviation Authority Revenue Notes, Series 2010
4.000% due 10/01/2014	475	518

Orlando, Florida Utilities Commission Revenue Notes, Series 2010
5.000% due 10/01/2013	1,000	1,121

Sarasota County, Florida School Board Certificates of Participation Notes, Series 2010
2.000% due 07/01/2012	1,080	1,094

		29,226

GEORGIA 3.3%

Atlanta, Georgia General Obligation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2012	1,450	1,579

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.300% due 10/01/2032	$1,500	$1,528

DeKalb County, Georgia Hospital Authority Revenue Notes, Series 2010
3.500% due 09/01/2012	15	15
3.500% due 09/01/2013	35	36
4.000% due 09/01/2014	40	41

Fulton County, Georgia Development Authority Revenue Notes, Series 2010
3.000% due 11/15/2010	2,075	2,081

Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2010
0.270% due 08/01/2040	2,000	2,000

Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2012	1,325	1,386

Monroe County, Georgia Development Authority Revenue Bonds, Series 1995
4.500% due 07/01/2025	1,750	1,779

Monroe County, Georgia Development Authority Revenue Bonds, Series 2010
2.125% due 06/01/2049	3,000	3,032

		13,477

HAWAII 0.1%

Hawaii Pacific Health Revenue Notes, Series 2010
5.000% due 07/01/2014	475	511

ILLINOIS 5.3%

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 12/01/2015	2,500	2,196

Chicago, Illinois Board of Education General Obligation Bonds, Series 2009
0.290% due 03/01/2031	400	400

Chicago, Illinois Board of Education General Obligation Notes, (FSA Insured), Series 2006
5.000% due 12/01/2014	300	341

Chicago, Illinois General Obligation Bonds, Series 2002
0.310% due 01/01/2037	1,600	1,600

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2005
5.000% due 01/01/2015	200	227

Chicago, Illinois International Airport Revenue Notes, Series 2010
4.000% due 01/01/2013	400	422

Chicago, Illinois Waste & Water Revenue Bonds, Series 2008
0.300% due 01/01/2039	1,100	1,100

Cook County, Illinois School District No. 163-Park Forest General Obligation Notes, (FSA Insured), Series 2010
2.000% due 12/15/2010	435	436

De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,588

Illinois State Facilities Authority Revenue Bonds, Series 2010
2.125% due 03/01/2030	500	499

Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,076

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State Finance Authority Revenue Notes, Series 2010
4.000% due 02/15/2012	$1,900	$1,955
4.000% due 08/15/2012	1,410	1,492
5.000% due 05/01/2011	500	509

Illinois State General Obligation Notes, Series 2010
2.000% due 01/01/2012	1,000	1,004

Illinois State Revenue Notes, Series 2009
5.000% due 06/15/2011	1,500	1,543

Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,140

Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (NPFGC-FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	932

Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,946

Lake County, Illinois Community Unit School District No. 60-Waukegan General Obligation Notes, Series 2010
2.000% due 12/01/2011	250	253

Melrose Park, Illinois General Obligation Bonds, (NPFGC Insured), Series 2004
6.750% due 12/15/2016	100	103

Rockford, Illinois Park District General Obligation Notes, Series 2010
2.000% due 12/15/2012	185	188
2.000% due 12/30/2012	150	153

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (NPFGC-FGIC Insured), Series 2004
0.000% due 10/01/2010	15	15

University of Illinois Revenue Notes, Series 2010
4.000% due 04/01/2013	525	558

		21,676

INDIANA 1.4%

Boone County, Indiana Hospital Association Revenue Notes, Series 2010
3.000% due 07/15/2012	370	382
4.000% due 01/15/2013	450	475

Indiana Finance Authority Revenue Notes, Series 2010
2.000% due 10/01/2011	300	303
2.000% due 10/01/2012	455	461
3.000% due 07/01/2012	125	128
3.000% due 10/01/2013	640	666

Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 11/01/2027	1,200	1,203

Indiana University Revenue Notes, Series 2010
4.000% due 08/01/2013	430	469

Indianapolis, Indiana Local Public Improvement Revenue Notes, Series 2010
2.000% due 01/15/2013	1,000	1,031

Vincennes, Indiana University Revenue Notes, Series 2010
3.000% due 06/01/2011	250	254
3.000% due 06/01/2012	200	206

Zionsville, Indiana Community Schools Building Corp. Revenue Notes, Series 2009
3.000% due 07/10/2012	150	154

		5,732

See Accompanying Notes	Semiannual Report	September 30, 2010	47

Schedule of Investments  PIMCO Short Duration Municipal Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IOWA 0.4%

Iowa State University Revenue Notes, Series 2009
3.000% due 01/01/2013	$1,775	$1,805

KANSAS 0.4%

Kansas City, Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	500	555

Kansas State Development Finance Authority Revenue Notes, Series 2009
3.000% due 11/15/2011	450	460

Kansas State Development Finance Authority Revenue Notes, Series 2010
2.000% due 11/01/2012	200	205

Wichita, Kansas Water & Sewer Utility Revenue Notes, (NPFGC-FGIC Insured), Series 2003
5.000% due 10/01/2010	355	355

		1,575

KENTUCKY 0.3%

Kentucky State Turnpike Authority Revenue Notes, Series 2010
2.500% due 07/01/2013	1,075	1,117

LOUISIANA 1.5%

East Baton Rouge, Louisiana Sewerage Commission Revenue Notes, Series 2010
3.000% due 02/01/2012	500	513

Jefferson, Louisiana Sales Tax District Revenue Notes, (AGC Insured), Series 2009
4.000% due 12/01/2010	730	733

Louisiana State Jefferson Parish Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	3,915	4,217

Louisiana State Public Facilities Authority Revenue Notes, Series 2010
3.000% due 11/01/2013	840	869

		6,332

MAINE 0.6%

Maine State Health & Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2012	955	989
3.000% due 07/01/2013	1,395	1,459

		2,448

MARYLAND 0.7%

University of Maryland Revenue Bonds, Series 2003
1.500% due 07/01/2023	3,000	3,035

MASSACHUSETTS 7.2%

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
0.792% due 07/01/2020	6,505	5,871

Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
2.115% due 11/01/2019	1,500	1,374

Massachusetts State General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
5.500% due 11/01/2013	2,525	2,882

Massachusetts State General Obligation Bonds, (NPFGC-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,591

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts State General Obligation Notes, Series 2004
5.000% due 08/01/2012	$1,430	$1,545

Massachusetts State General Obligation Notes, Series 2010
0.650% due 02/01/2013	6,250	6,263
4.000% due 06/01/2013	2,000	2,168

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2000
2.200% due 11/01/2030	2,100	2,133

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2008
0.220% due 08/15/2034	700	700

Massachusetts State Health & Educational Facilities Authority Revenue Notes, Series 2008
4.000% due 12/01/2010	255	256

Massachusetts State Health & Educational Facilities Authority Revenue Notes, Series 2010
4.000% due 07/01/2012	1,000	1,041
5.000% due 07/01/2012	500	527

Massachusetts State Port Authority Revenue Notes, Series 2010
4.000% due 07/01/2013	85	92

Massachusetts State Revenue Bonds, (FGIC Insured), Series 2004
5.250% due 01/01/2025	250	284

Massachusetts State Revenue Bonds, (NPFGC-FGIC Insured), Series 2004
1.752% due 01/01/2016	2,700	2,663

		29,390

MICHIGAN 3.3%

Clintondale, Michigan Community Schools General Obligation Notes, (NPFGC-FGIC/Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	982

Hamilton, Michigan Community School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 05/01/2013	650	717

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,135	2,240

Michigan State Hospital Finance Authority Revenue Notes, Series 2009
3.000% due 11/15/2010	1,000	1,002

Michigan State Municipal Bond Authority Revenue Notes, (Q-SBLF Insured), Series 2009
5.000% due 05/01/2011	1,625	1,661

Michigan State Municipal Bond Authority Revenue Notes, Series 2009
5.000% due 05/01/2011	1,120	1,143

Michigan State Municipal Bond Authority Revenue Notes, Series 2010
5.000% due 03/21/2011	4,500	4,503

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	590	542

Royal Oak, Michigan Hospital Finance Authority Revenue Notes, Series 2009
4.000% due 08/01/2013	500	521

		13,311

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MINNESOTA 1.5%

Dilworth-Glyndon-Felton, Minnesota Independent School District No. 2641 General Obligation Notes, Series 2007
4.000% due 02/01/2013	$215	$232

Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority Revenue Notes, Series 2010
2.000% due 08/15/2011	300	304

Minnesota State Agricultural & Economic Development Board Revenue Notes, (AGC Insured), Series 2008
3.000% due 02/15/2011	150	151
4.000% due 02/15/2012	500	518

Minnesota State Higher Education Facilities Authority Revenue Notes, Series 2010
3.000% due 10/01/2012 (a)	200	204
3.000% due 10/01/2013 (a)	750	768
4.000% due 03/01/2013	205	215
4.000% due 03/01/2014	210	222

Minnesota State Housing Finance Agency Revenue Notes, Series 2009
2.000% due 08/01/2012	425	433

Minnesota State Municipal Power Agency Revenue Notes, Series 2005
4.500% due 10/01/2011	500	515

Nobles County, Minnesota General Obligation Notes, Series 2009
3.000% due 08/01/2012	2,500	2,603

		6,165

MISSISSIPPI 0.2%

De Soto County, Mississippi General Obligation Notes, Series 2009
3.000% due 11/01/2012	250	261

Mississippi State Development Bank Special Obligation Revenue Notes, (AGC Insured), Series 2009
3.000% due 07/01/2011	700	710

		971

MISSOURI 1.5%

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2008
4.375% due 12/01/2034	1,500	1,520

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.270% due 02/15/2034	1,070	1,070

Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
4.000% due 11/15/2011	1,000	1,035
4.000% due 11/15/2012	1,750	1,853

St. Louis, Missouri Municipal Finance Corp. Revenue Notes, Series 2009
1.800% due 02/15/2011	750	753

		6,231

MONTANA 0.0%

Yellowstone County, Montana Revenue Notes, Series 2009
3.000% due 09/01/2012	70	73

NEBRASKA 0.1%

Nebraska State Public Power District Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 01/01/2012	500	526

48	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 1.2%

Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	$3,910	$4,478

Clark County, Nevada School District General Obligation Notes, (NPFGC-FGIC Insured), Series 2005
5.000% due 06/15/2013	250	277

		4,755

NEW HAMPSHIRE 1.2%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.300% due 07/01/2033	2,805	2,805

New Hampshire State Municipal Bond Bank Revenue Notes, (NPFGC Insured), Series 2004
5.000% due 02/15/2014	1,725	1,957

		4,762

NEW JERSEY 1.0%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	300	357

New Jersey State Economic Development Authority Revenue Notes, Series 2010
4.000% due 06/01/2013	1,290	1,347

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	550	572

New Jersey State Transportation Trust Fund Authority Revenue Bonds, (FSA Insured), Series 2001
5.750% due 12/15/2014	1,465	1,705

		3,981

NEW YORK 8.9%

Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
1.818% due 09/01/2015	5,000	4,907

New York City, New York General Obligation Bonds, Series 1993
0.270% due 08/01/2019	900	900
0.270% due 08/01/2021	1,375	1,375

New York City, New York General Obligation Bonds, Series 2004
5.000% due 08/01/2014	2,125	2,431

New York City, New York General Obligation Notes, Series 2010
2.500% due 08/01/2013	2,750	2,873

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.025% due 03/01/2020	1,500	1,173
2.075% due 03/01/2022	8,000	6,108

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	3,000	3,045
5.500% due 11/01/2026	100	105

New York City, New York Transitional Finance Authority Revenue Notes, Series 2005
5.000% due 11/01/2013	2,000	2,251

New York City, New York Transitional Finance Authority Revenue Notes, Series 2006
5.000% due 07/15/2011	300	309

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	$800	$863

New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 03/15/2013	1,400	1,547

New York State Dormitory Authority Revenue Notes, Series 2010
3.000% due 07/01/2012	2,010	2,070
3.500% due 10/01/2013	150	158
3.750% due 10/01/2014	295	315

New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.000% due 06/01/2012	3,000	3,193

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2010
4.000% due 11/15/2038	1,000	1,069

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	140	142

New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2013	1,000	1,136

Syracuse, New York Industrial Development Agency Revenue Bonds, Series 2008
0.280% due 12/01/2037	350	350

		36,320

NORTH CAROLINA 1.7%

Charlotte, North Carolina Certificates of Participation Notes, Series 2009
4.000% due 06/01/2014	300	330

Durham County, North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue Notes, Series 2010
3.000% due 02/01/2013	1,085	1,137

Mecklenburg County, North Carolina General Obligation Bonds, Series 2000
0.280% due 02/01/2017	1,600	1,600

North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2009
3.000% due 01/01/2011	665	669
3.000% due 01/01/2013	1,040	1,083

North Carolina State Medical Care Commission Revenue Notes, Series 2010
3.000% due 10/01/2012	600	628
4.000% due 06/01/2012	500	525

Raleigh-Durham, North Carolina Airport Authority Revenue Notes, Series 2010
3.000% due 05/01/2013	1,000	1,050

		7,022

OHIO 4.0%

Akron, Ohio State University Revenue Notes, (FSA Insured), Series 2010
2.000% due 01/01/2012	25	25

Allen County, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2012	1,000	1,068
5.000% due 09/01/2013	1,000	1,091

Bowling Green, Ohio State University Revenue Notes, Series 2010
2.000% due 06/01/2012	750	758
3.000% due 06/01/2014	500	521

Hamilton County, Ohio General Obligation Notes, Series 2005
5.000% due 12/01/2013	630	707

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	$1,000	$1,030

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	1,800	1,898

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2009
5.000% due 02/15/2017	500	553

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	940	760

Ohio State General Obligation Notes, Series 2009
5.000% due 08/01/2013	3,000	3,363

Ohio State Higher Educational Facility Commission Revenue Notes, Series 2009
5.000% due 10/01/2014	1,060	1,210

Ohio State Water Development Authority Revenue Notes, Series 2004
5.000% due 06/01/2013	1,175	1,307

University of Cincinnati, Ohio Revenue Notes, Series 2009
2.000% due 06/01/2011	1,000	1,006
2.000% due 06/01/2012	1,010	1,022

University of Cincinnati, Ohio Revenue Notes, Series 2010
3.000% due 06/01/2012	50	51

		16,370

OREGON 0.7%

Medford, Oregon Hospital Facilities Authority Revenue Bonds, Series 2009
0.250% due 08/15/2032	1,000	1,000

Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	816
5.000% due 10/01/2012	435	456

Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 03/15/2013	500	538

		2,810

PENNSYLVANIA 6.2%

Adams County, Pennsylvania Industrial Development Authority Revenue Notes, Series 2010
5.000% due 08/15/2012	750	801

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2010
1.320% due 05/15/2038	2,000	2,005

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
3.000% due 05/15/2011	500	508
5.000% due 05/15/2014	1,000	1,123

Allegheny County, Pennsylvania Sanitation Authority Revenue Notes, (NPFGC Insured), Series 2005
3.250% due 12/01/2010	50	50

Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
3.000% due 10/01/2047	500	511

Berks County, Pennsylvania Municipal Authority Revenue Notes, Series 2009
3.000% due 11/01/2010	1,000	1,001

See Accompanying Notes	Semiannual Report	September 30, 2010	49

Schedule of Investments  PIMCO Short Duration Municipal Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chester County, Pennsylvania Health & Education Facilities Authority Revenue Notes, Series 2010
3.000% due 05/15/2012	$925	$956
3.000% due 05/15/2013	1,200	1,256

Dauphin County, Pennsylvania General Obligation Notes, Series 2009
3.000% due 11/15/2011	200	205

Delaware County, Pennsylvania Authority Revenue Bonds, (NPFGC Insured), Series 1998
5.500% due 12/01/2013	395	443

Pennsylvania State Economic Development Financing Authority Revenue Notes, Series 2009
5.000% due 10/15/2010	2,000	2,002

Pennsylvania State General Obligation Notes, Series 2008
5.000% due 02/15/2011	2,000	2,034

Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2008
5.000% due 05/01/2012	670	705

Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2009
3.000% due 06/15/2013	800	842

Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2010
2.250% due 07/01/2013	225	226
4.000% due 07/01/2013	535	557

Pennsylvania State Public School Building Authority Revenue Notes, (FSA Insured), Series 2008
3.000% due 02/15/2013	45	47

Pennsylvania State Turnpike Commission Revenue Notes, Series 2009
0.790% due 12/01/2011	5,000	5,009

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2012	550	567

Philadelphia, Pennsylvania Revenue Notes, Series 2010
4.000% due 06/15/2013	2,000	2,126

Pittsburgh & Allegheny County, Pennsylvania Sports & Exhibition Authority Revenue Notes, (FSA Insured), Series 2010
4.000% due 02/01/2012 (a)	475	493

South Fork, Pennsylvania Municipal Authority Revenue Notes, Series 2010
3.000% due 07/01/2011	1,005	1,005
5.000% due 07/01/2012	1,055	1,086

		25,558

SOUTH CAROLINA 1.7%

South Carolina State Educational Facilities Authority Revenue Bonds, Series 2006
0.280% due 10/01/2039	780	780

South Carolina State Public Service Authority Revenue Notes, Series 2009
3.500% due 01/01/2011	975	982
4.000% due 01/01/2011	5,200	5,245

		7,007

TENNESSEE 0.8%

Memphis, Tennessee General Obligation Notes, Series 2010
5.000% due 05/01/2013	750	824

Tennessee State Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 09/01/2015	2,450	2,557

		3,381

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 8.0%

Arlington, Texas Revenue Notes, Series 2010
4.000% due 06/01/2013	$1,000	$1,081

Austin, Texas Electrical Utilities System Revenue Notes, Series 2010
2.000% due 11/15/2012	1,000	1,023

Brazosport, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2004
4.000% due 02/15/2013	150	162

Clifton, Texas Higher Education Finance Corp. Revenue Notes, Series 2010
2.900% due 12/01/2012	455	461
3.200% due 12/01/2013	600	612

Comal, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
4.000% due 02/01/2013	100	108

Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
3.000% due 03/01/2011	1,315	1,329

Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 12/01/2011	335	355

Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp. Revenue Notes, Series 2009
4.000% due 11/01/2011	2,000	2,060
5.000% due 11/01/2013	900	1,002

Deaf Smith County, Texas Hospital District General Obligation Notes, Series 2010
4.000% due 03/01/2011	100	101
4.000% due 03/01/2013	425	441

Harrison County, Texas Health Facilities Development Corp. Revenue Notes, Series 2010
4.000% due 07/01/2013	500	515

Houston, Texas Airport Systems Revenue Notes, (NPFGC-FGIC Insured), Series 2007
4.000% due 07/01/2013	250	264

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,163

Laredo, Texas Community College District Revenue Notes, (FSA Insured), Series 2010
3.000% due 08/01/2012	160	164
3.000% due 08/01/2013	175	180

Laredo, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 02/15/2013	815	863

Northside, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2010
1.500% due 08/01/2040	1,500	1,512

South San Antonio, Texas independent School District General Obligation Notes, (PSF-GTD Insured), Series 2010
5.000% due 08/15/2013	385	431

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, (AGC Insured), Series 2009
5.000% due 09/01/2012	2,010	2,117

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2009
5.000% due 11/15/2010	685	688

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2010
3.000% due 08/15/2012	135	139

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas State General Obligation Notes, Series 2008
5.000% due 10/01/2011	$2,000	$2,092

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	400	417

Texas State Municipal Power Agency Revenue Bonds, (NPFGC Insured), Series 1993
0.000% due 09/01/2016	3,380	2,866

Texas State Public Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 02/01/2015	350	398

Texas State Revenue Notes, Series 2010
2.000% due 08/31/2011	8,000	8,121

		32,665

UTAH 0.1%

Utah State South Valley Sewer District Revenue Notes, Series 2009
4.000% due 01/01/2011	400	403

VERMONT 0.3%

University of Vermont & State Agricultural College Revenue Notes, Series 2010
3.000% due 10/01/2011	550	561
4.000% due 10/01/2012	600	634

		1,195

VIRGIN ISLANDS 0.2%

Virgin Islands Public Finance Authority Revenue Notes, Series 2009
5.000% due 10/01/2010	375	375

Virgin Islands Public Finance Authority Revenue Notes, Series 2010
4.000% due 10/01/2012	340	354

		729

VIRGINIA 1.1%

Loudoun County, Virginia General Obligation Notes, Series 2009
4.000% due 07/01/2014	15	17

Portsmouth, Virginia General Obligation Notes, (FSA Insured), Series 2003
5.000% due 07/01/2013	1,030	1,144

Roanoke, Virginia Economic Development Authority Revenue Notes, (FSA Insured), Series 2005
5.000% due 07/01/2012 (a)	20	21
5.000% due 07/01/2013 (a)	1,000	1,082

Virginia State College Building Authority Revenue Bonds, Series 2006
0.280% due 02/01/2026	200	200

Virginia State Housing Development Authority Revenue Notes, Series 2010
0.700% due 10/01/2012 (a)	205	205
0.950% due 10/01/2013 (a)	340	340

Virginia State Public Building Authority Revenue Notes, Series 2009
5.000% due 08/01/2011	1,000	1,038

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	375	390

		4,437

50	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 4.3%

Chelan County, Washington Public Utility District No. 1 Revenue Notes, Series 2008
5.000% due 07/01/2013	$530	$584

Everett, Washington Water & Sewer Revenue Notes, (NPFGC Insured), Series 2003
4.500% due 07/01/2011	1,495	1,537

King & Snohomish Counties, Washington School District No. 417 Northshore General Obligation Notes, (FSA Insured), Series 2005
5.000% due 12/01/2014	250	287

King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
3.000% due 12/01/2012	1,000	1,049

Olympia, Washington Revenue Notes, Series 2010
2.000% due 11/01/2012	15	15

Snohomish County, Washington Public Utility District No. 1 Revenue Notes, Series 2010
3.000% due 12/01/2014	45	48

Washington State Energy Northwest Revenue Notes, Series 2008
5.000% due 07/01/2014	25	29

Washington State General Obligation Notes, Series 2010
5.000% due 07/01/2014	7,950	9,114

Washington State Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	500	524

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington State Port of Seattle Revenue Notes, Series 2010
3.000% due 06/01/2012	$2,000	$2,064
4.000% due 06/01/2013	2,000	2,149

		17,400

WEST VIRGINIA 0.4%

West Virginia State Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	1,500	1,496

WISCONSIN 1.2%

Manitowoc, Wisconsin Revenue Notes, (AGC Insured), Series 2009
3.000% due 10/01/2011	1,520	1,554

Wisconsin State General Obligation Notes, Series 2010
5.000% due 05/01/2013	1,500	1,661

Wisconsin State Health & Educational Facilities Authority Revenue Notes, Series 2010
3.500% due 06/01/2013	140	144

Wisconsin State Housing & Economic Development Authority Revenue Notes, (NPFGC Insured), Series 2002
4.500% due 11/01/2010	535	536

Wisconsin State Revenue Notes, Series 2009
4.000% due 07/01/2012	1,000	1,057

		4,952

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WYOMING 0.3%

Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
4.000% due 12/01/2013	$1,155	$1,225

Total Municipal Bonds & Notes (Cost $397,634)		398,559

MORTGAGE-BACKED SECURITIES 0.6%

Countrywide Alternative Loan Trust
1.870% due 11/25/2035	1,338	767
2.426% due 11/25/2035	1,520	892

Residential Accredit Loans, Inc.
0.406% due 02/25/2047	1,929	961

Total Mortgage-Backed Securities (Cost $3,086)		2,620

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS 0.4%

State Street Bank and Trust Co.
0.010% due 10/01/2010	1,423	1,423

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $1,456. Repurchase proceeds are $1,423.)

Total Short-Term Instruments (Cost $1,423)		1,423

Total Investments 99.2% (Cost $405,009)		$405,685

Other Assets and Liabilities (Net) 0.8%		3,358

Net Assets 100.0%		$409,043

Notes to Schedule of Investments (amounts in thousands):

(a)	When-Issued security.
(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$3,083	$0	$3,083
Municipal Bonds & Notes
Alabama	0	1,655	0	1,655
Alaska	0	802	0	802
Arizona	0	4,719	0	4,719
Arkansas	0	1,559	0	1,559
California	0	56,609	0	56,609
Colorado	0	9,564	0	9,564
Connecticut	0	871	0	871
District of Columbia	0	2,711	0	2,711
Florida	0	29,226	0	29,226
Georgia	0	13,477	0	13,477
Hawaii	0	511	0	511
Illinois	0	21,676	0	21,676
Indiana	0	5,732	0	5,732
Iowa	0	1,805	0	1,805
Kansas	0	1,575	0	1,575
Kentucky	0	1,117	0	1,117
Louisiana	0	6,332	0	6,332
Maine	0	2,448	0	2,448
Maryland	0	3,035	0	3,035

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Massachusetts	$0	$29,390	$0	$29,390
Michigan	0	13,311	0	13,311
Minnesota	0	6,165	0	6,165
Mississippi	0	971	0	971
Missouri	0	6,231	0	6,231
Montana	0	73	0	73
Nebraska	0	526	0	526
Nevada	0	4,755	0	4,755
New Hampshire	0	4,762	0	4,762
New Jersey	0	3,981	0	3,981
New York	0	36,320	0	36,320
North Carolina	0	7,022	0	7,022
Ohio	0	16,370	0	16,370
Oregon	0	2,810	0	2,810
Pennsylvania	0	25,558	0	25,558
South Carolina	0	7,007	0	7,007
Tennessee	0	3,381	0	3,381
Texas	0	32,665	0	32,665
Utah	0	403	0	403
Vermont	0	1,195	0	1,195
Virgin Islands	0	729	0	729
Virginia	0	4,437	0	4,437

See Accompanying Notes	Semiannual Report	September 30, 2010	51

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	(Unaudited) September 30, 2010

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Washington	$0	$17,400	$0	$17,400
West Virginia	0	1,496	0	1,496
Wisconsin	0	4,952	0	4,952
Wyoming	0	1,225	0	1,225

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Mortgage-Backed Securities	$0	$2,620	$0	$2,620
Short-Term Instruments
Repurchase Agreements	0	1,423	0	1,423
Investments, at value	$0	$405,685	$0	$405,685

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

52	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2010	53

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO California Intermediate Municipal Bond Fund
Class A
04/01/2010 - 09/30/2010+	$9.39	$0.16	$0.30	$0.46	$(0.16)	$0.00
03/31/2010	8.72	0.34	0.67	1.01	(0.34)	0.00
03/31/2009	9.47	0.37	(0.74)	(0.37)	(0.38)	0.00
03/31/2008	9.93	0.38	(0.47)	(0.09)	(0.37)	0.00
03/31/2007	9.83	0.36	0.10	0.46	(0.36)	0.00
03/31/2006	9.96	0.35	(0.13)	0.22	(0.35)	0.00
Class C
04/01/2010 - 09/30/2010+	9.39	0.12	0.30	0.42	(0.12)	0.00
08/31/2009 - 03/31/2010	9.15	0.14	0.25	0.39	(0.15)	0.00

PIMCO California Short Duration Municipal Income Fund
Class A
04/01/2010 - 09/30/2010+	$10.13	$0.05	$0.07	$0.12	$(0.06)	$0.00
03/31/2010	9.99	0.15	0.15	0.30	(0.16)	0.00
03/31/2009	9.99	0.24	0.02	0.26	(0.26)	0.00
03/31/2008	10.04	0.30	(0.04)	0.26	(0.31)	0.00
08/31/2006 - 03/31/2007	10.00	0.15	0.06	0.21	(0.17)	0.00
Class C
04/01/2010 - 09/30/2010+	10.13	0.04	0.07	0.11	(0.05)	0.00
08/31/2009 - 03/31/2010	10.07	0.06	0.04	0.10	(0.04)	0.00

PIMCO High Yield Municipal Bond Fund
Class A
04/01/2010 - 09/30/2010+	$8.07	$0.20	$0.34	$0.54	$(0.21)	$0.00
03/31/2010	6.76	0.42	1.31	1.73	(0.42)	0.00
03/31/2009	9.03	0.49	(2.27)	(1.78)	(0.49)	0.00
03/31/2008	10.63	0.46	(1.59)	(1.13)	(0.47)	0.00
07/31/2006 - 03/31/2007	10.00	0.30	0.65	0.95	(0.31)	(0.01)
Class C
04/01/2010 - 09/30/2010+	8.07	0.17	0.34	0.51	(0.18)	0.00
03/31/2010	6.76	0.36	1.32	1.68	(0.37)	0.00
03/31/2009	9.03	0.43	(2.27)	(1.84)	(0.43)	0.00
03/31/2008	10.63	0.39	(1.60)	(1.21)	(0.39)	0.00
12/29/2006 - 03/31/2007	10.52	0.09	0.12	0.21	(0.10)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund's advisory fee was reduced by 0.025% to 0.225%.
(c)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund's administrative fee and distribution and/or service/12b-1 Fees.
(d)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.
(e)	Effective October 1, 2007, the administrative expense was reduced by 0.10% to 0.30%.
(f)	Effective October 1, 2009, the Fund's advisory fee was reduced by 0.02% to 0.18%.

54	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Averages Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.16)	$9.69	4.89%	$37,160	0.77	5%*	0.77	5%*	0.77	5%*	0.77	5%*	3.26	%*	11%
(0.34)	9.39	11.75	32,593	0.77	5	0.77	5	0.77	5	0.77	5	3.73		47
(0.38)	8.72	(3.99)	39,954	0.77	5	0.77	5	0.77	5	0.77	5	4.05		72
(0.37)	9.47	(0.95)	33,277	0.79	5(d)	0.79	5(d)	0.79	5(d)	0.79	5(d)	3.90		37
(0.36)	9.93	4.74	34,107	0.82	5	0.82	5	0.82	5	0.82	5	3.64		59
(0.35)	9.83	2.25	46,314	0.94	(b)	0.94	(b)	0.84	(b)	0.84	(b)	3.53		131

(0.12)	9.69	4.50	2,393	1.52	5*	1.52	5*	1.52	5*	1.52	5*	2.40	*	11
(0.15)	9.39	4.33	419	1.52	5*	1.52	5*	1.52	5*	1.52	5*	2.64	*	47

$(0.06)	$10.19	1.15%	$203,192	0.73	%*	0.73	%*	0.73	%*	0.73	%*	1.08	%*	15%
(0.16)	10.13	3.05	142,556	0.73	(f)	0.73	(f)	0.73	(f)	0.73	(f)	1.47		59
(0.26)	9.99	2.61	30,946	0.75		0.75		0.75		0.75		2.44		173
(0.31)	9.99	2.60	9,343	0.77	(d)	0.77	(d)	0.77	(d)	0.77	(d)	3.00		92
(0.17)	10.04	2.11	2,470	0.70	*(c)	5.01	*	0.70	*(c)	5.01	*	2.52	*	83

(0.05)	10.19	1.06	1,955	1.03	*	1.03	*	1.03	*	1.03	*	0.83	*	15
(0.04)	10.13	0.96	639	1.04	*(f)	1.04	*(f)	1.04	*(f)	1.04	*(f)	0.98	*	59

$(0.21)	$8.40	6.72%	$101,079	0.79	%*	0.85	%*	0.79	%*	0.85	%*	4.97	%*	13%
(0.42)	8.07	26.13	92,096	0.79		0.85		0.79		0.85		5.44		76
(0.49)	6.76	(20.22)	57,044	0.79		0.85		0.79		0.85		6.17		140
(0.47)	9.03	(10.93)	42,761	0.84	(e)	0.90	(e)	0.84	(e)	0.90	(e)	4.65		160
(0.32)	10.63	9.61	24,068	0.95	*	1.84	*	0.95	*	1.84	*	4.31	*	94

(0.18)	8.40	6.33	46,483	1.54	*	1.60	*	1.54	*	1.60	*	4.22	*	13
(0.37)	8.07	25.19	44,149	1.54		1.60		1.54		1.60		4.68		76
(0.43)	6.76	(20.82)	25,229	1.54		1.60		1.54		1.60		5.42		140
(0.39)	9.03	(11.62)	19,087	1.59	(e)	1.65	(e)	1.59	(e)	1.65	(e)	4.00		160
(0.10)	10.63	2.32	2,496	1.70	*	3.49	*	1.70	*	3.49	*	3.50	*	94

Semiannual Report	September 30, 2010	55

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO Municipal Bond Fund
Class A
04/01/2010 - 09/30/2010+	$8.89	$0.18	$0.32	$0.50	$(0.18)	$0.00
03/31/2010	7.85	0.35	1.04	1.39	(0.35)	0.00
03/31/2009	9.67	0.40	(1.81)	(1.41)	(0.41)	0.00
03/31/2008	10.31	0.40	(0.64)	(0.24)	(0.40)	0.00
03/31/2007	10.18	0.38	0.13	0.51	(0.38)	0.00
03/31/2006	10.14	0.37	0.02	0.39	(0.35)	0.00
Class B
04/01/2010 - 09/30/2010+	8.89	0.15	0.32	0.47	(0.15)	0.00
03/31/2010	7.85	0.29	1.03	1.32	(0.28)	0.00
03/31/2009	9.67	0.34	(1.81)	(1.47)	(0.35)	0.00
03/31/2008	10.31	0.32	(0.63)	(0.31)	(0.33)	0.00
03/31/2007	10.18	0.30	0.14	0.44	(0.31)	0.00
03/31/2006	10.14	0.30	0.02	0.32	(0.28)	0.00
Class C
04/01/2010 - 09/30/2010+	8.89	0.16	0.32	0.48	(0.16)	0.00
03/31/2010	7.85	0.31	1.04	1.35	(0.31)	0.00
03/31/2009	9.67	0.36	(1.81)	(1.45)	(0.37)	0.00
03/31/2008	10.31	0.35	(0.64)	(0.29)	(0.35)	0.00
03/31/2007	10.18	0.33	0.13	0.46	(0.33)	0.00
03/31/2006	10.14	0.32	0.02	0.34	(0.30)	0.00

PIMCO MuniGO Fund
Class A
04/01/2010 - 09/30/2010+	$10.20	$0.12	$0.55	$0.67	$(0.12)	$0.00
07/01/2009 - 03/31/2010	10.00	0.18	0.19	0.37	(0.17)	0.00
Class C
04/01/2010 - 09/30/2010+	10.20	0.10	0.55	0.65	(0.10)	0.00
07/01/2009 - 03/31/2010	10.00	0.14	0.20	0.34	(0.14)	0.00

PIMCO New York Municipal Bond Fund
Class A
04/01/2010 - 09/30/2010+	$10.79	$0.18	$0.43	$0.61	$(0.18)	$0.00
03/31/2010	10.13	0.38	0.66	1.04	(0.38)	0.00
03/31/2009	10.68	0.36	(0.51)	(0.15)	(0.38)	(0.02)
03/31/2008	10.88	0.37	(0.18)	0.19	(0.37)	(0.02)
03/31/2007	10.76	0.37	0.14	0.51	(0.37)	(0.02)
03/31/2006	10.77	0.33	0.00	0.33	(0.33)	(0.01)
Class C
04/01/2010 - 09/30/2010+	10.79	0.14	0.43	0.57	(0.14)	0.00
08/31/2009 - 03/31/2010	10.59	0.16	0.21	0.37	(0.17)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund's advisory fee was reduced by 0.025% to 0.225%.
(c)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.
(d)	Effective October 1, 2009, the Fund's advisory fee was reduced by 0.025% to 0.20%.

56	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.18)	$9.21	5.68%	$133,736	0.75	%*	0.75	%*	0.75	%*	0.75	%*	4.02	%*	9%
(0.35)	8.89	17.92	119,541	0.76	(d)	0.76	(d)	0.76	(d)	0.76	(d)	4.05		51
(0.41)	7.85	(14.86)	87,958	0.77	5	0.77	5	0.77	5	0.77	5	4.55		100
(0.40)	9.67	(2.36)	72,205	0.88	5(c)	0.88	5(c)	0.80	5(c)	0.80	5(c)	3.96		64
(0.38)	10.31	5.12	76,698	0.87	5	0.87	5	0.82	5	0.82	5	3.70		76
(0.35)	10.18	3.94	65,423	1.07	(b)	1.07	(b)	0.84	(b)	0.84	(b)	3.64		63

(0.15)	9.21	5.28	6,902	1.50	*	1.50	*	1.50	*	1.50	*	3.30	*	9
(0.28)	8.89	17.02	10,332	1.51	(d)	1.51	(d)	1.51	(d)	1.51	(d)	3.34		51
(0.35)	7.85	(15.50)	13,727	1.52	6	1.52	6	1.52	6	1.52	6	3.76		100
(0.33)	9.67	(3.09)	23,379	1.63	5(c)	1.63	5(c)	1.55	5(c)	1.55	5(c)	3.21		64
(0.31)	10.31	4.36	30,371	1.63	5	1.63	5	1.57	5	1.57	5	2.97		76
(0.28)	10.18	3.17	34,401	1.82	(b)	1.82	(b)	1.59	(b)	1.59	(b)	2.91		63

(0.16)	9.21	5.41	68,560	1.25	*	1.25	*	1.25	*	1.25	*	3.53	*	9
(0.31)	8.89	17.33	64,500	1.26	(d)	1.26	(d)	1.26	(d)	1.26	(d)	3.56		51
(0.37)	7.85	(15.28)	53,405	1.27	5	1.27	5	1.27	5	1.27	5	4.05		100
(0.35)	9.67	(2.85)	60,036	1.38	5(c)	1.38	5(c)	1.30	5(c)	1.30	5(c)	3.46		64
(0.33)	10.31	4.60	67,140	1.38	5	1.38	5	1.32	5	1.32	5	3.20		76
(0.30)	10.18	3.42	65,179	1.57	(b)	1.57	(b)	1.34	(b)	1.34	(b)	3.16		63

$(0.12)	$10.75	6.65%	$8,631	0.75	%*	0.75	%*	0.75	%*	0.75	%*	2.35	%*	31%
(0.17)	10.20	3.73	6,110	0.75	*	1.29	*	0.75	%*	1.29	*	2.42	*	98

(0.10)	10.75	6.38	2,696	1.25	*	1.25	*	1.25	*	1.25	*	1.82	*	31
(0.14)	10.20	3.36	1,468	1.25	*	1.86	*	1.25	*	1.86	*	1.91	*	98

$(0.18)	$11.22	5.69%	$50,851	0.77	5%*	0.77	5%*	0.77	5%*	0.77	5%*	3.26	%*	10%
(0.38)	10.79	10.38	43,833	0.77	5	0.77	5	0.77	5	0.77	5	3.54		29
(0.40)	10.13	(1.42)	28,996	0.77	5	0.77	5	0.77	5	0.77	5	3.49		121
(0.39)	10.68	1.74	23,010	0.79	5(c)	0.79	5(c)	0.79	5(c)	0.79	5(c)	3.40		44
(0.39)	10.88	4.81	19,184	0.85	5	0.85	5	0.82	5	0.82	5	3.43		29
(0.34)	10.76	3.08	17,856	0.84	(b)	0.84	(b)	0.84	(b)	0.84	(b)	3.02		48

(0.14)	11.22	5.30	2,963	1.52	5*	1.52	5*	1.52	5*	1.52	5*	2.47	*	10
(0.17)	10.79	3.48	977	1.52	5*	1.52	5*	1.52	5*	1.52	5*	2.56	*	29

Semiannual Report	September 30, 2010	57

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO Short Duration Municipal Income Fund
Class A
04/01/2010 - 09/30/2010+	$8.55	$0.05	$0.05	$0.10	$(0.05)	$0.00
03/31/2010	8.20	0.13	0.35	0.48	(0.13)	0.00
03/31/2009	9.54	0.31	(1.33)	(1.02)	(0.32)	0.00
03/31/2008	9.95	0.34	(0.41)	(0.07)	(0.34)	0.00
03/31/2007	9.96	0.31	(0.01)	0.30	(0.31)	0.00
03/31/2006	9.95	0.31	0.01	0.32	(0.31)	0.00
Class C
04/01/2010 - 09/30/2010+	8.55	0.04	0.05	0.09	(0.04)	0.00
03/31/2010	8.20	0.11	0.34	0.45	(0.10)	0.00
03/31/2009	9.54	0.27	(1.32)	(1.05)	(0.29)	0.00
03/31/2008	9.95	0.31	(0.41)	(0.10)	(0.31)	0.00
03/31/2007	9.96	0.29	(0.01)	0.28	(0.29)	0.00
03/31/2006	9.95	0.28	0.01	0.29	(0.28)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund's administrative fee and distribution and/or service/12b-1 Fees.
(c)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.
(d)	Effective October 1, 2009, the Fund's advisory fee was reduced by 0.02% to 0.18%.

58	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.05)	$8.60	1.15%	$190,808	0.73	%*	0.73	%*	0.73	%*	0.73	%*	1.17	%*	27%
(0.13)	8.55	5.86	190,080	0.74	(d)	0.74	(d)	0.74	(d)	0.74	(d)	1.50		73
(0.32)	8.20	(10.92)	88,621	0.75		0.75		0.75		0.75		3.40		155
(0.34)	9.54	(0.77)	62,549	0.78	(c)	0.78	(c)	0.78	(c)	0.78	(c)	3.43		35
(0.31)	9.95	3.09	86,895	0.75	(b)	0.80		0.70	(b)	0.75		3.16		71
(0.31)	9.96	3.24	120,178	0.80	(b)	0.85		0.70	(b)	0.85		3.09		79

(0.04)	8.60	1.00	25,658	1.03	*	1.03	*	1.03	*	1.03	*	0.87	*	27
(0.10)	8.55	5.55	24,771	1.04	(d)	1.04	(d)	1.04	(d)	1.04	(d)	1.27		73
(0.29)	8.20	(11.18)	18,915	1.05		1.05		1.05		1.05		3.07		155
(0.31)	9.54	(1.07)	19,764	1.08	(c)	1.08	(c)	1.08	(c)	1.08	(c)	3.13		35
(0.29)	9.95	2.80	26,052	1.05	(b)	1.10		1.00	(b)	1.05		2.87		71
(0.28)	9.96	2.94	35,294	1.10	(b)	1.15		1.00	(b)	1.05		2.79		79

Semiannual Report	September 30, 2010	59

Statements of Assets and Liabilities	(Unaudited) September 30, 2010

(Amounts in thousands, except per share amounts)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO MuniGO Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

Assets:
Investments, at value	$93,338	$363,034	$261,185	$388,298	$33,653	$182,186	$404,262
Repurchase agreements, at value	682	515	4,833	4,492	696	861	1,423
Cash	1	0	0	0	0	0	0
Receivable for investments sold	0	0	0	0	0	0	6,000
Receivable for Fund shares sold	126	315	520	635	52	179	916
Interest and dividends receivable	1,055	3,080	4,228	4,786	324	2,254	3,319
Other assets	1	0	0	0	0	0	0
	95,203	366,944	270,766	398,211	34,725	185,480	415,920

Liabilities:
Payable for investments purchased	$971	$4,895	$1,579	$2,509	$0	$0	$3,114
Payable for investments purchased on a delayed-delivery basis	0	0	0	218	207	0	0
Payable for Fund shares redeemed	147	1,243	339	639	80	437	3,492
Dividends payable	40	63	248	285	28	63	72
Accrued related party fees	48	174	182	234	18	92	199
Unrealized depreciation on swap agreements	0	0	1,044	3,080	0	0	0
	1,206	6,375	3,392	6,965	333	592	6,877

Net Assets	$93,997	$360,569	$267,374	$391,246	$34,392	$184,888	$409,043

Net Assets Consist of:
Paid in capital	$103,806	$356,278	$305,944	$462,479	$32,371	$176,624	$462,751
Undistributed (overdistributed) net investment income	305	(23)	73	1,089	0	(43)	67
Accumulated undistributed net realized gain (loss)	(13,882)	(411)	(28,974)	(79,739)	224	(3,816)	(54,452)
Net unrealized appreciation (depreciation)	3,768	4,725	(9,669)	7,417	1,797	12,123	677
	$93,997	$360,569	$267,374	$391,246	$34,392	$184,888	$409,043

Net Assets:
Class A	$37,160	$203,192	$101,079	$133,736	$8,631	$50,851	$190,808
Class B	NA	NA	NA	6,902	NA	NA	NA
Class C	2,393	1,955	46,483	68,560	2,696	2,963	25,658
Other Classes	54,444	155,422	119,812	182,048	23,065	131,074	192,577

Shares Issued and Outstanding:
Class A	3,835	19,936	12,040	14,518	803	4,533	22,184
Class B	NA	NA	NA	749	NA	NA	NA
Class C	247	192	5,537	7,442	251	264	2,983

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$9.69	$10.19	$8.40	$9.21	$10.75	$11.22	$8.60
Class B	NA	NA	NA	9.21	NA	NA	NA
Class C	9.69	10.19	8.40	9.21	10.75	11.22	8.60

Cost of Investments Owned	$89,570	$358,310	$269,810	$377,723	$31,856	$170,063	$403,586
Cost of Repurchase Agreements Owned	$682	$515	$4,833	$4,492	$696	$861	$1,423

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

60	PIMCO Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO MuniGO Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

Investment Income:
Interest	$1,774	$2,930	$7,323	$9,348	$519	$3,568	$3,935
Dividends	17	3	24	0	0	0	0
Total Income	1,791	2,933	7,347	9,348	519	3,568	3,935

Expenses:
Investment advisory fees	100	291	382	391	33	199	372
Supervisory and administrative fees	121	402	397	559	43	265	505
Distribution fees - Class B	0	0	0	31	0	0	0
Distribution fees - Class C	5	1	170	166	5	7	37
Servicing fees - Class A	43	214	123	156	9	60	254
Servicing fees - Class B	0	0	0	10	0	0	0
Servicing fees - Class C	2	1	57	83	3	2	31
Distribution and/or servicing fees - Other Classes	0	0	0	1	0	0	5
Trustees’ fees	0	1	1	1	0	0	1
Interest expense	0	0	0	1	0	0	1
Miscellaneous expense	0	1	0	2	1	1	1
Total Expenses	271	911	1,130	1,401	94	534	1,207
Waiver by Manager	0	0	(55)	0	0	0	0
Net Expenses	271	911	1,075	1,401	94	534	1,207

Net Investment Income	1,520	2,022	6,272	7,947	425	3,034	2,728

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	81	(57)	265	480	150	8	(51)
Net realized gain on futures contracts, written options and swaps	0	0	62	121	0	0	0
Net change in unrealized appreciation on investments	2,767	2,029	10,074	13,947	1,547	6,782	2,568
Net change in unrealized (depreciation) on futures contracts, written options and swaps	0	0	(158)	(897)	0	0	0
Net Gain	2,848	1,972	10,243	13,651	1,697	6,790	2,517

Net Increase in Net Assets Resulting from Operations	$4,368	$3,994	$16,515	$21,598	$2,122	$9,824	$5,245

Semiannual Report	September 30, 2010	61

Statements of Changes in Net Assets

	PIMCO California Intermediate Municipal Bond Fund		PIMCO California Short Duration Municipal Income Fund		PIMCO High Yield Municipal Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,520	$3,829	$2,022	$3,474	$6,272	$12,175
Net realized gain (loss)	81	(4,098)	(57)	(349)	327	(9,483)
Net change in unrealized appreciation	2,767	11,506	2,029	2,427	9,916	47,051
Net increase resulting from operations	4,368	11,237	3,994	5,552	16,515	49,743

Distributions to Shareholders:
From net investment income
Class A	(556)	(1,385)	(927)	(1,132)	(2,459)	(4,316)
Class B	0	0	0	0	0	0
Class C	(15)	(2)	(4)	0	(966)	(1,708)
Other Classes	(948)	(2,449)	(1,090)	(2,343)	(2,894)	(6,215)
Tax basis return of capital
Class A	0	0	0	0	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(1,519)	(3,836)	(2,021)	(3,475)	(6,319)	(12,239)

Fund Share Transactions:
Receipts for shares sold
Class A	10,012	12,883	111,247	154,504	20,380	44,431
Class B	0	0	0	0	0	0
Class C	1,967	417	1,340	737	7,504	19,281
Other Classes	12,570	21,504	62,600	129,945	29,654	90,568
Issued as reinvestment of distributions
Class A	386	915	822	976	1,599	3,118
Class B	0	0	0	0	0	0
Class C	10	2	4	0	571	1,044
Other Classes	892	2,356	865	1,978	2,698	5,596
Cost of shares redeemed
Class A	(6,932)	(23,881)	(52,447)	(44,561)	(16,959)	(25,288)
Class B	0	0	0	0	0	0
Class C	(39)	0	(32)	(97)	(7,545)	(7,119)
Other Classes	(14,029)	(43,965)	(48,223)	(91,654)	(28,650)	(85,923)
Net increase (decrease) resulting from Fund share transactions	4,837	(29,769)	76,176	151,828	9,252	45,708

Fund Redemption Fee	0	0	0	0	0	1

Total Increase (Decrease) in Net Assets	7,686	(22,368)	78,149	153,905	19,448	83,213

Net Assets:
Beginning of period	86,311	108,679	282,420	128,515	247,926	164,713
End of period*	$93,997	$86,311	$360,569	$282,420	$267,374	$247,926

*Including undistributed (overdistributed) net investment income of:	$305	$304	$(23)	$(24)	$73	$120

62	PIMCO Funds	See Accompanying Notes

PIMCO Municipal Bond Fund		PIMCO MuniGO Fund		PIMCO New York Municipal Bond Fund		PIMCO Short Duration Municipal Income Fund

Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Period from July 1, 2009 to March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

$7,947	$18,026	$425	$561	$3,034	$5,664	$2,728	$4,068
601	(22,346)	150	74	8	(2,654)	(51)	(8,960)
13,050	76,216	1,547	250	6,782	11,729	2,568	17,692
21,598	71,896	2,122	885	9,824	14,739	5,245	12,800

(2,484)	(4,460)	(87)	(54)	(780)	(1,291)	(1,133)	(1,881)
(136)	(420)	0	0	0	0	0	0
(1,152)	(2,211)	(18)	(8)	(23)	(4)	(102)	(266)
(4,079)	(10,857)	(320)	(499)	(2,229)	(4,382)	(1,377)	(1,693)

0	0	0	0	0	0	0	(26)
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	(4)
0	0	0	0	0	0	0	(19)

(7,851)	(17,948)	(425)	(561)	(3,032)	(5,677)	(2,612)	(3,889)

22,581	51,436	3,134	6,697	7,767	17,649	55,471	171,072
93	536	0	0	0	0	0	0
6,732	16,498	1,297	1,505	1,908	991	4,769	12,830
37,100	66,406	4,717	38,926	16,997	45,251	88,161	127,333

1,751	3,263	69	44	463	713	938	1,556
78	243	0	0	0	0	0	0
673	1,358	16	7	21	4	63	153
3,649	9,764	133	188	2,176	4,248	1,273	1,379

(14,572)	(35,744)	(1,042)	(602)	(3,063)	(5,591)	(57,004)	(75,577)
(3,887)	(5,849)	0	0	0	0	0	0
(5,701)	(14,171)	(188)	(29)	(11)	(17)	(4,103)	(7,983)
(86,761)	(184,143)	(9,144)	(13,357)	(17,129)	(33,908)	(31,199)	(86,069)

(38,264)	(90,403)	(1,008)	33,379	9,129	29,340	58,369	144,694

0	0	0	0	0	0	0	0

(24,517)	(36,455)	689	33,703	15,921	38,402	61,002	153,605

415,763	452,218	33,703	0	168,967	130,565	348,041	194,436
$391,246	$415,763	$34,392	$33,703	$184,888	$168,967	$409,043	$348,041

$1,089	$993	$0	$0	$(43)	$(45)	$67	$(49)

Semiannual Report	September 30, 2010	63

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class A, B and C shares (the “Retail Classes”) of seven funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, P, Administrative and D Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows;

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves,

64	PIMCO Funds

(Unaudited) September 30, 2010

volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or option contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment fund will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances which daily market quotes are not readily available investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that uses significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that

Semiannual Report	September 30, 2010	65

Notes to Financial Statements (Cont.)

values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

(c) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(d) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2010 are disclosed in the Notes to the Schedules of Investments.

(e) U.S. Government Agencies or Government-Sponsored Enterprises   Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds are supported by the full faith and credit of the United States Government. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

(f) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made

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conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedules of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

(a) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default swap agreements to manage its exposure to credit risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Semiannual Report	September 30, 2010	67

Notes to Financial Statements (Cont.)

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of September 30, 2010 for which a Fund is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

6.  PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing a Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory

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contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes		Class D(1)		Class P
PIMCO California Intermediate Municipal Bond Fund	0.225%		0.22%	N/A	0.30%		0.55%		0.32%
PIMCO California Short Duration Municipal Income Fund	0.18%		0.15%	N/A	0.30%		0.55%		0.25%
PIMCO High Yield Municipal Bond Fund	0.30%	(2)	0.25%	N/A	0.30%	(3)	0.55%	(3)	0.35%
PIMCO Municipal Bond Fund	0.20%		0.24%	0.24%	0.30%		0.55%		0.34%
PIMCO MuniGO Fund	0.20%		0.20%	N/A	0.30%		0.55%		0.30%
PIMCO New York Municipal Bond Fund	0.225%		0.22%	N/A	0.30%		0.55%		N/A
PIMCO Short Duration Municipal Income Fund	0.18%		0.15%	0.15%	0.30%		0.55%		0.25%

(1)	As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.
(2)	PIMCO has contractually agreed, through July 31, 2011, to waive 0.01% of the Investment Advisory Fee to 0.29%.
(3)	PIMCO has contractually agreed, through July 31, 2011, to waive 0.05% of the Supervisory and Administrative Fee to 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2010.

Pursuant to the Distribution and Servicing Plans adopted by the A, B and C Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B and C Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
PIMCO California Short Duration Municipal Income and PIMCO Short Duration Municipal Income Funds	0.30%	0.25%
PIMCO Municipal Bond and PIMCO MuniGO Funds	0.50%	0.25%
All other Funds	0.75%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2010, AGID received $13,356,081 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

Semiannual Report	September 30, 2010	69

Notes to Financial Statements (Cont.)

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO MuniGO Fund’s Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Class A	Class C	Class D	Class P
PIMCO MuniGO Fund	0.40%	0.75%	1.25%	0.75%	0.50%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2010, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO MuniGO Fund	$73

Each unaffiliated Trustee receives an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2010, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO California Intermediate Municipal Bond Fund	$1,500	$1,495
PIMCO California Short Duration Municipal Income Fund	3,456	0

PIMCO High Yield Municipal Bond Fund	0	1,160
PIMCO Municipal Bond Fund	569	5,796
PIMCO MuniGO Fund	203	0
PIMCO New York Municipal Bond Fund	4,340	0
PIMCO Short Duration Municipal Income Fund	13,449	0

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

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10.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2010, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO California Intermediate Municipal Bond Fund	$0	$0	$14,547	$9,764
PIMCO California Short Duration Municipal Income Fund	0	452	130,064	48,710
PIMCO High Yield Municipal Bond Fund	0	700	35,810	32,620
PIMCO Municipal Bond Fund	0	1,506	35,123	75,822
PIMCO MuniGO Fund	0	0	10,301	11,890
PIMCO New York Municipal Bond Fund	0	300	26,354	16,582
PIMCO Short Duration Municipal Income Fund	0	800	165,396	116,980

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO California Intermediate Municipal Bond Fund				PIMCO California Short Duration Municipal Income Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	1,051	$10,012	1,394	$12,883	10,933	$111,247	15,289	$154,504
Class B	0	0	0	0	0	0	0	0
Class C	205	1,967	45	417	132	1,340	73	737
Other Classes	1,318	12,570	2,344	21,504	6,166	62,600	12,866	129,945
Issued as reinvestment of distributions
Class A	40	386	99	915	81	822	97	976
Class B	0	0	0	0	0	0	0	0
Class C	1	10	0	2	0	4	0	0
Other Classes	93	892	257	2,356	85	865	197	1,978
Cost of shares redeemed
Class A	(729)	(6,932)	(2,603)	(23,881)	(5,156)	(52,447)	(4,405)	(44,561)
Class B	0	0	0	0	0	0	0	0
Class C	(4)	(39)	0	0	(3)	(32)	(10)	(97)
Other Classes	(1,472)	(14,029)	(4,804)	(43,965)	(4,751)	(48,223)	(9,079)	(91,654)
Net increase (decrease) resulting from Fund share transactions	503	$4,837	(3,268)	$(29,769)	7,487	$76,176	15,028	$151,828

Semiannual Report	September 30, 2010	71

Notes to Financial Statements (Cont.)

	PIMCO High Yield Municipal Bond Fund				PIMCO Municipal Bond Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	2,486	$20,380	5,873	$44,431	2,501	$22,581	6,009	$51,436
Class B	0	0	0	0	10	93	63	536
Class C	916	7,504	2,530	19,281	746	6,732	1,926	16,498
Other Classes	3,601	29,654	11,915	90,568	4,082	37,100	7,751	66,406
Issued as reinvestment of distributions
Class A	194	1,599	406	3,118	194	1,751	378	3,263
Class B	0	0	0	0	9	78	28	243
Class C	70	571	136	1,044	74	673	158	1,358
Other Classes	328	2,698	728	5,596	402	3,649	1,137	9,764
Cost of shares redeemed
Class A	(2,057)	(16,959)	(3,295)	(25,288)	(1,621)	(14,572)	(4,145)	(35,744)
Class B	0	0	0	0	(432)	(3,887)	(677)	(5,849)
Class C	(922)	(7,545)	(923)	(7,119)	(632)	(5,701)	(1,632)	(14,171)
Other Classes	(3,501)	(28,650)	(10,986)	(85,923)	(9,620)	(86,761)	(21,833)	(184,143)
Net increase (decrease) resulting from Fund share transactions	1,115	$9,252	6,384	$45,708	(4,287)	$(38,264)	(10,837)	$(90,403)

	PIMCO MuniGO Fund				PIMCO New York Municipal Bond Fund
	Six Months Ended 09/30/2010		Period from 07/01/2009 to 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	297	$3,134	654	$6,697	709	$7,767	1,658	$17,649
Class B	0	0	0	0	0	0	0	0
Class C	123	1,297	146	1,505	172	1,908	92	991
Other Classes	452	4,717	3,844	38,926	1,547	16,997	4,258	45,251
Issued as reinvestment of distributions
Class A	6	69	4	44	42	463	67	713
Class B	0	0	0	0	0	0	0	0
Class C	2	16	1	7	2	21	0	4
Other Classes	12	133	18	188	197	2,176	400	4,248
Cost of shares redeemed
Class A	(99)	(1,042)	(59)	(602)	(279)	(3,063)	(526)	(5,591)
Class B	0	0	0	0	0	0	0	0
Class C	(18)	(188)	(3)	(29)	(1)	(11)	(1)	(17)
Other Classes	(880)	(9,144)	(1,300)	(13,357)	(1,563)	(17,129)	(3,181)	(33,908)
Net increase (decrease) resulting from Fund share transactions	(105)	$(1,008)	3,305	$33,379	826	$9,129	2,767	$29,340

72	PIMCO Funds

(Unaudited) September 30, 2010

	PIMCO Short Duration Municipal Income Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	6,475	$55,471	20,167	$171,072
Class B	0	0	0	0
Class C	556	4,769	1,516	12,830
Other Classes	10,296	88,161	15,032	127,333
Issued as reinvestment of distributions
Class A	110	938	184	1,556
Class B	0	0	0	0
Class C	7	63	18	153
Other Classes	149	1,273	163	1,379
Cost of shares redeemed
Class A	(6,643)	(57,004)	(8,914)	(75,577)
Class B	0	0	0	0
Class C	(479)	(4,103)	(941)	(7,983)
Other Classes	(3,640)	(31,199)	(10,206)	(86,069)
Net increase resulting from Fund share transactions	6,831	$58,369	17,019	$144,694

12.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

Semiannual Report	September 30, 2010	73

Notes to Financial Statements (Cont.)	(Unaudited) September 30, 2010

13.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax position for all open tax years, and concluded that the adoptions had no effect on the Funds’ financial position or results of operations. As of September 30, 2010, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

As of September 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO California Intermediate Municipal Bond Fund	$4,630	$(862)	$3,768
PIMCO California Short Duration Municipal Income Fund	4,942	(218)	4,724
PIMCO High Yield Municipal Bond Fund	12,868	(21,493)	(8,625)
PIMCO Municipal Bond Fund	18,607	(8,032)	10,575
PIMCO MuniGO Fund	1,806	(9)	1,797
PIMCO New York Municipal Bond Fund	13,278	(1,155)	12,123
PIMCO Short Duration Municipal Income Fund	4,540	(3,864)	676

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Funds’ financial statements.

74	PIMCO Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FNMA	Federal National Mortgage Association	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	FSA	Financial Security Assurance, Inc.	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	GTD	Guaranteed	VA	Department of Veterans Affairs
FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance
FHA	Federal Housing Administration	ICR	Insured Custodial Receipts

Other Abbreviations:
JEA	Jacksonville Electric Authority	M-S-R	Mechanical Systems Review

Semiannual Report	September 30, 2010	75

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

76	PIMCO Funds

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements	(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements; and Approval of the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement for PIMCO CommoditiesPLUS™ Fund, PIMCO CommoditiesPLUS™ Short Strategy Fund and PIMCO High Yield Spectrum Fund

At a meeting held on August 16-17, 2010, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2011. The Board also considered and approved for an additional one-year term through August 31, 2011, the Supervision and Administration Agreement (together with the Amended and Restated Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2011; and (ii) the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, PIMCO Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2011.

The Board of the Trust, including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of the PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, at a meeting on February 23, 2010, and on behalf of PIMCO High Yield Spectrum Fund, at a meeting on August 17, 2010 (together with PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds and, if available, information about the fees charged and services provided by PIMCO to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of New Funds’ Agreements. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to New Funds’ Agreements.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 16-17, 2010 meeting. The independent Trustees also met with counsel to the Trust on August 5, 2010 to discuss the materials presented.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2010 and August 17, 2010 meetings.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

Semiannual Report	September 30, 2010	77

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trusts and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts.

The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers. The Trustees also considered new services or service enhancements PIMCO has implemented since the Agreements were last renewed in 2009, including PIMCO Retail Oversight (“PRO”), a “Pricing Portal” to streamline and automate certain pricing functions, a quality management system, security fair valuation enhancements required by FAS 157, additional money market fund oversight and reporting, improved review of BFDS’ large trade processing, and web-hosting of prospectuses and other regulatory documents.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund, PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3.	Investment Performance

As the New Funds had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2010 and other performance data, as available, for the period ended June 30, 2010 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2010 (the “Lipper Report”).

78	PIMCO Funds

(Unaudited)

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 16-17, 2010 meeting. The Board noted that, as of May 31, 2010, the Institutional Class of 73%, 74% and 73% of the Funds outperformed its Lipper category median over the three-year, five-year and 10-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in each class’s different distribution and servicing expenses. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 10 years of performance history, over 80% outperformed the relative benchmark indexes on a net-of-fees basis over the 10-year period ended May 31, 2010, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer, nearly 90% all of the Institutional Class assets have outperformed the relative benchmark indexes net of fees, noting, however, the impact of PIMCO Total Return Fund’s size on this data. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO StocksPLUS® TR Short Strategy Fund and eventually to reduce the supervisory and administrative fee for certain classes of a number of Funds in connection with the consolidation of all administrative services with PIMCO.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the PIMCO CommoditiesPLUS Strategy Fund and PIMCO High Yield Spectrum Fund, the Board reviewed data comparing the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with a similar investment strategy. At the time the Board considered PIMCO CommoditiesPLUS Short Strategy Fund’s advisory fees, PIMCO did not manage any separate accounts or other products with investment strategies similar to PIMCO CommoditiesPLUS Short Strategy Fund and, thus, no comparative fee information was considered.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees

Semiannual Report	September 30, 2010	79

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the total expenses for 52% of the Funds’ Class A shares and for 93% of the Funds’ Institutional Class shares fall below or are equal to the median total expense of their respective Lipper Expense Group. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the New Funds are newly organized, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders by offering enhanced or additional services. The Board also considered that economies of scale may be reflected in the Funds’ share class structure, including that the Funds offer Institutional Class shares on third-party platforms that impose high investment minimums. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets. The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structure were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of the Fund’s shareholders.

The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

80	PIMCO Funds

(Unaudited)

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

Semiannual Report	September 30, 2010	81

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105 - 4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266 - 8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors has more than $1 trillion in assets under management for our clients worldwide.* Our investment managers offer their own distinctive philosophy and culture, and provide clients with a comprehensive and constantly evolving range of investment styles and products.

For more information about any of our innovative investment solutions or client services, call your financial advisor or visit www.allianzinvestors.com.

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

* Allianz Global Investors AG assets under management as of 6/30/10.

Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds, the Allianz Multi-Strategy Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds, the Allianz Funds and the Allianz Multi-Strategy Funds are distributed by Allianz Global Investors Distributors LLC. © 2010. For information about any product, contact your financial advisor.         AZ002SA_093010

Share Classes	Institutional ■ P ■ Administrative ■ D

Semiannual Report September 30, 2010

Credit Bond Funds

PIMCO Convertible Fund

PIMCO Diversified Income Fund

PIMCO Floating Income Fund

PIMCO High Yield Fund

PIMCO High Yield Spectrum Fund

PIMCO Investment Grade Corporate Bond Fund

PIMCO Long-Term Credit Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		13
Financial Highlights		16
Statements of Assets and Liabilities		24
Statements of Operations		25
Statements of Changes in Net Assets		26
Notes to Financial Statements		102
Glossary		116
Privacy Policy		117
Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements		118

FUND	Fund Summary	Schedule of Investments

PIMCO Convertible Fund	6	28
PIMCO Diversified Income Fund	7	35
PIMCO Floating Income Fund	8	50
PIMCO High Yield Fund	9	62
PIMCO High Yield Spectrum Fund	10	73
PIMCO Investment Grade Corporate Bond Fund	11	77
PIMCO Long-Term Credit Fund	12	91

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

Over the six-month reporting period, U.S. economic growth weakened and unemployment remained stubbornly high, even with significant monetary and fiscal stimulus. Within Europe, sovereign debt worries heightened investor concerns over the possibility of default, leading to increased market volatility. In response, U.S. and non-U.S. government policy makers kept key interest rates near zero and announced plans for expanded quantitative easing programs to help spark economic activity and job creation, despite a rising public debt burden within developed economies. Furthermore, the Federal Reserve adjusted its balance sheet strategy by reinvesting payments on Agency debt and mortgage-backed securities (“MBS”) into longer-term U.S. Treasury securities in an effort to stabilize the economy through price support within key asset classes.

PIMCO’s New Normal long-term outlook—marked by a shift in global growth drivers, deleveraging and re-regulation—points to the possibility of a desynchronized global economic recovery. As such, the economic growth rate in developed economies will likely be lower than in previous recoveries, but higher for developing and emerging market economies. For investors, it is important to adjust portfolios to meet the challenges of this changing and uncertain investment environment. At PIMCO, we remain focused on helping you through your investment journey while managing a number of risks along the way.

Included below are highlights of the financial markets during our six-month reporting period:

■

Investors helped push yields on U.S. Treasury securities to historic lows in the short area of the yield curve in a flight to higher quality assets. Bonds that offered extra income, however, performed better than lower yielding U.S. Treasury securities. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, or 1.31% lower than on March 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 6.05% for the reporting period.

■

Corporate bonds, including high-yield bonds, outperformed U.S. Treasury securities as strong demand for incremental income supported healthy new corporate bond issuance. Furthermore, corporate fundamentals generally continued to improve during the reporting period due to cost-cutting, improving margins, increasing asset quality and valuations.

■

The performance of Agency MBS lagged like-duration U.S. Treasury securities primarily due to concern of increased prepayments induced by a potential government-sponsored refinancing program and the Federal Reserve’s decision to reinvest pay downs within its mortgage portfolio in U.S. Treasury securities rather than in MBS. However, non-Agency MBS and commercial MBS outperformed U.S. Treasury securities as a result of limited new issuance and investor demand for higher-yielding assets.

■

Municipal bonds posted positive returns, as measured by the Barclays Capital Municipal Bond Index, which returned 5.51% for the reporting period. Taxable Build America Bonds outperformed the tax-exempt municipal bond sector due to their longer duration as rates moved lower over the period.

■	Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive, as represented by the Barclays Capital U.S. TIPS Index, which returned 6.40% for the

2	PIMCO Funds	Credit Bond Funds

reporting period. Decreasing real yields across the maturity spectrum created quite positive TIPS returns, while coupon income and low inflation accruals added additional incremental positive returns. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed during the period and TIPS underperformed nominal U.S. Treasury securities. Diversified commodity index returns were also positive, as measured by the Dow Jones-UBS Commodity Index Total Return, which returned 6.24% for the reporting period.

■

Emerging market (“EM”) bonds denominated in both U.S. dollars and local EM currencies performed well, outperforming U.S. Treasury securities. The U.S. dollar weakened due in part to investor concerns over the likelihood of increased government stimulus policies and a widening U.S. public debt burden. As a result, most EM currencies appreciated relative to the U.S. dollar.

■

Equity markets worldwide were volatile, and generally posted negative returns for the reporting period despite staging a rally in September 2010. U.S. equities, as measured by the S&P 500 Index, declined 1.42% and international equities, as represented by the MSCI World Index, declined 0.64% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We value your trust and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Funds

November 10, 2010

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class and Class D shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Class P, Administrative Class and Class D shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class and Class D shares, respectively. The Class P shares of the following Funds were first offered in (month/year): PIMCO Diversified Income Fund (4/08), PIMCO Floating Income Fund (4/08), PIMCO High Yield Fund (4/08), PIMCO Investment Grade Corporate Bond Fund (4/08), and PIMCO High Yield Spectrum Fund (09/10). The Administrative Class shares of the following Funds were first offered in (month/year): PIMCO High Yield Fund (1/95), PIMCO Convertible Fund (8/00), PIMCO Investment Grade Corporate Bond Fund (9/02), PIMCO Diversified Income Fund (10/04), and PIMCO Floating Income Fund (12/05). The Class D shares of the following Funds were first offered in (month/year): PIMCO High Yield Fund (4/98), PIMCO Diversified Income Fund (7/03), PIMCO Floating Income Fund (7/04), PIMCO Investment Grade Corporate Bond Fund (7/04), and PIMCO High Yield Spectrum Fund (09/10). All other Funds in this Shareholder Report do not currently offer Class P, Administrative Class and Class D shares. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	PIMCO Funds	Credit Bond Funds

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Shareholder Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class and Class D only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds is from April 1, 2010 to September 30, 2010, with the exception of the PIMCO High Yield Spectrum Fund, which is from September 15, 2010 (the date the Fund commenced operations) to September 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2010	5

PIMCO Convertible Fund

Institutional Class - PFCIX
Administrative Class - PFCAX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional or Administrative Class Shares is $1,000,000.

Allocation Breakdown‡

Industrials	61.1%
Banking & Finance	23.7%
Utilities	7.2%
Short-Term Instruments	4.9%
Energy	1.1%
Other	2.0%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/31/99)
PIMCO Convertible Fund Institutional Class	4.71%	19.56%	5.05%	2.84%	6.59%
PIMCO Convertible Fund Administrative Class	4.57%	19.27%	4.78%	2.56%	6.31%
BofA Merrill Lynch All Convertibles Index	2.87%	15.17%	4.30%	2.87%	5.24%
Lipper Convertible Securities Funds Average	3.30%	13.32%	3.64%	3.09%	5.62%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 7/31/10, as revised and supplemented to date, is 0.65% for the Institutional Class shares and 0.90% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,047.08	$1,045.71	$1,021.71	$1,020.46
Expenses Paid During Period†	$3.44	$4.72	$3.40	$4.66

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.67% for Institutional Class and 0.92% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Convertible Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to duration (or sensitivity to changes in market interest rates) benefited performance as the ten-year U.S. Treasury yield declined over the period.

»	An overweight to financials benefited performance. Financials outperformed the BofA Merrill Lynch All Convertibles Index (the “Index”) over the period.

»	An underweight to manufacturers benefited performance as the sector underperformed over the period.

»	An underweight to the consumer discretionary sector benefited performance as this sector lagged over the period.

»	An overweight to materials (which is part of the industrials category) detracted from relative performance as the materials sector significantly underperformed over the period.

»	An underweight to technology credits detracted from performance as the sector outperformed over the period and outpaced the Index over the period.

»	A below-index allocation to the transportation sector detracted from performance as the sector outperformed over the period.

6	PIMCO Funds	Credit Bond Funds

PIMCO Diversified Income Fund

Institutional Class - PDIIX	Class P - PDVPX
Administrative Class - PDAAX	Class D - PDVDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Corporate Bonds & Notes	56.6%
Sovereign Issues	23.0%
Mortgage-Backed Securities	8.9%
U.S. Treasury Obligations	3.1%
Short-Term Instruments	2.3%
Other	6.1%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Institutional Class	8.89%	18.38%	8.06%	8.99%
PIMCO Diversified Income Fund Administrative Class	8.75%	18.09%	7.79%	8.72%
PIMCO Diversified Income Fund Class D	8.67%	17.91%	7.64%	8.54%
PIMCO Diversified Income Fund Class P	8.84%	18.26%	7.95%	8.87%
Barclays Capital Global Credit Hedged USD Index	6.03%	11.05%	5.87%	6.05%
1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	7.46%	14.37%	7.53%	8.28%
Lipper Multi-Sector Income Funds Average	5.96%	13.27%	6.13%	7.04%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.76% for the Institutional Class shares, 0.86% for the Class P shares, 1.01% for the Administrative Class shares, and 1.16% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,088.88	$1,088.35	$1,087.53	$1,086.71	$1,021.31	$1,020.81	$1,020.05	$1,019.30
Expenses Paid During Period†	$3.93	$4.45	$5.23	$6.02	$3.80	$4.31	$5.06	$5.82

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.75% for Institutional Class, 0.85% for Class P, 1.00% for Administrative Class, and 1.15% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Diversified Income Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

An overall overweight to emerging market (“EM”) debt enhanced relative performance. EM debt, as represented by the JPMorgan Emerging Markets Bond Index (“EMBI”) Global (USD Hedged), returned 9.58% during the period, outperforming the Fund’s secondary benchmark index.

»

An overall underweight allocation to the global investment grade asset class benefited relative performance as the credit component of the Barclays Capital Global Aggregate Credit Index (Hedged USD) returned 5.83%, underperforming the Fund’s secondary benchmark index.

»

An underweight allocation to global high yield bonds benefited relative performance as this segment of the credit market, as represented by the BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index, returned 6.93%, underperforming the Fund’s secondary benchmark index.

»

Tactical exposure to commercial mortgage-backed securities (“CMBS”) positively contributed to relative performance as the Barclays Capital CMBS Index (USD Unhedged) outperformed the Fund’s secondary benchmark index.

»

An underweight allocation to Argentina debt detracted from relative performance as Argentina debt, as represented by the JPMorgan EMBI Global Argentina sub index returned 15.34% for the period, outperforming the Fund’s secondary benchmark index.

»	A curve-steepening bias detracted from performance as the U.S. yield curve flattened during the period.

»

An overweight allocation to investment grade banking credits detracted from relative performance, as Banking issues within the credit component of the Barclays Capital Global Aggregate Credit Index (Hedged USD) returned 4.60% during the period, underperforming the Fund’s secondary benchmark index.

»

An overweight allocation to Indonesia debt enhanced relative performance as the JPMorgan EMBI Global Indonesian sub index, returned 13.78% during the period, outperforming the Fund’s secondary benchmark index.

Semiannual Report	September 30, 2010	7

PIMCO Floating Income Fund

Institutional Class - PFIIX	Class P - PFTPX
Administrative Class - PFTAX	Class D - PFIDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Corporate Bonds & Notes	60.5%
Sovereign Issues	15.8%
Short-Term Instruments	13.0%
Mortgage-Backed Securities	5.3%
Bank Loan Obligations	2.2%
Other	3.2%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	Fund Inception (07/30/04)
PIMCO Floating Income Fund Institutional Class	1.01%	10.56%	3.30%	3.99%
PIMCO Floating Income Fund Administrative Class	0.89%	10.28%	3.05%	3.74%
PIMCO Floating Income Fund Class D	0.81%	10.12%	2.89%	3.57%
PIMCO Floating Income Fund Class P	0.96%	10.45%	3.20%	3.88%
3 Month USD LIBOR Index	0.21%	0.34%	3.27%	3.15%	**
Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	-1.57%	2.66%	1.00%	2.01%	**
Lipper Loan Participation Funds Average	1.90%	9.50%	3.10%	3.49%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 10/01/10, as supplemented to date, is 0.55% for the Institutional Class shares, 0.65% for the Class P shares, 0.80% for the Administrative Class shares, and 0.95% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,010.13	$1,009.62	$1,008.87	$1,008.09	$1,022.31	$1,021.81	$1,021.06	$1,020.31
Expenses Paid During Period†	$2.77	$3.27	$4.03	$4.78	$2.79	$3.29	$4.05	$4.81

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.55% for Institutional Class, 0.65% for Class P, 0.80% for Administrative Class, and 0.95% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Floating Income Fund seeks maximum current yield, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investments that effectively enable the Fund to achieve floating rate of income, including, but not limited to, variable and floating-rate fixed-income instruments, fixed-income instruments with durations of less than or equal to one year, and fixed-rate fixed-income instruments with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments, each of which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

An overall overweight to emerging market (“EM”) debt enhanced relative performance. EM debt, as represented by the JPMorgan Emerging Markets Bond Index (“EMBI”) Global, returned 9.58% during the period, outperforming the Fund’s secondary benchmark index.

»	An overweight bias to U.S. duration (or sensitivity to changes in market interest rates) versus the Fund’s secondary benchmark index enhanced relative performance as yields fell during the period.

»	A curve-steepening bias detracted from performance as the U.S. yield curve flattened during the period.

»

Tactical exposure to commercial mortgage-backed securities (“CMBS”) positively contributed to relative performance as the Barclays Capital CMBS Index returned 9.63% during the period, outperforming the Fund’s secondary benchmark index.

»

An underweight allocation to Argentina debt detracted from relative performance as Argentina debt, as represented by the JPMorgan EMBI Global Argentina sub index, returned 15.34% for the period, outperforming the Fund’s secondary benchmark index.

»	A below-index weighting in Ecuador debt benefited relative performance as the JPMorgan EMBIG Ecuador sub index declined 9.03% during the period, underperforming the Fund’s secondary benchmark index.

»

An overweight allocation to independent exploration and production (“E&P”) bonds positively contributed to relative performance as independent E&P bonds within the credit component of the Barclays Capital Global Aggregate Credit Index (Hedged USD) returned 7.71% during the period, outperforming the Fund’s secondary benchmark index.

»

An overweight allocation to Indonesia debt enhanced relative performance as the JPMorgan EMBIG Indonesian sub index returned 13.78% during the period, outperforming the Fund’s secondary benchmark index.

8	PIMCO Funds	Credit Bond Funds

PIMCO High Yield Fund

Institutional Class - PHIYX	Class P - PHLPX
Administrative Class - PHYAX	Class D - PHYDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Corporate Bonds & Notes	81.4%
Short-Term Instruments	7.2%
Bank Loan Obligations	3.7%
Sovereign Issues	3.1%
Mortgage-Backed Securities	2.9%
Other	1.7%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)
PIMCO High Yield Fund Institutional Class	6.09%	18.32%	7.08%	7.25%	8.34%
PIMCO High Yield Fund Administrative Class	5.96%	18.02%	6.82%	6.99%	8.08%
PIMCO High Yield Fund Class D	5.91%	17.91%	6.68%	6.84%	7.92%
PIMCO High Yield Fund Class P	6.04%	18.20%	6.96%	7.14%	8.23%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index***	7.07%	16.79%	7.31%	7.27%	7.67%	**
Lipper High Current Yield Funds Average	5.83%	16.59%	6.03%	6.04%	6.36%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/92.

*** The inception date for the BofA Merrill Lynch U.S. High Yield, BB-B rated, Constrained Index was 12/31/1996. Prior to 12/31/1996, the performance of the BofA Merrill Lynch US High Yield, Cash Pay, BB-B Rated Index is shown.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.56% for the Institutional Class shares, 0.66% for the Class P shares, 0.81% for the Administrative Class shares, and 0.91% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,060.93	$1,060.39	$1,059.61	$1,059.07	$1,022.31	$1,021.81	$1,021.06	$1,020.56
Expenses Paid During Period†	$2.84	$3.36	$4.13	$4.65	$2.79	$3.29	$4.05	$4.56

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.56% for Institutional Class, 0.65% for Class P, 0.80% for Administrative Class, and 0.90% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An overweight to the finance sector, where banking and insurance companies supported the overall industry’s strong returns, benefited relative performance over the period.

»	Security selection in the consumer cyclical sector was a strong contributor to performance as auto-related bonds significantly outperformed all other sub-sectors of the broader category.

»	An emphasis on pipelines and integrated energy companies contributed positively to performance over the period.

»	Security selection within the media sector, where broadcasting outperformed, detracted from performance over the period.

»	An overweight to utilities, where electric generation companies performed poorly, detracted from relative returns over the period.

»	An underweight to the transportation sector, which outperformed the broader high-yield bond market, detracted from performance over the period.

»	Exposure to high-grade bonds, primarily by way of triple-B holdings which notably outpaced double and single B-rated bonds, was a positive contributor to relative returns over the period.

Semiannual Report	September 30, 2010	9

PIMCO High Yield Spectrum Fund

Institutional Class - PHSIX	Class D - PHSDX
Class P - PHSPX

Allocation Breakdown‡

Corporate Bonds & Notes	65.8%
Short-Term Instruments	31.5%
Bank Loan Obligations	2.7%
‡	% of Total Investments as of 09/30/10

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended September 30, 2010
Fund Inception (09/15/10)
PIMCO High Yield Spectrum Fund Institutional Class	1.28%
PIMCO High Yield Spectrum Fund Class D	1.26%
PIMCO High Yield Spectrum Fund Class P	1.27%
BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index	1.05%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P and Class D prospectus dated 8/30/10, as revised and supplemented to date, is 0.61% for the Institutional Class shares, 0.71% for the Class P shares, and 0.96% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance ††
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (09/15/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,012.73	$1,012.62	$1,012.76	$1,021.81	$1,020.56	$1,022.31
Expenses Paid During Period†	$0.27	$0.37	$0.23	$3.29	$4.56	$2.79

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.55% for Institutional Class, 0.65% for Class P, and 0.90% for Class D), multiplied by the average account value over the period, multiplied by 16/365 (to reflect the period since the Fund commenced operations on 09/15/10). The Fund’s hypothetical expenses reflect an amount as if the Fund had been operational for the entire fiscal half year.

†† Hypothetical Performance reflects a beginning account value as of 04/01/10.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Spectrum Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by convertibles, warrants, forwards, or derivatives such as swap agreements, rated below investment grade by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	The Fund commenced operations on September 15, 2010.

10	PIMCO Funds	Credit Bond Funds

PIMCO Investment Grade Corporate Bond Fund

Institutional Class - PIGIX	Class P - PBDPX
Administrative Class - PGCAX	Class D - PBDDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Banking & Finance	34.3%
Industrials	29.9%
U.S. Treasury Obligations	24.4%
Utilities	7.5%
Short-Term Instruments	0.4%
Other	3.5%
‡	% of Total Investments as of 9/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Institutional Class	8.90%	15.82%	8.98%	8.86%	9.09%
PIMCO Investment Grade Corporate Bond Fund Administrative Class	8.76%	15.53%	8.70%	8.59%	8.82%
PIMCO Investment Grade Corporate Bond Fund Class D	8.68%	15.36%	8.55%	8.42%	8.65%
PIMCO Investment Grade Corporate Bond Fund Class P	8.85%	15.70%	8.87%	8.75%	8.98%
Barclays Capital U.S. Credit Index	8.07%	11.67%	6.48%	7.10%	7.33%	**
Lipper Intermediate Investment Grade Debt Funds Average	6.17%	9.98%	5.47%	5.85%	6.06%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.50% for the Institutional Class shares, 0.60% for the Class P shares, 0.75% for the Administrative Class shares, and 0.90% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,088.97	$1,088.46	$1,087.58	$1,086.83	$1,022.56	$1,022.06	$1,021.31	$1,020.56
Expenses Paid During Period†	$2.62	$3.14	$3.92	$4.71	$2.54	$3.04	$3.80	$4.56

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.60% for Class P, 0.75% for Administrative Class, and 0.90% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Investment Grade Corporate Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

The Fund’s overweight to duration (or sensitivity to changes in market interest rates), that was implemented via a diverse exposure to Australia and European duration, benefited performance as ten-year rates in these regions fell over the period.

»	An underweight to consumer cyclicals benefited performance as the sector underperformed the Barclays Capital U.S. Credit Index (the “Index”) over the period.

»	A below-index allocation to electrics benefited performance as the sector performed worse than the Index over the period.

»	An underweight to communications credits benefited relative performance as the sector underperformed the Index over the period.

»	An above-index allocation to energy credits detracted from relative performance as energy credits underperformed the Index over the period.

»	An overweight to natural gas credits detracted from performance as natural gas credits underperformed the Index over the period.

Semiannual Report	September 30, 2010	11

PIMCO Long-Term Credit Fund

Institutional Class - PTCIX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class Shares is $1,000,000.

Allocation Breakdown‡

Corporate Bonds & Notes	67.6%
U.S. Treasury Obligations	18.5%
Municipal Bonds & Notes	7.9%
Short-Term Instruments	1.8%
Sovereign Issues	1.5%
Other	2.7%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	Fund Inception (03/31/09)
PIMCO Long-Term Credit Fund Institutional Class	12.65%	17.38%	25.98%
Barclays Capital U.S. Long Credit Index	12.64%	14.08%	27.63%
Lipper General Bond Funds Average	6.36%	8.96%	14.26%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 7/31/10, as revised and supplemented to date, is 0.55% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,126.52	$1,022.26
Expenses Paid During Period†	$2.99	$2.84

† Expenses are equal to the net annualized expense ratio of 0.56% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term Credit Fund seeks total return which exceeds that of its benchmark, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	An overweight to duration (or sensitivity to changes in market interest rates) benefited performance as the ten-year U.S. Treasury yield declined over the period.

»

An overweight to energy credits in the second quarter of 2010 followed by an underweight in the third quarter of 2010, benefited performance as the sector outperformed in the second quarter of 2010 but underperformed in the third quarter of 2010.

»	A below-index allocation to foreign local government credits benefited performance as the sector underperformed the Barclays Capital U.S. Long Credit Index.

»	An overweight to basic industries, which outperformed, benefited relative performance during the period.

»	A below-index allocation to consumer non-cyclicals, which outperformed the broader credit market, detracted from relative performance during the period.

»	An above-index allocation to banking credits detracted from performance as the sector underperformed the broader benchmark during the period.

»	An overweight exposure to the natural gas pipelines sector, which underperformed, detracted from performance during the period.

12	PIMCO Funds	Credit Bond Funds

Benchmark Descriptions

Index	Description

1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd: The benchmark is an equally weighted blend of the following three indices: Barclays Capital Global Aggregate-Credit Component Hedged USD, BofA Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global. The Barclays Capital Global Aggregate Index-Credit Component Hedged USD provides a broad-based measure of the global investment-grade fixed income markets. The index does not reflect deduction for fees, expenses or taxes. The BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. Prior to September 25, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in an unmanaged index.

3 Month USD LIBOR Index	3 Month USD LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Barclays Capital Global Credit Hedged USD Index	Barclays Capital Global Credit Hedged USD contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in an unmanaged index.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Credit Index	Barclays Capital U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. This index was formerly known as the Barclays Capital Credit Investment Grade Index. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Long Credit Index	Barclays Capital U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	13

Benchmark Descriptions (Cont.)

Index	Description

Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd: The benchmark is an equally weighted blend of the following three indices at constant 0.25 year duration: Barclays Capital Global Aggregate Credit Index, BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index, JPMorgan EMBI Global; all USD hedged. The Barclays Capital Global Aggregate Credit Index provides a broad-based measure of the global investment-grade fixed income markets. The index does not reflect deduction for fees, expenses or taxes. The BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. Prior to September 25th, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices.

BofA Merrill Lynch All Convertibles Index	BofA Merrill Lynch All Convertibles Index is an unmanaged index market comprised of convertible bonds and preferred securities. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index	BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index contains all securities in The BofA Merrill Lynch Global High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

14	PIMCO Funds	Credit Bond Funds

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Semiannual Report	September 30, 2010	15

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Convertible Fund
Institutional Class
04/01/2010 - 09/30/2010+	$13.25	$0.18	$0.42	$0.60	$(0.54)	$0.00	$0.00
03/31/2010	8.31	0.73	4.62	5.35	(0.41)	0.00	0.00
03/31/2009	13.07	0.32	(4.83)	(4.51)	(0.25)	0.00	0.00
03/31/2008	13.74	0.28	(0.70)	(0.42)	(0.25)	0.00	0.00
03/31/2007	12.62	0.21	1.45	1.66	(0.54)	0.00	0.00
03/31/2006	11.94	0.11	0.91	1.02	(0.34)	0.00	0.00
Administrative Class
04/01/2010 - 09/30/2010+	13.57	0.18	0.42	0.60	(0.52)	0.00	0.00
03/31/2010	8.51	0.94	4.53	5.47	(0.41)	0.00	0.00
03/31/2009	13.36	0.31	(4.96)	(4.65)	(0.20)	0.00	0.00
03/31/2008	14.04	0.23	(0.70)	(0.47)	(0.21)	0.00	0.00
03/31/2007	12.89	0.18	1.47	1.65	(0.50)	0.00	0.00
03/31/2006	12.19	0.08	0.93	1.01	(0.31)	0.00	0.00

PIMCO Diversified Income Fund
Institutional Class
04/01/2010 - 09/30/2010+	$10.98	$0.30	$0.66	$0.96	$(0.32)	$0.00	$0.00
03/31/2010	8.51	0.55	2.54	3.09	(0.61)	0.00	(0.01)
03/31/2009	10.71	0.58	(1.94)	(1.36)	(0.63)	(0.21)	0.00
03/31/2008	11.13	0.63	(0.36)	0.27	(0.67)	(0.02)	0.00
03/31/2007	11.01	0.60	0.30	0.90	(0.63)	(0.15)	0.00
03/31/2006	10.87	0.59	0.26	0.85	(0.60)	(0.11)	0.00
Class P
04/01/2010 - 09/30/2010+	10.98	0.29	0.66	0.95	(0.31)	0.00	0.00
03/31/2010	8.51	0.54	2.54	3.08	(0.60)	0.00	(0.01)
04/30/2008 - 03/31/2009	10.88	0.52	(2.12)	(1.60)	(0.56)	(0.21)	0.00
Administrative Class
04/01/2010 - 09/30/2010+	10.98	0.28	0.67	0.95	(0.31)	0.00	0.00
03/31/2010	8.51	0.53	2.54	3.07	(0.59)	0.00	(0.01)
03/31/2009	10.71	0.56	(1.95)	(1.39)	(0.60)	(0.21)	0.00
03/31/2008	11.13	0.60	(0.36)	0.24	(0.64)	(0.02)	0.00
03/31/2007	11.01	0.57	0.30	0.87	(0.60)	(0.15)	0.00
03/31/2006	10.87	0.56	0.26	0.82	(0.57)	(0.11)	0.00
Class D
04/01/2010 - 09/30/2010+	10.98	0.27	0.67	0.94	(0.30)	0.00	0.00
03/31/2010	8.51	0.51	2.54	3.05	(0.57)	0.00	(0.01)
03/31/2009	10.71	0.54	(1.94)	(1.40)	(0.59)	(0.21)	0.00
03/31/2008	11.13	0.59	(0.37)	0.22	(0.62)	(0.02)	0.00
03/31/2007	11.01	0.55	0.30	0.85	(0.58)	(0.15)	0.00
03/31/2006	10.87	0.54	0.26	0.80	(0.55)	(0.11)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

16	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.54)	$13.31	4.71%	$929,286	0.67	%*	0.65	%*	2.75	%*	24%
(0.41)	13.25	64.89	498,336	0.65		0.65		6.78		203
(0.25)	8.31	(35.02)	994,199	0.66		0.65		3.51		98
(0.25)	13.07	(3.16)	333,851	0.76		0.65		1.99		149
(0.54)	13.74	13.45	59,765	0.74		0.65		1.64		78
(0.34)	12.62	8.70	53,838	0.65		0.65		0.93		71

(0.52)	13.65	4.57	35,039	0.92	*	0.90	*	2.67	*	24
(0.41)	13.57	64.68	58,040	0.90		0.90		7.47		203
(0.20)	8.51	(35.24)	2,989	0.91		0.90		2.64		98
(0.21)	13.36	(3.42)	12	1.05		0.90		1.63		149
(0.50)	14.04	13.12	13	0.99		0.90		1.39		78
(0.31)	12.89	8.43	11	0.90		0.90		0.68		71

$(0.32)	$11.62	8.89%	$2,917,504	0.75	%*	0.75	%*	5.33	%*	65%
(0.62)	10.98	37.21	2,416,831	0.76		0.75		5.44		259
(0.84)	8.51	(12.92)	1,749,358	0.79		0.75		6.09		244
(0.69)	10.71	2.50	2,113,025	0.83		0.75		5.79		234
(0.78)	11.13	8.42	2,155,586	0.75		0.75		5.43		190
(0.71)	11.01	7.94	1,415,321	0.75		0.75		5.28		128

(0.31)	11.62	8.84	23,866	0.85	*	0.85	*	5.22	*	65
(0.61)	10.98	37.08	13,327	0.86		0.85		5.23		259
(0.77)	8.51	(14.81)	8	0.89	*	0.85	*	6.07	*	244

(0.31)	11.62	8.75	8,231	1.00	*	1.00	*	5.08	*	65
(0.60)	10.98	36.87	6,954	1.01		1.00		5.20		259
(0.81)	8.51	(13.14)	4,062	1.04		1.00		5.88		244
(0.66)	10.71	2.25	4,759	1.08		1.00		5.54		234
(0.75)	11.13	8.14	4,818	1.00		1.00		5.17		190
(0.68)	11.01	7.67	4,020	1.00		1.00		5.02		128

(0.30)	11.62	8.67	74,923	1.15	*	1.15	*	4.91	*	65
(0.58)	10.98	36.67	38,747	1.16		1.15		5.01		259
(0.80)	8.51	(13.26)	18,412	1.19		1.15		5.67		244
(0.64)	10.71	2.10	28,357	1.23		1.15		5.39		234
(0.73)	11.13	7.99	31,332	1.15		1.15		5.01		190
(0.66)	11.01	7.50	36,509	1.15		1.15		4.87		128

Semiannual Report	September 30, 2010	17

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Floating Income Fund
Institutional Class
04/01/2010 - 09/30/2010+	$9.04	$0.19	$(0.10)	$0.09	$(0.17)	$0.00	$0.00
03/31/2010	7.00	0.42	2.12	2.54	(0.50)	0.00	0.00
03/31/2009	9.05	0.44	(2.03)	(1.59)	0.00	0.00	(0.46)
03/31/2008	10.55	0.55	(1.27)	(0.72)	(0.64)	(0.12)	(0.02)
03/31/2007	10.39	0.53	0.32	0.85	(0.64)	(0.05)	0.00
03/31/2006	10.17	0.42	0.31	0.73	(0.48)	(0.03)	0.00
Class P
04/01/2010 - 09/30/2010+	9.04	0.19	(0.11)	0.08	(0.16)	0.00	0.00
03/31/2010	7.00	0.42	2.11	2.53	(0.49)	0.00	0.00
04/30/2008 - 03/31/2009	9.43	0.38	(2.40)	(2.02)	0.00	0.00	(0.41)
Administrative Class
04/01/2010 - 09/30/2010+	9.04	0.18	(0.10)	0.08	(0.16)	0.00	0.00
03/31/2010	7.00	0.40	2.12	2.52	(0.48)	0.00	0.00
03/31/2009	9.05	0.41	(2.02)	(1.61)	0.00	0.00	(0.44)
03/31/2008	10.55	0.52	(1.26)	(0.74)	(0.62)	(0.12)	(0.02)
03/31/2007	10.39	0.51	0.32	0.83	(0.62)	(0.05)	0.00
12/31/2005 - 03/31/2006	10.33	0.11	0.08	0.19	(0.13)	0.00	0.00
Class D
04/01/2010 - 09/30/2010+	9.04	0.18	(0.11)	0.07	(0.15)	0.00	0.00
03/31/2010	7.00	0.39	2.12	2.51	(0.47)	0.00	0.00
03/31/2009	9.05	0.41	(2.03)	(1.62)	0.00	0.00	(0.43)
03/31/2008	10.55	0.52	(1.28)	(0.76)	(0.60)	(0.12)	(0.02)
03/31/2007	10.39	0.48	0.33	0.81	(0.60)	(0.05)	0.00
03/31/2006	10.17	0.38	0.31	0.69	(0.44)	(0.03)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

18	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.17)	$8.96	1.01%	$1,426,692	0.55	%*	0.55	%*	4.25	%*	37%
(0.50)	9.04	37.08	354,497	0.55		0.55		5.21		318
(0.46)	7.00	(18.10)	622,953	0.63		0.55		5.25		245
(0.78)	9.05	(7.27)	1,527,238	0.56		0.55		5.42		111
(0.69)	10.55	8.48	4,578,703	0.55		0.55		5.05		138
(0.51)	10.39	7.42	1,047,389	0.55		0.55		4.03		83

(0.16)	8.96	0.96	19,786	0.65	*	0.65	*	4.37	*	37
(0.49)	9.04	36.94	19,879	0.65		0.65		4.87		318
(0.41)	7.00	(21.44)	8	0.73	*	0.65	*	5.21	*	245

(0.16)	8.96	0.89	81	0.80	*	0.80	*	4.14	*	37
(0.48)	9.04	36.77	49	0.80		0.80		4.69		318
(0.44)	7.00	(18.30)	8	0.88		0.80		5.07		245
(0.76)	9.05	(7.48)	9	0.81		0.80		4.98		111
(0.67)	10.55	8.21	10,754	0.80		0.80		4.82		138
(0.13)	10.39	1.84	10	0.80	*	0.80	*	4.45	*	83

(0.15)	8.96	0.81	40,110	0.95	*	0.95	*	4.05	*	37
(0.47)	9.04	36.55	46,462	0.95		0.95		4.66		318
(0.43)	7.00	(18.42)	17,493	1.03		0.95		4.90		245
(0.74)	9.05	(7.62)	37,762	0.96		0.95		5.05		111
(0.65)	10.55	8.04	147,775	0.95		0.95		4.57		138
(0.47)	10.39	6.98	82,794	0.95		0.95		3.70		83

Semiannual Report	September 30, 2010	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO High Yield Fund
Institutional Class
04/01/2010 - 09/30/2010+	$9.06	$0.34	$0.20	$0.54	$(0.35)	$0.00	$0.00
03/31/2010	6.56	0.71	2.52	3.23	(0.73)	0.00	0.00
03/31/2009	9.20	0.66	(2.62)	(1.96)	(0.59)	0.00	(0.09)
03/31/2008	9.94	0.68	(0.70)	(0.02)	(0.71)	(0.01)	0.00
03/31/2007	9.77	0.69	0.18	0.87	(0.69)	(0.01)	0.00
03/31/2006	9.70	0.71	0.08	0.79	(0.72)	0.00	0.00
Class P
04/01/2010 - 09/30/2010+	9.06	0.34	0.19	0.53	(0.34)	0.00	0.00
03/31/2010	6.56	0.72	2.50	3.22	(0.72)	0.00	0.00
04/30/2008 - 03/31/2009	9.49	0.57	(2.89)	(2.32)	(0.55)	0.00	(0.06)
Administrative Class
04/01/2010 - 09/30/2010+	9.06	0.33	0.20	0.53	(0.34)	0.00	0.00
03/31/2010	6.56	0.69	2.52	3.21	(0.71)	0.00	0.00
03/31/2009	9.20	0.65	(2.63)	(1.98)	(0.57)	0.00	(0.09)
03/31/2008	9.94	0.66	(0.71)	(0.05)	(0.68)	(0.01)	0.00
03/31/2007	9.77	0.66	0.18	0.84	(0.66)	(0.01)	0.00
03/31/2006	9.70	0.68	0.08	0.76	(0.69)	0.00	0.00
Class D
04/01/2010 - 09/30/2010+	9.06	0.32	0.20	0.52	(0.33)	0.00	0.00
03/31/2010	6.56	0.69	2.51	3.20	(0.70)	0.00	0.00
03/31/2009	9.20	0.63	(2.62)	(1.99)	(0.58)	0.00	(0.07)
03/31/2008	9.94	0.65	(0.71)	(0.06)	(0.67)	(0.01)	0.00
03/31/2007	9.77	0.65	0.18	0.83	(0.65)	(0.01)	0.00
03/31/2006	9.70	0.67	0.08	0.75	(0.68)	0.00	0.00

PIMCO High Yield Spectrum Fund
Institutional Class
09/15/2010 - 09/30/2010+	$10.00	$0.02	$0.11	$0.13	$(0.02)	$0.00	$0.00
Class P
09/15/2010 - 09/30/2010+	10.00	0.02	0.11	0.13	(0.02)	0.00	0.00
Class D
09/15/2010 - 09/30/2010+	10.00	0.02	0.11	0.13	(0.02)	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Fund's supervisory and administrative fee was increased by 0.05% to 0.30%.
(c)	Effective October 1, 2008, the Fund's supervisory and administrative fee was increased by 0.05% to 0.40%.

20	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.35)	$9.25	6.09%	$5,980,530	0.55	%*	0.55	%*	0.55	%*	0.55	%*	7.52	%*	19%
(0.73)	9.06	50.75	4,956,393	0.56		0.56		0.55		0.55		8.77		129
(0.68)	6.56	(22.05)	4,134,522	0.53	(b)	0.53	(b)	0.52	(b)	0.52	(b)	8.48		354
(0.72)	9.20	(0.31)	4,006,599	0.51		0.51		0.50		0.50		7.12		187
(0.70)	9.94	9.19	4,237,307	0.50		0.50		0.50		0.50		7.04		75
(0.72)	9.77	8.38	3,890,064	0.50		0.50		0.50		0.50		7.25		105

(0.34)	9.25	6.04	300,269	0.65	*	0.65	*	0.65	*	0.65	*	7.43	*	19
(0.72)	9.06	50.60	239,075	0.66		0.66		0.65		0.65		8.58		129
(0.61)	6.56	(24.98)	30,272	0.64	*(c)	0.64	*(c)	0.63	*(c)	0.63	*(c)	9.05	*	354

(0.34)	9.25	5.96	948,429	0.80	*	0.80	*	0.80	*	0.80	*	7.28	*	19
(0.71)	9.06	50.38	765,317	0.81		0.81		0.80		0.80		8.51		129
(0.66)	6.56	(22.24)	615,431	0.78	(b)	0.78	(b)	0.77	(b)	0.77	(b)	8.17		354
(0.69)	9.20	(0.55)	852,327	0.76		0.76		0.75		0.75		6.88		187
(0.67)	9.94	8.93	900,832	0.75		0.75		0.75		0.75		6.81		75
(0.69)	9.77	8.11	737,876	0.75		0.75		0.75		0.75		6.98		105

(0.33)	9.25	5.91	841,711	0.90	*	0.90	*	0.90	*	0.90	*	7.17	*	19
(0.70)	9.06	50.23	712,360	0.91		0.91		0.90		0.90		8.41		129
(0.65)	6.56	(22.33)	509,635	0.91		0.91		0.90		0.90		8.22		354
(0.68)	9.20	(0.70)	370,463	0.91		0.91		0.90		0.90		6.73		187
(0.66)	9.94	8.75	434,491	0.90		0.90		0.90		0.90		6.64		75
(0.68)	9.77	7.94	452,885	0.90		0.90		0.90		0.90		6.83		105

$(0.02)	$10.11	1.28%	$80,412	0.55	%*	0.60	%*	0.55	%*	0.60	%*	3.81	%*	2%

(0.02)	10.11	1.27	118	0.65	*	0.70	*	0.65	*	0.70	*	5.17	*	2

(0.02)	10.11	1.26	1,660	0.90	*	0.95	*	0.90	*	0.95	*	4.21	*	2

Semiannual Report	September 30, 2010	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO Investment Grade Corporate Bond Fund
Institutional Class
04/01/2010 - 09/30/2010+	$11.18	$0.30	$0.68	$0.98	$(0.31)	$0.00
03/31/2010	9.66	0.61	1.90	2.51	(0.65)	(0.34)
03/31/2009	10.44	0.52	(0.74)	(0.22)	(0.52)	(0.04)
03/31/2008	10.37	0.53	0.11	0.64	(0.54)	(0.03)
03/31/2007	10.17	0.50	0.22	0.72	(0.50)	(0.02)
03/31/2006	10.38	0.46	(0.19)	0.27	(0.47)	(0.01)
Class P
04/01/2010 - 09/30/2010+	11.18	0.29	0.68	0.97	(0.30)	0.00
03/31/2010	9.66	0.61	1.89	2.50	(0.64)	(0.34)
04/30/2008 - 03/31/2009	10.51	0.45	(0.80)	(0.35)	(0.46)	(0.04)
Administrative Class
04/01/2010 - 09/30/2010+	11.18	0.28	0.69	0.97	(0.30)	0.00
03/31/2010	9.66	0.59	1.89	2.48	(0.62)	(0.34)
03/31/2009	10.44	0.50	(0.74)	(0.24)	(0.50)	(0.04)
03/31/2008	10.37	0.50	0.11	0.61	(0.51)	(0.03)
03/31/2007	10.17	0.47	0.23	0.70	(0.48)	(0.02)
03/31/2006	10.38	0.43	(0.18)	0.25	(0.45)	(0.01)
Class D
04/01/2010 - 09/30/2010+	11.18	0.27	0.69	0.96	(0.29)	0.00
03/31/2010	9.66	0.57	1.90	2.47	(0.61)	(0.34)
03/31/2009	10.44	0.50	(0.76)	(0.26)	(0.48)	(0.04)
03/31/2008	10.37	0.48	0.12	0.60	(0.50)	(0.03)
03/31/2007	10.17	0.45	0.23	0.68	(0.46)	(0.02)
03/31/2006	10.38	0.42	(0.19)	0.23	(0.43)	(0.01)

PIMCO Long-Term Credit Fund
Institutional Class
04/01/2010 - 09/30/2010+	$11.71	$0.35	$1.11	$1.46	$(0.35)	$0.00
03/31/2010	10.00	0.66	1.85	2.51	(0.62)	(0.18)
03/31/2009 - 03/31/2009	10.00	0.00	0.00	0.00	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

22	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.31)	$11.85	8.90%	$4,282,338	0.50	%*	0.50	%*	5.18	%*	169%
(0.99)	11.18	26.70	4,687,510	0.50		0.50		5.65		248
(0.56)	9.66	(2.03)	3,117,364	0.50		0.50		5.28		348
(0.57)	10.44	6.35	48,596	0.57		0.50		5.10		115
(0.52)	10.37	7.25	36,725	0.50		0.50		4.84		98
(0.48)	10.17	2.59	30,998	0.50		0.50		4.42		168

(0.30)	11.85	8.85	167,052	0.60	*	0.60	*	5.06	*	169
(0.98)	11.18	26.58	137,987	0.60		0.60		5.52		248
(0.50)	9.66	(3.24)	10	0.60	*	0.60	*	4.97	*	348

(0.30)	11.85	8.76	41,308	0.75	*	0.75	*	4.96	*	169
(0.96)	11.18	26.39	55,024	0.75		0.75		5.38		248
(0.54)	9.66	(2.26)	6,183	0.75		0.75		5.10		348
(0.54)	10.44	6.04	619	0.83		0.75		4.79		115
(0.50)	10.37	7.00	288	0.75		0.75		4.61		98
(0.46)	10.17	2.33	1,137	0.75		0.75		4.17		168

(0.29)	11.85	8.68	426,602	0.90	*	0.90	*	4.74	*	169
(0.95)	11.18	26.21	306,182	0.90		0.90		5.24		248
(0.52)	9.66	(2.42)	191,774	0.90		0.90		5.13		348
(0.53)	10.44	5.93	5,482	0.98		0.90		4.67		115
(0.48)	10.37	6.83	2,219	0.90		0.90		4.43		98
(0.44)	10.17	2.17	1,150	0.90		0.90		4.01		168

$(0.35)	$12.82	12.65%	$2,064,781	0.56	%*	0.55	%*	5.70	%*	197%
(0.80)	11.71	25.56	1,834,816	0.55		0.55		5.76		166
0.00	10.00	0.00	13,120	0.55	*	0.55	*	(0.55	)*	0

Semiannual Report	September 30, 2010	23

Statements of Assets and Liabilities

September 30, 2010 (Unaudited)

(Amounts in thousands, except per share amounts)	PIMCO Convertible Fund	PIMCO Diversified Income Fund	PIMCO Floating Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Investment Grade Corporate Bond Fund	PIMCO Long-Term Credit Fund

Assets:
Investments, at value	$965,521	$3,320,003	$1,699,915	$9,387,446	$67,871	$6,860,237	$2,357,770
Investments in Affiliates, at value	0	58,330	88,177	548,103	17,300	7,048	34,142
Repurchase agreements, at value	7,040	9,212	684	13,305	13,942	21,000	2,926
Cash	8	270	9,845	3,475	257	37,516	2,945
Deposits with counterparty	23,334	0	0	0	0	0	4
Foreign currency, at value	95	11,387	5,978	6,798	1,046	2,074	734
Receivable for investments sold	655	62,711	11,125	21,624	1,313	23,647	30,475
Receivable for investments in Affiliates sold	0	0	0	28,100	0	0	0
Receivable for investments sold on a delayed-delivery basis	0	80,800	0	116	0	0	0
Receivable for Fund shares sold	8,604	24,415	12,526	26,119	856	15,968	1,004
Interest and dividends receivable	7,096	47,459	21,297	173,035	1,234	85,358	35,840
Dividends receivable from Affiliates	0	15	53	153	2	14	9
Variation margin receivable	0	0	0	0	0	650	172
Swap premiums paid	3,958	23,567	14,709	40	0	17,391	3,773
Unrealized appreciation on foreign currency contracts	581	7,944	1,988	17,153	0	13,424	3,527
Unrealized appreciation on swap agreements	4,356	36,621	13,845	66,887	50	45,186	7,189
	1,021,248	3,682,734	1,880,142	10,292,354	103,871	7,129,513	2,480,510

Liabilities:
Payable for reverse repurchase agreements	$14,486	$47,758	$0	$15,259	$0	$961	$143,131
Payable for investments purchased	0	81,435	45,233	186,905	8,584	259,828	61,252
Payable for investments in Affiliates purchased	0	15	8,253	153	10,702	14	3,209
Payable for investments purchased on a delayed-delivery basis	0	133,416	0	0	19	479,064	180,324
Payable for short sales	24,417	0	0	0	0	0	0
Deposits from counterparty	4,680	23,132	11,671	14,281	0	32,313	8,579
Payable for Fund shares redeemed	625	3,097	1,416	24,881	0	85,750	26
Dividends payable	0	1,603	231	12,647	1	4,966	12
Written options outstanding	1,611	8,198	2,623	0	0	32,622	10,771
Accrued related party fees	519	2,139	771	5,664	13	3,351	918
Variation margin payable	856	358	114	0	0	134	5
Swap premiums received	2,535	18,884	58,626	62,847	330	16,653	3,523
Unrealized depreciation on foreign currency contracts	2,226	25,804	11,113	71,302	306	18,228	3,610
Unrealized depreciation on swap agreements	4,968	1,321	49,505	164	0	4,793	369
Other liabilities	0	273	171	0	1	0	0
	56,923	347,433	189,727	394,103	19,956	938,677	415,729

Net Assets	$964,325	$3,335,301	$1,690,415	$9,898,251	$83,915	$6,190,836	$2,064,781

Net Assets Consist of:
Paid in capital	$898,760	$3,130,934	$2,034,039	$9,921,419	$83,278	$5,122,405	$1,791,546
Undistributed (overdistributed) net investment income	22,911	(33,197)	5,166	(32,451)	(12)	34,889	4,642
Accumulated undistributed net realized gain (loss)	(36,575)	(17,316)	(347,194)	(621,195)	4	470,506	97,547
Net unrealized appreciation (depreciation)	79,229	254,880	(1,596)	630,478	645	563,036	171,046
	$964,325	$3,335,301	$1,690,415	$9,898,251	$83,915	$6,190,836	$2,064,781

Net Assets:
Institutional Class	$929,286	$2,917,504	$1,426,692	$5,980,530	$80,412	$4,282,338	$2,064,781
Class P	NA	23,866	19,786	300,269	118	167,052	NA
Administrative Class	35,039	8,231	81	948,429	NA	41,308	NA
Class D	NA	74,923	40,110	841,711	1,660	426,602	NA
Other Classes	NA	310,777	203,746	1,827,312	1,725	1,273,536	NA

Shares Issued and Outstanding:
Institutional Class	69,819	251,142	159,286	646,227	7,956	361,255	161,011
Class P	NA	2,055	2,209	32,446	12	14,092	NA
Administrative Class	2,567	709	9	102,482	NA	3,485	NA
Class D	NA	6,450	4,478	90,951	164	35,988	NA

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$13.31	$11.62	$8.96	$9.25	$10.11	$11.85	$12.82
Class P	NA	11.62	8.96	9.25	10.11	11.85	NA
Administrative Class	13.65	11.62	8.96	9.25	NA	11.85	NA
Class D	NA	11.62	8.96	9.25	10.11	11.85	NA

Cost of Investments Owned	$892,052	$3,100,202	$1,658,778	$8,783,361	$66,936	$6,317,034	$2,190,346
Cost of Investments in Affiliates Owned	$0	$58,330	$88,179	$548,090	$17,301	$7,048	$34,142
Cost of Repurchase Agreements Owned	$7,040	$9,212	$684	$13,305	$13,942	$21,000	$2,926
Cost of Foreign Currency Held	$94	$11,362	$5,988	$6,837	$1,041	$2,027	$710
Proceeds Received on Short Sales	$25,366	$0	$0	$0	$0	$0	$0
Premiums Received on Written Options	$2,093	$5,820	$2,172	$0	$0	$14,832	$5,644

24	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO Convertible Fund	PIMCO Diversified Income Fund	PIMCO Floating Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Investment Grade Corporate Bond Fund	PIMCO Long-Term Credit Fund

Investment Income:
Interest, net of foreign taxes*	$9,037	$88,464	$21,241	$349,581	$100	$164,215	$58,885
Dividends	4,014	0	0	3,183	0	610	0
Dividends from Affiliate investments	0	148	177	770	2	121	43
Miscellaneous income	43	2	0	0	0	6	1
Total Income	13,094	88,614	21,418	353,534	102	164,952	58,929

Expenses:
Investment advisory fees	1,519	6,545	1,309	10,934	7	7,264	2,822
Supervisory and administrative fees	949	4,663	1,335	15,330	7	8,823	2,352
Distribution and/or servicing fees - Administrative Class	59	9	0	1,024	0	59	0
Distribution and/or servicing fees - Other Classes	0	822	345	4,538	0	2,843	0
Trustees’ fees	1	6	1	16	0	13	3
Interest expense	71	64	22	0	0	64	69
Miscellaneous expense	3	12	2	33	0	25	14
Total Expenses	2,602	12,121	3,014	31,875	14	19,091	5,260
Waiver by Manager	0	0	0	0	(1)	0	0
Net Expenses	2,602	12,121	3,014	31,875	13	19,091	5,260

Net Investment Income	10,492	76,493	18,404	321,659	89	145,861	53,669

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	21,743	11,485	(105)	63,587	2	248,706	70,837
Net realized gain (loss) on Affiliate investments	0	81	59	239	(2)	55	22
Net realized gain (loss) on futures contracts, written options and swaps	(3,302)	8,966	6,487	33,581	4	74,417	15,971
Net realized gain on securities sold short	484	0	0	0	0	0	0
Net realized gain (loss) on foreign currency transactions	1,047	16,776	(383)	(740)	0	5,340	(2,342)
Net change in unrealized appreciation on investments	20,082	132,672	42,307	178,042	935	69,008	97,605
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	(1)	(2)	13	(1)	(12)	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	1,233	27,977	(34,860)	(11,898)	50	(39,791)	(6,528)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,863)	(20,900)	(9,670)	(47,972)	(339)	(12,495)	(1,552)
Net Gain	39,424	177,056	3,833	214,852	649	345,228	174,013

Net Increase in Net Assets Resulting from Operations	$49,916	$253,549	$22,237	$536,511	$738	$491,089	$227,682

* Foreign tax withholdings	$0	$88	$97	$0	$1	$0	$3

Semiannual Report	September 30, 2010	25

Statements of Changes in Net Assets

	PIMCO Convertible Fund		PIMCO Diversified Income Fund		PIMCO Floating Income Fund

(Amounts in thousands)	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$10,492	$39,048	$76,493	$134,319	$18,404	$30,932
Net realized gain	19,972	76,964	37,227	29,064	5,999	30,948
Net realized gain (loss) on Affiliate investments	0	59	81	13	59	39
Net change in unrealized appreciation (depreciation)	19,452	199,094	139,749	582,601	(2,223)	145,784
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	(27)	(1)	(4)	(2)	(5)
Net increase resulting from operations	49,916	315,138	253,549	745,993	22,237	207,698

Distributions to Shareholders:
From net investment income
Institutional Class	(32,192)	(15,836)	(73,571)	(137,116)	(11,526)	(27,549)
Class P	0	0	(462)	(419)	(473)	(257)
Administrative Class	(1,808)	(1,205)	(196)	(324)	(1)	(1)
Class D	0	0	(1,147)	(1,622)	(711)	(1,559)
Other Classes	0	0	(6,823)	(10,985)	(3,195)	(6,271)
From net realized capital gains
Institutional Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	(1,695)	0	0
Class P	0	0	0	(6)	0	0
Administrative Class	0	0	0	(4)	0	0
Class D	0	0	0	(22)	0	0
Other Classes	0	0	0	(156)	0	0

Total Distributions	(34,000)	(17,041)	(82,199)	(152,349)	(15,906)	(35,637)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	455,545	40,019	731,427	803,555	1,140,459	110,162
Class P	0	0	15,009	16,379	19,079	22,640
Administrative Class	27,369	54,881	1,334	2,575	38	59
Class D	0	0	54,125	34,210	19,959	37,021
Other Classes	0	0	83,071	109,342	78,711	112,199
Issued as reinvestment of distributions
Institutional Class	32,054	15,679	66,327	127,449	11,108	25,765
Class P	0	0	285	299	114	23
Administrative Class	1,802	1,205	196	325	1	1
Class D	0	0	999	1,520	632	1,371
Other Classes	0	0	4,696	7,581	2,432	4,512
Cost of shares redeemed
Institutional Class	(72,399)	(841,675)	(448,590)	(799,438)	(88,358)	(542,202)
Class P	0	0	(5,789)	(4,771)	(19,048)	(3,763)
Administrative Class	(52,338)	(9,018)	(672)	(1,309)	(7)	(23)
Class D	0	0	(21,575)	(21,782)	(26,414)	(15,741)
Other Classes	0	0	(49,569)	(68,696)	(51,148)	(50,052)
Net increase (decrease) resulting from Fund share transactions	392,033	(738,909)	431,274	207,239	1,087,558	(298,028)

Fund Redemption Fee	0	0	0	31	0	0

Total Increase (Decrease) in Net Assets	407,949	(440,812)	602,624	800,914	1,093,889	(125,967)

Net Assets:
Beginning of period	556,376	997,188	2,732,677	1,931,763	596,526	722,493
End of period*	$964,325	$556,376	$3,335,301	$2,732,677	$1,690,415	$596,526

*Including undistributed (overdistributed) net investment income of:	$22,911	$46,419	$(33,197)	$(27,491)	$5,166	$2,668

26	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

PIMCO High Yield Fund		PIMCO High Yield Spectrum Fund	PIMCO Investment Grade Corporate Bond Fund		PIMCO Long-Term Credit Fund

Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period from September 15, 2010 to September 30, 2010 (Unaudited)	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

$321,659	$632,974	$89	$145,861	$335,593	$53,669	$59,302
96,428	58,910	6	328,463	412,982	84,466	41,076
239	224	(2)	55	280	22	3
118,172	2,242,339	646	16,722	632,916	89,525	81,521
13	(56)	(1)	(12)	(67)	0	0
536,511	2,934,391	738	491,089	1,381,704	227,682	181,902

(202,274)	(402,234)	(99)	(114,508)	(294,055)	(54,448)	(60,259)
(9,972)	(9,864)	0	(3,714)	(7,323)	0	0
(30,512)	(56,301)	0	(1,239)	(1,222)	0	0
(25,592)	(52,773)	(1)	(8,481)	(14,851)	0	0
(60,515)	(119,872)	(1)	(25,842)	(42,001)	0	0

0	0	0	0	(156,232)	0	(21,643)
0	0	0	0	(4,917)	0	0
0	0	0	0	(810)	0	0
0	0	0	0	(9,345)	0	0
0	0	0	0	(25,916)	0	0

0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0

(328,865)	(641,044)	(101)	(153,784)	(556,672)	(54,448)	(81,902)

1,818,126	2,202,423	79,693	717,395	3,073,657	364,470	1,735,437
120,145	214,428	117	82,859	214,223	0	0
339,587	286,852	0	15,278	53,409	0	0
383,526	530,722	1,678	167,146	289,692	0	0
384,393	627,939	1,716	391,209	771,514	0	0

154,894	315,172	97	97,792	413,275	54,367	81,805
2,934	3,032	0	1,037	2,262	0	0
29,383	55,668	0	1,176	2,032	0	0
23,157	48,638	1	7,647	21,970	0	0
41,784	81,739	1	18,540	48,529	0	0

(1,079,610)	(3,126,896)	0	(1,458,626)	(2,593,790)	(362,106)	(95,546)
(67,828)	(36,779)	0	(63,224)	(91,638)	0	0
(205,044)	(396,567)	0	(32,536)	(8,216)	0	0
(292,178)	(568,185)	(25)	(75,222)	(231,188)	0	0
(353,461)	(526,104)	0	(175,298)	(445,827)	0	0
1,299,808	(287,918)	83,278	(304,827)	1,519,904	56,731	1,721,696

0	65	0	0	16	0	0

1,507,454	2,005,494	83,915	32,478	2,344,952	229,965	1,821,696

8,390,797	6,385,303	0	6,158,358	3,813,406	1,834,816	13,120
$9,898,251	$8,390,797	$83,915	$6,190,836	$6,158,358	$2,064,781	$1,834,816

$(32,451)	$(25,245)	$0	$34,889	$42,812	$4,642	$5,421

Semiannual Report	September 30, 2010	27

Schedule of Investments PIMCO Convertible Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%

American General Finance Corp.
7.250% due 04/21/2015		$4,900	$4,932

CIT Group, Inc.
6.250% due 08/11/2015		870	879

Total Bank Loan Obligations (Cost $5,725)			5,811

CORPORATE BONDS & NOTES 10.6%

BANKING & FINANCE 9.5%

AGFC Capital Trust I
6.000% due 01/15/2067		6,500	3,348

Ally Financial, Inc.
6.750% due 12/01/2014		3,000	3,099
7.500% due 12/31/2013		5,300	5,684

American General Finance Corp.
4.625% due 06/22/2011	EUR	3,250	4,314
5.850% due 06/01/2013		$7,000	6,492

American International Group, Inc.
0.635% due 10/18/2011		650	641
5.050% due 10/01/2015 (e)		4,500	4,601
8.250% due 08/15/2018		5,550	6,494

CIT Group, Inc.
7.000% due 05/01/2013		21	21
7.000% due 05/01/2014		32	32
7.000% due 05/01/2015		10,132	10,106
7.000% due 05/01/2016		3,053	3,022
7.000% due 05/01/2017		74	73

Genworth Financial, Inc.
6.150% due 11/15/2066		500	383

Goldman Sachs Group, Inc.
5.375% due 02/15/2013	EUR	4,600	6,590

International Lease Finance Corp.
5.300% due 05/01/2012		$15,000	15,113
5.350% due 03/01/2012		5,000	5,056
6.750% due 09/01/2016		3,500	3,763

Provident Funding Associates
10.250% due 04/15/2017		3,000	3,105

Rabobank Nederland NV
6.875% due 03/19/2020	EUR	400	529

SLM Corp.
5.625% due 08/01/2033		$5,000	3,855
8.450% due 06/15/2018		5,000	5,057

			91,378

INDUSTRIALS 1.1%

Continental Airlines 2005-ERJ1 Pass-Through Trust
9.798% due 04/01/2021		40	41

Transocean, Inc.
6.500% due 11/15/2020		9,300	10,146

			10,187

UTILITIES 0.0%

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		475	492

Total Corporate Bonds & Notes (Cost $94,568)			102,057

CONVERTIBLE BONDS & NOTES 71.7%

BANKING & FINANCE 7.6%

Affiliated Managers Group, Inc.
3.950% due 08/15/2038		7,845	7,982

Boston Properties LP
2.875% due 02/15/2037		3,000	3,045

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.625% due 02/15/2014	$260	$276
3.750% due 05/15/2036	12,550	13,915

Citigroup Funding, Inc.
1.080% due 08/31/2012	2,000	1,955
2.800% due 08/31/2012	2,000	1,957

ERP Operating LP
3.850% due 08/15/2026	4,600	4,736

First Industrial LP
4.625% due 09/15/2011	1,700	1,679

MGIC Investment Corp.
5.000% due 05/01/2017	4,000	4,385

NASDAQ OMX Group, Inc.
2.500% due 08/15/2013	1,500	1,487

PMI Group, Inc.
4.500% due 04/15/2020	2,500	2,153

ProLogis
2.250% due 04/01/2037	8,500	8,266

U.S. Bancorp
0.000% due 12/11/2035	10,900	10,880
0.000% due 09/20/2036	235	221

Vornado Realty LP
3.875% due 04/15/2025	9,100	10,442

		73,379

INDUSTRIALS 60.1%

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	9,295	9,190

Alcoa, Inc.
5.250% due 03/15/2014	2,700	5,430

Alliance Data Systems Corp.
4.750% due 05/15/2014	4,185	6,450

Alliance One International, Inc.
5.500% due 07/15/2014	445	487

Alpha Natural Resources, Inc.
2.375% due 04/15/2015	625	702

Amgen, Inc.
0.000% due 03/01/2032	8,092	6,302
0.375% due 02/01/2013	13,700	13,649

Anixter International, Inc.
1.000% due 02/15/2013	3,150	3,315

Archer-Daniels-Midland Co.
0.875% due 02/15/2014	14,095	14,817

ArvinMeritor, Inc.
4.625% due 03/01/2026	4,000	4,225

Bill Barrett Corp.
5.000% due 03/15/2028	2,200	2,244

BioMarin Pharmaceutical, Inc.
1.875% due 04/23/2017	1,300	1,622

Central European Distribution Corp.
3.000% due 03/15/2013	4,163	3,788

Cephalon, Inc.
2.500% due 05/01/2014	8,000	9,040

Chesapeake Energy Corp.
2.250% due 12/15/2038	11,454	8,863
2.500% due 05/15/2037	15,620	13,668

Ciena Corp.
0.250% due 05/01/2013	5,695	5,111
4.000% due 03/15/2015 (d)	7,000	7,551

CSG Systems International, Inc.
3.000% due 03/01/2017	1,725	1,712

EMC Corp.
1.750% due 12/01/2013	21,100	29,144

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Endo Pharmaceuticals Holdings, Inc.
1.750% due 04/15/2015	$3,325	$4,235

Equinix, Inc.
3.000% due 10/15/2014	2,600	2,883

Ford Motor Co.
4.250% due 12/15/2036 (d)	9,300	13,845

General Cable Corp.
0.875% due 11/15/2013	1,700	1,532
4.500% due 11/15/2029	3,515	3,546

Gilead Sciences, Inc.
0.625% due 05/01/2013	4,380	4,834
1.625% due 05/01/2016	18,400	18,860

Goodrich Petroleum Corp.
3.250% due 12/01/2026	6,865	6,796

Hologic, Inc.
2.000% due 12/15/2037	19,315	17,963

Host Hotels & Resorts LP
2.625% due 04/15/2027	18,525	18,154

International Game Technology
3.250% due 05/01/2014 (i)	11,350	12,400

Interpublic Group of Cos., Inc.
4.250% due 03/15/2023	16,100	17,509

JDS Uniphase Corp.
1.000% due 05/15/2026	6,660	6,244

King Pharmaceuticals, Inc.
1.250% due 04/01/2026	3,410	3,205

Kinross Gold Corp.
1.750% due 03/15/2028	5,000	5,119

L-1 Identity Solutions, Inc.
3.750% due 05/15/2027	4,000	4,020

Leap Wireless International, Inc.
4.500% due 07/15/2014	1,920	1,716

Lennar Corp.
2.000% due 12/01/2020	4,600	4,353

Liberty Global, Inc.
4.500% due 11/15/2016	3,500	4,725

LifePoint Hospitals, Inc.
3.500% due 05/15/2014	11,060	11,060

Linear Technology Corp.
3.000% due 05/01/2027	5,600	5,712

Massey Energy Co.
3.250% due 08/01/2015	600	536

Medtronic, Inc.
1.500% due 04/15/2011	14,350	14,440
1.625% due 04/15/2013	12,500	12,547

MGM Resorts International
4.250% due 04/15/2015 (d)	8,900	8,244

Micron Technology, Inc.
1.875% due 06/01/2014	9,300	8,312

Mylan, Inc.
1.250% due 03/15/2012	16,125	16,790

NetApp, Inc.
1.750% due 06/01/2013	3,000	4,894

Newmont Mining Corp.
3.000% due 02/15/2012	17,880	25,546

Nortel Networks Corp.
1.750% due 04/15/2012 (a)	1,100	852
2.125% due 04/15/2014 (a)	2,650	2,054

NovaMed, Inc.
1.000% due 06/15/2012	1,820	1,631

Omnicare, Inc.
3.250% due 12/15/2035	9,275	8,023

28	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Owens-Brockway Glass Container, Inc.
3.000% due 06/01/2015	$8,000	$7,880

Peabody Energy Corp.
4.750% due 12/15/2066	9,825	11,004

Pioneer Natural Resources Co.
2.875% due 01/15/2038	5,000	6,288

Rovi Corp.
2.625% due 02/15/2040	6,250	7,781

Salesforce.com, Inc.
0.750% due 01/15/2015	6,800	9,766

SanDisk Corp.
1.000% due 05/15/2013 (d)	12,350	11,393

SBA Communications Corp.
4.000% due 10/01/2014	2,100	3,090

SM Energy Co.
3.500% due 04/01/2027	6,575	6,986

Stewart Enterprises, Inc.
3.125% due 07/15/2014	5,285	4,961

Stillwater Mining Co.
1.875% due 03/15/2028	2,000	2,033

Symantec Corp.
1.000% due 06/15/2013	13,800	14,921

Teva Pharmaceutical Finance Co. BV
1.750% due 02/01/2026 (e)	11,800	13,836

Textron, Inc.
4.500% due 05/01/2013	510	872

Transocean, Inc.
1.500% due 12/15/2037	29,650	29,129
1.625% due 12/15/2037	1,500	1,496

Trinity Industries, Inc.
3.875% due 06/01/2036	5,500	5,005

United Rentals, Inc.
4.000% due 11/15/2015 (d)	9,000	13,646

Ventas, Inc.
3.875% due 11/15/2011	190	228

VeriSign, Inc.
3.250% due 08/15/2037	1,700	1,842

Wright Medical Group, Inc.
2.625% due 12/01/2014	7,777	6,951

		578,998

UTILITIES 4.0%

ADC Telecommunications, Inc.
1.121% due 06/15/2013	4,231	4,215

Alcatel-Lucent USA, Inc.
2.875% due 06/15/2025	10,000	9,112

CenterPoint Energy, Inc.
0.290% due 06/15/2025	250	7,595

Covanta Holding Corp.
1.000% due 02/01/2027	3,875	3,764

Penn Virginia Corp.
4.500% due 11/15/2012	9,500	9,310

Time Warner Telecom, Inc.
2.375% due 04/01/2026	4,085	4,790

		38,786

Total Convertible Bonds & Notes (Cost $632,928)		691,163

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.0%

ILLINOIS 0.0%

Illinois State Finance Authority Sports Facilities Revenue Notes, Series 2007
9.000% due 03/01/2014 (a)	$320	$97

Total Municipal Bonds & Notes (Cost $320)		97

ASSET-BACKED SECURITIES 0.0%

Argent Securities, Inc.
1.306% due 12/25/2033	156	123

Total Asset-Backed Securities (Cost $125)		123

	SHARES
COMMON STOCKS 0.7%

TECHNOLOGY 0.7%

Intel Corp.	360,000	6,923

Total Common Stocks (Cost $8,193)		6,923

CONVERTIBLE PREFERRED SECURITIES 11.9%

BANKING & FINANCE 6.7%

2009 Dole Food Automatic Common Exchange Security Trust
7.000% due 11/01/2012	100,000	960

American International Group, Inc.
8.500% due 08/01/2011	342,900	2,946

Bank of America Corp.
7.250% due 12/31/2049	19,700	19,355

Citigroup, Inc.
7.500% due 12/15/2012	148,000	17,539

Lehman Brothers Holdings, Inc.
7.250% due 12/31/2049	9,000	7

SLM Corp.
7.250% due 12/15/2010	1,300	780

Sovereign Capital Trust IV
4.375% due 03/01/2034	301,000	11,288

Wells Fargo & Co.
7.500% due 12/31/2049	11,658	11,728

		64,603

CONSUMER DISCRETIONARY 0.3%

Motors Liquidation Co.
5.250% due 03/06/2032	400,000	3,140

ENERGY 1.1%

El Paso Corp.
4.990% due 12/31/2049	9,435	10,864

INDUSTRIALS 0.6%

AngloGold Ashanti Ltd.
6.000% due 09/15/2013	96,100	5,117

UTILITIES 3.2%

AES Trust III
6.750% due 10/15/2029	50,340	2,450

NextEra Energy, Inc.
7.000% due 09/01/2013	392,700	19,450

	SHARES		MARKET VALUE (000S)

PPL Corp.
9.500% due 07/01/2013		160,000	$9,130

			31,030

Total Convertible Preferred Securities (Cost $106,354)			114,754

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Citigroup, Inc.
6.150% due 12/15/2012		100,000	1,495

Total Preferred Securities (Cost $1,523)			1,495

REAL ESTATE INVESTMENT TRUSTS 0.2%

Simon Property Group, Inc.		21,526	1,996

Total Real Estate Investment Trusts (Cost $2,026)			1,996

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.0%

REPURCHASE AGREEMENTS 0.7%

Deutsche Bank AG
0.320% due 10/01/2010		$3,100	3,100
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $3,166. Repurchase proceeds are $3,100.)

State Street Bank and Trust Co.
0.010% due 10/01/2010		3,940	3,940
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $4,020. Repurchase proceeds are $3,940.)

			7,040

JAPAN TREASURY BILLS 2.1%
0.110% due 10/25/2010	JPY	1,660,000	19,884

U.S. TREASURY BILLS 2.2%
0.147% due 10/07/2010 - 01/20/2011 (b)(c)(f)		$21,221	21,218

Total Short-Term Instruments (Cost $47,330)			48,142

Total Investments 100.9% (Cost $899,092)			$972,561

Written Options (h) (0.2%) (Premiums $2,093)			(1,611)

Other Assets and Liabilities (Net) (0.7%)			(6,625)

Net Assets 100.0%			$964,325

See Accompanying Notes	Semiannual Report	September 30, 2010	29

Schedule of Investments PIMCO Convertible Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield.
(c)	Securities with an aggregate market value of $5,279 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(d)	Securities with an aggregate market value of $12,475 and cash of $23,334 have been pledged as collateral for securities sold short as of September 30, 2010.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $6,304 at a weighted average interest rate of -0.829%. On September 30, 2010, securities valued at $14,793 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $15,938 has been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini Nasdaq 100 Index December Futures	Long	12/2010	807	$1,708
E-mini S&P 500 Index December Futures	Long	12/2010	3,039	4,851

				$6,559

(g)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcatel-Lucent USA, Inc.	GSC	(5.000%	)	06/20/2013	4.118%	$	5,000	$(122)	$25	$(147)
Alcatel-Lucent USA, Inc.	MSC	(5.000%	)	06/20/2013	4.118%		4,000	(97)	40	(137)
American General Finance Corp.	GSC	(5.000%	)	06/20/2020	7.871%		5,000	611	(126)	737
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	1.741%		12,000	148	268	(120)
International Game Technology	DUB	(1.000%	)	06/20/2014	1.610%		9,200	198	212	(14)
International Lease Finance Corp.	BOA	(5.000%	)	06/20/2017	4.881%		7,000	(51)	(491)	440
Interpublic Group of Cos., Inc.	MSC	(1.000%	)	03/20/2012	0.922%		7,500	(11)	76	(87)
Interpublic Group of Cos., Inc.	UBS	(1.000%	)	03/20/2012	0.922%		5,000	(7)	46	(53)
Lennar Corp.	BCLY	(5.000%	)	12/20/2013	3.487%		4,600	(216)	(105)	(111)
MGM Resorts International	GSC	(5.000%	)	06/20/2015	11.186%		7,000	1,463	788	675
ProLogis	DUB	(1.000%	)	06/20/2012	2.536%		8,500	218	338	(120)
Transocean, Inc.	CITI	(5.000%	)	12/20/2011	0.964%		22,800	(1,161)	224	(1,385)
Transocean, Inc.	CITI	(1.000%	)	09/20/2020	2.450%		9,300	1,030	1,411	(381)
Transocean, Inc.	DUB	(5.000%	)	12/20/2011	0.964%		1,900	(96)	11	(107)
Weingarten Realty Investors	MSC	(1.000%	)	09/20/2011	0.976%		5,000	(3)	(47)	44

								$1,904	$2,670	$(766)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	DUB	5.000%		06/20/2014	0.714%	$	5,000	$791	$485	$306
CMS Energy Corp.	BOA	1.000%		12/20/2015	2.192%		10,000	(568)	(553)	(15)
HCA, Inc.	CITI	2.000%		09/20/2012	2.113%		600	(1)	0	(1)
HCA, Inc.	CITI	2.400%		06/20/2014	2.919%		400	(6)	0	(6)
ING Verzekeringen NV	DUB	1.400%		06/20/2011	1.656%	EUR	1,500	(4)	0	(4)
MetLife, Inc.	JPM	5.000%		06/20/2014	1.934%	$	15,000	1,650	(207)	1,857
United Kingdom Gilt	DUB	1.000%		12/20/2014	0.567%		200	4	1	3

								$1,866	$(274)	$2,140

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

30	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	8,200	$(159)	$(29)	$(130)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		800	(15)	(6)	(9)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		5,600	(34)	(8)	(26)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		500	29	3	26
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		600	35	2	33
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		500	30	4	26
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		20,000	228	19	209
Receive	3-Month USD-LIBOR	4.000%	06/16/2020	MSC	$	15,000	(2,100)	(108)	(1,992)
Receive	3-Month USD-LIBOR	4.000%	12/15/2020	BOA		8,000	(973)	(850)	(123)

							$(2,959)	$(973)	$(1,986)

(h)	Written options outstanding on September 30, 2010:

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	11/17/2010	EUR	10,900	$47	$19
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	11/17/2010		10,900	40	12
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010		30,100	83	77
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		15,600	74	35
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	12/15/2010		14,500	77	41
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	11/17/2010	$	5,800	16	3
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	11/17/2010		5,800	12	7
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010		13,900	25	23
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		13,900	37	17
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010		11,700	35	27
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		11,700	38	14
Call - OTC iTraxx Europe 14 Index	JPM	Buy	1.000%	11/17/2010	EUR	5,000	12	12
Put - OTC iTraxx Europe 14 Index	JPM	Sell	1.400%	11/17/2010		5,000	19	19
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.900%	12/15/2010		5,500	23	14
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.600%	12/15/2010		5,500	23	12
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	11/17/2010	$	5,000	6	6
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	11/17/2010		5,000	5	3
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	12/15/2010		23,300	71	44
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.900%	12/15/2010	EUR	23,600	79	60
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	12/15/2010	$	23,300	71	27
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.200%	12/15/2010		125,000	700	545
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	12/15/2010	EUR	23,600	71	52
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011	$	5,000	11	14
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	10,000	30	37
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011	$	5,000	24	18
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011		5,000	28	24
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011	EUR	5,000	36	36
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		10,000	78	82
Call - OTC CDX.IG-14 5-Year Index	UBS	Buy	0.900%	12/15/2010	$	15,400	30	27
Call - OTC iTraxx Europe 13 Index	UBS	Buy	0.900%	12/15/2010	EUR	5,300	21	14
Put - OTC CDX.IG-14 5-Year Index	UBS	Sell	1.500%	12/15/2010	$	15,400	40	20
Put - OTC iTraxx Europe 13 Index	UBS	Sell	1.600%	12/15/2010	EUR	5,300	21	11

							$1,883	$1,352

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Premium	Market Value
Call - CBOE Ciena Corp.	$	14.000	10/16/2010	$	140	$52	$229
Call - CBOE Sandisk Corp.		50.000	01/22/2011		50	158	30

						$210	$259

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	0	$47,800	EUR	0	$599
Sales	850	340,390		185,800	5,568
Closing Buys	(850)	(87,800)		0	(3,999)
Expirations	0	(10,000)		0	(75)
Exercised	0	0		0	0

Balance at 09/30/2010	0	$ 290,390	EUR	185,800	$2,093

See Accompanying Notes	Semiannual Report	September 30, 2010	31

Schedule of Investments PIMCO Convertible Fund (Cont.)

(i)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
International Game Technology	3.250%	05/01/2014	04/05/2010 - 07/16/2010	$12,868	$12,400	1.29%

(j)	Short sales outstanding on September 30, 2010:

Description	Shares	Proceeds	Market Value
Ford Motor Co.	900,000	$12,420	$11,016
MGM Resorts International	296,000	4,839	3,339
United Rentals, Inc.	677,000	8,107	10,047

		$25,366	$24,402

(k)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	563	10/2010	RBS	$42	$0	$42
Buy	BRL	425	10/2010	HSBC	10	0	10
Buy		7,849	10/2010	JPM	256	0	256
Sell		8,275	10/2010	RBS	0	(275)	(275)
Sell		425	12/2010	HSBC	0	(11)	(11)
Buy	CAD	244	11/2010	DUB	0	(2)	(2)
Buy		698	11/2010	RBC	10	0	10
Buy		115	11/2010	RBS	0	(1)	(1)
Buy	CNY	10,682	01/2011	MSC	9	0	9
Buy		13,502	01/2011	UBS	34	0	34
Sell	EUR	5,151	10/2010	UBS	0	(356)	(356)
Buy		163	11/2010	CITI	14	0	14
Sell		9,423	11/2010	DUB	0	(743)	(743)
Sell		216	11/2010	RBS	0	(5)	(5)
Sell	GBP	750	12/2010	CITI	0	(15)	(15)
Sell		161	12/2010	GSC	0	(2)	(2)
Sell		364	12/2010	UBS	0	(6)	(6)
Sell	JPY	953,271	10/2010	BNP	0	(456)	(456)
Sell		706,272	10/2010	DUB	0	(329)	(329)
Sell		274,392	11/2010	MSC	0	(25)	(25)
Buy	KRW	476,090	11/2010	BCLY	24	0	24
Buy		469,050	11/2010	CITI	21	0	21
Buy		213,610	11/2010	RBS	12	0	12
Buy	MYR	840	10/2010	BCLY	20	0	20
Sell		760	10/2010	BCLY	0	0	0
Buy		2,416	10/2010	CITI	54	0	54
Buy		1,869	10/2010	DUB	30	0	30
Buy		760	02/2011	BCLY	0	0	0
Buy	SGD	1,710	03/2011	BOA	27	0	27
Buy		424	03/2011	DUB	5	0	5
Buy		350	03/2011	JPM	6	0	6
Buy		420	03/2011	RBS	7	0	7

					$581	$(2,226)	$(1,645)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$5,811	$0	$5,811
Corporate Bonds & Notes
Banking & Finance	0	91,378	0	91,378
Industrials	0	10,187	0	10,187
Utilities	0	492	0	492
Convertible Bonds & Notes
Banking & Finance	0	71,422	1,957	73,379
Industrials	0	578,998	0	578,998
Utilities	0	38,786	0	38,786
Municipal Bonds & Notes
Illinois	0	97	0	97

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Asset-Backed Securities	$0	$123	$0	$123
Common Stocks
Technology	6,923	0	0	6,923
Convertible Preferred Securities
Banking & Finance	51,575	13,028	0	64,603
Consumer Discretionary	0	3,140	0	3,140
Energy	0	10,864	0	10,864
Industrials	0	5,117	0	5,117
Utilities	31,030	0	0	31,030
Preferred Securities
Banking & Finance	0	1,495	0	1,495

32	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Real Estate Investment Trusts	$1,996	$0	$0	$1,996
Short-Term Instruments
Repurchase Agreements	0	7,040	0	7,040
Japan Treasury Bills	0	19,884	0	19,884
U.S. Treasury Bills	0	21,218	0	21,218
Investments, at value	$91,524	$879,080	$1,957	$972,561

Short Sales, at value	$(24,402)	$0	$0	$(24,402)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$4,062	$0	$4,062
Equity Contracts	6,559	0	0	6,559
Foreign Exchange Contracts	0	581	0	581
Interest Rate Contracts	0	294	0	294
	$6,559	$4,937	$0	$11,496

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(2,719)	(1,321)	(4,040)
Equity Contracts	(259)	0	0	(259)
Foreign Exchange Contracts	0	(2,226)	0	(2,226)
Interest Rate Contracts	0	(2,280)	0	(2,280)
	$(259)	$(7,225)	$(1,321)	$(8,805)

Totals	$73,422	$876,792	$636	$950,850

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Convertible Bonds & Notes
Banking & Finance	$1,950	$0	$0	$0	$0	$7	$0	$0	$1,957	$7
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(1,852)	0	0	531	0	0	(1,321)	531

Totals	$1,950	$0	$(1,852)	$0	$0	$538	$0	$0	$636	$538

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$581	$0	$0	$0	$581
Unrealized appreciation on swap agreements	294	0	4,062	0	0	4,356

	$294	$581	$4,062	$0	$0	$4,937

Liabilities:
Written options outstanding	$0	$0	$1,352	$259	$0	$1,611
Variation margin payable (2)	0	0	0	856	0	856
Unrealized depreciation on foreign currency contracts	0	2,226	0	0	0	2,226
Unrealized depreciation on swap agreements	2,280	0	2,688	0	0	4,968

	$2,280	$2,226	$4,040	$1,115	$0	$9,661

See Accompanying Notes	Semiannual Report	September 30, 2010	33

Schedule of Investments PIMCO Convertible Fund (Cont.)

September 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$(746)	$75	$1,240	$(3,871)	$0	$(3,302)
Net realized gain on foreign currency transactions	0	874	0	0	0	874

	$(746)	$949	$1,240	$(3,871)	$0	$(2,428)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(3,346)	$(32)	$(2,086)	$6,697	$0	$1,233
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(1,880)	0	0	0	(1,880)

	$(3,346)	$(1,912)	$(2,086)	$6,697	$0	$(647)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $6,559 as reported in the Notes to Schedule of Investments.

34	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Diversified Income Fund

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 2.2%

American General Finance Corp.
7.250% due 04/21/2015		$3,300	$3,322

Berry Plastics Corp.
7.531% due 06/05/2014		5,858	4,598

BOC Group, Inc.
2.256% due 05/31/2014		2,425	2,213

CIT Group, Inc.
6.250% due 08/11/2015		1,368	1,381

CSC Holdings LLC
2.007% due 03/29/2016		1,348	1,326
5.500% due 03/29/2016		4	3

Dex Media West LLC
7.000% due 10/24/2014		305	266
7.500% due 10/24/2014		341	298

Dex One Corp.
9.000% due 10/24/2014		311	266
9.225% due 10/24/2014		262	223

FCI Connectors
3.031% due 11/02/2012		264	247
3.031% due 03/09/2013		280	262
7.117% due 11/02/2012		28	26
7.117% due 03/09/2013		29	27

Ford Motor Co.
3.010% due 12/15/2013		5,000	4,911

Graham Packaging Co. LP
6.000% due 09/23/2016		2,000	2,018

Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2014		6	6
4.750% due 06/01/2014 (a)		989	786

Ineos Group Holdings PLC
7.001% due 10/07/2012		224	226
7.501% due 10/07/2013		2,315	2,323
8.001% due 10/07/2014		2,315	2,323

International Lease Finance Corp.
6.750% due 03/17/2015		3,900	3,969
7.000% due 03/17/2016		5,700	5,789

MGM Mirage, Inc.
6.000% due 10/03/2011		1,695	1,644

PagesJaunes Groupe
2.629% due 01/11/2014	EUR	4,000	4,666

Polypore, Inc.
2.260% due 07/03/2014		$2,331	2,263

Texas Competitive Electric Holdings Co. LLC
3.758% due 10/10/2014		7,590	5,891
4.033% due 10/10/2014		43	33
4.065% due 10/10/2014		782	609

UPC Holding BV
4.377% due 12/31/2016	EUR	3,750	4,787
4.627% due 12/31/2017		2,705	3,467

Vodafone Group PLC
6.875% due 08/11/2015		$14,000	13,852

Total Bank Loan Obligations (Cost $78,229)			74,021

CORPORATE BONDS & NOTES 57.5%

BANKING & FINANCE 26.4%

AIG SunAmerica Global Financing X
6.900% due 03/15/2032		220	227

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		1,700	1,787
6.103% due 06/27/2012		5,300	5,567
7.700% due 08/07/2013		2,000	2,211
8.700% due 08/07/2018		2,300	2,873

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ally Financial, Inc.
5.375% due 06/06/2011		$2,000	$2,032
6.000% due 12/15/2011		200	204
6.625% due 05/15/2012		2,900	2,987
6.875% due 09/15/2011		3,900	4,000
6.875% due 08/28/2012		6,475	6,747
7.000% due 02/01/2012		6,050	6,263
7.500% due 12/31/2013		400	429
8.300% due 02/12/2015		6,200	6,773

American Express Bank FSB
5.500% due 04/16/2013		2,000	2,179
5.550% due 10/17/2012		7,000	7,544

American Express Co.
7.250% due 05/20/2014		1,700	1,996

American General Finance Corp.
3.250% due 01/16/2013	EUR	600	703
4.875% due 07/15/2012		$3,000	2,850
6.900% due 12/15/2017		1,200	1,008

American International Group, Inc.
0.635% due 10/18/2011		5,600	5,519
1.034% due 04/26/2011	EUR	650	882
5.050% due 10/01/2015		$3,600	3,681
5.450% due 05/18/2017		1,000	1,022
5.600% due 10/18/2016		6,500	6,662
5.850% due 01/16/2018		32,525	33,826
6.250% due 05/01/2036		5,700	5,558
8.175% due 05/15/2068		1,400	1,410
8.250% due 08/15/2018		2,500	2,925

Anadarko Finance Co.
7.500% due 05/01/2031		1,000	1,084

AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		2,400	2,543
6.500% due 04/15/2040		400	418

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	7,500	9,393

Banco del Estado de Chile
4.125% due 10/07/2020 (b)		$2,500	2,481

Banco do Brasil S.A.
4.500% due 01/22/2015		10,800	11,380
6.000% due 01/22/2020		6,500	7,280

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,600	1,607

Banco Santander Chile
3.750% due 09/22/2015		7,600	7,724

Bank of America Corp.
4.750% due 08/01/2015		1,400	1,481
4.750% due 05/23/2017	EUR	300	399
5.650% due 05/01/2018		$700	743
5.750% due 12/01/2017		16,500	17,667
7.375% due 05/15/2014		2,900	3,337

Bank of America Institutional Capital A
8.070% due 12/31/2026		500	521

Banque PSA Finance
8.500% due 05/04/2012	EUR	4,200	6,234

Barclays Bank PLC
5.000% due 09/22/2016		$2,400	2,631
5.125% due 01/08/2020		700	758
5.926% due 09/29/2049		7,230	6,832
6.000% due 01/23/2018	EUR	200	299
6.050% due 12/04/2017		$600	652
7.434% due 09/29/2049		13,600	14,008
10.179% due 06/12/2021		17,280	23,085
14.000% due 11/29/2049	GBP	500	988

BBVA Bancomer S.A.
7.250% due 04/22/2020		$2,600	2,799

Bear Stearns Cos. LLC
0.489% due 11/28/2011		100	100
5.700% due 11/15/2014		1,700	1,919

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.400% due 10/02/2017		$1,400	$1,633
7.250% due 02/01/2018		1,400	1,708

Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013		500	551

BM&FBovespa S.A.
5.500% due 07/16/2020		700	749

BNP Paribas Capital Trust VI
5.868% due 01/29/2049	EUR	4,870	6,573

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$1,900	1,259

Caelus Re Ltd.
6.549% due 06/07/2011		3,800	3,843

Caterpillar Financial Services Corp.
1.039% due 06/24/2011		200	201

Catlin Insurance Co. Ltd.
7.249% due 12/31/2049		460	377

CBA Capital Trust II
6.024% due 03/29/2049		3,400	3,397

CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		1,800	1,944

CIT Group, Inc.
7.000% due 05/01/2013		7,543	7,619
7.000% due 05/01/2014		35,640	35,729
7.000% due 05/01/2015		3,215	3,207
7.000% due 05/01/2016		1,358	1,344
7.000% due 05/01/2017		1,901	1,870

Citigroup Capital XXI
8.300% due 12/21/2077		14,375	15,166

Citigroup, Inc.
4.750% due 02/10/2019	EUR	5,600	7,502
5.300% due 10/17/2012		$4,150	4,424
5.500% due 04/11/2013		3,900	4,187
5.500% due 10/15/2014		3,000	3,259
6.000% due 12/13/2013		2,050	2,249
6.000% due 08/15/2017		300	325
6.125% due 11/21/2017		2,195	2,401
6.125% due 05/15/2018		315	344

Columbus International, Inc.
11.500% due 11/20/2014		5,600	6,215

Conti-Gummi Finance BV
8.500% due 07/15/2015	EUR	7,000	10,368

Countrywide Financial Corp.
5.800% due 06/07/2012		$4,299	4,569

Credit Suisse
5.000% due 05/15/2013		5,900	6,433

DBS Bank Ltd.
0.596% due 05/16/2017		5,000	4,879

Fiat Finance & Trade S.A.
6.625% due 02/15/2013	EUR	3,900	5,556
7.625% due 09/15/2014		9,800	14,454
9.000% due 07/30/2012		1,700	2,515

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		$6,200	6,611

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		4,600	4,601
7.500% due 08/01/2012		7,700	8,177
7.800% due 06/01/2012		16,746	17,817
8.700% due 10/01/2014		10,300	11,569

Foundation Re II Ltd.
7.119% due 11/26/2010		1,800	1,804

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		10,000	12,017
10.500% due 03/25/2014		23,040	27,694

General Electric Capital Corp.
0.389% due 05/29/2012		12,000	11,842
0.431% due 12/20/2013		400	384

See Accompanying Notes	Semiannual Report	September 30, 2010	35

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.625% due 09/15/2066	EUR	5,700	$6,372
5.250% due 10/19/2012		$40	43

Goldman Sachs Group, Inc.
0.740% due 03/22/2016		50	46
1.198% due 02/04/2013	EUR	1,100	1,454
3.700% due 08/01/2015		$1,500	1,537
4.750% due 07/15/2013		1,225	1,316
5.375% due 02/15/2013	EUR	1,900	2,722
6.150% due 04/01/2018		$3,475	3,860
6.750% due 10/01/2037		6,100	6,361

Green Valley Ltd.
4.410% due 01/10/2011	EUR	1,300	1,764

HBOS PLC
6.750% due 05/21/2018		$1,400	1,409

HCP, Inc.
6.700% due 01/30/2018		5,000	5,510

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		2,900	1,601

HSBC Bank USA N.A.
4.625% due 04/01/2014		400	429
4.875% due 08/24/2020		2,900	3,031

HSBC Capital Funding LP
4.610% due 12/29/2049		4,700	4,496

HSBC Holdings PLC
5.375% due 12/20/2012	EUR	298	434
6.375% due 10/18/2022	GBP	100	172
6.500% due 05/02/2036		$5,300	5,920
6.500% due 09/15/2037		125	141

Intergas Finance BV
6.375% due 05/14/2017		2,700	2,929
6.875% due 11/04/2011		378	397

International Lease Finance Corp.
5.650% due 06/01/2014		375	366
6.500% due 09/01/2014		21,750	23,436
6.625% due 11/15/2013		4,000	4,030

JPMorgan Chase & Co.
4.650% due 06/01/2014		600	658
4.750% due 05/01/2013		1,900	2,062
4.950% due 03/25/2020		700	748
5.375% due 10/01/2012		1,500	1,623
7.900% due 04/29/2049		7,300	7,849

Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020 (b)		2,900	2,900

LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	3,525	5,261
8.500% due 12/29/2049		$7,500	6,975

Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)	EUR	3,472	1,106

Lloyds TSB Bank PLC
12.000% due 12/29/2049		$12,800	14,779

M&T Capital Trust II
8.277% due 06/01/2027		500	487

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		5,000	5,539

MBNA Capital B
1.266% due 02/01/2027		3,000	2,112

Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		3,400	3,654
6.400% due 08/28/2017		5,000	5,479
6.875% due 04/25/2018		10,400	11,683

MetLife, Inc.
5.375% due 12/15/2012		45	48

Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	2,615

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley
0.780% due 01/09/2012		$400	$398
5.750% due 08/31/2012		4,600	4,935
5.950% due 12/28/2017		2,400	2,582

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,400	2,409

Mystic Re Ltd.
10.299% due 06/07/2011		700	732

National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014		850	947

Pearson Dollar Finance PLC
5.700% due 06/01/2014		1,000	1,111

Qatari Diar Finance QSC
3.500% due 07/21/2015		900	921
5.000% due 07/21/2020		400	422

Rabobank Nederland NV
11.000% due 06/29/2049		3,488	4,548

Residential Reinsurance 2008 Ltd.
7.047% due 06/06/2011		1,250	1,278

Resona Bank Ltd.
5.850% due 09/29/2049		900	899

Royal Bank of Scotland Group PLC
2.759% due 08/23/2013		9,200	9,394
4.908% due 04/06/2011	GBP	930	1,447
5.000% due 11/12/2013		$150	151
6.000% due 06/29/2049	GBP	1,620	1,985
6.990% due 10/29/2049 (a)		$2,000	1,630
7.640% due 03/29/2049 (a)		300	224

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		5,320	5,573
7.125% due 01/14/2014		1,000	1,079
7.175% due 05/16/2013		2,350	2,526
7.750% due 05/29/2018		400	452

RZD Capital Ltd.
5.739% due 04/03/2017		5,800	6,129

SLM Corp.
4.750% due 03/17/2014	EUR	3,100	3,901
8.450% due 06/15/2018		$3,500	3,540

State Bank of India
4.500% due 07/27/2015		8,900	9,369

Sumitomo Mitsui Banking Corp.
0.789% due 12/31/2049	JPY	100,000	1,193
0.950% due 06/02/2049		100,000	1,156

Teco Finance, Inc.
6.750% due 05/01/2015		$7,050	8,229

Temasek Financial I Ltd.
4.300% due 10/25/2019		9,950	10,813

Tenneco, Inc.
8.625% due 11/15/2014		75	77

TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	1,044
6.625% due 03/20/2017		4,200	4,468
7.250% due 02/02/2020		2,800	3,070
7.500% due 03/13/2013		600	654
7.500% due 07/18/2016		10,200	11,381
7.875% due 03/13/2018		2,600	2,944

UBS AG
5.750% due 04/25/2018		4,025	4,551
7.000% due 10/15/2015		500	567
7.152% due 12/29/2049	EUR	100	139

UBS Preferred Funding Trust I
8.622% due 10/29/2049		$3,940	3,940

UBS Preferred Funding Trust II
7.247% due 06/29/2049		7,910	8,060

UBS Preferred Funding Trust V
6.243% due 05/29/2049		2,500	2,425

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UFJ Finance Aruba AEC
6.750% due 07/15/2013		$250	$282

Ventas Realty LP
6.500% due 06/01/2016		400	418
6.750% due 04/01/2017		2,635	2,744

Virgin Media Secured Finance PLC
6.500% due 01/15/2018		4,000	4,240
7.000% due 01/15/2018	GBP	6,600	11,029

Vita Capital III Ltd.
1.633% due 01/01/2011		$3,150	3,141

VTB Bank Via VTB Capital S.A.
6.609% due 10/31/2012		3,300	3,502
6.875% due 05/29/2018		200	212
7.500% due 10/12/2011		300	316

Wachovia Bank N.A.
6.600% due 01/15/2038		3,000	3,416

Wachovia Corp.
0.656% due 08/01/2013		300	296
2.236% due 05/01/2013		3,200	3,296
5.250% due 08/01/2014		500	544

Waha Aerospace BV
3.925% due 07/28/2020		5,500	5,663

Wells Fargo & Co.
4.375% due 01/31/2013		3,265	3,487
5.625% due 12/11/2017		645	736

Wells Fargo Capital X
5.950% due 12/01/2086		2,800	2,741

Wells Fargo Capital XIII
7.700% due 12/29/2049		15,200	15,846

Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	8,400	12,081

			880,231

INDUSTRIALS 24.9%

Adaro Indonesia PT
7.625% due 10/22/2019		$1,300	1,423

AES El Salvador Trust
6.750% due 02/01/2016		11,800	11,094

Alcoa, Inc.
6.150% due 08/15/2020		3,000	3,090

Altria Group, Inc.
9.250% due 08/06/2019		2,500	3,357
9.700% due 11/10/2018		300	407

America Movil SAB de C.V.
5.000% due 03/30/2020		1,300	1,408
5.750% due 01/15/2015		2,000	2,267

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		1,184	1,397

American Stores Co.
7.100% due 03/20/2028		100	77
8.000% due 06/01/2026		2,000	1,692

AmeriGas Partners LP
7.125% due 05/20/2016		5,075	5,316
7.250% due 05/20/2015		500	520

Amgen, Inc.
5.700% due 02/01/2019		300	359
5.850% due 06/01/2017		100	120

Anadarko Petroleum Corp.
5.950% due 09/15/2016		6,100	6,673
6.375% due 09/15/2017		3,700	4,083

Angel Lux Common S.A.
8.250% due 05/01/2016	EUR	3,300	4,791

Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012		$1,600	1,662

36	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ARAMARK Corp.
3.966% due 02/01/2015	$1,825	$1,672
8.500% due 02/01/2015	2,000	2,090

ArcelorMittal
6.125% due 06/01/2018	925	1,002

ArvinMeritor, Inc.
8.125% due 09/15/2015	6,085	6,191
8.750% due 03/01/2012	594	644

Atlantic Richfield Co.
8.530% due 02/27/2012	500	528

Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	1,103

Berry Plastics Corp.
8.250% due 11/15/2015	6,400	6,624
8.875% due 09/15/2014	3,400	3,306

BHP Billiton Finance USA Ltd.
5.500% due 04/01/2014	1,200	1,352

Biomet, Inc.
10.000% due 10/15/2017	5,092	5,646
10.375% due 10/15/2017 (c)	2,500	2,668
11.625% due 10/15/2017	6,945	7,770

C8 Capital SPV Ltd.
6.640% due 12/29/2049	12,200	8,051

CBS Corp.
5.625% due 08/15/2012	3,500	3,716

Celanese U.S. Holdings LLC
6.625% due 10/15/2018	2,700	2,767

Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	4,400	5,234

Cemex Finance LLC
9.500% due 12/14/2016	4,500	4,550

Chart Industries, Inc.
9.125% due 10/15/2015	1,300	1,331

Charter Communications Operating LLC
8.000% due 04/30/2012	8,100	8,626

Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017	2,550	2,620
9.500% due 05/15/2016	3,150	3,418

Cisco Systems, Inc.
5.500% due 02/22/2016	500	591

Codelco, Inc.
7.500% due 01/15/2019	150	191

Columbia University
6.875% due 12/15/2015	500	607

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	315	366

Comcast Cable Communications LLC
7.125% due 06/15/2013	2,130	2,437

Comcast Corp.
5.300% due 01/15/2014	2,000	2,237
5.900% due 03/15/2016	2,900	3,355
6.500% due 01/15/2015	100	117

Community Health Systems, Inc.
8.875% due 07/15/2015	12,800	13,632

Consol Energy, Inc.
8.000% due 04/01/2017	11,500	12,506

Continental Airlines 2009-1 Pass-Through Trust
9.000% due 07/08/2016	1,919	2,188

Continental Resources, Inc.
7.125% due 04/01/2021	1,400	1,463

Con-way, Inc.
7.250% due 01/15/2018	5,000	5,571

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Corp. GEO SAB de C.V.
8.875% due 09/25/2014		$1,500	$1,672
9.250% due 06/30/2020		2,800	3,188

Cox Communications, Inc.
7.125% due 10/01/2012		725	803

CSC Holdings LLC
6.750% due 04/15/2012		375	393
7.625% due 04/01/2011		2,750	2,819
7.625% due 07/15/2018		1,400	1,515
7.875% due 02/15/2018		2,900	3,179
8.625% due 02/15/2019		5,300	5,989

CSN Islands VIII Corp.
9.750% due 12/16/2013		900	1,060

CSN Islands IX Corp.
10.500% due 01/15/2015		2,900	3,597

CSN Islands XI Corp.
6.875% due 09/21/2019		9,240	10,210

CSN Resources S.A.
6.500% due 07/21/2020		2,300	2,465

CSX Corp.
5.600% due 05/01/2017		5,000	5,725

CVS Pass-Through Trust
7.507% due 01/10/2032		297	349

Delhaize America, Inc.
8.050% due 04/15/2027		600	688

Delta Air Lines 2010-1 Class A Pass-Through Trust
6.200% due 07/02/2018		5,200	5,408

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		2,900	3,001
9.500% due 12/11/2019		1,750	1,977

Dex One Corp.
12.000% due 01/29/2017 (c)		1,905	1,507

DISH DBS Corp.
6.375% due 10/01/2011		3,850	3,994
7.000% due 10/01/2013		8,100	8,637
7.125% due 02/01/2016		1,425	1,505
7.875% due 09/01/2019		1,700	1,838

Dow Chemical Co.
4.850% due 08/15/2012		950	1,006

DP World Ltd.
6.850% due 07/02/2037		3,000	2,815

Dynegy Holdings, Inc.
7.750% due 06/01/2019		5,710	3,940

Ecopetrol S.A.
7.625% due 07/23/2019		13,070	15,880

El Paso Corp.
7.000% due 06/15/2017		5,000	5,334
7.875% due 06/15/2012		300	321
8.250% due 02/15/2016		8,984	10,040
12.000% due 12/12/2013		100	123

EnCana Corp.
6.500% due 05/15/2019		700	858

Energy Transfer Partners LP
5.650% due 08/01/2012		5,200	5,534

Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,211

Enterprise Products Operating LLC
7.034% due 01/15/2068		$1,100	1,096

Erac USA Finance LLC
6.375% due 10/15/2017		1,000	1,164

FBG Finance Ltd.
5.125% due 06/15/2015		1,000	1,105

Ferrellgas LP
6.750% due 05/01/2014		625	639

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		$6,800	$7,600

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		4,200	4,806

Gazprom Via Gaz Capital S.A.
6.212% due 11/22/2016		7,200	7,686
7.288% due 08/16/2037		300	335
7.510% due 07/31/2013		1,350	1,495
8.625% due 04/28/2034		6,540	8,338
9.250% due 04/23/2019		1,950	2,437

Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020		5,739	6,220

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		138	144

Georgia-Pacific LLC
7.125% due 01/15/2017		2,200	2,340
7.750% due 11/15/2029		800	844
8.000% due 01/15/2024		4,200	4,735
8.250% due 05/01/2016		361	403
8.875% due 05/15/2031		5,850	6,698

Gerdau Holdings, Inc.
7.000% due 01/20/2020		5,100	5,725

Gerdau Trade, Inc.
5.750% due 01/30/2021 (b)		15,100	15,377

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020 (b)		4,200	4,170

GTL Trade Finance, Inc.
7.250% due 10/20/2017		9,800	10,964

Harvest Operations Corp.
6.875% due 10/01/2017 (b)		1,100	1,130

HCA, Inc.
7.190% due 11/15/2015		1,700	1,670
7.250% due 09/15/2020		1,600	1,720
7.875% due 02/15/2020		3,600	3,955
8.500% due 04/15/2019		5,850	6,552
9.250% due 11/15/2016		8,700	9,440
9.625% due 11/15/2016 (c)		7,071	7,690
9.875% due 02/15/2017		2,700	2,997

Health Management Associates, Inc.
6.125% due 04/15/2016		290	294

HeidelbergCement Finance BV
6.750% due 12/15/2015	EUR	600	851
7.500% due 10/31/2014		8,900	12,922
8.000% due 01/31/2017		1,400	2,028

Hewlett-Packard Co.
6.500% due 07/01/2012		$500	549

Hexion U.S. Finance Corp.
8.875% due 02/01/2018		2,175	2,142

Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		3,300	3,678
7.625% due 04/09/2019		1,900	2,348

Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,200	1,277

Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	1,900	2,182
8.500% due 02/15/2016		$1,300	1,107

Insight Communications Co., Inc.
9.375% due 07/15/2018		1,300	1,388

Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		1,100	1,111
9.500% due 06/15/2016		11,200	11,998

Intelsat Subsidiary Holding Co. S.A.
8.875% due 01/15/2015		2,100	2,173

KazMunaiGaz Finance Sub BV
7.000% due 05/05/2020		5,800	6,423
8.375% due 07/02/2013		6,000	6,675

See Accompanying Notes	Semiannual Report	September 30, 2010	37

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kinder Morgan Energy Partners LP
5.125% due 11/15/2014		$2,000	$2,213
5.300% due 09/15/2020		4,400	4,751
5.850% due 09/15/2012		600	648

Kraft Foods, Inc.
6.500% due 08/11/2017		1,000	1,200

LifePoint Hospitals, Inc.
6.625% due 10/01/2020		450	460

Limited Brands, Inc.
6.900% due 07/15/2017		2,000	2,130

Lyondell Chemical Co.
8.000% due 11/01/2017		5,600	6,132
11.000% due 05/01/2018		10,300	11,446

Macy's Retail Holdings, Inc.
7.450% due 07/15/2017		1,000	1,122

Marathon Global Funding Corp.
6.000% due 07/01/2012		500	539

Mylan, Inc.
7.625% due 07/15/2017		1,350	1,443
7.875% due 07/15/2020		2,200	2,368

Nakilat, Inc.
6.067% due 12/31/2033		4,000	4,430

Nalco Co.
8.875% due 11/15/2013		400	411

New Albertson's, Inc.
6.570% due 02/23/2028		800	592
7.450% due 08/01/2029		5,100	4,156
7.750% due 06/15/2026		2,150	1,833

Newfield Exploration Co.
6.875% due 02/01/2020		5,100	5,444
7.125% due 05/15/2018		1,000	1,072

Nissan Motor Acceptance Corp.
3.250% due 01/30/2013		1,900	1,960

Noble Group Ltd.
4.875% due 08/05/2015		4,200	4,355
6.625% due 08/05/2020		4,100	4,305
6.750% due 01/29/2020		15,500	16,750

Northwest Pipeline GP
7.000% due 06/15/2016		5,000	6,047

OI European Group BV
6.750% due 09/15/2020	EUR	1,300	1,817
6.875% due 03/31/2017		820	1,174

Oshkosh Corp.
8.250% due 03/01/2017		$1,000	1,080
8.500% due 03/01/2020		900	979

PACCAR, Inc.
1.466% due 09/14/2012		700	714

Peabody Energy Corp.
6.500% due 09/15/2020		3,700	4,001

Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	16,800	22,906
5.750% due 03/01/2018		$4,630	5,097

Petrobras International Finance Co.
7.875% due 03/15/2019		10,520	13,170

Petroleos Mexicanos
4.875% due 03/15/2015		13,680	14,824
5.500% due 01/21/2021		100	107

Pride International, Inc.
6.875% due 08/15/2020		1,500	1,641

Pulte Group, Inc.
5.250% due 01/15/2014		10,500	10,579

Quebecor Media, Inc.
7.750% due 03/15/2016		2,950	3,057

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Reynolds Group Issuer, Inc.
7.750% due 10/15/2016		$5,900	$6,033
8.500% due 05/15/2018		300	295

Rhodia S.A.
3.585% due 10/15/2013	EUR	9,000	12,300

Rockies Express Pipeline LLC
5.625% due 04/15/2020		$1,300	1,309

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,000	1,028

Rogers Communications, Inc.
6.750% due 03/15/2015		2,100	2,500

Royal Caribbean Cruises Ltd.
8.750% due 02/02/2011		9,000	9,236

SABMiller PLC
5.500% due 08/15/2013		1,000	1,101

SEACOR Holdings, Inc.
5.875% due 10/01/2012		500	518

Sensata Technologies BV
8.000% due 05/01/2014		1,741	1,811

Smurfit Kappa Acquisitions
7.750% due 11/15/2019	EUR	6,300	9,061

Sonat, Inc.
7.625% due 07/15/2011		$900	937

Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		3,700	3,973

Steel Dynamics, Inc.
6.750% due 04/01/2015		500	514
7.375% due 11/01/2012		3,600	3,866
7.750% due 04/15/2016		3,000	3,135

SunGard Data Systems, Inc.
9.125% due 08/15/2013		250	257
10.625% due 05/15/2015		800	896

Teck Resources Ltd.
3.850% due 08/15/2017		1,500	1,548
10.250% due 05/15/2016		3,400	4,136
10.750% due 05/15/2019		10,300	12,990

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		2,656	2,812

Tesco PLC
5.500% due 11/15/2017		9,250	10,629

Time Warner Cable, Inc.
5.400% due 07/02/2012		300	322

Transocean, Inc.
4.950% due 11/15/2015		5,200	5,415

TRW Automotive, Inc.
7.250% due 03/15/2017		2,200	2,348

Tyco International Finance S.A.
6.750% due 02/15/2011		500	511

UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)		840	393

UAL 2007-1 Pass-Through Trust
7.336% due 07/02/2019		419	385

UAL 2009-2A Pass-Through Trust
9.750% due 01/15/2017		6,377	7,030

UPC Holding BV
8.375% due 08/15/2020	EUR	12,600	17,317

Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016		$900	965
9.500% due 01/21/2020		2,100	2,399

Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,300	1,482

Vale Overseas Ltd.
4.625% due 09/15/2020		6,000	6,226
8.250% due 01/17/2034		1,525	1,949

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Valeant Pharmaceuticals International
7.000% due 10/01/2020		$700	$718

Valero Energy Corp.
6.875% due 04/15/2012		1,625	1,746

Veolia Environnement
4.875% due 05/28/2013	EUR	3,460	5,052

Volkswagen International Finance NV
4.000% due 08/12/2020		$3,400	3,514

WellPoint, Inc.
6.800% due 08/01/2012		500	548

Weyerhaeuser Co.
6.750% due 03/15/2012		3,500	3,694
7.375% due 10/01/2019		5,400	5,916

Wind Acquisition Finance S.A.
11.000% due 12/01/2015	EUR	7,700	11,153
11.750% due 07/15/2017		$1,250	1,407
12.000% due 12/01/2015		1,000	1,064

Windstream Corp.
7.875% due 11/01/2017		1,800	1,886
8.125% due 08/01/2013		400	436
8.625% due 08/01/2016		6,000	6,375

			831,197

UTILITIES 6.2%

AES Corp.
8.000% due 06/01/2020		300	327

AES Red Oak LLC
8.540% due 11/30/2019		2,181	2,252

Beaver Valley II Funding
9.000% due 06/01/2017		217	240

BP Capital Markets PLC
3.625% due 05/08/2014		1,200	1,243
3.750% due 06/17/2013		760	774
4.500% due 11/08/2012	EUR	950	1,349
5.250% due 11/07/2013		$2,000	2,180

Carolina Power & Light Co.
5.125% due 09/15/2013		750	833

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		9,590	11,364

CenturyLink, Inc.
6.000% due 04/01/2017		5,000	5,248

CMS Energy Corp.
4.250% due 09/30/2015		900	912
6.250% due 02/01/2020		2,100	2,221

Consumers Energy Co.
5.000% due 02/15/2012		1,500	1,578

Dayton Power & Light Co.
5.125% due 10/01/2013		1,480	1,652

Deutsche Telekom International Finance BV
6.000% due 07/08/2019		8,000	9,534

Dominion Resources, Inc.
5.700% due 09/17/2012		260	284

Duke Energy Carolinas LLC
5.300% due 10/01/2015		1,500	1,747
5.625% due 11/30/2012		225	246

El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,300	2,393

Enel Finance International S.A.
5.700% due 01/15/2013		4,850	5,235

Entergy Corp.
3.625% due 09/15/2015		1,800	1,820

FirstEnergy Solutions Corp.
6.050% due 08/15/2021		100	107

38	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

France Telecom S.A.
4.375% due 07/08/2014		$200	$221

Frontier Communications Corp.
6.625% due 03/15/2015		2,575	2,672
7.000% due 11/01/2025		400	370
7.875% due 04/15/2015		500	542

Homer City Funding LLC
8.734% due 10/01/2026		3,659	3,348

International Endesa BV
6.125% due 07/05/2012	GBP	1,080	1,807

Ipalco Enterprises, Inc.
8.625% due 11/14/2011		$4,125	4,367

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		9,100	9,430

Korea Electric Power Corp.
3.000% due 10/05/2015 (b)		700	700

Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,300	1,302
6.250% due 06/17/2014		3,185	3,577

Majapahit Holding BV
7.250% due 06/28/2017		400	461
7.750% due 10/17/2016		700	819
7.750% due 01/20/2020		6,100	7,350
8.000% due 08/07/2019		4,900	5,953

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012		300	326

Midwest Generation LLC
8.560% due 01/02/2016		295	292

Nevada Power Co.
5.875% due 01/15/2015		450	517
6.500% due 05/15/2018		6,050	7,301

NGPL PipeCo LLC
6.514% due 12/15/2012		900	958

NRG Energy, Inc.
7.375% due 02/01/2016		4,875	5,027
7.375% due 01/15/2017		1,830	1,880
8.250% due 09/01/2020		8,100	8,394

Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		500	545

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		5,660	5,816

Progress Energy, Inc.
6.850% due 04/15/2012		400	434

PSEG Power LLC
5.320% due 09/15/2016		990	1,110
5.500% due 12/01/2015		900	1,017
6.950% due 06/01/2012		270	296

Qwest Capital Funding, Inc.
7.250% due 02/15/2011		2,050	2,096

Qwest Corp.
6.500% due 06/01/2017		1,300	1,427
7.250% due 09/15/2025		2,250	2,374
7.250% due 10/15/2035		1,365	1,358
7.500% due 06/15/2023		3,900	3,939
7.625% due 06/15/2015		1,750	2,004

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		3,200	3,475

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		1,370	1,535
6.332% due 09/30/2027		500	570
6.750% due 09/30/2019		1,750	2,086

Sierra Pacific Power Co.
6.000% due 05/15/2016		1,700	1,988

Southern California Edison Co.
5.000% due 01/15/2014		100	112

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sprint Capital Corp.
6.900% due 05/01/2019		$3,400	$3,434
8.375% due 03/15/2012		7,275	7,821
8.750% due 03/15/2032		3,700	3,903

Sprint Nextel Corp.
6.000% due 12/01/2016		1,145	1,136
8.375% due 08/15/2017		2,700	2,943

Telecom Italia Capital S.A.
0.946% due 02/01/2011		200	200

Telefonica Emisiones SAU
6.221% due 07/03/2017		800	935

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	128,300	10,846

Telesat LLC
11.000% due 11/01/2015		$4,120	4,676

Time Warner Telecom, Inc.
8.000% due 03/01/2018		10,925	11,499

Valor Telecommunications Enterprises Finance Corp.
7.750% due 02/15/2015		4,450	4,608

Verizon Communications, Inc.
5.550% due 02/15/2016		400	464

Verizon New York, Inc.
6.875% due 04/01/2012		25	27

Virginia Electric and Power Co.
4.750% due 03/01/2013		245	265

Vodafone Group PLC
4.150% due 06/10/2014		250	270

			206,362

Total Corporate Bonds & Notes (Cost $1,803,021)			1,917,790

CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

Transocean, Inc.
1.500% due 12/15/2037		6,600	6,493

Total Convertible Bonds & Notes (Cost $6,039)			6,493

MUNICIPAL BONDS & NOTES 2.5%

ALASKA 0.0%

Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046		200	135

CALIFORNIA 0.8%

California State Bay Area Toll Authority Revenue Bonds, Series 2010
7.043% due 04/01/2050		3,000	3,308

California State Chino Valley Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
0.000% due 08/01/2023		850	443

California State General Obligation Bonds, Series 2009
7.300% due 10/01/2039		4,900	5,191

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036		1,200	1,288

California State General Obligation Notes, Series 2009
5.450% due 04/01/2015		2,000	2,156

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030		100	105

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Clovis, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2020	$500	$324

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	980	772
5.750% due 06/01/2047	1,950	1,478

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	1,500	1,564

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	700	738
4.500% due 07/01/2023	800	840

Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	700	722

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2010
6.628% due 07/01/2040 (b)	2,200	2,239

San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,400	1,406

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	550	423
5.125% due 06/01/2046	300	206

Tamalpais, California Union High School District General Obligation Bonds, (NPFGC Insured), Series 2001
5.000% due 08/01/2026	2,000	2,097

University of California Revenue Bonds, Series 2010
5.946% due 05/15/2045	900	914
6.296% due 05/15/2050	600	602

		26,816

ILLINOIS 0.0%

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	882

INDIANA 0.1%

Indiana State Finance Authority Revenue Bonds, Series 2009
6.596% due 02/01/2039	1,950	2,193

IOWA 0.0%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	205	190

KENTUCKY 0.0%

Kentucky State Property & Buildings Commission Revenue Bonds, (NPFGC Insured), Series 2003
5.020% due 10/01/2014	500	556

MASSACHUSETTS 0.1%

University of Massachusetts Building Authority Revenue Bonds, Series 2009
6.423% due 05/01/2029	3,750	3,963

See Accompanying Notes	Semiannual Report	September 30, 2010	39

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MINNESOTA 0.0%

St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	$600	$625

NEW JERSEY 0.1%

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	1,000	828
5.000% due 06/01/2041	1,930	1,336

		2,164

NEW YORK 0.4%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
5.440% due 06/15/2043	200	209
5.790% due 06/15/2041	6,000	6,124

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.508% due 08/01/2037	4,200	4,370

New York State Urban Development Corp. Revenue Bonds, Series 2009
5.770% due 03/15/2039	1,900	2,016

New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012	500	539

		13,258

OHIO 0.3%

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
5.939% due 02/15/2047	2,000	2,050

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	81
5.875% due 06/01/2047	7,600	5,571
6.000% due 06/01/2042	4,805	3,651

		11,353

PENNSYLVANIA 0.0%

Adams County, Pennsylvania General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
4.750% due 11/15/2028	1,000	1,007

TENNESSEE 0.1%

Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027 (b)	1,800	1,818

TEXAS 0.1%

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	1,300	1,421

WEST VIRGINIA 0.5%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	20,395	15,842

Total Municipal Bonds & Notes (Cost $78,869)		82,223

U.S. GOVERNMENT AGENCIES 0.5%

Fannie Mae
0.456% due 10/27/2037	3,000	2,995
0.707% due 10/18/2030	11	11
0.756% due 03/25/2017	51	51
1.588% due 03/01/2044	95	96

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.655% due 12/01/2036	$166	$174
5.000% due 02/25/2017 - 11/01/2035	941	985
5.500% due 03/01/2037	213	227
6.260% due 03/01/2011	364	364
6.500% due 06/25/2028	150	170
6.850% due 12/18/2027	154	175

Farm Credit Bank
7.561% due 11/29/2049	500	432

Freddie Mac
0.487% due 02/15/2019	2,135	2,134
0.757% due 09/15/2030	36	36
1.586% due 10/25/2044 - 02/25/2045	229	237
1.786% due 07/25/2044	348	350
2.607% due 05/01/2023	17	17
5.500% due 09/15/2017 - 07/01/2038	998	1,067
6.500% due 07/25/2043	16	18
7.000% due 06/15/2013	33	35

Ginnie Mae
3.125% due 11/20/2023 - 11/20/2027	71	73
3.375% due 03/20/2026 - 05/20/2026	58	60
3.625% due 07/20/2026	29	30
3.956% due 09/16/2021	80	80
4.045% due 07/16/2020	39	39
6.569% due 09/16/2026	555	602
9.250% due 12/20/2019 - 06/20/2021	16	18

New Valley Generation I
7.299% due 03/15/2019	702	868

Private Export Funding Corp.
4.550% due 05/15/2015	750	851

Small Business Administration
4.340% due 03/01/2024	193	206
4.504% due 02/01/2014	36	38
5.130% due 09/01/2023	37	40
5.886% due 09/01/2011	135	140
6.030% due 02/10/2012	546	571
6.900% due 12/01/2020	619	681
7.150% due 03/01/2017	210	231
7.300% due 05/01/2017	142	155

Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,095

Total U.S. Government Agencies (Cost $14,819)		15,352

U.S. TREASURY OBLIGATIONS 3.1%

U.S. Treasury Bonds
4.375% due 11/15/2039 (h)(i)	60,900	68,312

U.S. Treasury Notes
2.375% due 10/31/2014 (i)	427	451
3.375% due 11/15/2019 (i)	500	539
3.625% due 08/15/2019 (f)	32,300	35,530

Total U.S. Treasury Obligations (Cost $103,983)		104,832

MORTGAGE-BACKED SECURITIES 9.0%

Adjustable Rate Mortgage Trust
2.920% due 01/25/2035	5,880	5,607
5.343% due 01/25/2036	513	450

American General Mortgage Loan Trust
5.150% due 03/25/2058	2,248	2,313

American Home Mortgage Assets
0.466% due 10/25/2046	1,652	845

American Home Mortgage Investment Trust
2.034% due 09/25/2045	382	338

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049	$10,500	$11,028
5.492% due 02/10/2051	2,220	2,328
5.934% due 02/10/2051	10,000	10,773

Banc of America Funding Corp.
0.756% due 06/26/2035	5,000	4,575
0.756% due 07/26/2036	1,910	1,845
5.243% due 03/20/2036	456	380

Banc of America Mortgage Securities, Inc.
2.766% due 07/25/2034	377	347
5.000% due 05/25/2034	96	98
5.391% due 02/25/2036	135	106
5.500% due 12/25/2020	682	683

Bear Stearns Adjustable Rate Mortgage Trust
2.760% due 03/25/2035	5,436	5,194
3.063% due 10/25/2035	2,409	2,417
3.349% due 01/25/2034	30	29
3.399% due 02/25/2033	6	6
3.550% due 01/25/2034	10	10
4.963% due 01/25/2035	86	76
5.329% due 08/25/2035	4,543	4,075
5.347% due 05/25/2047	1,378	1,060
5.671% due 02/25/2033	37	37
5.699% due 02/25/2036	450	324

Bear Stearns Alt-A Trust
0.476% due 12/25/2046 (a)	71	2
2.848% due 05/25/2035	101	83
2.984% due 09/25/2035	2,113	1,606
4.805% due 08/25/2036	674	174

Bear Stearns Commercial Mortgage Securities
5.296% due 10/12/2042	4,600	5,091

CDC Commercial Mortgage Trust
6.005% due 05/15/2035	5,267	5,530

Citigroup Mortgage Loan Trust, Inc.
2.650% due 12/25/2035	2,111	2,020
2.917% due 08/25/2035	462	244
3.074% due 03/25/2034	121	122
5.864% due 09/25/2037	2,238	1,642

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	421	321

Countrywide Alternative Loan Trust
0.452% due 12/20/2046	2,945	1,463
0.467% due 07/20/2046	1,428	659
0.486% due 08/25/2046	383	82
0.537% due 09/20/2046	600	103
0.587% due 11/20/2035	577	330
0.606% due 06/25/2037	531	107
1.370% due 12/25/2035	634	393
5.303% due 10/25/2035	396	332
5.500% due 11/25/2035	2,991	2,245
5.750% due 03/25/2037	500	342
6.000% due 10/25/2032	2	2
6.250% due 11/25/2036	4,699	3,530

Countrywide Home Loan Mortgage Pass-Through Trust
0.486% due 05/25/2035	273	178
0.556% due 04/25/2046	513	130
0.596% due 06/25/2035	600	512
3.069% due 04/20/2035	858	822
3.313% due 10/19/2032	7	5
3.828% due 02/25/2034	1,327	1,204
5.000% due 04/25/2035	1,764	1,661
5.500% due 12/25/2035	2,422	2,077
6.000% due 05/25/2036	1,553	1,377

Credit Suisse First Boston Mortgage Securities Corp.
2.503% due 06/25/2033	691	669
4.666% due 03/15/2036	3,738	3,929
5.435% due 09/15/2034	385	396

Credit Suisse Mortgage Capital Certificates
0.357% due 10/15/2021	1,318	1,254
5.383% due 02/15/2040	500	500
5.681% due 02/15/2039	5,000	5,408

40	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSAB Mortgage-Backed Trust
6.172% due 06/25/2036		$746	$467

Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018		393	407
5.386% due 10/25/2035		418	325
5.500% due 12/25/2035		700	513
6.300% due 07/25/2036		649	381

EMF-NL
1.646% due 04/17/2041	EUR	2,000	2,113

First Horizon Asset Securities, Inc.
2.838% due 07/25/2033		$257	251
5.721% due 02/25/2036		1,648	1,547
5.750% due 05/25/2037		2,763	2,412

General Electric Capital Assurance Co.
5.254% due 05/12/2035		845	905

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		12,000	12,637

GMAC Mortgage Corp. Loan Trust
5.204% due 11/19/2035		584	517
5.500% due 09/25/2034		36	37

Greenpoint Mortgage Pass-Through Certificates
3.098% due 10/25/2033		1,197	1,027

GS Mortgage Securities Corp. II
0.348% due 03/06/2020		2,662	2,586
6.624% due 05/03/2018		594	608
6.878% due 05/03/2018		1,500	1,538

GSR Mortgage Loan Trust
2.866% due 09/25/2035		1,081	1,072
2.876% due 11/25/2035		5,225	4,573
3.940% due 06/25/2034		535	508
4.923% due 01/25/2036		507	401
5.318% due 11/25/2035		365	309
6.000% due 02/25/2036		7,920	7,301
6.000% due 03/25/2037		1,952	1,764
6.000% due 05/25/2037		1,201	1,141

Harborview Mortgage Loan Trust
0.447% due 01/19/2038		1,574	988

Homebanc Mortgage Trust
5.805% due 04/25/2037		411	354

Indymac Index Mortgage Loan Trust
0.496% due 07/25/2035		146	92
0.526% due 06/25/2037		552	124

JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034		14,800	15,751

JPMorgan Mortgage Trust
3.106% due 08/25/2035		2,285	1,980
3.188% due 04/25/2035		5,634	5,026
4.781% due 07/25/2035		562	536
5.570% due 07/27/2037		4,469	3,960
5.686% due 04/25/2036		1,433	1,421
5.750% due 01/25/2036		1,808	1,636
5.877% due 06/25/2037		11,218	10,196

JPMorgan Re-REMIC
0.762% due 06/26/2036		4,249	4,098
0.762% due 03/26/2037		4,361	4,024

LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		1,700	1,852
5.424% due 02/15/2040		740	781
5.866% due 09/15/2045		700	742

MASTR Adjustable Rate Mortgages Trust
0.496% due 05/25/2037		393	202
0.596% due 05/25/2047		500	79
2.735% due 11/25/2033		67	61
2.903% due 11/21/2034		777	781
5.090% due 08/25/2034		147	143

MASTR Alternative Loans Trust
0.656% due 03/25/2036		948	312

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Asset Securitization Trust
5.500% due 09/25/2033	$925	$944

Merrill Lynch Alternative Note Asset
5.334% due 06/25/2037	516	267

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	750	787
6.163% due 08/12/2049	300	325

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	4,129	3,221
2.999% due 05/25/2034	838	777
5.430% due 12/25/2035	6,427	5,955

MLCC Mortgage Investors, Inc.
2.009% due 10/25/2035	2,959	2,705

Morgan Stanley Capital I
5.332% due 12/15/2043	10,000	10,908
5.692% due 04/15/2049	1,200	1,248
6.075% due 06/11/2049	3,400	3,643

Morgan Stanley Mortgage Loan Trust
5.175% due 06/25/2036	172	163
5.218% due 07/25/2035	11,199	10,007
6.000% due 10/25/2037	13,837	10,350

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	485	396

Provident Funding Mortgage Loan Trust
2.770% due 08/25/2033	373	355

RBSSP Resecuritization Trust
0.649% due 03/26/2037	5,729	5,245
0.762% due 03/26/2036	2,845	2,717
0.827% due 09/26/2034	1,655	1,563
0.827% due 04/26/2037	1,669	1,579

Residential Accredit Loans, Inc.
0.456% due 12/25/2046	600	125
0.486% due 05/25/2037	700	176
5.714% due 02/25/2036 (a)	373	195

Residential Asset Securitization Trust
0.656% due 01/25/2046	2,221	1,067

Residential Funding Mortgage Securities I
3.275% due 09/25/2035	573	423
5.646% due 02/25/2036	371	275

Salomon Brothers Mortgage Securities VII, Inc.
0.756% due 05/25/2032	53	44

Structured Adjustable Rate Mortgage Loan Trust
2.653% due 01/25/2035	812	629
2.840% due 09/25/2035	8,560	6,642
5.144% due 01/25/2036	63	54
5.843% due 03/25/2036	364	273

Structured Asset Mortgage Investments, Inc.
0.356% due 09/25/2047	81	81
0.476% due 05/25/2036	3,106	1,770
0.516% due 05/25/2046	445	79

Structured Asset Securities Corp.
2.486% due 06/25/2033	915	826

Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020	2,299	2,023

Wachovia Mortgage Loan Trust LLC
5.429% due 10/20/2035	389	377

WaMu Mortgage Pass-Through Certificates
0.796% due 12/25/2027	704	634
1.070% due 02/25/2047	1,567	927
1.120% due 06/25/2047	546	152
1.180% due 12/25/2046	679	462
1.370% due 08/25/2046	3,116	1,962
1.770% due 06/25/2042	12	10
1.770% due 08/25/2042	15	13
2.384% due 03/25/2033	226	217
2.700% due 06/25/2033	279	268
2.803% due 10/25/2035	348	331

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.003% due 02/27/2034	$18	$18
3.253% due 07/25/2046	2,151	1,514
5.241% due 02/25/2037	1,496	1,128

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.130% due 04/25/2047	719	155
1.140% due 04/25/2047	669	176
1.210% due 05/25/2047	683	155

Washington Mutual MSC Mortgage Pass-Through Certificates
2.770% due 02/25/2033	4	4

Wells Fargo Mortgage-Backed Securities Trust
0.756% due 07/25/2037	866	561
2.754% due 09/25/2033	385	386
2.915% due 10/25/2035	1,970	1,852
2.953% due 04/25/2035	526	504
4.576% due 03/25/2036	2,942	2,586
4.679% due 12/25/2033	465	471
4.986% due 12/25/2034	635	625
5.442% due 07/25/2036	600	486
5.462% due 04/25/2036	286	239
5.468% due 07/25/2036	1,593	1,273
5.505% due 05/25/2036	1,205	1,000
6.000% due 04/25/2037	3,100	2,849

Total Mortgage-Backed Securities (Cost $287,344)		301,140

ASSET-BACKED SECURITIES 0.9%

AEP Texas Central Transition Funding LLC
6.250% due 01/15/2017	750	898

Aurum CLO 2002-1 Ltd.
0.956% due 04/15/2014	1,553	1,523

Bear Stearns Asset-Backed Securities Trust
0.806% due 09/25/2034	4,000	3,787

Countrywide Asset-Backed Certificates
0.366% due 10/25/2046	6	6

Denver Arena Trust
6.940% due 11/15/2019	206	188

Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015	750	823

Equity One ABS, Inc.
4.145% due 04/25/2034	145	143

First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036	90	89

GSAA Trust
0.556% due 03/25/2037	630	341
0.556% due 05/25/2047	700	388

JCP&L Transition Funding LLC
6.160% due 06/05/2019	650	788

JPMorgan Mortgage Acquisition Corp.
0.316% due 03/25/2047	296	220

Lehman XS Trust
0.486% due 06/25/2046	398	41

Morgan Stanley Mortgage Loan Trust
0.616% due 04/25/2037	576	286
5.726% due 10/25/2036	475	274

Nationstar Home Equity Loan Trust
0.376% due 04/25/2037	101	98

SLM Student Loan Trust
0.648% due 01/25/2017	86	86
1.998% due 04/25/2023	15,670	16,236

Venture CDO Ltd.
0.751% due 01/20/2022	2,200	1,955

Total Asset-Backed Securities (Cost $27,551)		28,170

See Accompanying Notes	Semiannual Report	September 30, 2010	41

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 23.4%

Bahrain Government International Bond
5.500% due 03/31/2020		$5,700	$5,993

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	2,400	3,276
5.500% due 07/12/2020		$400	434
6.369% due 06/16/2018		1,000	1,145
6.500% due 06/10/2019		1,000	1,159

Banque Centrale de Tunisie S.A.
8.250% due 09/19/2027		570	724

Brazil Government International Bond
5.875% due 01/15/2019		7,200	8,478
6.000% due 01/17/2017		3,687	4,314
8.000% due 01/15/2018		5,496	6,598
8.250% due 01/20/2034		800	1,168
8.750% due 02/04/2025		2,830	4,167
8.875% due 10/14/2019		9,400	13,277
8.875% due 04/15/2024		8,057	11,864
11.000% due 08/17/2040		14,300	19,877

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024	BRL	26,700	30,510

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		11,675	6,777
10.000% due 01/01/2017		18,912	10,336
10.000% due 01/01/2021		11,121	5,891

Brazilian Government International Bond
4.875% due 01/22/2021		$19,800	21,829

Canada Government Bond
2.500% due 06/01/2015	CAD	39,900	39,807

Canada Housing Trust No. 1
2.450% due 12/15/2015		32,600	31,991

China Development Bank Corp.
5.000% due 10/15/2015		$500	563

Colombia Government International Bond
7.375% due 01/27/2017		11,600	14,355
7.375% due 09/18/2037		3,900	5,158
10.375% due 01/28/2033		275	443
11.750% due 02/25/2020		725	1,142

Export-Import Bank of China
4.875% due 07/21/2015		2,050	2,286
5.250% due 07/29/2014		6,625	7,327

Export-Import Bank of Korea
5.125% due 06/29/2020		4,200	4,539

Guatemala Government Bond
9.250% due 08/01/2013		1,845	2,196
10.250% due 11/08/2011		1,000	1,100

Hong Kong Government International Bond
5.125% due 08/01/2014		750	846

Indonesia Government International Bond
5.875% due 03/13/2020		33,700	39,052
6.750% due 03/10/2014		5,800	6,589
6.875% due 03/09/2017		11,200	13,585
6.875% due 01/17/2018		2,000	2,420

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 01/15/2016		$100	$122
8.500% due 10/12/2035		200	294
9.500% due 07/15/2031	IDR	163,000,000	20,117
10.000% due 02/15/2028		72,686,000	9,365
11.625% due 03/04/2019		$6,300	9,796

Korea Development Bank
8.000% due 01/23/2014		3,285	3,846

Korea Housing Finance Corp.
4.125% due 12/15/2015		3,500	3,681

Mexico Government International Bond
5.625% due 01/15/2017		15,120	17,373
5.950% due 03/19/2019		12,063	14,216
7.250% due 12/15/2016	MXN	52,000	4,435

Panama Government International Bond
7.250% due 03/15/2015		$10,225	$12,270
8.875% due 09/30/2027		2,600	3,790

Peru Government International Bond
7.125% due 03/30/2019		500	629
7.350% due 07/21/2025		8,300	10,811
8.375% due 05/03/2016		4,000	5,080
8.750% due 11/21/2033		6,068	9,056

Philippines Government International Bond
6.375% due 01/15/2032		10,478	12,259
6.375% due 10/23/2034		8,900	10,413
6.500% due 01/20/2020		7,500	9,019
7.750% due 01/14/2031		4,200	5,607
8.375% due 06/17/2019		5,410	7,243

Poland Government International Bond
4.000% due 10/27/2024		55	51
6.375% due 07/15/2019		7,850	9,289

Qatar Government International Bond
4.000% due 01/20/2015		1,400	1,484
5.250% due 01/20/2020		10,200	11,271
6.400% due 01/20/2040		5,500	6,572

Republic of Germany
3.750% due 01/04/2017	EUR	20,000	30,404
4.250% due 07/04/2018		13,200	20,811
4.750% due 07/04/2028		7,900	13,627

Russia Government International Bond
7.500% due 03/31/2030		$60,790	72,747

South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,537
5.875% due 05/30/2022		$750	870
6.500% due 06/02/2014		10,600	12,110
6.875% due 05/27/2019		8,800	10,802
7.375% due 04/25/2012		2,730	2,989

Turkey Government International Bond
5.625% due 03/30/2021		22,000	24,090
6.750% due 05/30/2040		9,200	10,535
6.875% due 03/17/2036		1,000	1,168

Uruguay Government International Bond
6.875% due 01/19/2016	EUR	13,000	19,503
7.625% due 03/21/2036		$1,000	1,295
8.000% due 11/18/2022		12,054	15,550
9.250% due 05/17/2017		100	132

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vietnam Government International Bond
4.000% due 03/12/2028	$10,000	$9,982
6.875% due 01/15/2016	3,000	3,323

Total Sovereign Issues (Cost $691,156)		780,780

	SHARES
WARRANTS 0.0%

ENERGY 0.0%

SemGroup Corp. - Exp. 11/30/2014	14,027	74

Total Warrants (Cost $63)		74

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.3%

REPURCHASE AGREEMENTS 0.3%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	$8,000	8,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $8,162. Repurchase proceeds are $8,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	1,212	1,212
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $1,237. Repurchase proceeds are $1,212.)

		9,212

U.S. TREASURY BILLS 0.3%
0.130% due 10/07/2010 - 01/13/2011 (d)(f)(g)(i)	9,129	9,128

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 1.7%
	5,822,547	58,330

Total Short-Term Instruments (Cost $76,670)		76,670

Total Investments 101.6% (Cost $3,167,744)		$3,387,545

Written Options (k) (0.3%) (Premiums $5,820)		(8,198)

Other Assets and Liabilities (Net) (1.3%)		(44,046)

Net Assets 100.0%		$3,335,301

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average yield.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $10,732 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	Securities with an aggregate market value of $290 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.

42	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(h)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $26,792 at a weighted average interest rate of 0.371%. On September 30, 2010, securities valued at $47,449 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $6,941 and have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	3,174	$13,263
90-Day Eurodollar June Futures	Long	06/2011	1,192	3,070
90-Day Eurodollar March Futures	Long	03/2012	75	25
90-Day Eurodollar September Futures	Long	09/2011	1,817	4,434
Euro-Bobl December Futures	Long	12/2010	216	(117)
Euro-Bund 10-Year Bond December Futures	Long	12/2010	349	442
U.S. Treasury 10-Year Note December Futures	Long	12/2010	190	263
United Kingdom Government 10-Year Bond December Futures	Long	12/2010	313	(213)

				$21,167

(j)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp.	MLP	(1.370%	)	12/20/2017	8.358%	$	2,500	$670	$0	$670
American General Finance Corp.	RBS	(1.300%	)	12/20/2017	8.358%		2,500	677	0	677
CenturyLink, Inc.	BOA	(0.595%	)	06/20/2017	2.353%		5,000	514	0	514
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.731%		5,000	275	0	275
CSX Corp.	UBS	(0.880%	)	06/20/2017	0.612%		5,000	(86)	0	(86)
FBG Finance Ltd.	BCLY	(1.600%	)	06/20/2015	0.805%		1,000	(37)	0	(37)
HCP, Inc.	BOA	(1.227%	)	03/20/2018	1.937%		5,000	227	0	227
Limited Brands, Inc.	GSC	(2.410%	)	09/20/2017	2.302%		2,000	(15)	0	(15)
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	1.309%		5,000	128	0	128
Pulte Group, Inc.	DUB	(1.000%	)	03/20/2014	2.599%		10,500	544	327	217
Royal Caribbean Cruises Ltd.	GSC	(5.000%	)	03/20/2011	1.982%		9,000	(141)	(145)	4

								$2,756	$182	$2,574

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.877%	$	4,500	$7	$0	$7
America Movil SAB de C.V.	DUB	1.000%	03/20/2012	0.986%		5,900	3	(15)	18
American International Group, Inc.	BCLY	1.950%	03/20/2013	1.637%		2,800	23	0	23
American International Group, Inc.	DUB	5.000%	09/20/2013	1.789%		100	9	(13)	22
American International Group, Inc.	RBS	1.975%	03/20/2013	1.637%		5,400	47	0	47
Biomet, Inc.	CSFB	8.000%	03/20/2014	2.333%		1,473	252	0	252
BP Capital Markets PLC	BCLY	1.000%	06/20/2015	1.613%	EUR	2,800	(101)	(421)	320
BP Capital Markets PLC	BCLY	1.000%	09/20/2011	0.641%	$	100	0	(7)	7
BP Capital Markets PLC	BNP	1.000%	09/20/2011	0.641%		900	3	(65)	68
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%		5,500	243	(77)	320
BP Capital Markets PLC	GSC	1.000%	09/20/2011	0.641%		1,200	5	(62)	67
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	0.641%		600	2	(44)	46
BP Capital Markets PLC	JPM	5.000%	06/20/2015	1.604%		1,200	182	36	146
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.561%		1,800	16	0	16
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.561%		1,800	16	0	16
Brazil Government International Bond	CSFB	1.000%	12/20/2010	0.487%		9,500	14	34	(20)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.487%		4,400	7	16	(9)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.487%		5,000	7	19	(12)
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.154%		10,000	(74)	(94)	20
Brazil Government International Bond	MSC	1.470%	02/20/2017	1.242%		700	10	0	10
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.487%		10,000	15	39	(24)
California State General Obligation Bonds, Series 2003	GSC	1.580%	09/20/2011	1.454%		8,000	20	0	20
Celestica, Inc.	BCLY	2.850%	09/20/2011	0.143%		2,100	58	0	58
Chesapeake Energy Corp.	CSFB	1.000%	06/20/2012	1.480%		3,700	(29)	0	(29)
Chesapeake Energy Corp.	CSFB	1.710%	09/20/2012	1.613%		4,500	11	0	11
Chesapeake Energy Corp.	JPM	5.000%	09/20/2014	2.943%		1,900	148	(142)	290
China Government International Bond	BCLY	1.000%	06/20/2011	0.192%		13,200	82	72	10
China Government International Bond	BCLY	1.000%	09/20/2015	0.666%		4,000	66	38	28
China Government International Bond	BNP	1.000%	09/20/2015	0.666%		2,900	48	27	21
China Government International Bond	CITI	1.000%	09/20/2015	0.666%		1,400	23	13	10
China Government International Bond	HSBC	1.000%	09/20/2015	0.666%		1,100	18	10	8
China Government International Bond	MSC	1.000%	09/20/2015	0.666%		3,100	51	25	26
China Government International Bond	RBS	1.000%	09/20/2015	0.666%		4,000	66	37	29
Citigroup, Inc.	MSC	0.163%	06/20/2011	1.386%		12,000	(106)	0	(106)

See Accompanying Notes	Semiannual Report	September 30, 2010	43

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Codelco, Inc.	BCLY	1.000%	12/20/2011	0.540%	$	9,400	$56	$15	$41
Codere Finance S.A.	GSC	3.920%	12/20/2012	4.763%	EUR	1,700	(38)	0	(38)
Codere Finance S.A.	JPM	4.150%	12/20/2012	4.763%		1,500	(23)	0	(23)
Colombia Government International Bond	UBS	1.070%	01/20/2012	0.648%	$	1,000	8	0	8
Conti-Gummi Finance B.V.	BCLY	5.000%	12/20/2013	3.694%	EUR	2,200	120	103	17
Conti-Gummi Finance B.V.	UBS	5.000%	12/20/2013	3.694%		4,200	230	214	16
Dynegy Holdings, Inc.	BCLY	5.000%	09/20/2014	9.771%	$	1,800	(268)	(360)	92
El Paso Corp.	BOA	5.000%	09/20/2014	2.408%		400	39	(30)	69
El Paso Corp.	CSFB	5.000%	09/20/2014	2.408%		6,300	621	(466)	1,087
Emirate of Abu Dhabi	CITI	1.000%	12/20/2014	1.014%		600	0	(15)	15
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2014	1.014%		800	0	(20)	20
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.454%		2,300	7	2	5
Emirate of Abu Dhabi	GSC	1.000%	12/20/2014	1.014%		800	0	(26)	26
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	1.014%		300	0	(10)	10
Ford Motor Credit Co. LLC	UBS	5.000%	12/20/2010	1.359%		4,400	43	(1,100)	1,143
France Government Bond	DUB	0.250%	09/20/2015	0.780%		2,500	(63)	(91)	28
France Government Bond	JPM	0.250%	09/20/2015	0.780%		3,500	(89)	(123)	34
France Telecom S.A.	UBS	0.330%	09/20/2011	0.267%	EUR	3,900	4	0	4
France Telecom S.A.	WAC	0.325%	09/20/2011	0.267%		3,900	3	0	3
Freeport-McMoRan Copper & Gold, Inc.	BOA	0.910%	06/20/2012	0.616%	$	1,800	9	0	9
Freeport-McMoRan Copper & Gold, Inc.	MSC	0.890%	06/20/2012	0.616%		5,950	30	0	30
Gazprom OAO Via Morgan Stanley Bank AG	DUB	1.490%	09/20/2017	2.313%		5,000	(248)	0	(248)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.413%		5,200	327	134	193
General Electric Capital Corp.	BOA	1.000%	12/20/2012	1.501%		1,400	(15)	(45)	30
General Electric Capital Corp.	BOA	7.000%	06/20/2013	1.623%		400	58	0	58
General Electric Capital Corp.	CITI	7.250%	03/20/2012	1.378%		500	44	0	44
General Electric Capital Corp.	CITI	6.950%	03/20/2013	1.584%		5,000	658	0	658
General Electric Capital Corp.	CITI	3.950%	03/20/2017	1.886%		9,425	1,125	0	1,125
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.112%		100	0	(1)	1
General Electric Capital Corp.	DUB	1.070%	12/20/2012	1.538%		3,540	(35)	0	(35)
General Electric Capital Corp.	GSC	5.000%	06/20/2012	1.413%		5,000	314	(350)	664
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	1.175%		4,000	(64)	0	(64)
HCA, Inc.	CSFB	5.000%	03/20/2014	2.567%		880	65	(132)	197
HSBC Finance Corp.	DUB	5.000%	12/20/2011	0.832%		100	5	5	0
HSBC Finance Corp.	DUB	5.000%	09/20/2013	1.151%		120	14	11	3
Indonesia Government International Bond	HSBC	1.000%	12/20/2015	1.420%		4,250	(87)	(93)	6
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.420%		6,250	(127)	(130)	3
Indonesia Government International Bond	RBS	1.390%	12/20/2011	0.527%		5,000	55	0	55
Indonesia Government International Bond	RBS	1.525%	12/20/2011	0.527%		3,000	38	0	38
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.656%	EUR	19,400	(38)	0	(38)
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.658%	$	11,000	12	(12)	24
Mexico Government International Bond	GSC	2.050%	09/20/2013	0.946%		210	7	0	7
Mexico Government International Bond	GSC	1.000%	03/20/2015	1.121%		30,000	(147)	(595)	448
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.658%		2,200	2	5	(3)
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.658%		2,100	4	7	(3)
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.227%		650	(10)	0	(10)
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.658%		800	2	3	(1)
Mexico Government International Bond	MSC	2.070%	09/20/2013	0.946%		530	18	0	18
Mexico Government International Bond	MSC	2.170%	09/20/2013	0.946%		120	4	0	4
Mexico Government International Bond	RBS	1.000%	12/20/2010	0.658%		5,000	5	9	(4)
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.658%		700	1	1	0
Mexico Government International Bond	RBS	1.000%	12/20/2015	1.205%		5,000	(50)	(79)	29
Mexico Government International Bond	UBS	1.000%	03/20/2015	1.121%		17,900	(88)	(324)	236
NRG Energy, Inc.	CSFB	5.000%	06/20/2015	5.064%		1,000	(1)	(15)	14
NRG Energy, Inc.	UBS	5.000%	06/20/2015	5.064%		500	(1)	(8)	7
Peru Government International Bond	MSC	1.960%	10/20/2016	1.264%		600	29	0	29
Petrobras International Finance Co.	CITI	1.000%	09/20/2011	1.050%		9,000	(1)	(37)	36
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		15,500	(68)	(192)	124
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	1.050%		2,600	0	(9)	9
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.264%		900	(5)	(5)	0
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.571%		4,100	(109)	(141)	32
Petroleos Mexicanos	BCLY	0.880%	04/20/2011	0.801%		11,500	51	0	51
Philippines Government International Bond	BNP	1.000%	09/20/2015	1.357%		2,300	(38)	(52)	14
Philippines Government International Bond	CITI	1.000%	09/20/2015	1.357%		4,900	(81)	(110)	29
Philippines Government International Bond	CITI	1.770%	12/20/2017	1.571%		5,200	70	0	70
Philippines Government International Bond	DUB	2.500%	09/20/2017	1.556%		4,500	272	0	272
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.556%		300	17	0	17
Philippines Government International Bond	UBS	2.260%	03/20/2013	0.796%		3,800	139	0	139
Qatar Government International Bond	UBS	1.000%	12/20/2014	0.904%		2,100	9	(30)	39
RRI Energy, Inc.	GSC	5.000%	09/20/2014	6.947%		4,000	(252)	(657)	405
Russia Government International Bond	CITI	1.000%	12/20/2010	0.606%		2,400	3	1	2
Russia Government International Bond	DUB	1.000%	12/20/2010	0.606%		4,550	5	2	3
Russia Government International Bond	GSC	1.000%	12/20/2010	0.606%		3,550	4	4	0
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.650%	07/20/2011	1.439%		3,900	20	0	20

44	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	CSFB	1.870%	10/20/2012	1.856%	$	1,400	$12	$0	$12
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MSC	1.000%	12/20/2010	1.369%		10,000	(5)	(42)	37
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MSC	2.000%	10/20/2012	1.856%		3,000	36	0	36
SLM Corp.	BOA	0.820%	06/20/2012	3.745%		4,500	(217)	0	(217)
SLM Corp.	BOA	5.000%	09/20/2014	4.873%		5,800	34	(653)	687
South Korea Government Bond	CITI	0.520%	12/20/2010	0.478%		2,500	1	0	1
South Korea Government Bond	CITI	0.540%	12/20/2010	0.478%		3,000	1	0	1
South Korea Government Bond	UBS	0.550%	12/20/2010	0.478%		3,100	1	0	1
SunGard Data Systems, Inc.	BCLY	5.000%	09/20/2014	4.682%		500	6	(55)	61
SunGard Data Systems, Inc.	CITI	5.000%	09/20/2014	4.682%		2,100	27	(234)	261
SunGard Data Systems, Inc.	CSFB	5.000%	09/20/2014	4.682%		2,400	31	(270)	301
Telecom Italia Capital S.A.	UBS	0.520%	09/20/2011	1.409%	EUR	3,900	(45)	0	(45)
Telecom Italia Capital S.A.	WAC	0.525%	09/20/2011	1.409%		3,900	(45)	0	(45)
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.610%	$	9,000	164	75	89
United Kingdom Gilt	CSFB	1.000%	09/20/2015	0.629%		2,300	42	24	18
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.137%		3,000	3	0	3
Verizon Communications, Inc.	CITI	1.000%	06/20/2013	0.524%		200	3	2	1
Wells Fargo & Co.	BCLY	1.000%	03/20/2013	0.680%		2,000	16	(41)	57
Wells Fargo & Co.	CITI	1.000%	03/20/2013	0.680%		1,100	9	(25)	34
Wells Fargo & Co.	MSC	1.000%	03/20/2013	0.680%		900	7	(21)	28

							$3,824	$(6,556)	$10,380

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	JPM	5.000%	12/20/2014	$	31,600	$3,482	$3,318	$164
CDX.EM-13 Index	BCLY	5.000%	06/20/2015		9,600	1,189	1,199	(10)
CDX.EM-13 Index	GSC	5.000%	06/20/2015		3,900	483	487	(4)
CDX.EM-13 Index	MSC	5.000%	06/20/2015		10,400	1,289	1,316	(27)
CDX.EM-13 Index	RBS	5.000%	06/20/2015		20,000	2,479	2,380	99
CDX.EM-13 Index	UBS	5.000%	06/20/2015		11,000	1,363	1,308	55
CDX.EM-14 Index	BCLY	5.000%	12/20/2015		28,700	3,820	3,571	249
CDX.EM-14 Index	BOA	5.000%	12/20/2015		22,400	2,982	2,778	204
CDX.EM-14 Index	CITI	5.000%	12/20/2015		20,100	2,655	2,492	163
CDX.EM-14 Index	DUB	5.000%	12/20/2015		10,900	1,451	1,352	99
CDX.EM-14 Index	MSC	5.000%	12/20/2015		4,600	612	598	14
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		8,666	(18)	0	(18)
CDX.HY-10 3-Year Index 25-35%	MLP	2.360%	06/20/2011		2,000	34	0	34
CDX.HY-10 5-Year Index	BCLY	5.000%	06/20/2013		9,657	456	(640)	1,096
CDX.HY-11 5-Year Index	GSC	5.000%	12/20/2013		44,109	1,668	(8,712)	10,380
CDX.IG-5 Index	GSC	0.450%	12/20/2010		14,460	(1)	(6)	5
CDX.IG-6 Index	DUB	0.400%	06/20/2011		16,252	(32)	22	(54)
CDX.IG-6 Index	MSC	0.400%	06/20/2011		956	(2)	0	(2)
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		27,100	(80)	(113)	33
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		41,200	(121)	(171)	50
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015		142,200	(418)	(472)	54
iTraxx Europe 4 Index	MSC	0.350%	12/20/2010	EUR	43,251	28	(38)	66
iTraxx Europe 5 Index	MSC	0.400%	06/20/2011		2,480	2	14	(12)
iTraxx Europe Crossover 5 Index	DUB	2.900%	06/20/2011		4,682	90	87	3
iTraxx Europe Crossover 5 Index	JPM	2.900%	06/20/2011		6,665	129	129	0
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012		2,820	(23)	50	(73)
iTraxx Europe Crossover 9 Index	DUB	6.500%	06/20/2013		23,920	2,592	254	2,338
MCDX 5-Year Index	MSC	1.000%	06/20/2015	$	17,000	(742)	(733)	(9)

						$25,367	$10,470	$14,897

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2010	45

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM	EUR	23,000	$824	$0	$824
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC	BRL	37,300	391	47	344
Pay	1-Year BRL-CDI	11.140%	01/02/2012	JPM		8,200	86	10	76
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC		32,800	540	217	323
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		12,200	68	(5)	73
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		2,400	11	0	11
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		49,800	270	0	270
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		49,600	344	61	283
Pay	6-Month EUR-EURIBOR	2.500%	09/15/2011	HSBC	EUR	11,000	181	64	117
Pay	6-Month EUR-EURIBOR	4.000%	09/19/2017	BCLY		4,100	634	(309)	943
Pay	6-Month EUR-EURIBOR	4.500%	03/18/2019	DUB		500	121	14	107
Pay	6-Month EUR-EURIBOR	4.000%	03/17/2020	DUB		23,000	4,412	469	3,943
Pay	28-Day MXN TIIE	7.780%	04/09/2019	JPM	MXN	20,000	154	19	135

							$8,036	$587	$7,449

(k)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	59	$18	$26
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	59	15	4

				$33	$30

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$73,300	$386	$4,294
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	73,300	542	0
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	5,200	36	35
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	5,500	25	322
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	5,500	26	0
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010	15,800	52	69
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010	15,800	74	21
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	5,300	36	35
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	29,000	301	193
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010	15,800	52	69
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010	15,800	73	21
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.500%	12/13/2010	33,500	99	147
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.100%	12/13/2010	33,500	142	44
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	10,400	67	69
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	61,100	474	0
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	28,400	278	189
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	231,200	1,856	1,546

							$4,519	$7,054

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	11/17/2010	EUR	3,100	$13	$6
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	11/17/2010		3,100	11	3
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010		32,300	85	83
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		32,300	80	72
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	11/17/2010	$	8,600	23	4
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	11/17/2010		8,600	18	10
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010		37,000	74	62
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		37,000	106	46
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010		1,800	5	4
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		1,800	6	2
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	12/15/2010		4,400	14	8
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.900%	12/15/2010	EUR	3,200	16	8
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	12/15/2010	$	4,400	13	5
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	12/15/2010	EUR	3,200	12	7
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011	$	32,000	70	91
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	32,000	99	117
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011	$	32,000	176	152
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011		16,000	75	58
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011	EUR	32,000	257	262
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		16,000	115	114

							$1,268	$1,114

46	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	170	$1,142,600	EUR	174,900	$7,361
Sales	118	699,500		348,400	5,424
Closing Buys	(170)	(932,800)		(366,100)	(6,473)
Expirations	0	(54,200)		0	(358)
Exercised	0	(13,100)		0	(134)

Balance at 09/30/2010	118	$842,000	EUR	157,200	$5,820

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	6,840	10/2010	DUB	$367	$0	$367
Sell	BRL	73,366	10/2010	BCLY	0	(2,568)	(2,568)
Buy		73,366	10/2010	HSBC	1,934	0	1,934
Sell		73,366	12/2010	HSBC	0	(1,961)	(1,961)
Buy		17,174	12/2010	MSC	229	0	229
Buy		14,570	12/2010	RBS	208	0	208
Buy	CAD	1,398	11/2010	BOA	14	(1)	13
Sell		33,339	11/2010	BOA	37	0	37
Buy		700	11/2010	DUB	0	(4)	(4)
Buy		1,998	11/2010	RBC	30	0	30
Buy		896	11/2010	RBS	4	(2)	2
Buy	CNY	69,212	01/2011	BCLY	27	0	27
Buy		42,898	01/2011	BOA	3	0	3
Buy		150,614	01/2011	CITI	104	(51)	53
Buy		125,642	01/2011	DUB	224	0	224
Buy		76,490	01/2011	MSC	4	0	4
Buy		108,478	09/2011	BCLY	77	0	77
Sell	EUR	5,453	10/2010	BOA	0	(225)	(225)
Sell		12,223	10/2010	CITI	0	(518)	(518)
Sell		179,619	10/2010	DUB	0	(14,705)	(14,705)
Sell		6,457	10/2010	MSC	0	(315)	(315)
Sell		5,388	10/2010	RBC	0	(144)	(144)
Buy		6,156	10/2010	RBS	0	(6)	(6)
Sell		2,112	10/2010	UBS	0	(102)	(102)
Buy		21,302	11/2010	BCLY	820	0	820
Sell		9,624	11/2010	BCLY	0	(350)	(350)
Sell		8,189	11/2010	BNP	0	(127)	(127)
Sell		15,756	11/2010	CITI	0	(1,419)	(1,419)
Buy		126	11/2010	CSFB	7	0	7
Sell		4,373	11/2010	CSFB	0	(25)	(25)
Sell		28,365	11/2010	DUB	0	(2,329)	(2,329)
Sell		14,338	11/2010	RBS	12	(111)	(99)
Sell		7,316	11/2010	UBS	0	(113)	(113)
Sell	GBP	466	12/2010	BNP	5	0	5
Buy		4,026	12/2010	BOA	65	0	65
Sell		22,837	12/2010	CITI	0	(399)	(399)
Sell		5,241	12/2010	CSFB	49	0	49
Sell		4,865	12/2010	GSC	0	(64)	(64)
Sell		10,989	12/2010	UBS	0	(163)	(163)
Buy	INR	804,659	11/2010	CITI	563	0	563
Buy		365,789	11/2010	HSBC	264	0	264
Sell	JPY	167,361	12/2010	BCLY	0	(18)	(18)
Buy	KRW	13,718,373	11/2010	BCLY	309	0	309
Buy		2,303,490	11/2010	BOA	61	0	61
Buy		7,781,890	11/2010	CITI	233	0	233
Buy		7,046,952	11/2010	DUB	40	0	40
Buy		234,600	11/2010	GSC	5	0	5
Buy		23,410,608	11/2010	JPM	12	(84)	(72)
Buy		6,665,847	11/2010	MSC	198	0	198
Buy		1,630,390	11/2010	RBS	89	0	89
Buy	MXN	324,281	02/2011	BCLY	879	0	879
Buy		11,904	02/2011	DUB	14	0	14
Buy	PHP	165,520	11/2010	CITI	125	0	125
Buy		75,764	11/2010	DUB	58	0	58
Buy	SGD	19,480	03/2011	BOA	326	0	326
Buy		4,818	03/2011	DUB	59	0	59
Buy		4,040	03/2011	JPM	74	0	74
Buy		4,840	03/2011	RBS	87	0	87
Buy	TRY	5,763	10/2010	CITI	217	0	217
Buy		2,806	10/2010	HSBC	111	0	111

					$7,944	$(25,804)	$(17,860)

See Accompanying Notes	Semiannual Report	September 30, 2010	47

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$74,021	$0	$74,021
Corporate Bonds & Notes
Banking & Finance	2,481	876,557	1,193	880,231
Industrials	4,170	827,027	0	831,197
Utilities	0	206,362	0	206,362
Convertible Bonds & Notes
Industrials	0	6,493	0	6,493
Municipal Bonds & Notes
Alaska	0	135	0	135
California	0	26,816	0	26,816
Illinois	0	882	0	882
Indiana	0	2,193	0	2,193
Iowa	0	190	0	190
Kentucky	0	556	0	556
Massachusetts	0	3,963	0	3,963
Minnesota	0	625	0	625
New Jersey	0	2,164	0	2,164
New York	0	13,258	0	13,258
Ohio	0	11,353	0	11,353
Pennsylvania	0	1,007	0	1,007
Tennessee	0	1,818	0	1,818
Texas	0	1,421	0	1,421
West Virginia	0	15,842	0	15,842
U.S. Government Agencies	0	15,352	0	15,352
U.S. Treasury Obligations	0	104,832	0	104,832

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Mortgage-Backed Securities	$0	$297,180	$3,960	$301,140
Asset-Backed Securities	0	26,215	1,955	28,170
Sovereign Issues	0	780,780	0	780,780
Warrants
Energy	0	0	74	74
Short-Term Instruments
Repurchase Agreements	0	9,212	0	9,212
U.S. Treasury Bills	0	9,128	0	9,128
PIMCO Short-Term Floating NAV Portfolio	58,330	0	0	58,330
Investments, at value	$64,981	$3,315,382	$7,182	$3,387,545

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	29,172	0	29,172
Foreign Exchange Contracts	0	7,944	0	7,944
Interest Rate Contracts	21,497	7,449	0	28,946
	$21,497	$44,565	$0	$66,062

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,321)	(1,114)	(2,435)
Foreign Exchange Contracts	0	(25,804)	0	(25,804)
Interest Rate Contracts	(330)	(7,084)	0	(7,414)
	$(330)	$(34,209)	$(1,114)	$(35,653)

Totals	$86,148	$3,325,738	$6,068	$3,417,954

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$1,056	$0	$0	$0	$0	$137	$0	$0	$1,193	$137
Mortgage-Backed Securities	4,577	3,974	(618)	13	65	375	0	(4,426)	3,960	283
Asset-Backed Securities	2,633	1,936	(1,181)	3	5	82	0	(1,523)	1,955	16
Warrants
Energy	116	0	0	0	0	(42)	0	0	74	(41)

Investments, at value	$8,382	$5,910	$(1,799)	$16	$70	$552	$0	$(5,949)	$7,182	$395
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(444)	$0	$(1,268)	$0	$620	$(22)	$0	$0	$(1,114)	$154

Totals	$7,938	$5,910	$(3,067)	$16	$690	$530	$0	$(5,949)	$6,068	$549

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

48	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(o)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$7,944	$0	$0	$0	$7,944
Unrealized appreciation on swap agreements	7,449	0	29,172	0	0	36,621

	$7,449	$7,944	$29,172	$0	$0	$44,565

Liabilities:
Written options outstanding	$7,084	$0	$1,114	$0	$0	$8,198
Variation margin payable (2)	358	0	0	0	0	358
Unrealized depreciation on foreign currency contracts	0	25,804	0	0	0	25,804
Unrealized depreciation on swap agreements	0	0	1,321	0	0	1,321

	$7,442	$25,804	$2,435	$0	$0	$35,681

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$24,529	$(6,167)	$(9,396)	$0	$0	$8,966
Net realized gain on foreign currency transactions	0	10,210	0	0	0	10,210

	$24,529	$4,043	$(9,396)	$0	$0	$19,176

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$5,029	$581	$22,367	$0	$0	$27,977
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(19,861)	0	0	0	(19,861)

	$5,029	$(19,280)	$22,367	$0	$0	$8,116

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $21,167 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	49

Schedule of Investments PIMCO Floating Income Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 2.3%

American General Finance Corp.
7.250% due 04/21/2015		$5,000	$5,033

Bausch & Lomb, Inc.
3.510% due 04/26/2015		1,491	1,435
3.783% due 04/26/2015		447	430

CIT Group, Inc.
6.250% due 08/11/2015		3,000	3,029

CSC Holdings LLC
2.007% due 03/29/2016		1,900	1,870

Dex One Corp.
9.000% due 10/24/2014		700	597
9.225% due 10/24/2014		588	502

FCI Connectors
3.031% due 11/02/2012		264	247
3.031% due 03/09/2013		280	262

Ford Motor Co.
3.010% due 12/15/2013		1,500	1,473

Graham Packaging Co. LP
6.000% due 09/23/2016		1,000	1,009

Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2014 (a)		1,755	1,396

Ineos Group Holdings PLC
7.501% due 10/07/2013		1,096	1,099
8.001% due 10/07/2014		1,096	1,099

Intelsat Ltd.
3.033% due 07/03/2012		336	332

International Lease Finance Corp.
6.750% due 03/17/2015		1,200	1,221
7.000% due 03/17/2016		800	813

Nielsen Finance LLC
2.295% due 08/09/2013		281	272
4.008% due 05/01/2016		598	584

PagesJaunes Groupe
2.629% due 01/11/2014	EUR	2,000	2,333

Seat Pagine Gialle SpA
0.618% due 06/08/2012		476	615

SuperMedia, Inc.
11.000% due 12/31/2015		$337	263

Texas Competitive Electric Holdings Co. LLC
3.758% due 10/10/2014		4,012	3,108
4.033% due 10/10/2014		21	16

UPC Holding BV
4.377% due 12/31/2016	EUR	2,174	2,775
4.627% due 12/31/2017		1,568	2,010

Vodafone Group PLC
6.875% due 08/11/2015		$5,000	4,947

Total Bank Loan Obligations (Cost $40,641)			38,770

CORPORATE BONDS & NOTES 64.0%

BANKING & FINANCE 27.4%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		18,200	19,156
6.103% due 06/27/2012		5,500	5,769
8.700% due 08/07/2018		6,500	8,166

Ally Financial, Inc.
6.625% due 05/15/2012		2,900	2,987
6.875% due 09/15/2011		3,600	3,693
6.875% due 08/28/2012		200	208
7.000% due 02/01/2012		700	725
7.250% due 03/02/2011		7,825	7,951
7.500% due 12/31/2013		200	214
8.300% due 02/12/2015		4,000	4,370

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Express Bank FSB
6.000% due 09/13/2017		$2,400	$2,742

American Express Co.
7.250% due 05/20/2014		3,000	3,522

American International Group, Inc.
5.000% due 06/26/2017	EUR	1,250	1,613
5.000% due 04/26/2023	GBP	200	258
5.450% due 05/18/2017		$4,700	4,806
5.600% due 10/18/2016		1,900	1,948
5.850% due 01/16/2018		3,200	3,328
6.250% due 05/01/2036		2,700	2,632
8.250% due 08/15/2018		2,500	2,925

Anadarko Finance Co.
7.500% due 05/01/2031		200	217

AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		400	424
6.500% due 04/15/2040		700	732

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	2,000	2,505

Banco del Estado de Chile
4.125% due 10/07/2020 (b)		$1,600	1,588

Banco do Brasil S.A.
4.500% due 01/22/2015		6,800	7,166
6.000% due 01/22/2020		1,800	2,016

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		500	502

Banco Santander Chile
1.771% due 04/20/2012		1,100	1,100
3.750% due 09/22/2015		3,000	3,049

Bank of America Corp.
5.750% due 12/01/2017		1,150	1,231

Bank of Scotland PLC
4.880% due 04/15/2011		3,000	3,068

Banque PSA Finance
8.500% due 05/04/2012	EUR	1,900	2,820

Barclays Bank PLC
5.000% due 09/22/2016		$500	548
5.200% due 07/10/2014		1,500	1,665
5.450% due 09/12/2012		8,000	8,668
5.926% due 09/29/2049		800	756
6.750% due 05/22/2019		2,700	3,214
7.434% due 09/29/2049		2,900	2,987

BBVA Bancomer S.A.
7.250% due 04/22/2020		400	431

Bear Stearns Cos. LLC
6.400% due 10/02/2017		2,450	2,858
7.250% due 02/01/2018		7,900	9,637

BM&FBovespa S.A.
5.500% due 07/16/2020		100	107

BNP Paribas
0.931% due 04/08/2013		100	100

CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		300	324

CIT Group, Inc.
7.000% due 05/01/2013		3,000	3,030
7.000% due 05/01/2014		10,500	10,526
7.000% due 05/01/2015		7,700	7,681

Citigroup, Inc.
4.750% due 05/19/2015		4,900	5,163
4.750% due 02/10/2019	EUR	2,000	2,679
5.500% due 04/11/2013		$4,800	5,154
6.000% due 08/15/2017		200	216
6.125% due 11/21/2017		9,500	10,392

Columbus International, Inc.
11.500% due 11/20/2014		6,750	7,491

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Conti-Gummi Finance BV
8.500% due 07/15/2015	EUR	3,200	$4,740

Crown Castle Towers LLC
6.113% due 01/15/2040		$4,800	5,311

FCE Bank PLC
7.875% due 02/15/2011	GBP	200	319

Fiat Finance & Trade S.A.
6.625% due 02/15/2013	EUR	1,400	1,994
7.625% due 09/15/2014		5,700	8,407
9.000% due 07/30/2012		900	1,332

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		$2,300	2,452

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		15,010	15,014
5.625% due 09/15/2015		4,300	4,428
7.500% due 08/01/2012		200	212
7.800% due 06/01/2012		200	213
8.000% due 12/15/2016		3,000	3,397

Foundation Re II Ltd.
7.119% due 11/26/2010		3,700	3,709

Gazprom Via White Nights Finance BV
10.500% due 03/25/2014		100	120

Goldman Sachs Group, Inc.
1.028% due 01/12/2015		900	862
3.700% due 08/01/2015		2,000	2,049
6.150% due 04/01/2018		300	333

Green Valley Ltd.
4.410% due 01/10/2011	EUR	1,900	2,578

HBOS PLC
6.750% due 05/21/2018		$7,400	7,446

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		6,575	3,629

HSBC Bank PLC
4.125% due 08/12/2020		5,900	6,008

Intergas Finance BV
6.375% due 05/14/2017		4,000	4,340
6.875% due 11/04/2011		7,296	7,661

International Lease Finance Corp.
4.950% due 02/01/2011		5,300	5,326
6.500% due 09/01/2014		7,200	7,758

JPMorgan Chase & Co.
4.650% due 06/01/2014		700	767

Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020 (b)		1,700	1,700

LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	600	895

Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)	EUR	2,543	810
5.316% due 04/05/2011 (a)		1,816	579

MBNA Corp.
7.500% due 03/15/2012		$1,200	1,294

Merrill Lynch & Co., Inc.
0.986% due 01/15/2015		5,000	4,742
5.450% due 02/05/2013		2,350	2,525
6.050% due 08/15/2012		15,387	16,521
6.875% due 04/25/2018		8,800	9,886

Morgan Stanley
2.876% due 05/14/2013		300	306
6.625% due 04/01/2018		7,200	7,994
7.300% due 05/13/2019		100	115

Mystic Re Ltd.
10.299% due 06/07/2011		1,500	1,569

Pearson Dollar Finance PLC
6.250% due 05/06/2018		1,000	1,157

50	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Petroleum Export Ltd.
5.265% due 06/15/2011		$1,752	$1,749

Petroleum Export II Ltd.
6.340% due 06/20/2011		1,520	1,517

Qatari Diar Finance QSC
3.500% due 07/21/2015		300	307
5.000% due 07/21/2020		100	105

Rabobank Nederland NV
11.000% due 06/29/2049		1,200	1,565

Regions Financial Corp.
7.750% due 11/10/2014		1,600	1,735

Royal Bank of Scotland Group PLC
2.759% due 08/23/2013		1,300	1,327
4.908% due 04/06/2011	GBP	931	1,447
5.625% due 08/24/2020		$3,900	4,096

RZD Capital Ltd.
5.739% due 04/03/2017		9,600	10,145

SLM Corp.
3.125% due 09/17/2012	EUR	7,000	9,062
8.450% due 06/15/2018		$3,500	3,540

State Bank of India
4.500% due 07/27/2015		4,900	5,158

Sumitomo Mitsui Banking Corp.
0.789% due 12/31/2049	JPY	700,000	8,351
0.950% due 06/02/2049		700,000	8,092

TNK-BP Finance S.A.
6.250% due 02/02/2015		$2,100	2,231
6.625% due 03/20/2017		900	955
7.250% due 02/02/2020		500	548
7.500% due 03/13/2013		7,500	8,177
7.500% due 07/18/2016		2,400	2,678

UBS AG
5.875% due 12/20/2017		5,500	6,232

UBS Preferred Funding Trust I
8.622% due 10/29/2049		8,250	8,250

UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	2,000	2,859

Virgin Media Secured Finance PLC
7.000% due 01/15/2018	GBP	4,700	7,854

VTB Bank Via VTB Capital S.A.
6.609% due 10/31/2012		$3,500	3,715

Wachovia Corp.
5.750% due 02/01/2018		100	114

Waha Aerospace BV
3.925% due 07/28/2020		2,200	2,265

Wells Fargo Capital XIII
7.700% due 12/29/2049		10,200	10,634

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		5,360	5,360

Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	4,400	6,328

			463,952

INDUSTRIALS 27.7%

Adaro Indonesia PT
7.625% due 10/22/2019		$400	438

Alcoa, Inc.
6.750% due 07/15/2018		3,500	3,777

Altria Group, Inc.
9.250% due 08/06/2019		6,700	8,996

America Movil SAB de C.V.
3.625% due 03/30/2015		2,000	2,094
5.000% due 03/30/2020		6,000	6,500
5.750% due 01/15/2015		2,800	3,174

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019	$1,479	$1,746

AmeriGas Partners LP
7.125% due 05/20/2016	2,300	2,409

Anadarko Petroleum Corp.
5.950% due 09/15/2016	1,400	1,531
6.375% due 09/15/2017	2,200	2,428

Anglo American Capital PLC
9.375% due 04/08/2014	3,400	4,190

ArvinMeritor, Inc.
8.125% due 09/15/2015	2,000	2,035

AutoZone, Inc.
7.125% due 08/01/2018	2,000	2,433

Berry Plastics Corp.
4.167% due 09/15/2014	2,500	2,144
5.276% due 02/15/2015	3,400	3,221
8.250% due 11/15/2015	500	517

Biomet, Inc.
10.000% due 10/15/2017	200	222
10.375% due 10/15/2017 (c)	2,700	2,881
11.625% due 10/15/2017	5,700	6,377

Boston Scientific Corp.
4.500% due 01/15/2015	3,100	3,176
6.000% due 01/15/2020	3,000	3,205

C8 Capital SPV Ltd.
6.640% due 12/29/2049	5,400	3,571

Celanese U.S. Holdings LLC
6.625% due 10/15/2018	1,000	1,025

Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	1,100	1,119

Charter Communications Operating LLC
8.000% due 04/30/2012	4,325	4,606

Chesapeake Energy Corp.
7.625% due 07/15/2013	1,600	1,752

Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015	1,000	1,022
9.500% due 05/15/2016	1,100	1,193

Codelco, Inc.
7.500% due 01/15/2019	5,000	6,373

Community Health Systems, Inc.
8.875% due 07/15/2015	2,600	2,769

Consol Energy, Inc.
8.000% due 04/01/2017	5,900	6,416

Continental Airlines 2007-1 Class A Pass-Through Trust
5.983% due 10/19/2023	491	507

Continental Airlines 2009-1 Pass-Through Trust
9.000% due 07/08/2016	2,879	3,282

Continental Resources, Inc.
7.125% due 04/01/2021	700	731

Corp. GEO SAB de C.V.
8.875% due 09/25/2014	6,100	6,801
9.250% due 06/30/2020	2,800	3,188

Crown Americas LLC
7.625% due 05/15/2017	500	540
7.750% due 11/15/2015	400	418

CSC Holdings LLC
7.625% due 07/15/2018	800	866
7.875% due 02/15/2018	3,000	3,289
8.625% due 02/15/2019	2,000	2,260

CSN Islands VIII Corp.
9.750% due 12/16/2013	1,500	1,766

CSN Islands IX Corp.
10.500% due 01/15/2015	200	248

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSN Islands XI Corp.
6.875% due 09/21/2019	$1,100	$1,215

CSN Resources S.A.
6.500% due 07/21/2020	5,800	6,213

Daimler Finance North America LLC
5.750% due 09/08/2011	2,125	2,219

DaVita, Inc.
6.625% due 03/15/2013	9,911	10,122

Delta Air Lines 2001-1 Class A-2 Pass-Through Trust
7.111% due 03/18/2013	3,500	3,658

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015	800	828
9.500% due 12/11/2019	3,000	3,390

Devon Energy Corp.
5.625% due 01/15/2014	800	899

Digicel Ltd.
8.250% due 09/01/2017	1,500	1,582

DISH DBS Corp.
6.375% due 10/01/2011	2,800	2,905
7.000% due 10/01/2013	1,900	2,026
7.125% due 02/01/2016	2,200	2,324
7.875% due 09/01/2019	500	541

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	170	170

Ecopetrol S.A.
7.625% due 07/23/2019	2,600	3,159

El Paso Corp.
8.250% due 02/15/2016	1,100	1,229

Energy Transfer Partners LP
8.500% due 04/15/2014	1,800	2,139
9.700% due 03/15/2019	3,900	5,183

Enterprise Products Operating LLC
7.034% due 01/15/2068	200	199

FBG Finance Ltd.
5.125% due 06/15/2015	1,000	1,105

Florida Gas Transmission Co. LLC
7.900% due 05/15/2019	8,200	10,309

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	1,150	1,232
8.375% due 04/01/2017	5,200	5,812

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013	15,520	17,794

Gazprom Via Gaz Capital S.A.
7.288% due 08/16/2037	1,900	2,126
8.146% due 04/11/2018	4,500	5,254
9.250% due 04/23/2019	5,000	6,250

Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020	696	754

Georgia-Pacific LLC
7.000% due 01/15/2015	4,250	4,441
7.750% due 11/15/2029	3,200	3,376
8.250% due 05/01/2016	300	335
8.875% due 05/15/2031	3,100	3,549

Gerdau Holdings, Inc.
7.000% due 01/20/2020	4,900	5,500

Gerdau Trade, Inc.
5.750% due 01/30/2021 (b)	7,700	7,841

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020 (b)	1,900	1,887

GTL Trade Finance, Inc.
7.250% due 10/20/2017	2,000	2,237

Hanesbrands, Inc.
4.121% due 12/15/2014	2,100	2,032

See Accompanying Notes	Semiannual Report	September 30, 2010	51

Schedule of Investments PIMCO Floating Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harvest Operations Corp.
6.875% due 10/01/2017 (b)		$400	$411

HCA, Inc.
7.875% due 02/15/2020		1,500	1,648
8.500% due 04/15/2019		3,000	3,360
9.250% due 11/15/2016		9,800	10,633
9.625% due 11/15/2016 (c)		700	761
9.875% due 02/15/2017		800	888

Health Net, Inc.
6.375% due 06/01/2017		1,000	995

HeidelbergCement Finance BV
7.500% due 10/31/2014	EUR	3,400	4,936
8.000% due 01/31/2017		1,700	2,462

Hexion U.S. Finance Corp.
8.875% due 02/01/2018		$1,400	1,379

Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		600	669
7.625% due 04/09/2019		1,300	1,607

Indian Oil Corp. Ltd.
4.750% due 01/22/2015		900	958

Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	1,300	1,493

Insight Communications Co., Inc.
9.375% due 07/15/2018		$700	747

Intelsat Jackson Holdings S.A.
8.500% due 11/01/2019		3,000	3,270
9.500% due 06/15/2016		800	857

Intelsat Subsidiary Holding Co. S.A.
8.500% due 01/15/2013		3,100	3,150
8.875% due 01/15/2015		500	518

KazMunaiGaz Finance Sub BV
7.000% due 05/05/2020		1,300	1,440
11.750% due 01/23/2015		5,400	6,858

Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		5,900	6,371
5.950% due 02/15/2018		7,900	8,936

LifePoint Hospitals, Inc.
6.625% due 10/01/2020		200	204

Lyondell Chemical Co.
8.000% due 11/01/2017		8,000	8,760
11.000% due 05/01/2018		100	111

Macy's Retail Holdings, Inc.
7.450% due 07/15/2017		1,000	1,122

Masco Corp.
5.875% due 07/15/2012		2,000	2,076

Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		4,400	4,836

Mylan, Inc.
7.625% due 07/15/2017		200	214
7.875% due 07/15/2020		1,700	1,830

Nakilat, Inc.
6.067% due 12/31/2033		900	997

New Albertson's, Inc.
7.500% due 02/15/2011		400	410

Newfield Exploration Co.
6.875% due 02/01/2020		2,500	2,669
7.125% due 05/15/2018		300	322

Nissan Motor Acceptance Corp.
3.250% due 01/30/2013		600	619

Noble Group Ltd.
4.875% due 08/05/2015		1,800	1,866
6.625% due 03/17/2015		5,000	5,161
6.625% due 08/05/2020		1,800	1,890
6.750% due 01/29/2020		4,000	4,322

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OI European Group BV
6.750% due 09/15/2020	EUR	1,000	$1,397

Oshkosh Corp.
8.250% due 03/01/2017		$200	216
8.500% due 03/01/2020		100	109

Peabody Energy Corp.
6.500% due 09/15/2020		1,400	1,514

Pemex Project Funding Master Trust
0.896% due 12/03/2012		7,000	6,982
5.500% due 02/24/2025	EUR	1,200	1,636

Petrobras International Finance Co.
5.875% due 03/01/2018		$4,000	4,464
7.750% due 09/15/2014		3,600	4,227
7.875% due 03/15/2019		3,170	3,969
8.375% due 12/10/2018		400	503

Petroleos Mexicanos
5.500% due 01/21/2021		3,400	3,638
8.000% due 05/03/2019		3,000	3,735

Pride International, Inc.
6.875% due 08/15/2020		500	547
8.500% due 06/15/2019		5,500	6,408

RBS Global, Inc.
8.500% due 05/01/2018		1,200	1,226

Reynolds Group Issuer, Inc.
7.750% due 10/15/2016		2,000	2,045
8.500% due 05/15/2018		1,100	1,081

Rhodia S.A.
3.585% due 10/15/2013	EUR	4,200	5,740
6.875% due 09/15/2020		$600	615

Rockies Express Pipeline LLC
6.250% due 07/15/2013		2,770	3,012

Rockwood Specialties Group, Inc.
7.625% due 11/15/2014	EUR	1,000	1,399

Rohm and Haas Co.
6.000% due 09/15/2017		$3,000	3,354

Royal Caribbean Cruises Ltd.
8.750% due 02/02/2011		1,500	1,539

SandRidge Energy, Inc.
4.158% due 04/01/2014		4,775	4,426

Smurfit Kappa Acquisitions
7.750% due 11/15/2019	EUR	3,100	4,459

Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		$800	859

Steel Dynamics, Inc.
7.375% due 11/01/2012		2,400	2,577
7.750% due 04/15/2016		2,000	2,090

SunGard Data Systems, Inc.
10.625% due 05/15/2015		1,500	1,680

Teck Resources Ltd.
3.850% due 08/15/2017		2,300	2,374
9.750% due 05/15/2014		5,800	7,158
10.250% due 05/15/2016		1,050	1,277
10.750% due 05/15/2019		1,000	1,261

Tenet Healthcare Corp.
10.000% due 05/01/2018		1,700	1,951

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,029	1,091

Teva Pharmaceutical Finance Co. LLC
5.550% due 02/01/2016		1,000	1,167

Transocean, Inc.
4.950% due 11/15/2015		1,300	1,354

UAL 2009-1 Pass-Through Trust
10.400% due 05/01/2018		2,388	2,662

UAL 2009-2A Pass-Through Trust
9.750% due 01/15/2017		1,618	1,784

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UPC Holding BV
8.375% due 08/15/2020	EUR	3,000	$4,123

Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016		$200	214
9.500% due 01/21/2020		700	800

Usiminas Commercial Ltd.
7.250% due 01/18/2018		600	684

Vale Overseas Ltd.
4.625% due 09/15/2020		2,900	3,009

Valeant Pharmaceuticals International
7.000% due 10/01/2020		300	308

Volkswagen International Finance NV
4.000% due 08/12/2020		1,100	1,137

Weyerhaeuser Co.
6.750% due 03/15/2012		818	863

Wind Acquisition Finance S.A.
11.000% due 12/01/2015	EUR	3,400	4,925
11.750% due 07/15/2017		$1,600	1,801

Windstream Corp.
7.875% due 11/01/2017		300	314
8.125% due 08/01/2013		100	109
8.625% due 08/01/2016		1,300	1,381

			468,021

UTILITIES 8.9%

AES Corp.
8.000% due 06/01/2020		3,500	3,815

AES Panama S.A.
6.350% due 12/21/2016		3,000	3,208

AT&T, Inc.
4.850% due 02/15/2014		4,800	5,321

BP Capital Markets PLC
0.422% due 04/11/2011		5,100	5,085
2.375% due 12/14/2011		540	542
2.750% due 06/14/2011	CHF	1,200	1,228
2.750% due 02/27/2012		$70	71
3.125% due 03/10/2012		1,170	1,193
3.625% due 05/08/2014		110	114
4.250% due 01/10/2011	EUR	650	892

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$4,200	4,977
7.750% due 11/30/2015		800	956

CMS Energy Corp.
1.476% due 01/15/2013		4,400	4,202

Consolidated Edison Co. of New York, Inc.
5.550% due 04/01/2014		4,800	5,445

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	3,513

Duke Energy Corp.
6.300% due 02/01/2014		$4,000	4,574

El Paso Performance-Linked Trust
7.750% due 07/15/2011		1,400	1,456

Embarq Corp.
7.082% due 06/01/2016		5,600	6,233

Entergy Corp.
3.625% due 09/15/2015		900	910

Frontier Communications Corp.
7.125% due 03/15/2019		3,000	3,090
7.875% due 04/15/2015		700	759

Ipalco Enterprises, Inc.
8.625% due 11/14/2011		1,100	1,165

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		1,700	1,730

52	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Korea Electric Power Corp.
3.000% due 10/05/2015 (b)	$400	$400

Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015	1,500	1,502
6.250% due 06/17/2014	800	898

Majapahit Holding BV
7.250% due 10/17/2011	1,400	1,479
7.250% due 06/28/2017	100	115
7.750% due 10/17/2016	200	234
7.750% due 01/20/2020	3,900	4,700

Nextel Communications, Inc.
6.875% due 10/31/2013	400	404

NGPL PipeCo LLC
6.514% due 12/15/2012	400	426
7.119% due 12/15/2017	1,000	1,087

NRG Energy, Inc.
7.250% due 02/01/2014	1,750	1,800
7.375% due 02/01/2016	2,000	2,062
7.375% due 01/15/2017	200	206
8.250% due 09/01/2020	2,900	3,005

PG&E Corp.
5.750% due 04/01/2014	4,800	5,403

Progress Energy, Inc.
6.050% due 03/15/2014	4,800	5,471

PSEG Power LLC
5.320% due 09/15/2016	2,475	2,775

Qwest Communications International, Inc.
7.500% due 02/15/2014	11,225	11,506

Qwest Corp.
3.542% due 06/15/2013	600	630
8.875% due 03/15/2012	5,000	5,500

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	240	261

Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012	2,500	2,629
5.500% due 09/30/2014	6,500	7,131
6.750% due 09/30/2019	250	298

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	234

Sprint Capital Corp.
7.625% due 01/30/2011	2,350	2,394
8.375% due 03/15/2012	3,525	3,789

Sprint Nextel Corp.
6.000% due 12/01/2016	2,200	2,184
8.375% due 08/15/2017	800	872

Telefonica Emisiones SAU
6.221% due 07/03/2017	2,900	3,390

Telesat LLC
11.000% due 11/01/2015	1,900	2,156

Time Warner Telecom, Inc.
8.000% due 03/01/2018	5,500	5,789

Valor Telecommunications Enterprises Finance Corp.
7.750% due 02/15/2015	4,800	4,971

Vodafone Group PLC
5.450% due 06/10/2019	3,400	3,941

		150,121

Total Corporate Bonds & Notes (Cost $1,043,159)		1,082,094

CONVERTIBLE BONDS & NOTES 2.3%

BANKING & FINANCE 0.5%

Boston Properties LP
2.875% due 02/15/2037	5,300	5,380

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

National City Corp.
4.000% due 02/01/2011	$2,500	$2,534

		7,914

INDUSTRIALS 1.8%

Amgen, Inc.
0.125% due 02/01/2011	17,100	17,121

Medtronic, Inc.
1.500% due 04/15/2011	6,800	6,843

Transocean, Inc.
1.500% due 12/15/2037	1,600	1,574
1.625% due 12/15/2037	4,400	4,389

		29,927

Total Convertible Bonds & Notes (Cost $37,474)		37,841

MUNICIPAL BONDS & NOTES 0.5%

CALIFORNIA 0.1%

California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.918% due 04/01/2040	1,300	1,410

San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	700	703

		2,113

NEW YORK 0.1%

New York State Urban Development Corp. Revenue Bonds, Series 2009
5.770% due 03/15/2039	1,100	1,167

WEST VIRGINIA 0.3%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,200	4,816

Total Municipal Bonds & Notes (Cost $7,976)		8,096

U.S. GOVERNMENT AGENCIES 0.2%

Fannie Mae
0.456% due 10/27/2037	200	200
3.068% due 02/01/2035	137	144
5.015% due 05/01/2035	423	451
5.500% due 04/01/2034	2,337	2,513

Ginnie Mae
0.557% due 12/16/2026	175	175

Total U.S. Government Agencies (Cost $3,418)		3,483

MORTGAGE-BACKED SECURITIES 5.6%

Adjustable Rate Mortgage Trust
5.323% due 11/25/2035	618	495

American General Mortgage Loan Trust
5.150% due 03/25/2058	899	925

American Home Mortgage Assets
0.466% due 10/25/2046	365	186

American Home Mortgage Investment Trust
0.496% due 05/25/2047	471	70
2.034% due 09/25/2045	100	88

Banc of America Funding Corp.
0.756% due 07/26/2036	955	923
2.838% due 06/25/2034	256	248
5.580% due 05/20/2036	1,400	1,181
5.888% due 04/25/2037	687	548

Banc of America Mortgage Securities, Inc.
2.748% due 07/25/2033	128	121

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.922% due 07/25/2033	$1,538	$1,494
5.391% due 02/25/2036	35	27
5.500% due 12/25/2020	273	273

Bear Stearns Adjustable Rate Mortgage Trust
2.616% due 04/25/2034	3,585	3,438
3.063% due 10/25/2035	360	361
4.963% due 01/25/2035	30	26
5.347% due 05/25/2047	356	274

Bear Stearns Alt-A Trust
0.416% due 02/25/2034	1,786	1,378
5.226% due 03/25/2036	207	109

Bear Stearns Commercial Mortgage Securities
5.296% due 10/12/2042	1,000	1,107

Bear Stearns Structured Products, Inc.
5.436% due 12/26/2046	1,764	1,260

CC Mortgage Funding Corp.
0.386% due 05/25/2048	3,546	1,322

CDC Commercial Mortgage Trust
6.005% due 05/15/2035	900	945

Chase Mortgage Finance Corp.
2.904% due 02/25/2037	1,372	1,293
6.009% due 09/25/2036	7,750	7,143

Citigroup Mortgage Loan Trust, Inc.
0.326% due 01/25/2037	772	503
2.888% due 12/25/2035	332	203
2.917% due 08/25/2035	1,201	635
3.074% due 03/25/2034	18	18
5.864% due 09/25/2037	655	480

Countrywide Alternative Loan Trust
0.452% due 12/20/2046	813	404
0.467% due 07/20/2046	350	161
0.486% due 08/25/2046	588	111
0.537% due 09/20/2046	600	103
0.587% due 11/20/2035	156	89
0.768% due 11/20/2035	500	84
1.370% due 12/25/2035	197	122
5.715% due 11/25/2035	416	260
6.000% due 02/25/2037	5,000	3,691

Countrywide Home Loan Mortgage Pass-Through Trust
5.103% due 10/20/2035	435	328
5.416% due 02/20/2036	573	397
5.631% due 05/20/2036	635	468

Credit Suisse First Boston Mortgage Securities Corp.
0.962% due 03/25/2032	28	24

Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	478	292

CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	565	411

Deutsche ALT-A Securities, Inc.
5.869% due 10/25/2036	465	284
5.886% due 10/25/2036	465	273

Downey Savings & Loan Association Mortgage Loan Trust
0.567% due 11/19/2037	800	35

First Horizon Asset Securities, Inc.
5.721% due 02/25/2036	1,099	1,031

Granite Master Issuer PLC
0.357% due 12/20/2054	5,316	4,965

GSR Mortgage Loan Trust
2.876% due 11/25/2035	211	185
4.923% due 01/25/2036	138	109
6.000% due 02/25/2036	3,046	2,808

Harborview Mortgage Loan Trust
0.387% due 04/19/2038	1,957	1,180

Homebanc Mortgage Trust
0.436% due 12/25/2036	417	304

See Accompanying Notes	Semiannual Report	September 30, 2010	53

Schedule of Investments PIMCO Floating Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indymac Index Mortgage Loan Trust
0.496% due 07/25/2035	$35	$22
5.090% due 09/25/2035	369	293
5.274% due 06/25/2035	346	263

JPMorgan Chase Commercial Mortgage Securities Corp.
5.363% due 12/15/2044	800	882

JPMorgan Mortgage Trust
3.012% due 07/25/2035	2,144	2,034
5.877% due 06/25/2037	2,725	2,489
6.500% due 09/25/2035	1,187	1,119

JPMorgan Re-REMIC
0.762% due 03/26/2037	1,548	1,428

Merrill Lynch Alternative Note Asset
0.556% due 03/25/2037	582	263

Merrill Lynch Mortgage Investors, Inc.
5.430% due 12/25/2035	903	836

Morgan Stanley Mortgage Loan Trust
5.175% due 06/25/2036	28	27
5.218% due 07/25/2035	878	785
6.000% due 10/25/2037	1,909	1,428

Opteum Mortgage Acceptance Corp.
0.516% due 07/25/2035	252	225

RBSSP Resecuritization Trust
0.649% due 03/26/2037	818	749
0.762% due 03/26/2036	711	679

Residential Accredit Loans, Inc.
1.730% due 09/25/2045	1,116	673
6.000% due 06/25/2036	1,351	876

Residential Funding Mortgage Securities I
3.275% due 09/25/2035	1,319	974

Sequoia Mortgage Trust
0.607% due 07/20/2033	387	365

Structured Adjustable Rate Mortgage Loan Trust
2.653% due 01/25/2035	1,219	944
2.840% due 09/25/2035	266	206

Structured Asset Mortgage Investments, Inc.
0.386% due 03/25/2037	1,499	869
0.506% due 09/25/2047	563	107
0.587% due 10/19/2034	512	464
0.607% due 03/19/2034	75	68

Structured Asset Securities Corp.
2.841% due 10/25/2035	319	257

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	485	285

WaMu Mortgage Pass-Through Certificates
0.536% due 11/25/2045	1,946	1,433
0.566% due 01/25/2045	170	143
1.070% due 02/25/2047	383	227
1.100% due 01/25/2047	1,325	854
1.140% due 05/25/2047	786	505
1.180% due 12/25/2046	740	504
1.370% due 02/25/2046	2,337	1,746
1.570% due 11/25/2042	347	303
5.241% due 02/25/2037	429	323
5.424% due 12/25/2036	4,848	3,639

Wells Fargo Mortgage-Backed Securities Trust
2.754% due 09/25/2033	770	773
2.893% due 06/25/2035	2,401	2,364
4.576% due 03/25/2036	1,712	1,519
5.221% due 04/25/2036	7,500	6,305
5.442% due 07/25/2036	142	115
5.462% due 04/25/2036	2,535	2,124
5.468% due 07/25/2036	4,272	3,414
5.505% due 05/25/2036	301	250
6.000% due 04/25/2037	3,400	3,125

Total Mortgage-Backed Securities (Cost $101,891)		94,469

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.5%

Ameriquest Mortgage Securities, Inc.
0.726% due 01/25/2035		$665	$629

Asset-Backed Securities Corp. Home Equity
1.907% due 03/15/2032		1,469	1,126

Atrium CDO Corp.
0.923% due 06/27/2015		2,169	2,030

Citigroup Mortgage Loan Trust, Inc.
0.316% due 07/25/2045		1,339	1,052

Credit-Based Asset Servicing & Securitization LLC
0.316% due 11/25/2036		320	274

GSAMP Trust
0.326% due 12/25/2036		200	136

HSBC Asset Loan Obligation
0.316% due 12/25/2036		504	435

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		288	245
0.586% due 01/25/2046		35	18

MASTR Asset-Backed Securities Trust
0.306% due 01/25/2037		550	187

Morgan Stanley ABS Capital I
0.306% due 11/25/2036		32	32

Residential Asset Mortgage Products, Inc.
0.656% due 06/25/2047		600	274

SACO I, Inc.
0.506% due 12/25/2035		1,182	403

Specialty Underwriting & Residential Finance
0.936% due 01/25/2034		17	13

Venture CDO Ltd.
0.751% due 01/20/2022		2,000	1,778

WaMu Asset-Backed Certificates
0.306% due 01/25/2037		226	207

Total Asset-Backed Securities (Cost $11,053)			8,839

SOVEREIGN ISSUES 16.7%

Bahrain Government International Bond
5.500% due 03/31/2020		1,200	1,262

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	600	819
6.369% due 06/16/2018		$2,100	2,405

Banque Centrale de Tunisie S.A.
4.750% due 04/07/2011	EUR	7,800	10,846
6.250% due 02/20/2013		8,120	12,066
7.375% due 04/25/2012		$19,383	21,127

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024	BRL	3,600	4,114

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		6,262	3,635
10.000% due 01/01/2017		4,079	2,229
10.000% due 01/01/2021		5,521	2,925

Brazilian Government International Bond
4.875% due 01/22/2021		$4,100	4,520

Canada Government Bond
2.500% due 06/01/2015	CAD	5,800	5,786

Colombia Government International Bond
7.375% due 03/18/2019		$10,000	12,700
8.250% due 12/22/2014		9,000	11,048

Export-Import Bank of Korea
0.754% due 10/04/2011		500	501
1.342% due 03/13/2012		6,100	6,098
5.125% due 06/29/2020		500	540
5.875% due 01/14/2015		400	448

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indonesia Government International Bond
5.875% due 03/13/2020		$2,200	$2,549
6.875% due 03/09/2017		4,100	4,959
6.875% due 01/17/2018		100	121
7.500% due 01/15/2016		5,000	6,092
9.500% due 07/15/2031	IDR	41,000,000	5,060
10.000% due 02/15/2028		21,000,000	2,706
10.500% due 08/15/2030		29,000,000	3,900
11.625% due 03/04/2019		$5,200	8,086

Korea Development Bank
5.300% due 01/17/2013		1,150	1,229

Korea Housing Finance Corp.
4.125% due 12/15/2015		800	841

Mexico Government International Bond
5.625% due 01/15/2017		8,700	9,996
6.625% due 03/03/2015		1,500	1,770

Panama Government International Bond
7.250% due 03/15/2015		4,000	4,800

Peru Government International Bond
8.375% due 05/03/2016		12,000	15,240

Philippines Government International Bond
6.500% due 01/20/2020		9,500	11,424
7.500% due 09/25/2024		200	263

Qatar Government International Bond
4.000% due 01/20/2015		15,600	16,536
5.250% due 01/20/2020		500	552

Republic of Germany
4.250% due 07/04/2018	EUR	17,300	27,275

Russia Government International Bond
7.500% due 03/31/2030		$23,091	27,633

South Africa Government International Bond
5.250% due 05/16/2013	EUR	2,870	4,200
6.875% due 05/27/2019		$5,400	6,628

Turkey Government International Bond
5.625% due 03/30/2021		7,900	8,650

Uruguay Government International Bond
8.000% due 11/18/2022		7,000	9,030

Total Sovereign Issues (Cost $266,799)			282,609

		SHARES
COMMON STOCKS 0.0%

CONSUMER SERVICES 0.0%

Tropicana Las Vegas Hotel and Casino (d)		50,000	715

INDUSTRIALS 0.0%

DURA Automotive Systems, Inc. (d)		9,042	0

Total Common Stocks (Cost $5,146)			715

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.7%

REPURCHASE AGREEMENTS 0.0%

Deutsche Bank AG
0.320% due 10/01/2010		$500	500
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $511. Repurchase proceeds are $500.)

54	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 10/01/2010		$184	$184
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $193. Repurchase proceeds are $184.)

			684

JAPAN TREASURY BILLS 2.5%
0.110% due 10/25/2010	JPY	3,490,000	41,804

U.S. TREASURY BILLS 6.0%
0.124% due 10/07/2010 - 01/27/2011 (e)(g)(h)(j)		$101,207	101,196

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 5.2%
8,801,813	$88,177

Total Short-Term Instruments (Cost $230,084)	231,860

Total Investments 105.8% (Cost $1,747,641)	$1,788,776

Written Options (l) (0.2%) (Premiums $2,172)	(2,623)

Other Assets and Liabilities (Net) (5.6%)	(95,738)

Net Assets 100.0%	$1,690,415

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Payment in-kind bond security.
(d)	Non-income producing security.
(e)	Coupon represents a weighted average yield.
(f)	Affiliated to the Fund.
(g)	Securities with an aggregate market value of $260 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(h)	Securities with an aggregate market value of $98,435 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(i)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $2,496 at a weighted average interest rate of 0.230%. On September 30, 2010, there were no open reverse repurchase agreements.
(j)	Securities with an aggregate market value of $1,421 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	500	$1,512
90-Day Eurodollar September Futures	Long	09/2011	347	836
Euro-Bund 10-Year Bond December Futures	Long	12/2010	166	230
United Kingdom Government 10-Year Bond December Futures	Long	12/2010	122	(96)

				$2,482

(k)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	DUB	(1.320%	)	09/20/2018	0.866%	$	2,000	$(67)	$0	$(67)
Embarq Corp.	GSC	(1.000%	)	06/20/2016	1.936%		2,700	131	(19)	150
Embarq Corp.	JPM	(1.550%	)	06/20/2016	1.993%		3,000	68	0	68
Health Net, Inc.	CITI	(1.000%	)	06/20/2017	3.482%		1,000	136	131	5
Macy's Retail Holdings, Inc.	DUB	(1.000%	)	09/20/2017	2.004%		1,000	61	79	(18)
Masco Corp.	BNP	(1.000%	)	09/20/2012	1.846%		2,000	31	26	5
Pearson Dollar Finance PLC	DUB	(1.000%	)	06/20/2018	0.638%		1,000	(26)	(25)	(1)
Rohm and Haas Co.	CSFB	(1.850%	)	09/20/2017	0.830%		3,000	(200)	0	(200)
Royal Caribbean Cruises Ltd.	GSC	(5.000%	)	03/20/2011	1.982%		1,500	(23)	(24)	1
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	3.088%		8,000	(229)	0	(229)
Teva Pharmaceutical Finance II LLC	BCLY	(1.000%	)	03/20/2016	0.696%		1,000	(16)	(26)	10

								$(134)	$142	$(276)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.877%	$	1,100	$2	$0	$2
America Movil SAB de C.V.	DUB	1.000%	03/20/2012	0.986%		1,500	1	(4)	5
American International Group, Inc.	DUB	5.000%	09/20/2013	1.789%		1,000	94	(130)	224

See Accompanying Notes	Semiannual Report	September 30, 2010	55

Schedule of Investments PIMCO Floating Income Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	GSC	0.095%	09/20/2011	1.050%	$	800	$(7)	$0	$(7)
American International Group, Inc.	UBS	5.000%	09/20/2012	1.466%		3,600	253	(432)	685
American International Group, Inc.	UBS	5.000%	09/20/2014	2.089%		1,100	121	(154)	275
Amgen, Inc.	GSC	1.000%	09/20/2014	0.381%		9,200	227	197	30
ARAMARK Corp.	CITI	5.000%	03/20/2014	4.834%		2,400	16	(65)	81
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	1.248%		2,200	(13)	0	(13)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2014	1.458%		2,000	(34)	(117)	83
Berkshire Hathaway Finance Corp.	GSC	1.000%	09/20/2015	1.613%		1,000	(28)	(30)	2
BMW U.S. Capital LLC	BCLY	1.000%	09/20/2015	0.853%		2,000	15	4	11
BP Capital Markets PLC	BCLY	1.000%	06/20/2012	0.926%	EUR	1,900	4	(209)	213
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.561%	$	1,800	16	0	16
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.561%		4,800	42	0	42
Brazil Government International Bond	BCLY	2.370%	05/20/2014	0.978%		3,400	198	0	198
Brazil Government International Bond	BCLY	1.980%	09/20/2014	1.012%		6,700	255	0	255
Brazil Government International Bond	CITI	1.920%	09/20/2014	1.012%		6,700	239	0	239
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.154%		32,000	(235)	(300)	65
Brazil Government International Bond	MLP	2.900%	05/20/2014	0.978%		5,200	412	0	412
Brazil Government International Bond	MLP	2.920%	05/20/2014	0.978%		2,500	200	0	200
Brazil Government International Bond	MSC	1.850%	09/20/2014	1.012%		6,700	221	0	221
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.487%		5,000	8	20	(12)
Brazil Government International Bond	UBS	2.250%	05/20/2014	0.978%		3,600	193	0	193
California State General Obligation Bonds, Series 2003	GSC	1.580%	09/20/2011	1.454%		3,000	8	0	8
Celestica, Inc.	BCLY	2.850%	09/20/2011	0.143%		3,200	88	0	88
Chesapeake Energy Corp.	JPM	5.000%	09/20/2014	2.943%		2,900	226	(217)	443
China Government International Bond	BCLY	1.000%	06/20/2011	0.192%		2,900	18	16	2
China Government International Bond	BCLY	1.000%	09/20/2015	0.666%		2,000	33	19	14
China Government International Bond	BNP	1.000%	09/20/2015	0.666%		1,000	16	9	7
China Government International Bond	CITI	1.000%	09/20/2015	0.666%		500	9	5	4
China Government International Bond	HSBC	1.000%	09/20/2015	0.666%		400	7	4	3
China Government International Bond	MSC	1.000%	09/20/2015	0.666%		1,100	18	9	9
China Government International Bond	RBS	1.000%	09/20/2015	0.666%		2,600	43	24	19
Community Health Systems, Inc.	GSC	5.000%	09/20/2012	2.980%		4,200	169	(273)	442
Conti-Gummi Finance B.V.	BCLY	5.000%	12/20/2013	3.694%	EUR	1,300	71	61	10
Conti-Gummi Finance B.V.	UBS	5.000%	12/20/2013	3.694%		2,400	131	122	9
El Paso Corp.	BOA	5.000%	09/20/2014	2.408%	$	400	40	(30)	70
El Paso Corp.	CSFB	5.000%	09/20/2014	2.408%		4,600	453	(346)	799
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.454%		800	2	0	2
France Government Bond	DUB	0.250%	09/20/2015	0.780%		1,000	(25)	(36)	11
France Government Bond	JPM	0.250%	09/20/2015	0.780%		500	(12)	(17)	5
France Telecom S.A.	UBS	0.330%	09/20/2011	0.267%	EUR	5,300	5	0	5
France Telecom S.A.	WAC	0.325%	09/20/2011	0.267%		2,700	2	0	2
General Electric Capital Corp.	CITI	3.950%	03/20/2017	1.886%	$	14,525	1,734	0	1,734
General Electric Capital Corp.	DUB	0.125%	09/20/2011	1.228%		1,000	(11)	0	(11)
General Electric Capital Corp.	DUB	3.730%	12/20/2013	1.681%		5,000	324	0	324
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	1.881%		1,000	113	(102)	215
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	1.175%		6,000	(96)	0	(96)
Indonesia Government International Bond	HSBC	1.000%	12/20/2015	1.420%		12,750	(260)	(277)	17
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.420%		18,750	(382)	(390)	8
Indonesia Government International Bond	RBS	1.525%	12/20/2011	0.527%		7,000	89	0	89
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.656%	EUR	4,200	(8)	0	(8)
MetLife, Inc.	GSC	1.000%	09/20/2015	2.183%	$	3,500	(188)	(203)	15
MetLife, Inc.	UBS	1.000%	09/20/2015	2.183%		3,900	(210)	(231)	21
Mexico Government International Bond	BCLY	2.680%	05/20/2014	1.025%		3,400	234	0	234
Mexico Government International Bond	BCLY	2.310%	06/20/2014	1.036%		2,900	153	0	153
Mexico Government International Bond	BOA	2.130%	06/20/2014	1.036%		3,500	160	0	160
Mexico Government International Bond	CSFB	1.000%	09/20/2015	1.180%		5,000	(42)	(97)	55
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.658%		500	0	1	(1)
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.658%		100	0	0	0
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.658%		1,200	1	3	(2)
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.658%		400	(1)	0	(1)
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.658%		1,300	1	3	(2)
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.658%		100	0	0	0
Mexico Government International Bond	MLP	3.200%	05/20/2014	1.025%		2,800	250	0	250
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.658%		300	1	1	0
Mexico Government International Bond	RBS	1.000%	12/20/2015	1.205%		20,000	(198)	(315)	117
NRG Energy, Inc.	CSFB	5.000%	06/20/2015	5.064%		300	(1)	(5)	4
NRG Energy, Inc.	UBS	5.000%	06/20/2015	5.064%		800	(1)	(13)	12
Petrobras International Finance Co.	CITI	1.000%	09/20/2011	1.050%		2,500	0	(10)	10
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		4,500	(20)	(56)	36
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	1.050%		600	0	(2)	2
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.264%		1,400	(8)	(8)	0
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.571%		1,300	(35)	(45)	10
Petroleos Mexicanos	DUB	0.760%	07/20/2011	0.822%		1,000	1	0	1
Pfizer, Inc.	MSC	1.000%	09/20/2014	0.453%		9,700	211	222	(11)

56	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Philippines Government International Bond	BNP	1.000%	09/20/2015	1.357%	$	5,000	$(83)	$(114)	$31
Philippines Government International Bond	CITI	1.000%	09/20/2015	1.357%		11,700	(194)	(262)	68
Philippines Government International Bond	DUB	2.500%	09/20/2017	1.556%		3,000	181	0	181
Philippines Government International Bond	MSC	1.000%	09/20/2015	1.357%		9,000	(149)	(175)	26
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.556%		4,300	244	0	244
PSEG Energy Holdings LLC	MLP	1.300%	06/20/2012	0.601%		5,000	62	0	62
RRI Energy, Inc.	BCLY	5.000%	09/20/2014	6.947%		2,600	(164)	(390)	226
RRI Energy, Inc.	GSC	5.000%	09/20/2014	6.947%		2,800	(176)	(468)	292
Russia Government International Bond	CITI	1.000%	12/20/2010	0.606%		400	0	0	0
Russia Government International Bond	DUB	1.000%	12/20/2010	0.606%		700	1	0	1
Russia Government International Bond	GSC	1.000%	12/20/2010	0.606%		600	1	1	0
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.650%	07/20/2011	1.439%		4,800	24	0	24
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	GSC	0.700%	06/20/2012	1.796%		6,700	(112)	0	(112)
SLM Corp.	BOA	0.820%	06/20/2012	3.745%		9,200	(443)	0	(443)
SLM Corp.	BOA	5.000%	09/20/2014	4.873%		1,000	5	(108)	113
South Korea Government Bond	CITI	0.520%	12/20/2010	0.478%		400	0	0	0
South Korea Government Bond	CITI	0.540%	12/20/2010	0.478%		500	0	0	0
South Korea Government Bond	UBS	0.550%	12/20/2010	0.478%		500	0	0	0
SunGard Data Systems, Inc.	BCLY	5.000%	09/20/2014	4.682%		1,500	19	(165)	184
Turkey Government International Bond	CITI	1.000%	03/20/2015	1.505%		6,200	(132)	(174)	42
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.610%		2,000	37	19	18
United Kingdom Gilt	CSFB	1.000%	09/20/2015	0.629%		500	9	5	4
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.137%		19,000	19	0	19
Vale Overseas Ltd.	UBS	0.650%	06/20/2014	1.090%		2,700	(38)	0	(38)
Volkswagen International Finance NV	BCLY	1.000%	09/20/2015	0.955%		3,000	7	(19)	26
Volkswagen International Finance NV	CITI	1.000%	09/20/2015	0.955%		3,600	9	2	7

							$4,440	$(5,242)	$9,682

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$	56,500	$7,002	$7,035	$(33)
CDX.EM-13 Index	DUB	5.000%	06/20/2015		30,000	3,718	3,825	(107)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015		5,000	620	515	105
CDX.EM-13 Index	MSC	5.000%	06/20/2015		26,400	3,271	3,208	63
CDX.EM-13 Index	UBS	5.000%	06/20/2015		11,800	1,462	1,507	(45)
CDX.EM-14 Index	BCLY	5.000%	12/20/2015		3,500	467	452	15
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		600	80	78	2
CDX.EM-14 Index	MSC	5.000%	12/20/2015		11,700	1,557	1,521	36
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		13,096	(27)	0	(27)
CDX.HY-10 3-Year Index 25-35%	MLP	2.360%	06/20/2011		5,000	85	0	85
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015		56,400	(166)	(187)	21
iTraxx Europe Crossover 5 Index	DUB	2.900%	06/20/2011	EUR	4,300	83	84	(1)
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012		6,580	(53)	118	(171)
iTraxx Europe Crossover 7 Index	JPM	2.300%	06/20/2012		2,162	(18)	(99)	81
MCDX 5-Year Index	MSC	1.000%	06/20/2015	$	8,000	(349)	(345)	(4)

						$17,732	$17,712	$20

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2010	57

Schedule of Investments PIMCO Floating Income Fund (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC	BRL	1,500	$14	$7	$7
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		5,700	32	(2)	34
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		23,500	127	0	127
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		23,600	164	29	135
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	DUB	$	42,000	(5,182)	(1,449)	(3,733)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	MSC		233,000	(28,748)	(8,389)	(20,359)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		78,700	(9,710)	(3,077)	(6,633)
Receive	3-Month USD-LIBOR	4.000%	06/16/2015	GSC		140,000	(18,036)	(7,021)	(11,015)
Receive	3-Month USD-LIBOR	3.000%	12/15/2015	DUB		420,000	(27,894)	(25,194)	(2,700)
Receive	3-Month USD-LIBOR	3.000%	12/15/2015	GSC		60,000	(3,985)	(3,371)	(614)
Receive	3-Month USD-LIBOR	3.000%	12/15/2015	HSBC		75,000	(4,982)	(4,810)	(172)
Receive	3-Month USD-LIBOR	3.000%	12/15/2015	RBS		80,000	(5,313)	(3,480)	(1,833)
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	BOA		4,800	(309)	0	(309)
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	CITI		1,500	(97)	0	(97)
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	GSC		5,900	(380)	0	(380)
Pay	6-Month EUR-EURIBOR	4.000%	03/17/2020	BNP	EUR	11,000	2,108	249	1,859
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MSC	MXN	37,900	334	(35)	369
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		9,200	128	0	128
Pay	28-Day MXN TIIE	7.780%	04/09/2019	JPM		14,800	114	14	100

							$(101,615)	$(56,529)	$(45,086)

(l)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	27	$8	$12
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	27	7	2

				$15	$14

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	6,700	$36	$393
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		6,700	47	0
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,600	18	17
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,100	5	64
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,100	5	0
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		7,600	25	33
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		7,600	36	10
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,700	18	18
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		8,800	91	59
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		7,700	25	34
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		7,700	35	10
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		11,000	74	644
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		11,000	88	0
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		3,700	24	25
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		2,500	16	0
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		9,500	93	63
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		112,100	899	749

								$1,535	$2,119

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	11/17/2010	EUR	1,000	$4	$2
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	11/17/2010		1,000	4	1
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010		14,000	31	36
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		14,000	83	31
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	11/17/2010	$	2,900	8	1
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	11/17/2010		2,900	6	3
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010		14,000	28	23
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		14,000	40	18
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010		700	2	2
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		700	2	2
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.900%	12/15/2010	EUR	8,100	34	20
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.600%	12/15/2010		8,100	34	18
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	11/17/2010	$	3,400	4	4
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	11/17/2010		3,400	4	2

58	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaptions on Credit Indices (Cont.)
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	12/15/2010	$	1,400	$4	$3
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.900%	12/15/2010	EUR	1,100	5	3
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	12/15/2010	$	1,400	4	2
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	12/15/2010	EUR	1,100	4	2
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011	$	12,000	27	34
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	12,000	37	44
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011	$	12,000	66	57
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011		7,900	37	28
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011	EUR	7,900	57	56
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		12,000	97	98

							$622	$490

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	17	$204,500	EUR	29,800	$1,209
Sales	54	250,700		111,500	2,026
Closing Buys	(17)	(142,500)		(61,000)	(927)
Expirations	0	(11,000)		0	(73)
Exercised	0	(14,900)		0	(63)

Balance at 09/30/2010	54	$286,800	EUR	80,300	$2,172

(m)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	821	10/2010	DUB	$44	$0	$44
Buy		177	10/2010	RBS	14	0	14
Buy	BRL	13,162	10/2010	HSBC	347	0	347
Sell		13,162	10/2010	JPM	0	(453)	(453)
Sell		13,162	12/2010	HSBC	0	(352)	(352)
Buy		8,587	12/2010	MSC	115	0	115
Buy		8,777	12/2010	RBS	125	0	125
Sell	CAD	1,304	11/2010	DUB	8	0	8
Sell		3,722	11/2010	RBC	0	(55)	(55)
Sell		613	11/2010	RBS	4	0	4
Sell	CHF	1,179	11/2010	CITI	0	(37)	(37)
Buy	CNY	19,457	01/2011	BOA	1	0	1
Buy		24,915	01/2011	CITI	47	0	47
Buy		57,032	01/2011	DUB	101	0	101
Buy		34,726	01/2011	MSC	2	0	2
Buy		142,007	09/2011	BCLY	101	0	101
Sell	EUR	2,482	10/2010	BOA	0	(102)	(102)
Sell		4,104	10/2010	CITI	0	(98)	(98)
Sell		40,103	10/2010	DUB	0	(3,283)	(3,283)
Sell		1,053	10/2010	MSC	0	(51)	(51)
Sell		6,735	10/2010	RBC	0	(179)	(179)
Buy		3,189	10/2010	RBS	0	(3)	(3)
Sell		1,149	10/2010	UBS	0	(83)	(83)
Sell		22,611	11/2010	BCLY	0	(854)	(854)
Sell		2,762	11/2010	BNP	0	(43)	(43)
Buy		96	11/2010	CITI	9	0	9
Sell		24,102	11/2010	CITI	0	(2,171)	(2,171)
Sell		8,648	11/2010	CSFB	0	(394)	(394)
Sell		10,371	11/2010	DUB	0	(850)	(850)
Sell		6,864	11/2010	RBS	5	(76)	(71)
Sell		4,213	11/2010	UBS	0	(65)	(65)
Sell	GBP	408	12/2010	BNP	5	0	5
Sell		5,334	12/2010	CITI	0	(93)	(93)
Sell		2,508	12/2010	CSFB	23	0	23
Sell		1,223	12/2010	GSC	0	(16)	(16)
Sell		1,193	12/2010	RBS	1	0	1
Sell		2,763	12/2010	UBS	0	(41)	(41)
Buy	INR	449,735	11/2010	CITI	319	0	319
Sell	JPY	2,004,167	10/2010	BNP	0	(976)	(976)
Sell		1,484,874	10/2010	DUB	0	(705)	(705)
Sell		701,636	12/2010	BCLY	0	(75)	(75)
Sell		637,364	12/2010	CSFB	0	(57)	(57)
Buy	KRW	4,485,564	11/2010	BCLY	103	0	103

See Accompanying Notes	Semiannual Report	September 30, 2010	59

Schedule of Investments PIMCO Floating Income Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	671,775	11/2010	BOA	$17	$0	$17
Buy		2,583,321	11/2010	CITI	77	0	77
Buy		2,207,311	11/2010	DUB	13	0	13
Buy		82,110	11/2010	GSC	2	0	2
Buy		575,024	11/2010	JPM	4	(1)	3
Buy		2,206,186	11/2010	MSC	65	0	65
Buy		537,960	11/2010	RBS	29	0	29
Buy	MXN	31,512	02/2011	BCLY	28	0	28
Buy		109,456	02/2011	CITI	67	0	67
Buy		25,885	02/2011	MSC	27	0	27
Buy		25,890	02/2011	RBS	27	0	27
Buy	PHP	30,676	11/2010	CITI	23	0	23
Buy		14,041	11/2010	DUB	11	0	11
Buy	SGD	3,190	03/2011	BOA	53	0	53
Buy		785	03/2011	DUB	10	0	10
Buy		660	03/2011	JPM	12	0	12
Buy		790	03/2011	RBS	14	0	14
Buy	TRY	1,998	10/2010	CITI	76	0	76
Buy		1,510	10/2010	HSBC	59	0	59

					$1,988	$(11,113)	$(9,125)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)		Fair Value at 09/30/2010
Bank Loan Obligations	$0	$38,770	$0		$38,770
Corporate Bonds & Notes
Banking & Finance	1,588	454,013	8,351		463,952
Industrials	1,887	466,134	0		468,021
Utilities	0	150,121	0		150,121
Convertible Bonds & Notes
Banking & Finance	0	7,914	0		7,914
Industrials	0	29,927	0		29,927
Municipal Bonds & Notes
California	0	2,113	0		2,113
New York	0	1,167	0		1,167
West Virginia	0	4,816	0		4,816
U.S. Government Agencies	0	3,483	0		3,483
Mortgage-Backed Securities	0	94,469	0		94,469
Asset-Backed Securities	0	7,061	1,778		8,839
Sovereign Issues	0	282,609	0		282,609
Common Stocks
Consumer Services	0	0	714		714
Industrials	0	0	0	*	0
Short-Term Instruments
Repurchase Agreements	0	684	0		684

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Japan Treasury Bills	$0	$41,804	$0	$41,804
U.S. Treasury Bills	0	101,196	0	101,196
PIMCO Short-Term Floating NAV Portfolio	88,177	0	0	88,177
Investments, at value	$91,652	$1,686,281	$10,843	$1,788,776

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	11,086	0	11,086
Foreign Exchange Contracts	0	1,988	0	1,988
Interest Rate Contracts	2,578	2,759	0	5,337
	$2,578	$15,833	$0	$18,411

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,659)	(490)	(2,149)
Foreign Exchange Contracts	0	(11,113)	0	(11,113)
Interest Rate Contracts	(96)	(49,979)	0	(50,075)
	$(96)	$(62,751)	$(490)	$(63,337)

Totals	$94,134	$1,639,363	$10,353	$1,743,850

60	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$7,390	$0	$0	$(1)	$0	$962	$0	$0	$8,351	$962
Mortgage-Backed Securities	1,000	0	(101)	0	0	26	0	(925)	0	0
Asset-Backed Securities	2,154	4,095	(2,518)	4	(16)	89	0	(2,030)	1,778	15
Common Stocks
Consumer Services	794	0	0	0	0	(80)	0	0	714	(79)

Investments, at value	$11,338	$4,095	$(2,619)	$3	$(16)	$997	$0	$(2,955)	$10,843	$898
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(78)	$0	$(621)	$0	$125	$84	$0	$0	$(490)	$131

Totals	$11,260	$4,095	$(3,240)	$3	$109	$1,081	$0	$(2,955)	$10,353	$1,029

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(o)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$1,988	$0	$0	$0	$1,988
Unrealized appreciation on swap agreements	2,759	0	11,086	0	0	13,845

	$2,759	$1,988	$11,086	$0	$0	$15,833

Liabilities:
Written options outstanding	$2,133	$0	$490	$0	$0	$2,623
Variation margin payable (2)	114	0	0	0	0	114
Unrealized depreciation on foreign currency contracts	0	11,113	0	0	0	11,113
Unrealized depreciation on swap agreements	47,846	0	1,659	0	0	49,505

	$50,093	$11,113	$2,149	$0	$0	$63,355

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$3,645	$(931)	$3,773	$0	$0	$6,487
Net realized (loss) on foreign currency transactions	0	(2,181)	0	0	0	(2,181)

	$3,645	$(3,112)	$3,773	$0	$0	$4,306

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(36,720)	$83	$1,777	$0	$0	$(34,860)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(9,763)	0	0	0	(9,763)

	$(36,720)	$(9,680)	$1,777	$0	$0	$(44,623)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2,482 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	61

Schedule of Investments PIMCO High Yield Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 3.8%

American General Finance Corp.
7.250% due 04/21/2015		$29,450	$29,646

CIT Group, Inc.
6.250% due 08/11/2015		4,601	4,646

CSC Holdings LLC
10.500% due 08/01/2013		19,750	21,096

Dex Media West LLC
7.000% due 10/24/2014		305	266
7.500% due 10/24/2014		342	298

Dex One Corp.
9.000% due 10/24/2014		1,288	1,099
9.225% due 10/24/2014		1,082	923

Ford Motor Co.
3.010% due 12/15/2013		22,843	22,436
3.050% due 12/15/2013		23,708	23,286

Harrah's Operating Co., Inc.
3.498% due 01/28/2015		807	695

Ineos Group Holdings PLC
7.001% due 10/07/2012		1,596	1,608

Intelsat Ltd.
3.026% due 02/01/2014		20,750	18,882

Local Insight Media
6.250% due 04/23/2015		3,875	2,834

Nuveen Investments, Inc.
3.481% due 11/13/2014		3,521	3,175
3.533% due 11/01/2014		2,058	1,856

Texas Competitive Electric Holdings Co. LLC
3.758% due 10/10/2014		213,157	165,139
4.033% due 10/10/2014		1,097	850
4.065% due 10/10/2014		1,324	1,030

Univision Communications, Inc.
2.500% due 09/29/2014		15,000	13,102

UPC Holding BV
4.377% due 12/31/2016	EUR	11,280	14,399
4.627% due 12/31/2017		8,136	10,428

Visant Corp.
7.000% due 12/22/2016		$5,000	5,034

Vodafone Group PLC
6.875% due 08/11/2015		24,750	24,488

West Corp.
7.250% due 10/24/2013		2,917	2,922

Total Bank Loan Obligations (Cost $380,670)			370,138

CORPORATE BONDS & NOTES 81.8%

BANKING & FINANCE 21.0%

Ally Financial, Inc.
2.497% due 12/01/2014		1,250	1,119
6.000% due 12/15/2011		2,000	2,063
6.625% due 05/15/2012		5,325	5,556
6.750% due 12/01/2014		6,489	6,704
6.875% due 09/15/2011		1,200	1,244
6.875% due 08/28/2012		600	625
7.000% due 02/01/2012		11,030	11,419
7.250% due 03/02/2011		20,700	21,097
7.500% due 12/31/2013		19,582	21,002
7.500% due 09/15/2020		6,000	6,420
8.000% due 03/15/2020		20,000	21,900
8.000% due 11/01/2031		21,740	22,940
8.300% due 02/12/2015		12,500	13,656

American General Finance Corp.
6.900% due 12/15/2017		8,200	6,888

American International Group, Inc.
0.391% due 03/20/2012		1,510	1,463
1.034% due 04/26/2011	EUR	30,400	41,253
4.000% due 09/20/2011		5,000	6,831

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.050% due 10/01/2015		$4,600	$4,704
5.450% due 05/18/2017		7,385	7,551
5.750% due 03/15/2067	GBP	5,550	6,365
5.850% due 01/16/2018		$20,100	20,904
5.950% due 10/04/2010	GBP	2,850	4,477
6.250% due 05/01/2036		$4,500	4,388
8.175% due 05/15/2068		10,125	10,201
8.250% due 08/15/2018		60,325	70,580
8.625% due 05/22/2038	GBP	6,000	9,001
8.625% due 05/22/2068		18,800	28,204

ASIF Global Financing XIX
4.900% due 01/17/2013		$5,401	5,550

BAC Capital Trust VI
5.625% due 03/08/2035		8,700	8,200

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	14,200	17,784

Bank of America Corp.
8.125% due 12/29/2049		$7,000	7,230

Bank of America Institutional Capital B
7.700% due 12/31/2026		426	439

Barclays Bank PLC
5.926% due 09/29/2049		4,550	4,300
6.860% due 09/29/2049		1,600	1,528
7.434% due 09/29/2049		6,750	6,953
14.000% due 11/29/2049	GBP	25,340	50,057

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$5,000	3,312

Cantor Fitzgerald LP
7.875% due 10/15/2019		10,000	10,515

Capital One Capital V
10.250% due 08/15/2039		7,725	8,411

CIT Group, Inc.
7.000% due 05/01/2013		16,194	16,356
7.000% due 05/01/2014		50,449	50,575
7.000% due 05/01/2015		44,397	44,286
7.000% due 05/01/2016		38,653	38,267
7.000% due 05/01/2017		16,102	15,840

Citigroup, Inc.
0.562% due 06/09/2016		16,800	14,255

Conti-Gummi Finance BV
7.125% due 10/15/2018 (c)	EUR	10,700	14,415
7.500% due 09/15/2017		5,150	7,179
8.500% due 07/15/2015		5,650	8,368

Credit Agricole S.A.
7.589% due 01/29/2049	GBP	2,000	3,079

FCE Bank PLC
7.125% due 01/16/2012	EUR	3,000	4,243
7.125% due 01/15/2013		6,000	8,527
9.375% due 01/17/2014		7,950	12,098

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		$47,803	50,970

Ford Motor Credit Co. LLC
5.542% due 06/15/2011		1,083	1,111
5.625% due 09/15/2015		15,000	15,448
6.625% due 08/15/2017		7,000	7,469
7.000% due 10/01/2013		110,233	118,346
7.000% due 04/15/2015		12,000	12,840
7.250% due 10/25/2011		210	221
7.375% due 02/01/2011		4,425	4,507
7.500% due 08/01/2012		3,425	3,637
7.800% due 06/01/2012		16,750	17,822
8.000% due 06/01/2014		26,550	29,065
8.000% due 12/15/2016		25,000	28,305
8.125% due 01/15/2020		13,450	15,481
9.875% due 08/10/2011		5,000	5,297
12.000% due 05/15/2015		8,100	10,215

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		8,300	9,504

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GMAC International Finance BV
7.500% due 04/21/2015	EUR	7,500	$10,506

HBOS Capital Funding LP
6.071% due 06/29/2049		$1,000	890
6.461% due 11/29/2049	GBP	2,000	2,639

HBOS PLC
1.054% due 03/29/2016	EUR	1,000	1,202
6.000% due 11/01/2033		$5,000	3,820
6.750% due 05/21/2018		21,000	21,129

ILFC E-Capital Trust II
6.250% due 12/21/2065		52,490	35,693

Ineos Finance PLC
9.000% due 05/15/2015		8,500	8,914
9.250% due 05/15/2015	EUR	8,525	12,406

ING Groep NV
5.775% due 12/29/2049		$9,000	8,123

International Lease Finance Corp.
0.863% due 07/01/2011		1,000	966
1.274% due 08/15/2011	EUR	10,000	13,155
4.750% due 01/13/2012		$7,700	7,738
5.350% due 03/01/2012		4,250	4,298
5.400% due 02/15/2012		4,250	4,292
5.450% due 03/24/2011		10,060	10,148
5.625% due 09/20/2013		13,000	12,821
5.650% due 06/01/2014		1,000	975
5.750% due 06/15/2011		20,750	20,958
5.875% due 05/01/2013		9,275	9,321
6.375% due 03/25/2013		8,000	8,080
6.625% due 11/15/2013		11,100	11,183
6.750% due 09/01/2016		23,625	25,397
7.125% due 09/01/2018		24,475	26,494
8.625% due 09/15/2015		9,325	10,001
8.750% due 03/15/2017		17,185	18,474

Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	10,000	13,701

JPMorgan Chase & Co.
7.900% due 04/29/2049		$20,000	21,505

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036		1,000	1,029

JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,000	1,017

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		1,000	1,004

LBG Capital No.1 PLC
6.439% due 05/23/2020	EUR	7,294	8,750
7.625% due 10/14/2020		425	553
7.867% due 12/17/2019	GBP	2,250	3,340
7.869% due 08/25/2020		8,825	13,170
7.875% due 11/01/2020		$4,625	4,579
8.500% due 12/29/2049		1,050	976
11.040% due 03/19/2020	GBP	4,445	7,611

LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	425	503
9.125% due 07/15/2020	GBP	2,500	3,843
15.000% due 12/21/2019		9,250	19,108

Lehman Brothers Holdings, Inc.
3.018% due 01/12/2012 (a)		$52,300	11,571
3.151% due 04/04/2016 (a)		6,200	1,372
5.000% due 01/14/2011 (a)		9,000	2,036
6.625% due 01/18/2012 (a)		1,375	311
6.750% due 12/28/2017 (a)		19,425	26
6.875% due 05/02/2018 (a)		18,975	4,554
7.500% due 05/11/2038 (a)		14,175	19

Marina District Finance Co., Inc.
9.500% due 10/15/2015 (l)		3,850	3,754
9.875% due 08/15/2018 (l)		3,000	2,910

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		11,350	11,393

62	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NB Capital Trust IV
8.250% due 04/15/2027		$1,265	$1,306

NSG Holdings LLC
7.750% due 12/15/2025		39,255	35,918

Pacific Life Insurance Co.
9.250% due 06/15/2039		25,000	31,964

Petroleum Export II Ltd.
6.340% due 06/20/2011		7,112	7,093

Rabobank Nederland NV
11.000% due 06/29/2049		66,000	86,054

Regions Financial Corp.
0.459% due 06/26/2012		19,300	18,444
7.375% due 12/10/2037		7,511	6,908
7.750% due 11/10/2014		14,400	15,618

Resona Preferred Global Securities Cayman Ltd.
7.191% due 12/29/2049		305	299

Royal Bank of Scotland Group PLC
4.908% due 04/06/2011	GBP	1,745	2,714
5.000% due 11/12/2013		$15,530	15,658
6.990% due 10/29/2049 (a)		16,050	13,081
7.648% due 08/29/2049		7,075	6,810

SLM Corp.
0.798% due 01/27/2014		4,575	3,955
1.209% due 06/17/2013	EUR	51,500	61,414
1.234% due 04/26/2011		3,500	4,749
2.750% due 03/15/2011	CHF	4,220	4,282
5.000% due 04/15/2015		$2,000	1,920
5.000% due 06/15/2018		1,000	799
5.050% due 11/14/2014		1,750	1,668
5.125% due 08/27/2012		7,608	7,694
5.375% due 05/15/2014		5,000	4,870
8.000% due 03/25/2020		11,150	11,081
8.450% due 06/15/2018		30,000	30,341

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		6,600	7,507

Societe Generale
5.922% due 04/29/2049		17,270	16,388

Tenneco, Inc.
8.125% due 11/15/2015		3,140	3,301

UBS Preferred Funding Trust V
6.243% due 05/29/2049		10,250	9,942

UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	24,500	35,028

USB Capital IX
6.189% due 10/29/2049		$2,000	1,590

Ventas Realty LP
6.500% due 06/01/2016		9,165	9,580
6.750% due 04/01/2017		17,975	18,716

Virgin Media Secured Finance PLC
6.500% due 01/15/2018		10,450	11,077

Wachovia Capital Trust III
5.800% due 03/29/2049		3,000	2,662

Wells Fargo & Co.
7.980% due 03/29/2049		19,465	20,584

Wells Fargo Capital XV
9.750% due 09/29/2049		40,000	44,200

Wilmington Trust Co.
10.732% due 01/01/2013 (p)		2,253	2,338

Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	25,000	35,956

			2,072,327

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 50.1%

Accellent, Inc.
8.375% due 02/01/2017		$5,000	$5,125

Actuant Corp.
6.875% due 06/15/2017		5,000	5,125

Alcoa, Inc.
5.950% due 02/01/2037		7,425	6,856

Alere, Inc.
8.625% due 10/01/2018		19,100	19,434

Alliant Techsystems, Inc.
6.875% due 09/15/2020		9,700	9,906

Allison Transmission, Inc.
11.000% due 11/01/2015		18,000	19,620

American Airlines Pass-Through Trust 2001-02
7.858% due 04/01/2013		28,850	30,220
8.608% due 10/01/2012		1,645	1,678

American Renal Holdings
8.375% due 05/15/2018		6,415	6,639

American Stores Co.
7.100% due 03/20/2028		1,034	801
7.900% due 05/01/2017		3,960	3,851
8.000% due 06/01/2026		35,915	30,393

American Tire Distributors, Inc.
9.750% due 06/01/2017		7,500	8,025

AmeriGas Partners LP
7.125% due 05/20/2016		30,960	32,431
7.250% due 05/20/2015		19,695	20,483

Anadarko Petroleum Corp.
6.200% due 03/15/2040		5,000	4,891
6.450% due 09/15/2036		17,500	17,576

Angel Lux Common S.A.
8.250% due 05/01/2016	EUR	15,975	23,193
8.875% due 05/01/2016		$22,080	23,570

Antero Resources Finance Corp.
9.375% due 12/01/2017		4,000	4,270

ARAMARK Corp.
3.966% due 02/01/2015		16,850	15,439
5.000% due 06/01/2012		905	912
8.500% due 02/01/2015		12,755	13,329

Arch Coal, Inc.
7.250% due 10/01/2020		5,450	5,784

Ardagh Packaging Finance PLC
7.375% due 10/15/2017 (c)	EUR	12,575	17,143
9.125% due 10/15/2020 (c)		$5,975	5,975
9.250% due 10/15/2020 (c)	EUR	2,525	3,442

ArvinMeritor, Inc.
8.125% due 09/15/2015		$23,165	23,570
8.750% due 03/01/2012		6,750	7,324

AutoNation, Inc.
6.750% due 04/15/2018		6,400	6,592

Aviation Capital Group
7.125% due 10/15/2020 (c)		22,250	22,249

B&G Foods, Inc.
7.625% due 01/15/2018		7,000	7,306

Ball Corp.
6.750% due 09/15/2020		8,550	9,106

Bausch & Lomb, Inc.
9.875% due 11/01/2015		5,000	5,344

BE Aerospace, Inc.
6.875% due 10/01/2020		11,100	11,377

Berry Plastics Corp.
4.167% due 09/15/2014		2,280	1,955
5.276% due 02/15/2015		17,870	16,932
8.875% due 09/15/2014		29,265	28,571
9.500% due 05/15/2018		13,400	12,663

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Biomet, Inc.
10.000% due 10/15/2017		$28,677	$31,796
10.375% due 10/15/2017 (d)		29,175	31,132
11.625% due 10/15/2017		91,367	102,217

Bombardier, Inc.
7.250% due 11/15/2016	EUR	11,625	17,036
7.500% due 03/15/2018		$18,725	20,223

Brocade Communications Systems, Inc.
6.625% due 01/15/2018		5,250	5,486
6.875% due 01/15/2020		16,095	16,980

Buffalo Thunder Development Authority
9.375% due 12/15/2014 (a)(k)		2,650	702

Building Materials Corp. of America
7.500% due 03/15/2020		6,300	6,363

Cablevision Systems Corp.
7.750% due 04/15/2018		5,175	5,498
8.000% due 04/15/2020		3,100	3,352

Capella Healthcare, Inc.
9.250% due 07/01/2017		14,575	15,632

Case New Holland, Inc.
7.875% due 12/01/2017		20,800	22,698

CC Holdings GS V LLC
7.750% due 05/01/2017		16,775	18,620

CCO Holdings LLC
7.875% due 04/30/2018		9,000	9,382

Celanese U.S. Holdings LLC
6.625% due 10/15/2018		8,900	9,122

CF Industries, Inc.
6.875% due 05/01/2018		8,000	8,630
7.125% due 05/01/2020		9,205	10,091

Chart Industries, Inc.
9.125% due 10/15/2015		9,165	9,383

Charter Communications Operating LLC
10.875% due 09/15/2014		2,000	2,275

Chemtura Corp.
7.875% due 09/01/2018		11,750	12,308

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	7,025	9,768
7.250% due 12/15/2018		$16,825	18,213
7.625% due 07/15/2013		2,850	3,121
9.500% due 02/15/2015		70,470	81,921

Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015		15,060	15,399
7.750% due 05/15/2017		20,000	20,550
9.500% due 05/15/2016		15,925	17,279

Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		48,850	52,252

Coffeyville Resources LLC
9.000% due 04/01/2015		4,050	4,293

Cognis GmbH
9.500% due 05/15/2014	EUR	7,200	10,233

Community Health Systems, Inc.
8.875% due 07/15/2015		$49,537	52,757

Consol Energy, Inc.
8.000% due 04/01/2017		23,025	25,040
8.250% due 04/01/2020		17,675	19,398

Constellation Brands, Inc.
7.250% due 05/15/2017		9,350	10,016

Continental Airlines 1999-2 Class B Pass-Through Trust
7.566% due 09/15/2021		1,703	1,714

Continental Airlines 2001-1 Class B Pass-Through Trust
7.373% due 06/15/2017		929	906

See Accompanying Notes	Semiannual Report	September 30, 2010	63

Schedule of Investments PIMCO High Yield Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Continental Airlines, Inc.
6.920% due 04/02/2013 (p)		$8,352	$8,274

Continental Resources, Inc.
7.125% due 04/01/2021		3,150	3,292
7.375% due 10/01/2020		4,500	4,770
8.250% due 10/01/2019		2,904	3,194

Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018		16,000	16,680

Cott Beverages USA, Inc.
8.125% due 09/01/2018		10,000	10,637

Crown Americas LLC
7.750% due 11/15/2015		15,885	16,620

Crown Castle International Corp.
7.125% due 11/01/2019		3,845	4,114
9.000% due 01/15/2015		1,750	1,938

Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	2,975	4,279

CSC Holdings LLC
7.625% due 04/01/2011		$38,645	39,611
7.625% due 07/15/2018		37,248	40,321
7.875% due 02/15/2018		15,175	16,636
8.500% due 04/15/2014		4,425	4,895
8.500% due 06/15/2015		13,945	15,305
8.625% due 02/15/2019		6,950	7,853

DaVita, Inc.
7.250% due 03/15/2015		18,000	18,776

Delta Air Lines 2002-1 Class C Pass-Through Trust
7.779% due 07/02/2013		1,988	2,008

Denbury Resources, Inc.
8.250% due 02/15/2020		15,547	17,043
9.750% due 03/01/2016		700	789

Digicel Group Ltd.
8.875% due 01/15/2015		750	769
10.500% due 04/15/2018		11,275	12,431

Digicel Ltd.
8.250% due 09/01/2017		29,850	31,492

DISH DBS Corp.
6.625% due 10/01/2014		4,440	4,651
7.000% due 10/01/2013		14,730	15,706
7.125% due 02/01/2016		86,519	91,386
7.750% due 05/31/2015		5,290	5,667
7.875% due 09/01/2019		6,800	7,352

Diversey, Inc.
8.250% due 11/15/2019		10,035	10,788

Dynegy Holdings, Inc.
7.125% due 05/15/2018		2,575	1,770
7.625% due 10/15/2026		3,985	2,421

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		3,467	3,467

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016		16,535	15,336

El Paso Corp.
6.875% due 06/15/2014		1,825	1,961
6.950% due 06/01/2028		275	261
7.000% due 05/15/2011		1,505	1,551
7.000% due 06/15/2017		28,420	30,317
7.250% due 06/01/2018		8,050	8,716
7.420% due 02/15/2037		1,860	1,782
7.750% due 01/15/2032		59,265	61,822
7.800% due 08/01/2031		44,706	46,613
8.050% due 10/15/2030		5,485	5,741
8.250% due 02/15/2016		2,500	2,794

Energy Transfer Equity LP
7.500% due 10/15/2020		20,900	22,102

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enterprise Products Operating LLC
7.034% due 01/15/2068		$4,840	$4,823
8.375% due 08/01/2066		58,156	60,770

Equinix, Inc.
8.125% due 03/01/2018		7,500	8,044

Ferrellgas LP
6.750% due 05/01/2014		525	537

Fidelity National Information Services, Inc.
7.625% due 07/15/2017		7,685	8,242

First Data Corp.
9.875% due 09/24/2015		11,385	9,364

Ford Motor Co.
6.375% due 02/01/2029		400	372
7.125% due 11/15/2025		8,000	7,860
7.500% due 08/01/2026		12,625	12,688
9.215% due 09/15/2021		1,500	1,639

Forest Oil Corp.
7.250% due 06/15/2019		13,950	14,334
8.500% due 02/15/2014		4,700	5,158

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		45,455	50,803

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		24,550	25,286

Georgia-Pacific LLC
7.000% due 01/15/2015		6,510	6,803
7.125% due 01/15/2017		9,505	10,111
7.250% due 06/01/2028		13,550	13,990
7.375% due 12/01/2025		28,210	29,338
7.700% due 06/15/2015		1,770	1,969
8.000% due 01/15/2024		76,715	86,496
8.250% due 05/01/2016		21,970	24,524
8.875% due 05/15/2031		4,550	5,210

Goodyear Tire & Rubber Co.
8.250% due 08/15/2020		17,750	18,771
10.500% due 05/15/2016		4,250	4,834

Graham Packaging Co. LP
8.250% due 01/01/2017		21,245	21,670
8.250% due 10/01/2018		2,000	2,042
9.875% due 10/15/2014		15,650	16,315

Graphic Packaging International, Inc.
7.875% due 10/01/2018		7,000	7,228

Harrah's Operating Co., Inc.
10.000% due 12/15/2018 (l)		29,975	24,092
11.250% due 06/01/2017		20,375	22,412

Harvest Operations Corp.
6.875% due 10/01/2017 (c)		9,425	9,684

HCA, Inc.
7.190% due 11/15/2015		17,217	16,916
7.250% due 09/15/2020		17,100	18,382
7.875% due 02/15/2020		1,420	1,560
8.360% due 04/15/2024		1,000	985
8.500% due 04/15/2019		23,925	26,796
9.000% due 12/15/2014		3,246	3,416
9.125% due 11/15/2014		29,000	30,631
9.250% due 11/15/2016		145,890	158,291
9.625% due 11/15/2016 (d)		14,700	15,986
9.875% due 02/15/2017		7,625	8,464

Hertz Corp.
7.875% due 01/01/2014	EUR	2,500	3,476

Hexion U.S. Finance Corp.
8.875% due 02/01/2018		$24,250	23,886

Huntsman International LLC
8.625% due 03/15/2021		5,775	6,006

Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	7,150	8,212
8.500% due 02/15/2016		$12,505	10,645

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Insight Communications Co., Inc.
9.375% due 07/15/2018		$20,700	$22,097

Intelsat Corp.
9.250% due 08/15/2014		4,085	4,248
9.250% due 06/15/2016		1,205	1,291

Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		20,325	20,528
8.500% due 11/01/2019		12,920	14,083
9.250% due 06/15/2016		2,233	2,384
9.500% due 06/15/2016		28,587	30,624
11.250% due 06/15/2016		6,250	6,828

Intelsat Luxembourg S.A.
11.250% due 02/04/2017		12,650	13,615
11.500% due 02/04/2017 (d)		11,246	12,079

Intelsat Subsidiary Holding Co. S.A.
8.875% due 01/15/2015		200	208

Interactive Data Corp.
10.250% due 08/01/2018		15,450	16,609

Intergen NV
9.000% due 06/30/2017		33,753	35,863

inVentiv Health, Inc.
10.000% due 08/15/2018		9,000	8,966

Jarden Corp.
7.500% due 05/01/2017		3,066	3,189
7.500% due 01/15/2020		10,250	10,711
7.500% due 01/15/2020	EUR	7,450	10,258
8.000% due 05/01/2016		$4,250	4,548

JC Penney Corp., Inc.
7.125% due 11/15/2023		11,425	11,996

JDA Software Group, Inc.
8.000% due 12/15/2014		10,000	10,650

JET Equipment Trust
7.630% due 08/15/2012 (a)		514	6
10.000% due 06/15/2012 (a)		1,072	749

KCS Energy, Inc.
7.125% due 04/01/2012		5,288	5,314

Kerling PLC
10.625% due 01/28/2017	EUR	5,000	7,200

Lear Corp.
7.875% due 03/15/2018		$7,425	7,908

Legrand France S.A.
8.500% due 02/15/2025		9,525	11,521

Lender Processing Services, Inc.
8.125% due 07/01/2016		3,629	3,928

Limited Brands, Inc.
7.000% due 05/01/2020		4,975	5,398

Linn Energy LLC
7.750% due 02/01/2021		8,000	8,110
8.625% due 04/15/2020		16,700	17,786

Live Nation Entertainment, Inc.
8.125% due 05/15/2018		6,222	6,315

Lyondell Chemical Co.
8.000% due 11/01/2017		38,800	42,486
11.000% due 05/01/2018		32,750	36,393

M&G Finance Luxembourg S.A.
7.500% due 03/29/2049	EUR	5,000	1,176

McClatchy Co.
11.500% due 02/15/2017		$10,325	11,035

McJunkin Red Man Corp.
9.500% due 12/15/2016		11,375	10,067

MGM Resorts International
6.875% due 04/01/2016 (l)		9,085	7,677
7.500% due 06/01/2016		12,000	10,200
7.625% due 01/15/2017		3,200	2,712
9.000% due 03/15/2020		11,075	11,712

64	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.375% due 05/15/2014		$8,250	$9,219
11.125% due 11/15/2017		17,375	19,873

Michael Foods, Inc.
9.750% due 07/15/2018		27,425	29,482

Mueller Water Products, Inc.
8.750% due 09/01/2020		8,225	8,677

Multiplan, Inc.
9.875% due 09/01/2018		12,100	12,675

Mylan, Inc.
7.625% due 07/15/2017		11,500	12,291
7.875% due 07/15/2020		19,500	20,987

Nalco Co.
8.875% due 11/15/2013		14,232	14,623

NBTY, Inc.
9.000% due 10/01/2018 (c)		11,000	11,605

New Albertson's, Inc.
6.570% due 02/23/2028		500	370
7.450% due 08/01/2029		15,900	12,958
7.750% due 06/15/2026		1,540	1,313
8.000% due 05/01/2031		1,675	1,374

Newfield Exploration Co.
6.625% due 09/01/2014		2,550	2,620
6.625% due 04/15/2016		250	261
6.875% due 02/01/2020		23,650	25,246
7.125% due 05/15/2018		10,125	10,859

NFR Energy LLC
9.750% due 02/15/2017		16,250	16,331

Nielsen Finance LLC
0.000% due 08/01/2016 (g)		10,381	10,446
7.750% due 10/15/2018 (c)		16,400	16,280
10.000% due 08/01/2014		2,700	2,852
11.500% due 05/01/2016		12,154	13,856

Nortel Networks Ltd.
10.125% due 07/15/2013 (a)		22,630	18,557

Northwest Airlines 2001-1 Class B Pass Through Trust
7.691% due 10/01/2018		5,589	5,561

Novasep Holding SAS
9.750% due 12/15/2016		16,600	12,865

Novelis, Inc.
7.250% due 02/15/2015		31,535	32,245

NXP BV
3.276% due 10/15/2013		10,950	10,389
3.585% due 10/15/2013	EUR	3,000	3,844
7.875% due 10/15/2014		$6,500	6,760
8.625% due 10/15/2015	EUR	1,000	1,336
9.500% due 10/15/2015		$3,000	3,082
9.750% due 08/01/2018		6,100	6,527

OI European Group BV
6.875% due 03/31/2017	EUR	3,725	5,332

OPTI Canada, Inc.
7.875% due 12/15/2014		$5,375	4,072
8.250% due 12/15/2014		19,305	14,768

Oshkosh Corp.
8.250% due 03/01/2017		3,000	3,240
8.500% due 03/01/2020		2,675	2,909

Owens-Brockway Glass Container, Inc.
6.750% due 12/01/2014		1,575	1,626

OXEA Finance
9.500% due 07/15/2017		11,850	12,828
9.625% due 07/15/2017	EUR	10,500	15,495

Peabody Energy Corp.
6.500% due 09/15/2020		$5,000	5,406

Penn Virginia Resource Partners LP
8.250% due 04/15/2018		6,000	6,248

Petrohawk Energy Corp.
7.250% due 08/15/2018		22,750	23,319

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PHH Corp.
9.250% due 03/01/2016		$5,850	$6,113

Phillips-Van Heusen Corp.
7.375% due 05/15/2020		12,475	13,208

Pinafore LLC
9.000% due 10/01/2018		16,750	17,671

Pinnacle Foods Finance LLC
8.250% due 09/01/2017		45,450	46,132
9.250% due 04/01/2015		1,500	1,568

Plains Exploration & Production Co.
7.000% due 03/15/2017		1,500	1,545
7.625% due 04/01/2020		20,475	21,576
8.625% due 10/15/2019		2,000	2,195

Quebecor Media, Inc.
7.750% due 03/15/2016		63,232	65,524

Quicksilver Resources, Inc.
9.125% due 08/15/2019		2,175	2,395
11.750% due 01/01/2016		23,225	27,347

Quintiles Transnational Corp.
9.500% due 12/30/2014 (d)		16,741	17,243

QVC, Inc.
7.125% due 04/15/2017		8,825	9,178
7.375% due 10/15/2020		2,980	3,099
7.500% due 10/01/2019		8,045	8,447

Radiation Therapy Services, Inc.
9.875% due 04/15/2017		15,750	15,632

Rainbow National Services LLC
8.750% due 09/01/2012		400	404

Range Resources Corp.
6.750% due 08/01/2020		10,400	10,868
7.250% due 05/01/2018		175	185
7.500% due 10/01/2017		100	107

RBS Global, Inc.
8.500% due 05/01/2018		51,250	52,339

Reynolds Group Issuer, Inc.
7.750% due 10/15/2016		12,000	12,270
7.750% due 10/15/2016	EUR	2,000	2,781
8.000% due 12/15/2016		14,150	18,229
8.500% due 05/15/2018		$41,030	40,312

Rhodia S.A.
6.875% due 09/15/2020		10,000	10,250

Roadhouse Financing, Inc.
10.750% due 10/15/2017 (c)		12,750	13,132

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		11,295	11,606
7.625% due 11/15/2014	EUR	5,650	7,905

Sally Holdings LLC
10.500% due 11/15/2016		$5,765	6,342

SandRidge Energy, Inc.
4.158% due 04/01/2014		2,000	1,854
8.625% due 04/01/2015 (d)		49,195	49,441
9.875% due 05/15/2016		105	109

Scientific Games Corp.
8.125% due 09/15/2018		3,950	4,049

Scientific Games International, Inc.
9.250% due 06/15/2019		1,500	1,601

Scotts Miracle-Gro Co.
7.250% due 01/15/2018		3,150	3,327

Seagate HDD Cayman
6.875% due 05/01/2020		3,000	2,948

Sensata Technologies BV
8.000% due 05/01/2014		27,373	28,468

Sheraton Holding Corp.
7.375% due 11/15/2015		400	441

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Smurfit Kappa Funding PLC
7.750% due 04/01/2015		$1,650	$1,675

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		5,600	5,040

Sonat, Inc.
7.000% due 02/01/2018		7,109	7,552
7.625% due 07/15/2011		875	911

Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		26,375	28,320

SPX Corp.
6.875% due 09/01/2017		13,675	14,564

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 10/15/2014		3,950	4,444

Steel Dynamics, Inc.
7.375% due 11/01/2012		500	537
7.625% due 03/15/2020		2,400	2,502
7.750% due 04/15/2016		2,275	2,377

Suburban Propane Partners LP
7.375% due 03/15/2020		3,950	4,217

SunGard Data Systems, Inc.
9.125% due 08/15/2013		50,000	51,312
10.625% due 05/15/2015		9,925	11,116

SUPERVALU, Inc.
8.000% due 05/01/2016		8,625	8,733

Teck Resources Ltd.
9.750% due 05/15/2014		3,705	4,573
10.250% due 05/15/2016		12,626	15,357
10.750% due 05/15/2019		54,975	69,333

Tenet Healthcare Corp.
8.000% due 08/01/2020		6,300	6,300
8.875% due 07/01/2019		8,000	8,870
10.000% due 05/01/2018		3,750	4,303

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (p)		10,000	9,573

Texas Industries, Inc.
9.250% due 08/15/2020		6,250	6,516

Thermon Industries, Inc.
9.500% due 05/01/2017		5,000	5,250

Trans Union LLC
11.375% due 06/15/2018		7,675	8,769

TransDigm, Inc.
7.750% due 07/15/2014		8,940	9,085

Transocean, Inc.
6.500% due 11/15/2020		8,650	9,437

Travelport LLC
9.000% due 03/01/2016		5,400	5,386
11.875% due 09/01/2016		15,336	16,486

TreeHouse Foods, Inc.
7.750% due 03/01/2018		10,000	10,775

Triumph Group, Inc.
8.625% due 07/15/2018		17,175	18,549

TRW Automotive, Inc.
7.000% due 03/15/2014		27,250	28,885
7.250% due 03/15/2017		18,000	19,215

UAL 2009-2A Pass-Through Trust
9.750% due 01/15/2017		30,646	33,787

Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	1,800	2,586

Universal City Development Partners Ltd.
8.875% due 11/15/2015		$7,600	7,876
10.875% due 11/15/2016		5,550	6,036

UPC Holding BV
8.000% due 11/01/2016	EUR	5,750	8,113
8.375% due 08/15/2020		14,750	20,271
9.750% due 04/15/2018		10,273	15,143

See Accompanying Notes	Semiannual Report	September 30, 2010	65

Schedule of Investments PIMCO High Yield Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Valeant Pharmaceuticals International
6.750% due 10/01/2017		$5,975	$6,109
7.000% due 10/01/2020		21,475	22,012
7.625% due 03/15/2020		8,600	10,965

Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		27,350	27,815

Vertellus Specialties, Inc.
9.375% due 10/01/2015		9,725	10,114

Videotron Ltee
9.125% due 04/15/2018		2,775	3,136

Visant Corp.
7.625% due 10/01/2012		2,650	2,669
10.000% due 10/01/2017		17,325	18,148

Warner Chilcott Co. LLC
7.750% due 09/15/2018		40,600	41,920

West Corp.
9.500% due 10/15/2014		21,720	22,833

Whiting Petroleum Corp.
6.500% due 10/01/2018		7,500	7,706

Wind Acquisition Finance S.A.
11.000% due 12/01/2015	EUR	4,000	5,794
11.750% due 07/15/2017		$39,392	44,341
12.000% due 12/01/2015		19,020	20,233

Windstream Corp.
7.000% due 03/15/2019		150	148
7.750% due 10/15/2020 (c)		10,000	10,125
8.125% due 08/01/2013		280	305
8.625% due 08/01/2016		65,485	69,578

WMG Acquisition Corp.
9.500% due 06/15/2016		25,005	26,880

Wynn Las Vegas LLC
7.750% due 08/15/2020		15,200	16,112

			4,961,511

UTILITIES 10.7%

AES Corp.
7.750% due 03/01/2014		4,890	5,257
7.750% due 10/15/2015		3,589	3,858
8.000% due 10/15/2017		11,295	12,255
8.000% due 06/01/2020		8,905	9,706
8.750% due 05/15/2013		214	218
8.875% due 02/15/2011		4,125	4,249
9.750% due 04/15/2016		18,900	21,830

AES Ironwood LLC
8.857% due 11/30/2025		48,704	50,287

AES Red Oak LLC
8.540% due 11/30/2019		25,481	26,309
9.200% due 11/30/2029		3,795	3,823

Berry Petroleum Co.
10.250% due 06/01/2014		5,700	6,455

Calpine Corp.
7.875% due 07/31/2020		26,750	27,619

Cincinnati Bell Telephone Co. LLC
6.300% due 12/01/2028		2,000	1,530

CMS Energy Corp.
8.750% due 06/15/2019		5,375	6,444

Dominion Resources, Inc.
6.300% due 09/30/2066		13,200	12,477

Energy Future Holdings Corp.
10.000% due 01/15/2020		2,600	2,594

Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019		975	953

FPL Group Capital, Inc.
6.350% due 10/01/2066		1,825	1,736

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Frontier Communications Corp.
6.625% due 03/15/2015	$5,725	$5,940
7.000% due 11/01/2025	1,650	1,526
7.125% due 03/15/2019	39,995	41,195
7.450% due 07/01/2035	6,539	5,722
7.875% due 04/15/2015	8,275	8,978
7.875% due 01/15/2027	1,875	1,903
8.250% due 05/01/2014	8,475	9,354
8.250% due 04/15/2017	4,150	4,560
8.500% due 04/15/2020	4,875	5,405
9.000% due 08/15/2031	25,060	26,846

Hawaiian Telcom Communications, Inc.
8.765% due 05/01/2013 (a)	5,865	194
9.750% due 05/01/2013 (a)	24,985	75

Homer City Funding LLC
8.734% due 10/01/2026	11,425	10,454

Inergy LP
7.000% due 10/01/2018	8,500	8,755

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	9,410	10,163
8.625% due 11/14/2011	1,010	1,069

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	41,800	43,315

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	15,000	15,788

Midwest Generation LLC
8.560% due 01/02/2016	52,532	51,942

NRG Energy, Inc.
7.250% due 02/01/2014	20,200	20,781
7.375% due 02/01/2016	32,835	33,861
7.375% due 01/15/2017	42,380	43,545
8.250% due 09/01/2020	29,500	30,569

NV Energy, Inc.
6.750% due 08/15/2017	1,905	1,970
7.803% due 06/15/2012	13,825	14,173

Penn Virginia Corp.
10.375% due 06/15/2016	6,950	7,645

Qwest Communications International, Inc.
7.500% due 02/15/2014	88,367	90,576

Qwest Corp.
7.200% due 11/10/2026	10,026	10,076
7.500% due 06/15/2023	17,606	17,782
7.875% due 09/01/2011	3,850	4,086
8.375% due 05/01/2016	3,225	3,830
8.875% due 03/15/2012	16,500	18,150

Reliant Energy Mid-Atlantic Power Holdings LLC
9.681% due 07/02/2026	1,505	1,569

RRI Energy, Inc.
7.875% due 06/15/2017	2,000	1,875

Sithe Independence Funding Corp.
9.000% due 12/30/2013	5,801	6,008

Sprint Capital Corp.
6.875% due 11/15/2028	870	800
6.900% due 05/01/2019	89,185	90,077
7.625% due 01/30/2011	9,794	9,978
8.375% due 03/15/2012	22,760	24,467
8.750% due 03/15/2032	32,110	33,876

Sprint Nextel Corp.
6.000% due 12/01/2016	35,450	35,184
8.375% due 08/15/2017	200	218

Telesat LLC
11.000% due 11/01/2015	34,411	39,056
12.500% due 11/01/2017	6,200	7,347

Tenaska Alabama Partners LP
7.000% due 06/30/2021	27,255	27,800

Time Warner Telecom, Inc.
8.000% due 03/01/2018	6,475	6,815

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Virgin Media Finance PLC
9.500% due 08/15/2016	$20,000	$22,700

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (p)	3,085	3,196

		1,058,794

Total Corporate Bonds & Notes (Cost $7,514,990)		8,092,632

CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

ArvinMeritor, Inc.
4.000% due 02/15/2027	1,350	1,235

Transocean, Inc.
1.500% due 12/15/2037	15,000	14,419

Wright Medical Group, Inc.
2.625% due 12/01/2014	6,000	5,362

Total Convertible Bonds & Notes (Cost $18,575)		21,016

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%

Los Angeles, California Community Redevelopment Agency Revenue Bonds, Series 2002
9.000% due 09/01/2012	325	328
9.750% due 09/01/2017	1,160	1,231
9.750% due 09/01/2022	1,375	1,406
9.750% due 09/01/2027	2,170	2,118
9.750% due 09/01/2032	3,480	3,299

San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2003
6.590% due 11/01/2013	1,475	1,480
7.490% due 11/01/2018	1,435	1,434
7.740% due 11/01/2021	1,885	1,864

		13,160

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,200	213

Total Municipal Bonds & Notes (Cost $12,870)		13,373

U.S. GOVERNMENT AGENCIES 0.0%

Freddie Mac
5.000% due 07/15/2014	200	228

Total U.S. Government Agencies (Cost $228)		228

MORTGAGE-BACKED SECURITIES 2.9%

Adjustable Rate Mortgage Trust
2.986% due 10/25/2035	2,956	1,918

American Home Mortgage Assets
0.446% due 05/25/2046	2,923	1,576
0.446% due 09/25/2046	1,238	661
0.466% due 10/25/2046	3,611	1,847
1.070% due 02/25/2047	1,320	670
1.290% due 11/25/2046	21,561	10,412
6.250% due 06/25/2037	8,953	5,474

American Home Mortgage Investment Trust
2.034% due 09/25/2045	992	878

Banc of America Alternative Loan Trust
0.656% due 05/25/2035	1,906	1,380

Banc of America Funding Corp.
5.319% due 11/20/2035	592	424

66	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Large Loan, Inc.
1.007% due 08/15/2029		$25,000	$20,399

Banc of America Mortgage Securities, Inc.
5.391% due 02/25/2036		422	331

BCAP LLC Trust
0.426% due 01/25/2037		1,752	995

Bear Stearns Adjustable Rate Mortgage Trust
4.963% due 01/25/2035		324	283
5.699% due 02/25/2036		450	324

Bear Stearns Alt-A Trust
0.476% due 12/25/2046 (a)		97	3
2.725% due 01/25/2035		85	68
5.533% due 11/25/2036		7,698	5,446

Chase Mortgage Finance Corp.
2.892% due 02/25/2037		132	130
5.420% due 03/25/2037		1,133	941

Citigroup Mortgage Loan Trust, Inc.
3.074% due 03/25/2034		231	232
5.567% due 07/25/2046		937	653
5.864% due 09/25/2037		6,051	4,438

Countrywide Alternative Loan Trust
0.426% due 01/25/2037		688	379
0.446% due 09/25/2046		2,593	1,534
0.452% due 12/20/2046		10,140	5,035
0.466% due 07/25/2046		572	321
0.467% due 03/20/2046		654	371
0.467% due 07/20/2046		3,363	1,552
0.486% due 08/25/2046		1,174	232
0.506% due 09/25/2046		700	35
0.506% due 10/25/2046		418	126
0.516% due 07/25/2035		312	197
0.526% due 05/25/2036		457	96
0.587% due 11/20/2035		1,404	804
0.626% due 02/25/2037		25,165	11,172
1.026% due 11/25/2035		768	431
1.370% due 12/25/2035		3,725	2,309
5.303% due 10/25/2035		396	332
5.500% due 11/25/2035		6,400	5,290
5.594% due 10/25/2035		1,543	1,070
5.750% due 03/25/2037		500	342
5.773% due 02/25/2037		2,627	1,893
6.000% due 01/25/2037		740	521
6.500% due 11/25/2037		1,155	885
6.894% due 07/25/2036 (b)		27,182	4,439

Countrywide Home Loan Mortgage Pass-Through Trust
0.556% due 04/25/2046		641	162
5.114% due 02/25/2047		494	300
5.242% due 03/25/2037		476	296
5.416% due 02/20/2036		573	397
5.508% due 04/20/2036		479	354
5.890% due 09/25/2047		620	470
6.000% due 05/25/2036		9,687	8,591

Credit Suisse Mortgage Capital Certificates
6.000% due 10/25/2021 (a)		91	75

Deutsche ALT-A Securities, Inc.
5.386% due 10/25/2035		418	325
5.869% due 10/25/2036		651	398
5.886% due 10/25/2036		651	383

Downey Savings & Loan Association Mortgage Loan Trust
0.507% due 03/19/2045		445	299
0.577% due 07/19/2045		422	107

EMF-NL
1.846% due 07/17/2041	EUR	23,053	28,692

First Horizon Alternative Mortgage Securities
2.432% due 10/25/2034		$96	83
2.570% due 09/25/2035		90	65
6.000% due 05/25/2036		2,934	2,343

Greenpoint Mortgage Funding Trust
0.456% due 10/25/2046		798	110
0.456% due 12/25/2046		600	73

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.526% due 04/25/2036	$558	$114

GSR Mortgage Loan Trust
0.516% due 08/25/2046	638	85
2.985% due 04/25/2035	62	54
4.923% due 01/25/2036	1,262	999
5.750% due 03/25/2036	7,263	6,429

Harborview Mortgage Loan Trust
0.437% due 07/19/2046	2,760	1,651
0.447% due 01/19/2038	378	237
0.448% due 07/21/2036	742	427
0.457% due 09/19/2046	1,352	776
0.497% due 03/19/2036	12,278	7,172
1.220% due 12/19/2036	3,519	1,847
5.653% due 08/19/2036	589	493
5.750% due 08/19/2036	5,399	3,653

Impac CMB Trust
0.996% due 11/25/2034	59	53

Indymac IMSC Mortgage Loan Trust
0.436% due 07/25/2047	1,138	536

Indymac INDA Mortgage Loan Trust
5.679% due 08/25/2036	700	516

Indymac Index Mortgage Loan Trust
0.446% due 09/25/2046	1,834	1,059
0.456% due 06/25/2047	1,027	586
0.466% due 05/25/2046	369	210
0.496% due 07/25/2035	356	226
0.526% due 06/25/2037	630	142
2.612% due 08/25/2035	2,834	2,143
5.090% due 09/25/2035	2,743	1,911
5.111% due 01/25/2036	372	291
5.190% due 10/25/2035	401	309
5.313% due 11/25/2035	15,487	11,957
5.428% due 06/25/2036	697	540

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	2,448	2,294

JPMorgan Mortgage Trust
4.788% due 02/25/2034	111	115
6.000% due 08/25/2037	4,239	3,751

Luminent Mortgage Trust
0.426% due 12/25/2036	2,017	1,280
0.436% due 12/25/2036	729	421
0.456% due 10/25/2046	616	397

MASTR Adjustable Rate Mortgages Trust
0.466% due 04/25/2046	1,194	660
0.556% due 05/25/2047	800	186
0.596% due 05/25/2047	600	95

Merrill Lynch Mortgage-Backed Securities Trust
5.597% due 04/25/2037	1,211	916

Morgan Stanley Capital I
5.692% due 04/15/2049	1,100	1,144

Morgan Stanley Mortgage Loan Trust
0.566% due 01/25/2035	113	90
5.175% due 06/25/2036	411	389

Nomura Asset Acceptance Corp.
2.454% due 12/25/2034	212	199
5.820% due 03/25/2047	582	476

Residential Accredit Loans, Inc.
0.416% due 01/25/2037	15,541	8,995
0.436% due 06/25/2046	8,546	3,417
0.486% due 05/25/2037	778	196
0.506% due 08/25/2037	1,217	679
0.586% due 03/25/2037	10,492	4,337
5.500% due 02/25/2036	9,574	5,607
5.676% due 09/25/2035	451	324
6.500% due 07/25/2037	18,028	11,659

Residential Asset Securitization Trust
0.706% due 12/25/2036	1,440	571
6.000% due 05/25/2037	2,390	1,952
6.250% due 10/25/2036	1,629	978

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sequoia Mortgage Trust
2.536% due 01/20/2047	$552	$451

Structured Adjustable Rate Mortgage Loan Trust
2.810% due 03/25/2034	107	106
5.197% due 09/25/2036	700	393
5.211% due 05/25/2036	700	503
5.285% due 11/25/2035	415	307
6.000% due 10/25/2037	458	221

Structured Asset Mortgage Investments, Inc.
0.436% due 09/25/2047	6,563	4,159
0.446% due 07/25/2046	4,752	2,883
0.466% due 05/25/2046	2,363	1,283
0.476% due 05/25/2036	388	221
0.476% due 05/25/2046	1,614	866
0.476% due 09/25/2047	60,479	17,224
0.507% due 07/19/2035	146	126
0.516% due 05/25/2046	534	94
0.536% due 02/25/2036	391	242
0.556% due 08/25/2036	900	112

SunTrust Alternative Loan Trust
0.606% due 04/25/2036	7,330	2,306

TBW Mortgage-Backed Pass-Through Certificates
6.014% due 07/25/2037	569	345

WaMu Mortgage Pass-Through Certificates
0.476% due 07/25/2046	408	93
0.666% due 11/25/2045	600	353
0.666% due 12/25/2045	600	337
0.802% due 11/25/2034	1,013	681
1.070% due 02/25/2047	3,635	2,149
1.070% due 03/25/2047	3,965	2,486
1.110% due 01/25/2047	2,139	1,264
1.130% due 04/25/2047	3,012	1,941
1.180% due 07/25/2047	804	503
1.190% due 12/25/2046	1,409	855
2.776% due 10/25/2033	256	249
3.003% due 01/25/2047	793	510
5.344% due 04/25/2037	705	531
5.693% due 10/25/2036	5,459	4,178
5.746% due 02/25/2037	2,085	1,538
5.868% due 09/25/2036	982	790

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.130% due 04/25/2047	799	173
1.310% due 07/25/2046	135	63
1.340% due 05/25/2046	765	429

Total Mortgage-Backed Securities (Cost $280,271)		288,881

ASSET-BACKED SECURITIES 0.5%

Argent Securities, Inc.
1.306% due 12/25/2033	5,690	4,492

Carrington Mortgage Loan Trust
0.376% due 02/25/2037	948	885
0.406% due 08/25/2036	850	417

Countrywide Asset-Backed Certificates
5.689% due 10/25/2046	86	63

Credit-Based Asset Servicing & Securitization LLC
5.805% due 01/25/2037	9,605	4,673

GSAA Trust
0.556% due 05/25/2047	700	388

GSAMP Trust
0.326% due 12/25/2036	241	163
0.384% due 03/25/2047	799	744
0.406% due 08/25/2036	935	424

Lehman XS Trust
0.476% due 04/25/2046	423	208
0.486% due 06/25/2046	399	41
0.486% due 08/25/2046 (a)	392	36
0.496% due 09/25/2046	569	96

See Accompanying Notes	Semiannual Report	September 30, 2010	67

Schedule of Investments PIMCO High Yield Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.496% due 11/25/2046		$587	$134

MASTR Asset-Backed Securities Trust
0.466% due 11/25/2036		3,200	1,416

Merrill Lynch First Franklin Mortgage Loan Trust
0.376% due 07/25/2037		27,800	15,733

Mid-State Trust
7.791% due 03/15/2038		301	293

Morgan Stanley ABS Capital I
0.396% due 05/25/2037		1,555	677

Morgan Stanley Mortgage Loan Trust
0.486% due 02/25/2037		508	235
0.616% due 04/25/2037		659	327
5.750% due 04/25/2037		345	260
6.000% due 07/25/2047		379	285

Novastar Home Equity Loan
0.356% due 03/25/2037		1,245	1,163

Residential Asset Mortgage Products, Inc.
0.656% due 06/25/2047		700	320

Residential Asset Securities Corp.
0.406% due 08/25/2036		700	388

Structured Asset Securities Corp.
0.406% due 05/25/2037		6,119	5,508
0.556% due 06/25/2035		18,041	12,227

Total Asset-Backed Securities (Cost $50,295)			51,596

SOVEREIGN ISSUES 3.1%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	338,628	196,592
10.000% due 01/01/2017		205,600	112,428

Total Sovereign Issues (Cost $278,604)			309,020

		SHARES
COMMON STOCKS 0.2%

CONSUMER SERVICES 0.2%

Dex One Corp. (e)		1,180,515	14,497

	SHARES	MARKET VALUE (000S)
ENERGY 0.0%

SemGroup Corp. 'A' (e)	119,931	$2,788

TRANSPORTATION 0.0%

U.S. Airways Group, Inc. 'A' (e)	12,224	0

Total Common Stocks (Cost $39,714)		17,285

WARRANTS 0.0%

ENERGY 0.0%

SemGroup Corp. - Exp. 11/30/2014	126,243	671

Total Warrants (Cost $568)		671

CONVERTIBLE PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%

Bank of America Corp.
7.250% due 12/31/2049	2,000	1,965

Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011	6,700	2

Wells Fargo & Co.
7.500% due 12/31/2049	50,000	50,300

Total Convertible Preferred Securities (Cost $43,648)		52,267

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

ABN AMRO North America Capital Funding Trust I
6.968% due 12/31/2049	17,000	10,917

Citigroup Capital XIII
7.875% due 10/30/2040 (c)	90,500	2,263

Total Preferred Securities (Cost $10,847)		13,180

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 7.3%

REPURCHASE AGREEMENTS 0.1%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010		$11,000	$11,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $11,223. Repurchase proceeds are $11,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010		2,305	2,305
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $2,356. Repurchase proceeds are $2,305.)

			13,305

JAPAN TREASURY BILLS 0.9%
0.112% due 10/18/2010	JPY	7,790,000	93,311

U.S. TREASURY BILLS 0.7%
0.113% due 10/07/2010 - 11/04/2010 (f)(i)(j)(m)		$63,851	63,848

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (h) 5.6%
		54,711,794	548,103

Total Short-Term Instruments (Cost $713,476)			718,567

Total Investments 100.5% (Cost $9,344,756)			$9,948,854

Other Assets and Liabilities (Net) (0.5%)			(50,603)

Net Assets 100.0%			$9,898,251

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-Issued security.
(d)	Payment in-kind bond security.
(e)	Non-income producing security.
(f)	Coupon represents a weighted average yield.
(g)	Security becomes interest bearing at a future date.
(h)	Affiliated to the Fund.
(i)	Securities with an aggregate market value of $16,810 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(j)	Securities with an aggregate market value of $45,158 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(k)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(l)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $19,024 at a weighted average interest rate of -0.492%. On September 30, 2010, securities valued at $15,857 were pledged as collateral for reverse repurchase agreements.
(m)	Securities with an aggregate market value of $1,880 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	2,877	$13,198

68	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(n)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CSFB	5.000%	06/20/2014	3.631%	$	4,100	$200	$(246)	$446
AES Corp.	GSC	5.000%	12/20/2013	3.142%		11,250	655	(872)	1,527
AES Corp.	RBS	5.000%	12/20/2014	3.996%		5,000	199	20	179
AES Corp.	UBS	5.000%	12/20/2014	3.996%		5,000	199	20	179
Ally Financial, Inc.	BOA	7.000%	12/20/2012	3.139%		2,500	208	0	208
Ally Financial, Inc.	BOA	5.000%	09/20/2013	3.504%		37,000	1,557	(9,712)	11,269
Ally Financial, Inc.	DUB	5.000%	03/20/2012	2.648%		3,000	106	(465)	571
Ally Financial, Inc.	DUB	6.350%	12/20/2012	3.139%		3,650	253	0	253
Ally Financial, Inc.	JPM	2.110%	03/20/2012	2.648%		10,000	(71)	0	(71)
American International Group, Inc.	BOA	5.000%	09/20/2011	1.043%		10,900	437	(2,616)	3,053
American International Group, Inc.	GSC	5.000%	09/20/2011	1.043%		13,500	542	(3,105)	3,647
ARAMARK Corp.	CITI	5.000%	03/20/2014	4.834%		5,100	34	(139)	173
Biomet, Inc.	CITI	6.500%	06/20/2014	2.416%		3,000	390	0	390
Biomet, Inc.	JPM	8.000%	03/20/2014	2.333%		4,000	684	0	684
Biomet, Inc.	MSC	3.550%	03/20/2013	2.034%		1,500	53	0	53
Celanese Corp.	UBS	1.450%	12/20/2012	2.155%		2,000	(28)	0	(28)
Chesapeake Energy Corp.	GSC	5.000%	09/20/2014	2.943%		11,050	860	(221)	1,081
Community Health Systems, Inc.	CITI	5.000%	09/20/2014	4.798%		2,900	25	(261)	286
Community Health Systems, Inc.	GSC	5.000%	12/20/2013	4.039%		22,500	677	(2,231)	2,908
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	4.329%		24,700	561	(2,254)	2,815
Community Health Systems, Inc.	GSC	5.000%	06/20/2014	4.581%		10,000	155	(500)	655
Community Health Systems, Inc.	JPM	5.000%	12/20/2013	4.039%		3,750	112	(366)	478
CSC Holdings, Inc.	MSC	3.650%	03/20/2013	1.952%		1,500	63	0	63
CSC Holdings, Inc.	UBS	1.450%	09/20/2013	1.427%		2,600	3	0	3
Dynegy Holdings, Inc.	CITI	5.000%	03/20/2014	8.655%		625	(65)	(112)	47
El Paso Corp.	GSC	5.000%	09/20/2014	2.408%		30,325	2,991	(2,881)	5,872
Ford Motor Co.	MLP	4.850%	12/20/2010	0.951%		18,000	184	0	184
Ford Motor Co.	UBS	2.390%	03/20/2012	1.748%		18,500	186	0	186
Ford Motor Co.	UBS	2.490%	12/20/2012	1.997%		1,000	11	0	11
Ford Motor Co.	UBS	2.590%	03/20/2013	2.280%		5,000	40	0	40
Georgia-Pacific LLC	BOA	5.000%	09/20/2014	1.965%		18,000	2,093	(1,845)	3,938
Georgia-Pacific LLC	GSC	5.000%	12/20/2013	1.674%		3,750	395	(338)	733
Georgia-Pacific LLC	JPM	5.000%	12/20/2013	1.674%		9,000	950	(799)	1,749
Georgia-Pacific LLC	MLP	5.000%	12/20/2013	1.674%		5,250	554	(479)	1,033
Georgia-Pacific LLC	MSC	3.800%	03/20/2013	0.936%		1,500	105	0	105
HCA, Inc.	BOA	4.650%	09/20/2013	3.197%		3,000	127	0	127
HCA, Inc.	CITI	2.000%	09/20/2012	2.113%		4,400	(7)	0	(7)
HCA, Inc.	CSFB	5.000%	06/20/2014	2.624%		9,600	733	(1,050)	1,783
NRG Energy, Inc.	CSFB	5.000%	12/20/2013	3.939%		3,750	125	(42)	167
NRG Energy, Inc.	GSC	4.200%	09/20/2013	3.716%		6,875	102	0	102
NRG Energy, Inc.	JPM	5.380%	12/20/2013	3.939%		4,500	202	0	202
NRG Energy, Inc.	MLP	5.500%	12/20/2013	3.939%		5,250	255	0	255
Oshkosh Corp.	UBS	1.900%	03/20/2012	2.328%		3,000	(16)	0	(16)
Oshkosh Corp.	UBS	2.100%	12/20/2012	2.372%		2,000	(9)	0	(9)
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	1.145%		1,100	55	0	55
Qwest Capital Funding, Inc.	CSFB	3.100%	12/20/2012	1.145%		5,000	220	0	220
RRI Energy, Inc.	BCLY	5.000%	09/20/2014	6.947%		5,800	(365)	(898)	533
RRI Energy, Inc.	CITI	5.000%	09/20/2014	6.947%		4,100	(258)	(451)	193
RRI Energy, Inc.	DUB	5.000%	09/20/2014	6.947%		1,600	(101)	(232)	131
RRI Energy, Inc.	GSC	5.000%	09/20/2014	6.469%		1,500	(71)	(255)	184
RRI Energy, Inc.	GSC	5.000%	09/20/2014	6.947%		20,150	(1,270)	(3,512)	2,242
RRI Energy, Inc.	MSC	5.000%	09/20/2014	6.947%		500	(31)	(85)	54
SLM Corp.	BCLY	5.000%	12/20/2013	4.572%		4,250	58	(468)	526
SLM Corp.	BOA	5.000%	12/20/2010	2.664%		24,200	164	(2,150)	2,314
SLM Corp.	BOA	5.000%	09/20/2014	4.873%		18,650	109	(2,611)	2,720
SLM Corp.	DUB	5.000%	06/20/2012	3.674%		9,900	233	(1,287)	1,520
SLM Corp.	DUB	5.000%	09/20/2014	4.873%		2,000	12	(225)	237
SLM Corp.	GSC	7.600%	03/20/2012	3.507%		4,750	289	0	289
SLM Corp.	MSC	5.000%	09/20/2011	2.949%		5,000	106	(300)	406
SLM Corp.	MSC	5.000%	06/20/2014	4.760%		6,000	56	(1,020)	1,076
SunGard Data Systems, Inc.	BCLY	5.000%	09/20/2014	4.682%		2,000	26	(230)	256
SunGard Data Systems, Inc.	CITI	5.000%	03/20/2014	4.275%		4,000	99	(261)	360
SunGard Data Systems, Inc.	MSC	3.800%	03/20/2013	1.192%		1,500	94	0	94
Swedbank AB	BOA	1.000%	12/20/2014	1.127%	EUR	2,500	(16)	(237)	221
Swedbank AB	UBS	1.000%	12/20/2014	1.127%		2,500	(16)	(237)	221
TRW Automotive Holdings Corp.	UBS	1.150%	03/20/2013	1.842%	$	2,000	(33)	0	(33)

							$16,190	$(44,953)	$61,143

See Accompanying Notes	Semiannual Report	September 30, 2010	69

Schedule of Investments PIMCO High Yield Fund (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	$	25,506	$(13,197)	$(17,854)	$4,657
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010		51,800	593	0	593
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010		9,290	29	0	29
CDX.HY-9 3-Year Index 35-100%	MLP	1.670%	12/20/2010		8,087	27	0	27
CDX.IG-9 5-Year Index 30-100%	BCLY	0.758%	12/20/2012		8,680	117	0	117
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012		11,574	157	0	157

						$(12,274)	$(17,854)	$5,580

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(o)	Transactions in written call and put options for the period ended September 30, 2010:

	Notional Amount	Premium
Balance at 03/31/2010	$1,317,300	$12,157
Sales	0	0
Closing Buys	(1,317,300)	(12,157)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2010	$0	$0

(p)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$8,034	$8,274	0.08%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,985	9,573	0.10%
Wilmington Trust Co.	10.732%	01/01/2013	05/09/1995 - 05/16/2003	2,241	2,338	0.03%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	07/28/1995 - 01/01/2010	3,080	3,196	0.03%

				$23,340	$23,381	0.24%

(q)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	99,000	10/2010	BOA	$3,219	$0	$3,219
Buy		472,534	10/2010	MSC	13,807	0	13,807
Sell		571,534	10/2010	MSC	0	(19,825)	(19,825)
Sell		472,534	12/2010	MSC	0	(13,714)	(13,714)
Sell	CHF	3,505	11/2010	CITI	0	(109)	(109)
Buy	CNY	14,978	11/2010	BCLY	0	(10)	(10)
Buy		24,285	11/2010	CITI	0	(18)	(18)
Buy		62,641	11/2010	DUB	0	(58)	(58)
Buy		24,682	11/2010	MSC	0	(28)	(28)
Buy		13,812	01/2011	BOA	1	0	1
Buy		17,657	01/2011	CITI	33	0	33
Buy		40,419	01/2011	DUB	72	0	72
Buy		24,567	01/2011	MSC	1	0	1
Sell	EUR	1,059	10/2010	BNP	0	(76)	(76)
Sell		2,533	10/2010	CITI	0	(164)	(164)
Sell		301,369	10/2010	DUB	0	(24,673)	(24,673)
Sell		2,073	10/2010	UBS	0	(109)	(109)
Sell		2,806	11/2010	BCLY	0	(108)	(108)
Sell		1,628	11/2010	BOA	0	(99)	(99)

70	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	1,399	11/2010	CITI	$3	$0	$3
Sell		3,520	11/2010	CITI	0	(309)	(309)
Sell		2,165	11/2010	CSFB	0	(133)	(133)
Sell		56,926	11/2010	DUB	0	(4,674)	(4,674)
Sell		3,305	11/2010	MSC	0	(303)	(303)
Sell		5,565	11/2010	RBS	6	(28)	(22)
Buy	GBP	2,934	12/2010	CITI	11	0	11
Sell		56,785	12/2010	CITI	0	(992)	(992)
Sell		12,231	12/2010	GSC	0	(162)	(162)
Sell		27,631	12/2010	UBS	0	(410)	(410)
Sell	JPY	7,790,000	10/2010	JPM	0	(5,297)	(5,297)
Sell		29,154	11/2010	MSC	0	(3)	(3)

					$17,153	$(71,302)	$(54,149)

(r)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)		Fair Value at 09/30/2010
Bank Loan Obligations	$0	$370,138	$0		$370,138
Corporate Bonds & Notes
Banking & Finance	0	2,055,574	16,753		2,072,327
Industrials	65,089	4,877,819	18,603		4,961,511
Utilities	0	1,055,598	3,196		1,058,794
Convertible Bonds & Notes
Industrials	0	21,016	0		21,016
Municipal Bonds & Notes
California	0	13,160	0		13,160
Puerto Rico	0	213	0		213
U.S. Government Agencies	0	228	0		228
Mortgage-Backed Securities	0	288,881	0		288,881
Asset-Backed Securities	0	51,596	0		51,596
Sovereign Issues	0	309,020	0		309,020
Common Stocks
Consumer Services	14,497	0	0		14,497
Energy	2,788	0	0		2,788
Transportation	0	0	0	*	0
Warrants
Energy	0	0	671		671
Convertible Preferred Securities
Banking & Finance	52,265	2	0		52,267
Preferred Securities
Banking & Finance	2,263	10,917	0		13,180

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short-Term Instruments
Repurchase Agreements	$0	$13,305	$0	$13,305
Japan Treasury Bills	0	93,311	0	93,311
U.S. Treasury Bills	0	63,848	0	63,848
PIMCO Short-Term Floating NAV Portfolio	548,103	0	0	548,103
Investments, at value	$685,005	$9,224,626	$39,223	$9,948,854

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	66,887	0	66,887
Foreign Exchange Contracts	0	17,153	0	17,153
Interest Rate Contracts	13,198	0	0	13,198
	$13,198	$84,040	$0	$97,238

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(164)	0	(164)
Foreign Exchange Contracts	0	(71,302)	0	(71,302)
	$0	$(71,466)	$0	$(71,466)

Totals	$698,203	$9,237,200	$39,223	$9,974,626

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$2,322	$14,306	$0	$2	$0	$123	$0	$0	$16,753	$123
Industrials	19,583	0	(1,031)	61	50	(60)	0	0	18,603	(125)
Utilities	3,173	0	0	2	0	21	0	0	3,196	21
Convertible Bonds & Notes
Banking & Finance	7,799	0	(7,852)	0	(148)	201	0	0	0	0
Warrants
Energy	1,042	0	0	0	0	(371)	0	0	671	(371)
Preferred Securities
Banking & Finance	12,298	0	(12,500)	0	188	14	0	0	0	0

Investments, at value	$46,217	$14,306	$(21,383)	$65	$90	$(72)	$0	$0	$39,223	$(352)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.

See Accompanying Notes	Semiannual Report	September 30, 2010	71

Schedule of Investments PIMCO High Yield Fund (Cont.)

September 30, 2010 (Unaudited)

(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(s)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$0	$0	$0	$0	$0	$0
Unrealized appreciation on foreign currency contracts	0	17,153	0	0	0	17,153
Unrealized appreciation on swap agreements	0	0	66,887	0	0	66,887

	$0	$17,153	$66,887	$0	$0	$84,040

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$71,302	$0	$0	$0	$71,302
Unrealized depreciation on swap agreements	0	0	164	0	0	164

	$0	$71,302	$164	$0	$0	$71,466

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$29,137	$0	$4,444	$0	$0	$33,581
Net realized (loss) on foreign currency transactions	0	(2,031)	0	0	0	(2,031)

	$29,137	$(2,031)	$4,444	$0	$0	$31,550

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(23,902)	$0	$12,004	$0	$0	$(11,898)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(49,054)	0	0	0	(49,054)

	$(23,902)	$(49,054)	$12,004	$0	$0	$(60,952)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $13,198 as reported in the Notes to Schedule of Investments.

72	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO High Yield Spectrum Fund

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 3.2%

Cardinal Health, Inc.
4.000% due 04/10/2014		$500	$464

First Data Corp.
3.014% due 09/24/2014		477	421

HCA, Inc.
2.539% due 11/17/2013		500	482

OSI Restaurant Partners LLC
2.625% due 06/14/2014		500	460

Texas Competitive Electric Holdings Co. LLC
3.758% due 10/10/2014		500	388

Univision Communications, Inc.
2.500% due 09/29/2014		500	439

Total Bank Loan Obligations (Cost $2,647)			2,654

CORPORATE BONDS & NOTES 77.7%

BANKING & FINANCE 15.1%

Ally Financial, Inc.
6.625% due 05/15/2012		250	261
7.500% due 09/15/2020		750	802

American General Finance Corp.
4.875% due 07/15/2012		250	238
5.375% due 10/01/2012		250	238

American International Group, Inc.
8.175% due 05/15/2068		250	252
8.625% due 05/22/2068	GBP	250	375

BAC Capital Trust VII
5.250% due 08/10/2035		250	313

Boats Investments BV
11.000% due 03/31/2017 (b)	EUR	346	391

CIT Group, Inc.
7.000% due 05/01/2015		$500	499
7.000% due 05/01/2016		500	495
7.000% due 05/01/2017		250	246

Conti-Gummi Finance BV
7.125% due 10/15/2018 (a)	EUR	225	303
7.500% due 09/15/2017		250	348

FCE Bank PLC
7.125% due 01/15/2013		500	711

Ford Motor Credit Co. LLC
5.625% due 09/15/2015		$500	515
8.700% due 10/01/2014		250	281

GMAC International Finance BV
7.500% due 04/21/2015	EUR	500	700

HBOS PLC
1.188% due 09/01/2016		250	299

ILFC E-Capital Trust II
6.250% due 12/21/2065		$250	170

Ineos Finance PLC
9.000% due 05/15/2015		250	262

ING Verzekeringen NV
6.375% due 05/07/2027	EUR	250	322

International Lease Finance Corp.
8.750% due 03/15/2017		$250	269

Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	250	343

LBG Capital No.1 PLC
6.439% due 05/23/2020		500	600
8.000% due 12/29/2049		$250	232

LBG Capital No.2 PLC
9.125% due 07/15/2020	GBP	250	384

Marina District Finance Co., Inc.
9.875% due 08/15/2018		$250	242

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MCE Finance Ltd.
10.250% due 05/15/2018		$250	$279

Regions Financial Corp.
7.375% due 12/10/2037		250	230

Royal Bank of Scotland Group PLC
7.648% due 08/29/2049		250	241
9.118% due 03/29/2049		250	248

SLM Corp.
8.450% due 06/15/2018		500	506

UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	250	357

Ziggo Bond Co. BV
8.000% due 05/15/2018		500	719

			12,671

INDUSTRIALS 58.2%

Advanced Micro Devices, Inc.
7.750% due 08/01/2020		$250	259

Air Canada
9.250% due 08/01/2015		250	254

Alere, Inc.
8.625% due 10/01/2018		250	254

Alliance One International, Inc.
10.000% due 07/15/2016		250	272

American Tire Distributors, Inc.
9.750% due 06/01/2017		250	268

Anadarko Petroleum Corp.
6.450% due 09/15/2036		500	502

Antero Resources Finance Corp.
9.375% due 12/01/2017		250	267

Ardagh Packaging Finance PLC
7.375% due 10/15/2017 (a)	EUR	150	204
9.250% due 10/15/2020 (a)		100	136

Bausch & Lomb, Inc.
9.875% due 11/01/2015		$500	534

BE Aerospace, Inc.
6.875% due 10/01/2020		250	256

Beazer Homes USA, Inc.
9.125% due 06/15/2018		200	188

Berry Plastics Corp.
5.276% due 02/15/2015		250	237
8.875% due 09/15/2014		250	244

Biomet, Inc.
10.375% due 10/15/2017 (b)		250	267
11.625% due 10/15/2017		500	559

Brigham Exploration Co.
8.750% due 10/01/2018		250	259

Building Materials Corp. of America
6.875% due 08/15/2018		250	247
7.500% due 03/15/2020		250	252

Capella Healthcare, Inc.
9.250% due 07/01/2017		250	268

Carlson Wagonlit BV
6.649% due 05/01/2015	EUR	500	642

Catalent Pharma Solutions, Inc.
9.750% due 04/15/2017		500	637

CCO Holdings LLC
7.250% due 10/30/2017		$250	255

Celanese U.S. Holdings LLC
6.625% due 10/15/2018		250	256

CF Industries, Inc.
7.125% due 05/01/2020		250	274

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chesapeake Energy Corp.
9.500% due 02/15/2015		$500	$581

Cirsa Funding Luxembourg S.A.
8.750% due 05/15/2018	EUR	250	348

Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		$1,000	1,065

Codere Finance Luxembourg S.A.
8.250% due 06/15/2015	EUR	250	343

Cognis GmbH
2.879% due 09/15/2013		300	409

Consol Energy, Inc.
8.250% due 04/01/2020		$500	549

Continental Resources, Inc.
7.125% due 04/01/2021		250	261

Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018		500	521

CSC Holdings LLC
7.625% due 07/15/2018		500	541

Digicel Group Ltd.
8.875% due 01/15/2015		250	256
10.500% due 04/15/2018		250	276

DISH DBS Corp.
7.875% due 09/01/2019		500	541

Diversey Holdings, Inc.
10.500% due 05/15/2020		525	604

DJO Finance LLC
10.875% due 11/15/2014		250	273

Dynegy Holdings, Inc.
7.750% due 06/01/2019		250	172

El Paso Corp.
7.750% due 01/15/2032		250	261
7.800% due 08/01/2031		250	261

Energy Transfer Equity LP
7.500% due 10/15/2020		250	264

First Data Corp.
3.006% due 09/24/2014		21	19

General Nutrition Centers, Inc.
5.750% due 03/15/2014 (b)		250	249

Georgia-Pacific LLC
8.000% due 01/15/2024		250	282
8.875% due 05/15/2031		500	573

Graham Packaging Co. LP
8.250% due 10/01/2018		250	255

Graphic Packaging International, Inc.
7.875% due 10/01/2018		250	258

Grohe Holding GmbH
3.710% due 01/15/2014	EUR	500	632

Harrah’s Operating Co., Inc.
10.000% due 12/15/2018		$250	201
11.250% due 06/01/2017		250	275

Harvest Operations Corp.
6.875% due 10/01/2017 (a)		100	103

HCA, Inc.
7.250% due 09/15/2020		250	269
9.625% due 11/15/2016 (b)		500	544

HeidelbergCement Finance BV
5.625% due 01/04/2018	EUR	250	325

Hertz Corp.
7.500% due 10/15/2018		$500	503

Hexion U.S. Finance Corp.
8.875% due 02/01/2018		750	739
9.750% due 11/15/2014		250	261

See Accompanying Notes	Semiannual Report	September 30, 2010	73

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Huntsman International LLC
8.625% due 03/15/2021		$250	$260

Inaer Aviation Finance Ltd.
9.500% due 08/01/2017	EUR	500	683

Ineos Group Holdings PLC
7.875% due 02/15/2016		500	574
8.500% due 02/15/2016		$250	213

Insight Communications Co., Inc.
9.375% due 07/15/2018		250	267

Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		750	758

Intelsat Luxembourg S.A.
11.250% due 02/04/2017		500	538
11.500% due 02/04/2017 (b)		250	269

Interactive Data Corp.
10.250% due 08/01/2018		1,000	1,075

Intergen NV
9.000% due 06/30/2017		500	531

Iron Mountain, Inc.
8.000% due 06/15/2020		250	265

ISS Financing PLC
11.000% due 06/15/2014	EUR	250	377

LifePoint Hospitals, Inc.
6.625% due 10/01/2020		$250	256

Linn Energy LLC
7.750% due 02/01/2021		500	507

Lyondell Chemical Co.
11.000% due 05/01/2018		500	556

McClatchy Co.
11.500% due 02/15/2017		250	267

MGM Resorts International
7.500% due 06/01/2016		250	213
9.000% due 03/15/2020		250	264

Michael Foods, Inc.
9.750% due 07/15/2018		450	484

Michaels Stores, Inc.
10.000% due 11/01/2014		250	265

Mueller Water Products, Inc.
8.750% due 09/01/2020		250	264

Multiplan, Inc.
9.875% due 09/01/2018		250	262

NBTY, Inc.
9.000% due 10/01/2018 (a)		500	528

NFR Energy LLC
9.750% due 02/15/2017		250	251

Nielsen Finance LLC
0.000% due 08/01/2016 (c)		250	252
7.750% due 10/15/2018 (a)		200	199
11.500% due 05/01/2016		250	285

Noranda Aluminum Acquisition Corp.
5.373% due 05/15/2015 (b)		250	206

Novelis, Inc.
7.250% due 02/15/2015		500	511

NXP BV
3.276% due 10/15/2013		250	237
9.500% due 10/15/2015		250	257

OSI Restaurant Partners, Inc.
10.000% due 06/15/2015		250	255

OXEA Finance
9.500% due 07/15/2017		350	379

Petrohawk Energy Corp.
7.250% due 08/15/2018		500	513

Picard Bondco SA
9.000% due 10/01/2018 (a)	EUR	100	143

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pinafore LLC
9.000% due 10/01/2018		$250	$264

Pinnacle Foods Finance LLC
8.250% due 09/01/2017		750	761
10.625% due 04/01/2017		500	534

Plains Exploration & Production Co.
7.625% due 04/01/2020		250	263

Quebecor Media, Inc.
7.750% due 03/15/2016		500	518

Quiksilver, Inc.
6.875% due 04/15/2015		250	238

QVC, Inc.
7.500% due 10/01/2019		250	263

RBS Global, Inc.
8.500% due 05/01/2018		1,000	1,021

Reynolds Group Issuer, Inc.
8.000% due 12/15/2016	EUR	250	322

Rhodia S.A.
6.875% due 09/15/2020		$250	256

Roadhouse Financing, Inc.
10.750% due 10/15/2017 (a)		375	386

Sally Holdings LLC
10.500% due 11/15/2016		250	275

SandRidge Energy, Inc.
8.625% due 04/01/2015 (b)		250	251
8.750% due 01/15/2020		250	250

Sealy Mattress Co.
8.250% due 06/15/2014		250	253
10.875% due 04/15/2016		250	284

Smithfield Foods, Inc.
7.750% due 07/01/2017		250	255

Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		250	268

Tenet Healthcare Corp.
8.000% due 08/01/2020		500	500

Thermon Industries, Inc.
9.500% due 05/01/2017		250	263

Trans Union LLC
11.375% due 06/15/2018		250	286

Transocean, Inc.
6.500% due 11/15/2020		250	273

Travelport LLC
9.000% due 03/01/2016		750	748

Triumph Group, Inc.
8.625% due 07/15/2018		250	270

UHS Escrow Corp.
7.000% due 10/01/2018		125	130

Universal City Development Partners Ltd.
8.875% due 11/15/2015		250	259
10.875% due 11/15/2016		250	272

UPC Holding BV
8.375% due 08/15/2020	EUR	1,000	1,374

Valeant Pharmaceuticals International
6.750% due 10/01/2017		$250	256
7.000% due 10/01/2020		250	256

Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		500	510

Vertellus Specialties, Inc.
9.375% due 10/01/2015		500	520

Visant Corp.
10.000% due 10/01/2017		250	262

Warner Chilcott Co. LLC
7.750% due 09/15/2018		350	361

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

West Corp.
8.625% due 10/01/2018 (a)		$500	$500

Whiting Petroleum Corp.
6.500% due 10/01/2018		50	51

Wind Acquisition Finance S.A.
11.750% due 07/15/2017	EUR	250	380

Windstream Corp.
7.750% due 10/15/2020 (a)		$250	253
7.875% due 11/01/2017		250	262

WMG Acquisition Corp.
7.375% due 04/15/2014		250	237

			48,854

UTILITIES 4.4%

AES Corp.
8.000% due 06/01/2020		500	545

Energy Future Holdings Corp.
10.000% due 01/15/2020		500	499

Frontier Communications Corp.
7.125% due 03/15/2019		344	354

Midwest Generation LLC
8.560% due 01/02/2016		174	172

NRG Energy, Inc.
8.250% due 09/01/2020		1,000	1,036

Sprint Capital Corp.
6.900% due 05/01/2019		250	252
8.750% due 03/15/2032		250	264

Sprint Nextel Corp.
8.375% due 08/15/2017		500	545

			3,667

Total Corporate Bonds & Notes (Cost $64,264)			65,192

		SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Citigroup Capital XIII
7.875% due 10/30/2040 (a)		1,000	25

Total Preferred Securities (Cost $25)			25

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 37.2%

REPURCHASE AGREEMENTS 16.6%

Barclays Capital, Inc.
0.190% due 10/01/2010		$5,800	5,800
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $5,921. Repurchase proceeds are $5,800.)

Credit Suisse Securities (USA) LLC
0.200% due 10/01/2010		1,500	1,500
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.375% due 09/30/2012 valued at $1,536. Repurchase proceeds are $1,500.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010		5,800	5,800
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $5,936. Repurchase proceeds are $5,800.)

74	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 10/01/2010	$842	$842
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $862. Repurchase proceeds are $842.)

		13,942

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 20.6%
1,726,893	17,300

Total Short-Term Instruments (Cost $31,243)	31,242

Total Investments 118.1% (Cost $98,179)	$99,113

Other Assets and Liabilities (Net) (18.1%)	(15,198)

Net Assets 100.0%	$83,915

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Payment in-kind bond security.
(c)	Security becomes interest bearing at a future date.
(d)	Affiliated to the Fund.
(e)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.HY-14 5-Year Index	CITI	5.000%	06/20/2015	$	1,000	$(7)	$(19)	$12
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		11,000	(273)	(311)	38

						$(280)	$(330)	$50

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	721	11/2010	BNP	$0	$(9)	$(9)
Sell		5,346	11/2010	CITI	0	(250)	(250)
Sell		797	11/2010	RBS	0	(47)	(47)
Sell	GBP	201	12/2010	CITI	0	0	0

					$0	$(306)	$(306)

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$464	$2,190	$0	$2,654
Corporate Bonds & Notes
Banking & Finance	0	12,368	303	12,671
Industrials	1,039	47,815	0	48,854
Utilities	0	3,667	0	3,667
Preferred Securities
Banking & Finance	25	0	0	25
Short-Term Instruments
Repurchase Agreements	0	13,942	0	13,942
PIMCO Short-Term Floating NAV Portfolio	17,300	0	0	17,300
Investments, at value	$18,828	$79,982	$303	$99,113

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$50	$0	$50

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	$0	$(306)	$0	$(306)

Totals	$18,828	$79,726	$303	$98,857

See Accompanying Notes	Semiannual Report	September 30, 2010	75

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

September 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 09/15/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$301	$0	$0	$0	$2	$0	$0	$303	$2

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(h)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on swap agreements	$0	$0	$50	$0	$0	$50

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$306	$0	$0	$0	$306

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$0	$4	$0	$0	$4

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$0	$0	$50	$0	$0	$50
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(306)	0	0	0	(306)

	$0	$(306)	$50	$0	$0	$(256)

(1)	See note 5 in the Notes to Financial Statements for additional information.

76	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%

Biomet, Inc.
3.256% due 03/25/2015		$622	$605
3.260% due 03/25/2015		152	148
3.289% due 03/25/2015		2,517	2,445

Charter Communications, Inc.
2.260% due 03/06/2014		2,893	2,828

CIT Group, Inc.
6.250% due 08/11/2015		3,564	3,599

Community Health Systems, Inc.
2.501% due 07/25/2014		7	7
2.549% due 07/25/2014		3,886	3,692

CSC Holdings LLC
2.007% due 01/29/2016		7,463	7,287
5.000% due 01/29/2016		19	18

Georgia-Pacific Corp.
3.542% due 01/03/2015		1,210	1,211
3.783% due 12/23/2014		305	305
3.783% due 01/03/2015		480	480

HCA, Inc.
3.539% due 03/31/2017		5,000	4,850

HD Supply, Inc.
3.040% due 08/30/2012		1,989	1,973

NRG Energy, Inc.
0.433% due 02/01/2013		2	2
2.040% due 02/01/2013		1,589	1,551
2.043% due 08/31/2015		5,951	5,951
6.480% due 08/31/2015		4,958	4,961

Total Bank Loan Obligations (Cost $42,107)			41,913

CORPORATE BONDS & NOTES 79.1%

BANKING & FINANCE 37.7%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		9,000	9,448
6.103% due 06/27/2012		5,100	5,371
7.700% due 08/07/2013		2,180	2,410
8.700% due 08/07/2018		31,900	39,990

Alleghany Corp.
5.625% due 09/15/2020		1,000	1,025

Allstate Corp.
7.450% due 05/16/2019		80	100

Ally Financial, Inc.
5.375% due 06/06/2011		2,000	2,032
6.000% due 04/01/2011		1,000	1,004
6.625% due 05/15/2012		100	103
6.875% due 09/15/2011		50	51
7.500% due 09/15/2020		8,100	8,667

AMB Property LP
6.625% due 12/01/2019		3,000	3,338

American Express Centurion Bank
6.000% due 09/13/2017		20,050	22,903

American Express Co.
6.150% due 08/28/2017		300	346
6.800% due 09/01/2066		2,465	2,483
7.000% due 03/19/2018		3,000	3,619
7.250% due 05/20/2014		2,500	2,935
8.125% due 05/20/2019		20,000	25,870

American General Finance Corp.
5.200% due 12/15/2011		2,600	2,535
5.900% due 09/15/2012		1,700	1,632

American International Group, Inc.
4.000% due 09/20/2011	EUR	2,000	2,732
4.375% due 04/26/2016		2,000	2,588
4.875% due 03/15/2067		1,700	1,680
4.900% due 06/02/2014	CAD	2,000	1,875
4.950% due 03/20/2012		$5,250	5,480

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.050% due 10/01/2015		$700	$716
5.450% due 05/18/2017		2,000	2,045
5.750% due 03/15/2067	GBP	600	688
5.850% due 01/16/2018		$22,920	23,837
6.250% due 05/01/2036		200	195
8.000% due 05/22/2068	EUR	2,000	2,604
8.175% due 05/15/2068		1,000	1,007
8.250% due 08/15/2018		29,500	34,515
8.625% due 05/22/2068	GBP	1,000	1,500

Anadarko Finance Co.
6.750% due 05/01/2011 (g)		2,900	2,990

AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		100	106

ANZ National International Ltd.
3.125% due 08/10/2015		1,100	1,115
6.200% due 07/19/2013		1,700	1,891

Australia & New Zealand Banking Group Ltd.
5.100% due 01/13/2020		10,500	11,451

Banco Santander Chile
1.771% due 04/20/2012		11,600	11,600
3.750% due 09/22/2015		13,800	14,025

Bank of America Corp.
4.500% due 04/01/2015		760	799
4.625% due 02/07/2017	EUR	2,000	2,744
4.750% due 08/01/2015		$200	212
5.625% due 10/14/2016		2,000	2,163
5.650% due 05/01/2018		29,050	30,826
5.750% due 08/15/2016		500	538
5.750% due 12/01/2017		26,800	28,695
6.000% due 09/01/2017		9,800	10,626
6.500% due 08/01/2016		26,150	29,454
7.375% due 05/15/2014		7,600	8,745

Bank of America N.A.
0.592% due 06/15/2017		5,170	4,332

Bank of Scotland PLC
5.500% due 06/15/2012		2,000	2,143

Bank One Corp.
5.250% due 01/30/2013		100	108

Barclays Bank PLC
5.125% due 01/08/2020		1,500	1,625
5.200% due 07/10/2014		10,800	11,988
5.926% due 09/29/2049		5,000	4,725
6.750% due 05/22/2019		11,000	13,094
7.375% due 06/29/2049		5,000	5,100
10.179% due 06/12/2021		11,890	15,884
14.000% due 11/29/2049	GBP	5,500	10,865

BB&T Corp.
5.200% due 12/23/2015		$2,000	2,204

Bear Stearns Cos. LLC
0.729% due 11/21/2016		8,900	8,336
5.550% due 01/22/2017		1,000	1,092
5.700% due 11/15/2014		100	113
7.250% due 02/01/2018		29,750	36,293

Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018		3,500	4,008

Block Financial LLC
7.875% due 01/15/2013		11,700	12,703

BNP Paribas
0.492% due 12/09/2016		4,000	3,926
7.195% due 06/29/2049		3,225	3,225

Boston Properties LP
5.875% due 10/15/2019		650	728
6.250% due 01/15/2013		2,800	3,083

BPCE S.A.
5.250% due 07/29/2049	EUR	4,600	5,584

Caelus Re Ltd.
6.549% due 06/07/2011		$500	506

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canadian Oil Sands Ltd.
7.750% due 05/15/2019		$26,225	$32,583

Capital One Capital V
10.250% due 08/15/2039		4,000	4,355

Capital One Capital VI
8.875% due 05/15/2040		14,500	15,334

Caterpillar Financial Services Corp.
7.150% due 02/15/2019		4,000	5,162

CBA Capital Trust II
6.024% due 03/29/2049		600	599

CIT Group, Inc.
7.000% due 05/01/2013		17,376	17,550
7.000% due 05/01/2014		3,165	3,173
7.000% due 05/01/2015		9,565	9,541
7.000% due 05/01/2016		3,441	3,407
7.000% due 05/01/2017		4,818	4,739

Citigroup, Inc.
0.418% due 03/07/2014		3,000	2,815
1.039% due 06/28/2013	EUR	1,800	2,332
1.104% due 02/09/2016		1,000	1,233
4.750% due 05/19/2015		$9,500	10,009
5.000% due 09/15/2014		9,700	10,087
5.375% due 08/09/2020		17,000	17,622
5.500% due 04/11/2013		24,100	25,877
5.500% due 10/15/2014		8,500	9,235
5.625% due 08/27/2012		400	423
5.850% due 07/02/2013		4,800	5,195
6.000% due 08/15/2017		22,960	24,847
6.010% due 01/15/2015		750	826
6.125% due 11/21/2017		30,725	33,611
6.125% due 05/15/2018		9,044	9,882
6.125% due 08/25/2036		600	586
6.375% due 08/12/2014		27,350	30,408
6.500% due 08/19/2013		10,800	11,941
8.500% due 05/22/2019		13,850	17,151

Commonwealth Bank of Australia
5.000% due 10/15/2019		6,400	6,950
5.000% due 03/19/2020		5,000	5,479

Countrywide Capital III
8.050% due 06/15/2027		12,000	12,660

Countrywide Financial Corp.
6.250% due 05/15/2016		70	75

Credit Suisse
6.000% due 02/15/2018		1,800	1,991

Credit Suisse USA, Inc.
6.125% due 11/15/2011		100	106

Crown Castle Towers LLC
5.495% due 01/15/2037		17,700	19,311
6.113% due 01/15/2040		27,220	30,121

Deutsche Bank AG
6.000% due 09/01/2017		1,200	1,385

Digital Realty Trust LP
4.500% due 07/15/2015		2,900	2,999

Federal Realty Investment Trust
5.900% due 04/01/2020		3,000	3,342

FIA Card Services N.A.
7.125% due 11/15/2012 (k)		45	49

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		9,714	10,358

First Union Capital I
7.935% due 01/15/2027		6,000	6,171

First Union Institutional Capital II
7.850% due 01/01/2027		3,910	4,072

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		5,300	5,301
5.542% due 06/15/2011		1,900	1,950
6.625% due 08/15/2017		1,500	1,600

See Accompanying Notes	Semiannual Report	September 30, 2010	77

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 10/01/2013		$1,000	$1,074
7.500% due 08/01/2012		6,525	6,929
7.800% due 06/01/2012		10,500	11,172
8.000% due 06/01/2014		9,900	10,838
8.000% due 12/15/2016		4,000	4,529
9.875% due 08/10/2011		6,325	6,701
12.000% due 05/15/2015		500	631

Gazprom Via White Nights Finance BV
10.500% due 03/25/2014		500	601

General Electric Capital Corp.
0.724% due 10/06/2015		1,300	1,215
5.500% due 09/15/2067	EUR	10,000	11,758
6.500% due 09/15/2067	GBP	500	733

Goldman Sachs Group, Inc.
0.740% due 03/22/2016		34,769	32,188
1.198% due 02/04/2013	EUR	1,700	2,247
1.199% due 11/15/2014		2,500	3,184
1.246% due 01/30/2017		1,100	1,321
5.125% due 01/15/2015		$1,300	1,409
5.350% due 01/15/2016		1,100	1,211
5.375% due 03/15/2020		18,600	19,641
5.950% due 01/18/2018		15,800	17,379
6.000% due 06/15/2020		28,600	31,515
6.150% due 04/01/2018		12,075	13,414
6.250% due 09/01/2017		5,700	6,398

HBOS Capital Funding LP
6.071% due 06/29/2049		9,555	8,504

HBOS PLC
6.750% due 05/21/2018		14,582	14,672

Hospitality Properties Trust
6.300% due 06/15/2016		1,515	1,618
6.750% due 02/15/2013		4,100	4,367

HSBC Bank PLC
4.125% due 08/12/2020		17,100	17,414

HSBC Bank USA N.A.
4.875% due 08/24/2020		18,600	19,438
7.000% due 01/15/2039		12,275	14,829

HSBC Capital Funding LP
4.610% due 12/29/2049		11,430	10,934

HSBC Finance Corp.
0.642% due 09/14/2012		1,800	1,771
0.768% due 04/24/2012		800	794
0.776% due 01/15/2014		3,000	2,856

HSBC Holdings PLC
6.500% due 05/02/2036		700	782
6.500% due 09/15/2037		7,400	8,326
6.800% due 06/01/2038		3,800	4,422

ING Bank NV
1.089% due 03/30/2012		21,800	21,733

International Lease Finance Corp.
5.350% due 03/01/2012		5,000	5,056
5.750% due 06/15/2011		2,000	2,020
6.500% due 09/01/2014		12,500	13,469
6.750% due 09/01/2016		12,700	13,652
7.125% due 09/01/2018		7,300	7,902

Intesa Sanpaolo SpA
3.625% due 08/12/2015		13,000	13,173
8.375% due 10/29/2049	EUR	100	138

JPMorgan Chase & Co.
1.128% due 09/26/2013		500	665
4.750% due 03/01/2015		$300	328
5.125% due 09/15/2014		100	110
5.250% due 05/01/2015		300	329
6.000% due 01/15/2018		28,300	32,366
6.300% due 04/23/2019		46,000	53,398
7.900% due 04/29/2049		26,273	28,251

JPMorgan Chase Bank N.A.
0.622% due 06/13/2016		3,000	2,846

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.875% due 06/13/2016		$3,100	$3,517
6.000% due 10/01/2017		350	398

LBG Capital No.1 PLC
6.439% due 05/23/2020	EUR	12,000	14,396
7.867% due 12/17/2019	GBP	3,100	4,602
7.869% due 08/25/2020		4,266	6,366
7.875% due 11/01/2020		$13,590	13,454
8.000% due 12/29/2049		5,000	4,650

LBG Capital No.2 PLC
9.125% due 07/15/2020	GBP	1,300	1,998

Lehman Brothers Holdings, Inc.
1.150% due 10/26/2010 (a)	JPY	800,000	1,551
4.800% due 03/13/2014 (a)		$300	68
6.625% due 01/18/2012 (a)		15,030	3,401
6.875% due 05/02/2018 (a)		3,403	817

Lloyds TSB Bank PLC
4.750% due 07/15/2011		9,000	9,198
5.800% due 01/13/2020		2,575	2,702
12.000% due 12/29/2049		5,100	5,889

Macquarie Group Ltd.
4.875% due 08/10/2017		5,300	5,384
7.300% due 08/01/2014		7,900	8,942

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		5,000	5,539
9.250% due 04/15/2019		2,000	2,626

Merrill Lynch & Co., Inc.
1.326% due 07/22/2014	EUR	1,000	1,283
1.428% due 09/14/2018		5,068	5,693
5.000% due 02/03/2014		$5,800	6,184
5.000% due 01/15/2015		7,500	7,998
5.700% due 05/02/2017		400	414
6.150% due 04/25/2013		2,200	2,406
6.400% due 08/28/2017		13,000	14,247
6.500% due 07/15/2018		22,671	24,835
6.875% due 04/25/2018		49,980	56,146
6.875% due 11/15/2018		2,850	3,197

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014		150	165

Morgan Stanley
0.570% due 04/19/2012		10,000	9,843
0.830% due 01/09/2014		8,700	8,230
0.975% due 10/18/2016		15,300	13,465
1.006% due 10/15/2015		14,500	13,316
1.188% due 11/29/2013	EUR	1,000	1,296
1.218% due 03/01/2013		11,400	14,800
1.222% due 04/13/2016		2,600	3,171
1.287% due 02/23/2012	CAD	7,400	7,065
1.299% due 05/02/2014	EUR	20,300	26,041
5.375% due 10/15/2015		$250	269
5.500% due 07/24/2020		11,400	11,767
5.750% due 10/18/2016		1,400	1,516
5.950% due 12/28/2017		6,600	7,100
6.000% due 04/28/2015		2,500	2,752
6.625% due 04/01/2018		12,900	14,323
7.300% due 05/13/2019		1,550	1,786

MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	710	1,051

National City Bank
0.663% due 06/07/2017		$2,600	2,338
6.200% due 12/15/2011		2,000	2,111

National City Bank of Kentucky
6.300% due 02/15/2011		1,000	1,021

Pacific Life Global Funding
5.150% due 04/15/2013		500	540

Pacific Life Insurance Co.
9.250% due 06/15/2039		6,800	8,694

Pearson Dollar Finance PLC
6.250% due 05/06/2018		2,000	2,314

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Preferred Term Securities XIII Ltd.
0.842% due 03/24/2034		$90	$55

Principal Life Income Funding Trusts
5.300% due 04/24/2013		500	541

Prudential Financial, Inc.
6.000% due 12/01/2017		1,500	1,695

Qatari Diar Finance QSC
3.500% due 07/21/2015		900	921

Rabobank Nederland NV
6.875% due 03/19/2020	EUR	20,000	26,460
11.000% due 06/29/2049		$9,555	12,458
11.000% due 12/29/2049		2,000	2,604

RBS Capital Trust A
6.467% due 12/29/2049 (a)	EUR	325	346

Regions Bank
7.500% due 05/15/2018		$6,500	6,858

Regions Financial Corp.
0.459% due 06/26/2012		3,500	3,345
7.750% due 11/10/2014		11,100	12,039

Royal Bank of Scotland Group PLC
3.950% due 09/21/2015		10,000	10,119
4.875% due 08/25/2014		10,000	10,621
4.875% due 03/16/2015		7,900	8,322
5.625% due 08/24/2020		20,000	21,006
6.990% due 10/29/2049 (a)		21,000	17,115

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		6,645	6,961
7.175% due 05/16/2013		200	216
7.750% due 05/29/2018		100	113
9.000% due 06/11/2014		600	692

RZD Capital Ltd.
5.739% due 04/03/2017		11,250	11,888

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		13,600	13,417

Simon Property Group LP
5.450% due 03/15/2013		5,200	5,507

SLM Corp.
0.798% due 01/27/2014		3,425	2,961
1.079% due 12/15/2010	EUR	1,500	2,033
1.234% due 04/26/2011		1,279	1,735
5.000% due 10/01/2013		$1,500	1,471
8.000% due 03/25/2020		5,900	5,864
8.450% due 06/15/2018		7,000	7,080

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		1,500	1,706
State Street Capital Trust III
8.250% due 01/29/2049		2,400	2,463

Sydney Airport Finance Co. Pty Ltd.
5.125% due 02/22/2021 (b)		5,000	4,995

TNK-BP Finance S.A.
6.125% due 03/20/2012		4,700	4,900
6.250% due 02/02/2015		1,000	1,062
6.625% due 03/20/2017		11,800	12,523
7.250% due 02/02/2020		6,500	7,126
7.500% due 03/13/2013		2,500	2,728
7.500% due 07/18/2016		25,600	28,574
7.875% due 03/13/2018		19,500	22,084

UBS AG
2.250% due 08/12/2013		1,800	1,820
4.875% due 08/04/2020		18,050	19,070
5.750% due 04/25/2018		12,500	14,133
5.875% due 12/20/2017		35,200	39,888

Ventas Realty LP
6.500% due 06/01/2016		1,400	1,463

Wachovia Bank N.A.
0.622% due 03/15/2016		13,500	12,399
5.000% due 08/15/2015		300	332

78	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Corp.
0.562% due 06/15/2017		$15,100	$13,465
5.750% due 06/15/2017		100	114
5.750% due 02/01/2018		14,248	16,261

Waha Aerospace BV
3.925% due 07/28/2020		19,700	20,285

WEA Finance LLC
5.750% due 09/02/2015		5,000	5,590
6.750% due 09/02/2019		10,000	11,867
7.500% due 06/02/2014		5,300	6,175

Wells Fargo & Co.
0.688% due 10/28/2015		8,000	7,568
0.999% due 08/01/2011	EUR	2,400	3,239
5.625% due 12/11/2017		$7,200	8,213
7.980% due 03/29/2049		2,000	2,115

Wells Fargo Bank N.A.
0.586% due 05/16/2016		3,800	3,505
4.750% due 02/09/2015		5,590	5,995
5.950% due 08/26/2036		400	417

Wells Fargo Capital XIII
7.700% due 12/29/2049		15,940	16,617

Wells Fargo Capital XV
9.750% due 09/29/2049		5,000	5,525

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		19,800	19,800

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016		300	332

			2,335,330

INDUSTRIALS 33.0%

Agilent Technologies, Inc.
5.500% due 09/14/2015		1,300	1,464

AGL Capital Corp.
5.250% due 08/15/2019		6,500	6,935

Alcoa, Inc.
5.950% due 02/01/2037		5,000	4,617
6.150% due 08/15/2020		7,200	7,416

Altria Group, Inc.
9.250% due 08/06/2019		43,644	58,598
9.700% due 11/10/2018		8,500	11,523

American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012		20	20
7.858% due 04/01/2013		8,700	9,113

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		37,704	44,491

American Renal Holdings
8.375% due 05/15/2018		600	621

American Stores Co.
8.000% due 06/01/2026		250	212

Anadarko Petroleum Corp.
6.200% due 03/15/2040		700	685
6.375% due 09/15/2017		3,300	3,642
6.450% due 09/15/2036		2,490	2,501
6.950% due 06/15/2019		8,755	9,786
8.700% due 03/15/2019		19,150	23,324

Anglo American Capital PLC
9.375% due 04/08/2014		22,385	27,587

Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020		1,000	1,131
7.750% due 01/15/2019		5,000	6,516

ArcelorMittal
7.000% due 10/15/2039		4,220	4,323

Aviation Capital Group
7.125% due 10/15/2020 (b)		15,600	15,600

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barrick Australian Finance Pty Ltd.
4.950% due 01/15/2020	$600	$670

BE Aerospace, Inc.
6.875% due 10/01/2020	1,000	1,025

Beckman Coulter, Inc.
6.875% due 11/15/2011	30	32

BHP Billiton Finance USA Ltd.
6.500% due 04/01/2019	15,150	18,625

BioMed Realty LP
6.125% due 04/15/2020	2,000	2,180

Biomet, Inc.
10.000% due 10/15/2017	2,100	2,328

Black & Decker Corp.
8.950% due 04/15/2014	4,000	4,936

Boston Scientific Corp.
4.500% due 01/15/2015	10,100	10,346

Brambles USA, Inc.
5.350% due 04/01/2020	3,000	3,220

British Sky Broadcasting Group PLC
9.500% due 11/15/2018	600	820

Canadian National Railway Co.
4.400% due 03/15/2013	80	86

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	108

Celanese U.S. Holdings LLC
6.625% due 10/15/2018	1,600	1,640

Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	1,500	1,525

Cenovus Energy, Inc.
5.700% due 10/15/2019	6,000	7,043

CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	173

Chemtura Corp.
7.875% due 09/01/2018	6,000	6,285

Chesapeake Energy Corp.
6.625% due 08/15/2020	7,250	7,612

Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017	1,000	1,028

Cliffs Natural Resources, Inc.
5.900% due 03/15/2020	3,000	3,300

Coffeyville Resources LLC
9.000% due 04/01/2015	500	530

Colorado Interstate Gas Co.
6.800% due 11/15/2015	491	581

Comcast Cable Communications LLC
8.875% due 05/01/2017	35	45

Comcast Corp.
5.700% due 07/01/2019	900	1,034
5.875% due 02/15/2018	28,600	33,045
6.500% due 01/15/2017	10,300	12,268

Concho Resources, Inc.
8.625% due 10/01/2017	9,000	9,585

Continental Airlines 2001-1 Class A-2 Pass-Through Trust
6.503% due 06/15/2011	100	102

Continental Airlines 2009-1 Pass-Through Trust
9.000% due 07/08/2016	7,499	8,549

Continental Airlines 2009-2 Class A Pass-Through Trust
7.250% due 05/10/2021	22,850	24,906

Continental Airlines, Inc.
6.750% due 09/15/2015	10,450	10,646

Continental Resources, Inc.
7.125% due 04/01/2021	700	732

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.375% due 10/01/2020	$11,425	$12,111
8.250% due 10/01/2019	5,000	5,500

Corp. GEO SAB de C.V.
8.875% due 09/25/2014	11,600	12,934

Cox Communications, Inc.
6.250% due 06/01/2018	2,000	2,309

CSC Holdings LLC
7.625% due 07/15/2018	12,500	13,531
7.875% due 02/15/2018	8,000	8,770
8.625% due 02/15/2019	6,000	6,780

CSN Islands XI Corp.
6.875% due 09/21/2019	1,000	1,105

CSN Resources S.A.
6.500% due 07/21/2020	4,050	4,339

CSX Corp.
6.250% due 03/15/2018	5,370	6,385

CVS Pass-Through Trust
7.507% due 01/10/2032	19,881	23,394

Daimler Finance North America LLC
5.750% due 09/08/2011	2,000	2,089
7.300% due 01/15/2012	507	545

DCP Midstream LLC
5.375% due 10/15/2015	100	113

DCP Midstream Operating LP
3.250% due 10/01/2015	5,000	5,028

Delta Air Lines 2000-1 Class A-1 Pass-Through Trust
6.619% due 09/18/2012	43	43

Delta Air Lines 2000-1 Class A-2 Pass-Through Trust
7.570% due 05/18/2012	6,783	6,824

Delta Air Lines 2001-1 Class A-2 Pass-Through Trust
7.111% due 03/18/2013	9,410	9,833

Delta Air Lines 2002-1 Class G-2 Pass-Through Trust
6.417% due 01/02/2014	35,850	37,643

Delta Air Lines 2009-1 Class A Pass-Through Trust
7.750% due 06/17/2021	2,951	3,275

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015	3,900	4,036
9.500% due 12/11/2019	4,500	5,085

DirecTV Holdings LLC
5.875% due 10/01/2019	4,500	5,116

Discovery Communications LLC
5.625% due 08/15/2019	700	790

DISH DBS Corp.
7.125% due 02/01/2016	1,500	1,584
7.875% due 09/01/2019	7,400	8,001

Dow Chemical Co.
8.550% due 05/15/2019	13,500	17,074

El Paso Natural Gas Co.
5.950% due 04/15/2017	5,445	6,021
8.375% due 06/15/2032	17,070	20,756

Enbridge Energy Partners LP
5.875% due 12/15/2016	1,200	1,370

EnCana Corp.
5.900% due 12/01/2017	18,500	21,627

Encore Acquisition Co.
9.500% due 05/01/2016	1,988	2,229

Energy Transfer Equity LP
7.500% due 10/15/2020	6,500	6,874

Energy Transfer Partners LP
5.950% due 02/01/2015	6,600	7,342
6.000% due 07/01/2013	3,330	3,655
6.125% due 02/15/2017	6,000	6,667
6.700% due 07/01/2018	4,500	5,249
8.500% due 04/15/2014	10,180	12,100

See Accompanying Notes	Semiannual Report	September 30, 2010	79

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.000% due 04/15/2019	$15,500	$19,892
9.700% due 03/15/2019	15,000	19,933

Enterprise Products Operating LLC
5.000% due 03/01/2015	200	221

Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	5,000	5,457
7.000% due 07/17/2012	2,800	3,033
7.900% due 05/15/2019	44,100	55,440

Forest Oil Corp.
7.250% due 06/15/2019	5,000	5,138

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	10,886	12,167

Freeport-McMoRan Corp.
8.750% due 06/01/2011	200	209
9.500% due 06/01/2031	200	271

GATX Corp.
4.750% due 05/15/2015	7,500	8,031

Gazprom Via Gaz Capital S.A.
7.288% due 08/16/2037	2,000	2,238
7.510% due 07/31/2013	5,000	5,536
8.125% due 07/31/2014	14,200	16,171
8.625% due 04/28/2034	3,200	4,080
9.250% due 04/23/2019	37,250	46,562

Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020	2,087	2,262

General Electric Co.
5.250% due 12/06/2017	3,500	3,945

Georgia-Pacific LLC
7.250% due 06/01/2028	820	847
7.375% due 12/01/2025	2,500	2,600
7.750% due 11/15/2029	12,915	13,625
8.000% due 01/15/2024	1,500	1,691
8.875% due 05/15/2031	14,000	16,030

Gerdau Holdings, Inc.
7.000% due 01/20/2020	9,050	10,159

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020 (b)	37,000	36,740

GTL Trade Finance, Inc.
7.250% due 10/20/2017	15,320	17,139

Harvest Operations Corp.
6.875% due 10/01/2017 (b)	2,500	2,569

HCA, Inc.
7.250% due 09/15/2020	6,075	6,531
7.875% due 02/15/2020	3,000	3,296
8.500% due 04/15/2019	24,600	27,552
9.875% due 02/15/2017	2,500	2,775

Kern River Funding Corp.
4.893% due 04/30/2018	50	53

Kerr-McGee Corp.
7.875% due 09/15/2031	3,500	3,987

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	219
5.300% due 09/15/2020	2,200	2,376
5.625% due 02/15/2015	14,390	16,151
5.800% due 03/01/2021	21,200	23,722
5.950% due 02/15/2018	27,347	30,932
6.000% due 02/01/2017	5,200	5,876
6.500% due 09/01/2039	5,500	5,967
6.850% due 02/15/2020	6,100	7,285
7.125% due 03/15/2012	5,178	5,561
9.000% due 02/01/2019	23,380	30,494

Kraft Foods, Inc.
6.500% due 08/11/2017	300	360

L-3 Communications Corp.
5.200% due 10/15/2019	10,000	10,828

Limited Brands, Inc.
5.250% due 11/01/2014	899	921

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lyondell Chemical Co.
8.000% due 11/01/2017	$18,500	$20,258
11.000% due 05/01/2018	7,500	8,334

Magellan Midstream Partners LP
6.400% due 07/15/2018	3,900	4,599
6.550% due 07/15/2019	9,500	11,367

Masco Corp.
5.875% due 07/15/2012	5,000	5,191

Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	19,900	21,267
6.700% due 09/15/2019	20,825	22,887

Motiva Enterprises LLC
5.750% due 01/15/2020	2,000	2,292

Motorola, Inc.
5.375% due 11/15/2012	5,000	5,326

Mylan, Inc.
7.875% due 07/15/2020	300	323

Nakilat, Inc.
6.067% due 12/31/2033	2,500	2,769

NBC Universal, Inc.
4.375% due 04/01/2021 (b)	17,100	17,345

Newell Rubbermaid, Inc.
5.500% due 04/15/2013	10,000	10,879

Newfield Exploration Co.
6.875% due 02/01/2020	4,150	4,430
7.125% due 05/15/2018	11,700	12,548

Noble Group Ltd.
4.875% due 08/05/2015	2,900	3,007
6.750% due 01/29/2020	5,000	5,404

Northwest Airlines 2002-1 Class G-1 Pass-Through Trust
1.095% due 05/20/2014	947	893

Northwest Pipeline GP
5.950% due 04/15/2017	200	232
6.050% due 06/15/2018	30	35

Petrobras International Finance Co.
5.750% due 01/20/2020	24,600	27,352
5.875% due 03/01/2018	3,750	4,185
7.875% due 03/15/2019	8,500	10,642

Petrohawk Energy Corp.
7.250% due 08/15/2018	17,300	17,733
7.875% due 06/01/2015	4,875	5,131
10.500% due 08/01/2014	2,400	2,730

PHH Corp.
9.250% due 03/01/2016	200	209

Philip Morris International, Inc.
5.650% due 05/16/2018	1,550	1,818

Pioneer Natural Resources Co.
6.650% due 03/15/2017	8,000	8,569
6.875% due 05/01/2018	10,000	10,752
7.500% due 01/15/2020	7,700	8,510

Plains All American Pipeline LP
6.125% due 01/15/2017	1,400	1,567

Potash Corp. of Saskatchewan, Inc.
6.500% due 05/15/2019	2,600	3,044

Pride International, Inc.
6.875% due 08/15/2020	12,100	13,234
8.500% due 06/15/2019	41,800	48,697

Principal Financial Group, Inc.
8.875% due 05/15/2019	10,000	13,182

Range Resources Corp.
6.750% due 08/01/2020	16,550	17,295
7.500% due 10/01/2017	1,315	1,407

Reynolds American, Inc.
7.250% due 06/01/2013	2,050	2,305
7.750% due 06/01/2018	300	356

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rio Tinto Finance USA Ltd.
6.500% due 07/15/2018	$2,100	$2,536
9.000% due 05/01/2019	9,700	13,556

Rockies Express Pipeline LLC
5.625% due 04/15/2020	2,750	2,770
6.250% due 07/15/2013	38,745	42,125
6.850% due 07/15/2018	23,700	26,169

RR Donnelley & Sons Co.
6.125% due 01/15/2017	7,000	7,341

Ryder System, Inc.
6.000% due 03/01/2013	3,000	3,248

SBA Tower Trust
4.254% due 04/15/2040	9,200	9,796

Southeast Supply Header LLC
4.850% due 08/15/2014	16,400	17,426

Southern Natural Gas Co.
5.900% due 04/01/2017	6,800	7,497

Southwest Airlines Co.
10.500% due 12/15/2011	8,000	8,776

Steel Dynamics, Inc.
7.750% due 04/15/2016	300	314

Symantec Corp.
4.200% due 09/15/2020	4,000	4,024

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	37	41

Teck Resources Ltd.
4.500% due 01/15/2021	2,000	2,076
9.750% due 05/15/2014	500	617
10.250% due 05/15/2016	8,050	9,792
10.750% due 05/15/2019	4,050	5,108

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	400	439
7.500% due 04/01/2017	800	942
8.375% due 06/15/2032	1,400	1,702

Time Warner Cable, Inc.
5.000% due 02/01/2020	11,600	12,444
5.850% due 05/01/2017	16,590	18,940
6.750% due 07/01/2018	1,450	1,732
8.250% due 02/14/2014	500	597
8.250% due 04/01/2019	6,000	7,758
8.750% due 02/14/2019	2,750	3,637

Toll Brothers Finance Corp.
6.750% due 11/01/2019	2,500	2,592
8.910% due 10/15/2017	2,000	2,331

TransCanada Pipelines Ltd.
7.125% due 01/15/2019	10,500	13,323

Transcontinental Gas Pipe Line Co. LLC
8.875% due 07/15/2012	30	34

Transocean, Inc.
6.000% due 03/15/2018	29,696	31,628
6.500% due 11/15/2020	9,900	10,801

UAL 1991 Pass-Through Trust AB
10.125% due 03/22/2015 (a)	67	26

UAL 2009-1 Pass-Through Trust
10.400% due 05/01/2018	34,932	38,949

UAL 2009-2A Pass-Through Trust
9.750% due 01/15/2017	6,995	7,712

UHS Escrow Corp.
7.000% due 10/01/2018	16,275	16,885

Union Pacific Corp.
5.780% due 07/15/2040	8,600	9,511

UnitedHealth Group, Inc.
6.000% due 06/15/2017	1,000	1,170
6.000% due 02/15/2018	11,400	13,328

Urbi Desarrollos Urbanos SAB de C.V.
9.500% due 01/21/2020	11,200	12,796

80	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vale Overseas Ltd.
4.625% due 09/15/2020	$5,100	$5,292
6.875% due 11/21/2036	5,000	5,723
6.875% due 11/10/2039	33,700	38,782
8.250% due 01/17/2034	70	89

Vivendi S.A.
5.750% due 04/04/2013	500	545

Wesfarmers Ltd.
6.998% due 04/10/2013	8,000	8,911

Weyerhaeuser Co.
6.750% due 03/15/2012	19,141	20,202

Whiting Petroleum Corp.
6.500% due 10/01/2018	1,000	1,028

Williams Cos., Inc.
7.875% due 09/01/2021	5,258	6,396

Williams Partners LP
3.800% due 02/15/2015	2,400	2,529

Woolworths Ltd.
4.000% due 09/22/2020	4,600	4,697

Wynn Las Vegas LLC
7.875% due 11/01/2017	5,950	6,411

Yum! Brands, Inc.
8.875% due 04/15/2011	140	146

		2,041,453

UTILITIES 8.4%

Ameren Illinois Co.
9.750% due 11/15/2018	488	655

Appalachian Power Co.
5.000% due 06/01/2017	4,000	4,355
5.650% due 08/15/2012	300	322
7.950% due 01/15/2020	17,000	22,278

AT&T Corp.
8.000% due 11/15/2031	116	156

AT&T, Inc.
5.350% due 09/01/2040	3,894	3,926
5.600% due 05/15/2018	3,000	3,511
5.800% due 02/15/2019	11,800	14,088

BP Capital Markets PLC
5.250% due 11/07/2013	15,349	16,730

Bruce Mansfield Unit
6.850% due 06/01/2034	98	110

CenturyLink, Inc.
8.375% due 10/15/2010	100	100

CMS Energy Corp.
1.476% due 01/15/2013	2,000	1,910
4.250% due 09/30/2015	1,700	1,724

Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	107

Consumers Energy Co.
5.000% due 02/15/2012	100	105
6.875% due 03/01/2018	3,534	4,244

Deutsche Telekom International Finance BV
6.000% due 07/08/2019	12,000	14,301
6.750% due 08/20/2018	15,128	18,551

Duke Energy Corp.
5.050% due 09/15/2019	12,000	13,375
6.250% due 06/15/2018	6,000	7,174

Duquesne Light Holdings, Inc.
6.400% due 09/15/2020	1,250	1,273

E.ON International Finance BV
5.800% due 04/30/2018	1,100	1,304

EDF S.A.
6.500% due 01/26/2019	8,500	10,397

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Embarq Corp.
6.738% due 06/01/2013	$2,500	$2,739
7.082% due 06/01/2016	2,600	2,894

Entergy Corp.
5.125% due 09/15/2020	10,000	9,985

Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020 (b)	1,700	1,708
5.590% due 10/01/2024	4,000	4,564

Entergy Gulf States, Inc.
4.875% due 11/01/2011	100	100

Entergy Louisiana LLC
5.560% due 09/01/2015	50	50

Entergy Texas, Inc.
7.125% due 02/01/2019	4,300	5,262

Indiana Michigan Power Co.
7.000% due 03/15/2019	10,700	13,158

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	100	106

Kentucky Power Co.
6.000% due 09/15/2017	200	227

Majapahit Holding BV
7.750% due 01/20/2020	950	1,145

Metropolitan Edison Co.
7.700% due 01/15/2019	4,500	5,647

Nakilat, Inc.
6.067% due 12/31/2033	2,500	2,759

NGPL PipeCo LLC
6.514% due 12/15/2012	29,742	31,648
7.119% due 12/15/2017	57,190	62,139
7.768% due 12/15/2037	2,000	2,076

Northern States Power Co.
5.350% due 11/01/2039	1,700	1,884

NRG Energy, Inc.
8.250% due 09/01/2020	10,000	10,362

Oncor Electric Delivery Co. LLC
6.375% due 01/15/2015	4,000	4,656
6.800% due 09/01/2018	17,700	21,711

Pennsylvania Electric Co.
5.200% due 04/01/2020	20,000	21,889

Progress Energy, Inc.
6.850% due 04/15/2012	200	217
7.100% due 03/01/2011	94	96

PSEG Power LLC
5.320% due 09/15/2016	19,702	22,088

Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	174

Public Service Electric & Gas Co.
5.300% due 05/01/2018	300	343

Qwest Corp.
3.542% due 06/15/2013	100	105

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	6,000	6,499

Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.750% due 09/30/2019	7,400	8,842

Telecom Italia Capital S.A.
1.135% due 07/18/2011	4,400	4,384
4.950% due 09/30/2014	2,900	3,091
5.250% due 11/15/2013	4,300	4,624
6.175% due 06/18/2014	14,600	16,118
6.200% due 07/18/2011	3,000	3,109

Telefonica Emisiones SAU
4.949% due 01/15/2015	1,800	1,972
6.221% due 07/03/2017	12,600	14,730
6.421% due 06/20/2016	10,775	12,649

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TELUS Corp.
8.000% due 06/01/2011	$12	$13

Verizon Communications, Inc.
6.100% due 04/15/2018	25,700	30,605
6.350% due 04/01/2019	19,200	23,466

Verizon New England, Inc.
6.500% due 09/15/2011	200	210

Vodafone Group PLC
5.625% due 02/27/2017	16,000	18,333

		519,073

Total Corporate Bonds & Notes (Cost $4,403,971)		4,895,856

CONVERTIBLE BONDS & NOTES 0.3%

INDUSTRIALS 0.3%

Transocean, Inc.
1.500% due 12/15/2037	13,400	13,144
1.625% due 12/15/2037	4,600	4,588

Total Convertible Bonds & Notes (Cost $16,645)		17,732

MUNICIPAL BONDS & NOTES 1.9%

CALIFORNIA 0.9%

California State General Obligation Bonds, Series 2009
7.500% due 04/01/2034	7,200	7,841
7.550% due 04/01/2039	1,300	1,415

California State General Obligation Notes, Series 2009
5.250% due 04/01/2014	3,000	3,205
5.450% due 04/01/2015	14,000	15,095
5.950% due 04/01/2016	5,000	5,502

Riverside, California Revenue Bonds, Series 2009
7.000% due 08/01/2029	2,000	2,187

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	1,500	1,514

Stockton, California Public Financing Authority Revenue Bonds, Series 2009
7.942% due 10/01/2038	12,500	13,336

West Contra Costa, California Unified School District General Obligation Bonds, Series 2009
8.460% due 08/01/2034	5,000	5,607

		55,702

COLORADO 0.1%

Colorado State Metro Wastewater Reclamation District Revenue Bonds, Series 2009
5.775% due 04/01/2029	7,500	8,256

FLORIDA 0.0%

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041	2,100	2,129

LOUISIANA 0.1%

Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	3,000	3,032

OHIO 0.1%

Hamilton County, Ohio Revenue Bonds, Series 2009
6.500% due 12/01/2034	2,500	2,727

See Accompanying Notes	Semiannual Report	September 30, 2010	81

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 0.7%

Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	$10,000	$10,864

Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	18,000	20,008

Texas State General Obligation Bonds, Series 2009
6.072% due 10/01/2029	10,000	10,935

		41,807

WASHINGTON 0.0%

Spokane County, Washington Revenue Bonds, Series 2009
6.474% due 12/01/2029	2,000	2,150

Total Municipal Bonds & Notes (Cost $106,290)		115,803

U.S. TREASURY OBLIGATIONS 27.1%

U.S. Treasury Bonds
3.500% due 02/15/2039	92	89
4.250% due 05/15/2039	105,450	115,946
4.375% due 11/15/2039 (f)(h)	71,600	80,315
4.375% due 05/15/2040	19,100	21,449
4.500% due 08/15/2039 (h)	169,274	193,792
4.625% due 02/15/2040 (f)(h)	36,150	42,233

U.S. Treasury Notes
1.250% due 08/31/2015	268,300	268,342
3.125% due 05/15/2019	3,500	3,721
3.250% due 03/31/2017 (f)	193,000	210,521
3.375% due 11/15/2019	69,800	75,220
3.625% due 02/15/2020 (e)(f)(h)	466,804	512,098
9.250% due 02/15/2016	27,150	38,233
9.875% due 11/15/2015	79,400	113,145

U.S. Treasury Strips
0.000% due 08/15/2039	9,900	3,153

Total U.S. Treasury Obligations (Cost $1,650,357)		1,678,257

MORTGAGE-BACKED SECURITIES 0.3%

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	110	115
5.934% due 02/10/2051	1,000	1,077

Bear Stearns Alt-A Trust
5.110% due 11/25/2034	265	249

Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	1,300	1,407
5.887% due 12/10/2049	91	98

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	200	218
5.886% due 11/15/2044	100	108

Countrywide Alternative Loan Trust
6.000% due 01/25/2037	135	95

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Mortgage Capital Certificates
0.327% due 02/15/2022		$3,102	$2,874
5.467% due 09/15/2039		100	105

GS Mortgage Securities Corp. II
5.560% due 11/10/2039		2,500	2,667

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		2,500	2,625

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		200	211

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		2,000	2,075
5.700% due 09/12/2049		100	105

Merrill Lynch Mortgage Investors, Inc.
2.953% due 05/25/2033		46	47

Morgan Stanley Capital I
5.569% due 12/15/2044		1,000	990

OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,250

Structured Adjustable Rate Mortgage Loan Trust
2.810% due 03/25/2034		83	82

Thornburg Mortgage Securities Trust
6.178% due 09/25/2037		377	369

Wells Fargo Mortgage-Backed Securities Trust
4.564% due 12/25/2033		387	403

Total Mortgage-Backed Securities (Cost $16,111)			19,170

ASSET-BACKED SECURITIES 0.5%

Bank of America Auto Trust
1.160% due 02/15/2012		3,097	3,100

Bumper 2 S.A.
2.379% due 06/20/2022	EUR	3,656	4,996

Ford Credit Auto Owner Trust
1.677% due 06/15/2012		$413	414
1.877% due 05/15/2012		945	949

MBNA Credit Card Master Note Trust
0.297% due 05/15/2013		500	500

SLM Student Loan Trust
1.998% due 04/25/2023		17,918	18,565

Total Asset-Backed Securities (Cost $27,891)			28,524

SOVEREIGN ISSUES 0.6%

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	1,700	2,320

Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	928

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		427	248
10.000% due 01/01/2017		8,600	4,702

Export-Import Bank of Korea
5.125% due 06/29/2020		$2,600	2,810
5.875% due 01/14/2015		22,200	24,865

Total Sovereign Issues (Cost $32,391)			35,873

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Wells Fargo & Co.
7.500% due 12/31/2049	15,500	$15,593

Total Convertible Preferred Securities (Cost $10,320)		15,593

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Farm Credit Bank
10.000% due 11/29/2049	10,000	10,422

SLM Corp.
3.148% due 03/15/2017	21,400	384

Total Preferred Securities (Cost $10,241)		10,806

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS 0.3%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	$6,000	6,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $6,121. Repurchase proceeds are $6,000.)

Morgan Stanley
0.250% due 10/01/2010	15,000	15,000
(Dated 09/30/2010. Collateralized by Freddie Mac 5.135% due 03/21/2011 valued at $15,380. Repurchase proceeds are $15,000.)

		21,000

U.S. TREASURY BILLS 0.0%
0.129% due 10/14/2010 - 01/13/2011 (c)(f)	710	710

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.1%
	703,503	7,048

Total Short-Term Instruments (Cost $28,758)		28,758

Total Investments 111.3% (Cost $6,345,082)		$6,888,285

Written Options (j) (0.5%) (Premiums $14,832)		(32,622)

Other Assets and Liabilities (Net) (10.8%)		(664,827)

Net Assets 100.0%		$6,190,836

82	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $549 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.

September 30, 2010 (Unaudited)

(f)	Securities with an aggregate market value of $26,548 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $45,194 at a weighted average interest rate of 0.089%. On September 30, 2010, securities valued at $1,031 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $4,189 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Australia Government 10-Year Bond December Futures	Long	12/2010	827	$506
U.S. Treasury 2-Year Note December Futures	Long	12/2010	133	60
U.S. Treasury 10-Year Note December Futures	Long	12/2010	1,297	1,339

				$1,905

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	BNP	(1.300%	)	12/20/2018	1.439%	$	3,000	$29	$0	$29
American Electric Power Co., Inc.	BCLY	(0.793%	)	06/20/2019	0.818%		36,000	61	0	61
American International Group, Inc.	GSC	(5.000%	)	09/20/2018	2.386%		10,000	(1,710)	(926)	(784)
Black & Decker Corp.	BCLY	(2.250%	)	06/20/2014	0.269%		4,000	(295)	0	(295)
Block Financial LLC	BOA	(1.550%	)	03/20/2013	4.070%		10,000	572	0	572
Block Financial LLC	CSFB	(1.110%	)	03/20/2013	4.070%		1,700	115	0	115
Cardinal Health, Inc.	BOA	(0.580%	)	06/20/2013	0.406%		5,000	(25)	0	(25)
Centex Corp.	BOA	(1.000%	)	06/20/2015	1.735%		4,000	129	133	(4)
Centex Corp.	DUB	(1.000%	)	03/20/2013	1.294%		13,000	89	(22)	111
CSX Corp.	BCLY	(1.440%	)	03/20/2018	0.633%		5,370	(303)	0	(303)
CSX Corp.	BNP	(1.000%	)	03/20/2014	0.415%		250	(5)	3	(8)
Dow Chemical Co.	CITI	(1.000%	)	06/20/2019	1.831%		2,500	153	226	(73)
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	2.818%		2,500	219	229	(10)
DR Horton, Inc.	BNP	(1.000%	)	06/20/2016	2.840%		5,000	459	328	131
DR Horton, Inc.	GSC	(1.000%	)	09/20/2014	2.494%		1,500	82	81	1
Embarq Corp.	DUB	(1.000%	)	06/20/2013	1.211%		2,500	13	(6)	19
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.936%		2,000	97	(32)	129
Freeport-McMoRan Corp.	GSC	(0.520%	)	09/20/2011	0.153%		200	(1)	0	(1)
Goldman Sachs Group, Inc.	JPM	(1.000%	)	06/20/2015	1.468%		10,300	211	181	30
KB Home	BNP	(1.000%	)	06/20/2015	4.468%		2,500	352	232	120
KB Home	DUB	(1.000%	)	03/20/2014	3.999%		3,000	286	249	37
Limited Brands, Inc.	BNP	(1.000%	)	12/20/2014	1.768%		1,250	38	96	(58)
Marsh & McLennan Cos., Inc.	BOA	(0.900%	)	06/20/2019	1.481%		2,000	86	0	86
Marsh & McLennan Cos., Inc.	CITI	(1.000%	)	09/20/2015	1.277%		5,000	64	(141)	205
Masco Corp.	BCLY	(1.000%	)	09/20/2012	1.846%		5,000	81	113	(32)
Motorola, Inc.	JPM	(1.000%	)	12/20/2012	0.407%		5,000	(68)	252	(320)
Newell Rubbermaid, Inc.	BOA	(0.660%	)	06/20/2013	0.852%		10,000	50	0	50
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.638%		2,000	(19)	0	(19)
RR Donnelley & Sons Co.	BOA	(1.850%	)	03/20/2017	2.894%		7,000	401	0	401
Ryder System, Inc.	CITI	(3.060%	)	03/20/2013	0.979%		3,000	(156)	0	(156)
Ryland Group, Inc.	BCLY	(1.000%	)	06/20/2017	2.730%		550	54	40	14
Ryland Group, Inc.	RBS	(1.000%	)	06/20/2017	2.730%		500	49	37	12
Toll Brothers Finance Corp.	GSC	(1.000%	)	12/20/2017	2.334%		2,100	173	55	118

								$1,281	$1,128	$153

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	CITI	5.000%	09/20/2015	3.041%	$	10,000	$888	$848	$40
Alcoa, Inc.	DUB	1.000%	06/20/2015	2.952%		4,200	(349)	(179)	(170)
Alcoa, Inc.	MSC	1.000%	06/20/2015	2.952%		600	(50)	(67)	17
Ally Financial, Inc.	JPM	1.840%	06/20/2012	2.860%		500	(8)	0	(8)
American Express Co.	JPM	2.750%	03/20/2014	0.685%		3,000	214	0	214
American International Group, Inc.	BOA	5.000%	09/20/2011	1.043%		4,000	160	(200)	360
American International Group, Inc.	CITI	1.550%	03/20/2013	1.637%		1,000	(2)	0	(2)
American International Group, Inc.	DUB	0.890%	12/20/2012	1.534%		100	(1)	0	(1)
American International Group, Inc.	DUB	0.900%	12/20/2012	1.534%		300	(4)	0	(4)
American International Group, Inc.	JPM	2.062%	03/20/2013	1.637%		1,000	11	0	11
American International Group, Inc.	UBS	5.000%	09/20/2014	2.089%		1,000	110	(140)	250
Australia Government Bond	UBS	1.000%	09/20/2015	0.430%		6,100	171	155	16
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.536%		25,000	(559)	(502)	(57)
Berkshire Hathaway Finance Corp.	DUB	1.230%	12/20/2013	1.359%		5,000	(18)	0	(18)
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	1.536%		10,000	(223)	(83)	(140)
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2015	1.536%		15,000	(335)	(187)	(148)

See Accompanying Notes	Semiannual Report	September 30, 2010	83

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	MSC	1.000%	03/20/2015	1.536%	$	25,000	$(559)	$(468)	$(91)
BHP Billiton Finance USA Ltd.	CSFB	1.000%	09/20/2015	1.011%		8,500	(2)	(49)	47
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	1.011%		16,200	(3)	(71)	68
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	1.011%		800	0	(4)	4
BHP Billiton Finance USA Ltd.	MSC	1.000%	09/20/2015	1.011%		1,900	(1)	(11)	10
BHP Billiton Finance USA Ltd.	RBS	1.000%	09/20/2015	1.011%		3,500	0	(8)	8
BMW U.S. Capital LLC	CITI	1.000%	09/20/2015	0.853%		7,800	57	11	46
BMW U.S. Capital LLC	GSC	1.000%	09/20/2015	0.853%		26,000	190	63	127
BP Capital Markets PLC	CSFB	1.000%	06/20/2015	1.604%		25,000	(660)	119	(779)
BP Capital Markets PLC	DUB	1.000%	06/20/2015	1.604%		10,000	(264)	57	(321)
BP Capital Markets PLC	MSC	1.000%	06/20/2015	1.604%		5,000	(132)	31	(163)
Brazil Government International Bond	BCLY	1.000%	09/20/2011	0.588%		3,000	13	9	4
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.128%		7,300	(42)	(62)	20
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.154%		15,800	(116)	(133)	17
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.099%		1,150	(4)	(10)	6
Brazil Government International Bond	DUB	1.000%	03/20/2011	0.487%		10,000	27	48	(21)
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.154%		3,000	(22)	(28)	6
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%		2,500	(15)	(25)	10
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.033%		400	0	(4)	4
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.099%		10,000	(42)	(129)	87
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.154%		7,300	(54)	(54)	0
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.487%		26,500	72	122	(50)
Canadian Natural Resources Ltd.	BCLY	1.000%	09/20/2015	1.046%		1,500	(3)	(7)	4
Canadian Natural Resources Ltd.	DUB	5.000%	06/20/2014	0.869%		7,000	1,064	370	694
Canadian Natural Resources Ltd.	HSBC	1.000%	09/20/2015	1.046%		2,000	(4)	(7)	3
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	1.046%		4,100	(8)	(14)	6
Canadian Natural Resources Ltd.	RBS	1.000%	09/20/2015	1.046%		36,800	(70)	(162)	92
Charter Communications, Inc.	CITI	2.500%	09/20/2011	2.988%		4,500	(17)	(20)	3
Chesapeake Energy Corp.	CITI	5.000%	06/20/2015	3.419%		3,600	249	(60)	309
Chesapeake Energy Corp.	GSC	5.000%	03/20/2015	3.260%		9,600	697	299	398
China Government International Bond	BCLY	0.770%	12/20/2014	0.569%		5,350	46	0	46
China Government International Bond	BOA	0.820%	12/20/2014	0.569%		1,300	14	0	14
China Government International Bond	DUB	1.000%	09/20/2015	0.666%		13,000	213	116	97
China Government International Bond	DUB	1.000%	12/20/2015	0.692%		8,100	129	142	(13)
China Government International Bond	HSBC	1.000%	06/20/2015	0.637%		10,000	170	194	(24)
China Government International Bond	JPM	1.000%	06/20/2015	0.637%		3,500	59	71	(12)
China Government International Bond	JPM	1.000%	09/20/2015	0.666%		19,500	320	194	126
China Government International Bond	RBS	1.000%	06/20/2015	0.637%		10,000	170	194	(24)
Citigroup, Inc.	BNP	1.000%	12/20/2010	0.923%		5,200	3	3	0
Citigroup, Inc.	BOA	1.000%	03/20/2011	0.923%		10,000	6	(26)	32
Citigroup, Inc.	GSC	1.000%	12/20/2010	0.923%		7,300	4	(38)	42
Citigroup, Inc.	MSC	0.280%	09/20/2012	1.279%		700	(14)	0	(14)
Comcast Corp.	BCLY	1.610%	12/20/2013	0.809%		7,000	182	0	182
Dominion Resources, Inc.	CITI	0.670%	06/20/2015	0.478%		100	1	0	1
El Paso Corp.	BOA	5.000%	09/20/2014	2.408%		3,000	295	(248)	543
El Paso Corp.	DUB	5.000%	09/20/2014	2.408%		2,500	247	(212)	459
Emirate of Abu Dhabi	BCLY	1.000%	09/20/2015	1.112%		5,000	(25)	(25)	0
Emirate of Abu Dhabi	CITI	1.000%	09/20/2015	1.112%		4,100	(20)	(25)	5
Emirate of Abu Dhabi	CITI	1.000%	12/20/2015	1.139%		4,000	(27)	(26)	(1)
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2015	1.120%		10,000	(56)	(59)	3
Emirate of Abu Dhabi	DUB	1.000%	06/20/2015	1.083%		10,000	(35)	(53)	18
Emirate of Abu Dhabi	GSC	1.000%	09/20/2015	1.112%		1,200	(7)	(5)	(2)
Emirate of Abu Dhabi	HSBC	1.000%	09/20/2015	1.112%		2,000	(10)	(8)	(2)
Emirate of Abu Dhabi	MSC	1.000%	09/20/2015	1.112%		4,600	(23)	(22)	(1)
Forest Oil Corp.	BOA	5.000%	06/20/2015	3.484%		5,000	331	104	227
Forest Oil Corp.	CITI	5.000%	06/20/2015	3.484%		12,500	826	314	512
Forest Oil Corp.	CSFB	5.000%	06/20/2015	3.484%		1,500	99	(6)	105
Forest Oil Corp.	GSC	5.000%	06/20/2015	3.484%		6,500	430	126	304
Freeport-McMoRan Copper & Gold, Inc.	CITI	1.000%	06/20/2012	0.616%		300	2	0	2
General Electric Capital Corp.	BCLY	0.630%	12/20/2012	1.538%		600	(12)	0	(12)
General Electric Capital Corp.	BCLY	4.450%	12/20/2013	1.681%		4,000	349	0	349
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	1.692%		12,500	1,486	(1,000)	2,486
General Electric Capital Corp.	BNP	4.750%	12/20/2013	1.681%		1,500	145	0	145
General Electric Capital Corp.	BNP	3.900%	03/20/2014	1.712%		10,000	739	0	739
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.413%		3,700	232	70	162
General Electric Capital Corp.	BOA	7.000%	06/20/2013	1.623%		4,800	694	0	694
General Electric Capital Corp.	BOA	5.000%	09/20/2014	1.714%		8,000	1,002	922	80
General Electric Capital Corp.	CITI	1.000%	03/20/2011	1.112%		10,000	(2)	(44)	42
General Electric Capital Corp.	CITI	1.310%	03/20/2013	1.584%		1,000	(6)	0	(6)
General Electric Capital Corp.	CITI	6.950%	03/20/2013	1.584%		2,425	319	0	319
General Electric Capital Corp.	CITI	4.200%	03/20/2014	1.712%		10,000	840	0	840
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.714%		5,000	626	178	448
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.112%		700	0	(5)	5
General Electric Capital Corp.	DUB	1.070%	12/20/2012	1.538%		4,000	(40)	0	(40)

84	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	1.681%	$	2,000	$193	$0	$193
General Electric Capital Corp.	GSC	5.700%	12/20/2013	1.681%		5,000	632	0	632
General Electric Capital Corp.	GSC	5.000%	09/20/2014	1.714%		4,000	501	160	341
General Electric Capital Corp.	JPM	5.000%	09/20/2014	1.714%		23,300	2,918	1,363	1,555
General Electric Capital Corp.	MSC	5.000%	06/20/2014	1.692%		12,500	1,486	(1,000)	2,486
General Electric Capital Corp.	RBS	1.000%	03/20/2015	1.761%		1,300	(41)	(37)	(4)
Goldman Sachs Group, Inc.	BNP	1.000%	09/20/2011	1.005%		11,700	3	(126)	129
Goldman Sachs Group, Inc.	BOA	1.000%	03/20/2011	0.936%		3,500	2	(19)	21
HCA, Inc.	JPM	2.000%	03/20/2011	1.590%		5,000	13	0	13
Indonesia Government International Bond	BOA	1.000%	09/20/2015	1.372%		10,000	(173)	(245)	72
Indonesia Government International Bond	CITI	1.000%	09/20/2015	1.372%		8,000	(138)	(173)	35
Indonesia Government International Bond	JPM	1.000%	09/20/2015	1.372%		2,500	(43)	(62)	19
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.420%		6,500	(133)	(135)	2
Indonesia Government International Bond	MSC	1.000%	09/20/2015	1.372%		5,000	(86)	(120)	34
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.656%	EUR	10,000	(20)	0	(20)
Intelsat Ltd.	JPM	2.500%	09/20/2011	1.990%	$	9,000	51	30	21
Japan Government International Bond	GSC	1.000%	03/20/2015	0.500%		25,000	558	533	25
Japan Government International Bond	GSC	1.000%	09/20/2015	0.577%		2,400	50	35	15
Merrill Lynch & Co., Inc.	CSFB	1.000%	03/20/2011	1.066%		10,000	0	(10)	10
Merrill Lynch & Co., Inc.	UBS	1.000%	03/20/2011	1.066%		2,700	0	(3)	3
MetLife, Inc.	BNP	1.000%	06/20/2015	2.138%		1,600	(79)	(167)	88
MetLife, Inc.	DUB	2.073%	03/20/2013	1.646%		1,000	11	0	11
MetLife, Inc.	DUB	5.000%	06/20/2014	1.934%		9,000	990	(90)	1,080
MetLife, Inc.	DUB	5.000%	09/20/2014	1.986%		5,000	574	463	111
MetLife, Inc.	DUB	1.000%	03/20/2015	2.086%		10,000	(449)	(490)	41
MetLife, Inc.	DUB	5.000%	09/20/2019	2.312%		9,200	1,801	1,118	683
MetLife, Inc.	GSC	1.000%	12/20/2014	2.030%		10,000	(405)	(560)	155
MetLife, Inc.	GSC	1.000%	09/20/2015	2.183%		10,000	(537)	(549)	12
MetLife, Inc.	JPM	5.000%	06/20/2014	1.934%		6,000	660	(36)	696
MetLife, Inc.	JPM	5.000%	09/20/2014	1.986%		15,000	1,719	1,353	366
MetLife, Inc.	UBS	1.000%	03/20/2015	2.086%		850	(38)	(24)	(14)
Mexico Government International Bond	BCLY	1.000%	09/20/2011	0.700%		20,500	66	28	38
Mexico Government International Bond	BCLY	1.000%	09/20/2015	1.180%		9,800	(81)	(71)	(10)
Mexico Government International Bond	HSBC	1.690%	09/20/2014	1.064%		15,800	390	0	390
Mexico Government International Bond	MSC	1.000%	09/20/2015	1.180%		3,600	(30)	(28)	(2)
Mexico Government International Bond	UBS	1.000%	12/20/2010	0.658%		600	0	(1)	1
Mexico Government International Bond	UBS	1.000%	09/20/2015	1.180%		9,800	(82)	(85)	3
Morgan Stanley	CITI	1.000%	06/20/2011	1.031%		16,500	2	10	(8)
Morgan Stanley	UBS	1.000%	12/20/2010	1.031%		3,800	1	10	(9)
Pacific Gas & Electric Co.	BCLY	3.650%	03/20/2014	1.132%		8,000	689	0	689
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		25,000	(111)	(292)	181
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.571%		5,000	(133)	(143)	10
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	1.240%		3,600	(16)	(23)	7
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.571%		5,700	(151)	(182)	31
Prudential Financial, Inc.	CITI	1.000%	12/20/2010	0.969%		7,000	3	(11)	14
Rio Tinto Finance USA Ltd.	JPM	1.000%	09/20/2015	0.940%		3,800	12	(15)	27
RRI Energy, Inc.	MSC	5.000%	12/20/2014	7.160%		10,000	(731)	(1,000)	269
Russia Government International Bond	HSBC	1.000%	09/20/2011	0.753%		12,900	36	24	12
Russia Government International Bond	JPM	1.000%	09/20/2011	0.753%		8,600	24	18	6
Russia Government International Bond	UBS	1.000%	06/20/2015	1.561%		5,000	(124)	(76)	(48)
SLM Corp.	BCLY	5.000%	03/20/2014	4.727%		2,500	25	(262)	287
SLM Corp.	BOA	5.000%	12/20/2010	2.664%		3,500	23	(359)	382
SLM Corp.	BOA	5.000%	06/20/2011	2.664%		4,000	73	(190)	263
SLM Corp.	BOA	5.000%	09/20/2011	2.949%		21,700	461	(1,487)	1,948
SLM Corp.	BOA	5.000%	12/20/2012	3.978%		3,000	69	(165)	234
SLM Corp.	CITI	5.000%	09/20/2011	2.949%		8,000	170	(360)	530
SLM Corp.	JPM	5.000%	09/20/2011	2.949%		8,000	170	(960)	1,130
SLM Corp.	MSC	5.000%	09/20/2011	2.949%		3,000	64	(180)	244
South Korea Government Bond	BCLY	1.000%	09/20/2011	0.537%		13,400	65	48	17
South Korea Government Bond	BCLY	0.960%	12/20/2014	0.902%		400	1	0	1
South Korea Government Bond	BCLY	1.000%	09/20/2015	0.982%		3,600	4	(22)	26
South Korea Government Bond	JPM	1.000%	09/20/2015	0.982%		2,400	3	(10)	13
South Korea Government Bond	JPM	1.000%	12/20/2015	1.004%		12,800	2	(9)	11
South Korea Government Bond	RBS	1.000%	06/20/2015	0.958%		10,000	22	101	(79)
South Korea Government Bond	UBS	1.000%	09/20/2011	0.537%		5,800	28	21	7
South Korea Government Bond	UBS	1.000%	09/20/2015	0.982%		10,500	12	(35)	47
Telefonica Emisiones S.A.U.	CITI	1.000%	09/20/2011	0.755%		12,000	32	(38)	70
Toyota Motor Corp.	BCLY	1.000%	03/20/2015	0.467%		4,500	106	21	85
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.467%		18,000	427	24	403
Transocean, Inc.	CSFB	5.000%	03/20/2012	1.065%		1,600	95	5	90
Transocean, Inc.	DUB	5.000%	03/20/2012	1.065%		2,800	166	11	155
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%		25,000	455	370	85
Vale Overseas Ltd.	MSC	0.700%	12/20/2011	0.737%		500	1	0	1
Vodafone Group PLC	CITI	1.000%	09/20/2015	0.823%		6,900	60	(50)	110

See Accompanying Notes	Semiannual Report	September 30, 2010	85

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Vodafone Group PLC	DUB	1.000%	09/20/2015	0.823%	$	12,000	$106	$(86)	$192
Vodafone Group PLC	GSC	1.000%	09/20/2015	0.823%		5,000	44	(31)	75
Vodafone Group PLC	RBS	1.000%	09/20/2015	0.823%		25,000	219	(144)	363
Volkswagen International Finance NV	BCLY	1.000%	09/20/2015	0.955%		14,000	35	(185)	220
Volkswagen International Finance NV	CITI	1.000%	09/20/2015	0.955%		9,400	23	(27)	50
Volkswagen International Finance NV	DUB	1.000%	09/20/2015	0.955%		19,600	48	(262)	310
Wells Fargo & Co.	BNP	1.000%	12/20/2010	0.415%		5,000	8	14	(6)
Westfield Management Ltd.	DUB	1.000%	12/20/2010	0.628%		15,700	18	0	18

							$22,877	$(4,601)	$27,478

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	310,000	$1,111	$1,492	$(381)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		900	6	1	5
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		93,000	629	112	517
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		200,000	1,308	300	1,008
Pay	1-Year BRL-CDI	11.140%	01/02/2012	BCLY		157,000	1,645	837	808
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		250,000	2,619	499	2,120
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		84,000	777	353	424
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		64,000	592	260	332
Pay	1-Year BRL-CDI	11.360%	01/02/2012	JPM		73,900	650	273	377
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		87,400	1,440	(33)	1,473
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		200,000	3,410	0	3,410
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	BCLY	$	14,300	549	333	216
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	JPM		300	37	10	27
Pay	3-Month USD-LIBOR	3.250%	09/02/2020	JPM		8,200	528	185	343
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	BNP	AUD	14,900	516	(145)	661
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		31,900	1,105	(275)	1,380
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC	MXN	5,800	51	9	42

							$16,973	$4,211	$12,762

(j)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	158	$49	$69
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	158	39	13

				$88	$82

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	19,800	$139	$22
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	418,900	1,110	24,537
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		418,900	3,393	0
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		58,600	525	314
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		109,500	129	240
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		109,500	394	252
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		29,900	263	160
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		5,900	40	40
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		17,300	57	76
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		17,300	81	23

86	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	15,000	$136	$80
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		59,000	402	388
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		143,300	1,488	952
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		7,800	19	457
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		7,800	69	0
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		16,200	53	71
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		16,200	74	21
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		74,300	676	398
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		156,800	1,537	1,041
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		357,800	2,966	2,392

								$13,551	$31,464

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-14 5-Year Index	BNP	Buy	0.900%	12/15/2010	$	3,400	$10	$5
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	1,900	6	5
Put - OTC CDX.IG-14 5-Year Index	BNP	Sell	1.500%	12/15/2010	$	3,400	10	5
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	12/15/2010	EUR	1,900	10	5
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010	$	7,700	14	13
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		7,700	21	10
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010		9,600	28	22
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		9,600	31	12
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	12/15/2010		500	1	1
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	12/15/2010		500	2	0
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.200%	12/15/2010		41,300	240	180
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	7,300	22	27
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		7,300	59	60
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		3,900	28	28
Call - OTC iTraxx Europe 13 Index	UBS	Buy	0.900%	12/15/2010		17,000	69	45
Put - OTC iTraxx Europe 13 Index	UBS	Sell	1.600%	12/15/2010		17,000	69	36

							$620	$454

Inflation Cap
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BNP	215.969	Maximum of ((Index Final/Index Initial - 1) - 2.500%) or 0	12/14/2010	$15,000	$60	$0

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$27,900	$240	$349
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	21,200	273	273

						$513	$622

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	47	$1,451,900	EUR	927,200	$13,773
Sales	942	2,556,700		288,300	17,485
Closing Buys	(673)	(1,483,500)		(1,139,400)	(14,678)
Expirations	0	(104,000)		0	(494)
Exercised	0	(233,300)		0	(1,254)

Balance at 09/30/2010	316	$2,187,800	EUR	76,100	$14,832

(k)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
FIA Card Services N.A.	7.125%	11/15/2012	05/28/2003	$47	$49	0.00%

See Accompanying Notes	Semiannual Report	September 30, 2010	87

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	228	10/2010	CSFB	$16	$0	$16
Buy		300	10/2010	HSBC	17	0	17
Buy		17,580	10/2010	RBS	1,369	0	1,369
Sell	BRL	2,488	10/2010	BOA	0	(33)	(33)
Buy		748	10/2010	DUB	22	0	22
Buy		1,739	10/2010	JPM	60	0	60
Buy		2,488	12/2010	BOA	33	0	33
Sell	CAD	10	11/2010	CSFB	0	0	0
Buy		1,303	11/2010	DUB	0	(8)	(8)
Buy		2,547	11/2010	RBC	38	0	38
Buy		1,865	11/2010	RBS	10	(4)	6
Buy	CLP	27,495	01/2011	JPM	1	0	1
Buy	CNY	10,693	11/2010	BCLY	0	(7)	(7)
Buy		17,340	11/2010	CITI	0	(13)	(13)
Buy		44,732	11/2010	DUB	0	(41)	(41)
Buy		17,614	11/2010	MSC	0	(20)	(20)
Buy		157,230	01/2011	CITI	0	(53)	(53)
Sell		194,795	01/2011	DUB	0	(747)	(747)
Sell		43,613	01/2011	JPM	0	(170)	(170)
Sell		6,133	01/2011	RBS	0	(24)	(24)
Buy		78,906	06/2011	BCLY	222	0	222
Buy		140,150	06/2011	DUB	23	0	23
Buy		156,609	06/2011	JPM	395	0	395
Buy		192,647	11/2011	BOA	515	0	515
Buy		81,534	11/2011	DUB	222	0	222
Buy		139,482	11/2011	GSC	370	0	370
Sell	EUR	163,415	10/2010	DUB	0	(13,379)	(13,379)
Sell		1,118	11/2010	BCLY	0	(83)	(83)
Buy		453	11/2010	BNP	7	0	7
Sell		11,846	11/2010	CITI	0	(949)	(949)
Buy		783	11/2010	CSFB	64	0	64
Sell		7,855	11/2010	CSFB	0	(719)	(719)
Buy		51,083	11/2010	DUB	4,194	0	4,194
Sell		5,200	11/2010	DUB	0	(388)	(388)
Sell		4,966	11/2010	MSC	0	(412)	(412)
Sell		2,920	11/2010	RBS	4	0	4
Sell	GBP	21,852	12/2010	CITI	0	(382)	(382)
Sell		4,716	12/2010	GSC	0	(62)	(62)
Sell		10,653	12/2010	UBS	0	(158)	(158)
Buy	IDR	54,420,650	07/2011	CITI	66	0	66
Buy		113,167,000	07/2011	HSBC	215	0	215
Buy	INR	328,978	03/2011	BCLY	62	0	62
Buy		157,905	03/2011	HSBC	24	0	24
Buy		163,537	03/2011	JPM	16	0	16
Buy		186,250	03/2011	UBS	23	0	23
Buy	JPY	1,063,790	10/2010	CSFB	96	0	96
Sell		1,965,298	12/2010	BCLY	0	(210)	(210)
Sell		1,785,271	12/2010	CSFB	0	(161)	(161)
Buy	KRW	5,005,721	11/2010	BCLY	182	0	182
Sell		706,380	11/2010	BCLY	0	(19)	(19)
Buy		1,249,954	11/2010	BOA	32	0	32
Sell		708,464	11/2010	BOA	0	(20)	(20)
Buy		18,613,464	11/2010	CITI	346	0	346
Sell		2,886,324	11/2010	CITI	0	(47)	(47)
Sell		616,178	11/2010	DUB	0	(10)	(10)
Sell		328,440	11/2010	GSC	0	(8)	(8)
Buy		8,204,750	11/2010	JPM	56	(12)	44
Sell		666,815	11/2010	JPM	0	(14)	(14)
Buy		7,320,458	11/2010	MSC	158	0	158
Buy		1,162,360	11/2010	RBS	63	0	63
Buy		1,271,002	01/2011	DUB	22	0	22
Buy		26,634,990	01/2011	GSC	354	0	354
Buy		7,973,342	01/2011	JPM	131	0	131
Buy	MXN	357,215	02/2011	BCLY	968	0	968
Buy		41,491	02/2011	CITI	120	0	120
Buy		1,292	02/2011	DUB	4	0	4
Buy		228,933	02/2011	JPM	0	(75)	(75)
Buy	NOK	176,542	11/2010	BCLY	64	0	64
Buy		87,951	11/2010	CITI	540	0	540
Buy	PHP	237,714	11/2010	BCLY	278	0	278
Buy		767,227	11/2010	CITI	841	0	841
Buy		227,300	11/2010	DUB	271	0	271

88	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	248,316	11/2010	JPM	$107	$0	$107
Buy	SGD	25,660	03/2011	BOA	429	0	429
Buy		25,888	03/2011	DUB	159	0	159
Buy		5,320	03/2011	JPM	98	0	98
Buy		6,370	03/2011	RBS	114	0	114
Buy	TWD	23	10/2010	BCLY	0	0	0
Buy		66	10/2010	CITI	0	0	0
Buy		156	01/2011	DUB	0	0	0
Buy		96	01/2011	JPM	0	0	0
Buy		148	01/2011	MSC	0	0	0
Buy		80	01/2011	UBS	0	0	0
Buy	ZAR	153	10/2010	BCLY	3	0	3

					$13,424	$(18,228)	$(4,804)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$41,913	$0	$41,913
Corporate Bonds & Notes
Banking & Finance	4,995	2,330,280	55	2,335,330
Industrials	52,339	1,989,114	0	2,041,453
Utilities	0	519,073	0	519,073
Convertible Bonds & Notes
Industrials	0	17,732	0	17,732
Municipal Bonds & Notes
California	0	55,702	0	55,702
Colorado	0	8,256	0	8,256
Florida	0	2,129	0	2,129
Louisiana	0	3,032	0	3,032
Ohio	0	2,727	0	2,727
Texas	0	41,807	0	41,807
Washington	0	2,150	0	2,150
U.S. Treasury Obligations	0	1,678,257	0	1,678,257
Mortgage-Backed Securities	0	19,170	0	19,170
Asset-Backed Securities	0	28,524	0	28,524
Sovereign Issues	0	35,873	0	35,873
Convertible Preferred Securities
Banking & Finance	15,593	0	0	15,593
Preferred Securities
Banking & Finance	10,806	0	0	10,806

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short-Term Instruments
Repurchase Agreements	$0	$21,000	$0	$21,000
U.S. Treasury Bills	0	710	0	710
PIMCO Short-Term Floating NAV Portfolio	7,048	0	0	7,048
Investments, at value	$90,781	$6,797,449	$55	$6,888,285

Financial Derivative Instruments (7) - Assets
Credit Contracts	3	32,040	0	32,043
Foreign Exchange Contracts	0	13,424	0	13,424
Interest Rate Contracts	1,905	13,143	0	15,048
	$1,908	$58,607	$0	$60,515

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4,412)	(454)	(4,866)
Foreign Exchange Contracts	0	(18,228)	0	(18,228)
Interest Rate Contracts	0	(31,927)	(622)	(32,549)
	$0	$(54,567)	$(1,076)	$(55,643)

Totals	$92,689	$6,801,489	$(1,021)	$6,893,157

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$0	$0	$0	$0	$0	$0	$55	$0	$55	$0
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(912)	0	(620)	0	2,014	(936)	0	0	(454)	166
Interest Rate Contracts	(253)	0	(273)	0	0	(96)	0	0	(622)	(96)

	$(1,165)	$0	$(893)	$0	$2,014	$(1,032)	$0	$0	$(1,076)	$70

Totals	$(1,165)	$0	$(893)	$0	$2,014	$(1,032)	$55	$0	$(1,021)	$70

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2010	89

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

September 30, 2010 (Unaudited)

(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$650	$0	$0	$0	$0	$650
Unrealized appreciation on foreign currency contracts	0	13,424	0	0	0	13,424
Unrealized appreciation on swap agreements	13,143	0	32,043	0	0	45,186

	$13,793	$13,424	$32,043	$0	$0	$59,260

Liabilities:
Written options outstanding	$32,168	$0	$454	$0	$0	$32,622
Variation margin payable (2)	134	0	0	0	0	134
Unrealized depreciation on foreign currency contracts	0	18,228	0	0	0	18,228
Unrealized depreciation on swap agreements	381	0	4,412	0	0	4,793

	$32,683	$18,228	$4,866	$0	$0	$55,777

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$(29)	$0	$0	$0	$(29)
Net realized gain on futures contracts, written options and swaps	55,959	494	17,964	0	0	74,417
Net realized gain on foreign currency transactions	0	5,847	0	0	0	5,847

	$55,959	$6,312	$17,964	$0	$0	$80,235

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$15	$0	$0	$0	$15
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(33,182)	(52)	(6,557)	0	0	(39,791)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(13,122)	0	0	0	(13,122)

	$(33,182)	$(13,159)	$(6,557)	$0	$0	$(52,898)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,905 as reported in the Notes to Schedule of Investments.

90	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Long-Term Credit Fund

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

Texas Competitive Electric Holdings Co. LLC
3.758% due 10/10/2014		$4,950	$3,829
4.033% due 10/10/2014		25	19

Vodafone Group PLC
6.875% due 08/11/2015		13,200	13,060

Total Bank Loan Obligations (Cost $17,339)			16,908

CORPORATE BONDS & NOTES 78.5%

BANKING & FINANCE 26.3%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		1,500	1,579
8.700% due 08/07/2018		7,400	9,273

Allstate Corp.
6.125% due 05/15/2037		5,000	4,675
6.500% due 05/15/2067		1,000	932

Ally Financial, Inc.
6.875% due 09/15/2011		5,757	5,966

American Express Co.
8.150% due 03/19/2038		9,712	13,748

American General Finance Corp.
5.625% due 08/17/2011		3,300	3,283

American International Group, Inc.
0.391% due 03/20/2012		3,000	2,907
5.850% due 01/16/2018		2,380	2,475
6.250% due 05/01/2036		4,280	4,173

Anadarko Finance Co.
7.500% due 05/01/2031		5,500	5,964

Bank of America Corp.
5.625% due 07/01/2020		3,250	3,441
6.500% due 08/01/2016		815	918

Bank One Capital III
8.750% due 09/01/2030		275	334

Barclays Bank PLC
5.926% due 09/29/2049		5,000	4,725
6.050% due 12/04/2017		2,100	2,281
7.434% due 09/29/2049		4,247	4,374
10.179% due 06/12/2021		4,940	6,600
14.000% due 11/29/2049	GBP	850	1,679

Barrick International Barbados Corp.
6.350% due 10/15/2036		$1,800	2,092

BBVA Bancomer S.A.
7.250% due 04/22/2020		500	538

BellSouth Capital Funding Corp.
7.875% due 02/15/2030		3,250	4,065

BNP Paribas
5.186% due 06/29/2049		4,100	3,885
7.195% due 06/29/2049		3,400	3,400
7.781% due 06/29/2049	EUR	1,000	1,453

Cantor Fitzgerald LP
7.875% due 10/15/2019		$3,000	3,155

Capital One Bank USA N.A.
8.800% due 07/15/2019		1,600	2,048

Capital One Capital V
10.250% due 08/15/2039		1,000	1,089

Capital One Capital VI
8.875% due 05/15/2040		9,300	9,835

CIT Group, Inc.
7.000% due 05/01/2014		300	301

Citigroup Capital XXI
8.300% due 12/21/2077		875	923

Citigroup, Inc.
6.875% due 03/05/2038		7,920	8,875
8.125% due 07/15/2039		22,950	29,083

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Columbus International, Inc.
11.500% due 11/20/2014		$3,400	$3,773

Credit Agricole S.A.
8.375% due 10/29/2049		4,100	4,408

Crown Castle Towers LLC
6.113% due 01/15/2040		15,600	17,262

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		4,284	4,568

Ford Motor Credit Co. LLC
6.625% due 08/15/2017		3,500	3,734
7.250% due 10/25/2011		800	840
7.500% due 08/01/2012		5,000	5,310
8.700% due 10/01/2014		400	449

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		400	481

General Electric Capital Corp.
5.875% due 01/14/2038		10,980	11,190
6.875% due 01/10/2039		6,345	7,311

Goldman Sachs Group, Inc.
6.125% due 02/15/2033		1,900	2,074
6.450% due 05/01/2036		1,000	1,006
6.750% due 10/01/2037		31,400	32,741

HBOS PLC
6.000% due 11/01/2033		400	306
6.750% due 05/21/2018		5,660	5,695

HSBC Bank USA N.A.
5.875% due 11/01/2034		250	262
7.000% due 01/15/2039		6,750	8,154

HSBC Capital Funding LP
10.176% due 12/29/2049		4,000	5,250

HSBC Holdings PLC
6.500% due 09/15/2037		800	900
6.800% due 06/01/2038		8,000	9,310

International Lease Finance Corp.
7.125% due 09/01/2018		9,400	10,176

JPMorgan Chase & Co.
6.300% due 04/23/2019		11,300	13,117
7.900% due 04/29/2049		13,200	14,194

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036		3,857	3,967

JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,800	1,830

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		3,500	3,515

JPMorgan Chase Capital XXV
6.800% due 10/01/2037		720	734

LBG Capital No.1 PLC
7.588% due 05/12/2020	GBP	1,200	1,763
7.867% due 12/17/2019		1,500	2,227
7.869% due 08/25/2020		4,000	5,969

Lloyds TSB Bank PLC
5.800% due 01/13/2020		$7,740	8,122
12.000% due 12/29/2049		2,600	3,002

Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		6,000	8,225

Merrill Lynch & Co., Inc.
1.428% due 09/14/2018	EUR	2,500	2,808
6.875% due 04/25/2018		$18,000	20,221
6.875% due 11/15/2018		1,146	1,286
7.750% due 05/14/2038		7,700	8,959

MetLife Capital Trust X
9.250% due 04/08/2068		9,800	11,613

Morgan Stanley
6.625% due 04/01/2018		8,250	9,160

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		$1,950	$2,614

New York Life Insurance Co.
6.750% due 11/15/2039		4,250	5,261

Northwestern Mutual Life Insurance
6.063% due 03/30/2040		9,000	10,490

Pacific Life Insurance Co.
9.250% due 06/15/2039		10,425	13,329

Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,008

Rabobank Nederland NV
6.875% due 03/19/2020	EUR	500	661
11.000% due 06/29/2049		$3,800	4,955

Regions Bank
6.450% due 06/26/2037		5,000	4,539
7.500% due 05/15/2018		1,100	1,161

Regions Financial Corp.
7.375% due 12/10/2037		2,500	2,299

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		2,500	2,619
7.125% due 01/14/2014		2,000	2,163

RZD Capital Ltd.
5.739% due 04/03/2017		1,000	1,057

Simon Property Group LP
6.750% due 02/01/2040		1,000	1,183

SLM Corp.
0.798% due 01/27/2014		5,000	4,322
3.125% due 09/17/2012	EUR	400	518
4.750% due 03/17/2014		400	503
4.875% due 12/17/2012	GBP	100	149
5.625% due 08/01/2033		$3,400	2,621
8.000% due 03/25/2020		1,550	1,540
8.450% due 06/15/2018		3,250	3,287

TNK-BP Finance S.A.
6.250% due 02/02/2015		5,000	5,312
7.250% due 02/02/2020		3,600	3,946
7.500% due 07/18/2016		2,000	2,232
7.875% due 03/13/2018		12,600	14,270

UBS AG
5.750% due 04/25/2018		9,200	10,402

UBS Preferred Funding Trust V
6.243% due 05/29/2049		8,000	7,760

Wachovia Bank N.A.
0.622% due 03/15/2016		5,000	4,592
5.850% due 02/01/2037		351	362
6.600% due 01/15/2038		8,725	9,936

WEA Finance LLC
6.750% due 09/02/2019		2,500	2,967

Wells Fargo Capital XIII
7.700% due 12/29/2049		8,800	9,174

			543,213

INDUSTRIALS 38.4%

Alberta Energy Co. Ltd.
7.375% due 11/01/2031		2,500	3,057

Alcoa, Inc.
5.900% due 02/01/2027		9,270	9,159
5.950% due 02/01/2037		6,360	5,872

Altria Group, Inc.
9.950% due 11/10/2038		9,000	13,007
10.200% due 02/06/2039		8,100	12,007

America Movil SAB de C.V.
6.125% due 03/30/2040		16,100	18,000

American Airlines Pass-Through Trust 2001-02
7.858% due 04/01/2013		4,550	4,766

See Accompanying Notes	Semiannual Report	September 30, 2010	91

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019	$14,991	$17,689

American Renal Holdings
8.375% due 05/15/2018	300	311

Anadarko Petroleum Corp.
6.200% due 03/15/2040	8,110	7,933
6.375% due 09/15/2017	400	441
6.450% due 09/15/2036	900	904
7.000% due 11/15/2027	600	578
7.950% due 06/15/2039	4,921	5,552

Anheuser-Busch InBev Worldwide, Inc.
8.000% due 11/15/2039	2,630	3,736
8.200% due 01/15/2039	6,049	8,691

ArcelorMittal
7.000% due 10/15/2039	7,760	7,950

Aviation Capital Group
7.125% due 10/15/2020 (a)	5,200	5,200

Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039	7,200	8,198

Barrick Gold Corp.
5.800% due 11/15/2034	100	108

Biomet, Inc.
10.000% due 10/15/2017	1,000	1,109

Boston Scientific Corp.
7.375% due 01/15/2040	9,800	11,206

Burlington Northern Santa Fe LLC
5.750% due 05/01/2040	2,800	3,102
6.530% due 07/15/2037	4,500	5,422

Cameron International Corp.
7.000% due 07/15/2038	6,703	7,770

Canadian Natural Resources Ltd.
6.250% due 03/15/2038	5,790	6,678
6.450% due 06/30/2033	100	115
6.500% due 02/15/2037	2,250	2,662

Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	1,500	1,525

Cemex Finance LLC
9.500% due 12/14/2016	1,500	1,517

Cenovus Energy, Inc.
6.750% due 11/15/2039	9,500	11,507

Chesapeake Energy Corp.
6.625% due 08/15/2020	3,100	3,255

Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	5,200	5,161

Comcast Corp.
6.400% due 05/15/2038	2,900	3,217
6.400% due 03/01/2040	5,900	6,581
6.450% due 03/15/2037	5,000	5,571
6.550% due 07/01/2039	12,100	13,741
6.950% due 08/15/2037	7,898	9,289

Continental Airlines 2009-2 Class A Pass-Through Trust
7.250% due 05/10/2021	2,050	2,235

Continental Airlines, Inc.
6.750% due 09/15/2015	7,800	7,946

Cox Communications, Inc.
8.375% due 03/01/2039	7,000	9,427

CSN Resources S.A.
6.500% due 07/21/2020	800	857

CVS Caremark Corp.
6.125% due 09/15/2039	8,315	9,212

Delta Air Lines 2000-1 Class A-2 Pass-Through Trust
7.570% due 05/18/2012	5,000	5,030

Delta Air Lines 2002-1 Class G-2 Pass-Through Trust
6.417% due 01/02/2014	2,400	2,520

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Delta Air Lines 2009-1 Class A Pass-Through Trust
7.750% due 06/17/2021	$5,607	$6,223

Devon Energy Corp.
7.950% due 04/15/2032	6,075	8,258

DISH DBS Corp.
7.875% due 09/01/2019	2,400	2,595

Dow Chemical Co.
9.400% due 05/15/2039	12,200	17,322

El Paso Corp.
7.000% due 05/15/2011	500	515
7.420% due 02/15/2037	1,000	958

El Paso Natural Gas Co.
8.375% due 06/15/2032	5,400	6,566

EnCana Corp.
6.500% due 02/01/2038	4,000	4,679
6.625% due 08/15/2037	4,107	4,839

Energy Transfer Partners LP
6.625% due 10/15/2036	3,000	3,252
7.500% due 07/01/2038	13,234	15,666

Enterprise Products Operating LLC
6.875% due 03/01/2033	500	569
7.034% due 01/15/2068	2,550	2,541
7.550% due 04/15/2038	4,014	5,016
8.375% due 08/01/2066	1,600	1,672

Freeport-McMoRan Corp.
9.500% due 06/01/2031	2,000	2,715

Gazprom Via Gaz Capital S.A.
6.510% due 03/07/2022	1,700	1,815
7.288% due 08/16/2037	4,000	4,467
8.146% due 04/11/2018	3,000	3,525
8.625% due 04/28/2034	4,900	6,257
9.250% due 04/23/2019	900	1,125

Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020	2,899	3,141

Georgia-Pacific LLC
7.250% due 06/01/2028	7,500	7,744
7.375% due 12/01/2025	2,000	2,080
7.750% due 11/15/2029	4,180	4,410
8.250% due 05/01/2016	4,000	4,465
8.875% due 05/15/2031	3,320	3,801

Gerdau Holdings, Inc.
7.000% due 01/20/2020	300	337

Gerdau Trade, Inc.
5.750% due 01/30/2021 (a)	8,000	8,147

GTL Trade Finance, Inc.
7.250% due 10/20/2017	4,500	5,034

Harvest Operations Corp.
6.875% due 10/01/2017 (a)	500	514

HCA, Inc.
7.250% due 09/15/2020	16,200	17,415
8.500% due 04/15/2019	1,200	1,344

Hess Corp.
6.000% due 01/15/2040	1,500	1,654

HJ Heinz Finance Co.
7.125% due 08/01/2039	7,800	9,939

Home Depot, Inc.
5.875% due 12/16/2036	1,150	1,230

International Paper Co.
8.700% due 06/15/2038	1,500	1,922

Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	5,000	5,029
6.500% due 02/01/2037	200	217
6.500% due 09/01/2039	8,100	8,788
6.550% due 09/15/2040	6,800	7,464
6.950% due 01/15/2038	10,000	11,422
7.400% due 03/15/2031	100	117

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kraft Foods, Inc.
6.500% due 02/09/2040	$3,000	$3,525
6.875% due 02/01/2038	5,750	6,996
7.000% due 08/11/2037	1,000	1,231

Linn Energy LLC
7.750% due 02/01/2021	4,600	4,663

Lyondell Chemical Co.
8.000% due 11/01/2017	3,700	4,052

Magellan Midstream Partners LP
6.400% due 05/01/2037	900	1,004

Meccanica Holdings USA
6.250% due 01/15/2040	1,500	1,497

MGM Resorts International
9.000% due 03/15/2020	1,200	1,269
10.375% due 05/15/2014	500	559
11.125% due 11/15/2017	1,100	1,258
13.000% due 11/15/2013	2,600	3,068

Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	3,800	4,176

Motiva Enterprises LLC
6.850% due 01/15/2040	2,600	3,127

Nakilat, Inc.
6.067% due 12/31/2033	400	443

NBC Universal, Inc.
6.400% due 04/30/2040	2,800	3,059

Newmont Mining Corp.
6.250% due 10/01/2039	9,500	10,930

News America, Inc.
6.650% due 11/15/2037	4,250	4,905
6.900% due 08/15/2039	5,000	5,912

ONEOK Partners LP
6.850% due 10/15/2037	1,200	1,386

Peabody Energy Corp.
6.500% due 09/15/2020	5,200	5,623

Pemex Project Funding Master Trust
6.625% due 06/15/2035	8,600	9,436

Petrobras International Finance Co.
5.750% due 01/20/2020	900	1,001
6.875% due 01/20/2040	1,400	1,609
7.875% due 03/15/2019	1,000	1,252

Petrohawk Energy Corp.
7.250% due 08/15/2018	3,800	3,895

Petroleos Mexicanos
5.500% due 01/21/2021	4,500	4,815

Plains All American Pipeline LP
6.650% due 01/15/2037	400	435

Pride International, Inc.
7.875% due 08/15/2040	9,600	10,644

Reynolds American, Inc.
7.250% due 06/15/2037	5,000	5,265

Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028	4,162	5,278

Rockies Express Pipeline LLC
6.875% due 04/15/2040	10,825	10,703
7.500% due 07/15/2038	6,700	7,094

Rogers Communications, Inc.
7.500% due 08/15/2038	200	263

Southern Natural Gas Co.
7.350% due 02/15/2031	1,400	1,576

Steel Dynamics, Inc.
7.375% due 11/01/2012	5,281	5,671

Teck Resources Ltd.
6.000% due 08/15/2040	1,500	1,579
6.125% due 10/01/2035	13,300	14,205

92	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	$1,200	$1,318
7.625% due 04/01/2037	2,100	2,425
8.375% due 06/15/2032	2,470	3,003

Time Warner Cable, Inc.
6.550% due 05/01/2037	8,765	9,915
6.750% due 06/15/2039	12,700	14,701
7.300% due 07/01/2038	6,325	7,793

Time Warner, Inc.
6.500% due 11/15/2036	500	563
7.700% due 05/01/2032	1,890	2,368

TransCanada Pipelines Ltd.
6.200% due 10/15/2037	552	622
7.625% due 01/15/2039	2,700	3,612

Transocean, Inc.
6.500% due 11/15/2020	4,700	5,128
6.800% due 03/15/2038	12,972	13,340

UAL 2009-1 Pass-Through Trust
10.400% due 05/01/2018	10,037	11,192

UAL 2009-2A Pass-Through Trust
9.750% due 01/15/2017	9,041	9,968

Vale Overseas Ltd.
6.875% due 11/21/2036	9,500	10,874
6.875% due 11/10/2039	19,370	22,291

Veolia Environnement
6.750% due 06/01/2038	200	250

Wal-Mart Stores, Inc.
4.875% due 07/08/2040	7,200	7,383

Weyerhaeuser Co.
7.375% due 10/01/2019	8,000	8,764
7.375% due 03/15/2032	6,000	6,127

Williams Cos., Inc.
7.875% due 09/01/2021	741	901
8.750% due 03/15/2032	3,407	4,280

Williams Partners LP
6.300% due 04/15/2040	6,000	6,636

Wynn Las Vegas LLC
7.750% due 08/15/2020	3,750	3,975
7.875% due 11/01/2017	4,600	4,956

		792,392

UTILITIES 13.8%

Appalachian Power Co.
6.375% due 04/01/2036	7,850	8,826
6.700% due 08/15/2037	2,300	2,679

AT&T Corp.
8.000% due 11/15/2031	1,085	1,455

AT&T, Inc.
5.350% due 09/01/2040	36,683	36,982
6.300% due 01/15/2038	6,540	7,410
6.400% due 05/15/2038	700	803
6.450% due 06/15/2034	2,257	2,550
6.500% due 09/01/2037	618	717
6.550% due 02/15/2039	3,283	3,830

BellSouth Corp.
6.875% due 10/15/2031	2,390	2,775

BP Capital Markets PLC
2.375% due 12/14/2011	500	502
4.750% due 03/10/2019	100	105

British Telecommunications PLC
9.875% due 12/15/2030	1,300	1,814

Columbus Southern Power Co.
5.850% due 10/01/2035	512	569

Constellation Energy Group, Inc.
7.600% due 04/01/2032	5,000	6,158

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	$10,175	$14,283

Duquesne Light Holdings, Inc.
6.400% due 09/15/2020	5,100	5,196

El Paso Performance-Linked Trust
7.750% due 07/15/2011	2,900	3,017

Entergy Corp.
5.125% due 09/15/2020	2,500	2,496

FirstEnergy Solutions Corp.
6.800% due 08/15/2039	12,225	12,355

Jersey Central Power & Light Co.
6.150% due 06/01/2037	250	287

Koninklijke KPN NV
8.375% due 10/01/2030	4,100	5,665

MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	5,000	5,643
6.125% due 04/01/2036	8,250	9,468

NGPL PipeCo LLC
7.768% due 12/15/2037	19,430	20,168

NRG Energy, Inc.
8.250% due 09/01/2020	4,900	5,078

Ohio Edison Co.
6.875% due 07/15/2036	1,900	2,224
8.250% due 10/15/2038	2,950	4,149

Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	5,500	6,879
7.500% due 09/01/2038	3,615	4,725

PSEG Power LLC
8.625% due 04/15/2031	1,500	2,035

Public Service Co. of Oklahoma
6.625% due 11/15/2037	360	424

Puget Sound Energy, Inc.
5.764% due 07/15/2040	3,900	4,253

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	2,000	2,166

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	5,000	5,607
6.332% due 09/30/2027	6,700	7,632
6.750% due 09/30/2019	2,500	2,981

Sithe Independence Funding Corp.
9.000% due 12/30/2013	2,201	2,280

Southwestern Public Service Co.
6.000% due 10/01/2036	2,000	2,119

Sprint Capital Corp.
7.625% due 01/30/2011	11,808	12,030
8.375% due 03/15/2012	4,000	4,300

Telecom Italia Capital S.A.
7.200% due 07/18/2036	5,850	6,308
7.721% due 06/04/2038	6,101	6,909

Telefonica Emisiones SAU
7.045% due 06/20/2036	8,000	9,608

Verizon Communications, Inc.
6.400% due 02/15/2038	3,200	3,713
7.350% due 04/01/2039	6,516	8,393
8.950% due 03/01/2039	9,278	13,645

Vodafone Group PLC
6.150% due 02/27/2037	9,550	11,220

		284,431

Total Corporate Bonds & Notes (Cost $1,484,924)		1,620,036

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

Transocean, Inc.
1.500% due 12/15/2037	$3,900	$3,836
1.625% due 12/15/2037	500	499

Total Convertible Bonds & Notes (Cost $4,063)		4,335

MUNICIPAL BONDS & NOTES 9.2%

CALIFORNIA 3.7%

California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049	5,300	5,921

California State Bay Area Toll Authority Revenue Bonds, Series 2010
7.043% due 04/01/2050	8,900	9,813

California State East Bay Municipal Utility District Revenue Bonds, Series 2010
5.874% due 06/01/2040	5,000	5,636

California State General Obligation Bonds, Series 2009
7.300% due 10/01/2039	6,300	6,675
7.500% due 04/01/2034	165	180

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	9,300	9,980

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	2,300	2,524

California State Northern Power Agency Revenue Bonds, Series 2010
7.311% due 06/01/2040	3,700	4,097

California State Public Works Board Revenue Bonds, Series 2010
7.004% due 03/01/2035	2,600	2,739
7.804% due 03/01/2035	2,600	2,770

California State University Revenue Bonds, Series 2010
6.484% due 11/01/2041	700	763

Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.750% due 08/01/2049	5,000	5,598

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	1,700	1,809
6.758% due 07/01/2034	6,200	7,038

Riverside, California Revenue Bonds, Series 2009
7.200% due 08/01/2039	2,500	2,869

Sacramento, California Municipal Utility District Revenue Bonds, Series 2009
6.322% due 05/15/2036	300	316

Southern California State Metropolitan Water District Revenue Bonds, Series 2009
6.538% due 07/01/2039	3,000	3,218

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	3,500	3,665

		75,611

DISTRICT OF COLUMBIA 0.3%

District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	5,000	5,372

FLORIDA 0.2%

Florida State Turnpike Authority Revenue Bonds, Series 2009
6.800% due 07/01/2039	4,000	4,302

See Accompanying Notes	Semiannual Report	September 30, 2010	93

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.3%

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	$3,800	$3,807

Illinois State Municipal Electric Agency Revenue Bonds, Series 2009
6.832% due 02/01/2035	2,000	2,245

		6,052

INDIANA 0.1%

Indiana State Finance Authority Revenue Bonds, Series 2009
6.596% due 02/01/2039	800	900

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
6.004% due 01/15/2040	2,000	2,192

		3,092

IOWA 0.2%

Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	3,200	3,533

NEVADA 0.3%

Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2009
7.100% due 06/01/2039	5,000	5,270

NEW JERSEY 0.0%

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039	900	957

NEW YORK 1.3%

New York City, New York General Obligation Bonds, Series 2010
6.246% due 06/01/2035	4,200	4,435

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
6.011% due 06/15/2042	4,400	4,911
6.124% due 06/15/2042	700	721
6.491% due 06/15/2042	400	426

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	14,181

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2010
6.089% due 11/15/2040	2,800	2,958

		27,632

NORTH CAROLINA 0.1%

North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	2,300	2,498

OHIO 0.1%

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.053% due 02/15/2043	2,500	2,561

PENNSYLVANIA 0.8%

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2010
6.532% due 06/15/2039	11,500	12,043

Pennsylvania State Turnpike Commission Revenue Bonds, Series 2009
6.105% due 12/01/2039	2,250	2,470

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Philadelphia, Pennsylvania School District General Obligation Bonds, Series 2010
6.615% due 06/01/2030	$1,800	$1,893

		16,406

TENNESSEE 0.3%

Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027 (a)	6,260	6,323

TEXAS 1.5%

Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, Series 2009
6.629% due 02/15/2038	7,800	8,520

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2010
5.022% due 12/01/2048 (a)	5,100	5,127

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	7,000	7,649

Texas State Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	8,400	9,036

		30,332

Total Municipal Bonds & Notes (Cost $176,348)		189,941

U.S. GOVERNMENT AGENCIES 0.1%

Fannie Mae
4.000% due 11/01/2040	2,000	2,050

Freddie Mac
0.326% due 02/01/2011 (f)	159	159

Total U.S. Government Agencies (Cost $2,212)		2,209

U.S. TREASURY OBLIGATIONS 21.4%

U.S. Treasury Bonds
4.375% due 11/15/2039 (d)(e)(f)	173,948	195,121
4.375% due 05/15/2040 (f)	27,870	31,297
4.500% due 05/15/2038 (d)(e)(f)	29,200	33,580
4.500% due 08/15/2039 (e)(f)	75,400	86,321
4.625% due 02/15/2040	9,050	10,573

U.S. Treasury Notes
3.375% due 11/15/2019 (d)(f)	79,800	85,997

Total U.S. Treasury Obligations (Cost $433,763)		442,889

MORTGAGE-BACKED SECURITIES 1.5%

Banc of America Commercial Mortgage, Inc.
5.346% due 09/10/2047	1,720	1,896

Bear Stearns Commercial Mortgage Securities
5.700% due 06/13/2050	6,200	6,682

Chase Mortgage Finance Corp.
5.949% due 12/25/2037	2,146	1,979

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	2,590	2,689

Countrywide Alternative Loan Trust
0.586% due 09/25/2035	2,217	1,323

Credit Suisse First Boston Mortgage Securities Corp.
2.208% due 02/25/2033	129	132

Greenwich Capital Commercial Funding Corp.
4.305% due 08/10/2042	2,277	2,320
5.224% due 04/10/2037	1,920	2,073

Homestar Mortgage Acceptance Corp.
0.706% due 07/25/2034	280	241

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Impac CMB Trust
0.896% due 10/25/2033		$20	$16

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		3,735	3,921

Morgan Stanley Capital I
5.692% due 04/15/2049		1,395	1,451

Residential Accredit Loans, Inc.
3.261% due 03/25/2035		1,891	1,306
3.411% due 02/25/2035		2,898	2,080

Residential Funding Mortgage Securities I
5.646% due 02/25/2036		1,589	1,176

Wachovia Bank Commercial Mortgage Trust
4.935% due 04/15/2042		870	942

Total Mortgage-Backed Securities (Cost $26,338)			30,227

ASSET-BACKED SECURITIES 0.5%

Access Group, Inc.
1.798% due 10/27/2025		1,036	1,063

Bayview Financial Acquisition Trust
6.101% due 05/28/2037		196	164

Bear Stearns Asset-Backed Securities Trust
0.626% due 01/25/2034		18	14
0.806% due 09/25/2034		8,800	8,330

Credit-Based Asset Servicing & Securitization LLC
1.156% due 11/25/2033		75	68

Residential Asset Mortgage Products, Inc.
0.636% due 10/25/2046		337	202

Structured Asset Securities Corp.
0.506% due 11/25/2037		204	195

Total Asset-Backed Securities (Cost $8,938)			10,036

SOVEREIGN ISSUES 1.7%

Australia Government Bond
5.750% due 07/15/2022	AUD	15,600	$16,027

Brazil Government International Bond
10.250% due 01/10/2028	BRL	650	431

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		337	196
10.000% due 01/01/2017		6,800	3,715

Mexico Government International Bond
6.750% due 09/27/2034		$6,450	8,046
7.500% due 04/08/2033		3,000	3,990

Qatar Government International Bond
6.400% due 01/20/2040		3,000	3,585

Total Sovereign Issues (Cost $31,222)			35,990

SHORT-TERM INSTRUMENTS 2.1%

REPURCHASE AGREEMENTS 0.1%

Deutsche Bank AG
0.320% due 10/01/2010		800	800
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $817. Repurchase proceeds are $800.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010		2,000	2,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $2,040. Repurchase proceeds are $2,000.)

94	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 10/01/2010	$126	$126
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $132. Repurchase proceeds are $126.)

		2,926

U.S. TREASURY BILLS 0.3%
0.128% due 10/07/2010 - 01/20/2011 (b)(d)	5,200	5,199

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.7%
3,408,072	$34,142

Total Short-Term Instruments (Cost $42,267)	42,267

Total Investments 116.0% (Cost $2,227,414)	$2,394,838

Written Options (h) (0.5%) (Premiums $5,644)	(10,771)

Other Assets and Liabilities (Net) (15.5%)	(319,286)

Net Assets 100.0%	$2,064,781

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Coupon represents a weighted average yield.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $10,025 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $76,042 at a weighted average interest rate of 0.226%. On September 30, 2010, securities valued at $142,271 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $1,725 and cash of $4 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2011	633	$1,379
90-Day Eurodollar September Futures	Long	09/2012	632	403
Australia Government 10-Year Bond December Futures	Long	12/2010	219	134
U.S. Treasury 30-Year Bond December Futures	Long	12/2010	48	53

				$1,969

(g)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	DUB	5.000%	12/20/2011	1.118%	$	5,000	$245	$(138)	$383
Australia Government Bond	UBS	1.000%	09/20/2015	0.430%		2,000	56	51	5
Berkshire Hathaway Finance Corp.	MSC	1.000%	06/20/2015	1.577%		5,000	(126)	5	(131)
BHP Billiton Finance USA Ltd.	CSFB	1.000%	09/20/2015	1.011%		700	0	(4)	4
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	1.011%		5,200	(1)	(26)	25
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	1.011%		2,300	0	(21)	21
BHP Billiton Finance USA Ltd.	MSC	1.000%	09/20/2015	1.011%		4,900	(1)	(15)	14
BMW U.S. Capital LLC	BCLY	1.000%	09/20/2015	0.853%		1,400	10	0	10
BMW U.S. Capital LLC	CITI	1.000%	09/20/2015	0.853%		3,000	22	4	18
BP Capital Markets PLC	BCLY	1.000%	06/20/2015	1.613%	EUR	600	(22)	(90)	68
BP Capital Markets PLC	BOA	1.000%	06/20/2015	1.604%	$	2,000	(53)	14	(67)
BP Capital Markets PLC	DUB	1.000%	09/20/2011	0.641%		400	2	(2)	4
BP Capital Markets PLC	GSC	1.000%	09/20/2011	0.641%		2,200	8	(114)	122
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	0.641%		100	0	(7)	7
BP Capital Markets PLC	JPM	1.000%	09/20/2012	0.993%		3,000	1	(51)	52
BP Capital Markets PLC	JPM	5.000%	06/20/2015	1.604%		600	91	5	86
Brazil Government International Bond	BCLY	1.000%	09/20/2011	0.588%		1,000	4	3	1
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.154%		4,900	(36)	(41)	5
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.099%		10,000	(42)	(91)	49
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.154%		700	(5)	(7)	2
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.487%		2,900	4	11	(7)
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%		100	(1)	(1)	0
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.033%		3,350	(3)	(30)	27
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%		4,600	(27)	(44)	17
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.154%		2,600	(19)	(19)	0
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.487%		1,300	4	6	(2)
Canadian Natural Resources Ltd.	HSBC	1.000%	09/20/2015	1.046%		2,400	1	(8)	9
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	1.046%		2,400	1	(8)	9
Chesapeake Energy Corp.	CITI	5.000%	06/20/2015	3.419%		5,300	366	(60)	426

See Accompanying Notes	Semiannual Report	September 30, 2010	95

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond	BCLY	0.770%	12/20/2014	0.569%	$	7,200	$62	$0	$62
China Government International Bond	DUB	1.000%	12/20/2015	0.692%		3,600	57	63	(6)
China Government International Bond	HSBC	1.000%	06/20/2015	0.637%		2,900	49	54	(5)
China Government International Bond	HSBC	1.000%	09/20/2015	0.666%		800	15	10	5
China Government International Bond	JPM	1.000%	09/20/2015	0.666%		1,500	25	15	10
China Government International Bond	MSC	1.000%	06/20/2015	0.637%		5,000	85	88	(3)
China Government International Bond	RBS	0.750%	12/20/2014	0.569%		2,400	19	0	19
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.923%		3,000	2	0	2
Citigroup, Inc.	BNP	1.000%	12/20/2010	0.923%		5,500	3	3	0
Citigroup, Inc.	BOA	1.000%	03/20/2011	0.923%		1,000	1	(3)	4
Citigroup, Inc.	BOA	1.000%	06/20/2011	0.923%		5,100	4	6	(2)
El Paso Corp.	GSC	5.000%	09/20/2014	2.408%		1,100	108	(85)	193
Emirate of Abu Dhabi	BCLY	1.000%	09/20/2015	1.112%		2,000	(10)	(9)	(1)
Emirate of Abu Dhabi	CITI	1.000%	12/20/2015	1.139%		500	(3)	(3)	0
Emirate of Abu Dhabi	DUB	1.000%	09/20/2015	1.112%		2,200	(11)	(13)	2
Emirate of Abu Dhabi	HSBC	1.000%	09/20/2015	1.112%		800	(4)	(3)	(1)
Emirate of Abu Dhabi	MSC	1.000%	09/20/2015	1.112%		2,400	(12)	(13)	1
Emirate of Abu Dhabi	RBS	1.000%	09/20/2015	1.112%		2,600	(7)	(12)	5
Forest Oil Corp.	CITI	5.000%	06/20/2015	3.484%		5,000	331	135	196
General Electric Capital Corp.	BCLY	1.000%	03/20/2011	1.112%		5,200	(1)	(16)	15
General Electric Capital Corp.	BOA	1.000%	03/20/2011	1.112%		2,800	(1)	(18)	17
General Electric Capital Corp.	CITI	1.000%	03/20/2011	1.112%		6,300	(1)	(28)	27
General Electric Capital Corp.	DUB	5.000%	09/20/2019	1.830%		2,000	473	379	94
Goldman Sachs Group, Inc.	BOA	1.000%	06/20/2011	0.936%		7,600	6	4	2
Indonesia Government International Bond	BOA	1.000%	09/20/2015	1.372%		2,500	(43)	(61)	18
Indonesia Government International Bond	CITI	1.000%	09/20/2015	1.372%		1,000	(17)	(22)	5
Indonesia Government International Bond	JPM	1.000%	09/20/2015	1.372%		2,000	(35)	(50)	15
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.420%		3,500	(71)	(73)	2
Indonesia Government International Bond	MSC	1.000%	09/20/2015	1.372%		2,500	(43)	(60)	17
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.656%	EUR	3,300	(6)	0	(6)
Japan Government International Bond	BNP	1.000%	06/20/2015	0.541%	$	5,000	108	87	21
Japan Government International Bond	GSC	1.000%	09/20/2015	0.577%		4,000	83	59	24
Merrill Lynch & Co., Inc.	BCLY	1.000%	03/20/2011	1.066%		1,100	0	0	0
Merrill Lynch & Co., Inc.	CITI	1.000%	06/20/2011	1.066%		3,000	(1)	2	(3)
Merrill Lynch & Co., Inc.	CSFB	1.000%	03/20/2011	1.066%		2,100	0	(2)	2
Merrill Lynch & Co., Inc.	UBS	1.000%	03/20/2011	1.066%		5,100	0	(5)	5
MetLife, Inc.	DUB	1.000%	12/20/2014	2.030%		15,000	(607)	(840)	233
MetLife, Inc.	DUB	5.000%	09/20/2019	2.312%		500	98	61	37
Mexico Government International Bond	BCLY	1.000%	09/20/2011	0.700%		11,700	38	18	20
Mexico Government International Bond	BCLY	1.000%	09/20/2015	1.180%		3,400	(28)	(43)	15
Mexico Government International Bond	BCLY	1.000%	12/20/2015	1.205%		1,300	(13)	(20)	7
Mexico Government International Bond	DUB	1.000%	09/20/2015	1.180%		4,000	(33)	(40)	7
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.658%		700	1	(1)	2
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.658%		1,000	2	2	0
Mexico Government International Bond	UBS	1.000%	12/20/2010	0.658%		3,000	3	(4)	7
Morgan Stanley	CITI	1.000%	06/20/2011	1.031%		8,400	1	5	(4)
Morgan Stanley	UBS	1.000%	12/20/2010	1.031%		7,200	2	18	(16)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		2,000	(8)	(17)	9
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	1.240%		900	(4)	(6)	2
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.264%		5,000	(28)	(28)	0
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.571%		1,400	(37)	(45)	8
Rio Tinto Finance USA Ltd.	BCLY	1.000%	09/20/2015	0.940%		3,800	12	(7)	19
Russia Government International Bond	BCLY	1.000%	06/20/2011	0.606%		2,650	8	(2)	10
Russia Government International Bond	JPM	1.000%	09/20/2011	0.753%		800	2	2	0
Russia Government International Bond	MSC	1.000%	12/20/2014	1.499%		1,800	(36)	(67)	31
Russia Government International Bond	UBS	1.000%	06/20/2015	1.561%		5,000	(124)	(76)	(48)
Shell International Finance BV	BCLY	1.000%	09/20/2015	0.666%		12,200	213	141	72
Shell International Finance BV	DUB	1.000%	09/20/2015	0.666%		5,200	98	60	38
SLM Corp.	BOA	5.000%	06/20/2011	2.664%		2,000	37	(95)	132
SLM Corp.	BOA	5.000%	09/20/2014	4.873%		400	2	(62)	64
SLM Corp.	CITI	5.000%	09/20/2011	2.949%		1,000	21	(45)	66
SLM Corp.	JPM	5.000%	09/20/2011	2.949%		2,000	42	(240)	282
SLM Corp.	MSC	5.000%	09/20/2011	2.949%		5,000	106	(400)	506
South Korea Government Bond	BCLY	1.000%	09/20/2015	0.982%		1,700	2	(11)	13
South Korea Government Bond	DUB	1.000%	03/20/2011	0.478%		1,000	3	4	(1)
South Korea Government Bond	DUB	0.920%	12/20/2014	0.902%		1,300	1	0	1
South Korea Government Bond	DUB	1.000%	06/20/2015	0.958%		800	2	8	(6)
South Korea Government Bond	JPM	0.710%	12/20/2010	0.478%		1,200	1	0	1
South Korea Government Bond	JPM	0.930%	12/20/2014	0.902%		3,700	5	0	5
South Korea Government Bond	JPM	1.000%	09/20/2015	0.982%		400	0	(2)	2
South Korea Government Bond	JPM	1.000%	12/20/2015	1.004%		3,200	0	(3)	3
South Korea Government Bond	RBS	1.000%	06/20/2015	0.958%		5,000	11	51	(40)
South Korea Government Bond	UBS	1.000%	09/20/2011	0.537%		1,000	5	5	0
South Korea Government Bond	UBS	1.000%	09/20/2015	0.982%		2,200	3	(7)	10

96	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Total Capital S.A.	CITI	1.000%	09/20/2015	0.654%	$	4,200	$71	$59	$12
Total Capital S.A.	JPM	1.000%	09/20/2015	0.654%		2,700	53	37	16
Total Capital S.A.	MSC	1.000%	09/20/2015	0.654%		2,500	42	36	6
Toyota Motor Corp.	BCLY	1.000%	03/20/2015	0.467%		1,200	28	6	22
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.467%		3,300	78	8	70
Transocean, Inc.	CSFB	5.000%	03/20/2012	1.065%		500	30	2	28
Transocean, Inc.	DUB	5.000%	03/20/2012	1.065%		1,200	71	5	66
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%		7,200	131	106	25
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.567%		1,500	27	11	16
Vodafone Group PLC	DUB	1.000%	09/20/2015	0.823%		4,000	35	(29)	64
Volkswagen International Finance NV	BCLY	1.000%	09/20/2015	0.955%		7,200	18	(87)	105
Volkswagen International Finance NV	CITI	1.000%	09/20/2015	0.955%		1,900	5	(5)	10
Volkswagen International Finance NV	DUB	1.000%	09/20/2015	0.955%		5,500	13	(74)	87

							$2,047	$(1,860)	$3,907

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.EM-13 Index	JPM	5.000%	06/20/2015	$	1,980	$244	$264	$(20)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY	BRL	800	$5	$1	$4
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		4,000	27	6	21
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		29,100	305	47	258
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		135,000	1,249	416	833
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		10,000	93	41	52
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		335,000	3,100	1,335	1,765

							$4,779	$1,846	$2,933

(h)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	61	$19	$27
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	61	15	5

				$34	$32

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	19,100	$171	$102
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		29,500	162	1,728
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		29,500	170	0
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		20,700	24	45
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		20,700	75	48
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		82,500	239	4,832
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		82,500	644	0

See Accompanying Notes	Semiannual Report	September 30, 2010	97

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010	$	10,200	$34	$45
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		10,200	48	14
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		5,000	45	27
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		50,500	524	335
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		8,900	55	521
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		8,900	74	0
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		10,100	33	44
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		10,100	47	13
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		24,200	220	130
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		4,700	31	275
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		4,700	38	0
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		58,300	571	387
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		147,400	1,119	986

								$4,324	$9,532

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010	$	4,000	$7	$7
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		4,000	11	5
Put - OTC CDX.IG-15 5-Year Index	DUB	Sell	1.200%	12/15/2010		24,500	162	115
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.900%	12/15/2010	EUR	24,200	60	61
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.200%	12/15/2010	$	48,400	281	211
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	12/15/2010	EUR	24,200	61	54
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011	$	8,800	19	25
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	10,200	31	37
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011	$	8,800	48	42
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011	EUR	10,200	82	83
Call - OTC CDX.IG-15 5-Year Index	UBS	Buy	1.000%	12/15/2010	$	16,400	46	46
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	12/15/2010		57,900	294	294

							$1,102	$980

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$10,900	$94	$136
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	7,000	90	91

						$184	$227

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	420	$520,300	EUR	0	$3,759
Sales	310	794,100		378,800	6,761
Closing Buys	(608)	(449,800)		(310,000)	(4,704)
Expirations	0	(36,200)		0	(172)
Exercised	0	0		0	0

Balance at 09/30/2010	122	$828,400	EUR	68,800	$5,644

(i)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	10,619	10/2010	DUB	$0	$(840)	$(840)
Buy	BRL	4,465	10/2010	HSBC	118	0	118
Sell		4,465	10/2010	JPM	0	(153)	(153)
Sell		4,465	12/2010	HSBC	0	(119)	(119)
Buy	CAD	966	11/2010	DUB	0	(6)	(6)
Buy		2,759	11/2010	RBC	41	0	41
Buy		455	11/2010	RBS	0	(3)	(3)
Buy	CNY	1,220	11/2010	BCLY	0	(1)	(1)
Buy		2,136	11/2010	CITI	0	(2)	(2)
Buy		4,244	11/2010	DUB	0	(4)	(4)
Buy		14,524	11/2010	HSBC	0	(21)	(21)

98	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	6,935	11/2010	JPM	$0	$(8)	$(8)
Buy		1,337	11/2010	MSC	0	(1)	(1)
Buy		37,089	01/2011	CITI	0	(12)	(12)
Sell		74,240	01/2011	DUB	0	(285)	(285)
Buy		10,712	01/2011	HSBC	14	0	14
Buy		30,827	01/2011	JPM	14	0	14
Buy		15,965	06/2011	BCLY	45	0	45
Buy		37,611	06/2011	DUB	6	(7)	(1)
Buy		31,676	06/2011	JPM	80	0	80
Buy		73,073	11/2011	BOA	195	0	195
Buy		59,778	11/2011	GSC	159	0	159
Buy		9,177	11/2011	JPM	25	0	25
Sell	EUR	21,236	10/2010	UBS	0	(1,535)	(1,535)
Buy		93	11/2010	CITI	5	0	5
Sell		2,042	11/2010	CSFB	0	(187)	(187)
Buy		7,557	11/2010	DUB	620	0	620
Buy		118	11/2010	RBS	3	0	3
Sell	GBP	7,494	12/2010	CITI	0	(131)	(131)
Sell		1,636	12/2010	GSC	0	(22)	(22)
Sell		3,695	12/2010	UBS	0	(55)	(55)
Sell	IDR	3,769,781	10/2010	BCLY	0	(1)	(1)
Buy		8,635,181	10/2010	CITI	84	0	84
Sell		3,865,000	10/2010	CITI	0	(3)	(3)
Buy		3,912,000	10/2010	HSBC	39	0	39
Sell		4,912,400	10/2010	HSBC	0	(3)	(3)
Buy		4,647,500	11/2010	HSBC	20	0	20
Buy		3,868,000	01/2011	DUB	31	0	31
Buy		20,974,819	01/2011	JPM	181	0	181
Buy		3,769,781	07/2011	BCLY	1	0	1
Buy		3,865,000	07/2011	CITI	4	0	4
Buy		4,912,400	07/2011	HSBC	4	0	4
Buy	INR	203,433	11/2010	HSBC	196	0	196
Buy	JPY	318,299	10/2010	CSFB	29	0	29
Sell		1,176,247	11/2010	MSC	0	(117)	(117)
Buy	KRW	1,060,006	11/2010	BCLY	38	0	38
Sell		235,460	11/2010	BCLY	0	(6)	(6)
Buy		264,728	11/2010	BOA	7	0	7
Sell		40,772	11/2010	BOA	0	(1)	(1)
Buy		970,693	11/2010	CITI	31	0	31
Sell		523,735	11/2010	CITI	0	(9)	(9)
Sell		116,260	11/2010	DUB	0	(2)	(2)
Sell		58,650	11/2010	GSC	0	(1)	(1)
Buy		2,046,929	11/2010	HSBC	0	(18)	(18)
Buy		6,359,111	11/2010	JPM	80	(2)	78
Sell		116,985	11/2010	JPM	0	(2)	(2)
Buy		1,482,683	11/2010	MSC	33	0	33
Buy		246,120	11/2010	RBS	13	0	13
Buy		1,926,695	01/2011	DUB	0	(26)	(26)
Buy		10,354,838	01/2011	JPM	170	0	170
Buy	MXN	110,941	02/2011	BCLY	301	0	301
Buy		15,803	02/2011	CITI	46	0	46
Buy		81,462	02/2011	JPM	0	(27)	(27)
Buy	NOK	58,846	11/2010	BCLY	21	0	21
Buy		27,611	11/2010	CITI	169	0	169
Buy	PHP	59,713	11/2010	BCLY	70	0	70
Buy		192,725	11/2010	CITI	211	0	211
Buy		57,100	11/2010	DUB	68	0	68
Buy		189,240	11/2010	JPM	98	0	98
Buy	SGD	8,070	03/2011	BOA	135	0	135
Buy		9,285	03/2011	DUB	55	0	55
Buy		1,670	03/2011	JPM	31	0	31
Buy		2,000	03/2011	RBS	36	0	36

					$3,527	$(3,610)	$(83)

See Accompanying Notes	Semiannual Report	September 30, 2010	99

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$16,908	$0	$16,908
Corporate Bonds & Notes
Banking & Finance	0	543,213	0	543,213
Industrials	5,200	787,192	0	792,392
Utilities	0	284,431	0	284,431
Convertible Bonds & Notes
Industrials	0	4,335	0	4,335
Municipal Bonds & Notes
California	0	75,611	0	75,611
District of Columbia	0	5,372	0	5,372
Florida	0	4,302	0	4,302
Illinois	0	6,052	0	6,052
Indiana	0	3,092	0	3,092
Iowa	0	3,533	0	3,533
Nevada	0	5,270	0	5,270
New Jersey	0	957	0	957
New York	0	27,632	0	27,632
North Carolina	0	2,498	0	2,498
Ohio	0	2,561	0	2,561
Pennsylvania	0	16,406	0	16,406
Tennessee	0	6,323	0	6,323
Texas	0	30,332	0	30,332
U.S. Government Agencies	0	2,209	0	2,209
U.S. Treasury Obligations	0	442,889	0	442,889
Mortgage-Backed Securities	0	30,227	0	30,227

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Asset-Backed Securities	$0	$10,036	$0	$10,036
Sovereign Issues	0	35,990	0	35,990
Short-Term Instruments
Repurchase Agreements	0	2,926	0	2,926
U.S. Treasury Bills	0	5,199	0	5,199
PIMCO Short-Term Floating NAV Portfolio	34,142	0	0	34,142
Investments, at value	$39,342	$2,355,496	$0	$2,394,838

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	4,256	0	4,256
Foreign Exchange Contracts	0	3,527	0	3,527
Interest Rate Contracts	1,969	2,933	0	4,902
	$1,969	$10,716	$0	$12,685

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(662)	(687)	(1,349)
Foreign Exchange Contracts	0	(3,610)	0	(3,610)
Interest Rate Contracts	0	(9,564)	(227)	(9,791)
	$0	$(13,836)	$(914)	$(14,750)

Totals	$41,311	$2,352,376	$(914)	$2,392,773

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$0	$(808)	$0	$0	$121	$0	$0	$(687)	$121
Interest Rate Contracts	(90)	0	(90)	0	0	(47)	0	0	(227)	(47)

Totals	$(90)	$0	$(898)	$0	$0	$74	$0	$0	$(914)	$74

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

100	PIMCO Funds	Credit Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(k)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$172	$0	$0	$0	$0	$172
Unrealized appreciation on foreign currency contracts	0	3,527	0	0	0	3,527
Unrealized appreciation on swap agreements	2,933	0	4,256	0	0	7,189

	$3,105	$3,527	$4,256	$0	$0	$10,888

Liabilities:
Written options outstanding	$9,791	$0	$980	$0	$0	$10,771
Variation margin payable (2)	5	0	0	0	0	5
Unrealized depreciation on foreign currency contracts	0	3,610	0	0	0	3,610
Unrealized depreciation on swap agreements	0	0	369	0	0	369

	$9,796	$3,610	$1,349	$0	$0	$14,755

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$12,936	$172	$2,863	$0	$0	$15,971
Net realized (loss) on foreign currency transactions	0	(2,531)	0	0	0	(2,531)

	$12,936	$(2,359)	$2,863	$0	$0	$13,440

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(7,397)	$(18)	$887	$0	$0	$(6,528)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(1,674)	0	0	0	(1,674)

	$(7,397)	$(1,692)	$887	$0	$0	$(8,202)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,969 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	101

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class and Class D shares (the “Institutional Classes”) of seven funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Dividends received by real estate investment trust securities may include return of capital. Such distributions reduce the cost basis of the respective securities. Distributions, if any, in excess of the cost basis of the security are recognized as capital gain.

(c) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the PIMCO Convertible Fund, are declared daily and distributed to shareholders monthly. Dividends from net investment income, if any, of the PIMCO Convertible Fund are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows;

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•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment fund will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances which daily market quotes are not readily available investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that uses significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

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Notes to Financial Statements (Cont.)

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

(c) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

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(d) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(e) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2010 are disclosed in the Notes to the Schedules of Investments.

(g) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(h) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(i) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed-income securities sold at a discount to face value and offer no interest payments; rather investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

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Notes to Financial Statements (Cont.)

(j) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedules of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the

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Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of September 30, 2010 for which a Fund is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a

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Notes to Financial Statements (Cont.)

predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing a Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of

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companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Funds have filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, Funds that had exposure to Lehman Brothers Special Financing Inc., have entered into a settlement agreement and those Funds that owed money to Lehman Brothers Special Financing Inc. have paid such amounts pursuant to the terms of the settlement agreement.

7. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee			Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Administrative Class	A, B, C and R Classes	Class D(1)	Class P
PIMCO Convertible Fund	0.40%		0.25%	0.25%	N/A	N/A	N/A
PIMCO Diversified Income Fund	0.45%		0.30%	0.30%	0.45%	0.70%	0.40%
PIMCO Floating Income Fund	0.30%		0.25%	0.25%	0.40%	0.65%	0.35%
PIMCO High Yield Fund	0.25%		0.30%	0.30%	0.40%	0.65%	0.40%
PIMCO High Yield Spectrum Fund	0.30%	(2)	0.30%	N/A	0.40%	0.65%	0.40%
PIMCO Investment Grade Corporate Bond Fund	0.25%		0.25%	0.25%	0.40%	0.65%	0.35%
PIMCO Long-Term Credit Fund	0.30%		0.25%	N/A	N/A	N/A	N/A

(1)	As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.
(2)	PIMCO has contractually agreed (through September 30, 2012) to waive 0.05% of the Investment Advisory Fee to 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2010.

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Notes to Financial Statements (Cont.)

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
PIMCO Floating Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2010, AGID received $13,356,081 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO High Yield Spectrum Fund’s Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Class A	Class C	Class D	Class P
PIMCO High Yield Spectrum Fund	0.55%	0.90%	1.65%	0.90%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. Organizational expenses will be recorded during the year ended March 31, 2011.

Each unaffiliated Trustee receives an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) does not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2010, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Convertible Fund	$11,544	$3,784
PIMCO Diversified Income Fund	60,560	183,035
PIMCO Floating Income Fund	199,250	17,777
PIMCO High Yield Fund	182,832	230,581
PIMCO High Yield Spectrum Fund	5,535	0
PIMCO Investment Grade Corporate Bond Fund	35,729	622,252
PIMCO Long-Term Credit Fund	14,848	60,527

Each Fund may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating

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NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended September 30, 2010 (amounts in thousands):

Fund Name	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain(Loss)
PIMCO Diversified Income Fund	$47,302	$675,848	$664,900	$0	$58,330	$148	$81
PIMCO Floating Income Fund	34,143	723,977	670,000	(2)	88,177	177	59
PIMCO High Yield Fund	448,982	1,367,070	1,268,200	13	548,103	770	239
PIMCO High Yield Spectrum Fund	0	33,802	16,500	(1)	17,300	2	(2)
PIMCO Investment Grade Corporate Bond Fund	224,584	1,268,621	1,486,200	0	7,048	121	55
PIMCO Long-Term Credit Fund	15,578	635,743	617,200	0	34,142	43	22

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2010, were as follows (amounts in thousands):

	U.S. Government/ Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Convertible Fund	$31,368	$31,973	$502,070	$139,123
PIMCO Diversified Income Fund	862,961	767,226	1,524,084	1,156,606
PIMCO Floating Income Fund	143,758	152,178	1,140,689	154,659
PIMCO High Yield Fund	5,652	52,709	2,802,971	1,634,597
PIMCO High Yield Spectrum Fund	0	0	67,966	1,030
PIMCO Investment Grade Corporate Bond Fund	9,260,044	8,094,762	1,627,842	2,154,376
PIMCO Long-Term Credit Fund	3,865,740	3,576,545	579,769	555,287

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Notes to Financial Statements (Cont.)

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Convertible Fund				PIMCO Diversified Income Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	35,249	$455,545	3,416	$40,019	65,162	$731,427	80,024	$803,555
Class P	0	0	0	0	1,338	15,009	1,651	16,379
Administrative Class	2,043	27,369	4,556	54,881	119	1,334	247	2,575
Class D	0	0	0	0	4,790	54,125	3,301	34,210
Other Classes	0	0	0	0	7,411	83,071	10,702	109,342
Issued as reinvestment of distributions
Institutional Class	2,463	32,054	1,288	15,679	5,922	66,327	12,552	127,449
Class P	0	0	0	0	26	285	29	299
Administrative Class	136	1,802	93	1,205	18	196	32	325
Class D	0	0	0	0	89	999	149	1,520
Other Classes	0	0	0	0	419	4,696	745	7,581
Cost of shares redeemed
Institutional Class	(5,506)	(72,399)	(86,793)	(841,675)	(40,008)	(448,590)	(78,145)	(799,438)
Class P	0	0	0	0	(522)	(5,789)	(468)	(4,771)
Administrative Class	(3,890)	(52,338)	(722)	(9,018)	(61)	(672)	(124)	(1,309)
Class D	0	0	0	0	(1,957)	(21,575)	(2,086)	(21,782)
Other Classes	0	0	0	0	(4,463)	(49,569)	(6,861)	(68,696)
Net increase (decrease) resulting from Fund share transactions	30,495	$392,033	(78,162)	$(738,909)	38,283	$431,274	21,748	$207,239

	PIMCO Floating Income Fund				PIMCO High Yield Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	128,732	$1,140,459	12,741	$110,162	202,084	$1,818,126	271,670	$2,202,423
Class P	2,137	19,079	2,621	22,640	13,274	120,145	25,720	214,428
Administrative Class	5	38	7	59	37,723	339,587	34,743	286,852
Class D	2,241	19,959	4,351	37,021	42,420	383,526	64,678	530,722
Other Classes	8,810	78,711	13,148	112,199	42,559	384,393	76,361	627,939
Issued as reinvestment of distributions
Institutional Class	1,250	11,108	3,146	25,765	17,133	154,894	38,326	315,172
Class P	13	114	3	23	325	2,934	355	3,032
Administrative Class	0	1	0	1	3,250	29,383	6,745	55,668
Class D	71	632	162	1,371	2,561	23,157	5,885	48,638
Other Classes	274	2,432	536	4,512	4,625	41,784	9,848	81,739
Cost of shares redeemed
Institutional Class	(9,923)	(88,358)	(65,702)	(542,202)	(119,787)	(1,079,610)	(393,607)	(3,126,896)
Class P	(2,141)	(19,048)	(425)	(3,763)	(7,528)	(67,828)	(4,316)	(36,779)
Administrative Class	(1)	(7)	(3)	(23)	(22,922)	(205,044)	(50,895)	(396,567)
Class D	(2,975)	(26,414)	(1,872)	(15,741)	(32,618)	(292,178)	(69,682)	(568,185)
Other Classes	(5,770)	(51,148)	(5,976)	(50,052)	(39,230)	(353,461)	(63,738)	(526,104)
Net increase (decrease) resulting from Fund share transactions	122,723	$1,087,558	(37,263)	$(298,028)	143,869	$1,299,808	(47,907)	$(287,918)

112	PIMCO Funds	Credit Bond Funds

September 30, 2010 (Unaudited)

	PIMCO High Yield Spectrum Fund		PIMCO Investment Grade Corporate Bond Fund
	Period from 09/15/2010 to 09/30/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	7,946	$79,693	62,592	$717,395	295,599	$3,073,657
Class P	12	117	7,219	82,859	20,426	214,223
Administrative Class	0	0	1,342	15,278	4,840	53,409
Class D	167	1,678	14,570	167,146	26,731	289,692
Other Classes	171	1,716	34,308	391,209	72,528	771,514
Issued as reinvestment of distributions
Institutional Class	10	97	8,551	97,792	37,863	413,275
Class P	0	0	90	1,037	205	2,262
Administrative Class	0	0	103	1,176	185	2,032
Class D	0	1	667	7,647	2,010	21,970
Other Classes	0	1	1,618	18,540	4,430	48,529
Cost of shares redeemed
Institutional Class	0	0	(129,063)	(1,458,626)	(237,064)	(2,593,790)
Class P	0	0	(5,556)	(63,224)	(8,293)	(91,638)
Administrative Class	0	0	(2,880)	(32,536)	(745)	(8,216)
Class D	(3)	(25)	(6,629)	(75,222)	(21,218)	(231,188)
Other Classes	0	0	(15,382)	(175,298)	(41,640)	(445,827)
‘Net increase (decrease) resulting from Fund share transactions	8,303	$83,278	(28,450)	$(304,827)	155,857	$1,519,904

	PIMCO Long-Term Credit Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	30,158	$364,470	156,595	$1,735,437
Class P	0	0	0	0
Administrative Class	0	0	0	0
Class D	0	0	0	0
Other Classes	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	4,430	54,367	7,056	81,805
Class P	0	0	0	0
Administrative Class	0	0	0	0
Class D	0	0	0	0
Other Classes	0	0	0	0
Cost of shares redeemed
Institutional Class	(30,272)	(362,106)	(8,268)	(95,546)
Class P	0	0	0	0
Administrative Class	0	0	0	0
Class D	0	0	0	0
Other Classes	0	0	0	0
Net increase resulting from Fund share transactions	4,316	$56,731	155,383	$1,721,696

12.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In

Semiannual Report	September 30, 2010	113

Notes to Financial Statements (Cont.)

July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

In October 2007, the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full.

The Non-Agent Lenders sought an order approving the entry of final judgment dismissing all claims against them, and on December 8, 2008 the court entered an order granting the request for final judgment. The plaintiff filed an appeal with the Second Circuit Court of Appeals, and filed an Appellant’s brief seeking to have the Court of Appeals overturn the dismissal of the complaint by the District Court. Jones Day has taken over the representation of the 400+ group of non-agent lenders, the majority of which were previously represented by Kirkland & Ellis LLP (“Member Funds”). On behalf of the Member Funds and the Non Agent Lenders, on October 13, 2009, Jones Day filed an Appellees Brief with the Second Circuit Court of Appeals, seeking to have the Court affirm the ruling of the District Court. A hearing was held by the Second Circuit on May 18, 2010, and Jones Day represented the Member Funds and the Non Agent Lenders at that hearing.

On May 26, 2010, the Second Circuit Court of Appeals affirmed the dismissal by the District Court of all claims brought against the Non Agent Lenders represented by Jones Day, including PIMCO.

On July 28, 2010, the Adelphia Recovery Trust filed an application with the United States Supreme Court for a 45-day extension of time from August 23, 2010 to October 7, 2010 to file their petition for review, which extension was granted. A subsequent extension to October 22, 2010 has also been approved.

The Adelphia Recovery Trust has announced a settlement (not yet signed) of the remaining tort and other claims against the remaining defendants (the Agent Banks, Investment Banks and Nominal Agent Banks). A motion under Bankruptcy Rule 9019 requesting that Judge McKenna approve the settlement will be filed and heard in November. We have been informed orally that the Adelphia Recovery Trust will request that the Supreme Court hold the Petition in abeyance so that the Non Agent Lenders do not have to respond, and provided that Judge McKenna approves the settlement in November, they will then drop the Petition for Supreme Court review, and the Second Circuit affirmation of the dismissal will be final.

13.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax position for all open tax years, and concluded that the adoptions had no effect on the Funds’ financial position or results of operations. As of September 30, 2010, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

114	PIMCO Funds	Credit Bond Funds

September 30, 2010 (Unaudited)

As of September 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
PIMCO Convertible Fund	$88,424	$(14,955)	$73,469
PIMCO Diversified Income Fund	252,860	(33,059)	219,801
PIMCO Floating Income Fund	65,733	(24,598)	41,135
PIMCO High Yield Fund	805,460	(201,362)	604,098
PIMCO High Yield Spectrum Fund	993	(59)	934
PIMCO Investment Grade Corporate Bond Fund	556,163	(12,960)	543,203
PIMCO Long-Term Credit Fund	171,318	(3,894)	167,424

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, accelerated recognition of unrealized gain on certain futures, options and forward contracts and differences between book and tax realized and unrealized gain/loss on swap contracts for federal income tax purposes.

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Funds’ financial statements.

Semiannual Report	September 30, 2010	115

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone
BRL	Brazilian Real	IDR	Indonesian Rupiah	PHP	Philippine Peso
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CHF	Swiss Franc	JPY	Japanese Yen	TRY	Turkish New Lira
CLP	Chilean Peso	KRW	South Korean Won	TWD	Taiwanese Dollar
CNY	Chinese Renminbi	MXN	Mexican Peso	USD	United States Dollar
EUR	Euro	MYR	Malaysian Ringgit	ZAR	South African Rand

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	NPFGC	National Public Finance Guarantee Corp.
FGIC	Financial Guaranty Insurance Co.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	FSB	Federal Savings Bank

116	PIMCO Funds	Credit Bond Funds

Privacy Policy

(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2010	117

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements; and Approval of the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement for PIMCO CommoditiesPLUS™ Fund, PIMCO CommoditiesPLUS™ Short Strategy Fund and PIMCO High Yield Spectrum Fund

At a meeting held on August 16-17, 2010, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2011. The Board also considered and approved for an additional one-year term through August 31, 2011, the Supervision and Administration Agreement (together with the Amended and Restated Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2011; and (ii) the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, PIMCO Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2011.

The Board of the Trust, including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of the PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, at a meeting on February 23, 2010, and on behalf of PIMCO High Yield Spectrum Fund, at a meeting on August 17, 2010 (together with PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds and, if available, information about the fees charged and services provided by PIMCO to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of New Funds’ Agreements. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to New Funds’ Agreements.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 16-17, 2010 meeting. The independent Trustees also met with counsel to the Trust on August 5, 2010 to discuss the materials presented.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2010 and August 17, 2010 meetings.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to

118	PIMCO Funds	Credit Bond Funds

(Unaudited)

attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trusts and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts.

The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers. The Trustees also considered new services or service enhancements PIMCO has implemented since the Agreements were last renewed in 2009, including PIMCO Retail Oversight (“PRO”), a “Pricing Portal” to streamline and automate certain pricing functions, a quality management system, security fair valuation enhancements required by FAS 157, additional money market fund oversight and reporting, improved review of BFDS’ large trade processing, and web-hosting of prospectuses and other regulatory documents.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund, PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered

PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3.	Investment Performance

As the New Funds had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2010 and other performance data, as available, for the period ended June 30, 2010 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2010 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 16-17, 2010 meeting. The Board noted that, as of May 31, 2010, the Institutional Class of 73%, 74% and 73% of the Funds outperformed its Lipper category median over the three-year, five-year and 10-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in each class’s different distribution and servicing expenses. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 10 years of performance history, over 80% outperformed the relative benchmark indexes on a net-of-fees basis over the 10-year period ended May 31, 2010, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer, nearly 90% all of the Institutional Class assets have outperformed the relative benchmark indexes net of fees, noting, however, the impact of PIMCO Total Return Fund’s size on this data. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also

Semiannual Report	September 30, 2010	119

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements  (Cont.)

discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO StocksPLUS® TR Short Strategy Fund and eventually to reduce the supervisory and administrative fee for certain classes of a number of Funds in connection with the consolidation of all administrative services with PIMCO.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the PIMCO CommoditiesPLUS Strategy Fund and PIMCO High Yield Spectrum Fund, the Board reviewed data comparing the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with a similar investment strategy. At the time the Board considered PIMCO CommoditiesPLUS Short Strategy Fund’s advisory fees, PIMCO did not manage any separate accounts or other products with investment strategies similar to PIMCO CommoditiesPLUS Short Strategy Fund and, thus, no comparative fee information was considered.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the total expenses for 52% of the Funds’ Class A shares and for 93% of the Funds’ Institutional Class shares fall below or are equal to the median total expense of their respective Lipper Expense Group. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

120	PIMCO Funds	Credit Bond Funds

(Unaudited)

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the New Funds are newly organized, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders by offering enhanced or additional services. The Board also considered that economies of scale may be reflected in the Funds’ share class structure, including that the Funds offer Institutional Class shares on third-party platforms that impose high investment minimums. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets. The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structure were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of the Fund’s shareholders.

The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

Semiannual Report	September 30, 2010	121

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PS24550 SAR 093010

Item 2.	Code of Ethics.

The information required by this item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund) is included as part of the annual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its annual report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Total Return Fund

September 30, 2010 (Unaudited)

Complete Schedule of Investments

Schedule of Investments  PIMCO Total Return Fund

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

American General Finance Corp.
7.250% due 04/21/2015		$315,500	$317,595

CIT Group, Inc.
6.250% due 08/11/2015		55,952	56,503

Dex One Corp.
9.000% due 10/24/2014		1,450	1,237
9.225% due 10/24/2014		1,218	1,039

Ford Motor Co.
3.010% due 12/15/2013		33,539	32,942
3.050% due 12/15/2013		17,165	16,860

Fresenius Medical Care Capital Trust
1.664% due 03/31/2013		2	2

International Lease Finance Corp.
6.750% due 03/17/2015		40,000	40,707
7.000% due 03/17/2016		41,146	41,793

Sensata Technologies BV
2.143% due 04/27/2013		13	12
2.231% due 04/27/2013		4,824	4,651

Texas Competitive Electric Holdings Co. LLC
3.758% due 10/10/2014		30,015	23,244
4.033% due 10/10/2014		164	127
4.065% due 10/10/2014		2,079	1,618

Valeant Pharmaceuticals International
5.500% due 09/27/2016		5,000	5,051

Vodafone Group PLC
6.875% due 08/11/2015		139,000	137,527

Yell Group
4.006% due 07/31/2014		27,890	16,017

Total Bank Loan Obligations (Cost $705,606)			696,925

CORPORATE BONDS & NOTES 27.2%

BANKING & FINANCE 20.4%

21st Century Insurance Group
5.900% due 12/15/2013		160	167

Abbey National Capital Trust I
8.963% due 12/29/2049		10,000	10,909

Abbey National Sterling Capital PLC
11.500% due 01/04/2017	GBP	200	414

ABN AMRO North American Holding Preferred Capital Repackage Trust I
6.523% due 12/29/2049		$15,000	13,650

Ace INA Holdings, Inc.
5.700% due 02/15/2017		50	56
5.875% due 06/15/2014		3,400	3,868

Aflac, Inc.
6.900% due 12/17/2039		31,000	34,261

AIG Life Holdings U.S., Inc.
6.625% due 02/15/2029		56,950	57,804
7.500% due 07/15/2025		15,080	16,060

AIG SunAmerica Global Financing X
6.900% due 03/15/2032		19,896	20,493

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		22,200	23,295
6.103% due 06/27/2012		28,025	29,406
7.700% due 08/07/2013		31,300	34,605
8.700% due 08/07/2018		91,600	113,018

Allstate Corp.
5.000% due 08/15/2014		70	78
6.125% due 12/15/2032		150	165
6.125% due 05/15/2037		5,200	4,862
6.500% due 05/15/2067		8,000	7,460

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$166,800	$184,481

Ally Credit Canada Ltd.
6.000% due 05/23/2012	EUR	19,065	26,900
6.625% due 12/17/2010	GBP	4,200	6,664

Ally Financial, Inc.
0.000% due 12/01/2012		$13,000	11,533
2.497% due 12/01/2014		10,300	9,220
5.250% due 01/15/2014		61	58
5.375% due 06/06/2011		62,655	63,673
5.375% due 06/06/2011	EUR	19,900	27,671
5.700% due 10/15/2013		$15	14
5.700% due 12/15/2013		312	298
5.850% due 05/15/2013		60	58
5.850% due 06/15/2013		80	77
5.900% due 12/15/2013		194	187
5.900% due 01/15/2019		146	126
5.900% due 02/15/2019		404	349
5.900% due 10/15/2019		86	74
6.000% due 04/01/2011		24,000	24,134
6.000% due 12/15/2011		90,591	93,321
6.000% due 05/23/2012		23,418	24,003
6.000% due 12/15/2013		111	107
6.000% due 02/15/2019		751	654
6.000% due 03/15/2019		7,350	6,400
6.000% due 04/15/2019		1,821	1,585
6.000% due 09/15/2019		569	493
6.050% due 08/15/2019		411	360
6.050% due 10/15/2019		919	798
6.100% due 09/15/2019		55	48
6.125% due 10/15/2019		156	136
6.150% due 09/15/2013		50	48
6.150% due 11/15/2013		25	24
6.150% due 12/15/2013		35	34
6.150% due 08/15/2019		1,312	1,154
6.150% due 09/15/2019		303	266
6.150% due 10/15/2019		1,244	1,088
6.200% due 11/15/2013		154	149
6.200% due 04/15/2019		656	580
6.250% due 07/15/2013		230	224
6.250% due 10/15/2013		111	108
6.250% due 11/15/2013		170	165
6.250% due 02/15/2016		280	261
6.250% due 12/15/2018		170	152
6.250% due 01/15/2019		279	247
6.250% due 04/15/2019		1,887	1,694
6.250% due 05/15/2019		513	458
6.250% due 07/15/2019		991	880
6.300% due 03/15/2013		20	20
6.300% due 10/15/2013		160	156
6.300% due 11/15/2013		135	131
6.300% due 03/15/2016		25	24
6.300% due 08/15/2019		193	172
6.350% due 02/15/2016		75	70
6.350% due 04/15/2016		234	220
6.350% due 10/15/2016		60	56
6.350% due 04/15/2019		244	218
6.350% due 07/15/2019		553	494
6.375% due 01/15/2014		120	117
6.400% due 03/15/2013		50	49
6.400% due 03/15/2016		50	47
6.400% due 12/15/2018		43	39
6.400% due 11/15/2019		1,306	1,161
6.500% due 02/15/2013		105	103

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 03/15/2013	$117	$115
6.500% due 04/15/2013	190	187
6.500% due 05/15/2013	228	224
6.500% due 06/15/2013	20	20
6.500% due 08/15/2013	50	49
6.500% due 11/15/2013	388	384
6.500% due 02/15/2016	15	14
6.500% due 03/15/2016	167	159
6.500% due 09/15/2016	436	411
6.500% due 10/15/2016	751	709
6.500% due 06/15/2018	1,605	1,454
6.500% due 12/15/2018	802	722
6.500% due 05/15/2019	817	747
6.550% due 10/15/2016	450	426
6.550% due 12/15/2019	35	31
6.600% due 08/15/2016	5,162	4,910
6.600% due 06/15/2019	266	243
6.625% due 05/15/2012	111,550	115,588
6.650% due 02/15/2013	46	45
6.650% due 04/15/2016	109	104
6.650% due 06/15/2018	42	39
6.650% due 10/15/2018	436	400
6.700% due 05/15/2014	55	54
6.700% due 06/15/2014	263	257
6.700% due 08/15/2016	125	119
6.700% due 06/15/2018	1,745	1,630
6.700% due 11/15/2018	15	14
6.700% due 06/15/2019	456	419
6.700% due 12/15/2019	60	54
6.750% due 09/15/2012	1,490	1,472
6.750% due 10/15/2012	1,102	1,090
6.750% due 04/15/2013	73	72
6.750% due 06/15/2014	95	93
6.750% due 12/01/2014	80,500	83,300
6.750% due 07/15/2016	226	216
6.750% due 08/15/2016	1,683	1,609
6.750% due 09/15/2016	534	510
6.750% due 11/15/2016	105	100
6.750% due 03/15/2018	194	184
6.750% due 07/15/2018	421	395
6.750% due 09/15/2018	200	185
6.750% due 10/15/2018	80	74
6.750% due 11/15/2018	340	312
6.750% due 05/15/2019	2,186	2,015
6.750% due 06/15/2019	341	313
6.800% due 04/15/2013	20	20
6.800% due 09/15/2016	10	10
6.800% due 09/15/2018	31	29
6.800% due 10/15/2018	97	90
6.850% due 04/15/2016	200	193
6.850% due 05/15/2016	60	58
6.850% due 07/15/2016	50	48
6.850% due 05/15/2018	121	115
6.875% due 09/15/2011	392,565	404,816
6.875% due 08/28/2012	284,040	297,218
6.875% due 10/15/2012	987	978
6.875% due 08/15/2016	1,712	1,644
6.875% due 07/15/2018	40	38
6.900% due 06/15/2017	40	39
6.900% due 07/15/2018	290	273
6.900% due 08/15/2018	70	66
6.950% due 06/15/2017	100	97
7.000% due 02/01/2012	46,113	48,130
7.000% due 02/01/2012 (m)	89,085	92,225

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000S)	(000S)
7.000% due 10/15/2012	$892	$886
7.000% due 12/15/2012	856	850
7.000% due 01/15/2013	947	946
7.000% due 08/15/2013	97	96
7.000% due 05/15/2016	269	261
7.000% due 08/15/2016	64	62
7.000% due 11/15/2016	377	365
7.000% due 12/15/2016	215	208
7.000% due 06/15/2017	45	44
7.000% due 07/15/2017	55	54
7.000% due 02/15/2018	893	861
7.000% due 03/15/2018	310	298
7.000% due 05/15/2018	199	188
7.000% due 08/15/2018	95	90
7.000% due 02/15/2021	191	174
7.000% due 09/15/2021	376	341
7.000% due 11/15/2024	11,557	10,377
7.050% due 03/15/2018	1,090	1,051
7.050% due 04/15/2018	398	382
7.100% due 01/15/2013	255	255
7.125% due 08/15/2012	9,553	9,511
7.125% due 12/15/2012	304	302
7.125% due 10/15/2017	161	158
7.150% due 11/15/2012	264	263
7.150% due 06/15/2016	297	290
7.150% due 09/15/2018	174	165
7.150% due 03/15/2025	90	81
7.200% due 10/15/2017	610	602
7.250% due 03/02/2011	116,933	119,205
7.250% due 08/15/2012	5,893	5,875
7.250% due 06/15/2016	375	369
7.250% due 09/15/2017	1,813	1,789
7.250% due 01/15/2018	908	891
7.250% due 04/15/2018	2,653	2,579
7.250% due 08/15/2018	5,087	4,877
7.250% due 09/15/2018	49	47
7.250% due 01/15/2025	2,346	2,126
7.250% due 02/15/2025	297	269
7.300% due 12/15/2017	102	101
7.300% due 01/15/2018	1,953	1,922
7.350% due 04/15/2018	466	456
7.375% due 11/15/2016	5,047	4,998
7.375% due 04/15/2018	227	222
7.400% due 12/15/2017	990	982
7.500% due 10/15/2012	145	145
7.500% due 12/31/2013	91,241	97,856
7.500% due 05/15/2016	555	551
7.500% due 11/15/2016	8,510	8,444
7.500% due 08/15/2017	752	738
7.500% due 11/15/2017	147	147
7.500% due 12/15/2017	2,450	2,443
7.500% due 09/15/2020	253,800	271,566
7.500% due 03/15/2025	50	46
7.625% due 11/15/2012	151	151
7.750% due 10/15/2012	123	123
7.750% due 10/15/2017	118	118
8.000% due 10/15/2017	117	117
8.000% due 11/15/2017	144	144
8.000% due 03/15/2020	10,000	10,950
8.000% due 11/01/2031	71,670	75,628
8.125% due 11/15/2017	196	196
8.250% due 03/15/2017	40	40
8.300% due 02/12/2015	142,000	155,135

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)
9.000% due 07/15/2015		$276	$277
9.000% due 07/15/2020		154	154

American Express Bank FSB
0.386% due 05/29/2012		17,325	17,172
0.407% due 06/12/2012		34,783	34,451
0.557% due 06/12/2017		10,000	9,091
5.500% due 04/16/2013		247,440	269,548
6.000% due 09/13/2017		330,700	377,756

American Express Centurion Bank
0.407% due 06/12/2012		1,300	1,288
5.200% due 11/26/2010		3,476	3,498
5.550% due 10/17/2012		12,800	13,795
6.000% due 09/13/2017		309,600	353,654

American Express Co.
5.250% due 09/12/2011		600	624
5.500% due 09/12/2016		335	381
6.150% due 08/28/2017		55,475	63,963
6.800% due 09/01/2066		7,489	7,545
7.000% due 03/19/2018		344,854	415,958
7.250% due 05/20/2014		12,500	14,674
8.125% due 05/20/2019		500	647
8.150% due 03/19/2038		90	127

American Express Credit Corp.
0.376% due 02/24/2012		3,000	2,981
0.408% due 10/04/2010		44,560	44,560
0.417% due 06/16/2011		41,317	41,258
0.438% due 12/02/2010		124,073	124,092
5.125% due 08/25/2014		19,000	21,073
5.375% due 10/01/2014	GBP	250	419
5.875% due 05/02/2013		$161,310	177,680
6.625% due 09/24/2012	GBP	100	169
7.300% due 08/20/2013		$115	132

American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011		51,700	51,306
5.250% due 11/21/2011		44,909	46,786

American General Capital II
8.500% due 07/01/2030		79,800	82,593

American General Finance Corp.
0.542% due 12/15/2011		103,645	96,573
0.649% due 08/17/2011		135,742	126,426
3.250% due 01/16/2013	EUR	6,000	7,032
4.000% due 03/15/2011		$63,600	63,600
4.125% due 11/29/2013	EUR	26,950	31,194
4.625% due 06/22/2011		79,229	105,169
4.875% due 07/15/2012		$54,005	51,305
5.200% due 12/15/2011		12,000	11,700
5.375% due 10/01/2012		50,025	47,586
5.400% due 12/01/2015		15,554	12,599
5.500% due 12/15/2012		1,000	922
5.625% due 08/17/2011		82,950	82,535
5.850% due 06/01/2013		19,117	17,731
5.900% due 09/15/2012 (m)		68,230	65,501
6.900% due 12/15/2017		176,100	147,924

American General Institutional Capital A
7.570% due 12/01/2045		10,000	9,450

American Honda Finance Corp.
1.041% due 06/20/2011		25,000	25,120

American International Group, Inc.
0.000% due 10/15/2037		200,000	25,500
0.000% due 01/18/2047		135,329	11,697
0.391% due 03/20/2012		107,300	103,985
0.494% due 10/22/2012	JPY	5,000,000	52,515
0.635% due 10/18/2011		$88,850	87,569
1.021% due 07/19/2013	EUR	16,600	20,821

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)
1.034% due 04/26/2011	EUR	20,750	$28,158
1.280% due 03/23/2012	SEK	54,000	7,462
1.400% due 04/03/2012	JPY	5,600,000	64,529
1.490% due 12/21/2011		11,900,000	139,121
2.875% due 06/20/2011	CHF	20,000	20,365
2.875% due 04/16/2015		5,735	5,413
4.000% due 09/20/2011	EUR	92,200	125,960
4.250% due 05/15/2013		$160,790	166,820
4.375% due 04/26/2016	EUR	14,650	18,960
4.700% due 10/01/2010		$78,147	78,147
4.875% due 03/15/2067	EUR	33,350	32,962
4.900% due 06/02/2014	CAD	46,586	43,670
4.950% due 03/20/2012		$161,470	168,534
5.000% due 06/26/2017	EUR	23,250	29,999
5.000% due 04/26/2023	GBP	18,500	23,894
5.050% due 10/01/2015		$146,211	149,501
5.375% due 10/18/2011		91,830	95,274
5.450% due 05/18/2017		267,310	273,324
5.600% due 10/18/2016		123,171	126,250
5.750% due 03/15/2067	GBP	48,400	55,503
5.850% due 01/16/2018		$315,832	328,465
5.950% due 10/04/2010	GBP	7,600	11,939
6.250% due 05/01/2036		$222,815	217,245
6.250% due 03/15/2037		2,200	1,898
8.000% due 05/22/2038	EUR	55,950	72,842
8.000% due 05/22/2068		61,300	79,807
8.175% due 05/15/2068		$792,222	798,164
8.250% due 08/15/2018		552,405	646,314
8.625% due 05/22/2038	GBP	100,000	150,021
8.625% due 05/22/2068		172,350	258,561

Ameriprise Financial, Inc.
5.350% due 11/15/2010		$4	4

Amsouth Bank
5.200% due 04/01/2015 (q)		5,000	4,976

Anadarko Finance Co.
6.750% due 05/01/2011 (m)		30,930	31,892
7.500% due 05/01/2031		400	434

ANZ National International Ltd.
6.200% due 07/19/2013		231,250	257,193

ASB Finance Ltd.
0.953% due 02/13/2012	EUR	700	946

Asian Development Bank
5.820% due 06/16/2028		$1,100	1,306

ASIF Global Financing XIX
4.900% due 01/17/2013		10,493	10,782

ASIF II
5.125% due 01/28/2013	GBP	11,482	18,387

ASIF III Jersey Ltd.
4.750% due 09/11/2013	EUR	17,479	24,702
5.500% due 03/07/2011		17,329	23,914

Australia & New Zealand Banking Group Ltd.
4.750% due 12/07/2018	GBP	300	488

AXA S.A.
6.463% due 12/29/2049		$800	702

BAC Capital Trust VI
5.625% due 03/08/2035		7,200	6,786

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	72,050	90,235

BAC Capital Trust XIV
5.630% due 09/29/2049		$345	251

BAC Capital Trust XV
1.097% due 06/01/2056		10	6

Banco del Estado de Chile
4.125% due 10/07/2020 (d)		38,000	37,711

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)

Banco do Brasil S.A.
4.500% due 01/22/2015		$32,500	$34,247
6.000% due 01/22/2020		10,000	11,200

Banco Santander Totta S.A.
1.161% due 12/09/2015	EUR	100	132

Bank of America Corp.
0.622% due 09/15/2014		$15,400	14,695
0.706% due 08/15/2016		82,800	74,671
0.786% due 10/14/2016		45,000	40,204
0.792% due 09/11/2012		100	99
0.835% due 02/02/2011	GBP	20,000	31,366
4.000% due 03/28/2018	EUR	3,550	4,784
4.250% due 10/01/2010		$48	48
4.750% due 08/15/2013		500	528
4.750% due 05/23/2017	EUR	11,000	14,631
4.750% due 05/06/2019		3,000	4,139
5.120% due 02/14/2017	AUD	11,000	9,104
5.125% due 11/15/2014		$125	135
5.200% due 03/15/2018		100	100
5.250% due 12/01/2015		275	291
5.250% due 11/09/2016	GBP	100	160
5.375% due 08/15/2011		$2,000	2,081
5.375% due 09/11/2012		250	267
5.500% due 12/04/2019	GBP	500	818
5.625% due 10/14/2016		$185	200
5.625% due 07/01/2020		250	265
5.650% due 05/01/2018		73,040	77,506
5.750% due 12/01/2017		70,810	75,818
6.000% due 09/01/2017		221,105	239,745
6.125% due 09/15/2021	GBP	200	333
6.500% due 08/01/2016		$5,855	6,595
7.000% due 06/15/2016	EUR	8,250	12,827
7.250% due 10/15/2025		$200	226
7.375% due 05/15/2014		108,775	125,162
7.400% due 01/15/2011		29,276	29,812
7.625% due 06/01/2019		13,190	15,667
7.800% due 09/15/2016		2,000	2,322

Bank of America Institutional Capital A
8.070% due 12/31/2026		4,400	4,587

Bank of America N.A.
0.572% due 06/15/2016		108,360	96,834
5.300% due 03/15/2017		500	515
6.000% due 10/15/2036		70,100	69,870
6.100% due 06/15/2017		5,600	5,996

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		122,700	129,806

Bank of Montreal
2.850% due 06/09/2015		134,500	141,767

Bank of New York Mellon Corp.
6.375% due 04/01/2012		200	216

Bank of Nova Scotia
1.450% due 07/26/2013		3,000	3,035
2.250% due 01/22/2013		48,000	49,414

Bank of Scotland PLC
0.352% due 12/08/2010		19,400	19,390
5.250% due 02/21/2017		100	109
5.500% due 06/15/2012		12,000	12,861
5.625% due 05/23/2013	EUR	3,900	5,626
7.281% due 05/29/2049	GBP	50	67
7.286% due 05/29/2049		50	70

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	2,600	3,548

Bank One Capital III
8.750% due 09/01/2030		$325	395

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)

Bank One Corp.
4.900% due 04/30/2015		$20,000	$21,637
5.900% due 11/15/2011		12,500	13,182
7.750% due 07/15/2025		200	245

BankAmerica Capital II
8.000% due 12/15/2026		10	10

Barclays Bank PLC
5.000% due 09/22/2016		900	987
5.200% due 07/10/2014		4,400	4,884
5.250% due 05/27/2014	EUR	50	74
5.450% due 09/12/2012		$200,200	216,914
5.750% due 08/17/2021	GBP	750	1,278
6.000% due 01/23/2018	EUR	900	1,347
6.050% due 12/04/2017		$271,211	294,554
6.750% due 05/22/2019		700	833
6.860% due 09/29/2049		6,410	6,122
7.434% due 09/29/2049		90,125	92,829
7.500% due 12/29/2049	EUR	350	477
8.550% due 09/29/2049		$1,300	1,342
10.179% due 06/12/2021		489,977	654,580
14.000% due 11/29/2049	GBP	321,290	634,678

Barrick International Barbados Corp.
5.750% due 10/15/2016		$9,900	11,309

BB&T Corp.
4.750% due 10/01/2012		145	154

Bear Stearns Cos. LLC
0.489% due 11/28/2011		9,062	9,070
0.639% due 02/23/2012		1,000	995
0.652% due 10/22/2010		12,800	12,803
0.729% due 11/21/2016		13,706	12,838
1.185% due 07/27/2012	EUR	24,000	32,370
1.540% due 11/30/2011	JPY	2,000,000	24,246
4.500% due 10/28/2010		$8,215	8,237
5.300% due 10/30/2015		20,500	22,906
5.350% due 02/01/2012		405	428
5.500% due 08/15/2011		10,325	10,765
5.550% due 01/22/2017		1,355	1,480
6.400% due 10/02/2017		236,829	276,248
6.950% due 08/10/2012		563,980	623,676
7.250% due 02/01/2018		181,065	220,885

BFC Finance Corp.
7.375% due 12/01/2017		916	1,105

Block Financial LLC
7.875% due 01/15/2013		53,100	57,653

BM&FBovespa S.A.
5.500% due 07/16/2020		16,500	17,648

BNP Paribas
5.186% due 06/29/2049		3,950	3,743
5.954% due 07/29/2049	GBP	450	664
7.195% due 06/29/2049		$25,500	25,500

BNY Mellon N.A.
4.750% due 12/15/2014		50	56

Boeing Capital Corp.
6.100% due 03/01/2011		300	307

BPCE S.A.
6.117% due 10/29/2049	EUR	300	357

BTMU Curacao Holdings NV
1.051% due 11/29/2049	JPY	1,000,000	11,965

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$29,500	19,542

C5 Capital SPV Ltd.
6.196% due 12/29/2049		15,000	9,893

Caelus Re Ltd.
6.549% due 06/07/2011		25,000	25,282

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		$89,000	$91,309

Capital One Bank USA N.A.
8.800% due 07/15/2019		115,000	147,215

Capital One Capital V
10.250% due 08/15/2039		33,225	36,174

Capital One Capital VI
8.875% due 05/15/2040		19,950	21,097

Capital One Financial Corp.
5.700% due 09/15/2011		7,000	7,297
6.150% due 09/01/2016		8,462	9,294
6.250% due 11/15/2013		193	215
6.750% due 09/15/2017		260,575	313,637
7.375% due 05/23/2014		13,012	15,207

Caterpillar Financial Services Corp.
4.850% due 12/07/2012		300	325
5.050% due 12/01/2010		35	35
5.450% due 04/15/2018		25	29
6.209% due 06/29/2012	AUD	39,500	38,132

CBA Capital Trust II
6.024% due 03/29/2049		$7,465	7,458

Chambers Descendants Trust
12.000% due 08/15/2018 (q)		66,607	67,834

Charter One Bank N.A.
6.375% due 05/15/2012		6,350	6,733

Chubb Corp.
6.375% due 03/29/2067		6,000	5,970
6.500% due 05/15/2038		10,000	12,258

CIT Group, Inc.
7.000% due 05/01/2013		63,113	63,744
7.000% due 05/01/2014		67,758	67,927
7.000% due 05/01/2015		36,858	36,766
7.000% due 05/01/2016		31,430	31,116
7.000% due 05/01/2017		44,495	43,772

Citicorp
7.250% due 10/15/2011		12,413	13,063

CitiFinancial, Inc.
6.625% due 06/01/2015		10,000	11,116

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	900	1,079

Citigroup Capital XXI
8.300% due 12/21/2077		$423,796	447,105

Citigroup, Inc.
0.417% due 03/16/2012		90,174	88,668
0.418% due 03/07/2014		21,000	19,705
0.452% due 05/18/2011 (m)		90,200	90,118
0.562% due 06/09/2016		142,900	121,254
0.844% due 08/10/2011	GBP	17,261	26,686
1.024% due 03/05/2014	EUR	20,000	25,535
1.039% due 06/28/2013		10,600	13,735
2.076% due 05/15/2018		$1,750	1,682
2.384% due 08/13/2013		188,800	190,286
3.625% due 11/30/2017	EUR	1,650	2,162
4.250% due 02/25/2030		60,000	67,827
4.750% due 05/19/2015		$125	132
4.750% due 05/31/2017	EUR	11,500	15,247
4.750% due 02/10/2019		20,975	28,100
4.875% due 05/07/2015		$46,805	48,634
5.000% due 09/15/2014		65,515	68,131
5.000% due 08/02/2019	EUR	100	140
5.100% due 09/29/2011		$43,550	45,265
5.125% due 12/12/2018	GBP	450	677
5.250% due 02/27/2012		$20,166	21,191
5.300% due 10/17/2012		202,850	216,248

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)
5.500% due 08/27/2012		$181,317	$193,234
5.500% due 04/11/2013		732,235	786,212
5.500% due 10/15/2014		81	88
5.500% due 02/15/2017		5,625	5,818
5.625% due 08/27/2012		31,217	33,005
5.850% due 07/02/2013		24,500	26,517
5.850% due 12/11/2034		3,600	3,639
5.875% due 07/01/2024	GBP	10,150	15,080
5.875% due 02/22/2033		$75	72
5.875% due 05/29/2037		2,240	2,237
6.000% due 02/21/2012		1,100	1,167
6.000% due 08/15/2017		87,742	94,955
6.010% due 01/15/2015		35,663	39,256
6.125% due 11/21/2017		175,640	192,139
6.125% due 05/15/2018		160,120	174,961
6.375% due 08/12/2014		75	83
6.393% due 03/06/2023	EUR	70,100	101,508
6.400% due 03/27/2013		8,000	11,816
6.500% due 08/19/2013		$217,776	240,788
6.875% due 03/05/2038		15	17
8.125% due 07/15/2039		179,649	227,656
8.500% due 05/22/2019		91,646	113,487

CNA Financial Corp.
5.850% due 12/15/2014		38,500	41,317
6.000% due 08/15/2011		28,500	29,552
6.500% due 08/15/2016		6,250	6,797

Comerica Bank
0.439% due 05/24/2011		10,500	10,453

Commonwealth Bank of Australia
2.400% due 01/12/2012		700	717

Compass Bank
6.400% due 10/01/2017		25,000	26,517

Corp. Andina de Fomento
5.750% due 01/12/2017		165	180
6.875% due 03/15/2012		55	59
8.125% due 06/04/2019		40	50

Countrywide Financial Corp.
0.858% due 05/07/2012 (m)		39,000	38,688
1.291% due 11/23/2010	EUR	50,640	69,738
5.800% due 06/07/2012		$258,685	274,921
6.250% due 05/15/2016		25,255	27,227

Countrywide Home Loans, Inc.
4.000% due 03/22/2011		68,709	69,805

Credit Agricole S.A.
5.136% due 12/29/2049	GBP	250	342
6.637% due 05/29/2049		$38,647	35,370
7.589% due 01/29/2049	GBP	150	231

Credit Suisse
5.000% due 05/15/2013		$231,700	252,625
6.000% due 02/15/2018		115	127

Credit Suisse USA, Inc.
0.576% due 08/16/2011		11,595	11,611
5.125% due 08/15/2015		55	62
5.375% due 03/02/2016		250	283
5.500% due 08/16/2011		400	417
5.500% due 08/15/2013		100	111
6.125% due 11/15/2011		9,300	9,843
7.125% due 07/15/2032		40	52

Danske Bank A/S
2.500% due 05/10/2012		100	102
4.878% due 05/29/2049	EUR	8,000	10,275
5.684% due 12/29/2049	GBP	17,100	23,370

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)

DBS Bank Ltd.
0.596% due 05/16/2017		$22,000	$21,466
5.000% due 11/15/2019		8,000	8,644

Deutsche Bank AG
1.169% due 02/17/2015		11,700	11,448
4.875% due 05/20/2013		275,385	299,381
6.000% due 09/01/2017		365,050	421,436

Dexia Credit Local
2.000% due 03/05/2013		21,700	21,880

Dexia Credit Local S.A.
0.961% due 04/29/2014		732,000	729,703
2.750% due 01/10/2014		123,770	126,673
2.750% due 04/29/2014		128,800	132,512

DnB NOR Bank ASA
6.012% due 03/29/2049	GBP	100	155
7.250% due 06/23/2020		50	91

East Lane Re Ltd.
6.466% due 05/06/2011		$45,000	45,747

European Bank for Reconstruction & Development
6.000% due 02/14/2012	RUB	7,000	234

European Investment Bank
1.250% due 09/20/2012	JPY	44,700	547
4.000% due 10/15/2037	EUR	300	457
4.625% due 05/15/2014		$77	86
5.125% due 09/13/2016		39	46

FCE Bank PLC
7.125% due 01/16/2012	EUR	219,150	309,960
7.125% due 01/15/2013		239,850	340,872
7.875% due 02/15/2011	GBP	61,400	98,025

FIA Card Services N.A.
6.625% due 06/15/2012		$10,000	10,658
7.125% due 11/15/2012 (q)		12,585	13,726

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		21,106	22,504

Fifth Third Bancorp
0.711% due 12/20/2016		29,030	25,684
6.250% due 05/01/2013		100,180	109,777

First Union Capital I
7.935% due 01/15/2027		4,405	4,530

First Union Institutional Capital II
7.850% due 01/01/2027		9,500	9,894

Fleet Capital Trust V
1.291% due 12/18/2028		800	579

FleetBoston Financial Corp.
6.700% due 07/15/2028		1,200	1,260

FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018		202	230

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		147,700	147,737
5.542% due 06/15/2011		155,985	160,080
6.625% due 08/15/2017		50,000	53,349
7.000% due 10/01/2013		31,700	34,033
7.250% due 10/25/2011		28,300	29,715
7.375% due 02/01/2011		33,235	33,853
7.500% due 08/01/2012		289,016	306,921
7.800% due 06/01/2012		70,876	75,411
8.000% due 06/01/2014		10,825	11,851
8.000% due 12/15/2016		175,319	198,499
8.125% due 01/15/2020		7,000	8,057
8.625% due 11/01/2010		23,300	23,414
8.700% due 10/01/2014		31,900	35,830

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)
9.875% due 08/10/2011		$24,800	$26,273
12.000% due 05/15/2015		58,225	73,427

Fortis Bank Nederland NV
1.249% due 06/10/2011	EUR	500	681
3.000% due 04/17/2012		100	140

Fortis Bank S.A.
4.625% due 10/29/2049		300	368

Foundation Re II Ltd.
7.119% due 11/26/2010		$44,250	44,361

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		1,600	1,832

GATX Financial Corp.
5.500% due 02/15/2012		7,080	7,398
6.273% due 06/15/2011		10,355	10,622

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		87,500	105,149
10.500% due 03/25/2014		100,200	120,440

GE Capital UK Funding
5.875% due 11/04/2020	GBP	200	349
6.000% due 04/11/2013		84	144
8.000% due 01/14/2039		300	650

General Electric Capital Corp.
0.421% due 03/20/2014		$200	192
0.421% due 06/20/2014		38,000	35,935
0.431% due 12/20/2013		5,000	4,799
0.442% due 09/15/2014		1,100	1,051
0.552% due 09/15/2014		14	14
0.568% due 05/08/2013		400	392
0.604% due 05/11/2016		4,900	4,520
0.724% due 10/06/2015		13,500	12,615
0.731% due 01/08/2016		45,900	42,637
0.815% due 05/05/2026		29,950	23,456
1.239% due 05/22/2013		3,305	3,299
4.625% due 09/15/2066	EUR	10,200	11,402
4.875% due 03/04/2015		$350	385
5.375% due 12/18/2040	GBP	200	315
5.400% due 02/15/2017		$6,400	7,061
5.500% due 09/15/2066	GBP	150	212
5.500% due 09/15/2067	EUR	171,850	202,062
5.625% due 09/15/2017		$565	632
5.625% due 05/01/2018		2,292	2,548
5.875% due 01/14/2038		548,287	558,752
6.375% due 11/15/2067		249,800	250,737
6.500% due 09/15/2067	GBP	4,500	6,601
6.750% due 03/15/2032		$250	279
6.875% due 01/10/2039		248,176	285,960
8.125% due 05/15/2012		250	274

General Electric Capital Services, Inc.
7.500% due 08/21/2035		76,700	94,634

Genworth Financial, Inc.
6.500% due 06/15/2034		160	149
6.515% due 05/22/2018		15,000	15,318
7.700% due 06/15/2020		15,000	15,909

Genworth Global Funding Trusts
0.452% due 12/15/2010		6,160	6,161
0.516% due 05/15/2012		12,000	11,665
0.716% due 04/15/2014		500	449

Genworth Life Institutional Funding Trust
5.875% due 05/03/2013		21,000	22,258

Glen Meadow Pass-Through Trust
6.505% due 02/12/2067		22,700	18,160

GMAC International Finance BV
7.500% due 04/21/2015	EUR	61,000	85,445

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golden West Financial Corp.
4.750% due 10/01/2012		$100	$106

Goldman Sachs Capital I
6.345% due 02/15/2034		750	725

Goldman Sachs Capital II
5.793% due 06/01/2043		25,200	21,514

Goldman Sachs Group, Inc.
0.604% due 02/06/2012		78,765	78,291
0.740% due 03/22/2016		37,425	34,647
0.889% due 09/29/2014		12,500	12,175
0.912% due 07/22/2015		6,006	5,652
0.931% due 10/07/2011		2,700	2,699
1.028% due 01/12/2015		20,000	19,153
1.090% due 10/04/2012	EUR	3,500	4,577
1.198% due 02/04/2013		12,100	15,993
1.199% due 11/15/2014		200	255
1.241% due 05/23/2016		5,600	6,870
1.246% due 05/18/2015		19,740	24,920
1.246% due 01/30/2017		38,200	45,874
1.404% due 08/12/2015 (q)		50,000	62,963
3.625% due 08/01/2012		$120	125
4.750% due 07/15/2013		500	537
4.750% due 01/28/2014	EUR	1,800	2,564
5.000% due 01/15/2011		$1,500	1,518
5.125% due 04/24/2013	EUR	500	716
5.125% due 01/15/2015		$12	13
5.250% due 04/01/2013		82	89
5.300% due 02/14/2012		11,630	12,237
5.350% due 01/15/2016		17,755	19,552
5.375% due 02/15/2013	EUR	29,845	42,756
5.450% due 11/01/2012		$446	481
5.500% due 11/15/2014		148	163
5.625% due 01/15/2017		250	265
5.700% due 09/01/2012		2,395	2,579
5.750% due 10/01/2016		1,200	1,335
5.950% due 01/18/2018		314,565	346,011
5.950% due 01/15/2027		190	191
6.000% due 05/01/2014		200	223
6.125% due 02/15/2033		20,010	21,838
6.150% due 04/01/2018		356,590	396,133
6.250% due 09/01/2017		421,600	473,218
6.375% due 05/02/2018	EUR	13,400	20,485
6.450% due 05/01/2036		$155	156
6.600% due 01/15/2012		12,975	13,834
6.750% due 10/01/2037		320,024	333,692
7.500% due 02/15/2019		38,393	45,751

Green Valley Ltd.
4.410% due 01/10/2011	EUR	3,850	5,223

Hartford Financial Services Group, Inc.
8.125% due 06/15/2068		$1,000	1,018

Hartford Life Global Funding Trusts
0.472% due 06/16/2014		400	376

HBOS Capital Funding LP
6.071% due 06/29/2049		10,000	8,900

HBOS PLC
0.489% due 09/30/2016		3,000	2,523
0.493% due 09/06/2017		2,971	2,461
1.054% due 03/29/2016	EUR	14,953	17,972
1.079% due 03/21/2017		700	812
1.188% due 09/01/2016		1,231	1,470
6.750% due 05/21/2018		$258,638	260,231

HCP, Inc.
5.625% due 02/28/2013		3,225	3,447
5.650% due 12/15/2013		2,530	2,721

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.950% due 09/15/2011		$10,550	$10,969
6.000% due 01/30/2017		1,700	1,818
6.300% due 09/15/2016		13,000	14,145
6.700% due 01/30/2018		27,900	30,746

Health Care REIT, Inc.
5.875% due 05/15/2015		5,000	5,498

Hidden Ridge Facility Trustee
5.750% due 01/01/2021		8,826	9,050

HSBC Bank USA N.A.
4.625% due 04/01/2014		75	80
5.875% due 11/01/2034		3,000	3,139
6.000% due 08/09/2017		14,400	16,234

HSBC Capital Funding LP
4.610% due 12/29/2049		400	383
10.176% due 12/29/2049		66,160	87,185

HSBC Finance Capital Trust IX
5.911% due 11/30/2035		7,900	7,456

HSBC Finance Corp.
0.727% due 06/01/2016		28,100	25,591
2.021% due 10/20/2010		26,300	26,305
6.375% due 11/27/2012		2,500	2,735
7.000% due 05/15/2012		315	341

HSBC Holdings PLC
6.375% due 10/18/2022	GBP	400	688
6.500% due 05/20/2024		350	638
6.500% due 05/02/2036		$192,600	215,132
6.500% due 09/15/2037		111,000	124,897

HSBC USA, Inc.
0.938% due 01/29/2049		5,000	4,975

ILFC E-Capital Trust I
5.900% due 12/21/2065		32,706	21,586

ILFC E-Capital Trust II
6.250% due 12/21/2065		36,420	24,766

ING Bank NV
1.089% due 03/30/2012		2,700	2,692
1.157% due 01/13/2012		58,000	57,978
2.625% due 02/09/2012		17,200	17,588
3.900% due 03/19/2014		2,600	2,840
6.875% due 05/29/2023	GBP	250	422

Inter-American Development Bank
5.750% due 12/22/2010	AUD	1,950	1,886

International Bank for Reconstruction & Development
5.000% due 04/01/2016		$69	81

International Lease Finance Corp.
0.846% due 07/15/2011		39,270	37,970
0.863% due 07/01/2011		73,795	71,270
0.877% due 07/13/2012		10,630	9,838
1.274% due 08/15/2011	EUR	54,150	71,233
4.750% due 01/13/2012		$44,803	45,027
4.950% due 02/01/2011		28,044	28,184
5.000% due 09/15/2012		36,095	36,095
5.125% due 11/01/2010		69,787	69,961
5.250% due 01/10/2013		15,000	14,869
5.300% due 05/01/2012		106,650	107,450
5.350% due 03/01/2012		148,054	149,720
5.400% due 02/15/2012		130,911	132,220
5.450% due 03/24/2011		83,245	83,973
5.550% due 09/05/2012		12,665	12,744
5.625% due 09/20/2013		34,397	33,924
5.750% due 06/15/2011		151,296	152,809
5.875% due 05/01/2013		8,475	8,517
6.375% due 03/25/2013		31,615	31,931
6.625% due 11/15/2013		33,742	33,995
6.750% due 09/01/2016		143,800	154,585

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Intesa Sanpaolo SpA
5.500% due 12/19/2016	GBP	80	$123
8.047% due 06/29/2049	EUR	19,700	26,990

iStar Financial, Inc.
5.150% due 03/01/2012		$10,000	8,600
5.950% due 10/15/2013		10,000	8,025

Jackson National Life Funding LLC
0.699% due 08/06/2011		31,600	31,598

John Deere Capital Corp.
4.950% due 12/17/2012		85	92
5.650% due 07/25/2011		9,000	9,371
7.000% due 03/15/2012		175	190

JPMorgan Chase & Co.
0.616% due 11/01/2012 (m)		3,500	3,477
1.039% due 09/30/2013		28,300	28,408
1.128% due 09/26/2013	EUR	36,675	48,771
3.700% due 01/20/2015		$2,500	2,644
4.500% due 01/15/2012		4,000	4,184
4.750% due 05/01/2013		753	817
4.750% due 03/01/2015		300	328
4.875% due 03/15/2014		645	701
5.125% due 09/15/2014		14,015	15,386
5.250% due 05/01/2015		700	768
5.600% due 06/01/2011		132	136
5.750% due 01/02/2013		40,135	43,713
6.000% due 01/15/2018		166,085	189,950
6.125% due 06/27/2017		15	17
6.300% due 04/23/2019		85,600	99,366
6.400% due 05/15/2038		40,898	49,104
6.625% due 03/15/2012		1,300	1,399

JPMorgan Chase & Co., Inc. CPI Linked Bond
4.854% due 02/15/2012		600	605

JPMorgan Chase Bank N.A.
0.622% due 06/13/2016		30,965	29,376
5.375% due 09/28/2016	GBP	250	424
5.875% due 06/13/2016		$20	23
6.000% due 10/01/2017		319,700	363,419

JPMorgan Chase Capital XIII
1.239% due 09/30/2034		25	19

JPMorgan Chase Capital XV
5.875% due 03/15/2035		12,135	11,873

JPMorgan Chase Capital XX
6.550% due 09/15/2066		48,900	49,727

JPMorgan Chase Capital XXI
1.416% due 01/15/2087		25,400	18,373

JPMorgan Chase Capital XXIII
1.376% due 05/15/2077		4,278	3,105

JPMorgan Chase Capital XXVII
7.000% due 11/01/2039		50,000	51,482

KeyBank N.A.
1.016% due 11/21/2011	EUR	59,600	78,621
7.413% due 05/06/2015		$91,450	102,748

KeyCorp
1.091% due 11/22/2010	EUR	23,795	32,667
6.500% due 05/14/2013		$100,000	109,681

Kimco Realty Corp.
5.700% due 05/01/2017		2,000	2,198

Korea Exchange Bank
4.875% due 01/14/2016		3,000	3,209

Kreditanstalt fuer Wiederaufbau
1.250% due 06/15/2012 (m)		640,000	648,708
4.000% due 01/27/2020 (m)		138,600	153,294
4.875% due 06/17/2019		23,600	27,828

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Landwirtschaftliche Rentenbank
4.875% due 11/16/2015		$175	$201

LBG Capital No.1 PLC
6.439% due 05/23/2020	EUR	2,000	2,399
7.375% due 03/12/2020		495	634
7.588% due 05/12/2020	GBP	6,800	9,988
7.625% due 10/14/2020	EUR	5,005	6,516
7.867% due 12/17/2019	GBP	11,000	16,329
7.869% due 08/25/2020		30,200	45,069
7.875% due 11/01/2020		$83,887	83,048
8.000% due 12/29/2049		63,970	59,492
8.500% due 12/29/2049		54,900	51,057
11.040% due 03/19/2020	GBP	18,553	31,768

LBG Capital No.2 PLC
8.875% due 02/07/2020	EUR	5,000	6,884
9.125% due 07/15/2020	GBP	3,233	4,970
9.334% due 02/07/2020		19,901	32,044
15.000% due 12/21/2019	EUR	3,700	6,651
15.000% due 12/21/2019	GBP	400	826

LeasePlan Corp. NV
3.000% due 05/07/2012		$205,000	211,897
3.250% due 05/22/2014	EUR	1,200	1,722

Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)	JPY	900,000	1,752
1.150% due 10/26/2010 (a)		300,000	582
2.500% due 10/13/2010 (a)	CHF	6,380	1,534
3.011% due 12/23/2010 (a)		$100	22
4.850% due 09/03/2013 (a)(q)	CAD	15,770	2,771
5.163% due 10/25/2011 (a)	EUR	500	159
5.316% due 04/05/2011 (a)		615	196
5.625% due 01/24/2013 (a)		$152,570	35,854
5.750% due 01/03/2017 (a)		200	0
6.000% due 01/25/2013 (a)	GBP	10,650	4,224
6.200% due 09/26/2014 (a)		$49,670	11,238
6.375% due 05/10/2011 (a)	EUR	1,000	322
6.625% due 01/18/2012 (a)		$350	79
6.750% due 12/28/2017 (a)		20,000	27
6.875% due 05/02/2018 (a)		122,732	29,456
7.000% due 04/16/2019 (a)		90	19
7.500% due 05/11/2038 (a)		85,000	115
7.875% due 05/08/2018 (a)	GBP	8,650	3,414

Liberty Mutual Group, Inc.
5.750% due 03/15/2014		$10,200	10,734

Lloyds TSB Bank PLC
1.031% due 06/09/2011	EUR	1,300	1,775
1.625% due 10/14/2011		$175,000	175,875
4.375% due 01/12/2015		2,500	2,563
5.800% due 01/13/2020		51,400	53,935
6.375% due 04/15/2014	GBP	300	513
6.750% due 10/24/2018		200	352
7.500% due 04/15/2024		300	538
12.000% due 12/29/2049		$1,195,450	1,380,286

Macquarie Bank Ltd.
2.600% due 01/20/2012		188,270	193,099
3.300% due 07/17/2014		177,300	189,161

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		21,000	22,708
5.750% due 09/15/2015		83,000	91,946
9.250% due 04/15/2019		12,250	16,083

Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		155	212

MBNA Capital B
1.266% due 02/01/2027		10,900	7,674

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MBNA Corp.
6.125% due 03/01/2013		$20,100	$21,778

Mellon Funding Corp.
5.000% due 12/01/2014		100	112

Mercantile Bankshares Corp.
4.625% due 04/15/2013		3,390	3,541

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		128,460	126,585
0.666% due 11/01/2011		123,800	123,388
0.698% due 07/25/2011		1,630	1,629
0.986% due 01/15/2015		30,900	29,304
1.052% due 09/15/2026		4,400	3,094
1.188% due 05/30/2014	EUR	4,600	5,892
1.226% due 03/22/2011		7,800	10,582
1.326% due 07/22/2014		5,000	6,415
1.428% due 09/14/2018		4,000	4,493
5.000% due 01/15/2015		$2,700	2,879
5.450% due 02/05/2013		11,179	12,013
5.450% due 07/15/2014		90	97
5.700% due 05/02/2017		4,835	5,008
6.050% due 08/15/2012		544,338	584,451
6.150% due 04/25/2013		90,125	98,561
6.220% due 09/15/2026		115	117
6.400% due 08/28/2017		256,710	281,328
6.500% due 07/15/2018		16,250	17,801
6.750% due 06/01/2028		115	126
6.875% due 04/25/2018		709,135	796,622
6.875% due 11/15/2018		7,900	8,863
7.750% due 04/30/2018	GBP	850	1,540
7.750% due 05/14/2038		$425	494

Metlife Capital Trust IV
7.875% due 12/15/2067		10,400	10,972

MetLife Capital Trust X
9.250% due 04/08/2068		1,700	2,014

MetLife, Inc.
5.375% due 12/15/2012		200	215
6.400% due 12/15/2066		70,810	66,561

Metropolitan Life Global Funding I
0.542% due 03/15/2012		400	401
2.000% due 09/14/2011	CHF	20,000	20,543
5.125% due 11/09/2011		$4,325	4,494
5.125% due 04/10/2013		42,200	45,968
5.250% due 01/09/2014	GBP	150	255

Monumental Global Funding Ltd.
0.672% due 06/15/2011		$60,000	59,139
5.500% due 04/22/2013		52,400	56,850

Morgan Stanley
0.570% due 04/19/2012		50,500	49,705
0.780% due 01/09/2012		70,950	70,548
0.830% due 01/09/2014		26,580	25,144
0.975% due 10/18/2016		102,400	90,121
1.006% due 10/15/2015		41,920	38,497
1.161% due 07/20/2012	EUR	10,400	13,639
1.188% due 11/29/2013		6,600	8,552
1.218% due 03/01/2013		74,500	96,718
1.222% due 04/13/2016		31,869	38,872
1.260% due 01/16/2017		18,600	22,384
1.299% due 05/02/2014		10,000	12,828
2.000% due 11/17/2011	CHF	20,000	20,417
2.876% due 05/14/2013		$179,950	183,524
3.148% due 05/01/2014		250	246
4.100% due 01/26/2015		173,000	178,977
4.200% due 11/20/2014		5	5
5.050% due 01/21/2011		200	203

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.080% due 03/01/2013	AUD	1,200	$1,112
5.125% due 11/30/2015	GBP	50	81
5.300% due 03/01/2013		$7,439	8,017
5.375% due 10/15/2015		4,500	4,836
5.550% due 04/27/2017		4,095	4,346
5.625% due 01/09/2012		1,604	1,690
5.750% due 08/31/2012		312,375	335,108
5.750% due 10/18/2016		17,600	19,058
5.950% due 12/28/2017		120,700	129,844
6.000% due 05/13/2014		200	220
6.000% due 04/28/2015		101,880	112,168
6.250% due 08/28/2017		33,700	36,901
6.250% due 08/09/2026		225	238
6.500% due 04/15/2011	EUR	400	556
6.600% due 04/01/2012		$2,015	2,168
6.625% due 04/01/2018		13,700	15,211
7.300% due 05/13/2019		5,275	6,077
7.500% due 04/11/2011	GBP	250	400

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$7,400	7,428

Mystic Re Ltd.
10.299% due 06/07/2011		12,200	12,759

National Australia Bank Ltd.
0.481% due 06/19/2017		75,200	72,973
0.519% due 06/29/2016		10,000	9,680
5.125% due 12/09/2021	GBP	100	168
5.350% due 06/12/2013		$186,330	204,315
6.750% due 06/26/2023	EUR	150	240

National Capital Trust II
5.486% due 12/29/2049		$27	26

National City Bank
0.642% due 12/15/2016		8,090	7,355
0.663% due 06/07/2017		10,000	8,994
4.625% due 05/01/2013		8,400	8,944
6.200% due 12/15/2011		30,600	32,302

National City Bank of Kentucky
6.300% due 02/15/2011		2,900	2,960

National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012		280	305
10.375% due 11/01/2018		252	361

Nationwide Building Society
3.750% due 01/20/2015	EUR	350	481
4.650% due 02/25/2015		$88,000	93,276
5.625% due 09/09/2019	GBP	200	328

Nationwide Health Properties, Inc.
6.500% due 07/15/2011		$13,000	13,504

Nationwide Life Global Funding I
5.450% due 10/02/2012		6,900	7,179

New England Mutual Life Insurance Co.
7.875% due 02/15/2024		5,500	6,391

New York Life Global Funding
4.650% due 05/09/2013		14,600	15,825

New York Life Insurance Co.
6.750% due 11/15/2039		50,000	61,896

NIBC Bank NV
3.625% due 12/19/2011	EUR	100	140

NiSource Finance Corp.
5.210% due 11/28/2012		$15,000	15,199

Nomura Europe Finance NV
1.059% due 10/25/2011	EUR	10,600	14,164

Nordea Bank Finland ABP
6.250% due 07/29/2049	GBP	150	238

Norinchukin Finance Ltd.
5.625% due 09/28/2016		25,000	39,824

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Northern Rock Asset Management PLC
5.625% due 06/22/2017		$12,500	$13,273

NSG Holdings LLC
7.750% due 12/15/2025		800	732

OMX Timber Finance Investments I LLC
5.420% due 01/29/2020		65,400	68,752

ORIX Corp.
5.480% due 11/22/2011		26,000	27,057

PACCAR Financial Corp.
1.284% due 04/01/2011		10,000	10,040

Pacific Life Global Funding
0.520% due 06/22/2011		17,406	17,347
2.750% due 05/15/2012	CHF	27,790	29,723
5.150% due 04/15/2013		$11,700	12,646

Pacific Life Insurance Co.
9.250% due 06/15/2039		161,685	206,722

Pacific LifeCorp
6.000% due 02/10/2020		76,900	83,066

Pearson Dollar Finance PLC
5.500% due 05/06/2013		25,000	27,453
5.700% due 06/01/2014		5,000	5,557
6.250% due 05/06/2018		28,000	32,395

Petroleum Export Ltd.
5.265% due 06/15/2011		8,947	8,932

Piper Jaffray Cos.
4.389% due 12/31/2010		19,600	19,624

PMI Group, Inc.
6.000% due 09/15/2016		9,500	7,596

PNC Funding Corp.
0.615% due 01/31/2012		9,000	8,973
5.125% due 12/14/2010		150	151

PNC Preferred Funding Trust III
8.700% due 03/29/2049		100	105

Pooled Funding Trust I
2.740% due 02/15/2012		3,100	3,181

Pricoa Global Funding I
0.489% due 09/27/2013		2,000	1,966
0.575% due 01/30/2012		3,100	3,079
5.300% due 09/27/2013		21,000	23,108

Principal Financial Global Funding LLC
2.375% due 02/28/2012	CHF	20,745	21,315
2.375% due 01/24/2013		5,000	5,135

Principal Life Income Funding Trusts
0.536% due 11/15/2010		$1,000	1,000
5.100% due 04/15/2014		100	109
5.300% due 04/24/2013		148,900	161,247
5.550% due 04/27/2015		237,300	262,232

Progressive Corp.
6.700% due 06/15/2067		19,800	19,678

Protective Life Secured Trusts
0.418% due 11/09/2010		1,000	1,000

Prudential Financial, Inc.
3.000% due 06/10/2013		20,000	19,884
6.000% due 12/01/2017		30,000	33,907
6.100% due 06/15/2017		307	344
6.625% due 12/01/2037		8,200	9,272

Prudential Holdings LLC
8.695% due 12/18/2023		4,205	5,341

Prudential Insurance Co. of America
8.100% due 07/15/2015		2,245	2,660

Qatari Diar Finance QSC
3.500% due 07/21/2015		1,000	1,023
5.000% due 07/21/2020		9,300	9,801

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rabobank Nederland NV
2.650% due 08/17/2012		$300	$310
4.750% due 01/15/2020		2,200	2,412
11.000% due 06/29/2049		294,861	384,454

RBS Capital Trust I
4.709% due 12/29/2049 (a)		1,690	1,229

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		5,000	5,243

Regions Bank
7.500% due 05/15/2018		141,786	149,606

Regions Financial Corp.
0.459% due 06/26/2012		8,670	8,285
6.375% due 05/15/2012		125	128
7.375% due 12/10/2037		2,900	2,667
7.750% due 11/10/2014		60,370	65,475

Residential Reinsurance 2008 Ltd.
7.047% due 06/06/2011		16,000	16,354

Resona Bank Ltd.
5.850% due 09/29/2049		39,050	39,014

Resona Preferred Global Securities Cayman Ltd.
7.191% due 12/29/2049		2,025	1,987

Royal Bank of Canada
5.650% due 07/20/2011		125	130

Royal Bank of Scotland Group PLC
0.559% due 03/30/2012		380,000	379,914
0.728% due 04/11/2016		36,326	30,814
0.806% due 10/14/2016		12,000	10,253
1.029% due 09/29/2015		64,900	55,728
1.406% due 04/23/2012		51,100	51,542
1.450% due 10/20/2011		1,007,600	1,015,292
1.500% due 03/30/2012		94,280	95,263
2.625% due 05/11/2012		51,065	52,467
3.000% due 12/09/2011		373,700	383,748
3.950% due 09/21/2015		179,500	181,637
4.875% due 08/25/2014		32,400	34,411
4.875% due 03/16/2015		104,943	110,549
4.908% due 04/06/2011	GBP	698	1,086
5.000% due 11/12/2013		$24	24
5.000% due 10/01/2014		9,346	9,378
5.000% due 05/17/2015		29,867	30,612
5.625% due 08/24/2020		45,000	47,263
5.690% due 10/27/2014	AUD	5,000	4,160
5.750% due 05/21/2014	EUR	250	367
6.000% due 05/17/2017	GBP	6,744	11,271
6.200% due 03/29/2049		15,000	18,026
6.375% due 02/01/2011		$9,110	9,243
6.375% due 04/29/2014	GBP	100	171
6.625% due 09/17/2018		26,150	44,624
6.666% due 12/31/2049 (a)	CAD	800	569
6.990% due 10/29/2049 (a)		$5,300	4,320
7.500% due 04/29/2024	GBP	150	267
7.640% due 03/29/2049 (a)		$1,000	748
7.648% due 08/29/2049		50,190	48,308

Royal Bank Of Scotland NV
0.992% due 03/09/2015		35,000	30,150

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		29,300	30,692
7.125% due 01/14/2014		10,700	11,543
7.175% due 05/16/2013		1,300	1,398
7.750% due 05/29/2018		5,000	5,644
9.000% due 06/11/2014		4,000	4,618

RZD Capital Ltd.
5.739% due 04/03/2017		19,810	20,934

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander Issuances S.A. Unipersonal
5.375% due 05/19/2016	GBP	100	$159
5.805% due 06/20/2016		$280	272
5.911% due 06/20/2016		7,900	8,404
6.532% due 10/24/2017	GBP	100	161
7.300% due 07/27/2019		250	425

Santander UK PLC
0.600% due 01/19/2011		$23,000	22,913

Scotland International Finance No. 2 BV
4.250% due 05/23/2013		9,382	9,276

Simon Property Group LP
5.100% due 06/15/2015		200	222
5.250% due 12/01/2016		6,700	7,503
5.600% due 09/01/2011		5,000	5,104
5.750% due 12/01/2015		1,200	1,369
5.875% due 03/01/2017		8,000	9,205

SLM Corp.
0.492% due 03/15/2011		71,075	70,501
0.728% due 10/25/2011		206,800	197,366
0.798% due 01/27/2014		98,418	85,081
1.053% due 10/25/2011	SEK	24,500	3,413
1.079% due 12/15/2010	EUR	77,464	104,987
1.090% due 12/15/2010	JPY	3,500,000	41,467
1.149% due 11/15/2011	EUR	17,800	23,116
1.234% due 04/26/2011		26,714	36,243
3.103% due 10/01/2010		$300	300
3.125% due 09/17/2012	EUR	19,113	24,742
3.173% due 01/31/2014		$9,400	8,150
3.203% due 01/01/2014		7,701	6,709
4.000% due 07/25/2014		5,000	4,306
4.750% due 03/17/2014	EUR	48,300	60,786
4.800% due 02/13/2014 (q)	HKD	74,000	8,923
4.875% due 12/17/2012	GBP	23,200	34,526
5.000% due 10/01/2013		$40,725	39,940
5.000% due 04/15/2015		54,458	52,274
5.000% due 06/15/2018		10,000	7,986
5.050% due 11/14/2014		22,200	21,165
5.125% due 08/27/2012		25,010	25,293
5.140% due 06/15/2016		100,000	91,044
5.175% due 12/15/2010	AUD	55,450	53,223
5.375% due 01/15/2013		$49,570	50,004
5.375% due 05/15/2014		16,600	16,170
5.400% due 10/25/2011		29,270	29,579
5.450% due 04/25/2011		51,000	51,512
6.000% due 05/10/2012	AUD	10,000	8,994
8.000% due 03/25/2020		$13,550	13,466
8.450% due 06/15/2018		110,200	111,452

SLM Corp. CPI Linked Bond
2.533% due 03/15/2012		2,000	1,880
3.178% due 11/21/2013		270	238

Societe Generale
5.750% due 03/29/2049	GBP	150	227
5.922% due 04/29/2049		$1,800	1,708
7.756% due 05/29/2049	EUR	2,700	3,662
8.875% due 06/29/2049	GBP	200	321

Source One Mortgage Corp.
9.000% due 06/01/2012		$9,200	9,953

Sovereign Bank
8.750% due 05/30/2018		10,000	11,654

State Bank of India
4.500% due 07/27/2015		194,900	205,161

State Street Capital Trust III
8.250% due 01/29/2049		19,624	20,137

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Capital Trust IV
1.292% due 06/01/2077		$65,500	$47,547

Sumitomo Mitsui Banking Corp.
1.049% due 06/02/2049	JPY	1,000,000	11,934

Sun Life Financial Global Funding LP
0.694% due 07/06/2011		$47,400	47,076

SunTrust Bank
0.449% due 05/21/2012		9,050	8,843
0.853% due 06/22/2012	GBP	5,000	7,393
0.989% due 12/20/2011	EUR	68,200	88,525
6.375% due 04/01/2011		$200	205

SunTrust Banks, Inc.
5.250% due 11/05/2012		1,045	1,106

Svensk Exportkredit AB
4.875% due 09/29/2011		125	130
5.125% due 03/01/2017		75	87

Svenska Handelsbanken AB
1.292% due 09/14/2012		51,000	51,226
2.875% due 09/14/2012		170	175

Swedbank AB
2.800% due 02/10/2012		1,500	1,545
3.125% due 03/04/2013	EUR	350	486

Sydney Airport Finance Co. Pty Ltd.
5.125% due 02/22/2021 (d)		$34,600	34,566

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		100,000	123,492

Temasek Financial I Ltd.
4.300% due 10/25/2019		156,300	169,862
5.375% due 11/23/2039		50,000	58,878

TNK-BP Finance S.A.
6.125% due 03/20/2012		39,300	41,017
6.625% due 03/20/2017		17,000	18,066
7.250% due 02/02/2020		4,100	4,495
7.500% due 03/13/2013		73,100	79,704
7.500% due 07/18/2016		25,700	28,672
7.875% due 03/13/2018		10,200	11,552

Toll Road Investors Partnership II LP
0.000% due 02/15/2045		965	139

Travelers Cos., Inc.
6.250% due 03/15/2037		7,000	6,730
6.250% due 06/15/2037		125	149

Travelers Property Casualty Corp.
5.000% due 03/15/2013		70	76
6.375% due 03/15/2033		33	39

U.S. Bank N.A.
6.375% due 08/01/2011		3,000	3,143

UBS AG
1.048% due 11/17/2015	EUR	300	407
1.439% due 02/23/2012		$310,200	312,476
2.250% due 08/12/2013		12,200	12,333
4.280% due 04/29/2049	EUR	200	242
4.875% due 08/04/2020		$1,300	1,373
5.250% due 06/21/2021	GBP	200	326
5.750% due 04/25/2018		$178,775	202,137
5.875% due 12/20/2017		188,225	213,291
6.375% due 07/20/2016	GBP	150	265
7.750% due 09/01/2026		$5,000	5,858

UBS Preferred Funding Trust I
8.622% due 10/29/2049		63,500	63,500

UBS Preferred Funding Trust II
7.247% due 06/29/2049		8,000	8,151

UBS Preferred Funding Trust V
6.243% due 05/29/2049		25,675	24,905

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UFJ Finance Aruba AEC
6.750% due 07/15/2013		$3,700	$4,173

UniCredit SpA
5.000% due 02/01/2016	GBP	200	297
6.700% due 06/05/2018	EUR	2,100	3,053

Union Planters Corp.
7.750% due 03/01/2011		$500	508

USB Capital IX
6.189% due 10/29/2049		30,800	24,486

USB Realty Corp.
6.091% due 12/29/2049		40,200	29,949

Ventas Realty LP
6.500% due 06/01/2016		1,100	1,150
6.750% due 04/01/2017		190	198

Vita Capital III Ltd.
1.633% due 01/01/2011		8,000	7,978

Vnesheconombank Finance Ltd.
6.902% due 07/09/2020		51,400	56,345

VTB Bank Via VTB Capital S.A.
6.875% due 05/29/2018		15,000	15,882
8.250% due 06/30/2011	EUR	1,130	1,606

Wachovia Bank N.A.
0.366% due 12/02/2010		$50,950	50,964
0.622% due 03/15/2016		200	184
0.834% due 11/03/2014		5,200	4,977
5.080% due 05/25/2017	AUD	1,100	920
5.600% due 03/15/2016		$19,800	22,065
6.000% due 05/23/2013	EUR	11,500	17,150
6.600% due 01/15/2038		$10,127	11,532

Wachovia Capital Trust I
7.640% due 01/15/2027		1,370	1,384

Wachovia Capital Trust II
1.026% due 01/15/2027		25	19

Wachovia Capital Trust III
5.800% due 03/29/2049		162,615	144,321

Wachovia Capital Trust V
7.965% due 06/01/2027		15,361	15,686

Wachovia Corp.
0.447% due 03/01/2012		43,975	43,852
0.562% due 06/15/2017		1,300	1,159
0.636% due 04/23/2012		47,175	46,998
0.656% due 10/15/2011		98,325	98,437
0.656% due 08/01/2013		14,050	13,863
0.815% due 10/28/2015		5,500	5,099
0.896% due 10/15/2016		68,570	62,757
1.053% due 02/13/2014	EUR	41,900	54,891
2.236% due 05/01/2013		$25,315	26,071
4.875% due 02/15/2014		21,280	22,762
4.875% due 11/29/2035	GBP	300	416
5.250% due 08/01/2014		$2,900	3,156
5.300% due 10/15/2011		49,245	51,571
5.500% due 05/01/2013		166,304	182,948
5.500% due 08/01/2035		85	82
5.625% due 10/15/2016		80,500	89,716
5.700% due 08/01/2013		19,650	21,781
5.750% due 06/15/2017		22,525	25,755
5.750% due 02/01/2018		414,380	472,936

Waha Aerospace BV
3.925% due 07/28/2020		5,000	5,148

WCI Finance LLC
5.700% due 10/01/2016		2,500	2,798

WEA Finance LLC
6.750% due 09/02/2019		5	6

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo & Co.
0.999% due 08/01/2011	EUR	22,800	$30,768
1.079% due 03/23/2016		3,600	4,652
3.750% due 10/01/2014		$205	218
4.375% due 01/31/2013		26,740	28,555
5.000% due 11/15/2014		100	108
5.125% due 09/01/2012		300	320
5.250% due 10/23/2012		1,650	1,786
5.625% due 12/11/2017		4,575	5,219

Wells Fargo Bank N.A.
0.586% due 05/16/2016		1,500	1,384
0.954% due 09/19/2011	EUR	1,600	2,170
4.750% due 02/09/2015		$13,600	14,585
6.450% due 02/01/2011		5,672	5,778

Wells Fargo Capital X
5.950% due 12/01/2086		16,700	16,350

Wells Fargo Capital XIII
7.700% due 12/29/2049		260,304	271,367

Westpac Banking Corp.
1.109% due 11/26/2015	EUR	100	136
3.250% due 12/16/2011		$17,600	18,124
3.585% due 08/14/2014		15,600	16,769
5.000% due 10/21/2019	GBP	250	414

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		$15,050	15,050

WR Berkley Corp.
5.375% due 09/15/2020		12,000	12,287

WT Finance (Aust.) Pty Ltd.
4.375% due 11/15/2010		13	13

XL Capital Finance Europe PLC
6.500% due 01/15/2012		10,000	10,439

XL Group PLC
5.250% due 09/15/2014		1,600	1,707

Xstrata Finance Canada Ltd.
5.500% due 11/16/2011		11,250	11,791
5.800% due 11/15/2016		1,265	1,400

ZFS Finance USA Trust IV
5.875% due 05/09/2062		146	138

			51,433,179

INDUSTRIALS 5.2%

Abbott Laboratories
5.875% due 05/15/2016		140	169

AES El Salvador Trust
6.750% due 02/01/2016		105	99

Aetna, Inc.
6.000% due 06/15/2016		15,000	17,629
6.500% due 09/15/2018		12,000	14,270

Agilent Technologies, Inc.
6.500% due 11/01/2017		710	819

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		60,066	61,568

Alcoa, Inc.
5.550% due 02/01/2017		2,300	2,391
5.720% due 02/23/2019		4,127	4,202
5.870% due 02/23/2022		2,000	1,971
6.000% due 07/15/2013		25,000	27,217
6.750% due 07/15/2018		32,700	35,292

Allied Waste North America, Inc.
6.875% due 06/01/2017		1,125	1,243

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Altria Group, Inc.
8.500% due 11/10/2013		$2,750	$3,295
9.250% due 08/06/2019		85,525	114,829
9.700% due 11/10/2018		98,078	132,958
9.950% due 11/10/2038		5,185	7,494
10.200% due 02/06/2039		28,000	41,505

America Movil SAB de C.V.
3.750% due 06/28/2017	EUR	2,100	2,942
5.000% due 03/30/2020		$133,600	144,739
5.625% due 11/15/2017		25	28
6.125% due 03/30/2040		105,700	118,176

America West Airlines 1998-1A Pass-Through Trust
6.870% due 01/02/2017		1,207	1,134

American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012		4,012	4,037

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		13,438	15,856

American Airlines, Inc.
10.500% due 10/15/2012		19,300	20,940

AmeriGas Partners LP
7.250% due 05/20/2015		800	832

Amgen, Inc.
5.700% due 02/01/2019		28,026	33,550
5.850% due 06/01/2017		15,000	17,935
6.150% due 06/01/2018		4,500	5,489
6.375% due 06/01/2037		417	509
6.400% due 02/01/2039		30,015	36,472
6.900% due 06/01/2038		7,686	9,979

Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,800	1,899
6.950% due 06/15/2019		55	61

Angel Lux Common S.A.
6.399% due 05/01/2016	EUR	89	123
8.875% due 05/01/2016		$2,000	2,135

Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018		9,100	10,344
7.500% due 03/15/2012		500	543

Anheuser-Busch InBev Worldwide, Inc.
5.375% due 11/15/2014		370	416
5.375% due 01/15/2020		195	221
6.875% due 11/15/2019		325	405

Apache Corp.
6.000% due 09/15/2013		30	34
7.950% due 04/15/2026		150	207

ArcelorMittal
7.000% due 10/15/2039		70	72

Arch Western Finance LLC
6.750% due 07/01/2013		15,922	16,181

Arrow Electronics, Inc.
6.000% due 04/01/2020		15,000	16,199

AstraZeneca PLC
5.400% due 09/15/2012		25	27
5.900% due 09/15/2017		69,200	83,408
6.450% due 09/15/2037		88,900	112,290

Atlantic Richfield Co.
8.500% due 04/01/2012		250	269
8.620% due 03/12/2012		11,000	11,655
9.125% due 03/01/2011		28,757	29,714

AutoZone, Inc.
4.750% due 11/15/2010		200	201
5.500% due 11/15/2015		10,050	11,238
5.750% due 01/15/2015		700	795
5.875% due 10/15/2012		4,800	5,220
6.500% due 01/15/2014		40,000	45,305

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.950% due 06/15/2016	$1,000	$1,199
7.125% due 08/01/2018	27,000	32,841

Avnet, Inc.
6.625% due 09/15/2016	2,000	2,298

Avon Products, Inc.
5.125% due 01/15/2011	10,000	10,135
6.500% due 03/01/2019	28,300	34,958

Baker Hughes, Inc.
6.500% due 11/15/2013	40	46
6.875% due 01/15/2029	100	126

Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039	255	290

Baxter International, Inc.
5.375% due 06/01/2018	10,000	11,698

Berry Plastics Corp.
5.276% due 02/15/2015	1,100	1,042

BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	145	158
5.125% due 03/29/2012	10,000	10,596
5.250% due 12/15/2015	82	94

Biomet, Inc.
10.000% due 10/15/2017	925	1,026
10.375% due 10/15/2017 (e)	4,500	4,802

Black & Decker Corp.
5.750% due 11/15/2016	25,000	28,973
8.950% due 04/15/2014	40,400	49,851

BMW U.S. Capital LLC
1.226% due 10/14/2011	8,300	8,319

Boeing Co.
3.500% due 02/15/2015	115	125
8.750% due 08/15/2021	50	72

Boston Scientific Corp.
4.250% due 01/12/2011	575	579
5.125% due 01/12/2017	21,805	22,065
5.450% due 06/15/2014	2,000	2,126
6.000% due 06/15/2011	19,000	19,538
6.000% due 01/15/2020	500	534
6.400% due 06/15/2016	2,000	2,178

Bottling Group LLC
6.950% due 03/15/2014	70	83

Brunswick Corp.
11.750% due 08/15/2013	18,000	20,880

Burlington Northern Santa Fe LLC
3.600% due 09/01/2020	18,000	18,263
7.290% due 06/01/2036	55	71

Campbell Soup Co.
4.500% due 02/15/2019	1,200	1,345

Canadian National Railway Co.
6.250% due 08/01/2034	100	122

Canadian Natural Resources Ltd.
4.900% due 12/01/2014	90	100
5.700% due 05/15/2017	590	680
6.250% due 03/15/2038	20,000	23,067
6.500% due 02/15/2037	25,000	29,572
6.700% due 07/15/2011	12,860	13,439

Cardinal Health, Inc.
5.800% due 10/15/2016	23,000	26,699
6.000% due 06/15/2017	10,600	12,139

Caterpillar, Inc.
5.700% due 08/15/2016	100	120
6.050% due 08/15/2036	100	121

CBS Corp.
5.625% due 08/15/2012	15,000	15,926

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	$200	$238

Cemex Finance LLC
9.500% due 12/14/2016	102,000	103,142

Cenovus Energy, Inc.
4.500% due 09/15/2014	2,300	2,535

Centex Corp.
4.550% due 11/01/2010	3,100	3,108
5.250% due 06/15/2015	4,500	4,522
5.700% due 05/15/2014	1,500	1,545
6.500% due 05/01/2016	19,120	20,076
7.875% due 02/01/2011	2,200	2,247

Chart Industries, Inc.
9.125% due 10/15/2015	800	819

Chesapeake Energy Corp.
6.625% due 08/15/2020	48,700	51,135
7.250% due 12/15/2018	3,000	3,248
7.625% due 07/15/2013	7,446	8,153
9.500% due 02/15/2015	3,685	4,284

Chukchansi Economic Development Authority
8.000% due 11/15/2013	400	236

Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017	2,000	2,055
9.500% due 05/15/2016	15	16

CIGNA Corp.
6.350% due 03/15/2018	20,000	23,552

Cisco Systems, Inc.
5.250% due 02/22/2011	535	545
5.500% due 02/22/2016	100	118

CITIC Resources Finance 2007 Ltd.
6.750% due 05/15/2014	17,900	18,750

CoBank ACB
7.875% due 04/16/2018	4,900	5,695

Codelco, Inc.
6.150% due 10/24/2036	23,200	27,672
7.500% due 01/15/2019	3,400	4,334

Colgate-Palmolive Co.
5.980% due 04/25/2012	150	163

Colorado Interstate Gas Co.
6.850% due 06/15/2037	250	264

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	5,495	6,385

Comcast Cable Communications LLC
6.750% due 01/30/2011	550	561
7.125% due 06/15/2013	400	458

Comcast Corp.
4.950% due 06/15/2016	230	257
5.300% due 01/15/2014	150	168
5.500% due 03/15/2011	5,000	5,108
5.650% due 06/15/2035	435	440
5.700% due 05/15/2018	310	355
5.700% due 07/01/2019	15	17
5.850% due 11/15/2015	575	667
5.900% due 03/15/2016	5,000	5,784
6.300% due 11/15/2017	390	461
6.450% due 03/15/2037	22,000	24,514
6.500% due 01/15/2017	383	456
6.550% due 07/01/2039	120	136
7.050% due 03/15/2033	725	852

Community Health Systems, Inc.
8.875% due 07/15/2015	2,500	2,662

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Computer Sciences Corp.
5.000% due 02/15/2013	$5,000	$5,365
5.500% due 03/15/2013	2,000	2,177
6.500% due 03/15/2018	31,745	36,504

ConocoPhillips
5.900% due 10/15/2032	300	344

Continental Airlines 1998-3 Class A-1 Pass-Through Trust
6.820% due 05/01/2018	4,904	5,032

Continental Airlines 2000-2 Class A-2 Pass-Through Trust
7.487% due 10/02/2010	1,215	1,216

Continental Airlines 2001-1 Class A-2 Pass-Through Trust
6.503% due 06/15/2011	9,220	9,450

Continental Airlines 2009-1 Pass-Through Trust
9.000% due 07/08/2016	13,194	15,041

Con-way, Inc.
7.250% due 01/15/2018	19,000	21,168

Corp. GEO SAB de C.V.
8.875% due 09/25/2014	2,000	2,230
9.250% due 06/30/2020	11,000	12,526

Costco Wholesale Corp.
5.500% due 03/15/2017	100	119

Coventry Health Care, Inc.
6.125% due 01/15/2015	7,500	7,869

Cox Communications, Inc.
4.625% due 06/01/2013	6,000	6,477
5.450% due 12/15/2014	340	385
5.875% due 12/01/2016	350	405
6.450% due 12/01/2036	5,000	5,503
6.750% due 03/15/2011	6,000	6,161
7.750% due 11/01/2010	1,800	1,809
8.375% due 03/01/2039	105	141
9.375% due 01/15/2019	175	237

CRH America, Inc.
8.125% due 07/15/2018	10,000	12,076

CSC Holdings LLC
6.750% due 04/15/2012	5,000	5,244

CSN Islands XI Corp.
6.875% due 09/21/2019	21,200	23,426

CSN Resources S.A.
6.500% due 07/21/2020	22,000	23,568

CSX Corp.
5.600% due 05/01/2017	21,200	24,274
6.250% due 03/15/2018	5,852	6,958
6.750% due 03/15/2011	10,000	10,253

CVS Caremark Corp.
6.125% due 08/15/2016	6,745	7,976

CVS Pass-Through Trust
7.507% due 01/10/2032	98,910	116,390

Cytec Industries, Inc.
4.600% due 07/01/2013	2,000	2,113
6.000% due 10/01/2015	5,300	5,967
8.950% due 07/01/2017	7,000	8,844

Daimler Finance North America LLC
5.750% due 09/08/2011	76,400	79,792
5.875% due 03/15/2011	50,650	51,814
6.500% due 11/15/2013	37,700	43,156
7.300% due 01/15/2012	29,200	31,415
7.750% due 01/18/2011	40,400	41,197

Darden Restaurants, Inc.
6.200% due 10/15/2017	14,000	16,414

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Delhaize America, Inc.
9.000% due 04/15/2031	$80	$113

Dell, Inc.
4.700% due 04/15/2013	116,200	126,646
5.650% due 04/15/2018	77,370	89,133
6.500% due 04/15/2038	95,000	109,660

Delta Air Lines 2000-1 Class A-2 Pass-Through Trust
7.570% due 05/18/2012	5,250	5,282

Delta Air Lines 2001-1 Class A-2 Pass-Through Trust
7.111% due 03/18/2013	10,000	10,450

Delta Air Lines 2009-1 Class A Pass-Through Trust
7.750% due 06/17/2021	4,932	5,474

Delta Air Lines 2010-1 Class A Pass-Through Trust
6.200% due 07/02/2018	22,000	22,880

Deluxe Corp.
5.125% due 10/01/2014	6,200	6,045

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015	5,537	5,731

Devon Energy Corp.
5.625% due 01/15/2014	250	281
6.300% due 01/15/2019	655	794

Devon Financing Corp. ULC
6.875% due 09/30/2011	2,345	2,481
7.875% due 09/30/2031	2,000	2,686

Diageo Capital PLC
5.500% due 09/30/2016	50	58

DISH DBS Corp.
6.375% due 10/01/2011	16,000	16,600
6.625% due 10/01/2014	12,000	12,570
7.000% due 10/01/2013	2,450	2,612
7.125% due 02/01/2016	22,950	24,241
7.750% due 05/31/2015	16,200	17,354

Domtar Corp.
9.500% due 08/01/2016	30,670	35,731

Dow Chemical Co.
2.668% due 08/08/2011	900	911
4.850% due 08/15/2012	31,000	32,820
5.700% due 05/15/2018	500	544
6.000% due 10/01/2012	3,400	3,685
6.125% due 02/01/2011	250	254
6.850% due 08/15/2013	500	552
7.600% due 05/15/2014	1,250	1,462
8.550% due 05/15/2019	50,675	64,089
9.400% due 05/15/2039	600	852

DR Horton, Inc.
5.250% due 02/15/2015	10,000	9,925
5.625% due 09/15/2014	3,000	3,015
5.625% due 01/15/2016	13,700	13,734
6.125% due 01/15/2014	5,000	5,138
6.500% due 04/15/2016	51,500	52,530

Duke University
5.150% due 04/01/2019	5,300	6,125

E.I. Du Pont De Nemours & Co.
4.750% due 11/15/2012	175	188
5.000% due 01/15/2013	300	328
5.250% due 12/15/2016	10,000	11,733

Eastman Kodak Co.
7.250% due 11/15/2013	80	77

Eaton Vance Corp.
6.500% due 10/02/2017	21,100	25,025

Ecopetrol S.A.
7.625% due 07/23/2019	79,515	96,611

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

El Paso Corp.
7.000% due 05/15/2011	$10,850	$11,183
7.000% due 06/15/2017	1,950	2,080
7.875% due 06/15/2012	14,100	15,075
9.625% due 05/15/2012	13,050	14,054
10.750% due 10/01/2010	24,700	24,700

El Paso Natural Gas Co.
5.950% due 04/15/2017	3,295	3,644
8.375% due 06/15/2032	9,495	11,546

Emerson Electric Co.
4.500% due 05/01/2013	95	103

Enbridge Energy Partners LP
5.875% due 12/15/2016	50	57

Enbridge, Inc.
4.900% due 03/01/2015	50	56

EnCana Corp.
6.300% due 11/01/2011	10,000	10,553
6.500% due 05/15/2019	95	116
6.500% due 08/15/2034	100	117
6.625% due 08/15/2037	275	324

Energy Transfer Partners LP
5.650% due 08/01/2012	145	154
6.000% due 07/01/2013	435	477
6.125% due 02/15/2017	60	67
6.700% due 07/01/2018	1,000	1,166
7.500% due 07/01/2038	5,000	5,919
9.000% due 04/15/2019	40	51

Enterprise Products Operating LLC
6.500% due 01/31/2019	25,000	29,182
7.500% due 02/01/2011	13,400	13,678
8.375% due 08/01/2066	2,000	2,090

Erac USA Finance LLC
5.800% due 10/15/2012	10,000	10,802
6.375% due 10/15/2017	1,900	2,212

Expedia, Inc.
8.500% due 07/01/2016	16,500	18,026

FBG Finance Ltd.
5.125% due 06/15/2015	1,000	1,105

Ferrellgas LP
6.750% due 05/01/2014	350	358

First Data Corp.
9.875% due 09/24/2015	4,500	3,701

Florida Gas Transmission Co. LLC
7.900% due 05/15/2019	500	629

FMC Corp.
5.200% due 12/15/2019	15,000	16,306

Fortune Brands, Inc.
5.375% due 01/15/2016	33,600	36,891
8.625% due 11/15/2021	10,500	13,276

Foster’s Finance Corp.
4.875% due 10/01/2014	6,300	6,846

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	7,095	7,930

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	6,392	6,584

Gannett Co., Inc.
5.750% due 06/01/2011	6,200	6,308

GATX Corp.
4.750% due 10/01/2012	25,000	26,287

Gazprom International S.A.
7.201% due 02/01/2020	2,898	3,152

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013	59,710	68,458

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gazprom Via Gaz Capital S.A.
5.875% due 06/01/2015	EUR	20,000	$29,174
6.212% due 11/22/2016		$41,800	44,622
6.510% due 03/07/2022		6,500	6,942
6.605% due 02/13/2018	EUR	500	747
7.288% due 08/16/2037		$48,160	53,871
7.343% due 04/11/2013		52,900	57,926
7.510% due 07/31/2013		35,000	38,748
8.146% due 04/11/2018		197,250	231,701
8.625% due 04/28/2034		191,220	243,806
9.250% due 04/23/2019		20,400	25,500

Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020		29,159	31,601

Genentech, Inc.
4.750% due 07/15/2015		100	113

General Electric Co.
5.250% due 12/06/2017		31,848	35,899

General Mills, Inc.
5.250% due 08/15/2013		15,000	16,755
6.000% due 02/15/2012		7,013	7,483
11.973% due 10/15/2022		31,750	33,761

Georgia-Pacific LLC
7.000% due 01/15/2015		4,400	4,598
7.125% due 01/15/2017		3,900	4,149
7.700% due 06/15/2015		1,000	1,112
8.125% due 05/15/2011		12,500	13,031
8.250% due 05/01/2016		5,000	5,581
9.500% due 12/01/2011		1,855	2,003

Gerdau Holdings, Inc.
7.000% due 01/20/2020		114,400	128,414

Gerdau Trade, Inc.
5.750% due 01/30/2021 (d)		66,800	68,027

GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014		100	111
4.850% due 05/15/2013		28,530	31,405
5.650% due 05/15/2018		100,045	119,043
6.375% due 05/15/2038		4,045	5,046

Grohe Holding GmbH
3.710% due 01/15/2014	EUR	600	759

Hanson Australia Funding Ltd.
5.250% due 03/15/2013		$15,000	15,169

Hanson Ltd.
6.125% due 08/15/2016		73,000	73,639

Hasbro, Inc.
6.300% due 09/15/2017		8,995	10,035

HCA, Inc.
6.250% due 02/15/2013		8,100	8,282
6.750% due 07/15/2013		9,000	9,225
7.250% due 09/15/2020		7,000	7,525
7.500% due 12/15/2023		3,000	2,835
8.360% due 04/15/2024		2,900	2,856
8.500% due 04/15/2019		7,100	7,952
9.125% due 11/15/2014		14,335	15,141
9.250% due 11/15/2016		36,354	39,444
9.625% due 11/15/2016 (e)		10,000	10,875
9.875% due 02/15/2017		5,225	5,800

Health Management Associates, Inc.
6.125% due 04/15/2016		16,000	16,240

Hewlett-Packard Co.
2.250% due 05/27/2011		1,600	1,621
2.950% due 08/15/2012		35	37
6.500% due 07/01/2012		175	192

Historic TW, Inc.
9.125% due 01/15/2013		12,125	14,157

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HJ Heinz Co.
5.350% due 07/15/2013	$27,500	$30,398

HJ Heinz Finance Co.
6.000% due 03/15/2012	23,000	24,544

Home Depot, Inc.
5.400% due 03/01/2016	3,000	3,422

Honeywell International, Inc.
5.300% due 03/01/2018	20	24
6.125% due 11/01/2011	575	607

Hutchison Whampoa International Ltd.
5.750% due 09/11/2019	6,000	6,687
6.500% due 02/13/2013	8,000	8,817

Hyundai Capital America
3.750% due 04/06/2016 (d)	20,000	19,959

Hyundai Motor Manufacturing
4.500% due 04/15/2015	6,000	6,203

Indian Oil Corp. Ltd.
4.750% due 01/22/2015	5,000	5,322

Indosat Palapa Co. BV
7.375% due 07/29/2020	15,000	16,612

Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016	445	477

Intelsat Subsidiary Holding Co. S.A.
8.875% due 01/15/2015	60	62

Intergen NV
9.000% due 06/30/2017	1,062	1,128

International Business Machines Corp.
5.600% due 11/30/2039	770	889
5.700% due 09/14/2017	27,958	33,445
7.625% due 10/15/2018	170	226

JC Penney Corp., Inc.
9.000% due 08/01/2012	4,900	5,427

Johnson & Johnson
6.950% due 09/01/2029	100	133

Jones Apparel Group, Inc.
5.125% due 11/15/2014	44,170	45,054

Kansas City Southern de Mexico S.A. de C.V.
7.625% due 12/01/2013	3,000	3,120

KazMunaiGaz Finance Sub BV
7.000% due 05/05/2020	50,000	55,375

KB Home
5.750% due 02/01/2014	10,000	9,712
5.875% due 01/15/2015	29,140	27,683
6.250% due 06/15/2015	17,355	16,661

Kellogg Co.
5.125% due 12/03/2012	300	326

Kerr-McGee Corp.
6.875% due 09/15/2011	10,000	10,398
6.950% due 07/01/2024	3,825	4,182

KeySpan Corp.
4.650% due 04/01/2013	6,900	7,323

Kimberly-Clark Corp.
5.000% due 08/15/2013	20	22

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	210	230
5.950% due 02/15/2018	29,370	33,220
6.500% due 09/01/2039	10,145	11,006
6.950% due 01/15/2038	28,330	32,357
7.125% due 03/15/2012	165	177
7.400% due 03/15/2031	220	258

Kohl’s Corp.
6.250% due 12/15/2017	40,500	48,477

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kraft Foods, Inc.
5.625% due 11/01/2011		$48,620	$51,078
6.125% due 02/01/2018		150,880	178,157
6.125% due 08/23/2018		15,000	17,754
6.500% due 08/11/2017		10	12
6.875% due 02/01/2038		57,500	69,963

L-3 Communications Corp.
5.200% due 10/15/2019		8,200	8,879

Lender Processing Services, Inc.
8.125% due 07/01/2016		500	541

Lennar Corp.
5.500% due 09/01/2014		29,500	28,468
5.600% due 05/31/2015		44,986	42,624
5.950% due 10/17/2011		18,000	18,315
5.950% due 03/01/2013		15,800	15,879
6.500% due 04/15/2016		4,000	3,835

Lexmark International, Inc.
5.900% due 06/01/2013		21,470	23,045
6.650% due 06/01/2018		13,000	14,754

Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	600	483

Limited Brands, Inc.
5.250% due 11/01/2014		$4,496	4,608
6.125% due 12/01/2012		12,040	12,823
6.900% due 07/15/2017		102,465	109,125
8.500% due 06/15/2019		17,000	19,848

Lockheed Martin Corp.
7.650% due 05/01/2016		4,600	5,846

Loews Corp.
5.250% due 03/15/2016		37,500	42,250

Lowe’s Cos., Inc.
5.000% due 10/15/2015		140	162
5.500% due 10/15/2035		50	54

Lyondell Chemical Co.
8.000% due 11/01/2017		41,800	45,771

Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		82,730	86,660
5.875% due 01/15/2013		21,364	22,753
5.900% due 12/01/2016		15,000	16,050
7.450% due 07/15/2017		22,500	25,256
8.000% due 07/15/2012		12,125	13,398
8.375% due 07/15/2015		51,610	59,352

Manpower, Inc.
4.750% due 06/14/2013	EUR	45,500	64,059

Marathon Oil Corp.
6.000% due 10/01/2017		$40,000	46,618

Marks & Spencer PLC
6.250% due 12/01/2017		2,200	2,399

Marriott International, Inc.
4.625% due 06/15/2012		15,000	15,709
6.375% due 06/15/2017		14,400	16,090

Masco Corp.
4.800% due 06/15/2015		9,000	8,864
5.850% due 03/15/2017		12,020	11,779
5.875% due 07/15/2012		59,000	61,249
6.125% due 10/03/2016		13,200	13,443
7.125% due 08/15/2013		10,000	10,663

Mattel, Inc.
6.125% due 06/15/2011		10,000	10,327

Maytag Corp.
5.000% due 05/15/2015		10,000	10,557

McDonald’s Corp.
5.000% due 02/01/2019		200	232
5.300% due 03/15/2017		125	145

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

McKesson Corp.
5.700% due 03/01/2017		$11,600	$13,530
7.500% due 02/15/2019		8,000	10,119

MDC Holdings, Inc.
5.375% due 12/15/2014		12,000	12,408
7.000% due 12/01/2012		10,000	10,815

MeadWestvaco Corp.
7.375% due 09/01/2019		20,000	22,071

Meccanica Holdings USA
6.250% due 01/15/2040		10,600	10,578

MGM Resorts International
9.000% due 03/15/2020		6,000	6,345
10.375% due 05/15/2014		5,650	6,314

Midcontinent Express Pipeline LLC
5.450% due 09/15/2014		4,100	4,382
6.700% due 09/15/2019		55	60

Motorola, Inc.
5.375% due 11/15/2012		9,100	9,694
6.000% due 11/15/2017		400	447
8.000% due 11/01/2011		9,175	9,746

Motors Liquidation Co.
8.375% due 07/05/2033 (a)	EUR	20,000	8,861

Nabors Industries, Inc.
6.150% due 02/15/2018		$45,700	50,939

Nakilat, Inc.
6.067% due 12/31/2033		2,000	2,215

Nalco Co.
8.875% due 11/15/2013		1,200	1,233

New Albertson’s, Inc.
7.450% due 08/01/2029		800	652
7.500% due 02/15/2011		38,470	39,384

New York Times Co.
5.000% due 03/15/2015		26,930	26,537

Newell Rubbermaid, Inc.
6.250% due 04/15/2018		19,000	21,850

Newfield Exploration Co.
6.625% due 04/15/2016		600	627

Newmont Mining Corp.
6.250% due 10/01/2039		5,000	5,753

Nielsen Finance LLC
10.000% due 08/01/2014		750	792

Noble Group Ltd.
4.875% due 08/05/2015		49,000	50,803
6.750% due 01/29/2020		81,300	87,835
8.500% due 05/30/2013		9,000	10,194

Nokia OYJ
5.375% due 05/15/2019		115	126
6.625% due 05/15/2039		115	131

Nordstrom, Inc.
6.250% due 01/15/2018		42,825	50,075
6.750% due 06/01/2014		2,400	2,817

Norfolk Southern Corp.
5.750% due 04/01/2018		800	938
6.750% due 02/15/2011		150	153

Northwest Airlines 2000-1 Class G Pass Through Trust
7.150% due 04/01/2021		1,638	1,570

Northwest Airlines 2002-1 Class G-1 Pass-Through Trust
1.095% due 05/20/2014		2,367	2,231

Northwest Pipeline GP
7.000% due 06/15/2016		113	137

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Novartis Capital Corp.
4.125% due 02/10/2014		$2,969	$3,245
4.400% due 04/24/2020		45,000	50,064

Novartis Securities Investment Ltd.
5.125% due 02/10/2019		71	82

Nucor Corp.
5.850% due 06/01/2018		13,000	15,339
6.400% due 12/01/2037		600	720

Office Depot, Inc.
6.250% due 08/15/2013		73,035	72,487

ONEOK Partners LP
6.150% due 10/01/2016		10,000	11,581
6.850% due 10/15/2037		31,800	36,738

OPTI Canada, Inc.
8.250% due 12/15/2014		700	536

Oracle Corp.
4.950% due 04/15/2013		15,030	16,570
5.000% due 01/15/2011		230	233
5.750% due 04/15/2018		19,335	23,026
6.500% due 04/15/2038		10,300	12,840

Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016		825	892

Packaging Corp. of America
5.750% due 08/01/2013		10,000	10,821

Pactiv Corp.
8.125% due 06/15/2017		9,800	9,623

Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	10,600	14,453
5.750% due 03/01/2018		$16,900	18,604
6.250% due 08/05/2013	EUR	1,200	1,779
6.375% due 08/05/2016		1,300	1,967
7.500% due 12/18/2013	GBP	2,260	3,989
9.125% due 10/13/2010		$25	25

PepsiCo, Inc.
7.000% due 03/01/2029		100	132
7.900% due 11/01/2018		700	934

Petrobras International Finance Co.
5.750% due 01/20/2020		130,000	144,545
6.875% due 01/20/2040		50,000	57,479
7.875% due 03/15/2019		63,930	80,037
8.375% due 12/10/2018		5,025	6,316

Petroleos Mexicanos
4.875% due 03/15/2015		700	759
5.500% due 01/09/2017	EUR	3,200	4,629
5.500% due 01/21/2021		$21,200	22,684
8.000% due 05/03/2019		22,800	28,386

Petronas Capital Ltd.
7.875% due 05/22/2022		160	219

Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		205	217

Pfizer, Inc.
4.450% due 03/15/2012		250	263
4.650% due 03/01/2018		150	169
7.200% due 03/15/2039		40	55

Pharmacia Corp.
6.750% due 12/15/2027		5,000	6,230

Philip Morris International, Inc.
4.875% due 05/16/2013		62,800	68,998
5.650% due 05/16/2018		26,700	31,310
6.375% due 05/16/2038		34,800	43,042

Pioneer Natural Resources Co.
5.875% due 07/15/2016		27,835	28,899

Pitney Bowes, Inc.
4.750% due 01/15/2016		15,000	15,922

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Plains All American Pipeline LP
5.625% due 12/15/2013	$10,000	$10,945
6.125% due 01/15/2017	25	28

PPG Industries, Inc.
6.650% due 03/15/2018	23,500	28,515

Praxair, Inc.
6.375% due 04/01/2012	200	217

President and Fellows of Harvard College
6.000% due 01/15/2019	54,800	66,567
6.500% due 01/15/2039	47,300	61,209

Pride International, Inc.
6.875% due 08/15/2020	18,500	20,234
7.875% due 08/15/2040	6,100	6,763

Princeton University
4.950% due 03/01/2019	6,800	7,809
5.700% due 03/01/2039	10,000	11,868

Pulte Group, Inc.
5.250% due 01/15/2014	35,000	35,262
6.250% due 02/15/2013	10,000	10,550
7.625% due 10/15/2017	2,500	2,612
7.875% due 08/01/2011	14,404	14,908
8.125% due 03/01/2011	9,000	9,214

Quest Diagnostics, Inc.
5.450% due 11/01/2015	1,900	2,143

RadioShack Corp.
7.375% due 05/15/2011	45,151	46,957

Rexam PLC
6.750% due 06/01/2013	16,500	17,909

Reynolds American, Inc.
0.992% due 06/15/2011	70,700	70,794
6.750% due 06/15/2017	10,900	12,278
7.250% due 06/01/2012	46,540	50,350
7.250% due 06/01/2013	94,600	106,351
7.250% due 06/15/2037	1,100	1,158
7.625% due 06/01/2016	12,850	15,099
7.750% due 06/01/2018	8,100	9,619

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	7,836	8,701

Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013	500	558
6.500% due 07/15/2018	150	181
7.125% due 07/15/2028	60	76
8.950% due 05/01/2014	65	80
9.000% due 05/01/2019	110	154

Roche Holdings, Inc.
6.000% due 03/01/2019	94,678	114,894
7.000% due 03/01/2039	297,873	400,900

Rockies Express Pipeline LLC
6.875% due 04/15/2040	8,257	8,164

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	800	822

Rogers Communications, Inc.
6.375% due 03/01/2014	60	69
6.800% due 08/15/2018	100	124

Rohm and Haas Co.
6.000% due 09/15/2017	140,190	156,744
7.850% due 07/15/2029	4,700	5,253

Royal Caribbean Cruises Ltd.
8.750% due 02/02/2011	100	103

RPM International, Inc.
6.500% due 02/15/2018	26,800	30,117

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RR Donnelley & Sons Co.
4.950% due 04/01/2014	$800	$831
5.625% due 01/15/2012	40,078	41,059
6.125% due 01/15/2017	10,900	11,431
8.600% due 08/15/2016	25,000	29,145
11.250% due 02/01/2019	25,600	32,287

Ryder System, Inc.
6.000% due 03/01/2013	18,690	20,232

Ryland Group, Inc.
5.375% due 01/15/2015	9,000	8,955
6.625% due 05/01/2020	10,000	9,725
8.400% due 05/15/2017	28,000	30,380

SABMiller PLC
5.500% due 08/15/2013	38,300	42,149
6.500% due 07/01/2016	1,900	2,289

SandRidge Energy, Inc.
8.625% due 04/01/2015 (e)	13,025	13,090

Sanmina-SCI Corp.
8.125% due 03/01/2016	300	309

SBA Tower Trust
5.101% due 04/15/2017	2,200	2,386

SCA Finans AB
4.500% due 07/15/2015	5,250	5,645

Seagate Technology HDD Holdings
6.375% due 10/01/2011	39,045	40,412

Sealed Air Corp.
5.625% due 07/15/2013	9,250	9,881

Shell International Finance BV
4.300% due 09/22/2019	500	549
5.500% due 03/25/2040	112,100	128,788

Sheraton Holding Corp.
7.375% due 11/15/2015	5,000	5,512

Siemens Financieringsmaatschappij NV
5.500% due 02/16/2012	700	742
5.750% due 10/17/2016	21,100	24,886
6.125% due 08/17/2026	10,800	12,727

Snap-On, Inc.
6.125% due 09/01/2021	67,000	75,406

Sonat, Inc.
7.625% due 07/15/2011	25,510	26,573

Southern Natural Gas Co.
5.900% due 04/01/2017	5,000	5,513
8.000% due 03/01/2032	500	589

Southwest Airlines Co.
5.125% due 03/01/2017	3,200	3,366

Southwestern Energy Co.
7.500% due 02/01/2018	500	568

Spectra Energy Capital LLC
5.500% due 03/01/2014	23,850	26,054
6.200% due 04/15/2018	8,400	9,839

Staples, Inc.
9.750% due 01/15/2014	18,000	22,308

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	35,271	37,696
7.875% due 05/01/2012	35,500	38,251
7.875% due 10/15/2014	43,700	49,162

Steel Dynamics, Inc.
7.375% due 11/01/2012	800	859

Suncor Energy, Inc.
6.100% due 06/01/2018	1,900	2,227
6.850% due 06/01/2039	1,600	1,924

SunGard Data Systems, Inc.
9.125% due 08/15/2013	3,100	3,181
10.250% due 08/15/2015	9,000	9,518

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SUPERVALU, Inc.
8.000% due 05/01/2016	$1,950	$1,974

Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	6,210	6,439

Target Corp.
5.125% due 01/15/2013	2,000	2,185
5.375% due 05/01/2017	40	47
5.875% due 03/01/2012	245	262
6.000% due 01/15/2018	200	242
6.500% due 10/15/2037	5,270	6,475
7.000% due 01/15/2038	152,500	197,327

Tate & Lyle International Finance PLC
5.000% due 11/15/2014	12,000	12,742

TCI Communications, Inc.
8.750% due 08/01/2015	5	6

Teck Resources Ltd.
9.750% due 05/15/2014	5,571	6,875

Temple-Inland, Inc.
6.625% due 01/15/2016	5,000	5,309
6.875% due 01/15/2018	15,430	16,541
7.875% due 05/01/2012	5,500	5,910

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	15,525	17,046
7.500% due 04/01/2017	2,500	2,943
8.000% due 02/01/2016	500	598
8.375% due 06/15/2032	4,400	5,350

Time Warner Cable, Inc.
5.400% due 07/02/2012	9,469	10,148
6.200% due 07/01/2013	730	823
6.550% due 05/01/2037	215	243
6.750% due 07/01/2018	155	185
8.250% due 02/14/2014	20	24
8.250% due 04/01/2019	425	550
8.750% due 02/14/2019	175	231

Time Warner, Inc.
5.875% due 11/15/2016	2,000	2,333
6.500% due 11/15/2036	20,000	22,497
6.875% due 05/01/2012	350	382
7.625% due 04/15/2031	970	1,206
7.700% due 05/01/2032	115	144

Toll Brothers Finance Corp.
5.150% due 05/15/2015	10,000	10,120
5.950% due 09/15/2013	10,000	10,529
6.750% due 11/01/2019	10,000	10,366
8.910% due 10/15/2017	77,650	90,503

Total Capital S.A.
4.450% due 06/24/2020	72,100	79,044

TransCanada Pipelines Ltd.
6.500% due 08/15/2018	400	490
7.125% due 01/15/2019	35,124	44,568
7.250% due 08/15/2038	110	141
7.625% due 01/15/2039	39,682	53,083

Transocean, Inc.
4.950% due 11/15/2015	223,600	232,850
6.000% due 03/15/2018	3,000	3,195
6.625% due 04/15/2011	5,330	5,471

Tyco Electronics Group S.A.
6.000% due 10/01/2012	6,700	7,248
6.550% due 10/01/2017	9,300	10,892

Tyson Foods, Inc.
7.350% due 04/01/2016	18,908	21,012
10.500% due 03/01/2014	43,500	52,581

UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)	2,101	982

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UAL 1991 Pass-Through Trust AB
9.200% due 03/29/2049 (a)	$1,805	$884
10.020% due 03/22/2014 (a)	6,914	2,869
10.125% due 03/22/2015 (a)	9,494	3,774

UAL 2009-1 Pass-Through Trust
10.400% due 05/01/2018	53,258	59,382

UAL Pass-Through Trust Series 2000-1
8.030% due 01/01/2013 (a)	465	571

Unilever Capital Corp.
7.125% due 11/01/2010	100	100

Union Pacific Corp.
5.450% due 01/31/2013	13,475	14,739
5.700% due 08/15/2018	3,300	3,854
6.125% due 02/15/2020	40,000	48,158

Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698% due 01/02/2024	128	134

United Technologies Corp.
5.375% due 12/15/2017	20	24
6.100% due 05/15/2012	150	162

UnitedHealth Group, Inc.
1.718% due 02/07/2011	20,700	20,797
4.875% due 02/15/2013	44,500	47,860
4.875% due 04/01/2013	175	189
6.000% due 02/15/2018	110,600	129,304
6.875% due 02/15/2038	7,500	9,004

Universal Corp.
5.000% due 09/01/2011	10,000	10,210
6.250% due 12/01/2014	33,000	36,504

Universal Health Services, Inc.
7.125% due 06/30/2016	17,575	18,935

Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016	1,500	1,609
9.500% due 01/21/2020	8,900	10,168

UST LLC
5.750% due 03/01/2018	52,665	56,987

Vale Overseas Ltd.
4.625% due 09/15/2020	22,800	23,659
6.250% due 01/23/2017	39,835	45,692
6.875% due 11/21/2036	39,878	45,647
6.875% due 11/10/2039	81,800	94,136
8.250% due 01/17/2034	2,565	3,277

Valero Energy Corp.
6.625% due 06/15/2037	25	25
9.375% due 03/15/2019	15,000	19,185

Viacom, Inc.
6.250% due 04/30/2016	9,300	10,925
6.875% due 04/30/2036	145	171

Videotron Ltee
9.125% due 04/15/2018	1,850	2,090

Vivendi S.A.
5.750% due 04/04/2013	145,000	157,959
6.625% due 04/04/2018	167,700	194,865

Walgreen Co.
5.250% due 01/15/2019	20	23

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	3,300	3,584
4.550% due 05/01/2013	100	110
5.250% due 09/01/2035	60	65
5.800% due 02/15/2018	48,900	58,917
6.200% due 04/15/2038	22,800	27,588
6.500% due 08/15/2037	38,450	48,154

Walt Disney Co.
6.000% due 07/17/2017	70	86

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Waste Management, Inc.
5.000% due 03/15/2014	$7,650	$8,424
6.100% due 03/15/2018	1,800	2,094
7.125% due 12/15/2017	1,800	2,207
7.375% due 03/11/2019	12,000	15,065

Weatherford International, Inc.
5.950% due 06/15/2012	15,600	16,734

WellPoint Health Networks, Inc.
6.375% due 01/15/2012	10,360	11,035

WellPoint, Inc.
5.000% due 01/15/2011	11,000	11,129

Wesfarmers Ltd.
6.998% due 04/10/2013	48,200	53,688

Westvaco Corp.
7.950% due 02/15/2031	22,000	23,814

Weyerhaeuser Co.
6.750% due 03/15/2012	24,500	25,858
7.375% due 10/01/2019	38,500	42,178
7.375% due 03/15/2032	94,414	96,412
8.500% due 01/15/2025	5,245	5,773

Whirlpool Corp.
5.500% due 03/01/2013	10,300	11,058
6.125% due 06/15/2011	12,000	12,418
6.500% due 06/15/2016	5,000	5,722
7.750% due 07/15/2016	11,000	13,475
8.000% due 05/01/2012	600	654

Williams Cos., Inc.
2.533% due 10/01/2010	720	720

Windstream Corp.
8.125% due 08/01/2013	5,000	5,450
8.625% due 08/01/2016	3,300	3,506

WM Wrigley Jr. Co.
1.664% due 06/28/2011	18,250	18,262
2.450% due 06/28/2012	5,000	5,048
3.050% due 06/28/2013	6,250	6,429

WMG Acquisition Corp.
9.500% due 06/15/2016	1,020	1,096

Wyeth
5.500% due 03/15/2013	10,000	11,079
5.500% due 02/01/2014	25	28
5.500% due 02/15/2016	850	996
5.950% due 04/01/2037	250	296
7.250% due 03/01/2023	250	329

Wynn Las Vegas LLC
7.750% due 08/15/2020	4,000	4,240

Xerox Corp.
6.875% due 08/15/2011	100	105

Xstrata Canada Corp.
6.000% due 10/15/2015	110	123

XTO Energy, Inc.
4.900% due 02/01/2014	240	269
5.300% due 06/30/2015	300	350
5.500% due 06/15/2018	115	138

Yum! Brands, Inc.
6.250% due 03/15/2018	2,000	2,390

		13,043,096

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UTILITIES 1.6%

AES Corp.
7.750% due 03/01/2014		$2,515	$2,704
8.000% due 10/15/2017		2,000	2,170
8.750% due 05/15/2013		834	849
8.875% due 02/15/2011		1,600	1,648
9.750% due 04/15/2016		825	953

AES Red Oak LLC
8.540% due 11/30/2019		7,271	7,507

Alabama Power Co.
5.500% due 10/15/2017		250	289

Alltel Corp.
7.000% due 07/01/2012		10,759	11,841

Appalachian Power Co.
4.950% due 02/01/2015		25	28
5.650% due 08/15/2012		150	161

AT&T Corp.
7.300% due 11/15/2011		2,715	2,909
8.000% due 11/15/2031		350	470

AT&T Mobility LLC
6.500% due 12/15/2011		80	85

AT&T, Inc.
4.950% due 01/15/2013		176,990	192,441
5.100% due 09/15/2014		1,510	1,697
5.350% due 09/01/2040		739	745
5.500% due 02/01/2018		195,000	226,491
5.625% due 06/15/2016		25	29
5.800% due 02/15/2019		335	400
6.300% due 01/15/2038		123,240	139,638
6.400% due 05/15/2038		75	86
6.450% due 06/15/2034		100	113
6.500% due 09/01/2037		309,500	359,200
6.550% due 02/15/2039		50	58
6.700% due 11/15/2013		100	116

Baltimore Gas & Electric Co.
6.125% due 07/01/2013		30	34

BellSouth Corp.
4.295% due 04/26/2021		25,800	26,322
5.200% due 09/15/2014		27,800	31,298
6.550% due 06/15/2034		20,000	22,432

Berry Petroleum Co.
10.250% due 06/01/2014		350	396

BP Capital Markets PLC
2.375% due 12/14/2011		2,730	2,742
2.750% due 06/14/2011	CHF	10,800	11,049
3.125% due 03/10/2012		$20,400	20,809
4.750% due 11/10/2010		2,141	2,144

British Telecommunications PLC
5.150% due 01/15/2013		450	481
9.375% due 12/15/2010		16,138	16,394

Calpine Construction Finance Co. LP and CCFC

Finance Corp.
8.000% due 06/01/2016		18,000	19,350

Carolina Power & Light Co.
6.500% due 07/15/2012		275	301

CenterPoint Energy, Inc.
5.950% due 02/01/2017		7,800	8,784

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		35,700	42,304
7.750% due 11/30/2015		1,300	1,554

CenturyLink, Inc.
6.000% due 04/01/2017		8,400	8,816
6.150% due 09/15/2019		4,000	4,098
7.600% due 09/15/2039		8,600	8,437

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	$9,000	$10,006

CMS Energy Corp.
8.500% due 04/15/2011	75	78

Consolidated Edison Co. of New York, Inc.
5.375% due 12/15/2015	100	117
5.850% due 04/01/2018	105,540	125,238
6.750% due 04/01/2038	90,000	115,568
7.125% due 12/01/2018	335	432

Consolidated Natural Gas Co.
6.250% due 11/01/2011	15,880	16,750

Constellation Energy Group, Inc.
4.550% due 06/15/2015	3,000	3,226

Cricket Communications, Inc.
9.375% due 11/01/2014	900	936

Deutsche Telekom International Finance BV
6.750% due 08/20/2018	32,190	39,474
8.750% due 06/15/2030	2,870	4,029

Dominion Resources, Inc.
5.200% due 01/15/2016	15,300	17,472
5.250% due 08/01/2033	70	81
5.700% due 09/17/2012	100	109
6.400% due 06/15/2018	22,000	26,861
7.000% due 06/15/2038	25	32

Duke Energy Carolinas LLC
5.100% due 04/15/2018	14,050	16,133
5.625% due 11/30/2012	5,100	5,579
5.750% due 11/15/2013	290	330

Duke Energy Corp.
6.300% due 02/01/2014	267	305

Duke Energy Ohio, Inc.
5.700% due 09/15/2012	135	147

E.ON International Finance BV
6.650% due 04/30/2038	1,100	1,422

EDF S.A.
4.600% due 01/27/2020	95,900	104,663
5.500% due 01/26/2014	168,600	190,429
5.600% due 01/27/2040	80,000	89,126
6.500% due 01/26/2019	170,190	208,170
6.950% due 01/26/2039	164,850	215,822

El Paso Performance-Linked Trust
7.750% due 07/15/2011	76,685	79,771

Embarq Corp.
6.738% due 06/01/2013	300	329
7.082% due 06/01/2016	96,169	107,044
7.995% due 06/01/2036	300	320

Enel Finance International S.A.
5.125% due 10/07/2019	235	250
5.700% due 01/15/2013	300	324
6.250% due 09/15/2017	2,400	2,726
6.800% due 09/15/2037	1,700	1,926

Entergy Gulf States, Inc.
5.250% due 08/01/2015	184	184
5.700% due 06/01/2015	10	10

FirstEnergy Corp.
6.450% due 11/15/2011	607	636

FirstEnergy Solutions Corp.
6.800% due 08/15/2039	115	116

Florida Power & Light Co.
5.850% due 02/01/2033	2,000	2,296

Florida Power Corp.
5.650% due 06/15/2018	70	83

FPL Group Capital, Inc.
7.875% due 12/15/2015	8,000	9,982

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund  (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

France Telecom S.A.
2.125% due 09/16/2015	$15,000	$15,127
4.375% due 07/08/2014	1,300	1,435
7.750% due 03/01/2011	10,105	10,403
8.500% due 03/01/2031	490	711

Frontier Communications Corp.
6.250% due 01/15/2013	10,000	10,525
7.125% due 03/15/2019	1,925	1,983
8.250% due 05/01/2014	500	552

GTE Corp.
6.940% due 04/15/2028	50	58

Gulf Power Co.
5.300% due 12/01/2016	40	46

Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019	150	150

Indiana Michigan Power Co.
5.650% due 12/01/2015	425	480

Integrys Energy Group, Inc.
6.110% due 12/01/2066	375	345

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	200	212

Jersey Central Power & Light Co.
7.350% due 02/01/2019	52	65

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	138,028	140,444
5.700% due 01/05/2016	15,300	15,855

Kinder Morgan, Inc.
6.500% due 09/01/2012	4,250	4,521

Koninklijke KPN NV
8.000% due 10/01/2010	21,284	21,284

Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	5,700	6,400

KT Corp.
4.875% due 07/15/2015	100	108

Majapahit Holding BV
7.250% due 10/17/2011	15,000	15,843
7.750% due 01/20/2020	5,400	6,507
8.000% due 08/07/2019	3,000	3,645

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	1,000	1,052

MidAmerican Energy Co.
4.650% due 10/01/2014	100	112

MidAmerican Energy Holdings Co.
5.750% due 04/01/2018	65	76
6.125% due 04/01/2036	44,325	50,869

Midwest Generation LLC
8.560% due 01/02/2016	1,319	1,304

Monongahela Power Co.
7.950% due 12/15/2013	13,000	15,289

National Grid PLC
6.300% due 08/01/2016	4,500	5,321

Nevada Power Co.
6.750% due 07/01/2037	500	610
7.125% due 03/15/2019	165	205

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	59,100	60,870
8.125% due 05/01/2012	1,051	1,168

NGPL PipeCo LLC
6.514% due 12/15/2012	201,330	214,229
7.119% due 12/15/2017	58,640	63,715

Northwestern Bell Telephone
7.750% due 05/01/2030	19,625	20,140

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NRG Energy, Inc.
7.375% due 01/15/2017	$11,700	$12,022
8.250% due 09/01/2020	48,000	49,740
8.500% due 06/15/2019	20	21

NV Energy, Inc.
6.750% due 08/15/2017	10	10

Ohio Edison Co.
5.450% due 05/01/2015	350	392

Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	109	134

Pacific Gas & Electric Co.
5.800% due 03/01/2037	525	585
8.250% due 10/15/2018	470	625

PacifiCorp
5.500% due 01/15/2019	75	88

Peco Energy Co.
5.950% due 10/01/2036	50	59

Penn Virginia Corp.
10.375% due 06/15/2016	400	440

PPL Capital Funding, Inc.
6.700% due 03/30/2067	2,008	1,910

PPL Energy Supply LLC
5.700% due 10/15/2035	5,000	5,669
6.300% due 07/15/2013	10,000	11,139
6.400% due 11/01/2011	11,000	11,614

Progress Energy, Inc.
7.050% due 03/15/2019	17,500	21,727
7.100% due 03/01/2011	1,623	1,664
7.750% due 03/01/2031	520	688

PSEG Power LLC
5.000% due 04/01/2014	10,425	11,483
5.320% due 09/15/2016	2,305	2,584
5.500% due 12/01/2015	8,000	9,040
6.950% due 06/01/2012	172	189
7.750% due 04/15/2011	2,979	3,090

Public Service Electric & Gas Co.
5.700% due 12/01/2036	50	57

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	17,800	18,200

Qwest Corp.
3.542% due 06/15/2013	22,820	23,961
6.500% due 06/01/2017	300	329
7.500% due 10/01/2014	1,700	1,930
7.625% due 06/15/2015	2,450	2,805
7.875% due 09/01/2011	7,135	7,572
8.875% due 03/15/2012	47,175	51,892

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	66,942	72,528

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	500	551
5.832% due 09/30/2016	12,223	13,359
5.838% due 09/30/2027	45,300	50,700
6.332% due 09/30/2027	7,000	7,974
6.750% due 09/30/2019	11,400	13,592

Sempra Energy
9.800% due 02/15/2019	15,000	20,942

Southern California Edison Co.
5.500% due 08/15/2018	25	30

Southern California Gas Co.
4.375% due 01/15/2011	70	71
5.750% due 11/15/2035	75	88

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sprint Capital Corp.
6.900% due 05/01/2019	$2,700	$2,727
7.625% due 01/30/2011	3,770	3,841
8.375% due 03/15/2012	19,250	20,694

Sprint Nextel Corp.
6.000% due 12/01/2016	4,500	4,466

Telecom Italia Capital S.A.
0.946% due 02/01/2011	3,310	3,305
1.135% due 07/18/2011	4,325	4,310
4.875% due 10/01/2010	15,912	15,912
5.250% due 11/15/2013	119	128
5.250% due 10/01/2015	35	38
6.000% due 09/30/2034	122	115
6.999% due 06/04/2018	15,030	17,289

Telefonica Emisiones SAU
5.855% due 02/04/2013	114	124
5.877% due 07/15/2019	20	23
6.221% due 07/03/2017	200	234
6.421% due 06/20/2016	196	230
7.045% due 06/20/2036	75	90

TELUS Corp.
8.000% due 06/01/2011	4,853	5,082

Tenaska Alabama Partners LP
7.000% due 06/30/2021	81	82

Verizon Communications, Inc.
5.250% due 04/15/2013	18,310	20,218
5.500% due 04/01/2017	1,735	1,990
5.550% due 02/15/2016	1,900	2,202
5.850% due 09/15/2035	615	665
6.100% due 04/15/2018	65,115	77,543
6.900% due 04/15/2038	14,955	18,237
8.750% due 11/01/2018	1,014	1,382

Verizon Global Funding Corp.
6.875% due 06/15/2012	150	165
7.375% due 09/01/2012	235	263
7.750% due 12/01/2030	9,570	12,388

Verizon New England, Inc.
6.500% due 09/15/2011	300	315

Verizon New Jersey, Inc.
5.875% due 01/17/2012	865	916

Verizon Virginia, Inc.
4.625% due 03/15/2013	500	536

Verizon Wireless Capital LLC
2.945% due 05/20/2011	64,400	65,484
3.750% due 05/20/2011	6,400	6,528
5.250% due 02/01/2012	33,400	35,377
5.550% due 02/01/2014	1,262	1,429
8.500% due 11/15/2018	340	464

Virgin Media Finance PLC
9.500% due 08/15/2016	800	908

Virginia Electric and Power Co.
5.400% due 04/30/2018	7,230	8,443
6.350% due 11/30/2037	25,500	31,304
8.875% due 11/15/2038	65	99

Vodafone Group PLC
0.584% due 02/27/2012	40,000	40,063
0.632% due 06/15/2011	75	75
5.450% due 06/10/2019	425	493
5.625% due 02/27/2017	353	404
5.750% due 03/15/2016	545	625
6.150% due 02/27/2037	105	123

		4,109,387

Total Corporate Bonds & Notes (Cost $62,447,299)		68,585,662

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%

Affiliated Managers Group, Inc.
3.950% due 08/15/2038	$4,000	$4,070

National City Corp.
4.000% due 02/01/2011	43,800	44,402

ProLogis
2.250% due 04/01/2037	10,500	10,211

U.S. Bancorp
0.000% due 12/11/2035	10,000	9,982
0.000% due 09/20/2036	85	80

		68,745

INDUSTRIALS 0.1%

Amgen, Inc.
0.125% due 02/01/2011	79,238	79,337

Host Hotels & Resorts LP
2.625% due 04/15/2027	44,500	43,610

LifePoint Hospitals, Inc.
3.500% due 05/15/2014	1,000	1,000

Medtronic, Inc.
1.500% due 04/15/2011	20,400	20,528

Transocean, Inc.
1.500% due 12/15/2037	128,200	125,820
1.625% due 12/15/2037	21,400	21,346

		291,641

Total Convertible Bonds & Notes (Cost $350,924)		360,386

MUNICIPAL BONDS & NOTES 2.9%

ALABAMA 0.0%

Huntsville-Redstone Village, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 01/01/2043	1,600	1,303

ARIZONA 0.0%

Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	6,500	5,283

Arizona State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
14.057% due 01/01/2032	4,815	6,418
19.246% due 01/01/2031	3,700	5,674

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
8.570% due 01/01/2032	500	521

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	1,260	1,033
5.500% due 07/01/2037	5,000	4,398

University of Arizona Revenue Bonds, Series 2010
6.423% due 08/01/2035	10,000	10,287

		33,614

ARKANSAS 0.0%

Arkansas State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2046	7,000	1,064

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CALIFORNIA 1.0%

Alameda County, California Unified School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2024	$3,500	$1,759
0.000% due 08/01/2025	3,000	1,418

Alameda, California Corridor Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2004
0.000% due 10/01/2016	9,610	7,213

Alameda, California Corridor Transportation Authority Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	117

Bell, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.480% due 08/01/2019	525	459

Burbank, California Revenue Bonds, Series 2010
6.323% due 06/01/2040	25,000	26,904

California State ABC Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2000
0.000% due 08/01/2023	2,000	1,042

California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049	100,235	111,980

California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.918% due 04/01/2040	30,585	33,176
7.043% due 04/01/2050	170,000	187,439

California State Calleguas-Las Virgenes Public Financing Authority Revenue Bonds, Series 2010
5.944% due 07/01/2040	6,710	7,203

California State Ceres Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2027	2,300	838
0.000% due 08/01/2028	2,825	967
0.000% due 08/01/2029	2,940	939

California State Chino Valley Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
0.000% due 08/01/2023	300	157

California State East Side Union High School District General Obligation Bonds, (XLCA Insured), Series 2005
0.000% due 08/01/2021	1,985	1,135
0.000% due 08/01/2022	1,490	799

California State Educational Facilities Authority Revenue Bonds, (NPFGC Insured), Series 2001
0.000% due 10/01/2034	5,930	1,267

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	74,850	80,655
7.500% due 04/01/2034	70,200	76,446
7.550% due 04/01/2039	99,037	107,803

California State General Obligation Bonds, Series 2010
7.625% due 03/01/2040	100	110
7.950% due 03/01/2036	11,500	12,341

California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	50	54
5.950% due 04/01/2016	3,200	3,521

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	$68,100	$74,724

California State Las Virgenes Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 09/01/2026	6,140	2,714

California State Lee Lake Water District Community Facilities District No. 2 Special Tax Bonds, Series 2002
6.125% due 09/01/2032	825	820

California State Municipal Finance Authority Revenue Bonds, Series 2008
7.000% due 10/01/2039	500	500

California State Northern Power Agency Revenue Bonds, Series 2010
7.311% due 06/01/2040	71,000	78,623

California State Public Works Board Revenue Bonds, Series 2010
7.004% due 03/01/2035	63,220	66,612
7.804% due 03/01/2035	12,955	13,803
8.000% due 03/01/2035	7,070	7,348

California State Southern Mono Health Care District General Obligation Bonds, (NPFGC Insured), Series 2002
0.000% due 08/01/2026	1,800	702

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	2,685	2,705
5.750% due 06/01/2029	3,000	3,004
6.000% due 06/01/2035	10,000	8,940
6.125% due 06/01/2038	2,000	1,798
6.125% due 06/01/2043	2,000	1,625

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (g)	15,000	12,880
0.000% due 06/01/2033	10,540	1,453

California State University Revenue Bonds, Series 2010
6.434% due 11/01/2030	15,500	16,913

California State William S. Hart Joint School Financing Authority Revenue Bonds, Series 2004
5.625% due 09/01/2034	1,500	1,502

California Statewide Communities Development Authority Revenue Bonds, Series 2000
6.750% due 10/01/2030	3,000	3,020

California Statewide Communities Development Authority Revenue Bonds, Series 2001
6.625% due 11/01/2031	3,990	3,631

California Statewide Communities Development Authority Revenue Bonds, Series 2003
7.250% due 10/01/2033	2,500	2,506

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.125% due 07/15/2031	2,500	2,209
5.250% due 07/01/2042	1,250	982
5.500% due 11/01/2038	2,750	2,359

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	17,820

Chula Vista, California Community Facilities District Special Tax Bonds, Series 2005
5.250% due 09/01/2030	1,940	1,667

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Clovis, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2023	$2,000	$	1,089
0.000% due 08/01/2025	3,535		1,712
0.000% due 08/01/2027	2,500		1,056

Compton, California Community Redevelopment Agency Tax Allocation Bonds, Series 2010
7.740% due 08/01/2024	1,305		1,333

Contra Costa, California Community College District General Obligation Bonds, Series 2010
6.504% due 08/01/2034	35,000		38,286

Covina-Valley, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 06/01/2025	3,130		1,409

Empire Union, California School District Special Tax Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2030	1,560		466
0.000% due 10/01/2032	1,265		323

Escondido, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027	1,000		416

Eureka, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027	2,440		921

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1999
0.000% due 01/15/2033	5,000		1,061
0.000% due 01/15/2034	5,000		959

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,200		19,505
5.000% due 06/01/2038	45,000		43,049

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (g)	7,000		4,509
5.000% due 06/01/2033	25,700		20,241
5.125% due 06/01/2047	37,000		25,333
5.750% due 06/01/2047	67,100		50,842

Jurupa, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 05/01/2027	1,900		721

Kings Canyon, California Joint Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2027	2,450		947

Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.600% due 08/01/2042	32,375		35,758
6.680% due 08/01/2036	12,625		13,744
6.750% due 08/01/2049	120,755		135,203

Los Angeles, California Department of Airports Revenue Bonds, Series 2009
6.582% due 05/15/2039	10,875		12,127

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039	58,000		62,996

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2010
5.516% due 07/01/2027	50,000		50,630
6.166% due 07/01/2040	39,690		40,459

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles, California Department of Water & Power Revenue Notes, (FSA Insured), Series 2005
17.928% due 07/01/2013	$12,500	$14,702

Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.750% due 07/01/2034	71,985	72,791
5.755% due 07/01/2029	2,500	2,560

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	69,400	73,854
6.758% due 07/01/2034	69,300	78,664

Manhattan Beach, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2001
0.000% due 09/01/2025	1,000	474

Manteca, California Unified School District Special Tax Bonds, (NPFGC Insured), Series 2001
0.000% due 09/01/2025	2,365	942

Montclair, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2001
5.300% due 10/01/2030	5,820	5,646

Montebello, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2024	1,485	712

Montebello, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,500	714
0.000% due 08/01/2025	2,830	1,263
0.000% due 08/01/2027	2,775	1,073

Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	4,585	3,773

Newark, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026	3,245	1,407

Northern California State Tobacco Securitization Authority Revenue Bonds, Series 2005
5.400% due 06/01/2027	10,000	9,474

Orange County, California Sanitation District Revenue Bonds, Series 2010
5.580% due 02/01/2040	29,530	30,075

Palmdale, California Community Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2030	1,230	426
0.000% due 12/01/2031	1,230	406
0.000% due 12/01/2032	1,225	379

Paramount, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 09/01/2023	1,750	907

Placer County, California Union High School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2033	10,150	2,582

Riverside, California Revenue Bonds, Series 2009
7.000% due 08/01/2029	20,000	21,871
7.200% due 08/01/2039	35,000	40,172

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rocklin, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2023	$2,610	$1,403
0.000% due 08/01/2024	5,000	2,530
0.000% due 08/01/2025	4,000	1,904
0.000% due 08/01/2026	4,000	1,775
0.000% due 08/01/2027	4,500	1,857

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2010
6.325% due 08/01/2040	10,000	10,937

Sacramento, California Financing Authority Revenue Bonds, Series 1999
6.250% due 09/01/2023	4,905	4,888

Salinas, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 10/01/2023	885	450

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2010
6.628% due 07/01/2040 (d)	35,000	35,618

San Diego County, California Water Authority Revenue Bonds, Series 2010
6.138% due 05/01/2049	50,000	55,552

San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.625% due 09/01/2030	7,000	7,069
7.750% due 09/01/2040	5,000	5,020

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	51,880	41,072

San Francisco, California City & County Public Utilities Commission Revenue Bonds, Series 2010
6.000% due 11/01/2040	10,000	10,467

San Francisco, California City & County Revenue Bonds, Series 2010
5.500% due 10/01/2029	9,180	9,148
5.600% due 10/01/2030	9,520	9,554
5.820% due 10/01/2040	19,315	19,367

San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 1999
0.000% due 08/01/2023	1,770	953

San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2025	10,895	5,263
0.000% due 08/01/2026	12,215	5,566

San Mateo, California Union High School District General Obligation Bonds, Series 2010
6.733% due 09/01/2034	15,745	16,876

Sanger, California Unified School District Certificates of Participation Bonds, Series 2010
5.250% due 07/01/2027	7,345	6,362

Santa Ana, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2026	2,515	1,058
0.000% due 08/01/2028	3,520	1,279
0.000% due 08/01/2030	2,500	776
0.000% due 08/01/2031	3,780	1,086
0.000% due 08/01/2032	3,770	1,003

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (FSA Insured), Series 2010
7.400% due 09/01/2036	$2,000	$2,109

Santa Monica, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2026	2,000	916
0.000% due 08/01/2027	3,550	1,512

Shasta, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,000	489

Signal Hill, California Redevelopment Agency Tax Allocation Bonds, (NPFGC-FGIC Insured), Series 2006
5.581% due 10/01/2016	170	174

Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	12,200	12,151

Southern California State Metropolitan Water District Revenue Bonds, Series 2009
5.906% due 07/01/2025	9,000	9,703
6.538% due 07/01/2039	40,000	42,903

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	36,040	27,740

Stanislaus County, California Modesto Elementary School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2023	2,615	1,406
0.000% due 08/01/2024	2,705	1,369
0.000% due 05/01/2027	2,000	836

Stanislaus County, California Modesto High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2026	2,150	954

Stockton, California Public Financing Authority Revenue Bonds, Series 2009
7.942% due 10/01/2038	47,000	50,142

Tahoe, California Joint Powers Parking Financing Authority Revenue Bonds, Series 2002
7.000% due 12/01/2027	2,670	2,316

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	2,000	2,188

University of California Revenue Bonds, Series 2009
5.770% due 05/15/2043	18,700	19,724

University of California Revenue Bonds, Series 2010
5.946% due 05/15/2045	36,000	36,563
6.296% due 05/15/2050	34,000	34,096

Victor, California Elementary School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,125	548
0.000% due 08/01/2026	2,410	1,034

Vista, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026	1,000	447

West Contra Costa, California Unified School District General Obligation Bonds, Series 2009
8.460% due 08/01/2034	20,115	22,555

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Yuba City, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 09/01/2025	$2,110	$926

		2,458,198

COLORADO 0.0%

Aurora, Colorado Single Tree Metropolitan District General Obligation Bonds, Series 2006
5.500% due 11/15/2031	1,000	821

Colorado State E-470 Public Highway Authority Revenue Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2035	20,000	4,361
0.000% due 09/01/2037	15,000	2,879

Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	1,000	889

Colorado State Metro Wastewater Reclamation District Revenue Bonds, Series 2009
5.518% due 04/01/2024	5,000	5,345

		14,295

CONNECTICUT 0.0%

Naugatuck, Connecticut General Obligation Bonds, (FSA-CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	169

DISTRICT OF COLUMBIA 0.1%

District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	160,000	171,896

FLORIDA 0.0%

Austin Trust Various States General Obligation Bonds, Series 2008
8.760% due 06/01/2032	14,375	15,802

Broward County, Florida Revenue Bonds, Series 2010
5.764% due 10/01/2025	15,000	15,558
6.206% due 10/01/2030	15,000	15,399

Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	3,250	2,758

Florida State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
19.724% due 12/01/2026	2,755	4,768

Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.625% due 07/01/2027	4,720	4,320

Seminole County, Florida Revenue Bonds, Series 2010
6.443% due 10/01/2040	34,600	36,808

		95,413

GEORGIA 0.0%

Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	115,634	122,654

ILLINOIS 0.5%

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 12/01/2031	4,500	1,510

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 12/01/2028	26,000	10,682

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago, Illinois General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 01/01/2037	$32,670	$7,344
0.000% due 01/01/2038	29,145	6,173
0.000% due 01/01/2039	32,670	6,519

Chicago, Illinois General Obligation Bonds, Series 2010
6.257% due 01/01/2040	11,000	11,258

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
8.794% due 01/01/2014	12,465	13,119

Chicago, Illinois Metropolitan Water Reclamation District General Obligation Bonds, Series 2009
5.720% due 12/01/2038	15,000	17,087

Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,600	1,578
6.750% due 12/01/2032	3,456	3,355

Chicago, Illinois Tax Allocation Notes, Series 2004
6.570% due 02/15/2013	2,025	2,025

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	57,820	64,687
6.899% due 12/01/2040	398,840	430,229

Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	61,200	61,964

Hillside, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	4,170	4,005
7.000% due 01/01/2028	2,740	2,493

Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	1,050	1,001

Illinois State Finance Authority Revenue Bonds, Series 2007
5.500% due 05/15/2037	1,500	1,185
5.750% due 05/15/2031	2,000	1,911
6.000% due 11/15/2037 (a)	1,500	450
7.000% due 12/01/2037 (a)	3,481	453

Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	871

Illinois State General Obligation Bonds, Series 2010
6.630% due 02/01/2035	58,000	57,088
6.725% due 04/01/2035	59,400	59,430
6.900% due 03/01/2035	4,700	4,737

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	400	404
3.321% due 01/01/2013	4,700	4,782
4.071% due 01/01/2014	113,000	117,165
4.421% due 01/01/2015	102,800	107,237
4.790% due 04/01/2016	16,800	17,575
5.090% due 04/01/2017	25,300	26,465
5.297% due 04/01/2018	27,000	28,025
5.547% due 04/01/2019	9,900	10,347

Illinois State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
19.305% due 06/01/2026	2,315	3,563

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 12/15/2030	$60,000	$19,707
0.000% due 12/15/2032	55,000	15,765
0.000% due 12/15/2033	50,000	13,245
0.000% due 06/15/2038	2,460	486

Illinois State Municipal Electric Agency Revenue Bonds, Series 2009
6.832% due 02/01/2035	34,200	38,396

Illinois State Toll Highway Authority Revenue Bonds, Series 2009
5.851% due 12/01/2034	20,000	20,605
6.184% due 01/01/2034	10,800	11,546

Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
6.625% due 06/01/2037	600	581

		1,207,048

INDIANA 0.0%

Evansville, Indiana Redevelopment Authority Revenue Bonds, Series 2010
6.960% due 02/01/2034	7,630	7,937

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
6.004% due 01/15/2040	38,000	41,652

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	3,000	2,861
5.750% due 09/01/2042	2,000	1,910

		54,360

IOWA 0.0%

Iowa State Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045	2,900	1,831

Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	22,500	24,838

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	16,100	13,758
6.500% due 06/01/2023	46,270	42,880

		83,307

KANSAS 0.0%

Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	500	425

LOUISIANA 0.1%

East Baton Rouge, Louisiana Sewerage Commission Revenue Bonds, Series 2010
6.087% due 02/01/2045	80,000	82,969

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	19,464

		102,433

MASSACHUSETTS 0.0%

Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	35,000	37,495

Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2005
9.230% due 08/01/2032	250	261

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southbridge, Massachusetts Associates LLC Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	$30,600	$36,104

		73,860

MICHIGAN 0.0%

East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	755	597

Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (q)	110	104

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2022	775	656
5.000% due 09/01/2036	1,500	1,082

Michigan State Star International Academy Certificates of Participation Bonds, Series 2007
6.125% due 03/01/2037	1,440	1,343

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	320	255

Michigan State University Revenue Bonds, Series 2010
6.173% due 02/15/2050	50,000	53,356

		57,393

MINNESOTA 0.0%

North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033	1,070	1,078

Rochester, Minnesota Revenue Bonds, Series 2007
5.300% due 04/01/2037	100	79

		1,157

MISSISSIPPI 0.0%

Mississippi State Development Bank Special Obligation Revenue Bonds, Series 2010
6.313% due 01/01/2033	10,000	10,899

MISSOURI 0.0%

Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2037	3,350	2,015

Missouri State University Place Transportation Development District Special Assessment Bonds, Series 2006
5.000% due 03/01/2032	500	378

		2,393

NEBRASKA 0.0%

Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	44,800	48,000

NEVADA 0.2%

Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	140,600	156,059

Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2009
7.013% due 06/01/2039	90,000	104,288
7.100% due 06/01/2039	33,000	34,782
7.263% due 06/01/2034	47,500	50,576

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2010
5.650% due 03/01/2035	$15,085	$15,398
5.700% due 03/01/2040	10,885	11,115

		372,218

NEW JERSEY 0.1%

Essex County, New Jersey Improvement Authority Revenue Bonds, (AMBAC Insured), Series 2006
5.250% due 10/01/2020	505	511

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	2,210	2,211

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	114,800	114,266

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2003
5.500% due 07/01/2033	2,000	1,734

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	14,600	12,086
5.000% due 06/01/2041	32,755	22,685

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039	25,000	26,566

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	655	814

		180,873

NEW YORK 0.4%

Albany, New York Industrial Development Agency Revenue Bonds, Series 1999
5.300% due 04/01/2029	3,265	2,709

Austin Trust Various States Revenue Bonds, Series 2007
9.279% due 06/15/2038	69,000	77,962

Austin Trust Various States Revenue Bonds, Series 2008
12.745% due 11/01/2027	5,000	6,233
13.504% due 11/01/2027	5,000	6,742

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	1,400	1,239

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.700% due 01/01/2043	1,300	1,317

New York City, New York General Obligation Bonds, Series 2009
5.985% due 12/01/2036	7,310	7,745
6.435% due 12/01/2035	4,900	5,164
6.491% due 03/01/2021	190	223

New York City, New York General Obligation Bonds, Series 2010
5.968% due 03/01/2036	45,000	48,419

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
5.440% due 06/15/2043	114,280	119,485
5.790% due 06/15/2041	57,000	58,181
6.124% due 06/15/2042	75,000	77,223
6.491% due 06/15/2042	18,000	19,185

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.267% due 05/01/2027	$25,000	$26,858
5.508% due 08/01/2037	70,000	72,837
5.808% due 08/01/2030	20,000	20,846

New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	8,000	7,499

New York State Counties Tobacco Trust IV Revenue Bonds, Series 2005
6.000% due 06/01/2027	15,265	13,543

New York State Dormitory Authority Revenue Bonds, Series 2009
5.427% due 03/15/2039	25,000	25,344

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
10.128% due 09/15/2029	13,810	17,889

New York State JPMorgan Chase Putters/Drivers Trust Revenue Notes, Series 2008
9.308% due 07/15/2012	6,820	8,158

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039	1,020	1,273

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2010
5.989% due 11/15/2030	40,000	42,372
6.089% due 11/15/2040	40,000	42,266
6.548% due 11/15/2031	27,525	29,820
6.648% due 11/15/2039	80,000	87,122

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	440

New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	23,000	19,929

New York State Urban Development Corp. Revenue Bonds, Series 2009
5.770% due 03/15/2039	54,000	57,280

Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	1,225	1,020

		906,323

NORTH CAROLINA 0.0%

Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2008
13.484% due 05/01/2026	4,880	6,542

North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	826

North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	1,333

North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	36,200	39,318

		48,019

NORTH DAKOTA 0.0%

Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	5,400	5,457

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OHIO 0.2%

Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2010
6.540% due 12/01/2036	$2,980	$3,150

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.449% due 02/15/2044	86,000	92,455

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
5.939% due 02/15/2047	50,000	51,257

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,000	8,417
5.875% due 06/01/2030	13,800	11,149
5.875% due 06/01/2047	386,400	283,231
6.500% due 06/01/2047	9,000	7,231

University of Toledo, Ohio Revenue Bonds, Series 2009
7.100% due 06/01/2026	5,000	5,381
7.875% due 06/01/2031	7,000	7,387

		469,658

OREGON 0.0%

Oregon State Department of Administrative Services Certificate of Participation Bonds, Series 2010
6.130% due 05/01/2030	16,025	17,100
6.180% due 05/01/2035	18,170	19,259

		36,359

PENNSYLVANIA 0.1%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.000% due 11/15/2028	1,000	797
5.375% due 11/15/2040	50,800	38,797

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	480

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2010
6.532% due 06/15/2039	32,000	33,510

Pennsylvania State Turnpike Commission Revenue Bonds, Series 2009
6.105% due 12/01/2039	900	988

Philadelphia, Pennsylvania School District General Obligation Bonds, Series 2010
6.615% due 06/01/2030	7,000	7,363
6.765% due 06/01/2040	25,000	26,270

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	350	320

		108,525

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	51,800	5,648
0.000% due 08/01/2054	77,000	5,125

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2007
0.000% due 08/01/2056	21,600	1,215

		11,988

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RHODE ISLAND 0.0%

Rhode Island State Convention Center Authority Revenue Bonds, (FSA Insured), Series 2006
6.060% due 05/15/2035	$165	$168

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	6,975

		7,143

SOUTH CAROLINA 0.0%

South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
6.000% due 11/15/2037	750	559

SOUTH DAKOTA 0.0%

Minnehaha County, South Dakota Revenue Bonds, Series 2007
5.375% due 12/01/2027	1,705	1,486

TENNESSEE 0.0%

Blount County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2007
5.125% due 04/01/2023	1,325	1,164

Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 (a)	5,000	4,375

		5,539

TEXAS 0.2%

Austin Trust Various States Revenue Bonds, Series 2008
8.763% due 08/15/2030	6,595	7,517

Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	30,000	31,507

Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
8.794% due 02/15/2014	6,500	7,388

Dallas County, Texas Hospital District General Obligation Bonds, Series 2009
6.171% due 08/15/2034	500	538

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
5.999% due 12/01/2044	140	163

Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	150,000	166,732

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	75	82

North Texas State Tollway Authority Revenue Bonds, Series 2010
8.910% due 02/01/2030	50,500	51,869

San Antonio, Texas General Obligation Bonds, Series 2010
6.038% due 08/01/2040	10,500	11,070

Texas State General Obligation Bonds, Series 2009
5.517% due 04/01/2039	19,625	22,171

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
15.898% due 02/15/2032	$4,690	$6,512
18.693% due 02/15/2028	5,565	8,397

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Notes, (PSF-GTD Insured), Series 2008
13.470% due 02/15/2012	3,985	4,492

Texas State Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	81,500	87,674

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2019	10,000	6,323
0.000% due 08/15/2025	19,990	8,412

Victoria, Texas General Obligation Bonds, Series 2009
6.124% due 08/15/2030	5,000	5,216

Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	6,340	6,012

		432,075

UTAH 0.0%

Spanish Fork, Utah Revenue Bonds, Series 2006
5.700% due 11/15/2036	750	648

Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,320	1,134

Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	250	214

Utah State Transit Authority Revenue Bonds, (NPFGC Insured), Series 2007
0.000% due 06/15/2029	10,000	3,944

Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039	480	562

Weber County, Utah Revenue Bonds, Series 1999
5.000% due 08/15/2030	1,750	1,755

		8,257

VIRGINIA 0.0%

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2046 (g)	11,000	6,924

WASHINGTON 0.0%

Spokane County, Washington Revenue Bonds, Series 2009
6.474% due 12/01/2029	8,000	8,598

Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	10,200	6,563

Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	1,500	1,321

Washington State Port of Seattle Revenue Bonds, Series 2009
7.000% due 05/01/2036	11,820	13,065

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	7,150	7,228

		36,775

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

WEST VIRGINIA 0.0%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	$161,300	$	125,290

WISCONSIN 0.0%

Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,250		1,021

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 05/01/2032	2,250		1,990

			3,011

Total Municipal Bonds & Notes (Cost $6,840,139)			7,306,360

U.S. GOVERNMENT AGENCIES 26.6%

Bolivia Government AID Bond
0.375% due 02/01/2019	4,000		3,844

Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (c)	28		26
0.000% due 10/09/2019	13,300		8,802
0.316% due 07/25/2037	873		876
0.376% due 03/25/2034	233		231
0.386% due 03/25/2036	9,141		8,490
0.406% due 08/25/2034	198		190
0.456% due 05/25/2035 - 10/27/2037	101,175		101,022
0.496% due 06/25/2032	40		40
0.506% due 03/25/2035	54		54
0.556% due 02/25/2032	33		33
0.566% due 04/25/2037	193,308		193,115
0.576% due 06/25/2037	46		46
0.606% due 07/25/2021 - 03/25/2044	19,734		19,632
0.656% due 06/25/2029 - 11/25/2036	17,897		17,909
0.657% due 04/18/2028	131		132
0.666% due 09/25/2035	46,477		46,439
0.701% due 02/25/2037	57,459		57,383
0.706% due 10/25/2030 - 09/25/2037	15,768		15,767
0.707% due 10/18/2030	933		938
0.731% due 08/25/2021 - 03/25/2022	27		27
0.756% due 03/25/2017 - 04/25/2038	152,926		153,560
0.807% due 12/18/2031	365		367
0.836% due 08/25/2037	29,834		29,951
0.856% due 05/25/2030	400		400
0.881% due 11/25/2013 - 08/25/2022	76		76
0.906% due 05/25/2030	400		399
0.931% due 10/25/2023 - 03/25/2024	2,335		2,363
0.956% due 06/25/2040	153,878		154,526
0.986% due 06/25/2040	35,067		35,245
1.006% due 06/25/2040	77,606		77,971
1.081% due 01/25/2022	34		35
1.111% due 01/25/2022	83		84
1.131% due 12/25/2021	38		39
1.156% due 04/25/2032	49		50
1.181% due 04/25/2021	4		4

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

1.281% due 04/25/2023	$246	$	252
1.506% due 04/01/2027	34		35
1.586% due 07/01/2042 - 10/01/2044	46,799		46,651
1.587% due 12/01/2044	5,282		5,311
1.588% due 03/01/2044	1,231		1,246
1.625% due 10/26/2015	375,400		375,888
1.636% due 09/01/2041	50		50
1.665% due 01/01/2021	16		16
1.738% due 04/01/2027	39		41
1.747% due 06/01/2035	1,574		1,619
1.786% due 10/01/2030 - 10/01/2040	3,627		3,683
1.920% due 11/01/2023	30		31
1.994% due 10/01/2034	1,853		1,928
2.000% due 02/01/2020	9		9
2.027% due 05/01/2023	136		136
2.039% due 02/01/2022	172		177
2.072% due 03/01/2034	7,642		7,975
2.077% due 09/01/2035	133		137
2.149% due 09/01/2022	104		106
2.207% due 03/01/2019	634		652
2.209% due 12/01/2020	416		428
2.272% due 02/01/2034	59		61
2.290% due 06/01/2021	370		384
2.297% due 01/01/2020	442		451
2.310% due 08/01/2025	834		866
2.328% due 11/01/2035	4,563		4,666
2.360% due 05/01/2024	13		13
2.386% due 05/01/2034	517		539
2.391% due 05/01/2035	262		272
2.411% due 10/01/2024	23		24
2.440% due 12/01/2023	179		186
2.470% due 04/01/2027 - 06/01/2035	1,919		2,008
2.474% due 08/01/2032	51		53
2.475% due 05/01/2022	10		10
2.499% due 04/01/2033	74		77
2.507% due 07/01/2024	280		292
2.509% due 11/01/2025	136		142
2.510% due 03/01/2033	200		209
2.512% due 02/01/2035	557		579
2.515% due 09/01/2029	4		4
2.539% due 05/01/2033	250		258
2.545% due 08/01/2033	27		29
2.550% due 03/01/2035	62		65
2.555% due 05/01/2024	75		78
2.560% due 01/01/2036	837		874
2.562% due 02/01/2027 - 07/01/2035	396		415
2.565% due 11/01/2023	137		143
2.566% due 08/01/2027	1,204		1,261
2.570% due 06/01/2034	25		26
2.575% due 12/01/2023 - 06/01/2024	238		247
2.585% due 09/01/2033	158		166
2.589% due 03/01/2035	1,219		1,279
2.591% due 04/01/2024	235		237
2.595% due 07/01/2026	11		11
2.597% due 01/01/2035	9,549		9,934
2.599% due 12/01/2034	222		230
2.608% due 05/01/2025	210		220
2.614% due 11/01/2025	127		133
2.615% due 05/01/2030	13		13

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
2.621% due 01/01/2035	$12,905	$	13,409
2.625% due 01/01/2035	227		236
2.628% due 03/01/2025	654		685
2.630% due 12/01/2034	238		246
2.644% due 05/01/2035	24,496		25,645
2.645% due 06/01/2035	7,784		8,143
2.648% due 04/01/2027	48		50
2.653% due 12/01/2034	99		102
2.655% due 10/01/2024	95		99
2.656% due 11/01/2035	3,481		3,648
2.659% due 11/01/2025	465		488
2.661% due 08/01/2026	102		107
2.662% due 01/01/2035	10,220		10,601
2.665% due 06/01/2035	12,074		12,646
2.672% due 05/01/2035	3,926		4,123
2.675% due 11/01/2034 - 09/01/2035	4,024		4,183
2.683% due 12/01/2022	24		25
2.684% due 06/01/2035	171		179
2.687% due 02/01/2035	71		75
2.690% due 11/01/2025	67		70
2.698% due 10/01/2034	1,847		1,912
2.699% due 09/01/2024	128		134
2.700% due 10/01/2027	97		102
2.701% due 06/01/2030	100		100
2.709% due 05/25/2035	23,669		25,141
2.715% due 05/01/2026	42		44
2.720% due 07/01/2026 - 07/01/2035	3,048		3,202
2.721% due 10/01/2034	396		412
2.739% due 08/01/2035	1,335		1,402
2.750% due 02/01/2024	56		59
2.751% due 07/01/2033	17		17
2.753% due 11/01/2034	3,966		4,160
2.754% due 12/01/2025	280		295
2.755% due 01/01/2026	135		141
2.766% due 09/01/2034	1,126		1,168
2.769% due 07/01/2034	3,921		4,109
2.775% due 11/01/2025	25		25
2.778% due 05/01/2035	15,986		16,758
2.788% due 03/01/2036	358		376
2.789% due 02/01/2035	3,477		3,649
2.790% due 11/01/2035	519		540
2.792% due 09/01/2035	7,981		8,280
2.800% due 08/01/2031	123		129
2.801% due 11/01/2034	3,011		3,123
2.804% due 08/01/2035	6,983		7,329
2.805% due 08/01/2035	822		860
2.816% due 02/01/2036	318		334
2.820% due 06/01/2033	101		106
2.829% due 02/01/2035	3,258		3,422
2.832% due 04/01/2034	290		303
2.835% due 11/01/2023	14		15
2.853% due 08/01/2035	298		311
2.858% due 06/01/2025	68		71
2.870% due 08/01/2023	54		54
2.883% due 12/01/2034	111		116
2.896% due 11/01/2032	92		96
2.897% due 02/01/2035	4,370		4,564
2.900% due 09/01/2034	16,337		17,153
2.907% due 12/01/2027	260		273
2.913% due 12/01/2025	162		170
2.916% due 07/01/2035	2,645		2,783
2.921% due 11/01/2034	62		65

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
2.922% due 08/01/2035	$49	$	52
2.930% due 11/01/2035	577		605
2.945% due 06/01/2035	1,024		1,078
2.950% due 08/01/2035	3,368		3,540
2.952% due 12/01/2034	44		46
2.961% due 09/01/2017	465		469
2.972% due 04/01/2026 - 08/01/2027	46		49
2.975% due 12/01/2026	12		13
2.980% due 06/01/2025	330		346
3.000% due 09/16/2014	43,400		46,460
3.006% due 12/01/2024	12		13
3.008% due 12/01/2034	1,428		1,490
3.011% due 12/01/2033	420		442
3.018% due 07/01/2035	1,632		1,714
3.020% due 02/01/2028	56		59
3.028% due 07/01/2035	1,836		1,928
3.046% due 12/01/2023	54		56
3.047% due 10/01/2020	16		16
3.060% due 06/01/2023	85		87
3.068% due 02/01/2035	3,573		3,755
3.075% due 03/01/2033	128		130
3.082% due 07/01/2017	640		648
3.085% due 03/01/2026	50		53
3.105% due 09/01/2023	132		135
3.108% due 09/01/2024	92		94
3.117% due 10/01/2034	3,797		3,975
3.133% due 08/01/2027	870		917
3.143% due 09/01/2035	1,625		1,668
3.144% due 09/01/2035	7,048		7,250
3.145% due 11/01/2031	178		186
3.171% due 10/01/2023	19		20
3.183% due 11/01/2034	1,712		1,798
3.204% due 12/01/2030	13		14
3.220% due 07/01/2019	10		10
3.231% due 02/01/2033	2		2
3.238% due 03/01/2034	7,026		7,379
3.250% due 10/01/2024 - 11/01/2026	39		41
3.314% due 12/01/2018	23		24
3.325% due 10/01/2020	27		28
3.349% due 01/01/2036	564		595
3.359% due 12/01/2035	17		18
3.372% due 11/01/2024	1,519		1,548
3.418% due 02/01/2028	488		496
3.500% due 11/01/2027	45		47
3.533% due 10/01/2026	10		11
3.548% due 01/01/2018	81		83
3.552% due 09/01/2019	553		569
3.601% due 09/01/2035	210		220
3.685% due 09/01/2014	13		13
3.686% due 05/01/2030	12		12
3.820% due 06/01/2023	18		19
3.875% due 08/01/2024	90		93
3.897% due 11/01/2019	115		115
3.955% due 07/01/2021	29		30
4.000% due 11/01/2010 - 12/01/2040	4,677,626		4,796,749
4.100% due 12/17/2018	1,250,000		1,258,921
4.129% due 07/01/2019	72		72
4.150% due 12/17/2018	900,000		906,784
4.200% due 05/01/2021	8		8
4.239% due 08/01/2027	80		84
4.291% due 10/01/2019	134		141

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
4.347% due 04/01/2034	$15	$	16
4.375% due 04/01/2017	29		30
4.451% due 02/01/2028	29		30
4.478% due 05/01/2023	293		300
4.485% due 06/01/2015	118		123
4.486% due 07/01/2024	116		122
4.500% due 10/01/2010 - 10/01/2040	20,850,065		21,728,031
4.555% due 09/01/2028	234		244
4.565% due 09/01/2021	11		12
4.655% due 12/01/2036	840		877
4.679% due 04/01/2038	30		31
4.680% due 12/01/2012	351		373
4.685% due 11/01/2035	18,733		19,483
4.733% due 04/01/2018	142		149
4.747% due 11/01/2035	12,769		13,301
4.751% due 03/01/2035	92		95
4.770% due 11/01/2012	48		51
4.776% due 12/01/2017	608		639
4.825% due 02/01/2020	38		38
4.856% due 02/01/2013	320		341
4.862% due 04/01/2013	49		52
4.866% due 04/01/2035	2,900		3,050
4.868% due 09/01/2034	971		1,008
4.870% due 05/01/2013	124		132
4.903% due 03/01/2035	254		265
4.915% due 10/01/2027	200		209
5.000% due 03/02/2015 - 10/13/2040	4,322,507		4,554,488
5.025% due 11/01/2022	17		17
5.032% due 06/01/2035	2,502		2,665
5.036% due 03/01/2024	23		24
5.107% due 09/01/2035	2,951		3,143
5.109% due 10/01/2035	2,122		2,260
5.112% due 09/01/2035	2,577		2,744
5.131% due 11/01/2035	2,035		2,168
5.146% due 11/01/2010	16		16
5.152% due 08/01/2035	2,105		2,245
5.156% due 11/01/2035	2,484		2,648
5.157% due 02/01/2016	192		217
5.160% due 10/01/2035	1,995		2,125
5.166% due 08/01/2035	2,317		2,471
5.170% due 07/01/2035	2,882		3,073
5.186% due 10/01/2035	3,416		3,642
5.198% due 08/01/2035	2,194		2,340
5.204% due 06/01/2029	66		67
5.222% due 09/01/2035	1,876		2,005
5.237% due 12/01/2035	2,520		2,691
5.238% due 09/01/2035	40		43
5.241% due 08/01/2022	829		830
5.244% due 07/01/2035	1,848		1,971
5.250% due 08/01/2012	110		119
5.256% due 09/01/2035	2,867		3,055
5.266% due 07/01/2035	1,908		2,031
5.272% due 10/01/2035	2,877		3,067
5.273% due 11/01/2035	12		12
5.290% due 11/25/2033	1,092		1,171
5.308% due 02/01/2021	59		59
5.310% due 08/25/2033	3,508		3,764
5.321% due 10/01/2035	3,015		3,222
5.329% due 02/01/2021	46		49
5.332% due 11/01/2035	3,052		3,262
5.333% due 01/01/2036	52		55
5.348% due 11/01/2035	3,738		3,994

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.370% due 08/25/2043	$2,236	$2,399
5.375% due 07/15/2016 - 03/01/2023	426	497
5.376% due 01/01/2036	2,298	2,454
5.410% due 09/01/2012	275	292
5.424% due 05/01/2036	1,291	1,356
5.445% due 12/01/2017	4	4
5.473% due 01/01/2037	369	393
5.495% due 01/01/2037	326	347
5.500% due 02/01/2012 - 11/01/2040	8,045,609	8,586,679
5.504% due 09/01/2021	7	7
5.529% due 01/01/2036	1,376	1,472
5.533% due 03/01/2036	1,927	2,064
5.585% due 12/01/2035	1,685	1,808
5.589% due 02/01/2036	3,594	3,853
5.617% due 03/01/2036	1,023	1,094
5.664% due 03/01/2036	2,521	2,705
5.672% due 09/01/2036	6	7
5.692% due 02/01/2036	332	356
5.717% due 03/01/2036	2,757	2,961
5.730% due 06/01/2022	13	14
5.746% due 04/01/2036	10	10
5.750% due 01/01/2020 - 08/25/2034	1,936	2,082
5.774% due 09/01/2037	22	24
5.778% due 05/01/2037	48	52
5.780% due 09/01/2012	464	495
5.790% due 10/01/2017	387	437
5.800% due 02/09/2026 (n)	50,000	50,807
5.813% due 03/01/2023	228	229
5.844% due 12/01/2036	148	157
5.844% due 06/25/2037 (b)	7,138	443
5.862% due 07/01/2032	81	87
5.879% due 06/01/2036	566	609
5.908% due 03/01/2023	556	589
5.912% due 10/01/2011	857	877
5.915% due 02/01/2012	752	785
5.930% due 06/01/2022	31	33
5.939% due 11/01/2011	109	112
5.950% due 02/25/2044	561	612
5.953% due 06/21/2027	200	207
5.975% due 02/01/2012	401	418
5.994% due 05/25/2037 - 01/25/2040 (b)	47,728	8,409
6.000% due 07/01/2011 - 10/25/2044	10,014,546	10,804,217
6.069% due 09/01/2036	31	33
6.072% due 05/01/2011	424	426
6.113% due 02/01/2012	480	503
6.160% due 08/01/2017	152	174
6.200% due 05/01/2011 - 01/01/2012	611	627
6.250% due 02/25/2029	1,336	1,425
6.280% due 06/15/2027	166,000	176,418
6.290% due 02/25/2029	500	586
6.294% due 07/25/2036 (b)	5,341	624
6.300% due 10/17/2038	8,601	9,883
6.305% due 05/01/2011	314	315
6.344% due 06/25/2037 (b)	6,844	742
6.390% due 05/25/2036	7,548	8,506
6.394% due 07/25/2037 (b)	8,595	776
6.480% due 01/01/2011	236	234

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 07/01/2011 - 02/25/2047	$211,500	$235,853
6.641% due 05/01/2014	45	47
6.750% due 10/25/2023	228	265
6.795% due 11/01/2021	39	39
6.900% due 12/01/2010 - 05/25/2023	207	208
6.960% due 07/01/2019	160	177
7.000% due 12/01/2010 - 01/25/2048	19,330	21,556
7.059% due 08/25/2037	654	728
7.142% due 03/25/2039	42	45
7.244% due 09/25/2038 (b)	3,680	342
7.250% due 01/01/2023	697	789
7.360% due 04/01/2011	271	273
7.375% due 05/25/2022	781	908
7.500% due 12/01/2010 - 07/25/2041	4,521	5,196
7.750% due 01/25/2022	1,166	1,317
7.780% due 01/01/2018	1,963	2,293
7.800% due 10/25/2022 - 06/25/2026	203	239
8.000% due 12/01/2010 - 07/01/2032	3,203	3,762
8.000% due 08/18/2027 (b)	8	2
8.060% due 04/01/2030	1,649	1,927
8.080% due 04/01/2030	908	1,062
8.200% due 04/25/2025	3	4
8.490% due 06/01/2025	818	981
8.500% due 06/01/2012 - 10/01/2032	2,646	3,094
8.750% due 01/25/2021	151	175
9.000% due 02/01/2013 - 11/01/2025	1,440	1,648
9.188% due 09/25/2028	277	277
9.250% due 04/25/2018	15	17
9.300% due 05/25/2018 - 08/25/2019	50	59
9.500% due 06/25/2018 - 03/01/2026	588	682
10.000% due 11/01/2013 - 05/01/2022	99	110
10.500% due 11/01/2013 - 04/01/2022	13	15
11.000% due 11/01/2013 - 11/01/2020	94	118
11.481% due 09/25/2033	265	269
11.500% due 08/20/2016 - 11/01/2019	3	3
14.750% due 08/01/2012	4	4
15.000% due 10/15/2012	10	11
15.484% due 06/25/2036	818	870
15.500% due 10/01/2012 - 12/01/2012	1	1
15.750% due 12/01/2011 - 08/01/2012	2	3
16.000% due 09/01/2012	4	5
903.212% due 08/25/2021 (b)	0	5
1000.000% due 04/25/2022	0	3

Farmer Mac
8.008% due 01/25/2012	450	454

Federal Farm Credit Bank
1.875% due 12/07/2012	300	308

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Bank
1.375% due 06/08/2012	$250	$254
1.625% due 09/26/2012	50,000	51,077
2.000% due 09/14/2012	109,000	112,118
4.750% due 12/12/2014	100	114
5.000% due 03/14/2014	70	79
5.625% due 06/13/2016	175	196

Federal Housing Administration
1.000% due 08/01/2020	356	356
6.780% due 07/25/2040	7,096	7,156
6.880% due 02/01/2041	10,804	10,896
6.896% due 07/01/2020	7,312	7,278
6.960% due 05/01/2016	178	177
6.997% due 09/01/2019	31	31
7.110% due 05/01/2019	1,596	1,592
7.315% due 08/01/2019	3,113	3,120
7.350% due 04/01/2019 - 11/01/2020	522	522
7.375% due 02/01/2018	127	127
7.380% due 04/01/2041	2,349	2,369
7.400% due 01/25/2020	922	922
7.430% due 10/01/2018 - 06/01/2024	7,029	7,038
7.430% due 12/01/2018 (a)	2,339	2,338
7.450% due 05/01/2021	2,088	2,088
7.460% due 01/01/2023	46	46
7.465% due 11/01/2019	1,664	1,668
7.500% due 03/01/2032	3,017	3,018
7.580% due 12/01/2040	7,034	7,087
7.630% due 08/01/2041	16,897	17,154
7.780% due 11/01/2040	7,041	7,154
8.250% due 01/01/2041	4,513	4,597

Freddie Mac
0.000% due 08/15/2033 - 10/15/2033 (c)	2,529	2,237
0.296% due 12/25/2036	11,319	11,253
0.407% due 07/15/2019	17,298	17,257
0.497% due 05/15/2036	58	58
0.507% due 07/15/2034	789	788
0.516% due 08/25/2031	352	328
0.607% due 12/15/2029 - 06/15/2031	3,835	3,836
0.625% due 10/30/2012	391,000	391,660
0.657% due 06/15/2018 - 03/15/2035	33,234	33,202
0.707% due 06/15/2023 - 12/15/2031	80	80
0.757% due 06/15/2030 - 12/15/2032	388	389
0.837% due 07/15/2037	9,027	9,045
0.957% due 08/15/2037	7,065	7,109
0.967% due 10/15/2037	1,793	1,804
0.977% due 05/15/2037 - 09/15/2037	7,913	7,958
1.000% due 08/28/2012	25,000	25,239
1.125% due 07/27/2012	235,000	237,833
1.256% due 05/25/2043	10,542	9,992
1.312% due 02/15/2021	13	13
1.586% due 10/25/2044 - 02/25/2045	49,343	50,413
1.786% due 07/25/2044	6,140	6,158
1.875% due 04/01/2017	4	4
2.000% due 06/01/2017	2	2
2.020% due 10/25/2023	735	744

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.125% due 12/01/2016	$96	$99
2.147% due 06/01/2022	9	9
2.217% due 03/01/2024	210	220
2.282% due 03/01/2035	2,437	2,531
2.359% due 09/01/2023	151	158
2.394% due 07/01/2023	205	215
2.414% due 06/01/2033	334	348
2.453% due 02/01/2018	89	92
2.472% due 07/01/2032	2	2
2.487% due 12/01/2022	14	14
2.497% due 04/01/2023	11	12
2.500% due 01/01/2019	1	1
2.522% due 07/01/2023	56	59
2.534% due 05/01/2035	24,079	25,264
2.539% due 07/01/2020	119	124
2.559% due 06/01/2020	71	74
2.561% due 04/01/2025	74	78
2.569% due 08/01/2023	88	91
2.572% due 05/01/2023	134	140
2.574% due 06/01/2022	359	376
2.583% due 04/01/2025	14	15
2.590% due 06/01/2022	84	88
2.606% due 10/01/2023	50	53
2.607% due 05/01/2023	20	20
2.610% due 07/01/2022	93	97
2.611% due 02/01/2023	72	76
2.615% due 09/01/2023 - 11/01/2026	379	394
2.619% due 07/01/2025	454	477
2.628% due 05/01/2023	61	64
2.630% due 10/01/2026	277	290
2.631% due 01/01/2034	4,859	5,052
2.632% due 02/01/2025	16	17
2.635% due 06/01/2035	3,238	3,388
2.640% due 09/01/2023	467	488
2.643% due 07/01/2024	54	57
2.661% due 08/01/2023	416	434
2.665% due 08/01/2035	233	244
2.678% due 02/01/2026	376	394
2.684% due 06/01/2024	387	405
2.696% due 09/01/2028	3	3
2.700% due 06/01/2024	232	243
2.707% due 09/01/2035	58	60
2.708% due 08/01/2035	755	793
2.709% due 04/01/2024	567	594
2.723% due 08/01/2023	74	78
2.736% due 10/01/2024	119	124
2.744% due 09/01/2023	331	345
2.750% due 12/01/2023	111	117
2.757% due 02/01/2036	695	724
2.762% due 11/01/2028	442	464
2.778% due 07/01/2033	27	28
2.780% due 07/01/2027	21	22
2.786% due 09/01/2035	92	96
2.802% due 04/01/2029	120	126
2.810% due 07/01/2035	32	33
2.813% due 07/01/2030	792	833
2.827% due 06/01/2021	330	348
2.835% due 08/01/2023	923	971
2.870% due 01/01/2028	20	21
2.875% due 01/01/2024	32	33
2.885% due 03/01/2035	22	23
2.912% due 08/01/2023	1	1
2.913% due 08/01/2035	51	53

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.939% due 08/01/2023	$41	$42
2.940% due 11/01/2023	160	166
2.943% due 07/01/2035	10,742	11,321
2.945% due 07/01/2032	80	84
2.952% due 10/01/2023	134	134
2.978% due 07/01/2019	183	193
2.990% due 11/01/2023	2	2
2.997% due 06/01/2030	364	380
3.103% due 10/01/2023	143	149
3.155% due 10/01/2023	251	261
3.178% due 11/01/2034	116	122
3.290% due 01/01/2022	74	74
3.294% due 10/01/2023	99	104
3.320% due 09/01/2035	10,038	10,534
3.426% due 12/01/2026	569	573
3.494% due 09/01/2035	66	69
3.500% due 06/01/2019 - 07/15/2032	1,354	1,384
3.507% due 03/01/2022	937	975
3.569% due 05/01/2021	1,049	1,079
3.667% due 08/15/2032	3,637	3,725
3.750% due 11/15/2017	589	603
3.771% due 10/01/2035	37,674	39,036
3.780% due 02/01/2019	114	119
3.906% due 12/01/2018	228	232
3.940% due 10/01/2022	42	44
3.989% due 05/01/2022	22	23
4.000% due 04/01/2011 - 10/01/2040	2,705,178	2,774,770
4.012% due 01/01/2021	37	37
4.138% due 09/01/2023	26	27
4.230% due 10/25/2023	147	145
4.265% due 05/01/2020	57	57
4.310% due 01/01/2035	460	479
4.480% due 02/01/2021	6	6
4.500% due 12/01/2010 - 10/01/2040	2,227,024	2,316,158
4.530% due 01/01/2019	48	48
4.655% due 03/01/2035	595	623
4.704% due 10/01/2020	7	7
4.794% due 03/01/2021	469	473
4.811% due 10/01/2035	16,380	17,067
4.826% due 10/01/2035	2,791	2,901
4.828% due 11/01/2035	21,039	21,596
4.832% due 10/01/2035	18,150	18,891
4.875% due 09/01/2018	49	51
4.877% due 11/01/2035	15,840	16,491
4.895% due 10/01/2035	15,132	15,734
4.928% due 04/01/2029	31	33
5.000% due 11/01/2010 - 02/01/2038	61,795	64,793
5.062% due 07/01/2019	4	4
5.067% due 05/01/2018	202	204
5.075% due 01/01/2019	1	1
5.089% due 10/01/2035	3,055	3,250
5.105% due 05/01/2018	46	49
5.121% due 01/01/2036	11	12
5.125% due 07/15/2012	100,000	108,220
5.217% due 05/01/2037	285	303
5.227% due 05/01/2018	176	177
5.305% due 10/01/2020	205	206
5.306% due 09/01/2037	36	38
5.359% due 12/01/2035	1,766	1,888
5.385% due 11/01/2035	1,725	1,845

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.405% due 05/01/2020	$13	$14
5.461% due 01/01/2037	486	518
5.474% due 02/01/2038	90	97
5.500% due 09/01/2012 - 07/01/2047	1,280,059	1,359,984
5.511% due 06/01/2037	39	42
5.566% due 07/01/2036	23	24
5.598% due 12/01/2037	222	237
5.695% due 04/01/2036	8	8
5.699% due 03/01/2036	1,362	1,463
5.715% due 05/01/2036	794	837
5.784% due 02/01/2037	44	47
5.812% due 04/01/2036	1,304	1,367
5.825% due 05/01/2037	94	100
5.844% due 02/01/2037	39	41
5.900% due 06/15/2022 - 04/01/2036	2,335	2,514
5.950% due 06/15/2028	47,483	48,577
5.993% due 02/15/2038 (b)	6,646	778
6.000% due 01/01/2011 - 10/01/2040	1,383,291	1,488,244
6.250% due 12/15/2028 - 01/15/2036	942	1,028
6.393% due 11/15/2036 (b)	56,273	8,005
6.500% due 11/01/2010 - 10/25/2043	254,942	277,371
6.750% due 09/15/2029 - 03/15/2031	74,600	103,352
6.950% due 07/15/2021 - 08/15/2021	86	92
7.000% due 10/01/2010 - 10/25/2043	29,928	33,696
7.000% due 09/15/2023 (b)	19	4
7.400% due 02/01/2021	666	666
7.500% due 05/01/2011 - 11/01/2037	12,927	14,393
7.645% due 05/01/2025	6,157	7,093
7.800% due 09/15/2020	8	10
8.000% due 01/01/2012 - 09/15/2024	2,943	3,461
8.250% due 06/01/2016 - 06/15/2022	472	581
8.500% due 07/01/2014 - 06/01/2030	1,638	1,750
8.611% due 10/15/2033	2,279	2,356
8.614% due 10/15/2033	4,161	4,313
8.686% due 11/15/2033	2,417	2,564
8.750% due 12/15/2020	89	109
8.900% due 11/15/2020	589	721
9.000% due 08/01/2016 - 07/01/2030	454	506
9.000% due 05/01/2022 (b)	4	1
9.250% due 07/01/2017	2	2
9.500% due 09/01/2016 - 12/01/2022	497	568
10.000% due 06/01/2017 - 03/01/2021	30	34
10.500% due 10/01/2017 - 01/01/2021	10	12
10.877% due 02/15/2036	2,155	2,184
11.000% due 06/01/2011 - 05/01/2020	24	24
13.250% due 10/01/2013	34	38
14.000% due 04/01/2016	1	2

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
884.500% due 01/15/2021 (b)	$0	$2
1007.500% due 02/15/2022 (b)	0	4

Ginnie Mae
0.557% due 05/20/2037	173,575	172,990
0.657% due 06/16/2031 - 03/16/2032	395	397
0.707% due 11/16/2029 - 10/16/2030	494	496
0.757% due 02/16/2030 - 04/16/2032	2,754	2,774
0.807% due 12/16/2025	77	78
0.857% due 02/16/2030	1,875	1,892
0.907% due 02/16/2030	785	790
1.207% due 03/20/2031	131	131
1.230% due 02/20/2060	49,157	48,943
2.750% due 02/20/2032	925	951
3.000% due 11/20/2032	290	299
3.125% due 12/20/2018 - 10/20/2033	22,365	23,079
3.130% due 04/16/2016	603	609
3.250% due 01/20/2028 - 03/20/2030	5,720	5,908
3.375% due 02/20/2017 - 05/20/2032	46,023	47,532
3.500% due 12/20/2017 - 02/20/2034	288	299
3.625% due 07/20/2017 - 09/20/2033	28,424	29,400
3.875% due 01/20/2025	14	14
4.000% due 12/20/2015 - 08/20/2018	67	70
4.500% due 04/16/2028 - 06/15/2040	93,024	98,336
4.750% due 07/20/2035	1,886	2,022
5.000% due 10/20/2029 - 07/20/2034	1,100	1,146
5.196% due 10/16/2037	1,500	1,694
5.244% due 04/16/2038	1,560	1,770
5.500% due 05/15/2021 - 11/01/2040	6,981	7,514
6.000% due 03/15/2013 - 11/01/2040	998,939	1,085,474
6.250% due 03/16/2029	486	520
6.343% due 08/16/2033 (b)	2,947	517
6.500% due 04/15/2026 - 07/15/2040	75,776	82,782
6.670% due 08/15/2040	896	900
6.750% due 06/20/2028 - 10/16/2040	32,821	36,853
7.000% due 12/15/2010 - 10/15/2034	5,435	5,864
7.500% due 06/15/2011 - 03/15/2032	5,780	6,581
7.700% due 03/15/2041	6,420	6,615
7.750% due 08/20/2025 - 12/15/2040	1,544	1,650
8.000% due 10/15/2011 - 10/20/2031	993	1,159
8.250% due 04/15/2020	63	71
8.300% due 06/15/2019	14	16
8.500% due 07/15/2016 - 04/15/2031	852	1,009
9.000% due 04/20/2016 - 01/15/2031	776	890

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.250% due 12/20/2016	$1	$1
9.500% due 05/15/2016 - 07/15/2025	286	323
10.000% due 02/15/2013 - 02/15/2025	288	325
10.250% due 02/20/2019	8	9
10.500% due 12/15/2015 - 09/15/2021	75	82
11.000% due 06/15/2013 - 09/15/2017	4	5
11.500% due 04/15/2013 - 10/15/2015	7	7
12.000% due 11/15/2012 - 05/15/2016	38	39
13.000% due 12/15/2012	1	1
13.500% due 12/15/2012 - 09/15/2014	5	6
15.000% due 08/15/2011 - 09/15/2012	12	12
16.000% due 01/15/2012	1	1
17.000% due 11/15/2011 - 12/15/2011	3	3

Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	144	145
1.000% due 03/25/2025 - 07/25/2025	119	119
1.100% due 01/25/2019 - 11/25/2024	155	156
3.870% due 01/01/2014	636	655
4.120% due 03/10/2014	1,032	1,080
4.330% due 07/01/2014	125	130
4.340% due 03/01/2024	182	195
4.350% due 07/01/2023	581	622
4.504% due 02/01/2014	36	38
4.524% due 02/10/2013	2,803	2,941
4.625% due 02/01/2025	1,181	1,275
4.684% due 09/10/2014	3,111	3,288
4.750% due 07/01/2025	819	892
4.754% due 08/10/2014	1,352	1,441
4.770% due 04/01/2024	876	947
4.840% due 02/01/2023	609	656
4.870% due 12/01/2024	1,649	1,816
4.890% due 12/01/2023	1,057	1,154
4.930% due 01/01/2024	2,078	2,251
4.950% due 03/01/2025	1,727	1,881
4.980% due 11/01/2023	7,761	8,344
5.090% due 10/01/2025	702	770
5.110% due 05/01/2017 - 08/01/2025	1,794	1,953
5.120% due 11/01/2017	169	182
5.130% due 09/01/2023	4,602	5,000
5.136% due 08/10/2013	335	357
5.160% due 02/01/2028	2,961	3,251
5.170% due 01/01/2028	2,171	2,418
5.190% due 01/01/2017 - 07/01/2024	407	442
5.200% due 11/01/2015	282	299
5.230% due 11/01/2016	322	345
5.240% due 08/01/2023	523	563
5.290% due 12/01/2027	70,814	79,116
5.310% due 05/01/2027	377	420
5.320% due 04/01/2027	447	498
5.340% due 11/01/2021	4,974	5,374

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.370% due 09/01/2016	$255	$273
5.490% due 05/01/2028	25,179	28,199
5.600% due 09/01/2028	5,444	6,108
5.680% due 06/01/2028	23,771	26,869
5.725% due 09/01/2018	43,152	47,392
5.780% due 08/01/2027	72	80
5.820% due 07/01/2027	3,085	3,434
5.870% due 07/01/2028	743	845
5.902% due 02/10/2018	5,896	6,627
6.020% due 08/01/2028	814	936
6.030% due 02/10/2012	2,728	2,854
6.070% due 07/01/2026	1,166	1,310
6.340% due 03/01/2021	7,987	8,754
6.344% due 08/01/2011	104	107
6.640% due 02/01/2011	699	713
6.700% due 12/01/2016	2,074	2,250
6.900% due 12/01/2020	2,473	2,721
6.950% due 11/01/2016	516	551
7.060% due 11/01/2019	393	433
7.150% due 03/01/2017	792	871
7.190% due 12/01/2019	69	77
7.220% due 11/01/2020	614	677
7.500% due 04/01/2017	503	550
7.630% due 06/01/2020	3,612	4,020
7.700% due 07/01/2016	60	66

Tennessee Valley Authority
5.250% due 09/15/2039	98,000	114,175

Vendee Mortgage Trust
0.433% due 06/15/2023 (b)	17,604	198
6.500% due 09/15/2024	12,721	13,521
6.816% due 01/15/2030	1,784	2,022

Total U.S. Government Agencies (Cost $66,192,414)		67,023,206

U.S. TREASURY OBLIGATIONS 26.0%

Treasury Inflation Protected Securities (h)
1.250% due 07/15/2020	200,730	210,970
1.750% due 01/15/2028	710,965	753,789
2.000% due 01/15/2026	474,458	521,830
2.125% due 02/15/2040	896,791	1,001,673
2.375% due 01/15/2025	619,806	712,680
2.375% due 01/15/2027	582,145	671,969
2.500% due 01/15/2029	1,675,443	1,977,023
3.375% due 04/15/2032	61,411	82,905
3.625% due 04/15/2028	353,150	472,365
3.875% due 04/15/2029	421,318	585,763

U.S. Treasury Notes
0.375% due 08/31/2012 (m)	1,664,645	1,663,540
0.625% due 06/30/2012	2,030,900	2,039,464
0.625% due 07/31/2012	2,543,000	2,554,029
1.000% due 08/31/2011	5,000	5,034
1.250% due 08/31/2015 (m)	625,600	625,698
1.750% due 07/31/2015	1,385,135	1,419,011
1.875% due 06/30/2015 (j)(k)	5,840,400	6,020,635
1.875% due 08/31/2017	1,476,000	1,475,308
1.875% due 09/30/2017	2,371,300	2,367,224
2.125% due 05/31/2015 (k)(l)	4,838,700	5,046,604
2.250% due 01/31/2015	500	525
2.375% due 07/31/2017	5,231,900	5,406,023
2.500% due 04/30/2015	3,152,700	3,343,341
2.500% due 06/30/2017 (k)(l)(n)	7,651,525	7,973,126
2.625% due 02/29/2016	700	744
2.750% due 11/30/2016	1,045,000	1,110,803
2.750% due 05/31/2017	4,219,800	4,465,734

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 02/28/2017		$1,351,500	$1,454,025
3.125% due 10/31/2016		452,400	491,207
3.125% due 01/31/2017		326,400	353,813
3.125% due 04/30/2017 (j)(k)(l)(n)		7,364,900	7,973,079
3.250% due 05/31/2016		1,200	1,314
3.250% due 12/31/2016		1,582,100	1,727,455
3.250% due 03/31/2017		929,600	1,013,990
3.875% due 05/15/2018		7,714	8,713
9.875% due 11/15/2015		115,600	164,730

Total U.S. Treasury Obligations (Cost $63,649,139)			65,696,136

MORTGAGE-BACKED SECURITIES 5.4%

ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		8	9

Adjustable Rate Mortgage Trust
2.998% due 11/25/2035		15,646	11,663
4.928% due 08/25/2035		6,444	5,762
5.323% due 11/25/2035		1,442	1,156
5.343% due 01/25/2036		4,847	4,254

American Home Mortgage Assets
0.446% due 05/25/2046		44,169	23,819
0.446% due 09/25/2046		18,037	9,634
0.466% due 10/25/2046		27,263	13,945
1.070% due 02/25/2047		19,486	9,885
1.290% due 11/25/2046		93,579	45,190

American Home Mortgage Investment Trust
2.034% due 09/25/2045		12,715	11,255
2.159% due 09/25/2035		600	572
2.550% due 10/25/2034		6,429	5,610
2.678% due 02/25/2045		60,210	52,392

Arkle Master Issuer PLC
1.519% due 05/17/2060		801,200	799,030

Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	127,600	173,717
2.403% due 05/16/2047		349,850	476,292

Banc of America Commercial Mortgage, Inc.
3.878% due 09/11/2036		$1,754	1,771
4.342% due 03/11/2041		323	327
4.772% due 07/11/2043		26,855	27,266
4.811% due 12/10/2042		10	11
5.381% due 01/15/2049		517	533
5.414% due 09/10/2047		15,000	16,009
5.421% due 04/10/2049		92	95
5.451% due 01/15/2049		1,410	1,481
5.492% due 02/10/2051		25,000	26,218
5.596% due 06/10/2039		460	502
5.611% due 05/10/2045		58	59
5.837% due 06/10/2049		14,050	14,526
5.867% due 04/10/2049		5,349	5,484
5.928% due 05/10/2045		29,000	31,852
5.934% due 02/10/2051		3,680	3,965
6.339% due 02/10/2051		24,070	26,427
9.073% due 10/11/2037		92	113

Banc of America Funding Corp.
0.547% due 05/20/2035		2,190	1,242
2.893% due 05/25/2035		110,651	110,212
2.940% due 03/20/2035		3,531	3,442
3.342% due 11/20/2034		2,232	1,827
4.000% due 02/20/2036		2,496	2,327
4.952% due 09/20/2034		3,362	3,463
5.243% due 03/20/2036		3,261	2,711
5.250% due 09/20/2034		103	104
5.319% due 11/20/2035		5,366	3,844

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 09/25/2034		$47,342	$43,305
5.580% due 05/20/2036		12,326	10,401
5.674% due 05/20/2036		18,148	17,905
5.688% due 03/20/2036		921	790
5.698% due 04/20/2036		15,875	13,751
5.753% due 10/25/2036		2,223	1,553
5.837% due 01/25/2037		1,816	1,118
5.888% due 04/25/2037		5,497	4,382
5.929% due 10/20/2046		8,053	5,457
5.939% due 01/20/2047		398	294
6.000% due 09/25/2036		18,597	15,991

Banc of America Large Loan, Inc.
0.767% due 08/15/2029		1,417	1,269
5.698% due 06/24/2050		35,400	39,072
6.098% due 02/15/2051		40,000	43,647

Banc of America Mortgage Securities, Inc.
0.956% due 11/25/2035		7,446	5,688
2.766% due 07/25/2034		415	381
2.866% due 06/25/2035		6,000	4,896
2.924% due 07/25/2033		325	317
2.942% due 07/25/2035		4,960	4,467
2.944% due 05/25/2035		27,125	22,922
2.958% due 05/25/2033		515	502
3.043% due 03/25/2035		23,973	20,441
3.081% due 08/25/2035		18,620	14,920
3.180% due 02/25/2035		6,195	5,453
3.306% due 01/25/2035		4,865	4,154
3.530% due 07/20/2032		1,025	1,009
4.477% due 12/25/2033		3,930	3,890
5.004% due 11/25/2035		2,921	2,482
5.193% due 11/25/2034		4,895	4,631
5.227% due 07/25/2035		4,337	3,983
5.279% due 04/25/2035		6,013	5,532
5.351% due 07/25/2035		5,129	4,805
5.391% due 02/25/2036		4,463	3,505
5.500% due 11/25/2033		42	42
6.000% due 07/25/2046		5,000	4,274
6.500% due 10/25/2031		161	163
6.500% due 09/25/2033		7,883	8,162

Bauhaus Securities Ltd.
1.216% due 10/30/2052	EUR	3	4

BCAP LLC Trust
0.426% due 01/25/2037		$92,873	52,739
5.500% due 11/25/2034		33,691	32,478

BCRR Trust
4.230% due 07/22/2016		2,961	3,013
4.230% due 12/22/2026		3,382	3,385
4.230% due 12/22/2028		2,007	2,043
4.230% due 03/22/2031		4,546	4,715
4.230% due 07/22/2032		570	571
4.230% due 10/22/2032		3,589	3,590
4.230% due 12/22/2032		2,488	2,503
4.230% due 01/22/2033		11,435	11,486
4.230% due 03/22/2033		836	841
4.230% due 05/22/2033		7,070	7,141
4.230% due 08/22/2033		20,508	20,947
4.230% due 11/22/2033		16,893	17,377
4.230% due 12/22/2033		2,007	2,011
4.230% due 02/22/2034		739	742
4.230% due 03/22/2034		6,053	6,144
4.230% due 04/22/2034		4,863	5,019
4.230% due 05/22/2034		12,778	13,328
4.230% due 09/22/2034		4,594	4,667
4.230% due 04/22/2035		2,095	2,129

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.230% due 05/22/2035	$3,936	$4,040
4.230% due 06/22/2035	2,887	2,988
4.230% due 09/22/2035	1,950	1,956
4.230% due 12/22/2035	12,657	13,058
4.230% due 04/22/2036	3,847	3,905
4.230% due 11/22/2036	4,474	4,621
4.230% due 06/22/2038	2,509	2,585
4.230% due 02/22/2041	3,298	3,446
5.858% due 07/17/2040	10,000	10,892

Bear Stearns Adjustable Rate Mortgage Trust
2.550% due 10/25/2035	11,073	9,794
2.560% due 08/25/2035	1,152	1,093
2.616% due 04/25/2034	9,779	9,377
2.714% due 08/25/2033	65	62
2.760% due 03/25/2035	12,129	11,589
2.764% due 05/25/2033	1,183	1,189
2.775% due 08/25/2033	333	324
2.888% due 04/25/2033	2,495	2,472
2.934% due 03/25/2035	1,040	999
2.937% due 08/25/2035	10,724	7,878
2.939% due 11/25/2034	220	209
2.961% due 04/25/2033	292	287
2.972% due 05/25/2034	35	35
2.979% due 07/25/2034	738	674
3.013% due 05/25/2034	110	104
3.063% due 10/25/2035	226,371	214,970
3.113% due 09/25/2034	565	488
3.118% due 03/25/2035	8,398	6,927
3.141% due 11/25/2034	4,435	3,878
3.349% due 01/25/2034	3,287	3,161
3.350% due 02/25/2034	3,354	2,862
3.399% due 02/25/2033	89	83
3.458% due 01/25/2035	444	431
3.538% due 12/25/2035	8,213	7,876
3.550% due 01/25/2034	10	10
3.569% due 10/25/2033	57	59
3.580% due 01/25/2034	18	15
3.590% due 11/25/2030	4,749	4,773
3.691% due 11/25/2034	5,211	4,986
4.578% due 05/25/2034	30	30
4.625% due 02/25/2036	18,091	16,399
4.765% due 04/25/2034	75	70
4.963% due 01/25/2035	80	70
5.007% due 01/25/2035	2,727	2,750
5.137% due 08/25/2035	91,600	91,306
5.154% due 03/25/2035	12,486	11,158
5.329% due 08/25/2035	32,239	28,916
5.347% due 05/25/2047	45,947	35,335
5.350% due 04/25/2033	8,326	8,326
5.382% due 02/25/2036	5,997	5,274
5.462% due 04/25/2033	651	646
5.671% due 02/25/2033	5,150	5,168
5.699% due 02/25/2036	6,488	4,679

Bear Stearns Alt-A Trust
0.416% due 02/25/2034	5,814	4,485
0.456% due 02/25/2034	83	34
0.476% due 04/25/2035	3,435	2,575
0.476% due 12/25/2046 (a)	129	4
0.496% due 02/25/2036	4,702	2,985
2.528% due 12/25/2033	1,398	1,303
2.762% due 03/25/2035	30	21
2.848% due 05/25/2035	136,970	107,601
2.984% due 09/25/2035	67,911	51,626
3.053% due 09/25/2034	318	231

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.078% due 02/25/2034	$6,769	$6,152
3.301% due 01/25/2035	6,024	4,733
3.944% due 02/25/2034	63	57
4.523% due 10/25/2033	63	53
4.805% due 08/25/2036	8,824	2,281
5.011% due 01/25/2036	27,407	16,379
5.226% due 03/25/2036	3,189	1,680
5.316% due 11/25/2036	475	294
5.354% due 02/25/2036	2,707	1,390
5.386% due 11/25/2036	107	67
5.533% due 11/25/2036	845	598
6.160% due 08/25/2036	170	111

Bear Stearns Commercial Mortgage Securities
0.367% due 03/15/2019	472	446
3.970% due 11/11/2035	58	59
4.980% due 02/11/2041	349	370
5.116% due 02/11/2041	900	972
5.201% due 12/11/2038	2,250	2,379
5.331% due 02/11/2044	51,225	52,801
5.468% due 06/11/2041	100	110
5.471% due 01/12/2045	30,150	33,041
5.593% due 06/11/2040	3,016	3,098
5.610% due 11/15/2033	1,770	1,821
5.623% due 03/11/2039	13,650	15,083
5.694% due 06/11/2050	48,340	52,263
5.700% due 06/13/2050	57,455	61,925
5.703% due 06/11/2050	1,300	1,415
5.882% due 09/11/2038	518	572
5.907% due 06/11/2040	65,984	71,758
6.440% due 06/16/2030	18	18
6.480% due 02/15/2035	203	206
7.000% due 05/20/2030	21,664	23,573

Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037	35	35

Bear Stearns Mortgage Securities, Inc.
2.621% due 06/25/2030	68	69

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036	6,361	4,414
5.436% due 12/26/2046	5,903	4,215

Bella Vista Mortgage Trust
0.507% due 05/20/2045	65	37

CC Mortgage Funding Corp.
0.436% due 05/25/2036	3,965	2,165

Chase Mortgage Finance Corp.
2.904% due 02/25/2037	2,385	2,247
3.186% due 02/25/2037	1,626	1,511
4.912% due 02/25/2037	18,967	18,452
5.184% due 12/25/2035	22,698	20,587
5.294% due 12/25/2035	12,414	11,029
5.420% due 03/25/2037	24,028	19,957
5.970% due 03/25/2037	1,216	1,215
6.000% due 09/25/2036	275	218
6.000% due 11/25/2036	1,602	1,416
6.000% due 02/25/2037	3,000	2,458
6.000% due 03/25/2037	20,000	17,696

Chaseflex Trust
0.756% due 06/25/2035	7,431	5,399
5.500% due 06/25/2035	45	43
6.000% due 02/25/2037	4,500	3,571

Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033	250	258
5.500% due 04/25/2037	6,571	5,943
5.750% due 09/25/2037	10,076	9,071
6.000% due 06/25/2036	8,900	8,599

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	$350	$379
5.622% due 12/10/2049	152	154
5.860% due 07/17/2040	7,592	7,081
5.887% due 12/10/2049	10,118	10,860
5.919% due 03/15/2049	425	471
6.294% due 12/10/2049	39,502	42,465

Citigroup Mortgage Loan Trust, Inc.
0.326% due 01/25/2037	1,376	897
1.056% due 08/25/2035	4,747	3,110
2.210% due 08/25/2035	11,135	10,528
2.510% due 08/25/2035	2,351	2,216
2.560% due 08/25/2035	85,493	79,833
2.650% due 10/25/2035	49,667	42,096
2.650% due 12/25/2035	55,819	53,880
2.888% due 12/25/2035	4,612	2,821
2.917% due 08/25/2035	80,442	75,873
2.986% due 09/25/2034	1,783	1,691
3.408% due 02/25/2034	6,793	6,645
5.567% due 07/25/2046	13,528	9,431
5.864% due 09/25/2037	88,863	65,185

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	94,870	98,490
5.548% due 01/15/2046	300	324
5.617% due 10/15/2048	3,515	3,831
5.886% due 11/15/2044	3,955	4,282

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	3,371	2,570

Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	374	417

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	170	186

Commercial Mortgage Loan Trust
6.214% due 12/10/2049	58,150	61,539

Commercial Mortgage Pass-Through Certificates
0.478% due 02/05/2019	3,925	3,507
0.757% due 07/16/2034	1,090	1,065
4.049% due 10/15/2037	9	9
5.306% due 12/10/2046	137,853	143,555
5.543% due 12/11/2049	7,500	8,017
6.009% due 12/10/2049	5,550	6,050

Community Program Loan Trust
4.500% due 10/01/2018	3,079	3,095
4.500% due 04/01/2029	26,000	25,102

Countrywide Alternative Loan Trust
0.407% due 05/20/2046	973	948
0.426% due 01/25/2037	4,030	2,219
0.436% due 05/25/2047	5,509	3,060
0.446% due 09/25/2046	40,350	23,865
0.452% due 12/20/2046	112,501	55,865
0.456% due 05/25/2036	3,226	1,757
0.456% due 06/25/2037	21	12
0.466% due 05/25/2035	363	232
0.466% due 07/25/2046	7,567	4,240
0.467% due 07/20/2046	49,120	22,670
0.506% due 09/25/2046	1,000	50
0.506% due 10/25/2046	537	161
0.516% due 07/25/2046	800	22
0.526% due 05/25/2036	571	120
0.536% due 02/25/2037	5,480	3,159
0.606% due 09/25/2035	3,255	1,901
0.606% due 05/25/2037	442	229
0.706% due 08/25/2033	64	58
0.806% due 10/25/2036	11,683	6,965

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.956% due 10/25/2035	$6,891	$5,215
1.356% due 02/25/2036	14,401	9,141
1.370% due 12/25/2035	901	558
1.370% due 02/25/2036	1,298	870
1.470% due 08/25/2035	568	293
1.870% due 11/25/2035	2,818	1,616
2.426% due 11/25/2035	36	21
5.000% due 08/25/2019	826	807
5.000% due 01/25/2035	64	55
5.250% due 10/25/2033	18,474	17,465
5.250% due 06/25/2035	2,383	1,953
5.303% due 10/25/2035	3,864	3,235
5.500% due 06/25/2035	17,000	13,846
5.715% due 11/25/2035	3,329	2,082
5.750% due 03/25/2037	3,000	2,053
5.773% due 02/25/2037	40,603	29,254
5.931% due 08/25/2036	921	917
6.000% due 10/25/2032	1,497	1,539
6.000% due 10/25/2033	753	756
6.000% due 12/25/2033	27	26
6.000% due 02/25/2034	31	32
6.000% due 04/25/2036	3,580	2,688
6.000% due 01/25/2037	16,424	11,551
6.000% due 02/25/2037	1,990	1,458
6.250% due 12/25/2033	469	486
6.250% due 11/25/2036	2,406	1,636
6.250% due 08/25/2037	7,802	5,481
6.500% due 05/25/2036	9,266	5,947

Countrywide Home Loan Mortgage Pass-Through Trust
0.486% due 05/25/2035	18,391	12,025
0.546% due 04/25/2035	21,988	14,076
0.576% due 03/25/2035	620	383
0.586% due 02/25/2035	2,538	1,805
0.596% due 02/25/2035	519	360
0.596% due 06/25/2035	8,028	6,853
0.596% due 03/25/2036	866	281
0.606% due 02/25/2036	492	145
0.636% due 09/25/2034	40	24
0.656% due 08/25/2018	2,250	2,211
2.375% due 07/19/2031	26	25
2.626% due 06/20/2034	1,668	1,475
2.985% due 08/25/2034	456	358
3.069% due 04/20/2035	21	21
3.172% due 02/20/2035	2,059	1,803
3.177% due 11/20/2034	10,595	9,142
3.313% due 10/19/2032	65	47
3.466% due 11/25/2034	2,587	2,241
3.913% due 07/25/2034	4,948	4,669
4.126% due 11/19/2033	1,534	1,540
4.669% due 02/20/2036	41,090	32,217
5.000% due 11/25/2035	5,008	4,440
5.103% due 10/20/2035	3,356	2,532
5.114% due 02/25/2047	2,894	1,759
5.223% due 04/25/2035	20,410	18,244
5.230% due 01/20/2035	5,323	5,221
5.242% due 03/25/2037	2,790	1,736
5.250% due 04/25/2035	24,404	23,368
5.250% due 02/20/2036	50	32
5.416% due 02/20/2036	859	595
5.500% due 12/25/2034	26,479	25,410
5.500% due 05/25/2035	154,140	147,002
5.500% due 09/25/2035	22,083	19,594
5.500% due 10/25/2035	25,399	22,958
5.500% due 11/25/2035	22,606	18,491

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 04/25/2038	$18,604	$17,425
5.508% due 04/20/2036	8,217	6,069
5.631% due 05/20/2036	5,079	3,747
5.750% due 02/25/2037	10,450	9,318
5.890% due 09/25/2047	8,451	6,412
6.000% due 10/25/2034	144	144
6.000% due 08/25/2037	37,466	34,893
6.000% due 09/25/2037	1,663	1,465
6.250% due 09/25/2036	18,000	16,120
6.500% due 01/25/2034	485	491
6.500% due 11/25/2034	1,327	1,335
7.500% due 06/25/2035	435	430

Credit Suisse First Boston Mortgage Securities Corp.
0.962% due 03/25/2032	619	521
1.842% due 05/25/2032	68	69
2.494% due 07/25/2033	36	34
2.682% due 08/25/2033	199	195
2.751% due 04/25/2034	29,663	28,685
2.758% due 06/25/2032	31	27
2.840% due 09/25/2034	2,077	1,918
2.995% due 05/25/2032	157	160
4.106% due 12/15/2035	5,732	5,875
4.485% due 11/15/2036	1,350	1,355
4.856% due 06/25/2032	15	13
5.435% due 09/15/2034	7,170	7,358
5.500% due 09/25/2035	15,914	14,324
5.500% due 10/25/2035	5,403	4,913
6.000% due 11/25/2035	72	61
6.500% due 04/25/2033	1,684	1,730
7.170% due 05/17/2040	63	63
7.500% due 12/25/2032	4	4

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	4,200	4,202
5.467% due 09/15/2039	43,630	45,989
5.467% due 09/16/2039	47,400	50,700
5.467% due 09/18/2039	26,000	28,324
5.509% due 04/15/2047	40,150	43,254
5.579% due 04/25/2037	2,017	1,078
5.695% due 09/15/2040	47,601	48,834
5.837% due 06/10/2049	34,815	37,659
5.846% due 03/15/2039	14,987	15,914
5.863% due 02/25/2037	5,163	3,153

CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	3,829	2,488
5.720% due 09/25/2036	3,765	2,739
6.172% due 06/25/2036	4,665	2,917

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	4,100	4,119

Deutsche ALT-A Securities, Inc.
0.346% due 08/25/2037	2,339	2,336
0.356% due 10/25/2036	13	5
0.406% due 02/25/2047	16,519	9,015
5.050% due 09/25/2035	4	4
5.082% due 10/25/2035	7,749	6,760
5.386% due 10/25/2035	12,307	9,575
5.500% due 12/25/2035	4,100	3,005
5.869% due 10/25/2036	3,533	2,158
5.886% due 10/25/2036	3,533	2,078
6.005% due 10/25/2036 (a)	2,944	2,055
6.300% due 07/25/2036	3,896	2,288

DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (q)	197	168
8.000% due 03/25/2022	5	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Downey Savings & Loan Association Mortgage Loan Trust
0.437% due 04/19/2048		$5,055	$2,037
2.483% due 07/19/2044		85	63

Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		13	13

EMF-NL
1.646% due 04/17/2041	EUR	10,200	10,776
1.846% due 10/17/2041		35,000	39,602

Eurosail PLC
1.596% due 10/17/2040		5,926	7,226

First Horizon Alternative Mortgage Securities
0.756% due 06/25/2035		$16,526	12,996
2.344% due 08/25/2034		2,040	1,705
2.374% due 08/25/2035		6,506	4,833
2.570% due 09/25/2035		10,181	7,385
2.615% due 04/25/2035		5,362	4,528
5.500% due 05/25/2035		10,908	9,508
6.250% due 08/25/2037		2,229	1,582

First Horizon Asset Securities, Inc.
2.838% due 07/25/2033		17	17
2.849% due 02/25/2034		106	107
2.875% due 04/25/2035		10,717	9,538
2.875% due 06/25/2035		8,132	7,142
2.876% due 12/25/2033		27	26
2.923% due 08/25/2035		5,918	5,708
3.051% due 10/25/2035		8,484	6,853
5.250% due 05/25/2021		2,615	2,397
5.250% due 03/25/2035		11,071	10,007
5.287% due 06/25/2035		7,516	7,038
5.307% due 06/25/2035		2,040	1,924
5.447% due 01/25/2037		224	186
5.451% due 09/25/2035		20,272	19,372
5.500% due 01/25/2035		1,600	1,599
5.539% due 11/25/2035		11,362	10,484
5.555% due 11/25/2034		12,032	11,999
6.438% due 10/25/2036		4,838	4,191

First Nationwide Trust
6.750% due 08/21/2031		817	864

First Republic Mortgage Loan Trust
0.557% due 08/15/2032		509	473
0.607% due 11/15/2031		432	393
0.657% due 11/15/2032		77	74
0.736% due 06/25/2030		1,715	1,635
0.757% due 11/15/2030		68	65

First Union National Bank Commercial Mortgage
6.141% due 02/12/2034		176	184

First Union National Bank-Bank of America Commercial Mortgage Trust
6.136% due 03/15/2033		1,867	1,871

Fund America Investors Corp. II
2.577% due 06/25/2023		170	168

GE Capital Commercial Mortgage Corp.
0.644% due 06/10/2048 (b)		2,830	22
4.229% due 12/10/2037		4,397	4,477
6.496% due 01/15/2033		641	642

GMAC Commercial Mortgage Securities, Inc.
5.301% due 08/10/2038		3,325	3,640
5.713% due 10/15/2038		600	632
6.957% due 09/15/2035		32	32

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GMAC Mortgage Corp. Loan Trust
0.706% due 12/25/2033		$239	$230
3.176% due 06/25/2034		4,931	4,293
4.535% due 06/25/2034		78	74
4.981% due 05/25/2035		10,199	9,359
5.500% due 09/25/2034		602	613

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		210	210
8.950% due 08/20/2017		26	32

Government Lease Trust
4.000% due 05/18/2011		44,915	45,701
6.480% due 05/18/2011		1,168	1,180

Gracechurch Mortgage Financing PLC
0.425% due 11/20/2056		135,197	132,827
0.445% due 11/20/2056		11,900	11,619
0.994% due 11/20/2056	EUR	96,920	129,779

Granite Master Issuer PLC
0.347% due 12/17/2054		$7,956	7,431
0.357% due 12/20/2054		71,073	66,382
0.680% due 12/20/2054	GBP	1,460	2,142
0.690% due 12/20/2054		15,072	22,046
0.717% due 12/17/2054	EUR	2,921	3,714
0.727% due 12/20/2054		21,877	27,814
0.760% due 12/20/2054	GBP	4,440	6,491
0.797% due 12/20/2054	EUR	9,614	12,219

Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046		$780	712
0.336% due 01/25/2047		690	649
0.456% due 10/25/2046		1,000	138
0.456% due 12/25/2046		900	110
0.476% due 06/25/2045		1,459	967
0.526% due 04/25/2036		670	136
0.526% due 11/25/2045		713	425
0.596% due 10/25/2046		900	106

Greenwich Capital Commercial Funding Corp.
0.398% due 11/05/2021		14,600	13,315
4.799% due 08/10/2042		2,600	2,775
5.224% due 04/10/2037		27,908	30,128
5.381% due 03/10/2039		623	646
5.444% due 03/10/2039		93,756	98,987

GS Mortgage Securities Corp. II
0.348% due 03/06/2020		5,013	4,869
0.618% due 05/03/2018		99	99
4.761% due 07/10/2039		225	237
5.479% due 11/10/2039		160	164
5.506% due 04/10/2038		112	113
5.560% due 11/10/2039		35,665	38,046
6.002% due 08/10/2045		5,000	5,235
6.044% due 08/15/2018		3,427	3,502
6.615% due 02/14/2016		1,800	1,838
6.624% due 05/03/2018		55,496	56,836

GSMPS Mortgage Loan Trust
7.500% due 06/25/2043		5,726	5,694

GSR Mortgage Loan Trust
0.606% due 01/25/2034		77	63
2.140% due 03/25/2033		71	70
2.573% due 06/25/2034		53	50
2.866% due 09/25/2035		43,922	43,129
2.876% due 11/25/2035		8,820	7,720
2.900% due 09/25/2035		12,900	10,461
2.910% due 07/25/2035		9,800	7,381
2.923% due 09/25/2035		74,340	71,300
2.942% due 05/25/2035		44,440	37,589
3.041% due 12/25/2034		6,447	5,435

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.100% due 04/25/2035	$11,824	$10,437
3.209% due 04/25/2036	173	146
3.333% due 01/25/2035	7,537	6,464
4.923% due 01/25/2036	495	392
5.086% due 04/25/2035	11,075	10,250
5.196% due 11/25/2035	153,303	149,372
5.318% due 11/25/2035	9,650	8,175
5.338% due 05/25/2035	12,030	11,325
5.500% due 03/25/2035	150	141
5.750% due 02/25/2036	4,000	3,429
5.750% due 02/25/2037	26,637	24,975
6.000% due 03/25/2032	31	31
6.000% due 11/25/2035	26,346	24,678
6.000% due 01/25/2037	49,344	46,212
6.000% due 03/25/2037	37,083	33,508
6.000% due 05/25/2037	27,399	26,046
6.500% due 09/25/2036	12,272	10,553

GSRPM Mortgage Loan Trust
0.956% due 01/25/2032	938	860

Harborview Mortgage Loan Trust
0.387% due 04/19/2038	28,273	17,045
0.407% due 01/25/2047	6,839	3,846
0.437% due 07/19/2046	47,716	28,537
0.447% due 01/19/2038	11,708	7,353
0.448% due 07/21/2036	7,061	4,065
0.457% due 09/19/2046	10,299	5,910
0.477% due 05/19/2035	2,364	1,483
0.497% due 03/19/2036	18,808	10,987
0.537% due 02/19/2036	13,383	8,114
0.567% due 11/19/2035	7,834	5,203
0.597% due 06/20/2035	8,279	7,012
0.607% due 01/19/2035	3,703	2,120
0.627% due 02/19/2034	9	8
1.256% due 11/25/2047	4,435	3,012
2.486% due 06/19/2034	9,000	7,897
2.956% due 07/19/2035	1,132	916
3.041% due 05/19/2033	127	129
3.048% due 07/19/2035	222	177
5.653% due 08/19/2036	6,996	5,855

Homebanc Mortgage Trust
0.436% due 12/25/2036	3,516	2,563
5.776% due 04/25/2037	4,100	2,482
5.805% due 04/25/2037	8,867	7,641

Impac CMB Trust
1.016% due 10/25/2033	10	8
1.256% due 07/25/2033	1,606	1,108
4.664% due 09/25/2034	574	571

Impac Secured Assets CMN Owner Trust
0.346% due 11/25/2036	2,800	2,561

Indymac ARM Trust
2.106% due 01/25/2032	590	459
2.157% due 01/25/2032	161	120
6.568% due 08/25/2031	472	449

Indymac IMSC Mortgage Loan Trust
0.436% due 07/25/2047	16,688	7,866

Indymac INDA Mortgage Loan Trust
4.947% due 01/25/2036	26,798	22,497
5.679% due 08/25/2036	4,100	3,023

Indymac INDB Mortgage Loan Trust
0.556% due 11/25/2035	1,327	618

Indymac Index Mortgage Loan Trust
0.446% due 09/25/2046	29,693	17,138
0.456% due 11/25/2046	1,106	249
0.456% due 06/25/2047	15,162	8,648

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.496% due 04/25/2035	$2,585	$1,683
0.496% due 07/25/2035	4,446	2,822
0.556% due 06/25/2037	2,576	992
1.036% due 05/25/2034	30	20
2.675% due 01/25/2036	12,613	7,781
2.767% due 12/25/2034	2,389	1,798
3.106% due 01/25/2035	312	231
5.000% due 08/25/2035	3,392	2,419
5.039% due 04/25/2037	18,145	9,216
5.090% due 09/25/2035	6,647	3,492
5.111% due 01/25/2036	1,700	1,332
5.190% due 10/25/2035	1,606	1,238
5.274% due 06/25/2035	2,896	2,202
5.428% due 06/25/2036	2,889	2,237
5.487% due 04/25/2037	41,234	23,876

Jamaica Housing Development
3.104% due 10/01/2018	5,485	5,343

JPMorgan Alternative Loan Trust
0.426% due 08/25/2036	30,000	20,649
5.550% due 10/25/2036	716	671

JPMorgan Chase Commercial Mortgage Securities Corp.
0.039% due 01/12/2043 (b)	10,723	5
0.632% due 07/15/2019	16,624	14,358
4.372% due 10/12/2037	413	422
4.393% due 07/12/2037	24	25
4.575% due 07/15/2042	1,441	1,444
4.824% due 09/12/2037	16,300	16,588
5.050% due 12/12/2034	10,000	10,643
5.273% due 02/12/2051	15	15
5.336% due 05/15/2047	225,858	235,285
5.399% due 05/15/2045	2,235	2,411
5.420% due 01/15/2049	67,884	70,748
5.429% due 12/12/2043	500	533
5.440% due 06/12/2047	56,285	59,094
5.794% due 02/12/2051	15,695	16,913
5.857% due 10/12/2035	1,985	2,053
5.882% due 02/15/2051	33,040	34,713
5.915% due 02/12/2049	4,250	4,610
5.932% due 02/12/2049	79,566	87,345
6.006% due 06/15/2049	40,845	42,285
6.062% due 04/15/2045	43,365	48,137

JPMorgan Mortgage Trust
2.971% due 07/25/2035	32,437	31,646
3.012% due 07/25/2035	14,251	13,521
3.075% due 02/25/2036	5,568	5,236
3.106% due 08/25/2035	10,345	8,967
3.152% due 08/25/2035	6,198	5,484
3.279% due 07/25/2035	3,356	3,126
3.353% due 10/25/2035	45,516	40,031
4.071% due 11/25/2033	70	70
4.781% due 07/25/2035	9,102	8,685
4.788% due 02/25/2034	3,557	3,664
4.861% due 04/25/2035	1,427	1,364
5.000% due 08/25/2020	33,533	33,156
5.022% due 02/25/2035	6,538	6,631
5.055% due 02/25/2036	34,322	27,155
5.121% due 10/25/2035	26,445	23,856
5.339% due 08/25/2035	12,068	12,227
5.409% due 11/25/2035	9,770	9,477
5.412% due 10/25/2035	2,224	1,903
5.419% due 09/25/2035	3,067	2,935
5.500% due 07/25/2036	10,663	9,918
5.570% due 07/27/2037	35,920	31,826
5.686% due 04/25/2036	41,608	40,347

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.722% due 05/25/2036	$13,560	$11,739
5.725% due 04/25/2037	76	68
5.747% due 04/25/2036	12,600	10,529
5.750% due 01/25/2036	16,317	14,765
5.893% due 10/25/2036	15,578	13,855
6.030% due 10/25/2036	79,112	70,264
6.500% due 07/25/2036	14,251	12,288

LB Commercial Conduit Mortgage Trust
6.152% due 07/15/2044	23,694	24,971

LB Mortgage Trust
8.451% due 01/20/2017	8,545	8,785

LB-UBS Commercial Mortgage Trust
4.553% due 07/15/2030	29	29
4.563% due 09/15/2026	6,087	6,219
4.568% due 01/15/2031	390	415
5.372% due 09/15/2039	20,900	22,770
5.424% due 02/15/2040	75,816	80,001
5.430% due 02/15/2040	88,983	93,235
5.661% due 03/15/2039	16,790	18,201
5.866% due 09/15/2045	6,110	6,475
6.080% due 06/15/2038	2,516	2,776
6.133% due 12/15/2030	1,150	1,197
6.365% due 12/15/2028	694	711
6.510% due 12/15/2026	339	340
6.653% due 11/15/2027	31	32

Lehman Mortgage Trust
0.576% due 08/25/2036	32,036	23,964
6.405% due 04/25/2036	5,073	4,743

Luminent Mortgage Trust
0.426% due 12/25/2036	22,998	14,589
0.436% due 12/25/2036	10,065	5,818
0.456% due 10/25/2046	7,660	4,937

MASTR Adjustable Rate Mortgages Trust
0.466% due 04/25/2046	13,633	7,535
0.496% due 05/25/2037	2,921	1,502
0.556% due 05/25/2047	1,000	232
2.561% due 07/25/2035	5,320	4,151
2.712% due 05/25/2034	412	324
2.760% due 10/25/2032	2,387	2,415
2.903% due 11/21/2034	16,700	15,221
3.605% due 12/25/2033	669	584

MASTR Alternative Loans Trust
0.656% due 11/25/2033	629	611
0.656% due 03/25/2036	12,859	4,232

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,663	2,754
5.750% due 05/25/2036	24,375	21,102

MASTR Seasoned Securities Trust
6.206% due 09/25/2017	12,062	12,395
6.500% due 08/25/2032	24,513	25,601

Mellon Residential Funding Corp.
0.607% due 11/15/2031	14,352	13,631
0.697% due 12/15/2030	2,985	2,818
0.737% due 06/15/2030	4,270	4,164
1.137% due 11/15/2031	225	160
2.610% due 10/20/2029	8,236	7,770

Merrill Lynch Alternative Note Asset
0.556% due 03/25/2037	5,070	2,288
5.334% due 06/25/2037	3,836	1,984

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	10,430	10,822
5.378% due 08/12/2048	25,620	25,597
5.485% due 03/12/2051	33,790	33,970
5.700% due 09/12/2049	95,407	100,115

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.748% due 06/12/2050	$29,150	$29,782
6.163% due 08/12/2049	58,832	63,716

Merrill Lynch Floating Trust
0.327% due 06/15/2022	800	766
0.796% due 07/09/2021	33,893	31,550

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	430	335
0.506% due 08/25/2036	1,597	1,058
2.160% due 12/25/2032	335	336
2.423% due 05/25/2033	1,220	1,252
2.570% due 02/25/2033	65	62
2.752% due 06/25/2035	35,683	32,806
2.786% due 08/25/2034	3,792	3,746
2.799% due 02/25/2035	3,973	3,791
2.852% due 02/25/2034	34	33
2.953% due 05/25/2033	19	19
4.341% due 12/25/2035	4,620	3,828
5.345% due 09/25/2035	47,955	43,862
5.430% due 12/25/2035	17,763	16,458
6.720% due 11/15/2026	15	16
7.071% due 12/15/2030	2,805	3,102

Merrill Lynch Mortgage Trust
0.330% due 11/12/2035 (b)	2,608	1

Merrill Lynch Mortgage-Backed Securities Trust
5.597% due 04/25/2037	18,207	13,765

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	2,383	2,009
0.586% due 11/25/2029	872	765
0.916% due 06/25/2028	3,326	3,192
1.259% due 10/25/2035	1,799	1,548
1.754% due 01/25/2029	632	620
2.009% due 10/25/2035	101,032	92,363
2.269% due 02/25/2036	12,626	10,614
2.367% due 04/25/2035	1,155	1,090
2.473% due 05/25/2036	7,263	6,379
4.250% due 10/25/2035	4,220	3,623
5.954% due 06/25/2037	5,563	5,199

Morgan Stanley Capital I
0.318% due 10/15/2020	50,219	46,433
3.270% due 05/15/2040	147	147
5.332% due 12/15/2043	41,870	45,674
5.364% due 03/15/2044	2,500	2,604
5.447% due 02/12/2044	530	554
5.557% due 03/12/2044	700	766
5.569% due 12/15/2044	26,700	26,439
5.692% due 04/15/2049	58,600	60,940
5.809% due 12/12/2049	107,810	114,327
6.075% due 06/11/2049	35,809	38,366

Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	26,500	28,058
5.500% due 04/25/2017	20	21
5.720% due 12/18/2032	454	457
6.660% due 02/15/2033	3,267	3,284

Morgan Stanley Mortgage Loan Trust
0.566% due 01/25/2035	27	21
5.175% due 06/25/2036	5,905	5,548
5.218% due 07/25/2035	6,588	5,887
5.701% due 02/25/2047	4,007	2,780
6.116% due 06/25/2036	31,052	16,281

Morgan Stanley Re-REMIC Trust
6.002% due 08/12/2045	220,737	241,825

New York Mortgage Trust, Inc.
5.462% due 05/25/2036	37,756	29,840

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Newgate Funding PLC
1.325% due 12/15/2050	GBP	74,405	$112,500
1.479% due 12/15/2050	EUR	103,300	114,208

Nomura Asset Acceptance Corp.
2.788% due 10/25/2035		$279	216
5.368% due 02/25/2036		1,418	852
5.820% due 03/25/2047		3,203	2,616
6.138% due 03/25/2047		2,943	2,424
7.000% due 02/19/2030		2,235	2,283

OBP Depositor LLC Trust
4.646% due 07/15/2045		62,000	67,171

Ocwen Residential MBS Corp.
7.000% due 10/25/2040		185	21

Opera Finance PLC
1.025% due 01/15/2015	EUR	14,050	14,902

Opteum Mortgage Acceptance Corp.
0.516% due 07/25/2035		$2,045	1,823

Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		25	27

Paine Webber CMO Trust
8.625% due 09/01/2018		2	2
1359.500% due 08/01/2019 (b)		0	1

Permanent Master Issuer PLC
0.606% due 10/15/2033		6,500	6,389
0.636% due 07/15/2033		10,000	9,725
0.834% due 10/15/2033	GBP	18,000	27,398

Prime Mortgage Trust
0.656% due 02/25/2019		$1,098	1,063
0.656% due 02/25/2034		8,363	7,596
5.000% due 02/25/2019		45	46

Provident Funding Mortgage Loan Trust
2.740% due 10/25/2035		7,716	7,172
2.800% due 04/25/2034		9,453	9,584

Prudential Securities Secured Financing Corp.
7.623% due 06/16/2031		895	895

Prudential-Bache CMO Trust
8.400% due 03/20/2021		57	58

RBSCF Trust
5.223% due 08/16/2048		41,077	43,115
5.331% due 02/16/2044		21,173	23,023
5.336% due 05/16/2047		29,124	30,573
5.420% due 01/16/2049		28,804	31,513
5.467% due 09/16/2039		1,900	2,032
5.692% due 04/16/2049		26,300	28,899
5.695% due 09/16/2040		7,500	8,045
6.068% due 09/17/2039		2,600	2,817
6.102% due 02/16/2051		42,211	46,852
6.216% due 12/16/2049		37,000	40,801

Regal Trust IV
3.297% due 09/29/2031		889	840

Resecuritization Mortgage Trust
0.506% due 04/26/2021		1	1

Residential Accredit Loans, Inc.
0.436% due 06/25/2046		141,506	56,582
0.506% due 08/25/2037		11,883	6,630
0.556% due 08/25/2035		1,197	765
0.561% due 09/25/2046		500	30
0.586% due 03/25/2037		3,226	1,334
0.656% due 01/25/2033		68	58
0.906% due 07/25/2033		252	202
3.359% due 08/25/2035		2,107	852
5.676% due 09/25/2035		2,536	1,823
5.714% due 02/25/2036 (a)		2,771	1,447
6.000% due 06/25/2036		184	119

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034		$9	$9
8.500% due 10/25/2031		575	599

Residential Asset Securitization Trust
0.656% due 01/25/2046		29,772	14,307
0.706% due 12/25/2036		1,008	400
5.000% due 08/25/2019		9,548	9,491
5.500% due 07/25/2035		1,515	1,219
5.750% due 02/25/2036		2,150	1,540
6.250% due 10/25/2036		1,458	875

Residential Funding Mortgage Securities I
0.656% due 07/25/2018		303	282
3.275% due 09/25/2035		286	211
5.250% due 03/25/2034		199	204
5.500% due 12/25/2034		1,600	1,616
6.000% due 06/25/2036		5,930	5,318
6.500% due 03/25/2032		567	583

Saecure BV
1.041% due 05/25/2036	EUR	443	599

Salomon Brothers Mortgage Securities VII, Inc.
0.756% due 05/25/2032		$142	117
3.023% due 12/25/2030		109	113
4.865% due 03/18/2036		80	84
5.045% due 03/18/2036		40	41

Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		168	188

Sears Mortgage Securities
12.000% due 02/25/2014		35	40

Securitized Asset Sales, Inc.
2.782% due 11/26/2023		113	110

Sequoia Mortgage Trust
0.457% due 07/20/2036		4,451	3,686
0.607% due 10/19/2026		530	456
0.607% due 07/20/2033		656	619
0.637% due 10/20/2027		421	381
0.917% due 06/20/2033		54	49
2.536% due 01/20/2047		7,151	5,841
2.911% due 04/20/2035		33,455	31,908
5.509% due 09/20/2046		16,450	14,475
5.732% due 01/20/2047		11,511	10,240

Sovereign Commercial Mortgage Securities Trust
5.846% due 07/22/2030		1,172	1,217

Structured Adjustable Rate Mortgage Loan Trust
0.476% due 05/25/2037		368	232
0.496% due 06/25/2035		1,206	886
1.752% due 01/25/2035		509	283
2.463% due 05/25/2034		428	405
2.534% due 06/25/2035		5,132	3,725
2.590% due 07/25/2034		1,013	932
2.653% due 01/25/2035		514	399
2.664% due 04/25/2034		6,133	5,365
2.675% due 03/25/2034		1,734	1,708
2.695% due 08/25/2035		43	35
2.727% due 08/25/2034		2,462	2,241
2.783% due 02/25/2034		2,040	1,964
5.144% due 01/25/2036		7,210	6,167
5.190% due 12/25/2034		281	270
5.197% due 09/25/2036		4,100	2,303
5.210% due 09/25/2034		1,737	1,631
5.211% due 05/25/2036		4,100	2,946
5.285% due 11/25/2035		1,795	1,327
5.449% due 07/25/2035		2,145	1,979
5.843% due 03/25/2036		2,648	1,987

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.950% due 02/25/2036	$2,924	$2,089
6.000% due 10/25/2037	2,377	1,151

Structured Asset Mortgage Investments, Inc.
0.356% due 09/25/2047	405	405
0.376% due 08/25/2036	22,433	13,150
0.386% due 03/25/2037	2,099	1,217
0.426% due 03/25/2037	1,288	366
0.446% due 06/25/2036	1,688	992
0.446% due 07/25/2046	50,715	30,770
0.466% due 04/25/2036	157	89
0.466% due 08/25/2036	4,753	2,982
0.466% due 05/25/2046	212	115
0.476% due 05/25/2036	65	37
0.476% due 05/25/2046	17,206	9,230
0.476% due 09/25/2047	300	85
0.486% due 05/25/2045	1,238	816
0.507% due 07/19/2035	917	738
0.516% due 05/25/2046	557	160
0.556% due 08/25/2036	1,100	137
0.566% due 12/25/2035	8,387	4,939
0.587% due 10/19/2034	1,085	983
0.607% due 03/19/2034	15	14
0.837% due 07/19/2034	36	32
0.917% due 09/19/2032	9,626	8,463
1.097% due 10/19/2033	1,109	965
4.549% due 05/25/2022	1,330	1,314
4.833% due 04/30/2030	1	1

Structured Asset Securities Corp.
0.306% due 05/25/2036	222	218
2.085% due 05/25/2032	254	217
2.256% due 01/25/2032	1,852	1,639
2.318% due 07/25/2032	842	599
2.547% due 01/25/2034	8,611	7,282
2.841% due 10/25/2035	982	791
2.911% due 02/25/2032	1,663	1,602
5.250% due 12/25/2034	4,774	4,747
5.372% due 03/25/2033	6,116	6,066
5.750% due 02/25/2035	37,310	34,308
8.348% due 04/15/2027	53	54

Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	36	37

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	737	678
5.630% due 01/25/2037	1,578	877
5.970% due 09/25/2036	5,726	3,366
6.014% due 07/25/2037	3,128	1,896
6.500% due 07/25/2036	12,128	8,117

Thornburg Mortgage Securities Trust
0.356% due 03/25/2037	3,419	3,308
0.366% due 11/25/2046	937	912
0.376% due 10/25/2046	17,512	17,375
0.386% due 06/25/2037	1,662	1,632
3.714% due 10/25/2043	1,313	1,262
5.816% due 09/25/2047	216,461	189,762

UBS Commercial Mortgage Trust
0.994% due 07/15/2024	113,152	99,962

Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	3,617	3,669

Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020	12,392	10,902
0.347% due 09/15/2021	17,077	15,864
0.432% due 06/15/2049	184,300	106,975
5.090% due 07/15/2042	89	95
5.215% due 01/15/2041	450	477

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.308% due 11/15/2048	$41,805	$45,082
5.342% due 12/15/2043	194,250	191,014
5.416% due 01/15/2045	16,615	17,954
5.509% due 04/15/2047	58,608	58,337
5.678% due 05/15/2046	16,665	17,339
5.888% due 05/15/2043	50	52
5.923% due 05/15/2043	655	723
5.933% due 06/15/2049	365	391

Wachovia Mortgage Loan Trust LLC
5.429% due 10/20/2035	4,006	3,878
5.940% due 03/20/2037	12,996	11,594

WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)	19,378	1,066
0.476% due 07/25/2046	510	117
0.486% due 04/25/2045	534	442
0.516% due 11/25/2045	5,343	4,383
0.526% due 12/25/2045	536	447
0.536% due 11/25/2045	4,246	3,127
0.546% due 10/25/2045	36,291	29,556
0.566% due 01/25/2045	2,645	2,213
0.576% due 01/25/2045	730	599
0.666% due 11/25/2045	800	471
0.666% due 12/25/2045	800	450
0.682% due 11/25/2034	1,310	986
0.796% due 12/25/2027	4,665	4,206
0.802% due 11/25/2034	1,351	908
0.896% due 12/25/2027	20,572	18,553
1.070% due 02/25/2047	54,717	32,355
1.070% due 03/25/2047	47,417	29,727
1.110% due 01/25/2047	22,688	13,404
1.130% due 04/25/2047	31,940	20,590
1.140% due 05/25/2047	31,959	20,557
1.180% due 07/25/2047	1,207	754
1.190% due 12/25/2046	20,680	12,539
1.350% due 06/25/2046	40,636	30,000
1.370% due 02/25/2046	1,247	931
1.370% due 08/25/2046	422	266
1.570% due 11/25/2042	236	206
1.680% due 05/25/2041	23	22
1.770% due 06/25/2042	1,389	1,136
1.770% due 08/25/2042	189	167
2.384% due 03/25/2033	57	54
2.700% due 06/25/2033	10,191	9,797
2.703% due 05/25/2035	78,209	73,206
2.723% due 04/25/2035	14,786	12,565
2.766% due 08/25/2034	1,336	1,313
2.771% due 09/25/2035	38,001	32,809
2.776% due 09/25/2033	430	435
2.785% due 08/25/2035	1,724	1,711
2.786% due 03/25/2034	521	500
2.790% due 01/25/2033	458	444
2.803% due 10/25/2035	3,604	3,007
3.003% due 02/27/2034	1,037	1,033
3.253% due 05/25/2046	2,870	1,926
3.253% due 07/25/2046	2,427	1,709
3.253% due 09/25/2046	1,797	1,305
3.253% due 10/25/2046	29,949	21,060
3.253% due 11/25/2046	4,668	3,265
3.253% due 12/25/2046	5,783	3,776
5.014% due 12/25/2035	29,585	24,035
5.168% due 01/25/2037	14,136	10,977
5.178% due 03/25/2037	95,514	81,258
5.200% due 03/25/2037	32,237	26,524
5.241% due 02/25/2037	53,949	40,689

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.259% due 12/25/2035	$9,347	$8,552
5.344% due 04/25/2037	9,644	7,260
5.424% due 12/25/2036	30,900	23,190
5.432% due 12/25/2036	8,736	6,608
5.503% due 02/25/2037	26,326	19,516
5.561% due 05/25/2037	22,736	18,116
5.746% due 02/25/2037	35,023	25,840
5.753% due 03/25/2037	12,382	11,836
5.831% due 08/25/2036	20,186	17,764
5.868% due 09/25/2036	15,039	12,100
6.000% due 07/25/2034	1,163	1,193

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.140% due 04/25/2047	967	254
1.340% due 05/25/2046	10,300	5,772
6.268% due 07/25/2036	2,260	1,240

Washington Mutual MSC Mortgage Pass-Through Certificates
2.204% due 02/25/2031	3	3
2.409% due 06/25/2033	8,938	8,804
2.452% due 05/25/2033	235	224
2.742% due 01/25/2035	914	888
2.770% due 02/25/2033	55	51
6.500% due 06/25/2032	9	9

Wells Fargo Mortgage-Backed Securities Trust
0.756% due 07/25/2037	7,198	4,663
2.873% due 03/25/2035	7,624	7,008
2.883% due 12/25/2034	3,537	3,461
2.886% due 05/25/2035	4,225	4,021
2.889% due 07/25/2035	99,757	92,410
2.892% due 10/25/2035	2,350	2,122
2.896% due 01/25/2035	12,292	11,216
2.911% due 09/25/2034	21,190	21,599
2.915% due 10/25/2035	28,520	26,809
2.926% due 03/25/2036	5,877	4,379
2.931% due 10/25/2035	32,248	27,188
2.934% due 04/25/2036	111	105
2.938% due 05/25/2035	7,695	7,114
2.955% due 10/25/2035	715	714
2.966% due 12/25/2034	33,324	32,468
2.999% due 10/25/2035	6,194	5,962
3.778% due 06/25/2035	4,857	4,853
4.500% due 11/25/2018	64	65
4.564% due 12/25/2033	10,307	10,406
4.576% due 03/25/2036	205,838	182,102
4.613% due 01/25/2034	4,760	4,888
4.679% due 12/25/2033	984	996
4.701% due 07/25/2034	138	140
4.900% due 01/25/2035	181	176
4.917% due 03/25/2036	10,162	9,155
5.000% due 03/25/2036	6,468	6,150
5.078% due 03/25/2036	72,490	69,991
5.221% due 04/25/2036	29,311	24,737
5.223% due 10/25/2035	12,720	12,536
5.289% due 05/25/2035	6,196	6,158
5.500% due 01/25/2036	13,900	13,272
5.500% due 03/25/2036	3,800	3,525
5.679% due 04/25/2036	42,981	39,241
5.750% due 03/25/2036	18,086	17,376
5.750% due 02/25/2037	1,500	1,412
5.750% due 04/25/2037	12,497	11,591
5.842% due 09/25/2036	12,728	10,612
6.000% due 08/25/2036	11,123	10,451
6.000% due 03/25/2037	13,000	11,950

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 04/25/2037		$4,500	$4,145
6.000% due 07/25/2037		25,576	22,720
6.000% due 08/25/2037		33,870	31,966

Total Mortgage-Backed Securities (Cost $13,132,026)			13,481,164

ASSET-BACKED SECURITIES 1.2%

Access Group, Inc.
1.798% due 10/27/2025		9,500	9,745

Accredited Mortgage Loan Trust
0.306% due 02/25/2037		686	684
4.980% due 10/25/2033		4,024	3,111

ACE Securities Corp.
0.306% due 12/25/2036		75	72
0.316% due 10/25/2036		29	11

AFC Home Equity Loan Trust
0.966% due 12/22/2027		9	5

Ameriquest Mortgage Securities, Inc.
0.456% due 05/25/2035		6,287	6,166
0.486% due 11/25/2035		325	300
1.116% due 10/25/2033		28	28
5.444% due 11/25/2035		3,200	3,319

AMMC CDO
0.542% due 05/03/2018		19,000	18,069

Amortizing Residential Collateral Trust
0.526% due 06/25/2032		228	190
0.836% due 07/25/2032		66	59
0.956% due 10/25/2031		139	121

Aquilae CLO PLC
1.341% due 01/17/2023	EUR	29,057	34,692

Argent Securities, Inc.
0.456% due 10/25/2035		$2,979	2,704

Asset-Backed Funding Certificates
0.316% due 01/25/2037		61	60
0.606% due 06/25/2034		2,789	2,168
0.686% due 12/25/2030		2,420	2,260

Asset-Backed Securities Corp. Home Equity
0.336% due 05/25/2037		3,809	2,560
0.531% due 09/25/2034		597	517
0.746% due 07/25/2035		4,439	4,345

BA Credit Card Trust
0.287% due 11/15/2013		19,860	19,843
0.957% due 12/15/2014		150	151

Bank of America Auto Trust
1.700% due 12/15/2011		16,617	16,626

Bank One Issuance Trust
0.507% due 05/16/2016		500	500

Bear Stearns Asset-Backed Securities Trust
0.296% due 02/25/2037		2,204	2,143
0.306% due 11/25/2036		700	671
0.316% due 01/25/2037		645	595
0.326% due 12/25/2036		4,790	4,407
0.336% due 10/25/2036		78	73
0.346% due 06/25/2047		27	26
0.366% due 11/25/2036		1,179	789
0.406% due 01/25/2037		14,577	12,253
0.446% due 01/25/2047		268	251
0.656% due 10/27/2032		1,593	1,271
0.776% due 07/25/2035		3,958	3,804
0.896% due 12/25/2034		8	6
0.916% due 10/25/2032		4,746	4,479
1.256% due 10/25/2037		614	477
1.256% due 11/25/2042		616	541
3.207% due 06/25/2043		1,798	1,712

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.502% due 10/25/2036	$346	$261
3.504% due 07/25/2036	347	229

BNC Mortgage Loan Trust
0.356% due 05/25/2037	1,013	909

Callidus Debt Partners Fund Ltd.
0.785% due 04/17/2020	29,868	27,958

Capital Auto Receivables Asset Trust
1.707% due 10/15/2012	27,975	28,153

Carrington Mortgage Loan Trust
0.306% due 10/25/2036	236	232
0.306% due 01/25/2037	529	505
0.356% due 06/25/2037	1,623	1,424
0.376% due 02/25/2037	200	187
0.576% due 10/25/2035	1,516	1,443

Chase Funding Mortgage Loan Asset-Backed Certificates
0.756% due 03/25/2032	1	1
0.896% due 08/25/2032	1,093	962
0.996% due 10/25/2032	73	60
4.499% due 11/25/2034	34	34

Chase Issuance Trust
0.297% due 04/15/2013	30,000	29,995
4.550% due 03/15/2013	10	10
5.120% due 10/15/2014	100	109

Citibank Credit Card Issuance Trust
4.850% due 04/22/2015	125	137

Citigroup Mortgage Loan Trust, Inc.
0.296% due 12/25/2036	44	41
0.316% due 05/25/2037	6,979	6,466
0.316% due 07/25/2045	7,899	6,205
0.326% due 05/25/2037	15,070	12,114
0.356% due 10/25/2036	1,099	1,095
5.764% due 01/25/2037	2,488	1,271

Clearwater Funding CBO
1.133% due 07/15/2013	11,202	10,829

Conseco Finance
0.707% due 05/15/2032	145	140

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	220	233
6.681% due 12/01/2033	689	729
6.990% due 07/01/2031	822	840

Conseco Financial Corp.
6.240% due 12/01/2028	107	108
6.870% due 04/01/2030	680	714
7.140% due 01/15/2029	59	63

Countrywide Asset-Backed Certificates
0.306% due 05/25/2037	2,351	2,323
0.306% due 07/25/2037	1,110	1,075
0.306% due 08/25/2037	18,553	17,973
0.306% due 05/25/2047	88	88
0.306% due 06/25/2047	1,523	1,494
0.326% due 06/25/2047	166	162
0.336% due 06/25/2037	2,408	2,384
0.336% due 10/25/2047	566	546
0.346% due 06/25/2037	479	466
0.366% due 10/25/2046	377	372
0.416% due 02/25/2036	521	516
0.436% due 09/25/2036	6,559	5,253
0.596% due 12/25/2036	102	44
0.736% due 12/25/2031	94	50
0.996% due 05/25/2032	21	19

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032		$653	$514
0.956% due 07/25/2032		54	42
0.996% due 08/25/2032		2,042	1,506
1.056% due 05/25/2043		2,000	1,707

Credit-Based Asset Servicing & Securitization LLC
0.316% due 11/25/2036		571	490
0.326% due 01/25/2037		47	21
0.376% due 07/25/2037		1,206	1,068
1.356% due 04/25/2032		413	343
4.831% due 08/25/2035		128	127
6.280% due 05/25/2035		1,992	1,976

Daimler Chrysler Auto Trust
1.738% due 09/10/2012		4,228	4,246
5.000% due 02/08/2012		7	7

Delta Funding Home Equity Loan Trust
1.077% due 09/15/2029		210	113

Denver Arena Trust
6.940% due 11/15/2019		3,025	2,764

Discover Card Master Trust I
0.632% due 10/16/2013		400	401

Educational Services of America, Inc.
1.348% due 07/25/2023		76,484	76,771

EMC Mortgage Loan Trust
0.626% due 05/25/2040		81	65

Endurance CLO I Ltd.
0.826% due 02/15/2014		4,368	4,197

Equity One ABS, Inc.
0.816% due 11/25/2032		139	119

Fifth Third Auto Trust
4.810% due 01/15/2013		135	138

First Alliance Mortgage Loan Trust
1.017% due 03/20/2031		526	448

First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 10/25/2036		657	655
0.306% due 11/25/2036		1,398	1,382
0.316% due 10/25/2036		425	414
0.326% due 12/25/2036		1,491	1,461
0.346% due 07/25/2036		7,487	7,272
0.536% due 10/25/2035		9,440	9,217
0.626% due 12/25/2034		73	73

First NLC Trust
0.326% due 08/25/2037		2,245	1,550

FMAC Loan Receivables Trust
6.500% due 09/15/2020 (a)		13	8
7.900% due 04/15/2019		10	9

Ford Auto Securitization Trust
3.396% due 11/15/2011	CAD	26,365	25,921

Ford Credit Auto Owner Trust
1.677% due 06/15/2012		$36	36
2.000% due 12/15/2011		12,078	12,089
4.950% due 03/15/2013		25	26
5.150% due 11/15/2011		18	18

Franklin Auto Trust
1.837% due 06/20/2012		16,208	16,249

Fremont Home Loan Trust
0.316% due 01/25/2037		277	251
0.366% due 02/25/2036		157	155

GE-WMC Mortgage Securities LLC
0.296% due 08/25/2036		14	6

Globaldrive BV
4.000% due 10/20/2016	EUR	621	875

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Greenpoint Manufactured Housing
7.270% due 06/15/2029		$505	$444
8.300% due 10/15/2026		500	513

Grosvenor Place CLO BV
1.352% due 03/28/2023	EUR	127,000	156,305

GSAA Trust
0.556% due 03/25/2037		$5,583	3,019
0.556% due 05/25/2047		1,000	555

GSAMP Trust
0.326% due 10/25/2036		20	19
0.326% due 12/25/2036		681	463
0.346% due 11/25/2035		688	85
1.106% due 02/25/2047		111,423	86,729

Gulf Stream - Sextant CLO Ltd.
0.569% due 08/21/2020		10,000	9,404

Harbourmaster CLO Ltd.
1.139% due 06/15/2020	EUR	19,748	24,911

Home Equity Asset Trust
0.316% due 05/25/2037		$6,923	6,687
0.856% due 11/25/2032		154	108

Honda Auto Receivables Owner Trust
1.500% due 08/15/2011		66	66

HSBC Asset Loan Obligation
0.316% due 12/25/2036		814	702

HSBC Home Equity Loan Trust
0.407% due 03/20/2036		7,854	7,345
0.527% due 01/20/2035		1,267	1,123
0.547% due 01/20/2034		31,967	28,948
0.607% due 09/20/2033		892	827

HSI Asset Securitization Corp. Trust
0.306% due 10/25/2036		1,516	1,139
0.306% due 12/25/2036		8,461	7,814
0.316% due 05/25/2037		68	66

IMC Home Equity Loan Trust
5.910% due 07/25/2026		65	63
7.310% due 11/20/2028		29	28
7.500% due 04/25/2026		16	16
7.520% due 08/20/2028		25	25

Indymac Residential Asset-Backed Trust
0.336% due 07/25/2037		87	87

IXIS Real Estate Capital Trust
0.596% due 02/25/2036		683	613

JPMorgan Mortgage Acquisition Corp.
0.306% due 10/25/2036		1,966	1,896
0.316% due 03/25/2047		3,254	2,419
0.336% due 08/25/2036		516	154
0.336% due 03/25/2037		73	69
0.346% due 10/25/2036		164	160
0.446% due 05/25/2035		716	637

LA Arena Funding LLC
7.656% due 12/15/2026		227	236

LCM LP
0.522% due 03/21/2019		17,300	15,990

Lehman ABS Mortgage Loan Trust
0.346% due 06/25/2037		7,134	2,723

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		5,096	4,342

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	162,518	221,779

Massachusetts Educational Financing Authority
1.448% due 04/25/2038		$3,677	3,696

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Asset-Backed Securities Trust
0.306% due 01/25/2037	$169	$58
0.316% due 11/25/2036	103	103
0.336% due 05/25/2037	525	507
0.556% due 05/25/2037	37,534	33,497

Merrill Lynch First Franklin Mortgage Loan Trust
0.316% due 07/25/2037	1,525	1,514

Merrill Lynch Mortgage Investors, Inc.
0.326% due 07/25/2037	1,668	1,652
0.376% due 02/25/2037	2,538	1,772

Mesa Trust Asset-Backed Certificates
0.656% due 12/25/2031	1,615	1,289

Mid-State Trust
6.005% due 08/15/2037	12	13
6.340% due 10/15/2036	18,680	17,888
7.340% due 07/01/2035	1,089	1,141
7.791% due 03/15/2038	3,747	3,656
8.330% due 04/01/2030	12,813	13,233

Morgan Stanley ABS Capital I
0.296% due 10/25/2036	17	17
0.306% due 07/25/2036	415	157
0.306% due 11/25/2036	278	277
0.316% due 05/25/2037	628	521
0.356% due 11/25/2036	5,000	3,826
0.756% due 03/25/2033	2,511	2,092
1.056% due 07/25/2037	14,977	13,719

Morgan Stanley Home Equity Loan Trust
0.306% due 12/25/2036	4,551	4,425

Morgan Stanley IXIS Real Estate Capital Trust
0.306% due 11/25/2036	14	14
0.366% due 11/25/2036	200	91

Morgan Stanley Mortgage Loan Trust
0.326% due 01/25/2047	43	38
0.486% due 02/25/2037	1,440	664
0.616% due 04/25/2037	6,421	3,186
5.726% due 10/25/2036	2,659	1,534
5.750% due 11/25/2036	2,869	1,433
5.750% due 04/25/2037	1,922	1,447
6.000% due 07/25/2047	2,168	1,630

Mountain Capital CLO Ltd.
0.791% due 02/15/2016	71,073	68,106

MPC Natural Gas Funding Trust
6.200% due 03/15/2013	1,654	1,672

Nationstar Home Equity Loan Trust
0.316% due 03/25/2037	916	914
0.376% due 04/25/2037	593	578

Navigator CDO Ltd.
1.226% due 11/15/2015	11,884	11,561

Nelnet Student Loan Trust
1.028% due 04/27/2015	35	35
1.198% due 07/25/2018	10,000	10,095
1.428% due 10/25/2019	5,000	5,111

New Century Home Equity Loan Trust
0.516% due 06/25/2035	810	776
0.526% due 09/25/2035	14,266	13,737

Nissan Auto Receivables Owner Trust
4.280% due 06/16/2014	49	50

Novastar Home Equity Loan
0.611% due 12/25/2033	1,692	1,501

NYLIM Flatiron CLO Ltd.
0.638% due 08/08/2020	10,750	9,962

Option One Mortgage Loan Trust
0.316% due 07/25/2037	51	48
0.346% due 04/25/2037	1,190	1,165

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Park Place Securities, Inc.
0.516% due 09/25/2035	$247	$225
0.569% due 10/25/2034	110	107

Popular ABS Mortgage Pass-Through Trust
0.346% due 01/25/2037	596	593
0.346% due 06/25/2047	17,884	15,806

Primus CLO Ltd.
0.758% due 07/15/2021	478	408

Renaissance Home Equity Loan Trust
0.616% due 11/25/2034	316	253
0.756% due 12/25/2033	375	315
0.956% due 08/25/2032	104	82
5.565% due 02/25/2036	16	15

Residential Asset Mortgage Products, Inc.
0.656% due 06/25/2047	1,700	777
5.072% due 04/25/2034	4,221	4,070

Residential Asset Securities Corp.
0.326% due 02/25/2037	10	10
0.366% due 04/25/2037	68	66
0.756% due 07/25/2032	6	3

Residential Mortgage Loan Trust
1.764% due 09/25/2029	12	11

SACO I, Inc.
0.316% due 05/25/2036	3,031	2,398
0.466% due 03/25/2036	216	61
0.506% due 12/25/2035	181	62

Salomon Brothers Mortgage Securities VII, Inc.
0.816% due 09/25/2028	1,236	1,052

Saxon Asset Securities Trust
0.776% due 08/25/2032	137	134

SBI HELOC Trust
0.426% due 08/25/2036	49	49

Securitized Asset-Backed Receivables LLC Trust
0.296% due 01/25/2037	59	57
0.316% due 12/25/2036	370	129
0.386% due 05/25/2037	1,815	1,384

Security National Mortgage Loan Trust
0.546% due 10/25/2036	2,687	2,684
5.910% due 04/25/2037	1,965	1,939

SLC Student Loan Trust
1.192% due 06/15/2021	4,300	4,337

SLM Student Loan Trust
0.498% due 04/25/2017	256	256
0.498% due 07/25/2017	10,292	10,245
0.588% due 10/25/2022	2,700	2,677
0.608% due 04/25/2017	758	757
0.648% due 01/25/2017	72	72
0.828% due 01/25/2022	12,000	11,637
0.898% due 10/27/2014	306	307
0.998% due 10/27/2014	22	22
0.998% due 10/25/2017	32,500	32,705
1.048% due 10/25/2017	150	151
1.148% due 04/25/2019	700	704
1.248% due 01/25/2019	40,000	40,569
1.398% due 07/25/2023	700	709
1.492% due 12/15/2033	30,800	31,409
1.598% due 10/25/2016	2,000	2,033
1.598% due 07/25/2023	5,000	5,091
1.798% due 01/25/2018	1,490	1,537
1.998% due 04/25/2023	1,136,499	1,177,521
2.177% due 08/15/2016	47,339	47,352
2.198% due 07/25/2023	2,100	2,204
2.907% due 12/16/2019	42,483	42,534

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Soundview Home Equity Loan Trust
0.316% due 11/25/2036		$1,521	$714
0.336% due 06/25/2037		1,141	1,001
0.556% due 11/25/2035		15	14

South Carolina Student Loan Corp.
0.847% due 03/01/2018		2,844	2,814
1.047% due 03/02/2020		700	695
1.297% due 09/03/2024		600	594

Specialty Underwriting & Residential Finance
0.316% due 01/25/2038		1,569	1,410
0.356% due 11/25/2037		2,628	2,145
0.936% due 01/25/2034		23	18

Stony Hill CDO III Ltd.
0.756% due 10/15/2013		4,942	4,704

Structured Asset Investment Loan Trust
0.306% due 07/25/2036		106	106
0.956% due 04/25/2033		2,194	1,858

Structured Asset Securities Corp.
0.306% due 09/25/2036		6	6
0.306% due 10/25/2036		83	82
0.336% due 01/25/2037		5,833	5,671
0.356% due 01/25/2037		150	107
0.406% due 05/25/2037		1,939	1,745
0.466% due 09/25/2035		2,551	2,523
0.546% due 01/25/2033		5,254	4,777
0.556% due 06/25/2035		5,894	3,995
0.656% due 05/25/2034		21	19
1.756% due 04/25/2035		23,769	17,738
4.910% due 06/25/2033		76	70

Symphony CLO Ltd.
0.616% due 05/15/2019		82,500	75,558

Truman Capital Mortgage Loan Trust
0.596% due 01/25/2034		19	19

WaMu Asset-Backed Certificates
0.306% due 01/25/2037		3,952	3,617

Wells Fargo Home Equity Trust
0.496% due 10/25/2035		39	39
0.506% due 12/25/2035		13,684	13,545

WMC Mortgage Loan Pass-Through Certificates
0.937% due 05/15/2030		1,920	1,793
1.157% due 10/15/2029		155	154

Wood Street CLO BV
1.388% due 03/29/2021	EUR	48,703	59,751

Total Asset-Backed Securities (Cost $2,962,157)			2,986,467

SOVEREIGN ISSUES 4.1%

1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015		$30,000	31,766

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	46,200	63,056
5.500% due 07/12/2020		$3,200	3,468

Banque Centrale de Tunisie S.A.
7.375% due 04/25/2012		4,220	4,600

Brazil Government International Bond
5.625% due 01/07/2041		14,000	15,435
5.875% due 01/15/2019		7,800	9,184
6.000% due 01/17/2017		11,000	12,870
7.875% due 03/07/2015		28,000	34,510
8.000% due 01/15/2018		4,166	5,002

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	6,462,222	$3,751,703
10.000% due 01/01/2013		190,000	108,128
10.000% due 01/01/2014		134,000	75,214
10.000% due 01/01/2017		2,055,854	1,124,139

Canada Government Bond
2.000% due 12/01/2014	CAD	1,419,700	1,390,416
2.500% due 09/01/2013		567,300	566,101
2.500% due 06/01/2015		400,000	399,067
3.000% due 12/01/2015		185,300	188,778
3.500% due 06/01/2020		67,000	69,265
3.750% due 09/01/2011		1,250	1,242
4.500% due 06/01/2015		212,600	230,589

Canada Housing Trust No. 1
3.350% due 12/15/2020		126,100	124,774
3.750% due 03/15/2020		35,000	35,993

Chile Government International Bond
5.500% due 01/15/2013		$50	55

China Development Bank Corp.
5.000% due 10/15/2015		24,200	27,236

China Government International Bond
4.750% due 10/29/2013		50	55

Colombia Government International Bond
7.375% due 01/27/2017		2,000	2,475
8.125% due 05/21/2024		10	13
8.250% due 12/22/2014		10,010	12,287

Export-Import Bank of China
4.875% due 07/21/2015		28,300	31,562

Export-Import Bank of Korea
0.754% due 10/04/2011		88,600	88,701
5.125% due 06/29/2020		109,900	118,777
5.875% due 01/14/2015		5,560	6,227
8.125% due 01/21/2014		32,000	37,623

Hydro Quebec
0.525% due 09/29/2049		5,600	4,033

Indonesia Government International Bond
6.750% due 03/10/2014		5,000	5,681
7.250% due 04/20/2015		37	44
7.500% due 01/15/2016		9,080	11,063

Israel Government International Bond
5.500% due 11/09/2016		57	66

Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021	EUR	50,514	67,601

Korea Development Bank
8.000% due 01/23/2014		$27,800	32,550

Korea Expressway Corp.
5.125% due 05/20/2015		100	108

Korea Government Bond
4.875% due 09/22/2014		103	113

Korea Housing Finance Corp.
4.125% due 12/15/2015 (m)		59,600	62,683

Malaysia Government International Bond
7.500% due 07/15/2011		100	105

Mexico Government International Bond
4.250% due 07/14/2017	EUR	9,900	13,740
5.875% due 02/17/2014		$2,700	3,064
5.950% due 03/19/2019		98,300	115,847
6.050% due 01/11/2040		145,200	166,980
6.625% due 03/03/2015		10,000	11,800
6.750% due 09/27/2034		317	396
7.500% due 04/08/2033		5,650	7,515
8.125% due 12/30/2019		25	34

New Zealand Government Bond
6.000% due 11/15/2011	NZD	820	618

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Panama Government International Bond
6.700% due 01/26/2036		$18,062	$22,261
7.250% due 03/15/2015		34,700	41,640
9.375% due 04/01/2029		15,000	22,800

Poland Government International Bond
5.000% due 10/19/2015		100	110
6.250% due 07/03/2012		47	51
6.375% due 07/15/2019		36	43

Province of British Columbia Canada
3.700% due 12/18/2020	CAD	10,000	9,899

Province of Ontario Canada
1.875% due 09/15/2015		$72,800	73,264
4.200% due 06/02/2020	CAD	50,000	51,156
4.600% due 06/02/2039		122,060	126,341
4.650% due 06/02/2041		32,000	33,597
4.700% due 06/02/2037		48,400	50,520
5.450% due 04/27/2016		$800	946
5.600% due 06/02/2035	CAD	25,000	29,318
5.850% due 03/08/2033		165,000	197,606
6.200% due 06/02/2031		5,000	6,193
6.500% due 03/08/2029		25,000	31,627
7.600% due 06/02/2027		20,000	27,609

Province of Quebec Canada
4.500% due 12/01/2020		100,000	104,128
4.625% due 05/14/2018		$1,000	1,141

Qatar Government International Bond
4.000% due 01/20/2015		85,000	90,100
5.250% due 01/20/2020		85,000	93,925
6.400% due 01/20/2040		110,000	131,450

Russia Government International Bond
7.500% due 03/31/2030		9,035	10,813

Societe Financement de l’Economie Francaise
0.726% due 07/16/2012		1,000	1,003
2.125% due 05/20/2012	EUR	100	139
3.375% due 05/05/2014		$79,400	85,497

South Africa Government International Bond
5.875% due 05/30/2022		100	116
6.500% due 06/02/2014		27,000	30,848
6.875% due 05/27/2019		5,000	6,138

Total Sovereign Issues (Cost $9,605,955)			10,354,631

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011		446,800	3,838

CONSUMER DISCRETIONARY 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032		8,212,560	64,461
6.250% due 07/15/2033		475,440	3,779

			68,240
Total Convertible Preferred Securities (Cost $31,482)			72,078

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Citigroup, Inc.
6.150% due 12/15/2012		1,974,000	29,514

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	SHARES	MARKET VALUE (000S)

SLM Corp.
3.148% due 03/15/2017	4,700	$84

		29,598

Total Preferred Securities (Cost $31,160)

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 20.1%

CERTIFICATES OF DEPOSIT 0.1%

Australia & New Zealand Banking Group Ltd.
0.258% due 10/07/2010	$35,000	34,999

Barclays Bank PLC
1.392% due 12/16/2011	163,000	163,040

		198,039

COMMERCIAL PAPER 0.0%

Freddie Mac
0.246% due 10/13/2010	1,000	1,000

REPURCHASE AGREEMENTS 7.2%

Banc of America Securities LLC
0.210% due 10/12/2010	250,000	250,000
(Dated 09/20/2010. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2019 valued at $262,146. Repurchase proceeds are $250,001.)

Barclays Capital, Inc.
0.160% due 10/06/2010	235,000	235,000
(Dated 09/28/2010. Collateralized by U.S. Treasury Notes 1.125% - 1.375% due 09/15/2012 -12/15/2012 valued at $239,853. Repurchase proceeds are $235,001.)
0.170% due 10/04/2010	330,600	330,600
(Dated 09/27/2010. Collateralized by Fannie Mae 0.246% -6.625% due 07/26/2012 - 11/15/2030 valued at $337,672 Repurchase proceeds are $330,602.)
0.190% due 10/06/2010	500,000	500,000
(Dated 09/23/2010. Collateralized by U.S. Treasury Notes 1.375% due 09/15/2012 valued at $510,424. Repurchase proceeds are $500,003.)
0.190% due 10/18/2010	500,000	500,000

(Dated 09/23/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $251,824 and U.S. Treasury Notes 1.000% due 07/31/2011 valued at $255,068. Repurchase proceeds are $500,003.)

0.200% due 10/15/2010	290,000	290,000
(Dated 09/14/2010. Collateralized by Fannie Mae 1.250% due 08/16/2013 valued at $275,629 and Freddie Mac 5.000% due 04/08/2030 valued at $20,524 Repurchase proceeds are $290,002.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.200% due 10/18/2010	$500,000	$500,000

(Dated 09/14/2010. Collateralized by Fannie Mae 5.000% due 03/15/2016 valued at $50,508; Federal Farm Credit Bank 1.875% due 09/14/2015 valued at $45,330; Federal Home Loan Bank 0.360% - 4.875% due 03/28/2011 - 07/08/2030 valued at $137,845; and Freddie Mac 2.500% - 4.500% due 01/15/2014 - 08/18/2017 valued at $276,451. Repurchase proceeds are $500,003.)

0.200% due 10/18/2010	500,000	500,000
(Dated 09/23/2010. Collateralized by U.S. Treasury Notes 0.625% due 06/30/2012 valued at $510,534. Repurchase proceeds are $500,003.)
0.200% due 10/18/2010	1,000,000	1,000,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 0.625% - 3.625% due 06/30/2012 - 08/15/2019 valued at $1,019,046. Repurchase proceeds are $1,000,006.)
0.200% due 10/19/2010	1,000,000	1,000,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.875% - 3.500% due 06/30/2015 - 05/15/2020 valued at $1,023,793. Repurchase proceeds are $1,000,006.)
0.210% due 10/15/2010	500,000	500,000

(Dated 09/01/2010. Collateralized by Fannie Mae 1.750% - 5.250% due 08/01/2012 - 04/15/2014 valued at $137,546; Federal Farm Credit Bank 2.840% due 05/19/2014 valued at $56,116; Federal Home Loan Bank 2.000% due 09/14/2012 valued at $76,037; and Freddie Mac 2.800% - 4.125% due 09/27/2013 - 08/18/2017 valued at $239,369. Repurchase proceeds are $500,003.)

0.220% due 10/05/2010	1,000,000	1,000,000
(Dated 08/27/2010. Collateralized by U.S. Treasury Bonds 6.750% due 08/15/2026 valued at $1,013,970. Repurchase proceeds are $1,000,006.)
0.220% due 10/08/2010	888,300	888,300
(Dated 09/16/2010. Collateralized by U.S. Treasury Notes 3.500% due 02/15/2018 valued at $921,172. Repurchase proceeds are $888,305.)
0.250% due 10/01/2010	95,500	95,500
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $97,404. Repurchase proceeds are $95,501.)

Citigroup Global Markets, Inc.
0.220% due 10/08/2010	250,000	250,000
(Dated 09/24/2010. Collateralized by Freddie Mac 4.000% due 07/01/2024 valued at $262,588. Repurchase proceeds are $250,002.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.220% due 10/18/2010	$50,000	$50,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.000% due 07/15/2013 valued at $51,120. Repurchase proceeds are $50,000.)
0.250% due 10/01/2010	41,000	41,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Bills 0.260% due 09/22/2011 valued at $41,825. Repurchase proceeds are $41,000.)

Credit Suisse Securities (USA) LLC
0.170% due 10/06/2010	31,200	31,200
(Dated 09/28/2010. Collateralized by U.S. Treasury Notes 0.875% due 05/31/2011 valued at $31,907. Repurchase proceeds are $31,200.)

Goldman Sachs & Co.
0.230% due 10/07/2010	300,000	300,000

(Dated 09/16/2010. Collateralized by Fannie Mae 4.000% - 5.500% due 06/01/2024 - 08/01/2037 valued at $179,937; Freddie Mac 5.000% due 08/01/2039 valued at $85,432; and Ginnie Mae 5.000% due 03/15/2038 valued at $44,883. Repurchase proceeds are $300,002.)

Greenwich Capital Markets, Inc.
0.210% due 10/04/2010	250,000	250,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $255,332. Repurchase proceeds are $250,001.)

JPMorgan Chase Bank N.A.
0.190% due 10/08/2010	525,000	525,000
(Dated 09/28/2010. Collateralized by U.S. Treasury Notes 1.125% - 1.375% due 06/30/2011 - 01/15/2013 valued at $536,019. Repurchase proceeds are $525,003.)
0.260% due 10/01/2010	1,300	1,300
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $1,375. Repurchase proceeds are $1,300.)

Morgan Stanley
0.180% due 10/05/2010	1,000,000	1,000,000
(Dated 09/28/2010. Collateralized by U.S. Treasury Notes 2.625% - 3.625% due 07/31/2014 - 02/15/2020 valued at $1,022,604. Repurchase proceeds are $1,000,005.)
0.200% due 10/01/2010	2,983,200	2,983,200

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.750% -3.625% due 05/31/2012 - 02/15/2020 valued at $2,028,539; U.S. Treasury Bonds 4.250% due 05/15/2039 valued at $921,002. Repurchase proceeds are $2,983,217.)

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.200% due 10/06/2010	$500,000	$500,000
(Dated 09/23/2010. Collateralized by U.S. Treasury Notes 3.500% due 05/15/2020 valued at $512,169. Repurchase proceeds are $500,003.)
0.200% due 10/06/2010	500,000	500,000
(Dated 09/27/2010. Collateralized by U.S. Treasury Notes 1.000% - 1.375% due 03/31/2012 - 10/15/2012 valued at $509,683. Repurchase proceeds are $500,003.)
0.210% due 10/04/2010	500,000	500,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.125% due 06/15/2013 valued at $511,040. Repurchase proceeds are $500,003.)
0.210% due 10/06/2010	400,000	400,000
(Dated 09/22/2010. Collateralized by U.S. Treasury Notes 1.375% - 3.625% due 03/15/2013 - 02/15/2020 valued at $409,443. Repurchase proceeds are $400,002.)
0.210% due 10/12/2010	600,000	600,000
(Dated 09/01/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% - 2.375% due 01/15/2014 - 01/15/2027 valued at $618,499. Repurchase proceeds are $600,004.)
0.210% due 10/12/2010	250,000	250,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2019 valued at $257,057. Repurchase proceeds are $250,001.)
0.210% due 10/12/2010	53,000	53,000
(Dated 09/27/2010. Collateralized by U.S. Treasury Notes 1.750% due 08/15/2012 valued at $54,187. Repurchase proceeds are $53,000.)
0.230% due 10/15/2010	1,500,000	1,500,000
(Dated 09/15/2010. Collateralized by U.S. Treasury Notes 2.125% - 3.625% due 02/28/2015 - 02/15/2020 valued at $1,546,653. Repurchase proceeds are $1,500,010.)
0.240% due 10/19/2010	307,000	307,000
(Dated 09/15/2010. Collateralized by Ginnie Mae 5.500% due 10/20/2039 - 07/20/2040 valued at $316,953. Repurchase proceeds are $307,002.)
0.250% due 10/01/2010	222,400	222,400
(Dated 09/30/2010. Collateralized by Freddie Mac 5.135% due 03/21/2007 valued at $228,034. Repurchase proceeds are $222,402.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	162,076	162,076
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $165,321. Repurchase proceeds are $162,076.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TD Securities (USA) LLC
0.220% due 10/05/2010		$156,600	$156,600
(Dated 09/27/2010. Collateralized by U.S. Treasury Notes 0.750% - 1.750% due 10/31/2011 - 11/30/2011 valued at $159,930. Repurchase proceeds are $156,601.)

			18,172,176

JAPAN TREASURY BILLS 3.1%
0.108% due 11/01/2010 - 12/06/2010 (f)	JPY	666,850,000	7,986,810

U.S. TREASURY BILLS 0.1%
0.109% due 10/07/2010 - 10/21/2010 (f)(k)		$218,457	218,449

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (i) 9.6%
		2,413,794,186	24,181,390

Total Short-Term Instruments (Cost $50,578,978)			50,757,864

Total Investments 113.9% (Cost $276,527,279)			$287,350,477

Written Options (p) (0.3%) (Premiums $738,837)			(756,016)

Other Assets and Liabilities (Net) (13.6%)			(34,268,170)

Net Assets 100.0%			$252,326,291

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	When-Issued security.
(e)	Payment in-kind bond security.
(f)	Coupon represents a weighted average yield.
(g)	Security becomes interest bearing at a future date.
(h)	Principal amount of security is adjusted for inflation.
(i)	Affiliated to the Fund.
(j)	Securities with an aggregate market value of $113,270 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(k)	Securities with an aggregate market value of $561,172 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(l)	Securities with an aggregate market value of $340,120 and cash of $5,500 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.
(m)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $519,524 at a weighted average interest rate of -0.062%. On September 30, 2010, securities valued at $1,175,466 were pledged as collateral for reverse repurchase agreements.
(n)	Securities with an aggregate market value of $441,806 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	112,647	$208,404
90-Day Eurodollar December Futures	Long	12/2011	9,962	5,941
90-Day Eurodollar June Futures	Long	06/2011	50,056	35,402
90-Day Eurodollar June Futures	Long	06/2012	9,962	8,476
90-Day Eurodollar March Futures	Long	03/2011	137,170	94,252
90-Day Eurodollar March Futures	Long	03/2012	9,962	7,271
90-Day Eurodollar September Futures	Long	09/2011	16,851	9,530
U.S. Treasury 5-Year Note December Futures	Long	12/2010	12,914	8,398
U.S. Treasury 10-Year Note December Futures	Long	12/2010	101,056	75,718

				$453,392

(o)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2010(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Anadarko Finance Co.	BOA	(0.900%)	06/20/2011	0.563%	$	8,880	$(24)	$0	$(24)
Anadarko Petroleum Corp.	CITI	(0.330%)	03/20/2012	1.084%		1,800	20	62	(42)
Arrow Electronics, Inc.	GSC	(1.000%)	12/20/2019	2.181%		15,000	1,330	0	1,330
Avnet, Inc.	DUB	(1.000%)	09/20/2016	1.899%		2,000	97	37	60
Barrick Gold Finance Co.	JPM	(0.530%)	12/20/2016	0.763%		8,800	119	0	119
Block Financial LLC	BOA	(1.550%)	03/20/2013	4.070%		32,100	1,837	(113)	1,950
Block Financial LLC	CSFB	(1.110%)	03/20/2013	4.070%		6,000	405	0	405
Block Financial LLC	DUB	(1.050%)	03/20/2013	4.070%		5,000	344	0	344
Block Financial LLC	JPM	(1.270%)	03/20/2013	4.070%		4,500	287	0	287
Brunswick Corp.	BOA	(4.100%)	09/20/2013	3.551%		18,000	(298)	0	(298)
CBS Corp.	JPM	(0.590%)	09/20/2012	0.546%		15,000	(16)	0	(16)
Centex Corp.	BCLY	(1.000%)	06/20/2016	1.856%		4,000	177	37	140
Centex Corp.	BNP	(1.000%)	06/20/2016	1.856%		12,500	552	119	433
Centex Corp.	BOA	(1.000%)	06/20/2015	1.735%		4,500	145	148	(3)
Centex Corp.	DUB	(1.000%)	12/20/2010	0.808%		3,100	(2)	0	(2)
Centex Corp.	DUB	(1.000%)	03/20/2011	0.808%		2,500	(3)	1	(4)
Centex Corp.	DUB	(1.000%)	12/20/2017	1.937%		2,500	146	(9)	155
Centex Corp.	GSC	(1.000%)	06/20/2014	1.565%		1,500	30	20	10
Centex Corp.	GSC	(1.000%)	06/20/2016	1.856%		3,120	138	0	138
CNA Financial Corp.	BCLY	(1.390%)	12/20/2014	2.222%		10,000	323	1,209	(886)
CNA Financial Corp.	BOA	(0.690%)	12/20/2014	2.222%		10,300	619	0	619
CNA Financial Corp.	BOA	(4.170%)	12/20/2014	2.222%		8,000	(623)	0	(623)
CNA Financial Corp.	BOA	(3.360%)	09/20/2016	2.425%		6,250	(314)	0	(314)
CNA Financial Corp.	CITI	(0.470%)	12/20/2014	2.222%		10,200	702	0	702
Con-way, Inc.	BOA	(1.834%)	03/20/2018	2.731%		19,000	1,045	1,663	(618)
Coventry Health Care, Inc.	DUB	(1.000%)	03/20/2015	2.876%		7,500	566	684	(118)
CRH America, Inc.	CITI	(2.590%)	09/20/2018	2.752%		10,000	97	0	97
CSX Corp.	DUB	(1.550%)	06/20/2017	0.612%		11,200	(671)	38	(709)
Cytec Industries, Inc.	CITI	(1.000%)	09/20/2017	1.466%		4,700	136	431	(295)

Cytec Industries, Inc.	DUB	(1.000%)	09/20/2017	1.466%	2,300	67	198	(131)
Cytec Industries, Inc.	JPM	(1.000%)	09/20/2013	0.867%	2,000	(8)	46	(54)
Deluxe Corp.	DUB	(1.000%)	12/20/2014	3.697%	6,200	626	574	52
Domtar Corp.	SOG	(5.000%)	09/20/2016	2.197%	31,500	(4,783)	(3,957)	(826)
DR Horton, Inc.	BCLY	(1.000%)	06/20/2016	2.840%	26,000	2,390	1,623	767
DR Horton, Inc.	BNP	(1.000%)	03/20/2016	2.818%	10,000	876	783	93
DR Horton, Inc.	BNP	(1.000%)	06/20/2016	2.840%	21,500	1,976	1,597	379
DR Horton, Inc.	DUB	(1.000%)	03/20/2016	2.818%	3,700	324	373	(49)
DR Horton, Inc.	DUB	(1.000%)	06/20/2016	2.840%	4,500	414	472	(58)
DR Horton, Inc.	GSC	(1.000%)	03/20/2014	2.360%	5,000	222	335	(113)
DR Horton, Inc.	GSC	(1.000%)	09/20/2014	2.494%	3,000	165	163	2
DR Horton, Inc.	JPM	(1.000%)	03/20/2015	2.619%	10,000	660	537	123
ERAC USA Finance LLC	JPM	(2.700%)	12/20/2012	0.548%	10,000	(487)	789	(1,276)
Expedia, Inc.	RBS	(4.250%)	09/20/2016	1.729%	16,500	(2,292)	0	(2,292)
FBG Finance Ltd.	BCLY	(2.140%)	12/20/2014	0.765%	6,000	(342)	0	(342)
Fortune Brands, Inc.	DUB	(1.000%)	03/20/2020	1.557%	12,000	529	416	113
Frontier Communications Corp.	BCLY	(5.000%)	03/20/2013	2.114%	10,000	(709)	(602)	(107)
Hanson Ltd.	BCLY	(1.000%)	09/20/2016	2.296%	20,000	1,372	3,056	(1,684)
Hanson Ltd.	BNP	(1.000%)	03/20/2013	1.600%	15,000	213	68	145
Hanson Ltd.	BNP	(1.000%)	09/20/2016	2.246%	33,000	2,180	1,130	1,050
Hanson Ltd.	BNP	(1.000%)	09/20/2016	2.296%	20,000	1,372	553	819
HCP, Inc.	CITI	(5.000%)	03/20/2018	1.897%	4,500	(908)	(742)	(166)
HCP, Inc.	CSFB	(0.530%)	09/20/2011	1.132%	7,350	42	0	42
HCP, Inc.	DUB	(3.860%)	03/20/2018	1.937%	20,000	(2,501)	1,296	(3,797)
HCP, Inc.	JPM	(0.610%)	09/20/2011	1.132%	3,200	16	0	16
HCP, Inc.	MLP	(0.650%)	09/20/2016	1.886%	13,500	896	0	896
Health Care REIT, Inc.	BCLY	(3.310%)	06/20/2015	1.484%	5,000	(412)	0	(412)
Health Management Associates, Inc.	BCLY	(1.000%)	06/20/2016	3.694%	8,000	1,052	656	396
Health Management Associates, Inc.	BCLY	(5.000%)	06/20/2016	3.694%	7,000	(458)	(801)	343
Host Hotels & Resorts LP	DUB	(1.000%)	06/20/2012	1.741%	44,500	550	945	(395)
iStar Financial, Inc.	BCLY	(0.400%)	03/20/2012	26.387%	10,000	2,236	0	2,236
iStar Financial, Inc.	MSC	(0.600%)	12/20/2013	20.696%	10,000	2,674	0	2,674
JC Penney Corp., Inc.	BCLY	(1.000%)	09/20/2012	1.385%	3,000	22	10	12
JC Penney Corp., Inc.	DUB	(1.000%)	09/20/2012	1.385%	400	3	4	(1)
Jones Apparel Group, Inc.	DUB	(1.000%)	12/20/2014	1.808%	44,710	1,427	1,423	4
KB Home	BCLY	(5.000%)	03/20/2015	4.383%	21,600	(553)	(1,584)	1,031
KB Home	BCLY	(5.000%)	06/20/2015	4.468%	12,300	(285)	(936)	651
KB Home	BNP	(1.000%)	06/20/2015	4.468%	5,000	704	465	239
KB Home	DUB	(1.000%)	03/20/2014	3.999%	3,000	285	249	36
KB Home	DUB	(1.000%)	03/20/2015	4.383%	5,000	658	491	167
KB Home	DUB	(5.000%)	03/20/2015	4.383%	2,500	(64)	(194)	130
KB Home	GSC	(1.000%)	03/20/2014	3.999%	7,000	666	329	337
KeySpan Corp.	JPM	(0.450%)	06/20/2013	0.301%	6,900	(29)	65	(94)
Kinder Morgan, Inc.	DUB	(1.000%)	03/20/2016	1.759%	2,000	76	94	(18)
Kinder Morgan, Inc.	MSC	(1.000%)	03/20/2016	1.759%	13,300	505	670	(165)
Lennar Corp.	BCLY	(5.000%)	06/20/2015	4.122%	11,000	(413)	(888)	475
Lennar Corp.	BNP	(5.000%)	03/20/2013	2.998%	9,000	(441)	(571)	130
Lennar Corp.	BNP	(5.000%)	09/20/2014	3.815%	22,000	(967)	(1,448)	481
Lennar Corp.	BNP	(1.000%)	06/20/2015	4.122%	20,000	2,556	2,099	457
Lennar Corp.	DUB	(0.785%)	12/20/2011	1.832%	9,000	112	0	112
Lennar Corp.	DUB	(1.000%)	03/20/2013	2.998%	6,800	320	262	58
Lennar Corp.	DUB	(1.000%)	06/20/2015	4.122%	3,500	447	366	81
Lennar Corp.	DUB	(5.000%)	06/20/2015	4.122%	5,000	(188)	(440)	252
Lennar Corp.	GSC	(1.000%)	12/20/2011	1.808%	9,000	86	225	(139)
Lennar Corp.	GSC	(1.000%)	09/20/2014	3.815%	4,500	452	483	(31)
Lennar Corp.	GSC	(5.000%)	06/20/2015	4.122%	4,000	(150)	(235)	85
Lennar Corp.	GSC	(1.000%)	06/20/2016	4.352%	4,000	633	478	155
Lexmark International, Inc.	BOA	(1.400%)	06/20/2018	1.826%	13,000	365	0	365
Lexmark International, Inc.	CITI	(3.320%)	06/20/2013	1.125%	5,590	(335)	0	(335)
Lexmark International, Inc.	JPM	(1.190%)	06/20/2013	1.125%	15,880	(33)	0	(33)
Liberty Mutual Group, Inc.	BOA	(1.390%)	03/20/2014	2.267%	7,600	215	836	(621)
Limited Brands, Inc.	BNP	(1.000%)	12/20/2014	1.768%	1,250	38	96	(58)
Limited Brands, Inc.	BNP	(1.000%)	09/20/2017	2.232%	22,000	1,639	1,835	(196)
Limited Brands, Inc.	BOA	(1.000%)	12/20/2014	1.768%	5,000	153	216	(63)
Limited Brands, Inc.	BOA	(1.000%)	09/20/2017	2.232%	10,000	745	907	(162)
Limited Brands, Inc.	BOA	(1.000%)	06/20/2019	2.369%	20,400	1,989	1,603	386
Limited Brands, Inc.	DUB	(1.000%)	09/20/2017	2.232%	7,600	566	798	(232)
Limited Brands, Inc.	DUB	(4.800%)	09/20/2017	2.302%	43,000	(6,564)	0	(6,564)
Limited Brands, Inc.	JPM	(2.850%)	09/20/2017	2.302%	2,700	(92)	150	(242)
Limited Brands, Inc.	RBS	(4.500%)	09/20/2017	2.302%	18,700	(2,513)	0	(2,513)
Macy’s Retail Holdings, Inc.	BCLY	(6.780%)	09/20/2015	1.827%	11,810	(2,736)	0	(2,736)
Macy’s Retail Holdings, Inc.	BCLY	(7.150%)	09/20/2015	1.827%	10,000	(2,489)	0	(2,489)
Macy’s Retail Holdings, Inc.	BNP	(1.000%)	03/20/2012	0.908%	57,400	(95)	656	(751)
Macy’s Retail Holdings, Inc.	BNP	(1.000%)	09/20/2012	1.054%	13,000	10	68	(58)
Macy’s Retail Holdings, Inc.	BNP	(1.000%)	09/20/2015	1.775%	9,000	321	371	(50)
Macy’s Retail Holdings, Inc.	BOA	(1.000%)	03/20/2012	0.908%	15,000	(25)	144	(169)
Macy’s Retail Holdings, Inc.	BOA	(6.870%)	03/20/2012	0.949%	7,000	(625)	0	(625)
Macy’s Retail Holdings, Inc.	BOA	(2.430%)	03/20/2013	1.226%	5,000	(150)	433	(583)
Macy’s Retail Holdings, Inc.	BOA	(1.000%)	09/20/2015	1.775%	3,800	136	423	(287)
Macy’s Retail Holdings, Inc.	BOA	(7.060%)	09/20/2015	1.827%	8,000	(1,958)	0	(1,958)
Macy’s Retail Holdings, Inc.	DUB	(1.000%)	03/20/2013	1.188%	16,800	72	328	(256)
Macy’s Retail Holdings, Inc.	MSC	(2.470%)	09/20/2015	1.827%	10,000	(306)	1,103	(1,409)
Macy’s Retail Holdings, Inc.	RBS	(1.000%)	12/20/2016	1.939%	15,000	784	709	75

Macy’s Retail Holdings, Inc.	RBS	(2.640%)	09/20/2017	2.065%		22,500	(809)	1,376	(2,185)
Manpower, Inc.	GSC	(2.500%)	06/20/2013	1.411%	EUR	45,500	(1,834)	(2,684)	850
Marks & Spencer PLC	RBS	(0.950%)	12/20/2017	1.693%		$2,200	103	400	(297)
Marriott International, Inc.	BOA	(1.650%)	06/20/2017	1.291%		10,000	(226)	2,739	(2,965)
Marriott International, Inc.	BOA	(1.730%)	06/20/2017	1.291%		1,400	(38)	137	(175)
Marriott International, Inc.	CITI	(0.260%)	06/20/2012	0.627%		15,000	94	0	94
Marsh & McLennan Cos., Inc.	DUB	(1.000%)	06/20/2019	1.443%		15,300	504	0	504
Masco Corp.	BNP	(1.000%)	09/20/2012	1.846%		18,100	291	196	95
Masco Corp.	CITI	(4.240%)	03/20/2017	3.059%		9,020	(595)	0	(595)
Masco Corp.	DUB	(1.000%)	09/20/2012	1.846%		15,000	241	360	(119)
Masco Corp.	DUB	(1.000%)	06/20/2015	2.732%		4,000	296	270	26
Masco Corp.	DUB	(1.000%)	12/20/2016	2.943%		1,000	103	110	(7)
Masco Corp.	GSC	(1.000%)	09/20/2012	1.846%		5,200	84	54	30
Masco Corp.	GSC	(1.000%)	03/20/2017	2.960%		3,000	323	269	54
Masco Corp.	JPM	(1.000%)	09/20/2012	1.846%		5,400	87	80	7
Masco Corp.	JPM	(1.000%)	06/20/2015	2.732%		5,000	370	232	138
Masco Corp.	MSC	(0.580%)	09/20/2012	1.893%		5,000	126	0	126
Masco Corp.	MSC	(1.000%)	09/20/2012	1.846%		12,000	193	327	(134)
Masco Corp.	MSC	(0.680%)	09/20/2013	2.243%		10,000	443	0	443
Masco Corp.	UBS	(4.650%)	12/20/2016	3.041%		10,000	(870)	0	(870)
Maytag Corp.	JPM	(0.460%)	06/20/2015	0.573%		10,000	50	0	50
MDC Holdings, Inc.	BNP	(1.250%)	12/20/2014	1.813%		9,000	198	0	198
MDC Holdings, Inc.	BOA	(1.000%)	12/20/2014	1.763%		3,000	90	0	90
MDC Holdings, Inc.	MLP	(1.350%)	12/20/2012	1.313%		10,500	(13)	0	(13)
Motorola, Inc.	DUB	(1.000%)	12/20/2011	0.300%		8,400	(75)	99	(174)
Motorola, Inc.	DUB	(1.000%)	12/20/2012	0.407%		9,100	(123)	269	(392)
Nabors Industries, Inc.	BCLY	(2.710%)	03/20/2018	1.648%		2,400	(170)	0	(170)
Nabors Industries, Inc.	CITI	(1.000%)	03/20/2018	1.603%		7,900	311	70	241
Nabors Industries, Inc.	CITI	(1.050%)	03/20/2018	1.648%		11,700	456	0	456
Nabors Industries, Inc.	DUB	(0.630%)	03/20/2018	1.648%		5,200	347	721	(374)
Nabors Industries, Inc.	DUB	(0.900%)	03/20/2018	1.648%		9,000	440	0	440
New Albertsons, Inc.	DUB	(1.000%)	03/20/2011	3.347%		39,900	426	402	24
New York Times Co.	BNP	(1.000%)	03/20/2015	2.449%		11,300	674	684	(10)
New York Times Co.	DUB	(5.000%)	03/20/2015	2.449%		10,630	(1,139)	(952)	(187)
New York Times Co.	GSC	(1.000%)	03/20/2015	2.449%		5,000	298	235	63
Office Depot, Inc.	BOA	(5.000%)	09/20/2013	4.523%		10,000	(145)	(180)	35
Office Depot, Inc.	DUB	(5.000%)	09/20/2013	4.523%		37,000	(537)	524	(1,061)
Office Depot, Inc.	GSC	(5.000%)	09/20/2013	4.523%		10,000	(145)	64	(209)
Office Depot, Inc.	SOG	(5.000%)	09/20/2013	4.523%		16,000	(232)	(849)	617
ONEOK Partners LP	JPM	(0.660%)	12/20/2016	1.270%		10,200	355	0	355
Packaging Corp. of America	CSFB	(0.940%)	09/20/2013	1.272%		10,000	94	0	94
Pactiv Corp.	MSC	(5.000%)	06/20/2017	5.220%		9,800	95	(677)	772
Pearson Dollar Finance PLC	BCLY	(0.610%)	06/20/2013	0.360%		25,000	(175)	0	(175)
Pearson Dollar Finance PLC	BCLY	(0.730%)	06/20/2018	0.638%		7,000	(48)	0	(48)
Pearson Dollar Finance PLC	BCLY	(0.770%)	06/20/2018	0.638%		10,000	(97)	0	(97)
Pearson Dollar Finance PLC	DUB	(0.720%)	06/20/2018	0.638%		11,000	(67)	0	(67)
Pearson Dollar Finance PLC	JPM	(0.830%)	06/20/2014	0.450%		5,000	(71)	5	(76)
Pioneer Natural Resources Co.	MSC	(1.000%)	09/20/2016	1.917%		20,835	1,022	1,533	(511)
PMI Group, Inc.	JPM	(0.460%)	09/20/2016	7.590%		9,500	2,785	0	2,785
ProLogis	CITI	(1.000%)	06/20/2012	2.536%		10,500	269	223	46
Pulte Group, Inc.	BNP	(1.000%)	03/20/2013	2.253%		10,250	304	180	124
Pulte Group, Inc.	BNP	(1.000%)	03/20/2014	2.599%		35,000	1,814	1,578	236
Pulte Group, Inc.	DUB	(1.000%)	09/20/2011	1.660%		15,400	94	57	37
Reed Elsevier Capital, Inc.	MLP	(0.290%)	06/20/2012	0.376%		5,000	7	0	7
Rexam PLC	BCLY	(1.450%)	06/20/2013	1.035%		12,500	(145)	981	(1,126)
Rexam PLC	RBS	(1.450%)	06/20/2013	1.035%		4,000	(46)	273	(319)
Rohm and Haas Co.	BNP	(1.000%)	09/20/2017	0.815%		30,000	(369)	(437)	68
Rohm and Haas Co.	BNP	(1.600%)	09/20/2017	0.830%		4,665	(235)	0	(235)
Rohm and Haas Co.	BOA	(0.700%)	09/20/2017	0.830%		13,425	110	0	110
Rohm and Haas Co.	BOA	(1.000%)	09/20/2017	0.815%		1,500	(18)	(16)	(2)
Rohm and Haas Co.	CITI	(0.540%)	09/20/2017	0.830%		7,000	130	0	130
RPM International, Inc.	BCLY	(1.460%)	03/20/2018	1.591%		2,800	23	0	23
RPM International, Inc.	BOA	(1.030%)	03/20/2018	1.591%		9,000	331	399	(68)
RPM International, Inc.	GSC	(1.000%)	03/20/2018	1.548%		15,000	541	220	321
RR Donnelley & Sons Co.	BOA	(5.000%)	09/20/2016	2.753%		17,300	(2,060)	(1,598)	(462)
RR Donnelley & Sons Co.	BOA	(3.500%)	03/20/2019	3.088%		25,000	(716)	0	(716)
RR Donnelley & Sons Co.	DUB	(1.000%)	03/20/2012	1.237%		42,000	133	(84)	217
RR Donnelley & Sons Co.	DUB	(1.000%)	06/20/2014	2.242%		800	35	34	1
RR Donnelley & Sons Co.	DUB	(1.000%)	03/20/2017	2.802%		900	90	84	6
RR Donnelley & Sons Co.	DUB	(3.250%)	03/20/2017	2.894%		10,000	(207)	0	(207)
RR Donnelley & Sons Co.	GSC	(1.000%)	09/20/2016	2.753%		7,700	704	962	(258)
Ryland Group, Inc.	BCLY	(1.000%)	06/20/2017	2.730%		2,200	216	158	58
Ryland Group, Inc.	BNP	(1.000%)	06/20/2017	2.730%		28,500	2,800	1,700	1,100
Ryland Group, Inc.	BNP	(5.000%)	06/20/2020	2.902%		9,000	(1,398)	(1,621)	223
Ryland Group, Inc.	DUB	(1.000%)	03/20/2015	2.452%		9,000	535	669	(134)
Ryland Group, Inc.	RBS	(1.000%)	06/20/2017	2.730%		900	88	67	21
Seagate Technology HDD Holdings	DUB	(5.000%)	12/20/2011	2.201%		7,700	(272)	(423)	151
Seagate Technology HDD Holdings	GSC	(1.000%)	12/20/2011	2.201%		20,800	295	198	97
Seagate Technology HDD Holdings	JPM	(2.250%)	12/20/2011	2.201%		11,100	(14)	735	(749)
Sealed Air Corp.	BOA	(1.060%)	09/20/2013	1.338%		9,250	72	517	(445)
Sprint Capital Corp.	BCLY	(3.630%)	03/20/2012	1.483%		11,000	(359)	0	(359)
Sprint Nextel Corp.	DUB	(5.000%)	03/20/2012	1.448%		2,500	(134)	(127)	(7)
Starwood Hotels & Resorts Worldwide, Inc.	BNP	(1.000%)	03/20/2013	1.045%		10,000	8	143	(135)

Starwood Hotels & Resorts Worldwide, Inc.	BNP	(1.000%)	12/20/2014	1.484%	47,000	904	1,741	(837)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%)	06/20/2012	0.861%	33,000	(89)	(32)	(57)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%)	06/20/2012	0.861%	5,500	(400)	(167)	(233)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%)	03/20/2013	1.045%	8,500	7	144	(137)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%)	03/20/2013	1.045%	2,000	(197)	(97)	(100)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%)	12/20/2015	1.667%	5,500	177	396	(219)
Starwood Hotels & Resorts Worldwide, Inc.	SOG	(5.000%)	03/20/2013	1.045%	9,500	(933)	(861)	(72)
Tate & Lyle International Finance PLC	BCLY	(1.250%)	12/20/2014	1.132%	12,000	(62)	0	(62)
Temple-Inland, Inc.	BCLY	(1.000%)	06/20/2012	1.056%	6,000	4	61	(57)
Temple-Inland, Inc.	BNP	(6.670%)	03/20/2018	2.235%	7,430	(2,121)	0	(2,121)
Temple-Inland, Inc.	BOA	(1.000%)	03/20/2018	2.168%	4,000	298	209	89
Temple-Inland, Inc.	DUB	(1.000%)	03/20/2018	2.168%	4,000	298	156	142
Toll Brothers Finance Corp.	BCLY	(1.000%)	12/20/2017	2.334%	36,000	2,957	1,746	1,211
Toll Brothers Finance Corp.	BCLY	(5.000%)	12/20/2017	2.334%	32,500	(5,404)	(6,822)	1,418
Toll Brothers Finance Corp.	BNP	(1.000%)	06/20/2015	2.057%	10,000	460	262	198
Toll Brothers Finance Corp.	BNP	(1.000%)	12/20/2017	2.334%	15,000	1,232	814	418
Toll Brothers Finance Corp.	BOA	(1.000%)	12/20/2019	2.465%	7,000	752	250	502
Toll Brothers Finance Corp.	DUB	(1.000%)	12/20/2019	2.465%	3,000	322	262	60
Toll Brothers Finance Corp.	GSC	(1.000%)	12/20/2017	2.334%	2,700	222	71	151
Toll Brothers Finance Corp.	MSC	(1.390%)	09/20/2013	1.673%	9,800	76	0	76
Tyco Electronics Group S.A.	DUB	(0.950%)	12/20/2017	0.982%	7,500	14	494	(480)
Tyco Electronics Group S.A.	GSC	(1.530%)	12/20/2012	0.666%	6,500	(128)	0	(128)
Tyson Foods, Inc.	BNP	(1.000%)	03/20/2014	1.545%	4,000	72	136	(64)
Tyson Foods, Inc.	GSC	(1.000%)	03/20/2014	1.545%	31,000	557	1,474	(917)
Tyson Foods, Inc.	JPM	(1.000%)	03/20/2014	1.545%	12,000	215	794	(579)
Tyson Foods, Inc.	RBS	(3.250%)	06/20/2016	2.092%	19,000	(1,160)	0	(1,160)
Universal Corp.	DUB	(1.000%)	12/20/2014	2.110%	33,000	1,438	580	858
Universal Health Services, Inc.	BOA	(0.787%)	06/20/2016	2.625%	2,575	240	129	111
Universal Health Services, Inc.	BOA	(1.250%)	06/20/2016	2.625%	8,000	556	303	253
Universal Health Services, Inc.	BOA	(1.610%)	06/20/2016	2.625%	7,000	358	50	308
UST LLC	BCLY	(0.700%)	03/20/2018	0.341%	24,000	(611)	0	(611)
UST LLC	CITI	(1.000%)	03/20/2018	0.341%	2,500	(116)	(133)	17
UST LLC	DUB	(1.000%)	03/20/2018	0.341%	1,500	(70)	(74)	4
VTB Bank Via VTB Capital SA	BCLY	(2.150%)	05/20/2013	2.881%	15,000	158	6,476	(6,318)
Wesfarmers Ltd.	BCLY	(2.235%)	06/20/2013	0.513%	25,000	(1,184)	373	(1,557)
Wesfarmers Ltd.	GSC	(2.510%)	06/20/2013	0.513%	23,200	(1,274)	0	(1,274)
Westvaco Corp.	JPM	(1.000%)	09/20/2019	2.019%	20,000	1,508	318	1,190
Whirlpool Corp.	DUB	(1.000%)	12/20/2012	0.974%	600	(1)	(2)	1

						$15,281	$45,665	$(30,384)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection(2)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GSC	5.000%	03/20/2020	4.134%	$	30,000	$1,625	$1,141	$484
American International Group, Inc.	BCLY	6.500%	12/20/2013	1.855%		4,500	654	0	654
American International Group, Inc.	BOA	5.000%	12/20/2010	0.914%		25,000	267	(1,000)	1,267
American International Group, Inc.	BOA	5.000%	12/20/2011	1.118%		41,000	2,006	(1,230)	3,236
American International Group, Inc.	CITI	5.000%	03/20/2012	1.273%		5,500	308	182	126
American International Group, Inc.	DUB	5.000%	12/20/2011	1.118%		60,000	2,936	(2,200)	5,136
American International Group, Inc.	GSC	5.000%	09/20/2011	1.043%		17,400	698	(4,002)	4,700
American International Group, Inc.	UBS	5.000%	12/20/2010	0.914%		25,000	267	(1,000)	1,267
American International Group, Inc.	UBS	5.000%	12/20/2011	1.118%		48,000	2,348	(2,440)	4,788
Australia Government Bond	DUB	1.000%	03/20/2015	0.394%		150,000	4,036	2,589	1,447
Australia Government Bond	DUB	1.000%	06/20/2015	0.413%		25,000	686	654	32
Australia Government Bond	RBS	1.000%	06/20/2015	0.413%		25,000	686	678	8
Australia Government Bond	UBS	1.000%	03/20/2015	0.394%		50,000	1,345	693	652
Australia Government Bond	UBS	1.000%	06/20/2015	0.413%		50,000	1,371	1,330	41
Berkshire Hathaway Finance Corp.	BCLY	1.012%	09/20/2013	1.328%		20,000	(177)	0	(177)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2015	1.536%		65,000	(1,453)	(1,169)	(284)
Berkshire Hathaway Finance Corp.	BNP	1.000%	03/20/2015	1.536%		25,000	(559)	(468)	(91)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.536%		162,200	(3,627)	(2,827)	(800)
Berkshire Hathaway Finance Corp.	CITI	1.000%	03/20/2015	1.536%		25,000	(559)	(434)	(125)
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	1.492%		25,000	(486)	(494)	8
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	1.536%		65,000	(1,453)	(932)	(521)
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2015	1.536%		111,400	(2,491)	(1,718)	(773)
Berkshire Hathaway Finance Corp.	GSC	1.000%	06/20/2015	1.577%		30,000	(759)	(962)	203
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2015	1.577%		20,000	(506)	(816)	310
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2015	1.646%		15,000	(465)	(463)	(2)
Berkshire Hathaway Finance Corp.	MSC	1.000%	03/20/2015	1.536%		77,000	(1,722)	(1,445)	(277)
Berkshire Hathaway Finance Corp.	UBS	1.000%	03/20/2015	1.536%		3,300	(74)	(60)	(14)
BP Capital Markets PLC	BCLY	1.000%	09/20/2011	0.641%		6,700	26	(486)	512
BP Capital Markets PLC	BNP	1.000%	09/20/2011	0.641%		5,700	22	(403)	425
BP Capital Markets PLC	BOA	5.000%	09/20/2011	0.641%		25,000	1,105	(506)	1,611
BP Capital Markets PLC	CSFB	5.000%	09/20/2011	0.641%		25,000	1,105	(324)	1,429
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%		99,500	4,398	(1,480)	5,878
BP Capital Markets PLC	GSC	1.000%	09/20/2011	0.641%		13,100	50	(677)	727
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	0.641%		15,800	60	(1,162)	1,222
BP Capital Markets PLC	JPM	5.000%	09/20/2011	0.641%		5,900	261	(153)	414
BP Capital Markets PLC	MSC	5.000%	09/20/2011	0.641%		25,000	1,105	(411)	1,516
Brazil Government International Bond	BCLY	0.980%	01/20/2012	0.671%		15,000	91	0	91
Brazil Government International Bond	BCLY	1.620%	03/20/2013	0.852%		20,900	405	0	405
Brazil Government International Bond	BCLY	1.000%	03/20/2015	1.067%		75,000	(195)	(1,413)	1,218

Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%	127,100	(535)	(1,967)	1,432
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.128%	240,700	(1,396)	(2,853)	1,457
Brazil Government International Bond	BCLY	1.000%	12/20/2015	1.154%	50,000	(367)	(470)	103
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.128%	34,600	(201)	(407)	206
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.128%	21,000	(122)	(330)	208
Brazil Government International Bond	CSFB	1.000%	12/20/2010	0.487%	55,000	80	199	(119)
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.128%	70,000	(406)	(777)	371
Brazil Government International Bond	CSFB	2.090%	05/20/2016	1.191%	10,000	556	0	556
Brazil Government International Bond	CSFB	1.000%	06/20/2020	1.408%	25,000	(845)	(788)	(57)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.487%	65,000	95	248	(153)
Brazil Government International Bond	DUB	1.000%	03/20/2011	0.487%	20,000	54	97	(43)
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.671%	7,500	45	0	45
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.099%	61,800	(260)	(873)	613
Brazil Government International Bond	DUB	1.000%	09/20/2015	1.128%	110,000	(638)	(1,220)	582
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.154%	75,000	(551)	(494)	(57)
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.408%	50,000	(1,690)	(1,656)	(34)
Brazil Government International Bond	GSC	1.000%	03/20/2011	0.487%	15,000	41	39	2
Brazil Government International Bond	GSC	1.000%	03/20/2015	1.067%	100,000	(260)	(1,931)	1,671
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.099%	30,800	(130)	(414)	284
Brazil Government International Bond	HSBC	1.000%	12/20/2010	0.487%	25,000	37	102	(65)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.099%	247,900	(1,044)	(3,142)	2,098
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%	130,500	(757)	(1,332)	575
Brazil Government International Bond	HSBC	1.000%	12/20/2015	1.154%	50,000	(367)	(395)	28
Brazil Government International Bond	HSBC	1.000%	06/20/2020	1.408%	110,000	(3,718)	(3,489)	(229)
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.487%	75,000	109	309	(200)
Brazil Government International Bond	JPM	1.000%	03/20/2015	1.067%	25,000	(65)	(506)	441
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.099%	40,000	(168)	(420)	252
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%	107,000	(620)	(1,219)	599
Brazil Government International Bond	JPM	1.000%	06/20/2020	1.408%	25,000	(845)	(788)	(57)
Brazil Government International Bond	MLP	1.710%	05/20/2013	0.872%	15,000	425	0	425
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.185%	300	15	0	15
Brazil Government International Bond	MSC	1.140%	11/20/2011	0.630%	50,000	505	0	505
Brazil Government International Bond	MSC	1.660%	03/20/2013	0.852%	47,000	957	0	957
Brazil Government International Bond	MSC	1.770%	09/20/2014	1.012%	15,000	448	0	448
Brazil Government International Bond	MSC	1.000%	06/20/2015	1.099%	31,500	(133)	(305)	172
Brazil Government International Bond	MSC	1.000%	09/20/2015	1.128%	25,000	(145)	(157)	12
Brazil Government International Bond	MSC	1.000%	12/20/2015	1.154%	50,000	(367)	(470)	103
Brazil Government International Bond	MSC	1.520%	01/20/2017	1.237%	6,000	118	0	118
Brazil Government International Bond	RBS	1.000%	03/20/2011	0.487%	50,000	137	225	(88)
Brazil Government International Bond	RBS	1.000%	03/20/2015	1.067%	50,000	(130)	(989)	859
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.487%	20,000	55	95	(40)
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.128%	27,600	(160)	(261)	101
California State General Obligation Bonds, Series 2003	GSC	1.580%	09/20/2011	1.454%	30,000	76	0	76
California State General Obligation Bonds, Series 2003	GSC	2.150%	09/20/2011	1.454%	13,330	99	0	99
California State General Obligation Bonds, Series 2003	GSC	2.250%	09/20/2011	1.454%	13,330	112	0	112
California State General Obligation Bonds, Series 2003	GSC	2.400%	09/20/2011	1.454%	13,330	132	0	132
California State General Obligation Notes, Series 2005	GSC	0.610%	03/20/2018	2.696%	25,000	(2,933)	0	(2,933)
Canada Government Bond	GSC	1.000%	03/20/2015	0.395%	10,000	269	243	26
China Government International Bond	BCLY	1.000%	03/20/2015	0.605%	50,000	880	520	360
China Government International Bond	BCLY	1.000%	06/20/2015	0.637%	50,000	851	817	34
China Government International Bond	BCLY	1.000%	12/20/2015	0.692%	75,000	1,190	1,074	116
China Government International Bond	BNP	1.000%	06/20/2015	0.637%	25,000	425	384	41
China Government International Bond	BNP	1.000%	09/20/2015	0.666%	15,000	246	93	153
China Government International Bond	BOA	0.780%	12/20/2014	0.569%	50,000	449	0	449
China Government International Bond	BOA	1.000%	06/20/2015	0.637%	126,600	2,153	1,811	342
China Government International Bond	BOA	1.000%	09/20/2015	0.666%	50,000	822	402	420
China Government International Bond	BOA	1.000%	12/20/2015	0.692%	25,000	397	363	34
China Government International Bond	CITI	1.000%	06/20/2015	0.637%	24,900	424	388	36
China Government International Bond	CSFB	1.000%	03/20/2015	0.605%	85,000	1,496	411	1,085
China Government International Bond	CSFB	1.000%	06/20/2015	0.637%	25,000	425	136	289
China Government International Bond	DUB	1.000%	03/20/2015	0.605%	30,000	528	312	216
China Government International Bond	DUB	1.000%	12/20/2015	0.692%	25,000	397	349	48
China Government International Bond	GSC	1.000%	09/20/2015	0.666%	25,000	411	183	228
China Government International Bond	JPM	1.000%	03/20/2015	0.605%	35,000	616	157	459
China Government International Bond	JPM	1.000%	06/20/2015	0.637%	60,000	1,021	494	527
China Government International Bond	JPM	1.000%	09/20/2015	0.666%	10,000	164	62	102
China Government International Bond	JPM	1.000%	12/20/2015	0.692%	25,000	396	349	47
China Government International Bond	MSC	1.000%	03/20/2015	0.605%	100,000	1,760	463	1,297
China Government International Bond	MSC	1.000%	12/20/2015	0.692%	50,000	793	711	82
China Government International Bond	RBS	1.000%	03/20/2015	0.605%	20,000	352	198	154
China Government International Bond	RBS	1.000%	06/20/2015	0.637%	104,600	1,779	1,382	397
China Government International Bond	RBS	1.000%	12/20/2015	0.692%	25,000	396	362	34
China Government International Bond	UBS	1.000%	03/20/2015	0.605%	25,000	440	119	321
China Government International Bond	UBS	1.000%	06/20/2015	0.637%	25,000	425	396	29
China Government International Bond	UBS	1.000%	09/20/2015	0.666%	25,000	411	219	192
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.923%	61,400	41	(410)	451
Citigroup, Inc.	BCLY	1.000%	09/20/2011	1.025%	9,100	1	(65)	66
Citigroup, Inc.	BNP	1.000%	03/20/2011	0.923%	19,800	13	(106)	119
Citigroup, Inc.	BOA	1.000%	03/20/2011	0.923%	55,000	37	(369)	406
Citigroup, Inc.	BOA	1.000%	09/20/2011	1.025%	10,000	1	(67)	68
Citigroup, Inc.	GSC	1.000%	03/20/2011	0.923%	30,100	20	(171)	191
Citigroup, Inc.	GSC	1.000%	09/20/2011	1.025%	16,300	1	(69)	70
Citigroup, Inc.	JPM	1.000%	12/20/2010	0.923%	19,700	(40)	25	(65)

Citigroup, Inc.	JPM	1.000%	09/20/2011	1.025%	5,700	0	(31)	31
Citigroup, Inc.	MSC	1.000%	12/20/2010	0.923%	50,000	24	(182)	206
Citigroup, Inc.	MSC	1.000%	06/20/2011	0.923%	70,200	(53)	(159)	106
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.923%	111,400	75	(637)	712
Citigroup, Inc.	UBS	1.000%	09/20/2011	1.025%	21,100	1	(124)	125
Dell, Inc.	BCLY	1.000%	09/20/2013	0.637%	14,100	155	74	81
Dell, Inc.	CITI	1.000%	09/20/2013	0.637%	19,400	214	111	103
Emirate of Abu Dhabi	CITI	1.000%	12/20/2014	1.014%	6,000	(2)	(154)	152
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2014	1.014%	6,000	(2)	(154)	152
Emirate of Abu Dhabi	DUB	1.000%	12/20/2014	1.014%	5,000	(1)	(185)	184
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.454%	16,000	46	11	35
Emirate of Abu Dhabi	GSC	1.000%	12/20/2014	1.014%	16,000	(4)	(453)	449
Emirate of Abu Dhabi	JPM	1.000%	12/20/2014	1.014%	5,000	(1)	(185)	184
Emirate of Abu Dhabi	JPM	1.000%	12/20/2015	1.139%	25,000	(165)	(161)	(4)
Emirate of Abu Dhabi	MSC	1.000%	12/20/2015	1.139%	25,000	(165)	(161)	(4)
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	1.014%	17,000	(4)	(460)	456
Florida State Board of Education General Obligation Notes, Series 2005	CITI	0.470%	03/20/2018	1.462%	10,000	(561)	0	(561)
Ford Motor Credit Co. LLC	UBS	5.350%	12/20/2010	1.359%	10,000	106	0	106
France Government Bond	BCLY	0.250%	03/20/2015	0.740%	100,000	(2,120)	(1,689)	(431)
France Government Bond	BOA	0.250%	03/20/2015	0.740%	71,800	(1,522)	(1,230)	(292)
France Government Bond	BOA	0.250%	12/20/2015	0.796%	25,000	(681)	(679)	(2)
France Government Bond	CITI	0.250%	03/20/2015	0.740%	65,000	(1,378)	(1,053)	(325)
France Government Bond	CITI	0.250%	06/20/2015	0.761%	200,000	(4,650)	(3,996)	(654)
France Government Bond	DUB	0.250%	03/20/2015	0.740%	50,000	(1,060)	(631)	(429)
France Government Bond	DUB	0.250%	06/20/2015	0.761%	50,000	(1,162)	(918)	(244)
France Government Bond	GSC	0.250%	03/20/2015	0.740%	211,600	(4,486)	(3,388)	(1,098)
France Government Bond	GSC	0.250%	06/20/2015	0.761%	50,000	(1,162)	(918)	(244)
France Government Bond	GSC	0.250%	12/20/2015	0.796%	50,000	(1,362)	(1,381)	19
France Government Bond	JPM	0.250%	03/20/2015	0.740%	30,000	(636)	0	(636)
France Government Bond	JPM	0.250%	12/20/2015	0.796%	50,000	(1,362)	(1,393)	31
France Government Bond	RBS	0.250%	03/20/2015	0.740%	70,300	(1,490)	(1,205)	(285)
France Government Bond	UBS	0.250%	09/20/2015	0.780%	54,000	(1,365)	(1,431)	66
Gazprom OAO Via Morgan Stanley Bank AG	MSC	0.870%	11/20/2011	1.454%	50,000	(171)	0	(171)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.136%	7,200	(1)	0	(1)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.136%	32,500	(73)	0	(73)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.413%	22,300	1,400	459	941
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.538%	33,800	(656)	0	(656)
General Electric Capital Corp.	BCLY	0.910%	03/20/2013	1.584%	50,000	(800)	0	(800)
General Electric Capital Corp.	BCLY	1.580%	03/20/2013	1.584%	25,000	10	0	10
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	1.623%	40,000	(347)	0	(347)
General Electric Capital Corp.	BCLY	4.050%	12/20/2013	1.681%	25,000	1,869	0	1,869
General Electric Capital Corp.	BCLY	4.800%	12/20/2013	1.681%	30,000	2,947	0	2,947
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	1.692%	20,000	2,377	560	1,817
General Electric Capital Corp.	BCLY	1.000%	12/20/2014	1.733%	50,000	(1,444)	(2,557)	1,113
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.136%	22,800	(4)	0	(4)
General Electric Capital Corp.	BNP	0.800%	06/20/2011	1.136%	10,000	(22)	0	(22)
General Electric Capital Corp.	BNP	5.000%	09/20/2011	1.201%	14,400	555	674	(119)
General Electric Capital Corp.	BNP	1.000%	03/20/2012	1.346%	25,000	(119)	(498)	379
General Electric Capital Corp.	BNP	4.700%	12/20/2013	1.681%	7,300	694	0	694
General Electric Capital Corp.	BNP	1.000%	12/20/2014	1.733%	34,400	(993)	(1,730)	737
General Electric Capital Corp.	BOA	1.000%	06/20/2011	1.112%	60,400	(183)	(738)	555
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.201%	49,000	1,889	2,591	(702)
General Electric Capital Corp.	BOA	1.000%	03/20/2012	1.346%	100,000	(476)	(2,105)	1,629
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.413%	25,000	1,570	332	1,238
General Electric Capital Corp.	BOA	5.000%	06/20/2014	1.692%	120,500	14,324	4,012	10,312
General Electric Capital Corp.	BOA	1.000%	12/20/2014	1.733%	25,000	(722)	(1,123)	401
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.136%	8,600	3	0	3
General Electric Capital Corp.	CITI	5.000%	06/20/2011	1.112%	7,000	208	(340)	548
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.681%	17,300	1,266	0	1,266
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.681%	57,300	4,777	0	4,777
General Electric Capital Corp.	CITI	4.800%	12/20/2013	1.681%	50,000	4,912	0	4,912
General Electric Capital Corp.	CITI	4.875%	12/20/2013	1.681%	46,900	4,718	0	4,718
General Electric Capital Corp.	CITI	3.800%	03/20/2014	1.712%	30,000	2,116	0	2,116
General Electric Capital Corp.	CITI	3.820%	03/20/2014	1.712%	50,000	3,561	0	3,561
General Electric Capital Corp.	CITI	3.850%	03/20/2014	1.712%	25,900	1,871	0	1,871
General Electric Capital Corp.	CITI	3.950%	03/20/2014	1.712%	15,000	1,134	0	1,134
General Electric Capital Corp.	CITI	4.000%	03/20/2014	1.712%	50,000	3,863	0	3,863
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.714%	50,000	6,262	1,187	5,075
General Electric Capital Corp.	CITI	1.000%	12/20/2014	1.733%	25,000	(722)	(1,123)	401
General Electric Capital Corp.	CITI	1.000%	09/20/2015	1.810%	25,000	(923)	(876)	(47)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	1.136%	10,400	(26)	0	(26)
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.112%	6,000	(1)	(46)	45
General Electric Capital Corp.	DUB	5.000%	03/20/2011	1.136%	1,100	22	(71)	93
General Electric Capital Corp.	DUB	1.000%	09/20/2011	1.201%	10,000	(17)	(285)	268
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.228%	900	3	0	3
General Electric Capital Corp.	DUB	5.000%	06/20/2013	1.582%	55,000	5,067	1,269	3,798
General Electric Capital Corp.	DUB	5.000%	09/20/2013	1.612%	30,000	2,974	634	2,340
General Electric Capital Corp.	DUB	4.300%	12/20/2013	1.681%	24,700	2,040	0	2,040
General Electric Capital Corp.	DUB	4.800%	12/20/2013	1.681%	20,000	1,965	0	1,965
General Electric Capital Corp.	DUB	4.900%	12/20/2013	1.681%	34,100	3,457	0	3,457
General Electric Capital Corp.	DUB	4.000%	03/20/2014	1.712%	10,000	773	0	773
General Electric Capital Corp.	DUB	4.050%	03/20/2014	1.712%	25,000	1,973	0	1,973
General Electric Capital Corp.	DUB	5.000%	06/20/2014	1.692%	49,800	5,920	1,615	4,305

General Electric Capital Corp.	DUB	1.000%	09/20/2015	1.810%		110,000	(4,063)	(4,219)	156
General Electric Capital Corp.	DUB	1.000%	12/20/2015	1.831%		40,000	(1,581)	(1,687)	106
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.831%		37,100	(1,527)	(2,466)	939
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.136%		6,400	(2)	0	(2)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	1.136%		2,900	101	0	101
General Electric Capital Corp.	GSC	0.960%	06/20/2011	1.136%		14,000	(48)	0	(48)
General Electric Capital Corp.	GSC	5.000%	06/20/2011	1.112%		16,400	487	245	242
General Electric Capital Corp.	GSC	1.000%	03/20/2012	1.346%		450,000	(2,144)	(9,525)	7,381
General Electric Capital Corp.	GSC	1.280%	06/20/2013	1.623%		10,000	(87)	0	(87)
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.201%		24,200	933	1,250	(317)
General Electric Capital Corp.	JPM	1.000%	06/20/2012	1.413%		11,800	(80)	(223)	143
General Electric Capital Corp.	JPM	1.000%	12/20/2014	1.733%		75,000	(2,165)	(3,867)	1,702
General Electric Capital Corp.	JPM	1.000%	09/20/2015	1.810%		15,000	(554)	(526)	(28)
General Electric Capital Corp.	JPM	0.280%	03/20/2016	1.885%		10,000	(798)	0	(798)
General Electric Capital Corp.	MSC	1.000%	09/20/2011	1.201%		5,500	(9)	(84)	75
General Electric Capital Corp.	MSC	1.000%	12/20/2014	1.733%		50,000	(1,444)	(2,368)	924
General Electric Capital Corp.	MSC	1.000%	09/20/2015	1.810%		85,000	(3,140)	(3,104)	(36)
General Electric Capital Corp.	UBS	1.000%	03/20/2012	1.346%		100,000	(476)	(2,045)	1,569
General Electric Capital Corp.	UBS	1.000%	12/20/2014	1.733%		65,000	(1,876)	(3,362)	1,486
Goldman Sachs Group, Inc.	BOA	1.000%	12/20/2010	0.936%		28,000	12	90	(78)
Goldman Sachs Group, Inc.	CITI	1.000%	03/20/2011	0.936%		10,000	6	11	(5)
Goldman Sachs Group, Inc.	JPM	1.000%	12/20/2010	0.936%		8,400	4	(41)	45
Goldman Sachs Group, Inc.	JPM	1.000%	06/20/2011	0.936%		50,000	39	(802)	841
HCA, Inc.	JPM	1.000%	06/20/2011	1.594%		25,000	(99)	(213)	114
Indonesia Government International Bond	BCLY	1.000%	09/20/2015	1.372%		45,000	(777)	(1,438)	661
Indonesia Government International Bond	BNP	1.000%	09/20/2015	1.372%		35,000	(604)	(951)	347
Indonesia Government International Bond	BOA	1.000%	09/20/2015	1.372%		15,000	(259)	(435)	176
Indonesia Government International Bond	CITI	1.000%	09/20/2015	1.372%		12,100	(209)	(274)	65
Indonesia Government International Bond	CSFB	1.000%	09/20/2015	1.372%		10,000	(173)	(218)	45
Indonesia Government International Bond	DUB	1.200%	12/20/2010	0.402%		25,000	54	0	54
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.372%		25,000	(432)	(620)	188
Indonesia Government International Bond	GSC	1.000%	09/20/2015	1.372%		10,000	(173)	(333)	160
Indonesia Government International Bond	HSBC	1.000%	09/20/2015	1.372%		25,000	(432)	(792)	360
Indonesia Government International Bond	JPM	1.000%	09/20/2015	1.372%		35,000	(604)	(814)	210
Indonesia Government International Bond	MSC	1.250%	12/20/2010	0.402%		30,000	69	0	69
Indonesia Government International Bond	MSC	1.000%	09/20/2015	1.372%		25,000	(432)	(623)	191
Indonesia Government International Bond	RBS	1.310%	12/20/2011	0.527%		44,300	444	0	444
Indonesia Government International Bond	RBS	1.330%	12/20/2011	0.527%		50,000	514	0	514
Indonesia Government International Bond	RBS	1.085%	03/20/2012	0.615%		24,270	177	0	177
Indonesia Government International Bond	RBS	1.000%	09/20/2015	1.372%		65,000	(1,122)	(1,465)	343
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.656%	EUR	204,500	(396)	0	(396)
International Lease Finance Corp.	BCLY	5.000%	12/20/2010	2.117%		$28,000	223	(2,175)	2,398
International Lease Finance Corp.	JPM	5.000%	12/20/2010	2.117%		5,000	40	(412)	452
International Lease Finance Corp.	UBS	5.000%	12/20/2010	2.117%		10,000	80	(900)	980
International Lease Finance Corp.	UBS	5.000%	03/20/2011	2.117%		10,000	151	(800)	951
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.500%		75,000	1,672	703	969
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%		131,700	2,936	1,057	1,879
Japan Government International Bond	BOA	1.000%	06/20/2015	0.541%		100,000	2,155	944	1,211
Japan Government International Bond	BOA	1.000%	09/20/2015	0.577%		125,000	2,602	2,043	559
Japan Government International Bond	BOA	1.000%	12/20/2015	0.610%		33,300	668	619	49
Japan Government International Bond	DUB	1.000%	03/20/2015	0.500%		28,700	640	220	420
Japan Government International Bond	DUB	1.000%	06/20/2015	0.541%		20,000	431	177	254
Japan Government International Bond	DUB	1.000%	12/20/2015	0.610%		41,700	837	786	51
Japan Government International Bond	GSC	1.000%	03/20/2015	0.500%		217,800	4,856	1,785	3,071
Japan Government International Bond	GSC	1.000%	06/20/2015	0.541%		44,900	968	53	915
Japan Government International Bond	GSC	1.000%	09/20/2015	0.577%		50,000	1,041	806	235
Japan Government International Bond	JPM	1.000%	06/20/2015	0.541%		65,000	1,401	68	1,333
Japan Government International Bond	JPM	1.000%	09/20/2015	0.577%		75,000	1,561	1,220	341
Japan Government International Bond	MSC	1.000%	06/20/2015	0.541%		50,000	1,077	117	960
Japan Government International Bond	MSC	1.000%	12/20/2015	0.610%		25,000	502	452	50
Japan Government International Bond	RBS	1.000%	03/20/2015	0.500%		35,000	780	353	427
Japan Government International Bond	RBS	1.000%	06/20/2015	0.541%		30,100	649	246	403
Japan Government International Bond	RBS	1.000%	12/20/2015	0.610%		50,000	1,004	930	74
Japan Government International Bond	UBS	1.000%	06/20/2015	0.541%		35,000	754	463	291
JPMorgan Chase & Co.	BNP	1.000%	09/20/2011	0.341%		15,000	102	65	37
JPMorgan Chase & Co.	BNP	0.930%	03/20/2013	0.525%		10,000	103	0	103
JPMorgan Chase & Co.	BOA	1.000%	09/20/2011	0.341%		28,000	190	150	40
JPMorgan Chase & Co.	GSC	1.000%	09/20/2011	0.341%		25,000	169	92	77
JPMorgan Chase & Co.	MSC	0.860%	03/20/2013	0.525%		9,000	77	0	77
Kazakhstan Government International Bond	HSBC	1.000%	09/20/2015	1.731%		25,000	(848)	(951)	103
Kazakhstan Government International Bond	MSC	1.000%	09/20/2015	1.731%		25,000	(848)	(985)	137
Kazakhstan Government International Bond	UBS	1.000%	09/20/2015	1.731%		25,000	(848)	(985)	137
Merrill Lynch & Co., Inc.	BCLY	1.000%	12/20/2010	1.066%		50,000	8	(40)	48
Merrill Lynch & Co., Inc.	BNP	1.000%	09/20/2011	1.151%		600	(1)	(1)	0
Merrill Lynch & Co., Inc.	CITI	1.000%	09/20/2011	1.151%		28,000	(33)	(94)	61
Merrill Lynch & Co., Inc.	JPM	1.000%	06/20/2011	1.066%		35,000	(6)	(293)	287
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2011	1.151%		11,600	(14)	(14)	0
Merrill Lynch & Co., Inc.	MSC	1.000%	09/20/2011	1.151%		50,000	(58)	(162)	104
Merrill Lynch & Co., Inc.	UBS	1.000%	09/20/2011	1.151%		93,200	(108)	(231)	123
MetLife, Inc.	BOA	1.000%	09/20/2013	1.752%		26,500	(566)	(1,434)	868
MetLife, Inc.	BOA	1.000%	09/20/2015	2.183%		25,000	(1,342)	(1,584)	242
MetLife, Inc.	BOA	1.000%	09/20/2020	2.326%		10,000	(1,027)	(1,146)	119
MetLife, Inc.	CSFB	1.000%	09/20/2013	1.752%		20,000	(427)	(919)	492

MetLife, Inc.	DUB	1.000%	12/20/2010	1.068%	10,000	2	(48)	50
MetLife, Inc.	DUB	5.000%	06/20/2012	1.391%	120,000	7,586	4,472	3,114
MetLife, Inc.	GSC	1.000%	03/20/2015	2.086%	25,000	(1,123)	(1,561)	438
MetLife, Inc.	GSC	1.000%	12/20/2015	2.224%	27,000	(1,563)	(1,638)	75
MetLife, Inc.	JPM	1.000%	09/20/2015	2.183%	25,000	(1,342)	(1,694)	352
MetLife, Inc.	JPM	1.000%	12/20/2015	2.224%	23,000	(1,331)	(1,415)	84
MetLife, Inc.	SOG	1.000%	09/20/2013	1.752%	21,400	(457)	(1,004)	547
MetLife, Inc.	UBS	1.000%	12/20/2010	1.068%	15,000	2	(48)	50
MetLife, Inc.	UBS	1.000%	09/20/2013	1.752%	10,000	(214)	(490)	276
Mexico Government International Bond	BCLY	1.000%	03/20/2011	0.658%	20,000	38	40	(2)
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.121%	50,000	(246)	(1,080)	834
Mexico Government International Bond	BCLY	1.000%	09/20/2015	1.180%	75,000	(621)	(757)	136
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.180%	19,800	(164)	(280)	116
Mexico Government International Bond	CITI	1.000%	09/20/2015	1.180%	129,800	(1,074)	(1,028)	(46)
Mexico Government International Bond	CSFB	1.000%	09/20/2015	1.180%	25,000	(207)	(218)	11
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.658%	50,000	54	89	(35)
Mexico Government International Bond	DUB	1.000%	09/20/2015	1.180%	25,000	(207)	(314)	107
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.658%	15,000	29	22	7
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.658%	45,000	48	101	(53)
Mexico Government International Bond	HSBC	1.000%	03/20/2015	1.121%	22,300	(110)	(472)	362
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.658%	35,000	37	73	(36)
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.227%	6,950	(108)	0	(108)
Mexico Government International Bond	MSC	1.000%	12/20/2015	1.205%	25,000	(248)	(356)	108
Mexico Government International Bond	RBS	1.000%	03/20/2015	1.121%	25,000	(123)	(529)	406
Mexico Government International Bond	UBS	1.000%	09/20/2015	1.180%	19,100	(158)	(270)	112
Morgan Stanley	BCLY	1.000%	12/20/2010	1.031%	25,000	6	0	6
Morgan Stanley	BNP	1.000%	03/20/2011	1.031%	20,000	3	(21)	24
Morgan Stanley	BOA	1.000%	12/20/2010	1.031%	55,000	13	(27)	40
Morgan Stanley	BOA	1.000%	03/20/2011	1.031%	30,000	5	(32)	37
Morgan Stanley	BOA	1.000%	06/20/2011	1.031%	17,200	1	62	(61)
Morgan Stanley	CITI	1.000%	12/20/2010	1.031%	25,000	6	0	6
Morgan Stanley	CITI	1.000%	09/20/2011	1.115%	10,000	(8)	(107)	99
Morgan Stanley	GSC	1.000%	03/20/2011	1.031%	39,300	6	(42)	48
Morgan Stanley	JPM	1.000%	06/20/2011	1.031%	78,900	6	(259)	265
Morgan Stanley	SOG	1.000%	09/20/2011	1.115%	6,000	(5)	(60)	55
Morgan Stanley	UBS	1.000%	09/20/2011	1.115%	13,600	(11)	(58)	47
New Jersey State General Obligation Bonds, Series 2001	GSC	1.950%	09/20/2011	1.613%	12,500	47	0	47
New Jersey State General Obligation Bonds, Series 2001	GSC	2.100%	09/20/2011	1.613%	12,500	66	0	66
New York State General Obligation Bonds, Series 2005	GSC	2.000%	09/20/2011	1.595%	12,500	58	0	58
New York State General Obligation Bonds, Series 2005	GSC	2.100%	09/20/2011	1.595%	12,500	70	0	70
Panama Government International Bond	DUB	1.170%	04/20/2017	1.188%	14,000	59	0	59
Panama Government International Bond	HSBC	0.760%	01/20/2012	0.638%	4,600	14	0	14
Panama Government International Bond	JPM	0.730%	01/20/2012	0.638%	12,600	34	0	34
Panama Government International Bond	MSC	0.750%	01/20/2012	0.638%	44,400	133	0	133
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.264%	23,000	(127)	(127)	0
Philippines Government International Bond	BOA	1.000%	12/20/2015	1.405%	4,100	(81)	(83)	2
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	1.817%	10,000	1,215	(179)	1,394
Prudential Financial, Inc.	CITI	5.000%	09/20/2014	1.817%	5,000	608	(89)	697
Prudential Financial, Inc.	DUB	1.000%	12/20/2010	0.969%	10,000	4	(21)	25
Prudential Financial, Inc.	GSC	2.250%	03/20/2013	1.484%	10,000	192	0	192
Prudential Financial, Inc.	GSC	1.000%	12/20/2017	2.090%	10,000	(675)	(950)	275
Prudential Financial, Inc.	UBS	1.000%	12/20/2010	0.969%	15,000	6	(16)	22
Republic of Germany	BCLY	0.250%	03/20/2015	0.335%	50,000	(183)	(293)	110
Republic of Germany	BCLY	0.250%	06/20/2015	0.356%	25,000	(121)	(279)	158
Republic of Germany	BNP	0.250%	03/20/2015	0.335%	30,000	(110)	54	(164)
Republic of Germany	BOA	0.250%	06/20/2015	0.356%	50,000	(241)	(534)	293
Republic of Germany	CITI	0.250%	06/20/2015	0.356%	125,000	(602)	(1,488)	886
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.581%	40,300	(157)	(403)	246
Republic of Italy Government Bond	CITI	1.000%	06/20/2011	1.581%	59,700	(233)	(628)	395
Republic of Italy Government Bond	GSC	1.000%	06/20/2015	1.937%	17,000	(689)	(247)	(442)
Republic of Italy Government Bond	HSBC	1.000%	06/20/2015	1.937%	25,000	(1,013)	(444)	(569)
Republic of Italy Government Bond	MSC	1.000%	06/20/2015	1.937%	18,000	(730)	(254)	(476)
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.937%	10,000	(405)	(178)	(227)
Republic of Italy Government Bond	SOG	1.000%	06/20/2015	1.937%	25,000	(1,013)	(467)	(546)
Russia Government International Bond	DUB	1.000%	12/20/2010	0.606%	25,000	30	(26)	56
SLM Corp.	BCLY	5.000%	09/20/2011	2.949%	2,800	59	(196)	255
SLM Corp.	BOA	5.000%	12/20/2010	2.664%	25,600	173	(2,055)	2,228
SLM Corp.	BOA	5.000%	09/20/2011	2.949%	10,500	223	(1,312)	1,535
SLM Corp.	BOA	5.000%	12/20/2011	3.115%	44,200	1,065	(3,536)	4,601
SLM Corp.	CITI	5.000%	06/20/2011	2.664%	25,000	457	(1,812)	2,269
SLM Corp.	CITI	5.000%	09/20/2011	2.949%	20,000	666	0	666
SLM Corp.	CITI	5.000%	09/20/2013	4.388%	20,000	362	(500)	862
SLM Corp.	DUB	5.000%	09/20/2011	2.949%	20,000	425	(50)	475
SLM Corp.	DUB	5.000%	09/20/2014	4.873%	1,400	8	(158)	166
SLM Corp.	GSC	5.000%	09/20/2011	2.949%	5,000	106	0	106
SLM Corp.	JPM	5.000%	09/20/2011	2.949%	33,400	709	(251)	960
SLM Corp.	MSC	5.000%	12/20/2010	2.664%	15,000	101	(225)	326
SLM Corp.	MSC	5.000%	12/20/2011	3.115%	15,000	361	(1,275)	1,636
SLM Corp.	UBS	5.000%	12/20/2011	3.115%	40,000	964	(2,200)	3,164
South Korea Government Bond	BCLY	0.550%	12/20/2010	0.478%	25,000	8	0	8
South Korea Government Bond	BCLY	1.000%	12/20/2015	1.004%	25,000	3	(49)	52
South Korea Government Bond	CITI	0.540%	12/20/2010	0.478%	10,000	3	0	3
South Korea Government Bond	DUB	1.000%	03/20/2011	0.478%	20,000	56	81	(25)

South Korea Government Bond	DUB	1.000%	12/20/2015	1.004%		25,000	3	(37)	40
South Korea Government Bond	GSC	1.000%	03/20/2011	0.478%		9,000	25	42	(17)
South Korea Government Bond	JPM	0.600%	12/20/2010	0.478%		25,000	11	0	11
Swedbank AB	BNP	5.000%	09/20/2014	1.106%	EUR	25,000	5,143	4,064	1,079
Sweden Government Bond	JPM	1.000%	03/20/2015	0.303%	$	30,000	928	801	127
U.S. Treasury Notes	BCLY	0.250%	03/20/2015	0.436%	EUR	225,000	(2,452)	(2,919)	467
U.S. Treasury Notes	BNP	0.250%	03/20/2015	0.436%		45,000	(490)	(218)	(272)
U.S. Treasury Notes	CSFB	0.250%	03/20/2015	0.436%		25,000	(272)	(408)	136
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.436%		125,000	(1,362)	(2,163)	801
U.S. Treasury Notes	DUB	0.250%	06/20/2015	0.456%		50,000	(637)	(526)	(111)
U.S. Treasury Notes	DUB	0.250%	09/20/2015	0.474%		50,000	(728)	(689)	(39)
U.S. Treasury Notes	HSBC	0.250%	03/20/2015	0.436%		50,000	(545)	(582)	37
U.S. Treasury Notes	RBS	0.250%	03/20/2015	0.436%		75,000	(817)	(1,252)	435
U.S. Treasury Notes	SOG	0.250%	03/20/2015	0.436%		50,000	(545)	(687)	142
U.S. Treasury Notes	SOG	0.250%	06/20/2015	0.456%		25,000	(318)	(221)	(97)
U.S. Treasury Notes	SOG	0.250%	09/20/2015	0.474%		50,000	(728)	(689)	(39)
U.S. Treasury Notes	UBS	0.250%	03/20/2015	0.436%		50,000	(545)	(711)	166
UBS AG	BNP	0.760%	03/20/2013	0.780%	$	30	0	0	0
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.567%		8,800	160	66	94
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.590%		100,000	1,819	569	1,250
United Kingdom Gilt	BNP	1.000%	06/20/2015	0.610%		50,000	909	333	576
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.610%		25,000	454	178	276
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.590%		100,000	1,819	424	1,395
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.610%		200,000	3,636	1,549	2,087
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.610%		50,000	909	538	371
United Kingdom Gilt	DUB	1.000%	03/20/2015	0.590%		135,000	2,455	432	2,023
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%		175,000	3,181	1,560	1,621
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.590%		550,000	10,003	1,892	8,111
United Kingdom Gilt	GSC	1.000%	06/20/2015	0.610%		25,000	454	172	282
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.645%		25,000	454	375	79
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.567%		8,900	162	66	96
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%		100,000	1,819	812	1,007
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.610%		75,000	1,363	526	837
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.567%		14,600	266	109	157
United Kingdom Gilt	MSC	0.250%	03/20/2015	0.590%		30,000	(442)	(339)	(103)
United Kingdom Gilt	MSC	1.000%	03/20/2015	0.590%		200,000	3,637	1,757	1,880
United Kingdom Gilt	MSC	1.000%	06/20/2015	0.610%		50,000	909	333	576
United Kingdom Gilt	SOG	1.000%	12/20/2014	0.567%		28,900	525	202	323
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.590%		275,000	5,001	1,117	3,884
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.610%		50,000	909	527	382
United Kingdom Gilt	UBS	1.000%	06/20/2015	0.610%		100,000	1,818	1,202	616
Verizon Communications, Inc.	BCLY	1.000%	06/20/2013	0.524%		14,205	188	105	83
Verizon Communications, Inc.	CITI	1.000%	06/20/2013	0.524%		10,900	144	97	47
Verizon Communications, Inc.	JPM	1.000%	06/20/2013	0.524%		15,000	198	75	123
Vodafone Group PLC	DUB	1.000%	09/20/2015	0.823%		15,000	131	131	0
Vodafone Group PLC	GSC	1.000%	09/20/2015	0.823%		40,000	350	256	94
Wells Fargo & Co.	BCLY	2.500%	12/20/2013	0.785%		5,000	276	0	276
Wells Fargo & Co.	BOA	1.000%	12/20/2010	0.415%		75,000	121	226	(105)
Wells Fargo & Co.	BOA	1.000%	06/20/2011	0.415%		33,500	152	222	(70)
Wells Fargo & Co.	DUB	1.240%	03/20/2013	0.692%		4,500	62	0	62
Wells Fargo & Co.	DUB	2.500%	12/20/2013	0.785%		5,000	276	0	276
Wells Fargo & Co.	JPM	1.000%	09/20/2011	0.470%		12,400	68	74	(6)
Wells Fargo & Co.	SOG	1.000%	09/20/2011	0.470%		18,000	99	85	14

							$112,683	$(119,841)	$232,524

Credit Default Swaps on Credit Indices - Sell Protection(2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	BCLY	5.000%	12/20/2014	$75,200	$8,287	$8,835	$(548)
CDX.EM-12 Index	DUB	5.000%	12/20/2014	124,900	13,764	14,192	(428)
CDX.EM-12 Index	GSC	5.000%	12/20/2014	24,300	2,678	2,892	(214)
CDX.EM-12 Index	HSBC	5.000%	12/20/2014	25,000	2,755	2,900	(145)
CDX.EM-12 Index	JPM	5.000%	12/20/2014	25,000	2,755	2,837	(82)
CDX.EM-12 Index	MSC	5.000%	12/20/2014	25,000	2,755	2,963	(208)
CDX.EM-12 Index	UBS	5.000%	12/20/2014	50,000	5,510	4,975	535
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	711,200	88,134	88,665	(531)
CDX.EM-13 Index	CITI	5.000%	06/20/2015	20,000	2,479	2,290	189
CDX.EM-13 Index	CSFB	5.000%	06/20/2015	32,400	4,015	4,200	(185)
CDX.EM-13 Index	DUB	5.000%	06/20/2015	526,500	65,245	66,005	(760)
CDX.EM-13 Index	GSC	5.000%	06/20/2015	50,700	6,283	6,337	(54)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	977,700	121,159	122,640	(1,481)
CDX.EM-13 Index	JPM	5.000%	06/20/2015	68,100	8,439	7,866	573
CDX.EM-13 Index	MSC	5.000%	06/20/2015	153,200	19,828	16,938	2,890
CDX.EM-14 Index	BCLY	5.000%	12/20/2015	265,300	35,311	33,767	1,544
CDX.EM-14 Index	BOA	5.000%	12/20/2015	81,400	10,834	10,623	211
CDX.EM-14 Index	DUB	5.000%	12/20/2015	190,000	25,289	24,481	808
CDX.EM-14 Index	HSBC	5.000%	12/20/2015	149,800	19,938	19,386	552
CDX.EM-14 Index	MSC	5.000%	12/20/2015	137,500	18,301	17,546	755
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	100,145	(204)	0	(204)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	126,049	(167)	0	(167)
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	96,294	(104)	0	(104)
CDX.HY-14 5-Year Index	BCLY	5.000%	06/20/2015	150,000	(1,131)	(2,344)	1,213

CDX.HY-14 5-Year Index	CITI	5.000%	06/20/2015	97,000	(732)	(1,359)	627
CDX.HY-14 5-Year Index	MSC	5.000%	06/20/2015	175,000	(1,320)	(2,625)	1,305
CDX.HY-15 5-Year Index	BOA	5.000%	12/20/2015	50,000	(1,080)	(1,156)	76
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	633,500	(15,711)	(19,422)	3,711
CDX.HY-15 5-Year Index	CSFB	5.000%	12/20/2015	25,000	(587)	(625)	38
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015	164,300	(4,075)	(4,525)	450
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	876	0	876
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	655	0	655
CDX.IG-9 5-Year Index 15-30%	GSC	0.830%	12/20/2012	30,000	416	0	416
CDX.IG-9 5-Year Index 15-30%	GSC	0.940%	12/20/2012	33,800	554	0	554
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	102,700	1,736	0	1,736
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	211,322	1,775	0	1,775
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	96,450	1,168	0	1,168
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,246	983	0	983
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,838	121	0	121
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	13,889	147	0	147
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,585	343	0	343
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	163,965	2,261	0	2,261
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	241,125	3,379	0	3,379
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	14,082	171	0	171
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	21,894	231	0	231
CDX.IG-9 5-Year Index 30-100%	MSC	0.711%	12/20/2012	385,800	4,811	0	4,811
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012	183,255	2,532	0	2,532
CDX.IG-9 10-Year Index 30-100%	GSC	0.507%	12/20/2017	241,125	1,824	0	1,824
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	62,017	633	0	633
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	144,675	1,118	0	1,118
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	130,979	1,381	0	1,381
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	132,135	1,354	0	1,354
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	163,578	1,375	0	1,375
CDX.IG-10 5-Year Index 30-100%	MLP	0.461%	06/20/2013	241,125	2,019	0	2,019
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015	1,520,000	(4,471)	(7,823)	3,352
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015	725,900	(2,135)	(3,017)	882
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015	45,300	(133)	(172)	39
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015	1,417,700	(4,170)	(5,678)	1,508
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015	214,700	(631)	(1,014)	383
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015	407,200	(1,198)	(2,051)	853
MCDX 5-Year Index	GSC	1.000%	06/20/2015	100,000	(4,365)	(4,866)	501

					$453,408	$403,661	$49,747

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	65,400	$2,935	$(1)	$2,936
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		50,700	2,322	(69)	2,391
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		58,500	2,866	0	2,866
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	159,000	(1,317)	(2,885)	1,568
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		62,100	223	0	223
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		47,800	171	0	171
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		459,700	1,707	(539)	2,246
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		454,000	3,071	712	2,359
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		540,400	3,656	518	3,138
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		845,100	5,526	1,069	4,457
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		1,114,300	7,286	1,522	5,764
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		412,200	4,318	1,939	2,379
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		268,000	2,808	1,299	1,509
Pay	1-Year BRL-CDI	11.290%	01/02/2012	GSC		570,000	4,582	0	4,582
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		1,132,000	10,475	3,965	6,510
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		411,000	3,803	1,032	2,771
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		535,900	2,344	0	2,344
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		444,000	2,079	(30)	2,109
Pay	1-Year BRL-CDI	11.440%	01/02/2012	UBS		127,400	652	0	652
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		450,000	4,244	1,229	3,015
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		1,094,300	5,214	(572)	5,786
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		247,000	4,068	120	3,948

Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		61,900	602	300	302
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		175,100	1,318	327	991
Pay	1-Year BRL-CDI	12.140%	01/02/2012	RBC		300,000	2,090	0	2,090
Pay	1-Year BRL-CDI	12.480%	01/02/2012	MSC		282,500	2,831	823	2,008
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	483	55	428
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	2,766	174	2,592
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		491,200	2,755	37	2,718
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		265,200	1,219	(193)	1,412
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		896,000	5,417	267	5,150
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		450,900	2,726	810	1,916
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		3,305,900	17,897	3,310	14,587
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		453,900	2,461	954	1,507
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		548,000	3,421	(788)	4,209
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		404,300	804	189	615
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		650,700	1,404	363	1,041
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		43,600	302	68	234
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		345,100	1,434	625	809
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		403,000	3,349	356	2,993
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		709,400	6,844	1,427	5,417
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		836,000	8,162	658	7,504
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		877,000	9,737	897	8,840
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		1,632,400	18,604	4,177	14,427
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		3,044,800	27,802	7,519	20,283
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RBS		264,500	2,815	1,336	1,479
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		536,400	5,548	1,825	3,723
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		277,800	612	(31)	643
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		444,900	2,743	1,893	850
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		227,500	1,904	0	1,904
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		258,700	2,567	(60)	2,627
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		442,800	4,816	424	4,392
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		583,600	8,636	2,018	6,618
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		973,700	14,812	2,096	12,716
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,514,500	25,417	5,080	20,337
Pay	3-Month AUD Bank Bill	4.250%	06/15/2011	RBC	AUD	350,900	(2,099)	(51)	(2,048)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB		267,000	(1,123)	451	(1,574)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		255,900	(1,076)	766	(1,842)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS		907,900	(1,628)	2,330	(3,958)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC	CAD	115,100	4,949	867	4,082
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBS		131,500	5,654	784	4,870
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	813,600	(6,418)	5,211	(11,629)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS		31,800	507	0	507
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		300,000	10,393	(4,013)	14,406
Pay	6-Month AUD Bank Bill	6.250%	12/15/2020	RBC		200,000	10,576	(65)	10,641
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BCLY	EUR	669,700	2,304	(5,801)	8,105
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BNP		765,000	2,632	(5,855)	8,487
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA		1,964,600	6,759	(14,626)	21,385
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		1,204,500	4,144	(10,520)	14,664
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	MSC		362,300	1,246	(2,323)	3,569
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BCLY	MXN	300,000	1,873	0	1,873
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	2,747	28	2,719
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI		192,407	956	96	860
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		2,305,679	11,533	1,045	10,488

							$321,260	$14,569	$306,691

(p)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.000	11/26/2010	6,735	$3,452	$4,339
Call - CBOT U.S. Treasury 5-Year Note December Futures	121.500	11/26/2010	13,016	3,559	5,502
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	19,751	10,936	3,320

				$17,947	$13,161

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	81,000	$619	$88
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	455,400	2,732	26,675
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		455,400	3,279	0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		355,500	4,995	2,043
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,414,800	12,651	7,580
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		360,000	2,448	100
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,703,600	8,891	99,789
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,703,600	15,483	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		650,800	1,285	1,205
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		650,800	1,952	125
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		157,400	519	9,220
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		157,400	1,133	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		710,300	9,873	4,081
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,564,800	36,619	19,100
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		750,000	4,662	208
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,727,900	22,858	18,237

Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	519,200	779	962
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.600%	10/29/2010	1,705,000	4,433	8,615
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	791,500	3,918	152
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	10/29/2010	1,705,000	8,263	78
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	434,400	1,977	25,445
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	434,400	2,063	0
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,883,600	31,346	15,450
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,915,300	47,353	27,331
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	270,100	1,840	1,777
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	514,900	2,549	99
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	51,200	297	2,999
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	51,200	374	0
Put - OTC 3-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	41,200	261	221
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	182,000	1,256	50
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	2,081,000	2,996	3,855
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	2,199,800	14,519	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	01/24/2011	23,500	207	1,322
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	01/24/2011	74,000	577	4
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	187,400	2,558	1,077
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	1,572,700	16,326	10,445
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,986,800	21,576	10,645
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	340,000	2,261	94
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	1,709,000	9,191	100,105
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	952,600	5,001	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,709,000	11,442	0
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	500,000	350	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	354,900	4,880	2,039
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	634,900	1,095	1,176
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.600%	10/29/2010	2,951,600	6,641	14,914
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	634,900	1,905	122
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	10/29/2010	2,951,600	12,544	136
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,774,400	38,574	20,222
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	2,181,400	4,581	4,041
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	2,181,400	7,853	420
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	365,500	2,010	21,409
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	48,000	252	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	365,500	3,399	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	2,071,600	13,051	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,995,300	12,243	553
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	365,700	2,340	2,445
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	939,500	4,604	55,031
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	939,500	9,301	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	3,287,700	19,250	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	689,900	9,751	3,964
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	2,034,000	19,933	13,508
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,683,300	48,236	30,450
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	719,000	4,889	199
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	668,500	16,786	9,539
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	10,526,000	83,518	70,368

							$651,348	$649,713

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	80,000	$ 176	$205
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	12/15/2010	$	363,700	1,946	1,484
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010	EUR	80,000	476	177
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010	$	93,000	158	155
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		93,000	244	117
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	12/15/2010		370,400	2,056	1,567
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	44,000	130	161
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011	$	50,000	235	179
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011	EUR	44,000	335	360
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		50,000	359	356
Call - OTC CDX.IG-14 5-Year Index	UBS	Buy	0.900%	12/15/2010	$	82,000	156	144
Put - OTC CDX.IG-14 5-Year Index	UBS	Sell	1.500%	12/15/2010		82,000	164	107

							$ 6,435	$5,012

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,757,700	$ 14,866	$21,978
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,179,400	37,277	52,984
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	483,000	6,231	6,231
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	631,100	4,733	6,937

						$ 63,107	$88,130

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	116,134	$105,180,800	EUR	512,000	$899,148
Sales	98,108	92,309,870		592,800	722,447
Closing Buys	(174,740)	(93,500,970)		(725,800)	(824,189)
Expirations	0	(6,375,400)		0	(47,889)
Exercised	0	(2,412,400)		0	(10,680)

Balance at 09/30/2010	39,502	$95,201,900	EUR	379,000	$738,837

(q)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsouth Bank	5.200%	04/01/2015	04/14/2010	$4,770	$4,976	0.00%
Chambers Descendants Trust	12.000%	08/15/2018	02/19/2010 - 05/26/2010	65,778	67,834	0.02%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	198	168	0.00%
FIA Card Services N.A.	7.125%	11/15/2012	01/28/2009	12,844	13,726	0.01%
Goldman Sachs Group, Inc.	1.404%	08/12/2015	12/01/2009	69,111	62,963	0.03%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	2,771	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	83	104	0.00%
SLM Corp.	4.800%	02/13/2014	03/12/2010	8,954	8,923	0.00%

				$162,885	$161,465	0.06%

(r)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value(6)
Freddie Mac	5.500%	09/01/2040	190,000	202,290	201,418
Ginnie Mae	6.000%	01/15/2038	40,000	43,797	43,627

				$246,087	$245,045

(6)	Market value includes $133 of interest payable on short sales.

(s)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2,411	10/2010	BOA	$0	$(56)	$(56)
Buy		67,298	10/2010	CITI	196	0	196
Sell		67,298	10/2010	CITI	0	(199)	(199)
Buy		93,500	10/2010	CSFB	2,657	0	2,657
Sell		515	10/2010	CSFB	0	(37)	(37)
Sell		4,132	10/2010	HSBC	0	(313)	(313)
Buy		165,903	10/2010	MSC	13,570	0	13,570
Buy		181,343	10/2010	RBS	14,125	0	14,125
Sell		3,387	10/2010	RBS	15	0	15
Buy		67,298	10/2010	UBS	392	0	392
Sell	BRL	199,328	10/2010	BCLY	0	(6,976)	(6,976)
Buy		343,878	10/2010	BOA	5,937	0	5,937
Sell		1,000,000	10/2010	BOA	0	(35,307)	(35,307)
Buy		2,260	10/2010	DUB	24	0	24
Buy		1,332,067	10/2010	HSBC	34,229	0	34,229
Sell		2,364,691	10/2010	HSBC	0	(79,793)	(79,793)
Buy		112,378	10/2010	JPM	3,617	0	3,617
Sell		269,105	10/2010	JPM	0	(9,019)	(9,019)
Buy		1,914,560	10/2010	MSC	56,782	0	56,782
Sell		428,466	10/2010	MSC	0	(14,863)	(14,863)
Buy		43,676	10/2010	RBC	1,413	0	1,413
Buy		856,152	10/2010	RBS	29,400	0	29,400
Sell		343,380	10/2010	RBS	0	(11,879)	(11,879)
Sell		298,253	12/2010	BOA	0	(4,000)	(4,000)
Sell		2,260	12/2010	DUB	0	(24)	(24)
Buy		460,795	12/2010	HSBC	6,686	0	6,686
Sell		737,923	12/2010	HSBC	0	(13,932)	(13,932)
Buy		62,590	12/2010	MSC	350	0	350
Sell		1,611,353	12/2010	MSC	0	(46,764)	(46,764)
Buy		514,226	12/2010	RBS	9,388	0	9,388
Buy		69,788	09/2011	BOA	689	0	689
Buy		61,456	09/2011	MSC	580	0	580
Buy	CAD	3,922	10/2010	BNP	12	0	12
Buy		10,016	10/2010	CITI	28	0	28
Sell		53,882	10/2010	CITI	0	(148)	(148)
Buy		24,152	10/2010	DUB	71	0	71
Buy		25,808	10/2010	MSC	81	0	81
Buy		97,374	11/2010	BCLY	0	(188)	(188)
Sell		69,529	11/2010	BCLY	39	(1,967)	(1,928)
Buy		95,941	11/2010	BNP	0	(159)	(159)
Buy		336,488	11/2010	BOA	0	(374)	(374)
Sell		46,881	11/2010	BOA	0	(133)	(133)
Buy		53,882	11/2010	CITI	144	0	144
Sell		116,729	11/2010	CITI	0	(362)	(362)
Buy		83,050	11/2010	CSFB	0	(182)	(182)
Sell		154,801	11/2010	CSFB	0	(2,563)	(2,563)
Sell		255,656	11/2010	DUB	1,275	(450)	825
Sell		129,235	11/2010	MSC	0	(2,667)	(2,667)

Sell		1,355,798	11/2010	RBC	0	(20,011)	(20,011)
Sell		105,792	11/2010	RBS	630	0	630
Sell	CHF	132,612	11/2010	CITI	0	(4,113)	(4,113)
Sell		4,865	11/2010	CSFB	30	0	30
Buy	CNY	223,031	11/2010	BCLY	0	(158)	(158)
Buy		391,025	11/2010	CITI	0	(292)	(292)
Buy		599,977	11/2010	DUB	0	(505)	(505)
Buy		516,434	11/2010	JPM	0	(315)	(315)
Buy		132,287	11/2010	MSC	0	(148)	(148)
Buy		248,138	04/2011	HSBC	64	0	64
Buy		744,094	04/2011	JPM	142	0	142
Buy		1,065,464	06/2011	BCLY	3,002	0	3,002
Buy		649,092	06/2011	DUB	0	(2,208)	(2,208)
Buy		2,114,810	06/2011	JPM	5,337	0	5,337
Sell	EUR	1,183,025	10/2010	BNP	0	(85,012)	(85,012)
Sell		26,846	10/2010	BOA	0	(1,108)	(1,108)
Sell		1,000,000	10/2010	CSFB	0	(72,775)	(72,775)
Sell		700,000	10/2010	DUB	0	(57,309)	(57,309)
Sell		74,753	10/2010	MSC	0	(3,645)	(3,645)
Sell		22,509	10/2010	UBS	0	(1,471)	(1,471)
Sell		347,111	11/2010	BCLY	0	(15,758)	(15,758)
Sell		6,526	11/2010	BOA	0	(397)	(397)
Buy		3,541	11/2010	CITI	123	0	123
Sell		8,707	11/2010	CITI	0	(482)	(482)
Sell		13,396	11/2010	CSFB	0	(848)	(848)
Buy		58,954	11/2010	DUB	4,840	0	4,840
Sell		9,831	11/2010	HSBC	0	(374)	(374)
Sell		436	11/2010	MSC	0	(36)	(36)
Sell		48,053	11/2010	RBS	30	(714)	(684)
Sell		359,550	11/2010	UBS	0	(5,560)	(5,560)
Buy	GBP	100,000	10/2010	BNP	0	(911)	(911)
Buy		63,700	10/2010	CITI	0	(603)	(603)
Sell		257,300	10/2010	CITI	0	(923)	(923)
Buy		43,600	10/2010	HSBC	0	(400)	(400)
Buy		50,000	10/2010	MSC	0	(478)	(478)
Buy		266,368	12/2010	CITI	954	0	954
Sell		828,612	12/2010	CITI	0	(14,471)	(14,471)
Sell		277,341	12/2010	GSC	0	(3,671)	(3,671)
Sell		418,224	12/2010	UBS	0	(6,228)	(6,228)
Sell	IDR	687,021,000	10/2010	BCLY	0	(262)	(262)
Buy		237,063,000	10/2010	BOA	3,312	0	3,312
Buy		1,411,044,000	10/2010	CITI	18,764	0	18,764
Sell		704,382,000	10/2010	CITI	0	(593)	(593)
Sell		895,263,000	10/2010	HSBC	0	(591)	(591)
Buy		211,536,000	10/2010	RBS	2,956	0	2,956
Buy		427,023,000	10/2010	UBS	4,966	0	4,966
Buy		1,849,802,240	11/2010	BCLY	1,518	0	1,518
Buy		8,562,400	11/2010	CITI	79	0	79
Buy		286,530,010	11/2010	DUB	352	0	352
Buy		184,573,250	11/2010	HSBC	243	0	243
Buy		1,069,150,000	11/2010	JPM	1,193	0	1,193
Buy		474,456,000	11/2010	MSC	616	0	616
Buy		376,086,000	04/2011	CITI	500	0	500
Buy		166,140,000	04/2011	JPM	293	0	293
Buy		164,859,000	04/2011	MSC	252	0	252
Buy		1,036,244,000	07/2011	BCLY	667	0	667
Buy		169,061,000	07/2011	BNP	456	0	456
Buy		1,049,277,000	07/2011	CITI	1,940	0	1,940
Buy		2,012,324,000	07/2011	HSBC	3,384	0	3,384
Buy		153,846,000	07/2011	RBS	415	0	415
Buy	INR	3,492,422	11/2010	BCLY	1,787	(6)	1,781
Buy		1,461,120	01/2011	BCLY	0	(28)	(28)
Buy		1,644,480	01/2011	JPM	0	(16)	(16)
Buy		2,467,990	01/2011	MSC	4	0	4
Buy		2,322,500	03/2011	BOA	718	0	718
Buy		5,921,100	03/2011	JPM	0	(515)	(515)
Sell	JPY	170,000,000	11/2010	DUB	0	(99,391)	(99,391)
Sell		40,920,604	11/2010	GSC	0	(2,536)	(2,536)
Sell		244,867,000	11/2010	MSC	0	(24,399)	(24,399)
Sell		296,850,000	12/2010	CSFB	0	(38,693)	(38,693)
Sell		200,000,000	12/2010	RBS	0	(26,063)	(26,063)
Buy	KRW	51,122,371	11/2010	BCLY	1,296	0	1,296
Sell		20,636,297	11/2010	BCLY	0	(959)	(959)
Buy		36,847,826	11/2010	BOA	1,042	0	1,042
Buy		175,978,236	11/2010	CITI	2,838	0	2,838
Sell		231,166,299	11/2010	CITI	0	(14,759)	(14,759)
Buy		32,192,394	11/2010	DUB	498	0	498
Buy		17,595,000	11/2010	GSC	407	0	407
Buy		215,545,211	11/2010	JPM	908	(943)	(35)
Sell		80,509,686	11/2010	JPM	0	(5,374)	(5,374)
Buy		128,801,191	11/2010	MSC	1,640	(39)	1,601
Buy		22,533,100	11/2010	RBS	330	0	330
Sell		9,676,650	11/2010	RBS	0	(526)	(526)

Buy		387,745,500	01/2011	MSC	1,175	(346)	829
Buy	MXN	1,133,228	02/2011	BCLY	1,682	0	1,682
Buy		289,716	02/2011	BOA	122	0	122
Buy		4,891,199	02/2011	CITI	11,433	(104)	11,329
Buy		204,413	02/2011	DUB	31	(44)	(13)
Buy		574,012	02/2011	JPM	51	(213)	(162)
Buy		2,975,464	02/2011	MSC	457	(1,388)	(931)
Buy		967,652	02/2011	RBC	2,510	0	2,510
Buy		647,000	02/2011	RBS	658	0	658
Buy		173,155	02/2011	UBS	0	(42)	(42)
Buy	MYR	514,329	10/2010	BCLY	15,319	0	15,319
Sell		185,910	10/2010	BCLY	0	(36)	(36)
Buy		64,396	10/2010	BOA	2,079	0	2,079
Buy		455,413	10/2010	CITI	12,187	0	12,187
Buy		207,498	10/2010	DUB	3,724	0	3,724
Buy		185,910	02/2011	BCLY	0	(113)	(113)
Buy		114,080	02/2011	HSBC	0	(149)	(149)
Buy		101,452	02/2011	JPM	0	(106)	(106)
Buy	NOK	6,817	11/2010	CITI	42	0	42
Buy	NZD	9,155	10/2010	JPM	66	0	66
Buy	PHP	137,024	11/2010	BCLY	135	0	135
Buy		10,670,136	11/2010	CITI	406	(216)	190
Buy		109,950	11/2010	DUB	131	0	131
Buy		4,675,720	06/2011	BCLY	0	(578)	(578)
Buy		3,378,420	06/2011	JPM	0	(211)	(211)
Buy	SGD	37,727	11/2010	BCLY	384	0	384
Buy		35,877	11/2010	CITI	378	0	378
Buy		44,538	03/2011	CITI	166	0	166
Buy		105,885	03/2011	HSBC	313	0	313
Buy		21,412	03/2011	MSC	81	0	81
Buy	TRY	849	10/2010	HSBC	65	0	65
Sell		879	10/2010	HSBC	0	(61)	(61)
Buy		30	10/2010	RBS	2	0	2
Buy		52,574	01/2011	BCLY	926	0	926
Buy		103,503	01/2011	CITI	2,137	0	2,137
Buy		24,749	01/2011	CSFB	371	0	371
Buy		180,703	01/2011	HSBC	1,656	(5)	1,651
Buy		248,037	01/2011	JPM	3,281	(3)	3,278
Buy	TWD	1,350,182	10/2010	BCLY	3	(385)	(382)
Buy		1,000,178	10/2010	CITI	31	(196)	(165)
Buy		310,830	10/2010	DUB	0	(80)	(80)
Buy		593,076	01/2011	DUB	41	(120)	(79)
Buy		363,836	01/2011	JPM	144	0	144
Buy		560,097	01/2011	MSC	134	0	134
Buy		303,317	01/2011	UBS	155	0	155
Buy	ZAR	1,161,526	10/2010	BCLY	7,909	0	7,909
Buy		99,083	10/2010	BOA	461	0	461
Buy		178,882	10/2010	CITI	1,266	0	1,266
Buy		485,105	10/2010	HSBC	3,033	0	3,033
Buy		181,121	10/2010	JPM	1,086	0	1,086
Buy		143,179	10/2010	MSC	964	0	964
Buy		931,772	10/2010	UBS	5,772	0	5,772
Buy		231,631	01/2011	BCLY	836	0	836
Buy		238,187	01/2011	JPM	860	0	860
Buy		235,646	09/2011	BCLY	1,079	0	1,079
Buy		112,465	09/2011	MSC	510	0	510
Buy		133,000	09/2011	UBS	606	0	606

					$337,084	$(753,368)	$(416,284)

(t)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio's assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$696,925	$0	$696,925
Corporate Bonds & Notes
Banking & Finance	72,277	51,204,371	156,531	51,433,179
Industrials	0	13,042,212	884	13,043,096
Utilities	0	4,109,387	0	4,109,387
Convertible Bonds & Notes
Banking & Finance	0	68,745	0	68,745
Industrials	0	291,641	0	291,641
Municipal Bonds & Notes
Alabama	0	1,303	0	1,303
Arizona	0	33,614	0	33,614
Arkansas	0	1,064	0	1,064
California	0	2,458,198	0	2,458,198
Colorado	0	14,295	0	14,295
Connecticut	0	169	0	169
District of Columbia	0	171,896	0	171,896
Florida	0	95,413	0	95,413
Georgia	0	122,654	0	122,654
Illinois	0	1,207,048	0	1,207,048

Indiana	0	54,360	0	54,360
Iowa	0	83,307	0	83,307
Kansas	0	425	0	425
Louisiana	0	102,433	0	102,433
Massachusetts	0	73,860	0	73,860
Michigan	0	57,393	0	57,393
Minnesota	0	1,157	0	1,157
Mississippi	0	10,899	0	10,899
Missouri	0	2,393	0	2,393
Nebraska	0	48,000	0	48,000
Nevada	0	372,218	0	372,218
New Jersey	0	180,873	0	180,873
New York	0	906,323	0	906,323
North Carolina	0	48,019	0	48,019
North Dakota	0	5,457	0	5,457
Ohio	0	469,658	0	469,658
Oregon	0	36,359	0	36,359
Pennsylvania	0	108,525	0	108,525
Puerto Rico	0	11,988	0	11,988
Rhode Island	0	7,143	0	7,143
South Carolina	0	559	0	559
South Dakota	0	1,486	0	1,486
Tennessee	0	5,539	0	5,539
Texas	0	432,075	0	432,075
Utah	0	8,257	0	8,257
Virginia	0	6,924	0	6,924
Washington	0	36,775	0	36,775
West Virginia	0	125,290	0	125,290
Wisconsin	0	3,011	0	3,011
U.S. Government Agencies	0	66,875,474	147,732	67,023,206
U.S. Treasury Obligations	0	65,696,136	0	65,696,136
Mortgage-Backed Securities	0	12,525,578	955,586	13,481,164
Asset-Backed Securities	0	2,442,425	544,042	2,986,467
Sovereign Issues	0	10,354,631	0	10,354,631
Convertible Preferred Securities Banking & Finance	3,838	0	0	3,838
Consumer Discretionary	0	68,240	0	68,240
Preferred Securities Banking & Finance	85	29,513	0	29,598
Short-Term Instruments Certificates of Deposit	0	198,039	0	198,039
Commercial Paper	0	1,000	0	1,000
Repurchase Agreements	0	18,172,176	0	18,172,176
Japan Treasury Bills	0	7,986,810	0	7,986,810
U.S. Treasury Bills	0	218,449	0	218,449
PIMCO Short-Term Floating NAV Portfolio	24,181,390	0	0	24,181,390

Investments, at value	$24,257,590	$261,288,112	$1,804,775	$287,350,477
Short Sales, at value	$0	$(245,045)	$0	$(245,045)
Financial Derivative Instruments(7) - Assets
Credit Contracts	114	349,317	0	349,431
Foreign Exchange Contracts	0	337,084	0	337,084
Interest Rate Contracts	453,392	327,742	0	781,134

	$453,506	$1,014,143	$0	$1,467,649
Financial Derivative Instruments(7) - Liabilities
Credit Contracts	0	(97,544)	(5,012)	(102,556)
Foreign Exchange Contracts	0	(753,368)	0	(753,368)
Interest Rate Contracts	0	(683,925)	(88,130)	(772,055)

	$0	$(1,534,837)	$(93,142)	$(1,627,979)

Totals	$24,711,096	$260,522,373	$1,711,633	$286,945,102

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory(3)	Beginning Balance at 03/31/2010	Net Purchases(8)	Net Sales(8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010(9)
Corporate Bonds & Notes
Banking & Finance	$173,080	$59,334	$0	$1,135	$0	$11,358	$0	$(88,376)	$156,531	$7,508
Industrials	768	0	(98)	0	49	165	0	0	884	163
U.S. Government Agencies	157,025	(6,526)	(3,975)	(63)	(32)	1,303	0	0	147,732	1,015
Mortgage-Backed Securities	357,017	868,215	(143,612)	37	533	41,110	0	(167,714)	955,586	28,729
Asset-Backed Securities	507,848	299,739	(66,750)	1,127	(503)	14,396	0	(211,815)	544,042	19,776

Investments, at value	$1,195,738	$1,220,762	$(214,435)	$2,236	$47	$68,332	$0	$(467,905)	$1,804,775	$57,191
Financial Derivative Instruments(7) - Liabilities
Credit Contracts	(5,886)	2,530	(6,435)	0	5,062	(283)	0	0	(5,012)	1,423
Interest Rate Contracts	(18,866)	0	(43,507)	0	0	(25,757)	0	0	(88,130)	(25,757)

	$(24,752)	$2,530	$(49,942)	$0	$5,062	$(26,040)	$0	$0	$(93,142)	$(24,334)

Totals	$1,170,986	$1,223,292	$(264,377)	$2,236	$5,109	$42,292	$0	$(467,905)	$1,711,633	$32,857

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(u)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable(2)	$1,387	$0	$0	$0	$0	$1,387
Unrealized appreciation on foreign currency contracts	0	337,084	0	0	0	337,084
Unrealized appreciation on swap agreements	327,741	0	349,432	0	0	677,173

	$329,128	$337,084	$349,432	$0	$0	$1,015,644

Liabilities:
Written options outstanding	$751,004	$0	$5,012	$0	$0	$756,016
Variation margin payable(2)	10,928	0	0	0	0	10,928
Unrealized depreciation on foreign currency contracts	0	753,368	0	0	0	753,368
Unrealized depreciation on swap agreements	21,050	0	97,545	0	0	118,595

	$782,982	$753,368	$102,557	$0	$0	$1,638,907

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$4,360,625	$47,889	$140,606	$0	$0	$4,549,120
Net realized (loss) on foreign currency transactions	0	(85,400)	0	0	0	(85,400)

	$4,360,625	$(37,511)	$140,606	$0	$0	$4,463,720

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(636,602)	$(10,905)	$48,605	$0	$0	$(598,902)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(524,536)	0	0	0	(524,536)

	$(636,602)	$(535,441)	$48,605	$0	$0	$(1,123,438)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $453,392 as reported in the Notes to Schedule of Investments.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

(a) Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: December 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: December 6, 2010

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: December 6, 2010